PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 46.0%

Basic Materials - 1.0%
Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$3,100,000	$3,081,736
3.950% due 09/10/50 ~	1,500,000	1,608,594
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	700,000	685,856
Suzano Austria GmbH (Brazil) 3.125% due 01/15/32	1,000,000	967,000

		6,343,186

Communications - 4.7%
AT&T, Inc. 2.250% due 02/01/32	500,000	487,237
2.550% due 12/01/33	1,500,000	1,477,083
3.500% due 09/15/53	2,953,000	2,928,447
3.850% due 06/01/60	1,900,000	1,969,281
Charter Communications Operating LLC 3.500% due 06/01/41	1,900,000	1,868,428
3.850% due 04/01/61	2,800,000	2,676,389
Cox Communications, Inc. 1.800% due 10/01/30 ~	1,000,000	952,934
Expedia Group, Inc. 2.950% due 03/15/31	800,000	809,096
4.625% due 08/01/27	2,000,000	2,268,639
Sprint Communications, Inc. 6.000% due 11/15/22	2,000,000	2,105,440
T-Mobile USA, Inc. 2.250% due 02/15/26 ~	1,000,000	1,012,500
2.250% due 11/15/31	1,000,000	981,404
2.550% due 02/15/31	1,500,000	1,506,326
2.625% due 04/15/26	50,000	51,188
3.375% due 04/15/29 ~	875,000	913,937
3.875% due 04/15/30	2,600,000	2,872,205
Verizon Communications, Inc. 1.680% due 10/30/30	1,200,000	1,141,873
2.850% due 09/03/41	1,100,000	1,075,329
3.400% due 03/22/41	2,200,000	2,299,666
3.850% due 11/01/42	1,000,000	1,100,992

		30,498,394

Consumer, Cyclical - 6.2%
Air Canada Pass-Through Trust (Canada) 4.125% due 11/15/26 ~	1,380,929	1,412,858
American Airlines Pass-Through Trust 3.600% due 03/22/29	1,405,009	1,458,657
Beazer Homes USA, Inc. 7.250% due 10/15/29	1,000,000	1,102,930
British Airways Pass-Through Trust (United Kingdom) 3.300% due 06/15/34 ~	2,763,870	2,810,889
3.350% due 12/15/30 ~	1,214,722	1,221,044
4.625% due 12/20/25 ~	772,179	815,644
Choice Hotels International, Inc. 3.700% due 01/15/31	1,400,000	1,511,384
Continental Airlines Pass-Through Trust 4.000% due 04/29/26	1,250,829	1,319,955
Delta Air Lines Pass-Through Trust 3.625% due 01/30/29	295,649	317,695
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.500% due 10/20/25 ~	400,000	428,118
DR Horton, Inc. 1.400% due 10/15/27	1,800,000	1,764,715
Ford Motor Co. 8.500% due 04/21/23	600,000	660,714

	Principal Amount	Value
Ford Motor Credit Co. LLC 2.900% due 02/16/28	$1,800,000	$1,800,000
3.375% due 11/13/25	1,050,000	1,080,187
4.542% due 08/01/26	1,550,000	1,673,349
Genting New York LLC/GENNY Capital, Inc. 3.300% due 02/15/26 ~	900,000	892,967
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower 4.875% due 07/01/31 ~	1,450,000	1,457,250
International Game Technology PLC 4.125% due 04/15/26 ~	2,500,000	2,601,550
Kohl’s Corp. 3.375% due 05/01/31	1,750,000	1,802,996
Lennar Corp. 4.500% due 04/30/24	1,000,000	1,082,480
Marriott International, Inc. 3.500% due 10/15/32	1,750,000	1,860,911
Meritage Homes Corp. 3.875% due 04/15/29 ~	1,875,000	1,971,094
MGM Resorts International 6.000% due 03/15/23	1,200,000	1,270,428
New Red Finance, Inc. (Canada) 3.875% due 01/15/28 ~	1,000,000	1,011,100
Nordstrom, Inc. 5.000% due 01/15/44	1,500,000	1,473,301
Six Flags Entertainment Corp. 4.875% due 07/31/24 ~	2,500,000	2,526,562
Stellantis Finance US, Inc. 2.691% due 09/15/31 ~	750,000	743,190
United Airlines Pass-Through Trust 2.900% due 11/01/29	382,273	381,257
4.150% due 02/25/33	614,593	663,669
US Airways Pass-Through Trust 4.625% due 12/03/26	993,406	997,457

		40,114,351

Consumer, Non-Cyclical - 7.5%
Altria Group, Inc. 2.450% due 02/04/32	1,850,000	1,773,975
AmerisourceBergen Corp. 2.700% due 03/15/31	5,000,000	5,117,604
Amgen, Inc. 3.150% due 02/21/40	1,250,000	1,263,019
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.000% due 01/17/43	3,000,000	3,312,505
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 5.450% due 01/23/39	2,500,000	3,241,154
Centene Corp. 2.450% due 07/15/28	750,000	754,688
2.500% due 03/01/31	1,600,000	1,580,000
Cigna Corp. 2.400% due 03/15/30	1,000,000	1,017,265
CoStar Group, Inc. 2.800% due 07/15/30 ~	1,800,000	1,832,057
CVS Health Corp. 1.750% due 08/21/30	3,500,000	3,357,856
Global Payments, Inc. 3.200% due 08/15/29	2,500,000	2,644,332
Humana, Inc. 3.950% due 03/15/27	1,000,000	1,116,662
Kraft Heinz Foods Co. 4.375% due 06/01/46	4,200,000	4,787,401
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	2,550,000	2,489,418
Square, Inc. 3.500% due 06/01/31 ~	275,000	282,420
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	2,000,000	2,033,492
Transurban Finance Co. Pty Ltd. (Australia) 2.450% due 03/16/31 ~	2,000,000	2,005,458

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Universal Health Services, Inc. 2.650% due 10/15/30 ~	$3,050,000	$3,067,659
2.650% due 01/15/32 ~	1,050,000	1,041,037
Viatris, Inc. 3.850% due 06/22/40 ~	3,150,000	3,383,831
Viterra Finance BV (Netherlands) 3.200% due 04/21/31 ~	2,450,000	2,491,672

		48,593,505

Energy - 3.1%
Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39 ~	2,150,000	2,131,676
3.700% due 11/15/29	800,000	868,638
Energy Transfer LP 3.750% due 05/15/30	1,000,000	1,081,164
4.750% due 01/15/26	5,000,000	5,590,988
6.500% due 11/15/26	2,050,000	2,139,933
Enterprise Products Operating LLC 3.300% due 02/15/53	900,000	879,311
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	2,365,127
MPLX LP 5.200% due 12/01/47	1,600,000	1,947,612
6.875% due 02/15/23	1,750,000	1,785,000
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	1,400,000	1,185,100

		19,974,549

Financial - 15.0%
Air Lease Corp. 3.000% due 02/01/30	1,000,000	1,015,405
4.650% due 06/15/26	2,700,000	2,831,625
Ally Financial, Inc. 4.700% due 05/15/26	1,000,000	1,043,975
Assured Guaranty US Holdings, Inc. 3.600% due 09/15/51	1,150,000	1,171,914
Avolon Holdings Funding Ltd. (Ireland) 2.750% due 02/21/28 ~	2,150,000	2,145,940
Banco Santander SA (Spain) 2.749% due 12/03/30	1,500,000	1,493,673
Bank of America Corp. 1.922% due 10/24/31	2,000,000	1,925,471
2.482% due 09/21/36	2,500,000	2,451,698
2.687% due 04/22/32	2,850,000	2,903,715
BNP Paribas SA (France) 2.871% due 04/19/32 ~	3,500,000	3,576,535
4.625% due 02/25/31 ~	1,600,000	1,638,000
Broadstone Net Lease LLC 2.600% due 09/15/31	1,250,000	1,236,122
Citigroup, Inc. 2.666% due 01/29/31	2,500,000	2,561,639
4.600% due 03/09/26	3,400,000	3,842,059
Commonwealth Bank of Australia (Australia) 2.688% due 03/11/31 ~	900,000	897,803
Extra Space Storage LP 2.350% due 03/15/32	1,550,000	1,515,900
Fidelity National Financial, Inc. 3.200% due 09/17/51	1,150,000	1,099,183
Five Corners Funding Trust II 2.850% due 05/15/30 ~	1,350,000	1,411,945
GLP Capital LP REIT 5.250% due 06/01/25	5,000,000	5,581,650
Goldman Sachs Group, Inc. 2.383% due 07/21/32	1,600,000	1,585,174
2.615% due 04/22/32	4,000,000	4,050,968
3.800% due 05/10/26	850,000	872,313
Host Hotels & Resorts LP REIT 3.375% due 12/15/29	1,900,000	1,956,874
3.500% due 09/15/30	500,000	519,792
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	1,450,000	1,473,563

	Principal Amount	Value
JAB Holdings BV (Austria) 3.750% due 05/28/51 ~	$1,000,000	$1,088,594
JPMorgan Chase & Co. 2.522% due 04/22/31	4,400,000	4,491,442
2.580% due 04/22/32	1,350,000	1,369,726
2.956% due 05/13/31	4,550,000	4,736,271
3.960% due 01/29/27	1,000,000	1,103,992
Liberty Mutual Group, Inc. 4.300% due 02/01/61 ~	2,650,000	2,522,855
LSEGA Financing PLC (United Kingdom) 2.500% due 04/06/31 ~	2,400,000	2,445,569
3.200% due 04/06/41 ~	1,800,000	1,861,463
Morgan Stanley 2.484% due 09/16/36	3,100,000	3,035,698
5.000% due 11/24/25	1,500,000	1,715,586
Northwestern Mutual Life Insurance Co. 3.625% due 09/30/59 ~	1,500,000	1,631,124
OneMain Finance Corp. 5.375% due 11/15/29	1,750,000	1,898,925
6.125% due 03/15/24	2,600,000	2,781,350
Piedmont Operating Partnership LP REIT 3.150% due 08/15/30	675,000	694,938
4.450% due 03/15/24	2,200,000	2,354,106
Sabra Health Care LP 3.200% due 12/01/31	1,150,000	1,127,706
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,419,623
UBS Group AG (Switzerland) 4.375% due 02/10/31 ~	800,000	810,160
VICI Properties LP/VICI Note Co., Inc. REIT 4.625% due 12/01/29 ~	3,000,000	3,228,750
Wells Fargo & Co. 3.900% due 03/15/26	1,950,000	2,012,156
4.400% due 06/14/46	2,500,000	2,974,901

		97,107,871

Industrial - 3.7%

Allegion US Holding Co., Inc. 3.550% due 10/01/27	5,289,000	5,698,589
Berry Global, Inc. 4.875% due 07/15/26 ~	2,000,000	2,102,600
Carrier Global Corp. 2.722% due 02/15/30	1,000,000	1,035,223
Flowserve Corp. 2.800% due 01/15/32	3,200,000	3,170,212
Masco Corp. 7.750% due 08/01/29	950,000	1,281,810
SMBC Aviation Capital Finance DAC (Ireland) 2.300% due 06/15/28 ~	600,000	602,591
SYNNEX Corp. 2.375% due 08/09/28 ~	1,750,000	1,734,335
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	1,500,000	1,573,838
TransDigm, Inc. 6.250% due 03/15/26 ~	771,000	804,731
Vontier Corp. 2.400% due 04/01/28 ~	2,150,000	2,123,157
Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	3,650,000	3,687,965

		23,815,051

Technology - 3.2%
Broadcom, Inc. 3.137% due 11/15/35 ~	3,000,000	2,990,568
3.187% due 11/15/36 ~	777,000	776,102
4.150% due 11/15/30	973,000	1,078,671
CGI, Inc. (Canada) 2.300% due 09/14/31 ~	1,650,000	1,604,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Citrix Systems, Inc. 3.300% due 03/01/30	$2,500,000	$2,555,008
Fiserv, Inc. 3.500% due 07/01/29	2,100,000	2,288,065
NXP BV/NXP Funding LLC/NXP USA, Inc. (China) 3.875% due 06/18/26 ~	3,000,000	3,306,697
Oracle Corp. 2.875% due 03/25/31	1,500,000	1,544,626
3.950% due 03/25/51	2,500,000	2,641,516
Skyworks Solutions, Inc. 3.000% due 06/01/31	600,000	614,124
VMware, Inc. 2.200% due 08/15/31	1,750,000	1,712,315

		21,112,394

Utilities - 1.6%

DPL, Inc. 4.125% due 07/01/25	300,000	321,375
4.350% due 04/15/29	1,125,000	1,225,153
IPALCO Enterprises, Inc. 4.250% due 05/01/30	1,350,000	1,516,604
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	1,850,000	1,961,000
Pike Corp. 5.500% due 09/01/28 ~	2,000,000	2,040,770
Southern California Edison Co. 4.000% due 04/01/47	500,000	537,144
Talen Energy Supply LLC 6.500% due 06/01/25	750,000	374,362
6.625% due 01/15/28 ~	500,000	464,665
Vistra Operations Co. LLC 3.550% due 07/15/24 ~	750,000	789,082
WEC Energy Group, Inc. 1.800% due 10/15/30	1,000,000	958,706

		10,188,861

Total Corporate Bonds & Notes (Cost $290,624,256)		297,748,162

SENIOR LOAN NOTES – 18.5%
Communications - 1.2%

CSC Holdings LLC Term B 2.384% (USD LIBOR + 2.250%) due 01/15/26 §	992,366	980,892
Term B5 2.580% (USD LIBOR + 2.500%) due 04/15/27 §	2,469,943	2,445,244
MTN Infrastructure TopCo., Inc Term B due 11/17/24 µ	994,962	994,340
4.000% (USD LIBOR + 3.000%) due 11/17/24 §	2,984,536	2,982,671
SBA Senior Finance II LLC Term B 1.830% (USD LIBOR + 1.750%) due 04/11/25 §	595,385	590,361

		7,993,508

Consumer, Cyclical - 3.9%

ClubCorp Holdings, Inc. Term B 2.888% (USD LIBOR + 2.750%) due 09/18/24 §	1,919,786	1,809,398
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	1,240,625	1,248,250
Harbor Freight Tools USA, Inc. Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	2,484,981	2,486,817

	Principal Amount	Value
Hayward Industries, Inc. Term B 3.000% (USD LIBOR + 2.750%) due 05/28/28 §	$997,500	$996,342
Hilton Grand Vacations Borrower LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/02/28 §	1,000,000	1,003,500
Marriott Ownership Resorts, Inc. Term B 1.830% (USD LIBOR + 1.750%) due 08/31/25 §	1,731,949	1,707,595
Mileage Plus Holdings LLC Term B 6.250% (USD LIBOR + 5.250%) due 06/20/27 §	1,000,000	1,062,917
SeaWorld Parks & Entertainment, Inc. 3.500% (USD LIBOR + 3.000%) due 08/25/28 §	4,000,000	3,994,000
Restaurant Brands Term B (Canada) 1.834% (USD LIBOR + 1.750%) due 11/19/26 §	3,818,884	3,774,898
SRS Distribution, Inc. Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	1,250,000	1,251,094
Stars Group Holdings BV Term B (Canada) 2.332% (USD LIBOR + 2.250%) due 07/21/26 §	2,047,348	2,043,083
United Airlines, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,482,500	3,514,316

		24,892,210

Consumer, Non-Cyclical - 5.4%

Avantor Funding, Inc. Term B4 2.500% (USD LIBOR + 2.000%) due 11/24/24 §	2,248,845	2,250,718
Bausch Health Americas, Inc. Term B 3.119% (USD LIBOR + 3.000%) due 06/01/25 §	5,632,421	5,631,717
CoreLogic, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	2,750,000	2,746,906
Heartland Dental LLC Term B 4.084% (USD LIBOR + 4.000%) due 04/30/25 §	1,246,875	1,245,511
Mavis Tire Express Services Topco Corp. 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	2,992,500	3,002,974
Mozart Borrower L.P. Term B due 09/20/28 µ	750,000	748,594
Organon & Co. Term B 3.500% (USD LIBOR + 3.000%) due 06/02/28 §	1,745,625	1,752,035
Pathway Vet Alliance LLC Term A 3.830% (USD LIBOR + 3.750%) due 03/31/27 §	3,460,275	3,457,247
PetVet Care Centers LLC Term B3 4.250% (USD LIBOR + 3.500%) due 02/15/25 §	3,324,557	3,332,177
PPD, Inc. Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	2,992,481	2,991,170
Spin Holdco, Inc. 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	1,995,000	2,002,792
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	1,231,313	1,236,030
US Foods, Inc. Term B 1.835% (USD LIBOR + 1.750%) due 06/27/23 §	3,506,495	3,489,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Wand NewCo. 3, Inc. Term B1 3.080% (USD LIBOR + 3.000%) due 02/05/26 §	$879,819	$872,465

		34,759,540

Financial - 2.2%

Acrisure LLC Term B 3.584% (USD LIBOR + 3.500%) due 02/15/27 §	248,111	245,940
AssuredPartners, Inc. Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 §	1,228,125	1,221,899
Avolon TLB Borrower 1 US LLC Term B3 (Ireland) 2.500% (USD LIBOR + 1.750%) due 01/15/25 §	1,926,471	1,920,279
HUB International Ltd. Term B 2.835% (USD LIBOR + 3.000%) due 04/25/25 §	2,929,632	2,905,219
NFP Corp. Term B 3.334% (USD LIBOR + 3.250%) due 02/13/27 §	3,452,450	3,422,959
USI, Inc. Term B 3.120% (USD LIBOR + 3.000%) due 05/16/24 §	4,354,422	4,331,095

		14,047,391

Industrial - 2.7%

Engineered Components & Systems LLC Term B 6.500% (USD LIBOR + 6.000%) due 08/02/28 § ±	1,155,963	1,157,408
Filtration Group Corp. Term B 3.131% (USD LIBOR + 3.000%) due 03/29/25 §	3,351,208	3,336,546
Flex Acquisition Co., Inc. Term B 4.000% (USD LIBOR + 3.500%) due 03/02/28 §	2,118,010	2,116,023
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	2,992,500	2,991,800
Pro Mach Group, Inc. Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	1,075,419	1,080,796
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	1,492,500	1,497,724
Quikrete Holdings, Inc. Term B1 due 06/11/28 µ	1,000,000	997,986
TransDigm, Inc. Term E 2.330% (USD LIBOR + 2.250%) due 05/30/25 §	937,622	926,976
Term F 2.330% (USD LIBOR + 2.250%) due 12/09/25 §	3,835,098	3,791,355

		17,896,614

Technology - 2.3%

Dell International LLC Term B2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	2,656,736	2,659,523
Dun & Bradstreet Corp. Term B 3.337% (USD LIBOR + 3.250%) due 02/08/26 §	987,525	987,613
Epicor Software Corp. Term B due 07/31/27 µ	2,992,443	2,994,745

	Principal Amount	Value
Peraton Corp. Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	$1,243,750	$1,246,415
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	2,729,375	2,742,738
Tempo Acquisition LLC Term B 3.750% (USD LIBOR + 3.250%) due 10/31/26 §	864,847	867,982
UKG, Inc. 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	3,222,523	3,232,997

		14,732,013

Utilities - 0.8%
PG&E Corp. Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	1,234,375	1,214,316
Pike Corp. Term B 3.082% (USD LIBOR + 3.000%) due 01/21/28 §	3,835,616	3,840,411

		5,054,727

Total Senior Loan Notes (Cost $119,101,460)		119,376,003

MORTGAGE-BACKED SECURITIES - 2.0%

Fannie Mae - 2.0%
due 10/01/36 #	12,750,000	13,132,002

Total Mortgage-Backed Securities (Cost $13,197,246)		13,132,002

ASSET-BACKED SECURITIES - 16.0%

AmeriCredit Automobile Receivables Trust 0.760% due 12/18/25	2,400,000	2,407,878
0.890% due 10/19/26	1,050,000	1,052,758
0.970% due 02/18/26	500,000	503,561
2.690% due 06/19/23	222,966	223,814
3.130% due 02/18/25	950,000	962,158
3.360% due 02/18/25	1,000,000	1,027,751
Apidos CLO XXX (Cayman) 1.734% (USD LIBOR + 1.600%) due 10/18/31 § ~	2,000,000	2,001,495
Buttermilk Park CLO Ltd. (Cayman) 1.226% (USD LIBOR + 1.100%) due 10/15/31 § ~	850,000	850,711
Citibank Credit Card Issuance Trust 0.854% (USD LIBOR + 0.770%) due 05/14/29 §	2,000,000	2,045,563
Dryden 55 CLO Ltd. (Cayman) 2.026% (USD LIBOR + 1.900%) due 04/15/31 § ~	1,000,000	994,403
Dryden 58 CLO Ltd. (Cayman) 1.634% (USD LIBOR + 1.500%) due 07/17/31 § ~	1,000,000	1,001,748
1.934% (USD LIBOR + 1.800%) due 07/17/31 § ~	1,000,000	992,850
Dryden 61 CLO Ltd. (Cayman) 1.124% (USD LIBOR + 0.990%) due 01/17/32 § ~	2,250,000	2,250,054
1.884% (USD LIBOR + 1.750%) due 01/17/32 § ~	1,250,000	1,248,353
Dryden 64 CLO Ltd. (Cayman) 1.534% (USD LIBOR + 1.400%) due 04/18/31 § ~	800,000	801,007
Ford Credit Auto Owner Trust 2.040% due 12/15/26	500,000	515,460

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.020% due 10/15/24	$2,940,000	$3,039,848
3.190% due 07/15/31 ~	3,000,000	3,215,362
Madison Park Funding XXIX CLO Ltd. (Cayman) 1.884% (USD LIBOR + 1.750%) due 10/18/30 § ~	1,750,000	1,751,577
Madison Park Funding XXVIII CLO Ltd. (Cayman) 1.726% (USD LIBOR + 1.600%) due 07/15/30 § ~	1,400,000	1,400,748
1.976% (USD LIBOR + 1.850%) due 07/15/30 § ~	600,000	596,495
Magnetite XII Ltd. (Cayman) 1.226% (USD LIBOR + 1.100%) due 10/15/31 § ~	1,125,000	1,126,489
Magnetite XIV-R Ltd. (Cayman) 1.254% (USD LIBOR + 1.120%) due 10/18/31 § ~	2,500,000	2,503,482
Magnetite Xxix Ltd. (Cayman) 1.116% (USD LIBOR + 0.990%) due 01/15/34 § ~	1,300,000	1,300,999
MVW LLC 1.740% due 10/20/37 ~	270,379	273,801
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	508,444	508,126
1.220% due 07/15/69 ~	1,138,202	1,145,315
1.310% due 01/15/69 ~	926,058	933,024
1.690% due 05/15/69 ~	3,468,446	3,519,970
2.460% due 11/15/68 ~	500,000	517,399
2.640% due 05/15/68 ~	767,150	782,610
Navient Student Loan Trust 0.686% (USD LIBOR + 0.600%) due 12/26/69 § ~	1,275,187	1,285,562
0.806% (USD LIBOR + 0.720%) due 03/25/67 § ~	1,000,000	1,013,227
1.136% (USD LIBOR + 1.050%) due 06/25/69 § ~	904,257	929,668
1.310% due 12/26/69 ~	991,812	979,754
1.320% due 08/26/69 ~	1,328,096	1,311,695
3.390% due 12/15/59 ~	2,559,945	2,668,522
Neuberger Berman CLO Ltd. (Cayman) 1.186% (USD LIBOR + 1.060%) due 04/16/33 § ~	500,000	501,125
1.484% (USD LIBOR + 1.350%) due 10/18/29 § ~	1,500,000	1,496,920
OCP CLO Ltd. (Cayman) 0.945% (USD LIBOR + 0.820%) due 10/26/27 § ~	256,658	256,821
Palmer Square CLO 2020-3 Ltd. (Cayman) 1.495% (USD LIBOR + 1.370%) due 11/15/31 § ~	4,000,000	4,011,268
Palmer Square CLO Ltd. (Cayman) 1.226% (USD LIBOR + 1.100%) due 07/16/31 § ~	1,000,000	1,000,752
Palmer Square Loan Funding Ltd. (Cayman) due 10/15/29 # ~	4,800,000	4,800,000
0.931% (USD LIBOR + 0.800%) due 05/20/29 § ~	1,387,922	1,389,656
1.034% (USD LIBOR + 0.900%) due 04/20/29 § ~	2,197,761	2,199,981
1.381% (USD LIBOR + 1.250%) due 05/20/29 § ~	4,000,000	4,000,520
1.481% (USD LIBOR + 1.350%) due 02/20/28 § ~	1,350,000	1,351,313
1.571% (USD LIBOR + 1.400%) due 07/20/29 § ~	2,500,000	2,497,920
2.031% (USD LIBOR + 1.900%) due 02/20/28 § ~	600,000	600,511
Regatta X Funding CLO Ltd. (Cayman) 1.254% (USD LIBOR + 1.120%) due 01/17/31 § ~	2,000,000	2,001,622
Santander Drive Auto Receivables Trust 0.730% due 03/17/25	1,100,000	1,103,584

	Principal Amount	Value
0.750% due 02/17/26	$1,900,000	$1,908,531
0.960% due 11/15/24	600,000	601,869
SLM Student Loan Trust 0.675% (USD LIBOR + 0.550%) due 10/25/64 § ~	708,927	714,511
SMB Private Education Loan Trust 0.814% (USD LIBOR + 0.730%) due 01/15/53 § ~	5,100,000	5,129,362
1.070% due 01/15/53 ~	2,630,266	2,594,924
1.290% due 07/15/53 ~	1,118,923	1,124,000
2.230% due 09/15/37 ~	3,500,000	3,589,842
2.340% due 09/15/34 ~	436,960	444,861
2.700% due 05/15/31 ~	547,772	560,714
2.820% due 10/15/35 ~	1,169,680	1,208,460
2.880% due 09/15/34 ~	1,252,047	1,286,469
3.440% due 07/15/36 ~	1,453,275	1,517,341
3.500% due 02/15/36 ~	890,634	935,014
3.600% due 01/15/37 ~	987,764	1,042,706
3.630% due 11/15/35 ~	785,748	825,380
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	1,100,000	1,129,672
Tiaa CLO III Ltd. (Cayman) 1.276% (USD LIBOR + 1.150%) due 01/16/31 § ~	1,834,000	1,836,326

Total Asset-Backed Securities (Cost $102,350,125)		103,345,212

U.S. TREASURY OBLIGATIONS - 14.3%
U.S. Treasury Bonds - 3.6%
1.125% due 05/15/40	6,000,000	5,187,891
1.375% due 08/15/50	1,250,000	1,055,176
1.750% due 08/15/41	2,500,000	2,390,625
2.000% due 02/15/50	1,750,000	1,719,785
2.250% due 08/15/46	1,950,000	2,014,517
2.500% due 02/15/46	6,500,000	7,031,680
2.750% due 11/15/47	3,500,000	3,977,695

		23,377,369

U.S. Treasury Notes - 10.7%
0.250% due 05/31/25	9,000,000	8,850,234
0.250% due 06/30/25	12,000,000	11,789,063
0.250% due 10/31/25	6,000,000	5,863,828
0.500% due 06/30/27	10,000,000	9,655,469
0.500% due 10/31/27	3,000,000	2,879,883
0.625% due 05/15/30	3,500,000	3,267,646
1.125% due 02/15/31	4,500,000	4,359,375
1.250% due 08/31/24	8,500,000	8,685,274
1.250% due 08/15/31	10,000,000	9,758,594
1.625% due 05/15/26	1,000,000	1,031,641
2.000% due 11/30/22	3,000,000	3,065,859

		69,206,866

Total U.S. Treasury Obligations (Cost $92,367,897)		92,584,235

SHORT-TERM INVESTMENT - 6.0%
Repurchase Agreement - 6.0%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $38,633,161; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $39,405,870)	38,633,161	38,633,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Value

Total Short-Term Investment (Cost $38,633,161)	$38,633,161

TOTAL INVESTMENTS - 102.8% (Cost $656,274,145)	664,818,775

OTHER ASSETS & LIABILITIES, NET - (2.8%)	(17,802,868)

NET ASSETS - 100.0%	$647,015,907

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Components & Systems LLC ±	$344,037	$344,467	$430
Pro Mach Group, Inc.	174,581	175,454	873

	$518,618	$519,921	$1,303

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$297,748,162	$-	$297,748,162	$-
	Senior Loan Notes	119,376,003	-	118,218,595	1,157,408
	Mortgage-Backed Securities	13,132,002	-	13,132,002	-
	Asset-Backed Securities	103,345,212	-	103,345,212	-
	U.S. Treasury Obligations	92,584,235	-	92,584,235	-
	Short-Term Investment	38,633,161	-	38,633,161	-
	Unfunded Loan Commitment	519,921		175,454	344,467

	Total	$665,338,696	$-	$663,836,821	$1,501,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 37.7%
Basic Materials - 1.5%
Anglo American Capital PLC (South Africa)
3.625% due 09/11/24 ~	$500,000	$536,835
4.000% due 09/11/27 ~	1,080,000	1,191,138
4.750% due 04/10/27 ~	5,000,000	5,694,226
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	740,000	1,045,220
Barrick Gold Corp. (Canada) 5.250% due 04/01/42	340,000	440,333
Barrick North America Finance LLC (Canada)
5.700% due 05/30/41	1,983,000	2,681,229
5.750% due 05/01/43	1,500,000	2,068,883
BHP Billiton Finance USA Ltd. (Australia)
2.875% due 02/24/22	214,000	216,242
5.000% due 09/30/43	1,220,000	1,627,139
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,060,000	2,272,324
Freeport-McMoRan, Inc.
3.875% due 03/15/23	40,000	41,318
4.550% due 11/14/24	120,000	129,900
4.625% due 08/01/30	710,000	768,575
5.450% due 03/15/43	4,590,000	5,657,175
Glencore Funding LLC (Australia)
4.000% due 03/27/27 ~	5,530,000	6,085,100
4.125% due 05/30/23 ~	130,000	137,509
4.125% due 03/12/24 ~	6,520,000	6,986,684
4.625% due 04/29/24 ~	2,000,000	2,180,143
OCP SA (Morocco)
3.750% due 06/23/31 ~	1,650,000	1,649,104
4.500% due 10/22/25 ~	1,600,000	1,722,331
5.125% due 06/23/51 ~	1,450,000	1,440,031
Orbia Advance Corp. SAB de CV (Mexico)
1.875% due 05/11/26 ~	3,320,000	3,329,595
2.875% due 05/11/31 ~	3,150,000	3,173,625
Southern Copper Corp. (Peru)
5.250% due 11/08/42	6,410,000	7,972,438
6.750% due 04/16/40	600,000	835,950
Suzano Austria GmbH (Brazil)
3.125% due 01/15/32	1,560,000	1,508,520
3.750% due 01/15/31	4,440,000	4,566,540
Teck Resources Ltd. (Canada) 6.000% due 08/15/40	90,000	117,037
Vale Overseas Ltd. (Brazil) 6.875% due 11/21/36	1,193,000	1,591,164
Yamana Gold, Inc. (Canada) 4.625% due 12/15/27	1,810,000	2,006,278

		69,672,586

Communications - 4.4%
Alphabet, Inc.
0.450% due 08/15/25	430,000	424,898
0.800% due 08/15/27	820,000	803,834
1.100% due 08/15/30	980,000	926,349
2.050% due 08/15/50	1,550,000	1,356,029
Altice France SA (France) 7.375% due 05/01/26 ~	2,053,000	2,132,759
Amazon.com, Inc.
0.800% due 06/03/25	2,100,000	2,097,360
1.200% due 06/03/27	2,570,000	2,563,138
1.500% due 06/03/30	1,310,000	1,274,804
2.100% due 05/12/31	1,120,000	1,135,257
2.500% due 06/03/50	2,080,000	1,951,311
3.150% due 08/22/27	2,710,000	2,981,287
3.875% due 08/22/37	1,310,000	1,548,042
4.050% due 08/22/47	2,720,000	3,303,565
4.250% due 08/22/57	390,000	496,166

	Principal Amount	Value
4.950% due 12/05/44	$190,000	$256,426
AT&T, Inc.
1.650% due 02/01/28	3,200,000	3,176,603
2.300% due 06/01/27	2,850,000	2,951,925
2.550% due 12/01/33	510,000	502,208
3.100% due 02/01/43	3,920,000	3,765,136
3.550% due 09/15/55	3,014,000	2,978,312
4.350% due 06/15/45	744,000	841,957
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/30 ~	170,000	175,605
4.500% due 05/01/32	2,520,000	2,598,750
5.000% due 02/01/28 ~	940,000	982,441
5.125% due 05/01/27 ~	1,270,000	1,324,051
Charter Communications Operating LLC due 03/01/42 #	720,000	705,211
4.200% due 03/15/28	2,890,000	3,230,113
4.800% due 03/01/50	540,000	607,076
4.908% due 07/23/25	4,310,000	4,849,179
5.375% due 04/01/38	2,150,000	2,597,968
5.750% due 04/01/48	2,070,000	2,619,426
6.384% due 10/23/35	270,000	355,479
6.484% due 10/23/45	650,000	885,163
6.834% due 10/23/55	370,000	548,306
Comcast Corp.
2.800% due 01/15/51	620,000	588,005
2.887% due 11/01/51 ~	1,543,000	1,482,632
2.937% due 11/01/56 ~	434,000	410,735
3.100% due 04/01/25	110,000	117,734
3.150% due 03/01/26	1,270,000	1,373,034
3.250% due 11/01/39	190,000	200,802
3.300% due 04/01/27	1,510,000	1,654,305
3.400% due 04/01/30	1,000,000	1,101,884
3.400% due 07/15/46	170,000	180,547
3.450% due 02/01/50	710,000	753,915
3.750% due 04/01/40	220,000	247,445
3.950% due 10/15/25	6,050,000	6,714,291
4.000% due 03/01/48	270,000	309,314
4.150% due 10/15/28	3,990,000	4,591,222
4.250% due 10/15/30	2,390,000	2,785,258
5.650% due 06/15/35	290,000	388,048
6.500% due 11/15/35	307,000	441,450
CSC Holdings LLC
4.125% due 12/01/30 ~	5,860,000	5,757,450
4.500% due 11/15/31 ~	2,160,000	2,135,700
DISH DBS Corp.
5.125% due 06/01/29	1,120,000	1,098,882
5.875% due 11/15/24	1,361,000	1,465,157
7.750% due 07/01/26	690,000	780,028
FOX Corp. 5.476% due 01/25/39	1,450,000	1,853,557
Prosus NV (China)
3.061% due 07/13/31 ~	8,710,000	8,513,049
3.832% due 02/08/51 ~	450,000	410,391
4.027% due 08/03/50 ~	2,450,000	2,300,034
Sprint Capital Corp. 8.750% due 03/15/32	1,420,000	2,123,056
Sprint Corp.
7.625% due 02/15/25	910,000	1,064,909
7.875% due 09/15/23	40,000	44,744
T-Mobile USA, Inc.
2.050% due 02/15/28	380,000	383,273
2.250% due 02/15/26	410,000	415,125
2.550% due 02/15/31	3,590,000	3,605,141
2.625% due 02/15/29	1,290,000	1,305,234
2.875% due 02/15/31	950,000	959,262
3.000% due 02/15/41	330,000	319,714
3.300% due 02/15/51	50,000	48,449
3.500% due 04/15/25	6,930,000	7,468,251
3.500% due 04/15/31 ~	1,420,000	1,499,356
3.500% due 04/15/31	1,500,000	1,583,827
3.750% due 04/15/27	330,000	363,789
3.875% due 04/15/30	3,880,000	4,286,214

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	$680,000	$733,448
Telefonica Emisiones SA (Spain) 5.520% due 03/01/49	1,500,000	1,965,832
Tencent Holdings Ltd. (China)
3.680% due 04/22/41 ~	2,130,000	2,212,508
3.840% due 04/22/51 ~	6,130,000	6,385,530
Time Warner Cable LLC
5.500% due 09/01/41	250,000	306,874
6.750% due 06/15/39	1,310,000	1,795,817
7.300% due 07/01/38	4,010,000	5,761,131
Time Warner Entertainment Co. LP 8.375% due 07/15/33	990,000	1,472,096
Verizon Communications, Inc.
1.750% due 01/20/31	1,620,000	1,540,952
2.100% due 03/22/28	1,540,000	1,564,471
2.355% due 03/15/32 ~	6,352,000	6,285,532
2.550% due 03/21/31	4,550,000	4,608,955
2.625% due 08/15/26	2,770,000	2,931,918
2.650% due 11/20/40	3,760,000	3,537,688
2.875% due 11/20/50	10,980,000	10,250,532
3.150% due 03/22/30	1,410,000	1,508,714
3.850% due 11/01/42	960,000	1,056,952
4.000% due 03/22/50	610,000	694,130
4.125% due 03/16/27	286,000	324,770
4.125% due 08/15/46	980,000	1,126,210
4.329% due 09/21/28	715,000	822,611
4.400% due 11/01/34	1,750,000	2,074,590
4.500% due 08/10/33	6,570,000	7,829,641
4.522% due 09/15/48	1,450,000	1,781,236
4.862% due 08/21/46	630,000	803,307
5.500% due 03/16/47	250,000	347,078
Vodafone Group PLC (United Kingdom) 4.375% due 05/30/28	2,640,000	3,033,947

		204,827,817

Consumer, Cyclical - 2.8%
Costco Wholesale Corp.
1.375% due 06/20/27	2,890,000	2,911,551
1.600% due 04/20/30	1,650,000	1,613,570
Delta Air Lines, Inc.
2.900% due 10/28/24	2,160,000	2,212,484
3.625% due 03/15/22	1,200,000	1,210,705
3.800% due 04/19/23	520,000	541,456
4.500% due 10/20/25 ~	1,800,000	1,926,531
4.750% due 10/20/28 ~	1,650,000	1,840,770
7.000% due 05/01/25 ~	8,510,000	9,928,033
7.375% due 01/15/26	2,130,000	2,510,480
Dollar General Corp. 3.250% due 04/15/23	170,000	176,309
Ford Motor Co. 4.750% due 01/15/43	300,000	314,814
Ford Motor Credit Co. LLC
2.900% due 02/16/28	650,000	650,000
3.339% due 03/28/22	200,000	201,376
3.625% due 06/17/31	1,770,000	1,783,275
3.664% due 09/08/24	270,000	279,113
4.000% due 11/13/30	4,360,000	4,539,850
4.125% due 08/17/27	1,590,000	1,688,182
5.125% due 06/16/25	200,000	217,500
General Motors Co.
5.150% due 04/01/38	440,000	525,680
5.400% due 10/02/23	700,000	763,637
5.950% due 04/01/49	1,450,000	1,913,820
6.125% due 10/01/25	1,230,000	1,441,685
6.250% due 10/02/43	570,000	768,910
General Motors Financial Co., Inc.
3.450% due 04/10/22	720,000	727,575
4.250% due 05/15/23	1,250,000	1,321,007
4.350% due 01/17/27	520,000	583,319
Hanesbrands, Inc.

	Principal Amount	Value
4.625% due 05/15/24 ~	$2,170,000	$2,290,500
4.875% due 05/15/26 ~	690,000	748,160
5.375% due 05/15/25 ~	1,110,000	1,163,424
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	430,000	424,088
5.375% due 05/01/25 ~	800,000	837,000
5.750% due 05/01/28 ~	530,000	571,473
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% due 04/01/27	2,050,000	2,121,791
Home Depot, Inc.
2.500% due 04/15/27	1,050,000	1,115,006
2.700% due 04/15/30	1,130,000	1,196,300
3.300% due 04/15/40	1,230,000	1,334,085
3.350% due 04/15/50	3,510,000	3,802,275
3.900% due 12/06/28	190,000	217,570
3.900% due 06/15/47	210,000	247,431
Las Vegas Sands Corp.
2.900% due 06/25/25	7,200,000	7,242,714
3.200% due 08/08/24	4,710,000	4,837,326
Lennar Corp.
4.500% due 04/30/24	1,040,000	1,125,779
4.750% due 05/30/25	200,000	223,088
4.750% due 11/29/27	1,940,000	2,250,555
Lowe’s Cos., Inc. 4.500% due 04/15/30	710,000	832,740
McDonald’s Corp.
1.450% due 09/01/25	260,000	264,017
3.300% due 07/01/25	1,100,000	1,184,957
3.500% due 03/01/27	1,530,000	1,682,293
3.500% due 07/01/27	1,390,000	1,536,611
3.600% due 07/01/30	1,050,000	1,168,641
3.625% due 09/01/49	190,000	207,524
3.700% due 01/30/26	2,270,000	2,496,905
3.800% due 04/01/28	740,000	827,610
4.200% due 04/01/50	1,860,000	2,220,580
MDC Holdings, Inc. 6.000% due 01/15/43	90,000	113,482
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	1,890,000	2,057,662
Newell Brands, Inc.
4.350% due 04/01/23	989,000	1,031,092
4.700% due 04/01/26	10,000	11,038
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	1,540,000	1,526,525
3.875% due 01/15/28 ~	1,550,000	1,567,205
NIKE, Inc.
2.400% due 03/27/25	930,000	976,322
2.750% due 03/27/27	1,510,000	1,622,115
3.250% due 03/27/40	750,000	821,702
3.375% due 03/27/50	2,940,000	3,285,709
Nissan Motor Co. Ltd. (Japan)
3.043% due 09/15/23 ~	2,080,000	2,164,185
3.522% due 09/17/25 ~	4,860,000	5,169,722
4.345% due 09/17/27 ~	4,500,000	4,946,841
Sands China Ltd. (Macau)
2.300% due 03/08/27 ~	1,980,000	1,917,194
2.850% due 03/08/29 ~	2,010,000	1,936,896
3.800% due 01/08/26	950,000	980,353
5.125% due 08/08/25	1,030,000	1,110,350
5.400% due 08/08/28	620,000	685,491
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	1,409,999	1,583,076
Target Corp. 2.250% due 04/15/25	1,690,000	1,763,549
Toll Brothers Finance Corp. 4.375% due 04/15/23	770,000	797,335
United Airlines, Inc.
4.375% due 04/15/26 ~	90,000	92,475
4.625% due 04/15/29 ~	1,690,000	1,748,643

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
VOC Escrow Ltd. 5.000% due 02/15/28 ~	$1,320,000	$1,304,219
Walmart, Inc.
1.500% due 09/22/28	900,000	896,447
1.800% due 09/22/31	450,000	446,372
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	340,000	320,103
5.625% due 08/26/28 ~	2,500,000	2,383,594

		130,021,772

Consumer, Non-Cyclical - 6.4%
Abbott Laboratories
3.750% due 11/30/26	1,845,000	2,070,769
4.750% due 11/30/36	1,700,000	2,165,044
4.900% due 11/30/46	1,560,000	2,114,887
AbbVie, Inc. 2.300% due 11/21/22	7,590,000	7,747,937
2.600% due 11/21/24	7,360,000	7,739,532
2.950% due 11/21/26	1,590,000	1,703,990
3.200% due 11/21/29	4,960,000	5,347,651
3.450% due 03/15/22	1,420,000	1,432,752
3.600% due 05/14/25	1,600,000	1,731,579
3.750% due 11/14/23	370,000	394,300
3.800% due 03/15/25	5,830,000	6,332,642
4.250% due 11/21/49	4,060,000	4,815,251
Aetna, Inc. 2.800% due 06/15/23	540,000	559,197
Altria Group, Inc. 2.350% due 05/06/25	3,960,000	4,107,398
2.450% due 02/04/32	670,000	642,466
3.400% due 02/04/41	2,610,000	2,475,280
3.875% due 09/16/46	820,000	799,909
4.400% due 02/14/26	2,998,000	3,368,458
5.800% due 02/14/39	1,040,000	1,280,348
5.950% due 02/14/49	3,420,000	4,337,639
6.200% due 02/14/59	270,000	350,358
Amgen, Inc.
3.625% due 05/22/24	590,000	632,417
4.663% due 06/15/51	289,000	365,117
Anheuser-Busch Cos. LLC (Belgium)
3.650% due 02/01/26	1,450,000	1,591,180
4.900% due 02/01/46	4,300,000	5,293,701
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	2,430,000	2,663,173
4.000% due 04/13/28	1,010,000	1,140,621
4.350% due 06/01/40	1,540,000	1,791,510
4.500% due 06/01/50	2,870,000	3,432,425
4.750% due 01/23/29	590,000	695,196
5.550% due 01/23/49	1,370,000	1,858,621
Anthem, Inc.
2.950% due 12/01/22	490,000	503,786
3.125% due 05/15/22	3,300,000	3,357,118
3.350% due 12/01/24	560,000	600,546
3.650% due 12/01/27	1,830,000	2,034,244
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27	9,180,000	9,896,250
4.540% due 08/15/47	5,450,000	5,654,923
Bausch Health Americas, Inc. 9.250% due 04/01/26 ~	670,000	716,381
Bausch Health Cos., Inc.
5.000% due 02/15/29 ~	2,560,000	2,387,891
5.250% due 01/30/30 ~	7,080,000	6,612,862
5.500% due 11/01/25 ~	60,000	60,975
6.250% due 02/15/29 ~	2,740,000	2,715,176
7.250% due 05/30/29 ~	800,000	820,984
9.000% due 12/15/25 ~	880,000	929,918
Becton Dickinson & Co.
3.363% due 06/06/24	2,180,000	2,318,663
3.734% due 12/15/24	272,000	294,050
4.685% due 12/15/44	813,000	1,014,500
Bristol-Myers Squibb Co.

	Principal Amount	Value
2.600% due 05/16/22	$2,260,000	$2,293,543
2.900% due 07/26/24	1,244,000	1,321,320
3.200% due 06/15/26	3,290,000	3,588,534
3.400% due 07/26/29	1,530,000	1,696,510
3.550% due 08/15/22	910,000	936,010
3.875% due 08/15/25	862,000	950,895
5.000% due 08/15/45	2,018,000	2,715,736
Cargill, Inc. 1.375% due 07/23/23 ~	1,660,000	1,691,129
Centene Corp.
3.375% due 02/15/30	370,000	383,524
4.625% due 12/15/29	380,000	414,599
Cigna Corp.
3.750% due 07/15/23	2,027,000	2,143,153
4.125% due 11/15/25	1,010,000	1,122,763
4.375% due 10/15/28	8,010,000	9,263,695
4.900% due 12/15/48	3,370,000	4,313,888
Coca-Cola Co.
1.450% due 06/01/27	1,820,000	1,838,277
2.500% due 06/01/40	70,000	68,118
2.600% due 06/01/50	700,000	669,937
3.375% due 03/25/27	1,600,000	1,773,030
CommonSpirit Health 4.350% due 11/01/42	420,000	482,881
Constellation Brands, Inc. 4.250% due 05/01/23	590,000	623,595
CVS Health Corp.
2.125% due 09/15/31	1,520,000	1,494,534
2.750% due 12/01/22	2,160,000	2,207,348
3.625% due 04/01/27	550,000	606,043
3.700% due 03/09/23	263,000	274,698
3.750% due 04/01/30	1,410,000	1,567,441
3.875% due 07/20/25	1,278,000	1,399,793
4.125% due 04/01/40	580,000	665,557
4.250% due 04/01/50	180,000	212,315
4.300% due 03/25/28	3,496,000	3,991,082
5.050% due 03/25/48	7,450,000	9,606,480
5.125% due 07/20/45	1,440,000	1,858,133
CVS Pass-Through Trust
5.298% due 01/11/27 ~	359,154	392,440
6.036% due 12/10/28	1,983,532	2,315,741
Danone SA (France)
2.077% due 11/02/21 ~	2,540,000	2,540,000
2.589% due 11/02/23 ~	4,030,000	4,186,367
Diageo Investment Corp. (United Kingdom) 2.875% due 05/11/22	2,530,000	2,569,523
DP World Ltd. (United Arab Emirates) 5.625% due 09/25/48 ~	3,360,000	4,158,000
Fresenius Medical Care US Finance II, Inc. (Germany) 5.875% due 01/31/22 ~	1,160,000	1,180,271
Gilead Sciences, Inc.
3.650% due 03/01/26	1,660,000	1,820,228
4.750% due 03/01/46	2,400,000	3,021,599
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	140,000	142,167
HCA, Inc.
3.500% due 09/01/30	730,000	774,085
4.500% due 02/15/27	110,000	123,900
4.750% due 05/01/23	720,000	765,273
5.000% due 03/15/24	1,333,000	1,463,440
5.250% due 06/15/26	180,000	206,653
5.375% due 02/01/25	1,287,000	1,439,831
5.375% due 09/01/26	980,000	1,122,492
5.500% due 06/15/47	640,000	831,286
5.625% due 09/01/28	200,000	238,190
5.875% due 02/01/29	630,000	757,851
Hershey Co. 0.900% due 06/01/25	490,000	490,024
Humana, Inc.
3.150% due 12/01/22	970,000	994,865

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.950% due 03/15/27	$2,781,000	$3,105,438
4.500% due 04/01/25	300,000	333,300
4.625% due 12/01/42	1,090,000	1,340,094
4.800% due 03/15/47	130,000	164,893
Johnson & Johnson
0.550% due 09/01/25	1,190,000	1,180,258
0.950% due 09/01/27	2,380,000	2,334,053
3.625% due 03/03/37	3,810,000	4,397,181
Kraft Heinz Foods Co.
3.000% due 06/01/26	1,767,000	1,862,267
4.250% due 03/01/31	420,000	475,094
4.375% due 06/01/46	560,000	638,320
4.625% due 10/01/39	30,000	35,037
4.875% due 10/01/49	980,000	1,195,020
5.000% due 06/04/42	210,000	257,979
5.200% due 07/15/45	990,000	1,242,089
5.500% due 06/01/50	830,000	1,097,096
6.750% due 03/15/32	50,000	68,295
6.875% due 01/26/39	140,000	206,939
7.125% due 08/01/39 ~	30,000	45,350
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 ~	1,410,000	1,446,336
4.875% due 05/15/28 ~	110,000	121,055
Mars, Inc.
2.700% due 04/01/25 ~	1,590,000	1,679,902
3.200% due 04/01/30 ~	850,000	924,337
Medtronic, Inc. 3.500% due 03/15/25	984,000	1,068,235
Merck & Co., Inc.
0.750% due 02/24/26	1,980,000	1,954,425
1.450% due 06/24/30	1,150,000	1,111,575
Molson Coors Beverage Co. 3.500% due 05/01/22	500,000	509,329
Mondelez International Holdings BV (Netherlands) 2.125% due 09/19/22 ~	1,050,000	1,069,127
Mondelez International, Inc. 1.500% due 05/04/25	2,580,000	2,619,896
PayPal Holdings, Inc.
1.350% due 06/01/23	1,470,000	1,494,868
1.650% due 06/01/25	1,530,000	1,568,462
PepsiCo, Inc.
0.750% due 05/01/23	1,930,000	1,945,923
1.625% due 05/01/30	1,590,000	1,558,671
2.250% due 03/19/25	190,000	198,316
2.625% due 03/19/27	190,000	202,863
2.875% due 10/15/49	570,000	581,469
3.625% due 03/19/50	270,000	311,445
3.875% due 03/19/60	460,000	560,215
Pfizer, Inc.
0.800% due 05/28/25	2,510,000	2,501,895
1.700% due 05/28/30	1,580,000	1,559,106
2.625% due 04/01/30	1,600,000	1,690,459
Philip Morris International, Inc.
1.125% due 05/01/23	980,000	992,686
2.100% due 05/01/30	1,090,000	1,083,760
2.500% due 08/22/22	2,560,000	2,612,677
2.500% due 11/02/22	2,670,000	2,729,526
2.900% due 11/15/21	1,460,000	1,464,608
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.750% due 04/15/26 ~	1,260,000	1,364,593
Procter & Gamble Co.
2.800% due 03/25/27	300,000	323,188
3.000% due 03/25/30	870,000	952,583
Reynolds American, Inc. (United Kingdom) 5.850% due 08/15/45	1,090,000	1,309,871
Service Corp. International 7.500% due 04/01/27	510,000	623,192
Spectrum Brands, Inc.
5.000% due 10/01/29 ~	100,000	107,721
5.750% due 07/15/25	42,000	43,103

	Principal Amount	Value
Teva Pharmaceutical Finance Co. BV (Israel)
2.950% due 12/18/22	$1,020,000	$1,028,925
3.650% due 11/10/21	40,000	40,168
Teva Pharmaceutical Finance Nertherlands III BV (Israel)
2.800% due 07/21/23	2,630,000	2,617,613
3.150% due 10/01/26	6,755,000	6,476,356
4.100% due 10/01/46	2,080,000	1,796,881
6.000% due 04/15/24	250,000	263,438
7.125% due 01/31/25	1,140,000	1,248,300
United Rentals North America, Inc.
3.875% due 11/15/27	1,390,000	1,457,762
3.875% due 02/15/31	1,850,000	1,898,562
5.500% due 05/15/27	800,000	840,704
UnitedHealth Group, Inc.
1.250% due 01/15/26	590,000	594,067
2.000% due 05/15/30	560,000	561,915
2.375% due 10/15/22	240,000	245,447
2.875% due 12/15/21	1,130,000	1,135,960
3.125% due 05/15/60	200,000	205,024
3.500% due 06/15/23	540,000	568,519
3.750% due 07/15/25	1,580,000	1,741,282
3.875% due 08/15/59	1,400,000	1,644,728
4.250% due 06/15/48	420,000	517,063
4.450% due 12/15/48	1,100,000	1,396,498
5.700% due 10/15/40	10,000	14,005
5.800% due 03/15/36	860,000	1,193,001

		302,358,740

Energy - 6.3%
Apache Corp.
3.250% due 04/15/22	387,000	389,247
4.250% due 01/15/44	3,240,000	3,263,636
4.375% due 10/15/28	4,355,000	4,714,287
4.750% due 04/15/43	1,310,000	1,420,865
5.250% due 02/01/42	190,000	208,889
5.350% due 07/01/49	900,000	1,001,322
6.000% due 01/15/37	562,000	685,306
BP Capital Markets America, Inc.
3.000% due 02/24/50	3,670,000	3,535,637
3.119% due 05/04/26	1,990,000	2,152,792
3.216% due 11/28/23	960,000	1,012,895
3.410% due 02/11/26	5,590,000	6,095,133
3.633% due 04/06/30	1,110,000	1,238,254
3.790% due 02/06/24	350,000	374,813
BP Capital Markets PLC (United Kingdom)
3.506% due 03/17/25	520,000	563,220
3.535% due 11/04/24	350,000	378,689
Cameron LNG LLC
2.902% due 07/15/31 ~	540,000	572,913
3.302% due 01/15/35 ~	2,620,000	2,800,639
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	2,100,000	2,109,555
4.000% due 03/01/31 ~	400,000	419,380
Cheniere Energy, Inc. 4.625% due 10/15/28	1,020,000	1,076,100
Chevron Corp.
1.554% due 05/11/25	1,950,000	1,994,421
1.995% due 05/11/27	720,000	743,112
3.078% due 05/11/50	220,000	228,044
Chevron USA, Inc.
3.850% due 01/15/28	2,770,000	3,130,048
4.950% due 08/15/47	620,000	829,687
5.250% due 11/15/43	770,000	1,039,325
6.000% due 03/01/41	370,000	537,045
Cimarex Energy Co.
3.900% due 05/15/27	4,630,000	5,069,017
4.375% due 06/01/24	240,000	258,879
4.375% due 03/15/29	1,710,000	1,934,253
ConocoPhillips
3.750% due 10/01/27 ~	650,000	726,348
4.300% due 08/15/28 ~	4,380,000	5,046,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
6.500% due 02/01/39	$370,000	$540,149
Continental Resources, Inc.
3.800% due 06/01/24	730,000	767,997
4.375% due 01/15/28	1,750,000	1,938,125
4.500% due 04/15/23	1,180,000	1,224,250
4.900% due 06/01/44	290,000	325,163
5.750% due 01/15/31 ~	1,300,000	1,573,000
DCP Midstream Operating LP 6.450% due 11/03/36 ~	450,000	560,009
Devon Energy Corp.
4.750% due 05/15/42	70,000	80,026
5.000% due 06/15/45	8,580,000	10,076,311
5.600% due 07/15/41	1,240,000	1,547,552
8.250% due 08/01/23 ~	3,290,000	3,683,244
Diamondback Energy, Inc. 3.500% due 12/01/29	3,280,000	3,509,928
Ecopetrol SA (Colombia) 5.875% due 05/28/45	5,180,000	5,239,699
Energy Transfer LP
2.900% due 05/15/25	1,010,000	1,059,092
3.750% due 05/15/30	5,370,000	5,805,851
4.500% due 11/01/23	520,000	553,529
4.950% due 06/15/28	680,000	780,694
5.250% due 04/15/29	410,000	480,919
5.300% due 04/01/44	160,000	185,699
5.875% due 03/01/22	210,000	211,788
6.250% due 04/15/49	2,500,000	3,290,193
6.750% due 05/15/25	1,430,000	1,465,750
7.600% due 02/01/24	1,560,000	1,751,186
Enterprise Products Operating LLC
2.800% due 01/31/30	3,620,000	3,784,753
3.700% due 01/31/51	3,060,000	3,243,587
3.950% due 01/31/60	400,000	434,212
4.150% due 10/16/28	4,710,000	5,362,149
4.200% due 01/31/50	2,900,000	3,273,385
4.800% due 02/01/49	1,000,000	1,226,500
4.850% due 03/15/44	420,000	505,972
7.550% due 04/15/38	360,000	551,657
EOG Resources, Inc.
3.900% due 04/01/35	1,460,000	1,656,429
4.150% due 01/15/26	1,460,000	1,629,863
4.375% due 04/15/30	460,000	537,307
4.950% due 04/15/50	2,150,000	2,850,029
EQT Corp.
3.000% due 10/01/22	1,970,000	2,007,134
3.125% due 05/15/26 ~	50,000	51,319
3.625% due 05/15/31 ~	1,270,000	1,324,927
3.900% due 10/01/27	2,580,000	2,795,727
5.000% due 01/15/29	630,000	710,136
6.625% due 02/01/25	120,000	137,496
Exxon Mobil Corp.
1.571% due 04/15/23	170,000	173,340
2.992% due 03/19/25	4,550,000	4,855,543
3.043% due 03/01/26	2,840,000	3,066,636
3.482% due 03/19/30	3,590,000	3,995,721
4.114% due 03/01/46	3,750,000	4,378,221
4.327% due 03/19/50	220,000	269,804
Halliburton Co. 3.800% due 11/15/25	199,000	218,045
KazMunayGas National Co. JSC (Kazakhstan)
5.375% due 04/24/30 ~	1,310,000	1,548,970
6.375% due 10/24/48 ~	1,500,000	1,932,825
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,478,993
Kinder Morgan, Inc. 4.300% due 03/01/28	820,000	930,096
5.200% due 03/01/48	60,000	75,030
5.550% due 06/01/45	210,000	267,932
MEG Energy Corp. (Canada) 5.875% due 02/01/29 ~	310,000	317,502
MPLX LP
4.500% due 04/15/38	2,070,000	2,313,743

	Principal Amount	Value
4.700% due 04/15/48	$520,000	$601,514
4.800% due 02/15/29	2,770,000	3,207,664
4.875% due 12/01/24	1,670,000	1,850,526
5.200% due 03/01/47	70,000	85,032
5.500% due 02/15/49	2,670,000	3,390,473
Occidental Petroleum Corp.
3.000% due 02/15/27	870,000	870,913
3.400% due 04/15/26	1,890,000	1,940,803
4.100% due 02/15/47	2,510,000	2,391,214
4.200% due 03/15/48	1,200,000	1,151,130
4.400% due 04/15/46	510,000	509,286
4.625% due 06/15/45	1,280,000	1,311,078
5.550% due 03/15/26	2,110,000	2,344,843
6.450% due 09/15/36	1,610,000	2,027,594
6.600% due 03/15/46	5,240,000	6,586,051
7.875% due 09/15/31	2,702,000	3,607,429
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	13,501,000	15,102,894
5.500% due 06/10/51	1,160,000	1,081,410
5.750% due 02/01/29	2,900,000	3,241,185
6.250% due 03/17/24	2,350,000	2,627,899
7.250% due 03/17/44	3,430,000	3,965,835
7.375% due 01/17/27	1,440,000	1,739,225
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	520,000	442,939
6.625% due 06/15/35	160,000	152,046
6.875% due 08/04/26	4,350,000	4,736,497
Pioneer Natural Resources Co.
1.125% due 01/15/26	410,000	404,934
2.150% due 01/15/31	1,800,000	1,751,684
Qatar Petroleum (Qatar)
2.250% due 07/12/31 ~	4,190,000	4,155,516
3.125% due 07/12/41 ~	2,680,000	2,683,832
3.300% due 07/12/51 ~	2,690,000	2,722,334
Range Resources Corp.
4.875% due 05/15/25	920,000	972,486
5.000% due 03/15/23	3,020,000	3,137,025
5.875% due 07/01/22	34,000	34,713
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,147,452
Schlumberger Holdings Corp. 3.900% due 05/17/28 ~	1,732,000	1,910,340
Shell International Finance BV (Netherlands)
2.750% due 04/06/30	1,510,000	1,604,076
2.875% due 05/10/26	790,000	851,821
3.250% due 04/06/50	5,390,000	5,741,059
4.375% due 05/11/45	2,050,000	2,519,643
4.550% due 08/12/43	1,200,000	1,505,671
Sinopec Group Overseas Development Ltd. (China) 4.375% due 04/10/24 ~	2,510,000	2,723,873
Southwestern Energy Co.
5.375% due 02/01/29 ~	60,000	64,264
5.375% due 03/15/30	250,000	270,119
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 5.000% due 01/15/28	450,000	473,063
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% due 01/15/32 ~	170,000	175,899
4.875% due 02/01/31	1,320,000	1,425,600
5.375% due 02/01/27	180,000	186,741
5.500% due 03/01/30	540,000	591,131
5.875% due 04/15/26	250,000	261,406
6.500% due 07/15/27	530,000	572,124
6.875% due 01/15/29	270,000	302,866
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	8,820,000	9,127,147
Western Midstream Operating LP
2.229% (USD LIBOR + 2.100%) due 01/13/23 §	550,000	550,105
4.350% due 02/01/25	1,580,000	1,669,207
4.500% due 03/01/28	680,000	730,633

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.650% due 07/01/26	$990,000	$1,072,754
5.300% due 02/01/30	3,954,000	4,374,112
5.300% due 03/01/48	130,000	150,078
5.500% due 08/15/48	960,000	1,125,029
6.500% due 02/01/50	1,190,000	1,402,540
Williams Cos., Inc.
3.750% due 06/15/27	2,810,000	3,096,207
7.500% due 01/15/31	6,475,000	9,027,249
7.750% due 06/15/31	100,000	139,388

		295,725,113

Financial - 11.7%
ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,464,808
AerCap Ireland Capital DAC (Ireland) 3.150% due 02/15/24	2,180,000	2,273,736
Air Lease Corp. 3.375% due 07/01/25	1,160,000	1,232,465
Ambac Assurance Corp. 5.100% due 06/07/22 ~	111,048	157,482
American International Group, Inc.
2.500% due 06/30/25	4,990,000	5,227,131
3.750% due 07/10/25	2,610,000	2,842,378
Banco Santander SA (Spain)
1.239% (USD LIBOR + 1.120%) due 04/12/23 §	1,000,000	1,013,838
2.746% due 05/28/25	5,200,000	5,456,643
3.848% due 04/12/23	3,200,000	3,361,318
Bank of America Corp.
2.592% due 04/29/31	9,420,000	9,619,879
3.004% due 12/20/23	8,404,000	8,662,849
3.300% due 01/11/23	3,190,000	3,311,353
3.419% due 12/20/28	7,274,000	7,889,043
3.500% due 04/19/26	5,410,000	5,910,864
3.550% due 03/05/24	3,370,000	3,513,891
3.593% due 07/21/28	1,290,000	1,415,141
3.974% due 02/07/30	3,230,000	3,619,050
4.000% due 04/01/24	2,280,000	2,469,022
4.083% due 03/20/51	5,320,000	6,302,806
4.125% due 01/22/24	11,745,000	12,699,887
4.200% due 08/26/24	4,930,000	5,394,560
4.250% due 10/22/26	310,000	349,193
4.330% due 03/15/50	3,330,000	4,087,712
4.450% due 03/03/26	660,000	739,388
5.000% due 01/21/44	370,000	486,018
Bank of Montreal (Canada)
1.850% due 05/01/25	3,210,000	3,304,304
3.803% due 12/15/32	550,000	603,041
Bank of New York Mellon Corp. 1.600% due 04/24/25	970,000	991,918
Bank of Nova Scotia (Canada) 1.300% due 06/11/25	1,810,000	1,823,000
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,290,000	1,300,279
Barclays PLC (United Kingdom)
4.972% due 05/16/29	6,976,000	8,115,791
5.088% due 06/20/30	4,250,000	4,907,418
Berkshire Hathaway Finance Corp. 4.250% due 01/15/49	3,420,000	4,174,107
BNP Paribas SA (France) 2.219% due 06/09/26 ~	2,260,000	2,320,521
2.824% due 01/26/41 ~	2,000,000	1,900,657
3.375% due 01/09/25 ~	910,000	970,627
4.375% due 03/01/33 ~	970,000	1,064,178
4.400% due 08/14/28 ~	6,280,000	7,164,588
4.625% due 03/13/27 ~	1,110,000	1,247,719
4.705% due 01/10/25 ~	4,970,000	5,382,101
5.198% due 01/10/30 ~	920,000	1,096,317
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,514,367

	Principal Amount	Value
Canadian Imperial Bank of Commerce (Canada) 0.950% due 06/23/23	$1,790,000	$1,805,371
Chubb INA Holdings, Inc. 3.350% due 05/03/26	440,000	480,181
CIT Group, Inc.
4.750% due 02/16/24	910,000	972,562
5.250% due 03/07/25	930,000	1,036,950
Citigroup, Inc.
1.678% due 05/15/24	1,910,000	1,947,750
3.106% due 04/08/26	1,310,000	1,391,348
3.500% due 05/15/23	2,380,000	2,494,101
3.980% due 03/20/30	6,000,000	6,741,786
4.075% due 04/23/29	5,400,000	6,055,747
4.400% due 06/10/25	4,900,000	5,422,200
4.412% due 03/31/31	7,150,000	8,259,605
4.450% due 09/29/27	1,330,000	1,513,551
4.650% due 07/30/45	3,761,000	4,790,810
4.650% due 07/23/48	2,210,000	2,853,960
4.750% due 05/18/46	440,000	553,248
5.300% due 05/06/44	240,000	319,853
5.500% due 09/13/25	4,580,000	5,287,845
5.950% due 01/30/23	1,820,000	1,898,487
5.950% due 05/15/25	2,640,000	2,887,500
6.300% due 05/15/24	2,520,000	2,726,640
6.625% due 06/15/32	480,000	645,350
6.675% due 09/13/43	580,000	885,155
8.125% due 07/15/39	200,000	342,177
Cooperatieve Rabobank UA (Netherlands)
1.339% due 06/24/26 ~	250,000	249,816
4.375% due 08/04/25	6,300,000	6,987,540
4.625% due 12/01/23	5,190,000	5,625,426
Credit Agricole SA (France) 1.907% due 06/16/26 ~	1,500,000	1,529,156
Credit Suisse AG (Switzerland) 2.950% due 04/09/25	1,580,000	1,675,458
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	3,448,000	3,514,149
2.593% due 09/11/25 ~	250,000	259,240
3.091% due 05/14/32 ~	2,240,000	2,292,158
4.194% due 04/01/31 ~	7,550,000	8,460,829
4.550% due 04/17/26	440,000	494,515
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,400,000	3,434,634
3.244% due 12/20/25 ~	800,000	850,143
5.000% due 01/12/22 ~	4,450,000	4,503,698
5.375% due 01/12/24 ~	4,050,000	4,445,761
GE Capital International Funding Co. Unlimited Co. 3.373% due 11/15/25	2,577,000	2,794,521
Goldman Sachs Capital II 4.000% (USD LIBOR + 0.768%) due 11/01/21 §	298,000	294,786
Goldman Sachs Group, Inc.
2.908% due 07/21/42	370,000	365,293
3.200% due 02/23/23	1,780,000	1,844,599
3.210% due 04/22/42	160,000	165,552
3.500% due 04/01/25	2,050,000	2,204,652
3.500% due 11/16/26	2,430,000	2,627,110
3.625% due 02/20/24	3,000,000	3,197,542
3.850% due 07/08/24	1,690,000	1,819,921
4.223% due 05/01/29	3,130,000	3,539,539
4.250% due 10/21/25	4,270,000	4,730,997
4.750% due 10/21/45	540,000	698,004
5.150% due 05/22/45	3,100,000	4,070,114
5.750% due 01/24/22	400,000	406,792
5.950% due 01/15/27	1,733,000	2,086,172
6.250% due 02/01/41	8,560,000	12,488,390
6.750% due 10/01/37	2,145,000	3,075,436
Guardian Life Global Funding 1.100% due 06/23/25 ~	690,000	692,170

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
HSBC Bank USA NA 7.000% due 01/15/39	$1,240,000	$1,917,873
HSBC Holdings PLC (United Kingdom)
2.099% due 06/04/26	200,000	204,454
3.973% due 05/22/30	1,480,000	1,634,245
4.250% due 03/14/24	2,900,000	3,116,731
4.250% due 08/18/25	4,460,000	4,894,500
4.950% due 03/31/30	220,000	261,768
International Lease Finance Corp. 5.875% due 08/15/22	910,000	951,932
Intesa Sanpaolo SPA (Italy)
3.125% due 07/14/22 ~	2,100,000	2,144,679
3.375% due 01/12/23 ~	1,040,000	1,075,944
5.017% due 06/26/24 ~	10,470,000	11,307,742
5.710% due 01/15/26 ~	350,000	392,855
JPMorgan Chase & Co.
1.514% due 06/01/24	5,070,000	5,155,933
2.083% due 04/22/26	3,000,000	3,086,809
2.522% due 04/22/31	6,340,000	6,471,759
3.109% due 04/22/51	460,000	468,073
3.875% due 09/10/24	4,840,000	5,264,384
4.023% due 12/05/24	4,730,000	5,067,113
4.203% due 07/23/29	3,010,000	3,426,051
4.250% due 10/01/27	870,000	990,045
4.452% due 12/05/29	7,410,000	8,540,056
4.950% due 06/01/45	5,380,000	7,040,745
KKR Group Finance Co. II LLC 5.500% due 02/01/43 ~	350,000	465,220
Lloyds Banking Group PLC (United Kingdom)
3.900% due 03/12/24	1,910,000	2,053,937
4.375% due 03/22/28	6,140,000	6,988,747
Mastercard, Inc. 3.850% due 03/26/50	1,930,000	2,298,433
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.998% due 02/22/22	2,090,000	2,112,316
Morgan Stanley 2.188% due 04/28/26	4,770,000	4,926,877
2.699% due 01/22/31	6,350,000	6,551,280
3.622% due 04/01/31	7,580,000	8,358,697
3.737% due 04/24/24	2,230,000	2,340,481
3.772% due 01/24/29	200,000	221,453
4.431% due 01/23/30	170,000	196,412
National Securities Clearing Corp.
1.200% due 04/23/23 ~	950,000	963,476
1.500% due 04/23/25 ~	1,000,000	1,015,760
Natwest Group PLC (United Kingdom) 4.519% (USD LIBOR + 1.550%) due 06/25/24 §	200,000	212,935
4.892% due 05/18/29	780,000	908,844
5.076% due 01/27/30	500,000	590,784
New York Life Global Funding 0.950% due 06/24/25 ~	1,290,000	1,287,086
Nuveen LLC 4.000% due 11/01/28 ~	1,500,000	1,704,091
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	260,000	271,747
5.250% due 08/15/22 ~	101,000	104,642
5.500% due 02/15/24 ~	630,000	687,663
Principal Life Global Funding II 1.250% due 06/23/25 ~	640,000	641,408
Royal Bank of Canada (Canada) 1.150% due 06/10/25	1,730,000	1,733,995
1.600% due 04/17/23	2,760,000	2,814,019
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	408,000	529,426
Standard Chartered PLC (United Kingdom) 1.639% (USD LIBOR + 1.510%) due 01/30/27 § ~	3,900,000	3,821,868
Swedbank AB (Sweden) 1.300% due 06/02/23 ~	2,200,000	2,232,529

	Principal Amount	Value
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	$132,000	$199,611
Toronto-Dominion Bank (Canada)
0.750% due 06/12/23	3,390,000	3,410,912
1.150% due 06/12/25	1,720,000	1,724,509
UBS AG (Switzerland) 1.750% due 04/21/22 ~	2,320,000	2,336,799
UBS Group AG (Switzerland)
2.859% due 08/15/23 ~	580,000	592,301
3.491% due 05/23/23 ~	5,620,000	5,729,378
4.125% due 09/24/25 ~	2,340,000	2,586,351
7.000% due 01/31/24 ~	9,870,000	10,774,635
UniCredit SPA (Italy) 6.572% due 01/14/22 ~	5,390,000	5,477,722
US Bancorp 1.450% due 05/12/25	3,820,000	3,882,697
Visa, Inc.
3.150% due 12/14/25	3,940,000	4,274,450
4.300% due 12/14/45	3,020,000	3,795,916
WEA Finance LLC/Westfield UK & Europe Finance PLC REIT (France) 3.750% due 09/17/24 ~	6,230,000	6,633,070
Wells Fargo & Co.
2.188% due 04/30/26	3,060,000	3,159,501
2.879% due 10/30/30	3,860,000	4,033,382
3.000% due 10/23/26	3,850,000	4,128,698
3.450% due 02/13/23	2,330,000	2,425,592
3.750% due 01/24/24	3,780,000	4,041,879
4.150% due 01/24/29	1,150,000	1,307,774
4.400% due 06/14/46	1,650,000	1,963,435
4.478% due 04/04/31	5,150,000	5,999,484
4.650% due 11/04/44	1,600,000	1,962,746
4.750% due 12/07/46	2,550,000	3,197,240
4.900% due 11/17/45	4,920,000	6,235,864
5.013% due 04/04/51	17,920,000	24,084,130
5.375% due 11/02/43	2,030,000	2,696,396
5.606% due 01/15/44	1,567,000	2,119,001

		549,338,968

Industrial - 2.0%
3M Co.
2.375% due 08/26/29	1,550,000	1,609,174
3.050% due 04/15/30	340,000	367,868
3.700% due 04/15/50	3,900,000	4,459,302
Ball Corp. 3.125% due 09/15/31	1,220,000	1,206,370
Boeing Co.
2.196% due 02/04/26	1,190,000	1,199,039
2.700% due 02/01/27	610,000	631,716
2.800% due 03/01/27	790,000	823,976
3.100% due 05/01/26	630,000	666,205
3.200% due 03/01/29	2,330,000	2,426,292
3.250% due 02/01/35	4,780,000	4,784,647
3.550% due 03/01/38	460,000	468,147
3.750% due 02/01/50	1,380,000	1,395,614
4.875% due 05/01/25	5,450,000	6,067,953
5.150% due 05/01/30	2,660,000	3,123,623
5.705% due 05/01/40	2,190,000	2,786,389
5.805% due 05/01/50	6,960,000	9,293,808
5.930% due 05/01/60	150,000	205,318
Carrier Global Corp. 3.577% due 04/05/50	100,000	106,430
Deere & Co.
3.100% due 04/15/30	370,000	402,698
3.750% due 04/15/50	1,750,000	2,091,564
Eaton Corp.
2.750% due 11/02/22	3,849,000	3,949,248
4.150% due 11/02/42	590,000	695,353
General Dynamics Corp.
3.250% due 04/01/25	630,000	676,435

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.500% due 05/15/25	$240,000	$260,595
4.250% due 04/01/40	100,000	122,002
4.250% due 04/01/50	680,000	860,780
General Electric Co.
3.450% due 05/01/27	350,000	384,085
3.625% due 05/01/30	720,000	800,584
6.750% due 03/15/32	400,000	547,629
6.875% due 01/10/39	1,235,000	1,842,814
GFL Environmental, Inc. (Canada) 4.250% due 06/01/25 ~	930,000	960,225
Honeywell International, Inc. 1.350% due 06/01/25	1,200,000	1,220,138
L3Harris Technologies, Inc.
4.854% due 04/27/35	530,000	654,939
5.054% due 04/27/45	1,470,000	1,924,614
Lockheed Martin Corp.
3.100% due 01/15/23	300,000	309,471
3.550% due 01/15/26	3,240,000	3,563,436
4.500% due 05/15/36	580,000	719,977
Northrop Grumman Corp.
2.930% due 01/15/25	2,560,000	2,713,077
3.250% due 01/15/28	5,430,000	5,879,057
5.250% due 05/01/50	1,270,000	1,783,339
Otis Worldwide Corp. 2.056% due 04/05/25	870,000	899,344
Raytheon Technologies Corp.
2.250% due 07/01/30	1,600,000	1,616,775
3.150% due 12/15/24	750,000	797,045
3.950% due 08/16/25	1,700,000	1,872,914
4.125% due 11/16/28	560,000	637,774
4.500% due 06/01/42	540,000	662,718
Republic Services, Inc. 2.500% due 08/15/24	1,430,000	1,497,957
Union Pacific Corp. due 04/06/36 #	1,810,000	1,880,805
2.150% due 02/05/27	1,430,000	1,484,907
2.400% due 02/05/30	2,070,000	2,127,636
2.891% due 04/06/36 ~	1,810,000	1,880,805
3.750% due 07/15/25	1,210,000	1,326,366
3.750% due 02/05/70	1,950,000	2,195,755
3.839% due 03/20/60	365,000	419,505
WestRock RKT LLC 4.000% due 03/01/23	1,150,000	1,195,454

		94,479,691

Technology - 1.7%
Apple, Inc.
1.125% due 05/11/25	4,140,000	4,171,473
2.450% due 08/04/26	3,590,000	3,800,676
Broadcom, Inc. 3.137% due 11/15/35 ~	7,080,000	7,057,741
Intel Corp.
1.600% due 08/12/28	1,780,000	1,774,768
3.050% due 08/12/51	860,000	856,006
3.700% due 07/29/25	890,000	974,514
4.750% due 03/25/50	1,420,000	1,857,694
International Business Machines Corp. 3.000% due 05/15/24	6,020,000	6,387,514
Micron Technology, Inc. 2.497% due 04/24/23	1,560,000	1,607,627
Microsoft Corp.
2.400% due 08/08/26	9,230,000	9,811,718
2.525% due 06/01/50	841,000	810,667
2.675% due 06/01/60	192,000	186,455
2.700% due 02/12/25	1,080,000	1,144,322
2.875% due 02/06/24	4,410,000	4,642,200
2.921% due 03/17/52	1,497,000	1,550,673
3.041% due 03/17/62	908,000	961,034
3.300% due 02/06/27	2,650,000	2,932,597
3.450% due 08/08/36	72,000	82,477
NVIDIA Corp.

	Principal Amount	Value
2.850% due 04/01/30	$830,000	$889,892
3.500% due 04/01/40	2,240,000	2,486,565
3.500% due 04/01/50	5,820,000	6,531,013
3.700% due 04/01/60	1,590,000	1,857,349
NXP BV (China) 2.700% due 05/01/25 ~	1,030,000	1,076,412
Oracle Corp.
1.650% due 03/25/26	4,720,000	4,789,047
2.875% due 03/25/31	5,140,000	5,292,918
salesforce.com, Inc.
3.250% due 04/11/23	1,720,000	1,793,931
3.700% due 04/11/28	1,610,000	1,808,356
Texas Instruments, Inc. 1.750% due 05/04/30	1,040,000	1,030,013

		78,165,652

Utilities - 0.9%
Berkshire Hathaway Energy Co. 6.125% due 04/01/36	586,000	812,024
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/30	610,000	668,191
3.950% due 04/01/50	470,000	536,956
Duke Energy Ohio, Inc. 3.650% due 02/01/29	1,880,000	2,065,280
FirstEnergy Corp. 4.400% due 07/15/27	6,750,000	7,410,732
4.750% due 03/15/23	4,980,000	5,186,072
7.375% due 11/15/31	14,350,000	19,638,836
Pacific Gas and Electric Co. 1.750% due 06/16/22	2,610,000	2,606,093
2.100% due 08/01/27	810,000	791,017
2.500% due 02/01/31	1,010,000	962,113
3.300% due 08/01/40	210,000	194,091
3.500% due 08/01/50	490,000	446,610
Virginia Electric & Power Co. 6.350% due 11/30/37	2,130,000	3,057,028

		44,375,043

Total Corporate Bonds & Notes (Cost $1,638,328,129)		1,768,965,382

SENIOR LOAN NOTES - 6.0%
Basic Materials - 0.1%
Asplundh Tree Expert LLC Term B 1.830% (USD LIBOR + 1.750%) due 09/04/27 §	1,596,282	1,591,626
INEOS US Petrochem LLC Term B 3.250% (USD LIBOR + 2.750%) due 01/29/26 §	1,905,225	1,908,321

		3,499,947

Communications - 0.9%
Altice France SA Term B12 (France) 3.805% (USD LIBOR + 3.688%) due 01/31/26 §	2,181,051	2,167,419
Audacy Capital Corp. Term B2 2.584% (USD LIBOR + 2.500%) due 11/17/24 §	335,184	331,064
Charter Communications Operating LLC
Term B1 1.835% (USD LIBOR + 1.750%) due 04/30/25 §	5,906,081	5,904,741
Term B2 1.835% (USD LIBOR + 1.750%) due 02/01/27 §	493,703	491,122
CSC Holdings LLC Term B 2.384% (USD LIBOR + 2.250%) due 01/15/26 §	797,954	788,728

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Delta Topco, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 12/01/27 §	$3,231,900	$3,240,316
Go Daddy Operating Co. LLC Term B2 1.830% (USD LIBOR + 1.750%) due 02/15/24 §	1,225,587	1,219,459
iHeartCommunications, Inc. Term B 3.080% (USD LIBOR + 3.000%) due 05/01/26 §	3,111,386	3,092,910
Level 3 Financing, Inc. Term B 1.832% (USD LIBOR + 1.750%) due 03/01/27 §	5,490,816	5,431,493
Nexstar Media, Inc. Term B4 2.834% (USD LIBOR + 2.750%) due 09/19/26 §	5,146,520	5,147,899
Terrier Media Buyer, Inc. Term B 3.580% (USD LIBOR + 3.500%) due 12/17/26 §	1,075,070	1,074,099
Univision Communications, Inc. 4.000% (USD LIBOR + 3.250%) due 03/15/26 §	2,916,018	2,915,563
Virgin Media Bristol LLC
Term N 2.584% (USD LIBOR + 2.500%) due 01/31/28 §	4,871,848	4,844,780
Term Q 3.330% (USD LIBOR + 3.250%) due 01/31/29 §	620,000	621,034
Zayo Group Holdings, Inc. Term B 3.080% (USD LIBOR + 3.000%) due 03/09/27 §	2,530,000	2,510,904
Ziggo Financing Partnership Term I (Netherlands) 2.584% (USD LIBOR + 2.500%) due 04/30/28 §	1,296,000	1,287,090

		41,068,621

Consumer, Cyclical - 1.3%

Academy Ltd. 4.500% (USD LIBOR + 3.750%) due 11/06/27 §	656,700	658,478
Air Canada Term B (Canada) 4.250% (USD LIBOR + 3.500%) due 08/11/28 §	1,670,000	1,679,394
Alterra Mountain Co. Term B 4.000% (USD LIBOR + 3.500%) due 08/17/28 §	2,448,366	2,445,306
Aramark Services, Inc.
Term B3 1.830% (USD LIBOR + 1.750%) due 03/11/25 §	872,268	855,186
Term B4 1.834% (USD LIBOR + 1.750%) due 01/15/27 §	727,350	711,818
BJ’s Wholesale Club, Inc. Term B 2.080% (USD LIBOR + 2.000%) due 02/03/24 §	398,708	399,373
Caesars Resort Collection LLC Term B 2.879% (USD LIBOR + 2.750%) due 12/22/24 §	6,083,230	6,054,396
Clarios Global LP Term B 3.330% (USD LIBOR + 3.250%) due 04/30/26 §	3,675,191	3,662,556
Delta 2 Lux SARL Term B3 (Luxembourg) 3.500% (USD LIBOR + 2.500%) due 02/01/24 §	160,000	159,850
Four Seasons Hotels Ltd. Term B (Canada) 2.131% (USD LIBOR + 2.000%) due 11/30/23 §	2,328,898	2,325,503

	Principal Amount	Value
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	$1,230,700	$1,238,264
GVC Holdings Gibraltar Ltd. Term B4 3.000% (USD LIBOR + 2.500%) due 03/16/27 §	1,057,350	1,057,130
Harbor Freight Tools USA, Inc. Term B 3.250% (USD LIBOR + 2.750%) due 10/19/27 §	2,068,616	2,070,145
Hilton Worldwide Finance LLC Term B2 1.878% (USD LIBOR + 1.750%) due 06/21/26 §	4,393,764	4,361,360
Michaels Cos., Inc. 5.000% (USD LIBOR + 4.250%) due 04/15/28 §	3,870,300	3,879,674
PCI Gaming Authority Term B 2.585% (USD LIBOR + 2.500%) due 05/31/26 §	1,847,215	1,842,597
Petco Health & Wellness Co., Inc. Term B 4.000% (USD LIBOR + 3.250%) due 03/04/28 §	2,228,800	2,230,391
Pilot Travel Centers LLC Term B due 08/06/28 µ	7,950,000	7,932,963
Restaurant Brands Term B (Canada) 1.834% (USD LIBOR + 1.750%) due 11/19/26 §	5,713,960	5,648,147
Scientific Games International, Inc. Term B5 2.835% (USD LIBOR + 2.750%) due 08/14/24 §	4,563,821	4,547,565
SkyMiles IP Ltd. Term B 4.750% (USD LIBOR + 3.750%) due 10/20/27 §	620,000	660,028
Station Casinos LLC Term B1 2.500% (USD LIBOR + 2.250%) due 02/08/27 §	2,675,662	2,650,064
UFC Holdings LLC Term B3 3.750% (USD LIBOR + 3.000%) due 04/29/26 §	3,582,346	3,579,147
United Airlines, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	3,363,100	3,393,825

		64,043,160

Consumer, Non-Cyclical - 2.1%

Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	4,941,115	4,950,685
APi Group DE, Inc. Term B 2.580% (USD LIBOR + 2.500%) due 10/01/26 §	3,356,187	3,342,903
Bausch Health Americas, Inc. Term B
2.870% (USD LIBOR + 2.750%) due 11/27/25 §	858,154	856,545
3.119% (USD LIBOR + 3.000%) due 06/01/25 §	1,966,743	1,966,497
Belron Finance US LLC Term B 2.370% (USD LIBOR + 2.250%) due 11/13/25 §	656,624	654,162
Brightview Landscapes LLC Term B 2.624% (USD LIBOR + 2.500%) due 08/15/25 §	1,673,775	1,670,985
Change Healthcare Holdings LLC Term B 3.500% (USD LIBOR + 2.750%) due 03/01/24 §	4,573,954	4,573,670
Eyecare Partners LLC 3.834% (USD LIBOR + 3.750%) due 02/20/27 §	956,871	952,950
Froneri US, Inc. Term B (United Kingdom) 2.330% (USD LIBOR + 2.250%) due 01/31/27 §	1,708,375	1,690,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Gainwell Acquisition Corp. Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	$4,400,133	$4,416,634
Garda World Security Corp. Term B (Canada) 4.350% (USD LIBOR + 4.250%) due 10/30/26 §	1,071,822	1,074,406
Global Medical Response, Inc. Term B 5.250% (USD LIBOR + 4.250%) due 10/02/25 §	3,144,359	3,157,836
Grifols Worldwide Operations USA, Inc. Term B (Spain) 2.084% (USD LIBOR + 2.000%) due 11/15/27 §	5,330,894	5,252,039
Horizon Therapeutics USA, Inc. Term B2 2.500% (USD LIBOR + 2.000%) due 03/15/28 §	4,875,500	4,873,467
ICON Luxembourg SARL Term B (Ireland) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	3,465,675	3,481,558
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 05/05/28 §	4,698,225	4,709,971
LifePoint Health, Inc. Term B 3.832% (USD LIBOR + 3.750%) due 11/16/25 §	4,230,152	4,228,299
Medline Industries, Inc. Term B due 09/20/28 µ	3,990,000	3,982,519
Option Care Health, Inc. 3.832% (USD LIBOR + 3.750%) due 08/06/26 §	2,092,725	2,094,556
PAREXEL International Corp. Term B 4.000% (USD LIBOR + 3.000%) due 09/27/24 §	2,340,000	2,339,003
Phoenix Guarantor, Inc.Term B
3.330% (USD LIBOR + 3.250%) due 03/05/26 §	3,141,611	3,126,883
3.587% (USD LIBOR + 3.500%) due 03/05/26 §	1,283,550	1,280,581
Phoenix Newco, Inc. 4.000% (USD LIBOR + 3.500%) due 08/11/28 §	1,800,000	1,802,500
PPD, Inc. Term B 2.750% (USD LIBOR + 2.250%) due 01/13/28 §	5,273,500	5,271,190
PRA Health Sciences, Inc. Term B (Ireland) 3.000% (USD LIBOR + 2.500%) due 07/01/28 §	863,475	867,432
Prime Security Services Borrower LLC Term B1 3.500% (USD LIBOR + 2.750%) due 09/23/26 §	3,547,935	3,547,935
Reynolds Consumer Products LLC Term B 1.830% (USD LIBOR + 1.750%) due 02/04/27 §	4,514,399	4,506,873
Sotera Health Holdings LLC 3.250% (USD LIBOR + 2.750%) due 12/13/26 § ±	5,850,000	5,828,063
Trans Union LLC Term B5 1.834% (USD LIBOR + 1.750%) due 11/15/26 §	3,497,070	3,478,710
Triton Water Holdings, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 03/31/28 §	3,172,050	3,171,555
US Foods, Inc. Term B
1.835% (USD LIBOR + 1.750%) due 06/27/23 §	1,002,860	997,914
2.116% (USD LIBOR + 2.000%) due 09/13/26 §	970,525	959,606

	Principal Amount	Value
Verscend Holding Corp. Term B 4.080% (USD LIBOR + 4.000%) due 08/27/25 §	$2,952,600	$2,960,720

		98,069,004

Diversified - 0.0%

First Eagle Holdings, Inc. Term B 2.580% (USD LIBOR + 2.500%) due 02/02/27 §	2,094,729	2,076,214

Financial - 0.6%
AmWINS Group, Inc. Term B 3.000% (USD LIBOR + 2.250%) due 02/19/28 §	1,746,803	1,737,523
Asurion LLC
Term B6 3.080% (USD LIBOR + 2.750%) due 11/03/23 §	860,989	857,453
Term B7 3.080% (USD LIBOR + 3.000%) due 11/03/24 §	1,976,278	1,957,751
Term B8 3.336% (USD LIBOR + 3.250%) due 12/23/26 §	4,191,644	4,134,444
Term B9 3.330% (USD LIBOR + 3.250%) due 07/31/27 §	1,482,550	1,462,536
Citadel Securities LP Term B 2.580% (USD LIBOR + 2.500%) due 02/02/28 §	1,115,896	1,107,353
Deerfield Dakota Holding LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/09/27 §	3,821,625	3,837,661
Edelman Financial Engines Center LLC Term B 4.500% (USD LIBOR + 3.750%) due 04/07/28 §	1,638,095	1,636,925
FinCo I LLC Term B 2.585% (USD LIBOR + 2.500%) due 06/27/25 §	1,633,574	1,629,782
FleetCor Technologies Operating Co. LLC Term B 1.830% (USD LIBOR + 1.750%) due 04/30/28 §	1,406,475	1,404,717
Focus Financial Partners LLC Term B3 2.090% (USD LIBOR + 2.000%) due 07/03/24 §	1,050,013	1,044,034
Hudson River Trading LLC Term B 3.084% (USD LIBOR + 3.000%) due 03/18/28 §	1,751,200	1,744,087
Jane Street Group LLC Term B 2.835% (USD LIBOR + 2.750%) due 01/26/28 §	2,169,075	2,150,321
VFH Parent LLC 3.080% (USD LIBOR + 3.000%) due 03/01/26 §	1,757,665	1,757,445
Zebra Buyer LLC Term B due 04/22/28 µ	2,330,000	2,340,485

		28,802,517

Industrial - 0.3%

AECOM Term B 1.834% (USD LIBOR + 1.750%) due 04/13/28 §	558,600	559,429
Berry Global, Inc. Term Z 1.830% (USD LIBOR + 1.750%) due 07/01/26 §	2,654,004	2,642,806
Brookfield WEC Holdings, Inc. 3.250% (USD LIBOR + 2.750%) due 08/01/25 §	66,323	65,939

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Genesee & Wyoming, Inc. 2.080% (USD LIBOR + 2.000%) due 12/30/26 §	$5,398,594	$5,371,882
GFL Environmental, Inc. Term B (Canada) 3.500% (USD LIBOR + 3.000%) due 05/31/25 §	97,975	98,296
Quikrete Holdings, Inc. Term B1 3.078% (USD LIBOR + 3.000%) due 06/11/28 §	1,900,000	1,896,173
TransDigm, Inc. Term F 2.330% (USD LIBOR + 2.250%) due 12/09/25 §	228,258	225,654
XPO Logistics, Inc. Term B 1.830% (USD LIBOR + 1.750%) due 02/23/25 §	2,170,000	2,161,739

		13,021,918

Technology - 0.7%
Athenahealth, Inc. Term B1 4.330% (USD LIBOR + 4.250%) due 02/11/26 §	5,007,115	5,027,143
Cloudera, Inc. Term B 4.250% (USD LIBOR + 3.750%) due 10/08/28 §	1,390,000	1,390,434
Dcert Buyer, Inc. 4.134% (USD LIBOR + 4.000%) due 10/16/26 §	5,363,834	5,371,499
Dell International LLC Term B2 2.000% (USD LIBOR + 1.750%) due 09/19/25 §	2,461,679	2,464,261
MA Finance Co. LLC Term B3 2.628% (USD LIBOR + 2.500%) due 06/21/24 §	67,558	67,061
Magenta Buyer LLC 5.750% (USD LIBOR + 5.000%) due 07/27/28 §	6,190,000	6,199,285
Peraton Corp. Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	4,537,200	4,546,923
Rackspace Technology Global, Inc. Term B 3.500% (USD LIBOR + 2.750%) due 02/09/28 §	2,527,300	2,510,787
RealPage, Inc. Term B 3.750% (USD LIBOR + 3.250%) due 04/22/28 §	4,090,000	4,081,170
Seattle Spin Co., Inc. Term B 2.628% (USD LIBOR + 2.500%) due 06/21/24 §	456,233	452,882
Western Digital Corp. Term B4 1.834% (USD LIBOR + 1.750%) due 04/29/23 §	628,233	629,018

		32,740,463

Total Senior Loan Notes (Cost $283,547,792)		283,321,844

MORTGAGE-BACKED SECURITIES - 22.8%
Collateralized Mortgage Obligations - Commercial - 3.7%
Bank 2019-BN17 (IO) 1.182% due 04/15/52 §	36,647,367	2,466,038
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 2.834% (USD LIBOR + 2.750%) due 11/15/30 § ~	13,710,000	13,930,133
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	10,005,730
BENCHMARK Mortgage Trust
3.717% due 03/15/62	10,720,000	12,007,401
4.510% due 05/15/53 §	8,220,000	9,605,494

	Principal Amount	Value
BHMS 1.334% (USD LIBOR + 1.250%) due 07/15/35 § ~	$7,000,000	$7,028,876
BX Commercial Mortgage Trust 3.084% (USD LIBOR + 3.000%) due 11/15/35 § ~	8,673,000	8,721,264
CD Mortgage Trust (IO) 1.434% due 05/10/50 §	31,215,942	1,592,110
Citigroup Commercial Mortgage Trust 4.175% due 07/10/47 §	1,970,000	2,116,083
Commercial Mortgage Trust
4.300% due 10/10/46	510,000	534,849
4.762% due 10/10/46 §	450,000	473,078
4.992% due 08/15/45 § ~	2,390,000	2,046,256
5.249% due 10/10/46 §	220,000	220,500
Commercial Mortgage Trust (IO) 1.994% due 10/15/45 §	24,323,363	262,099
Credit Suisse Mortgage Capital Certificates 2.734% (USD LIBOR + 2.650%) due 05/15/36 § ~	10,860,000	10,897,076
Credit Suisse Mortgage Trust
3.953% due 09/15/37 ~	6,800,000	7,303,788
4.024% (USD LIBOR + 3.024%) due 12/15/21 § ~	18,930,000	18,964,596
4.373% due 09/15/37 ~	1,700,000	1,541,054
5.684% (USD LIBOR + 5.600%) due 07/15/32 § ~	7,500,000	6,424,428
Fannie Mae
2.232% due 02/25/27	2,249,885	2,358,939
2.560% due 09/25/29	1,089,233	1,158,194
2.720% due 10/25/31 §	399,654	432,978
3.225% due 04/25/28 §	97,818	107,120
Fannie Mae (IO) 0.703% due 06/25/29 §	9,906,825	399,612
Fannie Mae - Aces
2.500% due 10/25/37	465,788	486,989
3.061% due 05/25/27 §	600,000	651,919
Fannie Mae - Aces (IO) 0.608% due 07/25/22 §	7,930,577	7,358
Freddie Mac (IO)
0.578% due 02/25/36 §	4,997,467	268,086
0.657% due 12/25/27 §	5,998,479	193,591
0.707% due 12/25/35 §	30,948,792	2,065,395
0.869% due 03/25/28 §	6,099,255	244,813
1.666% due 08/27/28 §	4,000,000	405,885
Freddie Mac Multifamily Structured Pass-Through Certificates (IO)
0.751% due 10/25/26 §	16,905,254	471,765
0.948% due 10/25/29 §	2,491,595	150,382
1.015% due 06/25/29 §	7,258,738	441,433
1.283% due 06/25/29 §	4,850,000	400,018
1.340% due 06/25/27 §	1,573,380	74,304
1.437% due 07/25/26 §	5,351,911	278,619
1.546% due 10/25/21 §	13,664	1
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	50,291,082	38,991
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/45 §	3,185	3,102
Government National Mortgage Association 2.768% due 11/16/47 §	1,321,096	1,374,988
Government National Mortgage Association (IO)
0.133% due 10/16/48 §	13,710,166	95,946
0.355% due 01/16/53 §	30,277,400	388,368
0.385% due 11/16/47 §	21,951,364	334,016
0.506% due 11/16/55 §	13,632,893	379,761
0.521% due 08/16/58 §	2,128,714	85,252
0.530% due 02/16/59 §	2,243,481	97,388
0.583% due 04/16/57 §	2,807,943	120,600
0.668% due 12/16/59 §	2,688,955	147,464
0.672% due 07/16/58 §	2,462,903	104,804
0.805% due 01/16/61 §	12,761,989	941,181
0.836% due 05/16/63 §	5,057,721	392,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
0.870% due 05/16/60 §	$1,942,223	$144,637
0.897% due 10/16/62 §	2,979,232	237,895
0.914% due 11/16/60 §	5,907,079	422,544
1.415% due 10/16/60 §	32,572,733	3,180,890
GS Mortgage Securities Corp. II 1.634% (USD LIBOR + 1.550%) due 09/15/31 § ~	8,570,000	7,580,751
GS Mortgage Securities Corp. Trust 1.234% (USD LIBOR + 1.150%) due 05/15/26 § ~	2,360,000	2,366,411
GS Mortgage Securities Trust
3.777% due 05/10/50 §	3,880,000	4,156,950
4.165% due 05/10/50 §	550,000	592,124
5.161% due 11/10/46 §	1,070,000	1,132,060
JP Morgan Chase Commercial Mortgage Securities Trust
4.773% due 08/15/48 §	2,470,000	2,694,570
5.049% due 01/15/47 §	510,000	545,486
6.261% due 02/12/49 §	65,835	74,538
6.717% due 02/15/51 §	18,454	17,028
ML-CFC Commercial Mortgage Trust
5.450% due 08/12/48 § ~	54,611	26,814
5.450% due 08/12/48 §	432,519	212,367
6.193% due 09/12/49 §	70,499	69,472
Morgan Stanley Capital I Trust 5.438% due 03/15/44	6,317	6,316
Shops at Crystals Trust 3.126% due 07/05/36 ~	15,000,000	15,676,900
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	1,154,229	1,173,930
WFRBS Commercial Mortgage Trust
4.204% due 11/15/47 §	3,830,000	3,882,444
4.723% due 03/15/47 §	340,000	359,589
WFRBS Commercial Mortgage Trust (IO)
1.173% due 03/15/47 §	8,744,365	161,679
1.449% due 06/15/45 § ~	2,453,830	6,705

		175,964,696

Collateralized Mortgage Obligations - Residential - 5.1%
Adjustable Rate Mortgage Trust
0.586% (USD LIBOR + 0.500%) due 03/25/36 §	385,559	189,229
2.577% due 10/25/35 §	1,889,378	1,759,752
Alternative Loan Trust
6.000% due 03/25/27	13,088	13,124
6.000% due 05/25/36	2,592,384	1,713,505
6.500% due 09/25/36	1,139,150	901,279
16.751% (16.940% - USD LIBOR) due 06/25/35 §	2,622,601	2,872,001
28.256% (28.600% - USD LIBOR) due 07/25/36 §	817,281	1,215,875
BCAP LLC Trust 0.484% due 03/28/37 § ~	3,396,037	3,381,859
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.266% (USD LIBOR + 0.180%) due 08/25/47 § ~	194,882	176,446
Citigroup Mortgage Loan Trust
3.034% due 04/25/37 §	344,998	335,295
6.500% due 10/25/36 § ~	1,419,001	1,053,763
Connecticut Avenue Securities Trust
2.136% (USD LIBOR + 2.050%) due 01/25/40 § ~	2,700,807	2,717,892
2.186% (USD LIBOR + 2.100%) due 10/25/39 § ~	3,522,059	3,542,106
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/35	597,547	457,694
5.750% due 02/25/37	3,367,312	2,310,234
Credit Suisse Mortgage Trust
1.833% (USD LIBOR + 1.750%) due 07/25/47 § ~	4,849,710	4,893,071
2.000% due 01/25/60 § ~	1,880,747	1,909,165

	Principal Amount	Value
2.837% due 01/27/36 § ~	$10,478,650	$10,536,872
3.500% due 02/25/48 § ~	10,639,396	10,929,748
Fannie Mae
0.436% (USD LIBOR + 0.350%) due 05/25/34 §	243,368	245,035
2.000% due 07/25/50	1,537,941	1,430,192
4.000% due 04/25/40 - 07/25/40	6,218,783	6,460,791
5.500% due 04/25/42	1,882,290	2,148,684
6.000% due 05/25/42	619,111	722,974
6.500% due 06/25/39 - 07/25/42	1,392,448	1,649,554
7.000% due 05/25/42	266,501	325,283
Fannie Mae (IO)
0.149% due 12/25/36 §	924,359	68,845
1.433% due 08/25/55 §	682,381	29,133
1.604% due 10/25/35 §	195,926	10,957
1.692% due 08/25/44 §	1,734,629	99,073
1.857% due 03/25/36	136,410	7,418
2.500% due 08/25/50 - 02/25/51	6,321,084	954,992
2.550% due 07/25/36 §	219,471	18,426
3.000% due 11/25/26 - 09/25/32	3,499,127	176,285
3.500% due 07/25/28 - 11/25/41	1,486,227	125,511
4.000% due 11/25/41	1,446,115	201,866
4.500% due 11/25/39	201,428	29,522
5.000% due 01/25/38 - 01/25/39	531,987	78,738
5.000% due 01/25/39 §	142,340	22,576
5.500% due 01/25/39 §	123,276	20,610
6.000% due 01/25/38 - 07/25/38	563,858	107,464
6.064% (6.150% - USD LIBOR) due 09/25/41 - 08/25/45 §	5,966,798	1,033,568
6.394% (6.480% - USD LIBOR) due 04/25/40 §	352,867	70,948
6.514% (6.600% - USD LIBOR) due 07/25/42 §	206,084	37,190
6.564% (6.650% - USD LIBOR) due 02/25/41 - 03/25/42 §	950,417	148,322
Fannie Mae (PO)
0.247% due 03/25/42	73,854	70,210
0.251% due 03/25/42	44,312	42,097
Fannie Mae Connecticut Avenue Securities
5.086% (USD LIBOR + 5.000%) due 11/25/24 §	989,332	1,010,011
5.336% (USD LIBOR + 5.250%) due 10/25/23 §	959,073	998,422
Flagstar Mortgage Trust 3.500% due 04/25/48 § ~	648,458	651,101
Freddie Mac
1.084% (USD LIBOR + 1.000%) due 02/15/32 §	39,954	40,862
1.850% (SOFR + 1.800%) due 01/25/51 § ~	2,940,000	2,952,158
1.936% (USD LIBOR + 1.850%) due 02/25/50 § ~	4,004,049	4,039,791
2.386% (USD LIBOR + 2.300%) due 01/25/50 § ~	2,570,000	2,573,787
3.000% due 08/15/48	536,181	554,851
3.500% due 10/15/37	2,475,399	2,509,324
3.836% (USD LIBOR + 3.750%) due 08/25/50 § ~	2,661,402	2,686,170
4.000% due 12/15/39	1,124,659	1,149,388
5.000% due 02/15/30 - 03/15/35	5,951,879	6,710,980
6.000% due 05/15/36	1,195,906	1,391,560
Freddie Mac (IO)
0.250% due 01/15/38 §	72,407	516
1.672% due 04/15/41 §	776,022	44,728
2.000% due 10/25/50	2,362,469	307,634
2.500% due 09/25/50 - 01/25/51	9,127,535	1,341,020
3.000% due 12/15/31	467,036	26,280
3.500% due 06/15/27 - 04/15/43	1,828,725	105,919
4.000% due 04/15/43	146,368	3,179
5.866% (5.950% - USD LIBOR) due 10/15/41 §	686,704	108,438

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
5.916% (6.000% - USD LIBOR) due 05/15/44 §	$3,387,799	$630,634
5.946% (6.030% - USD LIBOR) due 09/15/37 §	860,655	163,299
5.966% (6.050% - USD LIBOR) due 08/15/39 §	812,635	150,821
6.116% (6.200% - USD LIBOR) due 05/15/39 §	111,259	1,248
6.146% (6.230% - USD LIBOR) due 01/15/40 §	150,969	29,448
6.166% (6.250% - USD LIBOR) due 09/15/42 §	534,032	67,919
6.206% (6.290% - USD LIBOR) due 11/15/36 §	299,869	57,488
Freddie Mac Structured Agency Credit Risk Debt Notes
4.586% (USD LIBOR + 4.500%) due 02/25/24 §	2,672,454	2,765,359
5.036% (USD LIBOR + 4.950%) due 07/25/29 §	4,410,000	4,770,239
9.436% (USD LIBOR + 9.350%) due 04/25/28 §	2,838,124	3,208,167
Government National Mortgage Association
0.390% (USD LIBOR + 0.300%) due 02/20/68 - 07/20/68 §	4,637,127	4,637,047
0.440% (USD LIBOR + 0.350%) due 08/20/58 §	9,118,168	9,126,871
0.487% (USD LIBOR + 0.400%) due 08/20/70 §	241,095	241,870
0.537% (USD LIBOR + 0.450%) due 07/20/70 §	14,335,991	14,440,535
0.587% (USD LIBOR + 0.500%) due 07/20/70 §	922,754	931,096
0.590% (USD LIBOR + 0.500%) due 03/20/61 §	1,139,995	1,144,471
1.088% (USD LIBOR + 1.000%) due 05/20/60 §	276,911	280,822
1.237% (USD LIBOR + 1.150%) due 05/20/70 §	2,923,608	3,069,931
2.500% due 02/20/51	2,949,059	567,795
2.750% due 03/20/48	738,958	783,494
3.000% due 07/20/49 - 10/20/49	3,850,545	4,016,289
4.500% due 10/20/39	893,958	911,271
5.000% due 07/20/39	396,334	404,298
Government National Mortgage Association (IO)
1.370% due 11/20/42 §	169,139	7,514
2.000% due 12/20/50	8,979,953	968,238
2.500% due 08/20/50 - 10/20/50	12,822,932	1,756,308
3.500% due 04/20/27 - 04/20/50	4,735,833	592,161
4.000% due 04/16/45	843,526	131,661
5.000% due 10/20/44	4,092,537	744,945
5.513% (5.600% - USD LIBOR) due 08/20/44 §	889,082	143,649
6.015% (6.100% - USD LIBOR) due 08/16/42 §	563,761	103,124
6.065% (6.150% - USD LIBOR) due 06/16/43 §	699,097	60,436
6.115% (6.200% - USD LIBOR) due 10/16/42 §	754,910	148,211
6.393% (6.480% - USD LIBOR) due 04/20/40 §	81,980	16,120
6.463% (6.550% - USD LIBOR) due 06/20/40 §	1,565,831	338,229
6.515% (6.600% - USD LIBOR) due 04/16/42 §	1,512,119	318,274
6.563% (6.650% - USD LIBOR) due 01/20/40 §	53,329	2,398
GSMSC Resecuritization Trust
0.702% (USD LIBOR + 0.610%) due 11/26/37 § ~	13,880,000	12,576,002
Impac CMB Trust 0.606% (USD LIBOR + 0.520%) due 11/25/35 §	1,412,535	1,347,158

	Principal Amount	Value
IndyMac INDX Mortgage Loan Trust 0.606% (USD LIBOR + 0.520%) due 06/25/35 §	$1,006,043	$921,007
JP Morgan Mortgage Trust
2.566% due 08/25/35 §	369,587	375,962
3.500% due 09/25/48 § ~	1,331,715	1,338,818
3.500% due 10/25/48 § ~	2,823,834	2,871,265
Lehman Mortgage Trust
0.836% (USD LIBOR + 0.750%) due 12/25/35 §	3,180,674	1,786,572
6.000% due 05/25/37	468,738	472,097
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,039,092	894,280
Merrill Lynch Mortgage Investors Trust 3.018% due 06/25/35 §	634,141	650,347
Morgan Stanley Mortgage Loan Trust
2.361% due 07/25/35 §	652,538	615,520
2.577% due 07/25/34 §	156,339	163,245
Morgan Stanley Resecuritization Trust
0.809% (US FED + 0.710%) due 12/27/46 § ~	25,584,446	23,390,979
0.869% (US FED + 0.770%) due 04/26/47 § ~	4,379,000	4,393,605
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	1,306,367	1,328,158
New Residential Mortgage Loan Trust
4.000% due 05/25/57 § ~	2,757,614	2,942,934
4.250% due 12/25/57 § ~	5,263,545	5,549,522
Nomura Resecuritization Trust 1.099% (US FED + 1.000%) due 08/26/46 § ~	4,496,891	4,197,975
PMT Credit Risk Transfer Trust 2.837% (USD LIBOR + 2.750%) due 05/27/23 § ~	4,767,612	4,724,705
RAAC Trust 6.000% due 09/25/34	9,097	9,056
Radnor RE Ltd. (Bermuda) 2.750% (SOFR + 2.700%) due 12/27/33 § ~	2,390,000	2,395,631
Residential Asset Securitization Trust
0.586% (USD LIBOR + 0.500%) due 07/25/36 §	354,109	280,304
6.000% due 08/25/36	751,898	644,160
Structured Adjustable Rate Mortgage Loan Trust
2.809% due 08/25/36 §	3,172,222	2,547,751
3.169% due 05/25/36 §	1,360,639	1,132,538
WaMu Mortgage Pass-Through Certificates Trust
2.490% due 10/25/36 §	524,056	514,535
2.514% due 09/25/33 §	77,036	77,306
3.096% due 07/25/37 §	1,807,809	1,839,242
Washington Mutual Mortgage Pass-Through Certificates Trust
0.792% (US FED + 0.700%) due 01/25/47 §	3,850,007	3,465,203
6.000% due 07/25/36	431,151	375,403

		238,004,253

Fannie Mae - 8.4%
due 12/01/34 - 11/01/51 #	224,970,151	234,300,634
2.000% due 08/01/50 - 07/01/51	61,415,402	61,883,748
2.260% due 04/01/30	583,122	612,591
2.810% due 04/01/25	130,000	138,119
3.040% due 06/01/29	1,000,000	1,101,730
3.160% due 05/01/29	1,008,614	1,109,022
4.000% due 10/01/42 - 06/01/57	36,903,405	40,681,257
4.500% due 04/01/23 - 08/01/58	33,440,724	36,998,231
5.000% due 07/01/33 - 03/01/50	10,105,079	11,338,141
5.500% due 04/01/37 - 11/01/38	818,180	953,714
6.000% due 04/01/33 - 07/01/41	1,094,215	1,290,251
6.500% due 05/01/40	1,162,841	1,362,896
7.000% due 02/01/39	573,483	674,634

		392,444,968

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Freddie Mac - 3.3%
2.000% due 09/01/41 - 06/01/51	$36,880,453	$37,256,326
2.058% (UST + 1.286%) due 03/01/47 §	946,407	978,432
2.500% due 04/01/41 - 08/01/51	26,307,430	27,375,012
3.000% due 09/01/32 - 07/01/50	26,411,112	28,233,271
3.500% due 04/01/33 - 02/01/51	15,758,781	16,975,707
4.000% due 10/01/42 - 03/01/50	21,392,977	23,377,566
4.500% due 07/01/23 - 03/01/50	9,247,459	10,321,695
5.000% due 12/01/35 - 01/01/49	4,451,857	5,034,066
5.500% due 08/01/37 - 12/01/38	784,343	915,212
6.000% due 10/01/36 - 11/01/39	2,156,126	2,542,395
6.500% due 09/01/39	368,242	422,869
7.000% due 03/01/39	173,389	202,505

		153,635,056

Government National Mortgage Association - 2.3%
due 10/01/51 #	1,000,000	1,044,844
0.719% (USD LIBOR + 0.622%) due 08/20/60 §	524,725	533,292
2.000% due 12/20/50 - 03/20/51	9,057,826	9,201,995
2.500% due 12/20/50 - 03/20/51	2,883,917	2,993,404
3.000% due 09/15/42 - 01/20/50	10,050,835	10,611,591
3.500% due 06/20/44 - 11/20/50	26,507,576	28,080,824
4.000% due 02/20/33 - 04/20/50	24,778,182	26,510,606
4.500% due 01/20/40 - 11/20/50	16,988,228	18,422,843
5.000% due 01/15/40 - 10/20/47	5,512,093	6,283,201
5.500% due 06/15/36	220,646	257,294
6.000% due 06/20/35 - 03/20/42	2,692,871	3,133,284
6.500% due 10/20/37	358,931	423,940

		107,497,118

Total Mortgage-Backed Securities (Cost $1,042,366,855)		1,067,546,091

ASSET-BACKED SECURITIES - 3.2%
Accredited Mortgage Loan Trust 0.356% (USD LIBOR + 0.270%) due 09/25/36 §	2,430,000	2,340,920
ACRES Commercial Realty Ltd. 1.284% (USD LIBOR + 1.200%) due 06/15/36 § ~	2,380,000	2,377,381
Applebee’s Funding LLC 4.194% due 06/05/49 ~	2,475,000	2,529,183
Avis Budget Rental Car Funding AESOP LLC
3.340% due 08/20/26 ~	5,000,000	5,005,045
3.350% due 09/22/25 ~	6,570,000	7,010,760
Citigroup Mortgage Loan Trust 0.156% (USD LIBOR + 0.070%) due 05/25/37 §	169,670	141,131
College Ave Student Loans LLC 3.280% due 12/28/48 ~	1,777,173	1,837,617
Credit Suisse European Mortgage Capital Ltd. (Ireland)
3.029% (USD LIBOR + 2.900%) due 08/09/24 § ~	4,139,850	4,005,258
3.980% due 08/13/24 ±	4,325,528	4,134,594
Credit Suisse Mortgage Trust 2.998% due 07/25/57 § ~	9,880,000	10,617,858
Credit-Based Asset Servicing & Securitization LLC 0.866% (USD LIBOR + 0.780%) due 07/25/33 §	634,739	627,582
ECMC Group Student Loan Trust 1.436% (USD LIBOR + 1.350%) due 07/26/66 § ~	4,255,739	4,391,374

	Principal Amount	Value
Fannie Mae Grantor Trust 2.898% due 06/25/27	$537,569	$577,763
First Franklin Mortgage Loan Trust 0.206% (USD LIBOR + 0.120%) due 11/25/36 §	8,923,900	8,620,838
FNA VI LLC 1.350% due 01/10/32 ~	3,436,477	3,435,621
Ford Credit Floorplan Master 4.060% due 11/15/30	5,020,000	5,720,463
Foundation Finance Trust 1.270% due 05/15/41 ~	3,538,856	3,527,473
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	500,000	527,004
GoodLeap Sustainable Home Solutions Trust 1.930% due 07/20/48 ~	2,370,000	2,356,733
Hildene Community Funding CDO Ltd. (Cayman) 3.250% due 11/01/35 ~	4,880,000	4,827,827
Home Equity Asset Trust 1.031% (USD LIBOR + 0.945%) due 12/25/35 §	2,370,000	2,365,575
InStar Leasing III LLC 2.300% due 02/15/54 ~	3,603,257	3,604,364
Legacy Mortgage Asset Trust 3.200% due 05/25/59 § ~	7,644,357	7,683,272
Mercury Financial Credit Card Master Trust 4.210% due 03/20/26 ~	4,000,000	4,039,112
National Collegiate Student Loan Trust 0.446% (USD LIBOR + 0.360%) due 01/26/32 §	1,200,000	996,607
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	4,365,621	4,406,771
Origen Manufactured Housing Contract Trust
2.022% due 10/15/37 §	3,852,317	3,751,098
2.731% due 04/15/37 §	2,664,828	2,565,041
RAMP Trust 0.356% (USD LIBOR + 0.270%) due 10/25/36 §	892,915	893,619
RASC Trust 0.306% (USD LIBOR + 0.220%) due 01/25/37 §	6,360,000	6,161,012
Saxon Asset Securities Trust 0.326% (USD LIBOR + 0.240%) due 10/25/46 §	8,780,000	8,127,838
SBA Small Business Investment Cos. 3.548% due 09/10/28	809,090	870,262
SLC Student Loan Trust 0.266% (USD LIBOR + 0.150%) due 12/15/39 §	4,300,000	4,209,958
SLM Student Loan Trust 0.295% (USD LIBOR + 0.170%) due 01/25/40 §	3,000,000	2,937,767
SMB Private Education Loan Trust
1.390% due 01/15/53 ~	2,181,484	2,178,832
1.590% due 01/15/53 ~	8,800,000	8,796,394
Sofi Professional Loan Program Trust 3.340% due 08/25/47 ~	2,277,237	2,335,433
Structured Asset Investment Loan Trust 1.086% (USD LIBOR + 1.000%) due 10/25/33 §	587,672	589,088
Sunrun Vulcan Issuer LLC 2.460% due 01/30/52 ~	2,088,337	2,089,956
Thrust Engine Leasing Thrst 4.163% due 07/15/40 ~	2,387,934	2,364,066
United States Small Business Administration 2.690% due 07/01/44	1,440,241	1,521,638

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.980% due 04/01/39	$810,311	$875,637

Total Asset-Backed Securities (Cost $142,861,220)		147,975,765

U.S. GOVERNMENT AGENCY ISSUE - 0.5%
Fannie Mae 6.625% due 11/15/30	15,850,000	22,646,021

Total U.S. Government Agency Issue (Cost $19,806,430)		22,646,021

U.S. TREASURY OBLIGATIONS - 18.9%
U.S. Treasury Bonds - 9.7%
1.125% due 08/15/40	24,350,000	20,961,926
1.250% due 05/15/50	122,320,000	100,106,497
1.375% due 08/15/50	111,940,000	94,493,101
1.625% due 11/15/50	77,750,000	69,874,776
1.750% due 08/15/41	9,490,000	9,074,813
1.875% due 02/15/51	69,200,000	66,010,312
2.000% due 02/15/50	18,130,000	17,816,974
2.000% due 08/15/51	10,420,000	10,237,650
2.250% due 05/15/41	13,310,000	13,844,480
2.250% due 08/15/49	6,320,000	6,553,050
2.375% due 05/15/51	33,840,000	36,124,200
2.875% due 05/15/49	3,930,000	4,598,714
3.625% due 02/15/44	4,510,000	5,806,801

		455,503,294

U.S. Treasury Inflation Protected Securities - 0.2%
1.375% due 02/15/44 ^ ‡	8,092,992	11,128,622

U.S. Treasury Notes - 9.0%
0.125% due 07/15/23	190,000	189,640
0.125% due 10/15/23	190,000	189,354
0.250% due 11/15/23	420,000	419,491
0.250% due 06/30/25	7,680,000	7,545,000
0.250% due 08/31/25	290,000	284,143
0.250% due 09/30/25	1,090,000	1,066,880
0.250% due 10/31/25	2,250,000	2,198,936
0.375% due 11/30/25	5,000,000	4,905,664
0.375% due 01/31/26	1,570,000	1,536,638
0.625% due 12/31/27	509,600	491,764
0.750% due 03/31/26	6,940,000	6,892,288
0.750% due 04/30/26	47,390,000	47,034,575
0.750% due 05/31/26	100,000	99,168
0.750% due 08/31/26	4,800,000	4,749,375
0.875% due 06/30/26	6,670,000	6,647,072
1.000% due 07/31/28	33,370,000	32,728,670
1.125% due 08/31/28	22,390,000	22,129,367
1.250% due 03/31/28	1,980,000	1,980,541
1.250% due 04/30/28	100,950,000	100,902,680
1.250% due 05/31/28	35,260,000	35,213,170
1.250% due 06/30/28	35,080,000	35,010,114
1.250% due 09/30/28	34,970,000	34,825,203
1.250% due 08/15/31	44,590,000	43,513,570
1.625% due 05/15/31	31,380,000	31,752,637

		422,305,940

Total U.S. Treasury Obligations (Cost $923,318,814)		888,937,856

FOREIGN GOVERNMENT BONDS & NOTES - 8.7%
Abu Dhabi Government (United Arab Emirates)
2.500% due 10/11/22 ~	3,650,000	3,731,994
3.125% due 09/30/49 ~	11,470,000	11,543,637

	Principal Amount	Value
Argentine Bonos del Tesoro (Argentina) 16.000% due 10/17/23 Ω	ARS 20,030,000	$66,329
Argentine Republic Government (Argentina)
0.500% due 07/09/30 §	$5,494,820	2,028,798
1.000% due 07/09/29	522,501	199,862
1.125% due 07/09/35 §	2,585,277	852,004
2.500% due 07/09/41 §	9,140,000	3,375,128
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/23	BRL 51,120,000	9,452,715
10.000% due 01/01/25	32,472,000	5,938,604
10.000% due 01/01/27	27,809,000	4,995,456
Brazilian Government (Brazil)
2.625% due 01/05/23	$660,000	677,107
4.625% due 01/13/28	2,620,000	2,759,869
5.000% due 01/27/45	4,870,000	4,556,956
5.625% due 01/07/41	3,690,000	3,740,590
5.625% due 02/21/47	7,120,000	7,149,904
China Government (China)
3.310% due 11/30/25 ~	CNY 109,500,000	17,516,543
3.380% due 11/21/24 ~	17,000,000	2,707,046
3.390% due 05/21/25 ~	20,500,000	3,273,405
Colombia Government (Colombia)
3.250% due 04/22/32	$2,720,000	2,543,254
4.125% due 02/22/42	2,740,000	2,470,165
5.625% due 02/26/44	3,880,000	4,058,053
Egypt Government (Egypt) 5.577% due 02/21/23 ~	2,250,000	2,319,986
Indonesia Government (Indonesia)
3.500% due 01/11/28	530,000	576,139
3.750% due 04/25/22 ~	1,490,000	1,517,048
3.850% due 07/18/27 ~	1,190,000	1,321,323
4.350% due 01/11/48	2,260,000	2,522,295
4.750% due 02/11/29	5,300,000	6,186,346
4.750% due 07/18/47 ~	400,000	470,418
5.125% due 01/15/45 ~	2,540,000	3,079,966
5.250% due 01/08/47 ~	1,590,000	1,986,528
5.375% due 10/17/23 ~	400,000	438,891
5.875% due 01/15/24 ~	973,000	1,085,576
Indonesia Treasury (Indonesia)
6.375% due 04/15/32	IDR 37,919,000,000	2,678,506
6.500% due 02/15/31	437,967,000,000	30,975,168
7.000% due 05/15/27	236,437,000,000	17,725,548
Israel Government International (Israel) 2.750% due 07/03/30	$1,680,000	1,788,394
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,915,490,968	17,594,739
Kenya Government (Kenya)
6.300% due 01/23/34 ~	$3,210,000	3,176,279
6.875% due 06/24/24 ~	990,000	1,086,584
7.250% due 02/28/28 ~	1,210,000	1,332,655
Kuwait International Government Bond (Kuwait) 3.500% due 03/20/27 ~	3,530,000	3,912,620
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 171,270,000	8,463,807
7.750% due 11/13/42	691,077,500	33,162,346
8.000% due 11/07/47	907,490,000	44,361,149
8.500% due 05/31/29	229,220,000	11,891,052
10.000% due 12/05/24	109,240,000	5,805,046
Mexico Government (Mexico)
4.600% due 02/10/48	$6,610,000	6,835,434
5.750% due 10/12/10	1,450,000	1,654,914
Nigeria Government (Nigeria)
6.500% due 11/28/27 ~	1,440,000	1,496,707
7.143% due 02/23/30 ~	1,110,000	1,134,683
Panama Government (Panama)
2.252% due 09/29/32	2,880,000	2,716,762
4.500% due 04/01/56	1,930,000	2,106,981
Peruvian Government (Peru)
2.783% due 01/23/31	3,650,000	3,621,165
5.625% due 11/18/50	2,350,000	3,189,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Provincia de Buenos Aires (Argentina) 3.900% due 09/01/37 § ~	$4,204,172	$1,887,841
Qatar Government (Qatar)
4.000% due 03/14/29 ~	2,980,000	3,393,326
4.400% due 04/16/50 ~	1,990,000	2,432,954
4.817% due 03/14/49 ~	6,660,000	8,582,296
Republic of Poland Government (Poland) 4.000% due 01/22/24	4,710,000	5,085,547
Russian Federal (Russia)
6.900% due 05/23/29	RUB 1,033,350,000	13,995,129
7.000% due 01/25/23	198,150,000	2,717,159
7.000% due 08/16/23	234,570,000	3,218,040
7.050% due 01/19/28	656,291,000	8,979,104
7.250% due 05/10/34	41,210,000	561,344
7.650% due 04/10/30	1,343,710,000	19,041,995
7.700% due 03/16/39	690,870,000	9,808,971
8.150% due 02/03/27	458,179,000	6,575,054
State of Israel (Israel) 3.375% due 01/15/50	$990,000	1,052,274

Total Foreign Government Bonds & Notes (Cost $431,082,534)		409,183,022

SHORT-TERM INVESTMENTS - 0.5%
Mortgage-Backed Securities - 0.3%
MRA Issuance Trust 1.834% (USD LIBOR + 1.750%) due 02/16/22 § ~	7,000,000	7,004,332
1.836% (USD LIBOR + 1.750%) due 02/16/22 § ~	8,960,000	8,971,143

		15,975,475

Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $11,110,079; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $11,332,367)	11,110,079	11,110,079

Total Short-Term Investments (Cost $27,070,079)		27,085,554

TOTAL INVESTMENTS - 98.3% (Cost $4,508,381,853)		4,615,661,535

DERIVATIVES - 0.3%		14,257,735

OTHER ASSETS & LIABILITIES, NET - 1.4%		64,220,942

NET ASSETS - 100.0%		$4,694,140,212

Notes to Schedule of Investments

(a)

An investment with a value of $66,329 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	12/21	974	$71,954,579	$70,459,160	($1,495,419)
Australia Treasury 10-Year Bonds	12/21	543	56,565,420	55,536,715	(1,028,705)
CAD FX	12/21	357	28,357,028	28,199,430	(157,598)
CHF FX	12/21	51	6,932,303	6,848,025	(84,278)
EUR FX	12/21	562	83,351,120	81,490,000	(1,861,120)
Euro-Bobl	12/21	52	8,175,057	8,127,400	(47,657)
Euro-OAT	12/21	169	33,061,348	32,486,560	(574,788)
Eurodollar	06/23	962	238,677,013	238,612,075	(64,938)
Eurodollar	09/23	229	56,715,243	56,671,775	(43,468)
Eurodollar	12/23	6,366	1,574,361,269	1,573,277,325	(1,083,944)
GBP FX	12/21	389	33,501,261	32,761,094	(740,167)
JPY FX	12/21	314	35,736,125	35,250,425	(485,700)
Long Gilt	12/21	18	3,133,520	3,035,288	(98,232)
MXN FX	12/21	1,180	29,212,996	28,314,100	(898,896)
RUB FX	12/21	54	1,818,760	1,830,600	11,840
U.S. Treasury 5-Year Notes	12/21	12,694	1,567,624,308	1,558,089,334	(9,534,974)
U.S. Treasury 30-Year Bonds	12/21	964	157,473,593	153,486,875	(3,986,718)
U.S. Treasury Ultra Long Bonds	12/21	2,462	486,787,390	470,395,875	(16,391,515)

					(38,566,277)

Short Futures Outstanding
Euro-Bund	12/21	794	159,133,099	156,188,519	2,944,580
Euro-Buxl	12/21	133	32,270,239	31,326,670	943,569
Eurodollar	12/21	3,680	917,904,180	918,436,000	(531,820)
Eurodollar	03/22	300	74,883,995	74,891,250	(7,255)
Japan 10-Year Bonds	12/21	68	92,806,727	92,485,377	321,350
U.S. Treasury 2-Year Notes	12/21	1,025	225,682,055	225,556,055	126,000
U.S. Treasury 10-Year Notes	12/21	7,943	1,059,276,228	1,045,373,265	13,902,963
U.S. Treasury Ultra 10-Year Notes	12/21	676	100,239,424	98,189,000	2,050,424

					19,749,811

Total Futures Contracts					($18,816,466)

(c)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	1,576,634	USD	1,182,476	10/21	JPM	$-	($42,581)
CAD	84,248,353	USD	67,075,326	10/21	CIT	-	(561,860)
CAD	49,560,000	USD	39,924,855	10/21	GSC	-	(797,593)
CAD	32,200,000	USD	25,354,331	12/21	GSC	67,703	-
CNH	172,194,963	USD	26,585,605	10/21	JPM	94,456	-
EUR	4,878,000	USD	5,679,962	10/21	CIT	-	(27,962)
EUR	57,250,000	USD	67,169,994	12/21	MSC	-	(756,312)
IDR	658,284,559,500	USD	44,605,269	10/21	JPM	1,291,018	-
INR	764,390,530	USD	10,105,372	10/21	CIT	171,397	-
INR	764,390,530	USD	10,176,948	01/22	CIT	-	(4,674)
JPY	3,707,031,288	USD	33,776,835	10/21	JPM	-	(465,417)
MXN	467,119,538	USD	23,011,129	10/21	MSC	-	(433,776)
RUB	985,000,000	USD	13,189,521	10/21	CIT	314,086	-
RUB	4,246,495,764	USD	55,944,875	10/21	MSC	2,271,376	-
USD	293,787	BRL	1,544,443	10/21	MSC	10,831	-
USD	6,907,305	CHF	6,375,000	10/21	CIT	64,332	-
USD	26,411,081	CNH	172,194,963	10/21	JPM	-	(268,981)
USD	26,403,791	CNH	172,194,963	01/22	JPM	-	(84,097)
USD	38,812,010	EUR	32,675,433	10/21	BNP	951,915	-
USD	5,728,408	EUR	4,853,000	10/21	CIT	105,375	-
USD	128,136,690	EUR	107,740,000	10/21	MSC	3,301,417	-
USD	154,035	GBP	111,281	10/21	GSC	4,093	-
USD	2,770,276	IDR	39,886,427,315	10/21	BOA	-	(10,648)
USD	10,280,976	INR	764,390,530	10/21	CIT	4,207	-
USD	2,607,116	JPY	287,088,000	10/21	JPM	27,340	-
USD	12,804,680	MXN	259,830,000	10/21	CIT	246,281	-
USD	58,143,582	MXN	1,174,994,567	10/21	MSC	1,352,408	-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	7,063,104	ZAR	107,540,000	10/21	MSC	$-	($64,172)
ZAR	107,540,000	USD	7,393,098	10/21	GSC	-	(265,821)
ZAR	107,540,000	USD	6,973,562	01/22	MSC	63,965	-

Total Forward Foreign Currency Contracts						$10,342,200	($3,783,894)

(d)	Purchased options outstanding as of September 30, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - JPY versus USD	JPY 107.80	11/10/21	MSC	$47,883,000	$224,954	$28,347
Put - NZD versus USD	$0.71	11/22/21	GSC	16,960,000	277,330	65,499
Put - AUD versus USD	0.73	11/22/21	GSC	11,170,000	112,315	119,787
Put - CAD versus USD	CAD 1.27	11/22/21	BNP	21,980,000	192,347	232,373

					$806,946	$446,006

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (10/21)	$131.75	10/08/21	CME	23	$3,030,250	$8,305	$7,547
Call - U.S. Treasury 10-Year Notes (10/21)	132.25	10/08/21	CME	23	3,041,750	10,102	3,594
Call - U.S. Treasury 10-Year Notes (10/21)	132.50	10/08/21	CME	23	3,047,500	9,743	2,156
Call - U.S. Treasury 30-Year Bonds (10/21)	160.00	10/08/21	CME	23	3,680,000	25,196	14,734
Call - U.S. Treasury 30-Year Bonds (10/21)	160.50	10/08/21	CME	31	4,975,500	30,569	14,531
Call - U.S. Treasury 30-Year Bonds (10/21)	161.50	10/08/21	CME	23	3,714,500	25,196	5,391
Call - U.S. Treasury 30-Year Bonds (10/21)	162.50	10/08/21	CME	35	5,687,500	35,061	3,828
Call - U.S. Treasury 5-Year Notes (11/21)	122.75	10/22/21	CME	3	368,250	802	891
Call - U.S. Treasury 10-Year Notes (11/21)	131.50	10/22/21	CME	138	18,147,000	81,098	86,250
Call - U.S. Treasury 10-Year Notes (11/21)	132.25	10/22/21	CME	35	4,628,750	15,373	10,391
Call - U.S. Treasury 10-Year Notes (11/21)	132.50	10/22/21	CME	40	5,300,000	20,960	8,750
Call - U.S. Treasury 30-Year Bonds (11/21)	159.00	10/22/21	CME	69	10,971,000	100,744	105,656
Call - U.S. Treasury 30-Year Bonds (11/21)	159.50	10/22/21	CME	46	7,337,000	61,173	58,938
Call - U.S. Treasury 30-Year Bonds (11/21)	160.00	10/22/21	CME	28	4,480,000	34,861	29,750
Call - U.S. Treasury 30-Year Bonds (11/21)	161.00	10/22/21	CME	345	55,545,000	487,441	242,578
Call - U.S. Treasury 30-Year Bonds (11/21)	162.00	10/22/21	CME	179	28,998,000	233,654	78,312
Call - EUR FX (11/21)	1.18	11/05/21	CME	16	2,350,000	11,840	4,800
Call - JPY FX (11/21)	89.50	11/05/21	CME	32	3,580,000	23,880	33,600
Call - JPY FX (11/21)	90.00	11/05/21	CME	16	1,800,000	10,640	1

						1,226,638	711,698

Put - EUR FX (10/21)	1.18	10/08/21	CME	16	2,360,000	12,440	40,200
Put - U.S. Treasury 10-Year Notes (10/21)	132.00	10/08/21	CME	46	6,072,000	20,564	28,750
Put - U.S. Treasury 10-Year Notes (11/21)	131.75	10/22/21	CME	46	6,060,500	27,033	29,469

						60,037	98,419

Total Options on Futures						$1,286,675	$810,117

Total Purchased Options						$2,093,621	$1,256,123

(e)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - NZD versus USD	$0.73	11/22/21	GSC	$16,960,000	$95,654	($14,026)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (10/21)	$131.50	10/01/21	CME	23	$3,024,500	$5,710	($5,031)
Call - U.S. Treasury 10-Year Notes (10/21)	132.75	10/01/21	CME	15	1,991,250	1,146	(15)
Call - U.S. Treasury 10-Year Notes (10/21)	133.50	10/01/21	CME	93	12,415,500	26,714	(93)
Call - U.S. Treasury 10-Year Notes (10/21)	133.75	10/01/21	CME	70	9,362,500	11,348	(70)
Call - U.S. Treasury 30-Year Bonds (10/21)	160.00	10/01/21	CME	64	10,240,000	14,889	(10,000)
Call - U.S. Treasury 30-Year Bonds (10/21)	163.00	10/01/21	CME	8	1,304,000	1,236	(8)
Call - CAD FX (10/21)	80.00	10/08/21	CME	33	2,640,000	12,798	(1,320)
Call - U.S. Treasury 5-Year Notes (11/21)	123.00	10/22/21	CME	178	21,894,000	54,395	(31,984)
Call - U.S. Treasury 5-Year Notes (11/21)	123.50	10/22/21	CME	48	5,928,000	7,604	(2,625)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (11/21)	$131.75	10/22/21	CME	52	$6,851,000	$28,316	($26,000)
Call - U.S. Treasury 10-Year Notes (11/21)	132.00	10/22/21	CME	121	15,972,000	44,447	(47,266)
Call - U.S. Treasury 10-Year Notes (11/21)	132.75	10/22/21	CME	87	11,549,250	21,334	(13,594)
Call - U.S. Treasury 10-Year Notes (11/21)	133.00	10/22/21	CME	132	17,556,000	29,115	(14,437)
Call - U.S. Treasury 10-Year Notes (11/21)	133.50	10/22/21	CME	182	24,297,000	74,060	(8,531)
Call - U.S. Treasury 10-Year Notes (11/21)	134.00	10/22/21	CME	353	47,302,000	149,905	(11,031)
Call - U.S. Treasury 30-Year Bonds (11/21)	163.00	10/22/21	CME	59	9,617,000	19,664	(15,672)
Call - U.S. Treasury 30-Year Bonds (11/21)	164.00	10/22/21	CME	139	22,796,000	102,135	(21,719)
Call - U.S. Treasury 30-Year Bonds (11/21)	165.00	10/22/21	CME	257	42,405,000	284,227	(28,109)
Call - U.S. Treasury 30-Year Bonds (11/21)	166.00	10/22/21	CME	46	7,636,000	40,139	(3,594)
Call - EUR FX (11/21)	1.19	11/05/21	CME	24	3,555,000	25,440	(2,700)
Call - AUD FX (11/21)	72.50	11/05/21	CME	10	725,000	6,175	(7,600)
Call - AUD FX (11/21)	73.50	11/05/21	CME	16	1,176,000	8,860	(5,920)
Call - CAD FX (11/21)	79.00	11/05/21	CME	23	1,817,000	12,363	(15,870)
Call - U.S. Treasury 5-Year Notes (12/21)	123.00	11/26/21	CME	392	48,216,000	132,189	(131,688)
Call - U.S. Treasury 5-Year Notes (12/21)	123.25	11/26/21	CME	157	19,350,250	44,916	(36,797)
Call - U.S. Treasury 10-Year Notes (12/21)	132.50	11/26/21	CME	116	15,370,000	54,174	(56,188)
Call - U.S. Treasury 10-Year Notes (12/21)	134.00	11/26/21	CME	279	37,386,000	123,486	(39,234)
Call - U.S. Treasury 10-Year Notes (12/21)	134.50	11/26/21	CME	69	9,280,500	34,740	(6,469)
Call - U.S. Treasury 30-Year Bonds (12/21)	164.00	11/26/21	CME	186	30,504,000	130,006	(104,625)
Call - U.S. Treasury 30-Year Bonds (12/21)	166.00	11/26/21	CME	35	5,810,000	49,158	(10,937)
Call - Eurodollar Midcurve 2-Year (12/21)	99.13	12/10/21	CME	168	41,632,500	58,447	(12,600)
Call - Eurodollar Midcurve 2-Year (12/21)	99.25	12/10/21	CME	119	29,526,875	29,500	(4,463)

						1,638,636	(676,190)

Put - U.S. Treasury 5-Year Notes (11/21)	122.00	10/22/21	CME	48	5,856,000	7,604	(3,750)
Put - U.S. Treasury 5-Year Notes (11/21)	122.50	10/22/21	CME	71	8,697,500	13,190	(14,422)
Put - U.S. Treasury 5-Year Notes (11/21)	123.25	10/22/21	CME	119	14,666,750	33,271	(72,516)
Put - U.S. Treasury 10-Year Notes (11/21)	132.00	10/22/21	CME	93	12,276,000	51,417	(72,656)
Put - U.S. Treasury 10-Year Notes (11/21)	133.00	10/22/21	CME	6	798,000	2,615	(9,000)
Put - U.S. Treasury 30-Year Bonds (11/21)	158.00	10/22/21	CME	32	5,056,000	22,695	(29,000)
Put - U.S. Treasury 5-Year Notes (12/21)	123.50	11/26/21	CME	120	14,820,000	48,542	(110,625)
Put - U.S. Treasury 10-Year Notes (12/21)	132.50	11/26/21	CME	47	6,227,500	32,591	(64,625)
Put - U.S. Treasury 10-Year Notes (12/21)	133.00	11/26/21	CME	105	13,965,000	73,647	(180,469)
Put - U.S. Treasury 30-Year Bonds (12/21)	162.00	11/26/21	CME	94	15,228,000	130,525	(358,375)
Put - Eurodollar Midcurve 2-Year (12/21)	98.75	12/10/21	CME	159	39,253,125	83,279	(30,806)

						499,376	(946,244)

Total Options on Futures						$2,138,012	($1,622,434)

Total Written Options						$2,233,666	($1,636,460)

(f)	Swap agreements outstanding as of September 30, 2021 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/21	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Apache Corp	Q	1.000%	06/20/26	ICE	1.698%	$3,337,000	($104,147)	($165,771)	$61,624

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange		Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY36 5Y	Q	5.000%	06/20/26	ICE		$13,440,000	$1,267,312	$1,145,088	$122,224
CDX IG37 5Y	Q	1.000%	12/20/26	ICE		590,101,750	14,411,220	14,310,297	100,923
CDX HY37 5Y	Q	5.000%	12/20/26	ICE		49,300,000	4,695,139	4,727,379	(32,240)

							$20,373,671	$20,182,764	$190,907

Total Credit Default Swaps							$20,269,524	$20,016,993	$252,531

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Counter- Party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7.024%	Brazil CETIP Interbank	Z/Z	CIT	01/04/27	BRL 159,667,000	($1,813,969)	$64,849	($1,878,818)
7.044%	Brazil CETIP Interbank	Z/Z	JPM	01/04/27	38,100,000	(426,293)	-	(426,293)

						(2,240,262)	64,849	(2,305,111)

			Exchange
0.190%	3-Month USD-LIBOR	S/Q	CME	06/15/22	$158,541,000	129,754	(715)	130,469
0.820%	3-Month USD-LIBOR	S/Q	CME	06/04/24	423,037,000	(941,283)	-	(941,283)
7.450%	28-Day MXN TIIE	L/L	CME	07/18/29	MXN 571,270,000	268,019	240,738	27,281
7.440%	28-Day MXN TIIE	L/L	CME	07/20/29	594,730,000	256,051	303,480	(47,429)

						(287,459)	543,503	(830,962)

Total Interest Rate Swaps - Long						($2,527,721)	$608,352	($3,136,073)

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.450%	3-Month USD-LIBOR	S/Q	CME	05/15/27	$117,785,000	$4,457,379	($318,703)	$4,776,082
0.710%	1-Day U.S. SOFR	A/A	CME	05/15/27	157,386,000	1,603,325	355,610	1,247,715
1.250%	3-Month USD-LIBOR	S/Q	CME	02/15/28	69,520,000	(55,820)	69,561	(125,381)
1.350%	3-Month USD-LIBOR	S/Q	CME	02/15/28	129,625,000	(926,245)	(127,052)	(799,193)
0.560%	1-Day U.S. SOFR	A/A	CME	07/20/45	43,710,000	8,866,196	379,274	8,486,922
0.740%	1-Day U.S. SOFR	A/A	CME	08/19/45	19,420,000	3,243,502	-	3,243,502
0.800%	3-Month USD-LIBOR	S/Q	CME	11/15/45	260,000	53,830	11,906	41,924
0.641%	6-Month JPY-LIBOR	S/S	CME	05/09/46	JPY 2,649,800,000	(1,151,115)	-	(1,151,115)
1.000%	3-Month USD-LIBOR	S/Q	CME	02/15/47	$43,601,000	7,664,500	528,418	7,136,082
1.200%	3-Month USD-LIBOR	S/Q	CME	02/15/47	8,648,000	1,152,172	47,635	1,104,537
1.225%	3-Month USD-LIBOR	S/Q	CME	02/15/47	4,163,000	532,488	4,050	528,438
1.520%	1-Day U.S. SOFR	A/A	CME	02/15/47	15,288,000	152,785	(282,391)	435,176
1.600%	3-Month USD-LIBOR	S/Q	CME	02/15/47	10,766,000	517,928	63,389	454,539
1.630%	3-Month USD-LIBOR	S/Q	CME	02/15/47	28,562,000	1,243,286	173,009	1,070,277
1.729%	1-Day U.S. SOFR	A/A	CME	02/15/47	6,755,000	(262,738)	-	(262,738)
2.000%	3-Month USD-LIBOR	S/Q	CME	02/15/47	15,646,000	(579,076)	282,389	(861,465)
0.900%	3-Month USD-LIBOR	S/Q	CME	03/17/50	43,314,000	9,418,030	8,389,020	1,029,010
1.200%	3-Month USD-LIBOR	S/Q	CME	10/07/50	22,220,000	3,223,575	112,662	3,110,913
2.000%	3-Month USD-LIBOR	S/Q	CME	06/03/51	1,936,000	(86,676)	20,134	(106,810)
2.050%	3-Month USD-LIBOR	S/Q	CME	06/07/51	5,806,000	(329,218)	(726)	(328,492)
1.671%	3-Month USD-LIBOR	S/Q	CME	07/09/51	18,157,000	668,928	(80,923)	749,851

						$39,407,036	$9,627,262	$29,779,774

Total Interest Rate Swaps						$36,879,315	$10,235,614	$26,643,701

Total Swap Agreements						$57,148,839	$30,252,607	$26,896,232

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,768,965,382	$-	$1,768,965,382	$-
	Senior Loan Notes	283,321,844	-	277,493,781	5,828,063
	Mortgage-Backed Securities	1,067,546,091	-	1,067,546,091	-
	Asset-Backed Securities	147,975,765	-	143,841,171	4,134,594
	U.S. Government Agency Issue	22,646,021	-	22,646,021	-
	U.S. Treasury Obligations	888,937,856	-	888,937,856	-
	Foreign Government Bonds & Notes	409,183,022	-	409,183,022	-
	Short-Term Investment	27,085,554	-	27,085,554	-
	Derivatives:
	Credit Contracts
	Swaps	284,771	-	284,771	-
	Foreign Currency Contracts
	Futures	11,840	11,840	-	-
	Forward Foreign Currency Contracts	10,342,200	-	10,342,200	-
	Purchased Options	524,607	-	524,607	-

	Total Foreign Currency Contracts	10,878,647	11,840	10,866,807	-

	Interest Rate Contracts
	Futures	20,288,886	20,288,886	-	-
	Purchased Options	731,516	-	731,516	-
	Swaps	33,572,718	-	33,572,718	-

	Total Interest Rate Contracts	54,593,120	20,288,886	34,304,234	-

	Total Asset - Derivatives	65,756,538	20,300,726	45,455,812	-

	Total Assets	4,681,418,073	20,300,726	4,651,154,690	9,962,657

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(32,240)	-	(32,240)	-
	Foreign Currency Contracts
	Futures	(5,723,178)	(5,723,178)	-	-
	Forward Foreign Currency Contracts	(3,783,894)	-	(3,783,894)	-
	Written Options	(47,436)	-	(47,436)	-

	Total Foreign Currency Contracts	(9,554,508)	(5,723,178)	(3,831,330)	-

	Interest Rate Contracts
	Futures	(33,394,014)	(33,394,014)	-	-
	Written Options	(1,589,024)	-	(1,589,024)	-
	Swaps	(6,929,017)	-	(6,929,017)	-

	Total Interest Rate Contracts	(41,912,055)	(33,394,014)	(8,518,041)	-

	Total Liabilities - Derivatives	(51,498,803)	(39,117,192)	(12,381,611)	-

	Total Liabilities	(51,498,803)	(39,117,192)	(12,381,611)	-

	Total	$4,629,919,270	($18,816,466)	$4,638,773,079	$9,962,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.3%
SPDR Blackstone Senior Loan	113,070	$5,203,482

Total Exchange-Traded Fund (Cost $5,015,377)		5,203,482

	Principal Amount
CORPORATE BONDS & NOTES - 3.5%
Consumer, Cyclical - 1.3%
Carnival Corp. 9.875% due 08/01/27 ~	$1,500,001	1,733,043
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	2,750,000	2,815,312
8.500% due 10/30/25 ~	500,000	521,415

		5,069,770

Consumer, Non-Cyclical - 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/28 ~	3,000,000	2,994,390
CoreLogic, Inc. 4.500% due 05/01/28 ~	1,250,000	1,243,750

		4,238,140

Industrial - 1.2%
TransDigm, Inc. 6.250% due 03/15/26 ~	4,500,000	4,696,875

		4,696,875

Total Corporate Bonds & Notes (Cost $13,797,109)		14,004,785

SENIOR LOAN NOTES - 97.9%
Basic Materials - 2.2%
Allnex USA, Inc.
Term B2 4.000% (USD LIBOR + 3.250%) due 09/13/23 §	828,922	829,657
Term B3 4.000% (USD LIBOR + 3.250%) due 09/13/23 §	624,515	625,068
ASP Unifrax Holdings, Inc. Term B 3.868% (USD LIBOR + 3.750%) due 12/14/25 §	3,059,703	3,027,958
Herens US Holdco Corp. Term B (Switzerland) 4.750% (USD LIBOR + 4.000%) due 07/02/28 §	3,491,250	3,503,798
Olympus Water US Holding Corp. Term B 4.250% (USD LIBOR + 3.750%) due 10/01/28 §	1,000,000	1,000,536

		8,987,017

Communications - 10.6%
Arches Buyer, Inc. 3.750% (USD LIBOR + 3.250%) due 12/06/27 §	4,976,215	4,956,520
Clear Channel Outdoor Holdings, Inc. Term B 3.586% (USD LIBOR + 3.500%) due 08/21/26 §	5,849,955	5,737,607

	Principal Amount	Value
CNT Holdings I Corp.
Term B 4.500% (USD LIBOR + 3.750%) due 11/08/27 §	$3,148,206	$3,154,109
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 11/06/28 §	3,000,000	3,060,000
Hunter US Bidco, Inc. Term B (United Kingdom) 4.750% (USD LIBOR + 4.250%) due 08/19/28 § ±	4,250,000	4,273,906
MTN Infrastructure TopCo, Inc. Term B 4.000% - 5.000% (USD LIBOR + 3.000%, 4.000%) due 11/17/24 §	11,984,792	11,977,301
Pug LLC Term B 3.584% (USD LIBOR + 3.500%) due 02/13/27 § µ	3,195,383	3,129,478
Uber Technologies, Inc. Term B 3.585% (USD LIBOR + 3.500%) due 04/04/25 §	2,992,268	2,995,177
Xplornet Communications, Inc.
Term B due 10/02/28 µ	2,500,000	2,496,875
(2nd Lien) due 09/30/29 µ	500,000	500,000

		42,280,973

Consumer, Cyclical - 12.6%
BCPE Empire Holdings, Inc.
4.116% (USD LIBOR + 4.000%) due 06/11/26 § µ	748,093	743,885
4.500% (USD LIBOR + 4.000%) due 06/11/26 § ±	1,246,875	1,243,758
Caesars Resort Collection LLC Term B 2.879% (USD LIBOR + 2.750%) due 12/22/24 §	904,421	900,134
Carnival Corp. Term B 3.750% (USD LIBOR + 3.000%) due 06/30/25 §	3,212,159	3,204,129
Casablanca US Holdings, Inc. 4.084% (USD LIBOR + 4.000%) due 03/29/24 §	7,979,328	7,974,341
ClubCorp Holdings, Inc. Term B 2.888% (USD LIBOR + 2.750%) due 09/18/24 §	3,409,337	3,213,300
First Brands Group LLC Term B 6.000% (USD LIBOR + 5.000%) due 03/30/27 §	1,492,500	1,509,664
Golden Nugget LLC Term B 3.250% (USD LIBOR + 2.500%) due 10/04/23 § µ	5,960,168	5,937,818
Great Outdoors Group LLC Term B1 5.000% (USD LIBOR + 4.250%) due 03/05/28 §	4,969,981	5,000,527
LBM Acquisition LLC Term B2 4.500% (USD LIBOR + 3.750%) due 12/18/27 §	2,495,823	2,473,048
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	750,000	756,563
Motion Finco LLC Term B (United Kingdom) 3.330% (USD LIBOR + 3.250%) due 11/04/26 §	2,187,515	2,123,062
Motion Finco SARL Term B2 (United Kingdom) 3.382% (USD LIBOR + 3.250%) due 11/12/26 §	285,099	276,699
PetSmart LLC Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	2,250,000	2,258,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Playa Resorts Holding BV Term B 3.750% (USD LIBOR + 2.750%) due 04/27/24 §	$2,300,735	$2,256,278
SRS Distribution, Inc. Term B 4.250% (USD LIBOR + 3.750%) due 06/02/28 §	4,500,000	4,503,937
Sunset Debt Merger Sub, Inc. Term B 4.750% (USD LIBOR + 4.000%) due 09/17/28 § ±	2,750,000	2,732,812
Tecta America Corp. 5.000% (USD LIBOR + 4.250%) due 04/09/28 §	748,125	750,930
United Airlines, Inc. Term B 4.500% (USD LIBOR + 3.750%) due 04/21/28 §	2,487,500	2,510,226

		50,369,548

Consumer, Non-Cyclical - 24.8%
Accelerated Health Systems LLC Term B 3.618% (USD LIBOR + 3.500%) due 11/01/25 §	729,375	727,096
Allied Universal Holdco LLC Term B 4.250% (USD LIBOR + 3.750%) due 05/14/28 §	5,179,451	5,189,483
CoreLogic, Inc.
(2nd Lien) 7.000% (USD LIBOR + 6.500%) due 06/04/28 § µ ±	1,500,000	1,537,500
Term B 4.000% (USD LIBOR + 3.500%) due 06/02/28 §	5,750,000	5,743,531
Curium Bidco SARL Term B (Luxembourg) 5.000% (USD LIBOR + 4.250%) due 09/10/27 § ±	2,233,125	2,241,499
Employbridge LLC Term B 5.500% (USD LIBOR + 4.750%) due 07/19/28 §	3,000,000	2,982,186
Ensemble RCM LLC Term B 3.868% (USD LIBOR + 3.750%) due 08/01/26 §	2,481,013	2,488,766
Gainwell Acquisition Corp. Term B 4.750% (USD LIBOR + 4.000%) due 10/01/27 §	4,849,320	4,867,505
Heartland Dental LLC 3.868% (USD LIBOR + 3.750%) due 04/30/25 §	4,856,735	4,823,850
Term B 4.084% (USD LIBOR + 4.000%) due 04/30/25 §	1,496,250	1,494,613
Jazz Financing Lux SARL Term B 4.000% (USD LIBOR + 3.500%) due 05/05/28 §	2,743,125	2,749,983
Mavis Tire Express Services Topco Corp. 4.750% (USD LIBOR + 4.000%) due 05/04/28 §	3,491,250	3,503,469
Medline Industries, Inc. Term B due 09/20/28 µ	3,500,000	3,493,437
Midwest Veterinary Partners LLC 4.750% (USD LIBOR + 4.000%) due 04/26/28 §	1,000,000	1,001,250
Mister Car Wash Holdings, Inc. 3.080% (USD LIBOR + 3.000%) due 05/14/26 §	352,769	352,076
Packaging Coordinators Midco, Inc. 4.500% (USD LIBOR + 3.750%) due 11/30/27 §	3,989,975	3,999,950
PAREXEL International Corp. Term B 2.880% (USD LIBOR + 2.750%) due 09/27/24 §	1,931,263	1,930,441

	Principal Amount	Value
Pathway Vet Alliance LLC Term A 3.830% (USD LIBOR + 3.750%) due 03/31/27 §	$5,930,440	$5,925,251
PetVet Care Centers LLC
(2nd Lien) 6.374% (USD LIBOR + 6.250%) due 02/13/26 §	2,750,000	2,761,459
Term B 3.377% (USD LIBOR + 3.250%) due 02/14/25 §	4,616,070	4,579,719
Term B3 4.250% (USD LIBOR + 3.500%) due 02/14/25 §	1,932,690	1,937,120
Phoenix Newco, Inc. 4.000% (USD LIBOR + 3.500%) due 08/11/28 §	2,750,000	2,753,820
Precision Medicine Group LLC Term B 3.750% (USD LIBOR + 3.000%) due 11/20/27 §	5,364,233	5,370,101
Shearer’s Foods LLC Term B 4.250% (USD LIBOR + 3.500%) due 09/23/27 §	1,487,509	1,487,716
Snacking Investments Bidco Property Ltd. (Australia) 5.000% (USD LIBOR + 4.000%) due 12/18/26 §	1,647,003	1,654,209
Spin Holdco, Inc. 4.750% (USD LIBOR + 4.000%) due 03/04/28 §	2,244,375	2,253,142
Sunshine Luxembourg VII SARL Term B (Luxembourg) 4.500% (USD LIBOR + 3.750%) due 10/02/26 §	6,050,111	6,073,289
Team Health Holdings, Inc. Term B 3.750% (USD LIBOR + 2.750%) due 02/06/24 §	3,839,664	3,754,642
US Anesthesia Partners, Inc.
(2nd Lien) 8.000% (USD LIBOR + 7.500%) due 09/23/29 § ±	250,000	252,500
Term B 4.750% (USD LIBOR + 4.250%) due 09/23/28 § µ	2,000,000	2,005,278
Vetcor Professional Practices LLC 3.130% (USD LIBOR + 3.000%) due 07/02/25 §	4,836,144	4,790,806
WCG Purchaser Corp. Term B 5.000% (USD LIBOR + 4.000%) due 01/08/27 §	4,150,996	4,171,751

		98,897,438

Energy - 3.4%
BCP Raptor II LLC Term B 4.874% (USD LIBOR + 4.750%) due 11/03/25 §	2,238,003	2,217,955
BCP Raptor LLC 5.250% (USD LIBOR + 4.250%) due 06/30/24 § µ	4,100,409	4,092,721
Brazos Delaware II LLC Term B 4.120% (USD LIBOR + 4.000%) due 05/29/25 §	2,228,810	2,198,859
CQP Holdco LP Term B 4.250% (USD LIBOR + 3.750%) due 06/04/28 §	1,496,250	1,492,883
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 5.500%) due 09/27/24 §	3,767,547	3,776,292

		13,778,710

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Financial - 6.4%
Acrisure LLC Term B 3.584% (USD LIBOR + 3.500%) due 02/15/27 §	$3,683,250	$3,651,022
Alliant Holdings Intermediate LLC Term B3 4.250% (USD LIBOR + 3.750%) due 11/06/27 §	1,244,231	1,247,083
Apex Group Treasury LLC (Ireland) 4.250% (USD LIBOR + 3.750%) due 07/27/28 §	1,250,000	1,250,390
AssuredPartners, Inc.
Term B 3.584% - 4.000% (USD LIBOR + 3.500%) due 02/12/27 §	2,548,629	2,538,258
Deerfield Dakota Holding LLC (2nd Lien) 7.500% (USD LIBOR + 6.750%) due 04/14/28 §	4,375,000	4,528,125
HUB International Ltd.
Term B 2.835% (USD LIBOR + 3.000%) due 04/25/25 §	2,939,087	2,914,596
Term B3 4.000% (USD LIBOR + 3.250%) due 04/25/25 §	2,219,428	2,223,490
OneDigital Borrower LLC Term B 5.250% (USD LIBOR + 4.500%) due 11/16/27 §	3,132,695	3,149,665
USI, Inc. Term B 3.120% (USD LIBOR + 3.000%) due 05/16/24 §	4,027,136	4,005,562

		25,508,191

Industrial - 17.1%
Artera Services LLC 4.500% (USD LIBOR + 3.500%) due 03/06/25 §	1,745,625	1,740,533
Brand Industrial Services, Inc. 5.250% (USD LIBOR + 4.250%) due 06/21/24 §	1,826,150	1,814,070
Charter Next Generation, Inc. 4.500% (USD LIBOR + 3.750%) due 12/01/27 § µ	4,987,437	5,004,754
Dynasty Acquisition Co, Inc. 3.580% (USD LIBOR + 3.500%) due 04/08/26 §	3,292,277	3,226,659
Engineered Components & Systems LLC Term B 6.500% (USD LIBOR + 6.000%) due 08/02/28 § ±	963,303	964,507
Engineered Machinery Holdings, Inc. 4.500% (USD LIBOR + 3.750%) due 05/19/28 §	4,330,441	4,332,247
(2nd Lien) 7.250% (USD LIBOR + 6.500%) due 05/21/29 § ±	500,000	506,250
Filtration Group Corp. Term B 3.131% (USD LIBOR + 3.000%) due 03/29/25 §	334,893	333,428
Graham Packaging Co., Inc. 3.750% (USD LIBOR + 3.000%) due 08/04/27 §	2,619,886	2,621,114
Ingram Micro, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 07/02/28 §	1,496,250	1,502,129
Kenan Advantage Group, Inc. Term B1 4.500% (USD LIBOR + 3.750%) due 03/24/26 §	1,985,491	1,987,354
KKR Apple Bidco LLC 3.500% (USD LIBOR + 3.000%) due 09/23/28 §	2,750,000	2,751,375

	Principal Amount	Value
(2nd Lien) 6.250% (USD LIBOR + 5.750%) due 09/23/29 § µ	$500,000	$509,375
Kloeckner Pentaplast of America, Inc. Term B (Luxembourg) 5.250% (USD LIBOR + 4.750%) due 02/09/26 §	2,609,381	2,622,428
LTI Holdings, Inc. Term B 3.616% (USD LIBOR + 3.500%) due 09/06/25 §	2,481,514	2,451,381
Madison IAQ LLC 3.750% (USD LIBOR + 3.250%) due 06/21/28 §	2,493,750	2,493,166
Mauser Packaging Solutions Holding Co. Term B 3.372% (USD LIBOR + 3.250%) due 04/03/24 § µ	4,787,039	4,696,909
Pactiv Evergreen Group Holdings, Inc. Term B 4.000% (USD LIBOR + 3.500%) due 09/24/28 §	1,000,000	999,297
Pregis TopCo LLC 4.500% (USD LIBOR + 4.000%) due 07/31/26 §	750,000	750,821
Term B 4.080% (USD LIBOR + 4.000%) due 07/31/26 §	1,977,437	1,980,525
Pretium PKG Holdings, Inc. 4.500% (USD LIBOR + 4.000%) due 09/22/28 § µ	3,000,000	3,008,124
4.750% (USD LIBOR + 4.000%) due 11/05/27 §	2,853,438	2,857,004
(2nd Lien) 7.250% (USD LIBOR + 6.750%) due 09/22/29 §	250,000	251,250
9.000% (USD LIBOR + 8.250%) due 11/05/27 § ±	737,500	750,406
Pro Mach Group, Inc. Term B 5.000% (USD LIBOR + 4.000%) due 08/31/28 §	2,365,922	2,377,751
Proampac PG Borrower LLC Term B 4.500% (USD LIBOR + 3.750%) due 11/03/25 §	2,985,000	2,995,448
Quikrete Holdings, Inc. Term B1 3.078% (USD LIBOR + 3.000%) due 06/11/28 §	3,250,000	3,243,454
Standard Aero Ltd. 3.580% (USD LIBOR + 3.500%) due 04/08/26 §	1,770,042	1,734,763
Star US Bidco LLC Term B 5.250% (USD LIBOR + 4.250%) due 03/17/27 §	1,492,443	1,498,040
Tamko Building Products LLC Term B 3.083% (USD LIBOR + 3.000%) due 05/31/26 §	2,481,013	2,474,810
TransDigm, Inc. Term G 2.330% (USD LIBOR + 2.250%) due 08/22/24 §	1,423,418	1,409,457
USIC Holdings, Inc 7.250% (USD LIBOR + 6.500%) due 05/07/29 §	1,250,000	1,274,219
WP CPP Holdings LLC Term B 4.750% (USD LIBOR + 3.750%) due 04/30/25 §	1,031,128	1,004,061

		68,167,109

Technology - 19.6%
Applied Systems, Inc. (2nd Lien) 6.250% (USD LIBOR + 5.500%) due 09/19/25 §	3,585,850	3,643,374

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Term B 3.750% (USD LIBOR + 3.000%) due 09/19/24 §	$7,943,315	$7,950,766
athenahealth, Inc. Term B1 4.330% (USD LIBOR + 4.250%) due 02/11/26 §	942,349	946,118
ConnectWise LLC Term B 4.000% (USD LIBOR + 3.500%) due 09/24/28 §	1,500,000	1,498,500
Dun & Bradstreet Corp. Term B 3.337% (USD LIBOR + 3.250%) due 02/08/26 §	3,665,539	3,665,865
Epicor Software Corp.
(2nd Lien) 8.750% (USD LIBOR + 7.750%) due 07/31/28 §	2,125,000	2,190,743
Term B 4.000% (USD LIBOR + 3.250%) due 07/30/27 §	6,981,338	6,986,707
Finastra USA, Inc. Term B 4.500% (USD LIBOR + 3.500%) due 06/13/24 §	6,915,288	6,867,351
HS Purchaser LLC 4.750% (USD LIBOR + 4.000%) due 11/30/26 §	2,732,963	2,743,894
Peraton Corp.
(2nd Lien) 8.500% (USD LIBOR + 7.750%) due 02/01/29 §	2,000,000	2,045,000
Term B 4.500% (USD LIBOR + 3.750%) due 02/01/28 §	5,472,500	5,484,228
Project Ruby Ultimate Parent Corp. Term B 4.000% (USD LIBOR + 3.250%) due 03/10/28 § µ	3,483,747	3,481,841
RealPage, Inc. (2nd Lien) 7.250% (USD LIBOR + 6.500%) due 04/22/29 §	6,000,000	6,147,498
Solera LLC Term B 4.500% (USD LIBOR + 4.000%) due 06/04/28 §	4,500,000	4,515,188
Sophia LP 4.500% (USD LIBOR + 3.750%) due 10/07/27 §	744,375	748,019
(2nd Lien) 9.000% (USD LIBOR + 8.000%) due 10/09/28 §	4,750,000	4,901,406
Sovos Compliance LLC Term B 5.000% (USD LIBOR + 4.500%) due 08/12/28 §	852,740	859,002
Sunshine Software Merger Sub, Inc. Term B 4.250% (USD LIBOR + 3.750%) due 09/21/28 §	1,500,000	1,499,688
Tempo Acquisition LLC Term B 3.500% (USD LIBOR + 3.000%) due 08/31/28 §	2,000,000	2,002,500
3.750% (USD LIBOR + 3.250%) due 11/02/26 §	1,994,950	2,002,181
UKG, Inc. 3.871% - 4.000% (USD LIBOR + 3.250% - 3.750%) due 05/04/26 §	6,617,141	6,639,125
(2nd Lien) 7.500% (USD LIBOR + 6.750%) due 05/03/27 §	1,375,000	1,401,927

		78,220,921

Utilities - 1.2%
PG&E Corp. Term B 3.500% (USD LIBOR + 3.000%) due 06/23/25 §	5,066,815	4,984,480

	Principal Amount	Value
Total Senior Loan Notes (Cost $387,578,124)		$391,194,387

SHORT-TERM INVESTMENT - 4.3%
Repurchase Agreement - 4.3%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $17,151,209; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $17,494,332)	$17,151,209	17,151,209

Total Short-Term Investment (Cost $17,151,209)		17,151,209

TOTAL INVESTMENTS - 107.0% (Cost $423,541,819)		427,553,863

OTHER ASSETS & LIABILITIES, NET - (7.0%)		(28,017,530)

NET ASSETS - 100.0%		$399,536,333

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Engineered Components & System LLC ±	$286,697	$287,055	$358
OneDigital Borrower LLC	101,346	102,113	767
Precision Medicine Group LLC	595,296	595,883	587
Pro Mach Group, Inc.	384,078	385,998	1,920
Sovos Compliance LLC	147,260	148,342	1,082

	$1,514,677	$1,519,391	$4,714

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Fund	$5,203,482	$5,203,482	$-	$-
	Corporate Bonds & Notes	14,004,785	-	14,004,785	-
	Senior Loan Notes	391,194,387	-	376,691,249	14,503,138
	Short-Term Investment	17,151,209	-	17,151,209	-
	Unfunded Loan Commitments	1,519,391	-	1,232,336	287,055

	Total	$429,073,254	$5,203,482	$409,079,579	$14,790,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended September 30, 2021:

Senior Loan Notes and Unfunded Loan Commitments
Value, Beginning of Period	$27,452,273
Purchases	19,980,452
Sales (Includes Paydowns)	(19,386,843)
Accrued Discounts (Premiums)	9,538
Net Realized Gains (Losses)	(47,702)
Change in Net Unrealized Appreciation (Depreciation)	(249,618)
Transfers In	750,406
Transfers Out	(13,718,313)

Value, End of Period	$14,790,193

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$128,013

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To

$750,406	2	3	Vendor Price (Observable Inputs)	Unobservable Single Broker Quote
13,718,313	3	2	Unobservable Single Broker Quote	Vendor Price (Observable Inputs)

All significant unobservable inputs used to value Senior Loan Notes with an aggregate value of $14,790,193 were provided by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.0%
Basic Materials - 0.2%
Constellium SE *	85,307	$1,602,065
Hexion Holdings Corp. Class B *	65,539	1,441,858

		3,043,923

Consumer, Cyclical - 0.2%
Beazer Homes USA, Inc. *	61,632	1,063,152
Cedar Fair LP *	27,534	1,277,027

		2,340,179

Consumer, Non-Cyclical - 0.1%
HCA Healthcare, Inc.	6,801	1,650,739

Industrial - 0.3%
GFL Environmental, Inc. (Canada)	38,085	1,414,858
TNT Crane & Rigging, Inc. *	11,518	220,760
Xylem, Inc.	16,647	2,058,901

		3,694,519

Utilities - 0.2%
Evoqua Water Technologies Corp. *	69,231	2,600,316

Total Common Stocks (Cost $12,298,741)		13,329,676

EXCHANGE-TRADED FUNDS - 1.0%
iShares iBoxx High Yield Corporate Bond	66,953	5,857,718
SPDR Bloomberg Barclays High Yield Bond	73,890	8,080,610

		13,938,328

Total Exchange-Traded Funds (Cost $12,842,068)		13,938,328

	Principal Amount
CORPORATE BONDS & NOTES - 88.2%
Basic Materials - 3.8%
Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$2,200,000	2,292,136
5.500% due 12/15/27 ~	5,475,000	5,879,329
Allegheny Technologies, Inc. 5.125% due 10/01/31	50,000	50,456
Constellium SE
5.625% due 06/15/28 ~	250,000	263,098
5.875% due 02/15/26 ~	500,000	508,317
Hecla Mining Co. 7.250% due 02/15/28	4,350,000	4,691,366
Herens Holdco SARL (Luxembourg) 4.750% due 05/15/28 ~	600,000	603,750
Hexion, Inc. 7.875% due 07/15/27 ~	3,950,000	4,221,562
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	3,600,000	3,640,500
JW Aluminum Continuous Cast Co. 10.250% due 06/01/26 ~	4,800,000	5,161,464
Novelis Corp.
3.875% due 08/15/31 ~	2,925,000	2,896,627
4.750% due 01/30/30 ~	5,833,000	6,147,690

	Principal Amount	Value
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	$3,550,000	$3,736,498
SPCM SA (France)
3.125% due 03/15/27 ~	600,000	601,470
3.375% due 03/15/30 ~	5,250,000	5,252,494
TMS International Corp. 6.250% due 04/15/29 ~	3,575,000	3,740,344
WR Grace Holdings LLC 5.625% due 08/15/29 ~	1,200,000	1,239,012

		50,926,113

Communications - 12.5%
Altice France SA (France)
5.125% due 07/15/29 ~	2,800,000	2,749,166
7.375% due 05/01/26 ~	1,924,000	1,998,747
Arches Buyer, Inc. 4.250% due 06/01/28 ~	5,525,000	5,608,704
Avaya, Inc. 6.125% due 09/15/28 ~	5,525,000	5,816,278
CCO Holdings LLC
4.250% due 02/01/31 ~	600,000	611,160
4.250% due 01/15/34 ~	1,450,000	1,438,219
4.750% due 03/01/30 ~	10,400,000	10,885,940
5.000% due 02/01/28 ~	675,000	705,476
5.375% due 06/01/29 ~	10,700,000	11,569,375
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/28 ~	275,000	289,806
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/27 ~	4,950,000	5,128,843
CommScope, Inc.
4.750% due 09/01/29 ~	525,000	525,000
8.250% due 03/01/27 ~	700,000	733,583
CommScope Technologies LLC 6.000% due 06/15/25 ~	7,021,000	7,117,539
CSC Holdings LLC
3.375% due 02/15/31 ~	1,800,000	1,676,250
4.625% due 12/01/30 ~	2,400,000	2,278,272
5.250% due 06/01/24	2,600,000	2,788,448
5.375% due 02/01/28 ~	650,000	680,063
5.750% due 01/15/30 ~	4,300,000	4,378,066
6.500% due 02/01/29 ~	5,550,000	6,017,310
7.500% due 04/01/28 ~	625,000	676,267
Diamond Sports Group LLC 12.750% due 12/01/26 ~	4,404,000	3,160,222
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	3,750,000	3,942,187
5.875% due 10/15/27 ~	1,175,000	1,249,906
Lamar Media Corp.
3.625% due 01/15/31	1,750,000	1,752,188
3.750% due 02/15/28	5,425,000	5,587,289
4.000% due 02/15/30	325,000	334,994
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	1,925,000	1,867,250
3.750% due 07/15/29 ~	575,000	556,445
4.625% due 09/15/27 ~	7,900,000	8,137,395
LogMeIn, Inc. 5.500% due 09/01/27 ~	4,850,000	4,940,937
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	5,500,000	5,626,775
4.500% due 01/15/29 ~	1,050,000	1,018,742
Match Group Holdings II LLC due 10/01/31 # ~	950,000	939,911
Nexstar Broadcasting, Inc. 5.625% due 07/15/27 ~	4,450,000	4,713,551
Outfront Media Capital LLC
4.250% due 01/15/29 ~	1,750,000	1,736,831
4.625% due 03/15/30 ~	450,000	451,518
5.000% due 08/15/27 ~	6,225,000	6,392,452
6.250% due 06/15/25 ~	1,825,000	1,929,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Sirius XM Radio, Inc. 3.875% due 09/01/31 ~	$2,425,000	$2,371,953
Sprint Capital Corp. 8.750% due 03/15/32	3,500,000	5,232,885
Sprint Corp.
7.625% due 02/15/25	2,950,000	3,452,178
7.625% due 03/01/26	7,050,000	8,551,474
7.875% due 09/15/23	1,925,000	2,153,305
T-Mobile USA, Inc.
2.625% due 02/15/29	275,000	278,247
2.875% due 02/15/31	150,000	151,462
3.375% due 04/15/29	1,675,000	1,749,538
3.375% due 04/15/29 ~	1,425,000	1,488,413
3.500% due 04/15/31	550,000	580,737
3.500% due 04/15/31 ~	1,100,000	1,161,473
Uber Technologies, Inc.
4.500% due 08/15/29 ~	2,425,000	2,446,219
6.250% due 01/15/28 ~	1,200,000	1,288,500
7.500% due 05/15/25 ~	1,300,000	1,387,425
8.000% due 11/01/26 ~	6,075,000	6,428,109
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	1,000,000	1,026,800

		167,759,761

Consumer, Cyclical - 17.5%
Affinity Gaming 6.875% due 12/15/27 ~	5,400,000	5,686,713
American Airlines, Inc. 5.750% due 04/20/29 ~	1,650,000	1,779,938
American Airlines Pass-Through Trust Class B 5.250% due 07/15/25	2,628,490	2,599,128
Aramark Services, Inc. 6.375% due 05/01/25 ~	5,935,000	6,246,587
Boyd Gaming Corp.
4.750% due 12/01/27	100,000	103,195
4.750% due 06/15/31 ~	1,650,000	1,703,625
8.625% due 06/01/25 ~	4,750,000	5,153,750
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~	100,000	101,375
6.250% due 07/01/25 ~	4,050,000	4,268,730
8.125% due 07/01/27 ~	4,525,000	5,092,774
Caesars Resort Collection LLC 5.250% due 10/15/25 ~	2,169,000	2,201,210
Carvana Co.
4.875% due 09/01/29 ~	1,450,000	1,437,748
5.500% due 04/15/27 ~	550,000	562,073
5.625% due 10/01/25 ~	5,425,000	5,615,065
5.875% due 10/01/28 ~	1,200,000	1,240,746
Cedar Fair LP 5.250% due 07/15/29	9,250,000	9,497,992
Cedar Fair LP 6.500% due 10/01/28	1,775,000	1,907,246
Clarios Global LP
6.250% due 05/15/26 ~	3,600,000	3,786,840
8.500% due 05/15/27 ~	1,175,000	1,251,375
Dornoch Debt Merger Sub, Inc. due 10/15/29 # ~	2,160,000	2,162,700
Ford Motor Co.
4.346% due 12/08/26	15,967,000	17,024,814
7.450% due 07/16/31	6,000,000	7,836,600
9.000% due 04/22/25	900,000	1,083,402
9.625% due 04/22/30	900,000	1,275,053
Ford Motor Credit Co. LLC
3.375% due 11/13/25	600,000	617,250
4.000% due 11/13/30	600,000	624,750
Golden Nugget, Inc. 6.750% due 10/15/24 ~	9,150,000	9,173,332

	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	$4,175,000	$4,195,875
5.000% due 06/01/29 ~	2,775,000	2,833,969
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24	6,600,000	6,854,760
IRB Holding Corp. 7.000% due 06/15/25 ~	6,075,000	6,457,573
Jacobs Entertainment, Inc. 7.875% due 02/01/24 ~	6,975,000	7,210,406
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,150,000	4,165,459
LBM Acquisition LLC 6.250% due 01/15/29 ~	5,375,000	5,379,918
LGI Homes, Inc. 4.000% due 07/15/29 ~	6,550,000	6,541,812
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	5,900,000	5,709,548
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	850,000	861,688
4.750% due 01/15/28	5,950,000	6,079,531
Michaels Cos., Inc. 7.875% due 05/01/29 ~	2,750,000	2,861,306
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	5,250,000	5,355,000
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	3,700,000	3,667,625
3.875% due 01/15/28 ~	900,000	909,990
4.000% due 10/15/30 ~	4,650,000	4,609,312
4.375% due 01/15/28 ~	2,700,000	2,744,442
NMG Holding Co., Inc. 7.125% due 04/01/26 ~	5,275,000	5,604,687
PetSmart, Inc.
4.750% due 02/15/28 ~	750,000	771,563
7.750% due 02/15/29 ~	8,400,000	9,177,462
Scientific Games International, Inc.
7.000% due 05/15/28 ~	1,350,000	1,458,000
7.250% due 11/15/29 ~	1,350,000	1,518,598
8.250% due 03/15/26 ~	3,475,000	3,692,188
Scotts Miracle-Gro Co.
4.000% due 04/01/31 ~	5,875,000	5,871,299
4.375% due 02/01/32 ~	950,000	958,906
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	1,200,000	1,229,250
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	7,000,000	7,074,375
5.500% due 04/15/27 ~	1,125,000	1,162,969
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	325,000	346,531
SRS Distribution, Inc.
4.625% due 07/01/28 ~	4,125,000	4,213,481
6.125% due 07/01/29 ~	550,000	567,193
STL Holding Co. LLC 7.500% due 02/15/26 ~	5,900,000	6,239,250
United Airlines Pass-Through Trust Class B 4.625% due 03/03/24	844,888	862,179
US Airways Pass-Through Trust Class B 5.375% due 05/15/23	3,045,282	3,048,498
Viking Cruises Ltd.
6.250% due 05/15/25 ~	2,920,000	2,936,323
7.000% due 02/15/29 ~	275,000	278,538
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	275,000	275,485

		233,759,000

Consumer, Non-Cyclical - 17.3%
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	21,699,000	20,831,040
Albertsons Cos., Inc.
3.250% due 03/15/26 ~	900,000	915,485
3.500% due 03/15/29 ~	350,000	349,729

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.625% due 01/15/27 ~	$550,000	$577,656
5.875% due 02/15/28 ~	10,875,000	11,595,469
Allied Universal Holdco LLC
6.000% due 06/01/29 ~	250,000	247,030
6.625% due 07/15/26 ~	250,000	264,633
9.750% due 07/15/27 ~	13,000,000	14,159,925
Avantor Funding, Inc. 4.625% due 07/15/28 ~	5,475,000	5,769,281
Bausch Health Americas, Inc. 8.500% due 01/31/27 ~	13,125,000	13,997,156
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	2,225,000	2,308,437
5.000% due 01/30/28 ~	1,075,000	1,021,481
5.000% due 02/15/29 ~	525,000	489,704
5.250% due 02/15/31 ~	275,000	253,290
6.125% due 04/15/25 ~	5,810,000	5,937,239
6.250% due 02/15/29 ~	1,375,000	1,362,543
Catalent Pharma Solutions, Inc. 3.500% due 04/01/30 ~	950,000	951,188
Central Garden & Pet Co. 4.125% due 04/30/31 ~	5,675,000	5,770,204
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	825,000	843,563
4.000% due 03/15/31 ~	850,000	891,633
4.250% due 05/01/28 ~	5,850,000	6,081,367
CHS, Inc.
4.750% due 02/15/31 ~	1,305,000	1,314,788
5.625% due 03/15/27 ~	600,000	629,028
6.125% due 04/01/30 ~	300,000	291,912
6.625% due 02/15/25 ~	11,625,000	12,177,187
6.875% due 04/15/29 ~	150,000	150,560
CoreLogic, Inc. 4.500% due 05/01/28 ~	6,000,000	5,970,000
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~	1,100,000	1,079,282
9.500% due 11/01/27 ~	4,492,000	4,867,531
Grifols Escrow Issuer SA (Spain) due 10/15/28 # ~	600,000	613,800
HCA, Inc.
5.250% due 06/15/26	2,450,000	2,812,783
5.625% due 09/01/28	675,000	803,891
5.875% due 02/01/29	21,250,000	25,562,422
Jaguar Holding Co. II 5.000% due 06/15/28 ~	6,475,000	6,977,913
JBS USA Food Co.
5.750% due 01/15/28 ~	800,000	841,504
7.000% due 01/15/26 ~	2,650,000	2,773,755
JBS USA LUX SA
3.750% due 12/01/31 ~	550,000	572,979
5.500% due 01/15/30 ~	1,425,000	1,586,695
6.500% due 04/15/29 ~	950,000	1,062,813
Kraft Heinz Foods Co.
3.875% due 05/15/27	1,825,000	1,993,799
4.375% due 06/01/46	6,750,000	7,694,038
5.200% due 07/15/45	3,600,000	4,516,689
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	950,000	948,813
6.750% due 04/15/25 ~	550,000	578,655
LifePoint Health, Inc. 5.375% due 01/15/29 ~	625,000	608,928
Mozart Debt Merger Sub, Inc.
due 04/01/29 # ~	1,975,000	1,975,000
due 10/01/29 # ~	250,000	250,000
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	975,000	973,659
5.750% due 11/01/28 ~	5,550,000	5,236,369
Performance Food Group, Inc. 4.250% due 08/01/29 ~	2,775,000	2,785,434
Pilgrim’s Pride Corp.
4.250% due 04/15/31 ~	2,800,000	3,012,100
5.875% due 09/30/27 ~	6,525,000	6,945,862

	Principal Amount	Value
Post Holdings, Inc. 4.625% due 04/15/30 ~	$6,000,000	$6,053,880
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/26 ~	4,125,000	4,362,187
Select Medical Corp. 6.250% due 08/15/26 ~	6,550,000	6,896,167
Tenet Healthcare Corp.
4.250% due 06/01/29 ~	2,775,000	2,820,094
4.625% due 06/15/28 ~	675,000	700,282
4.875% due 01/01/26 ~	1,795,000	1,859,925
6.125% due 10/01/28 ~	2,075,000	2,182,402
6.250% due 02/01/27 ~	1,275,000	1,324,406
6.750% due 06/15/23	2,825,000	3,048,881
7.500% due 04/01/25 ~	375,000	398,438

		231,872,904

Energy - 13.7%
Antero Midstream Partners LP
5.375% due 06/15/29 ~	1,100,000	1,134,375
5.750% due 03/01/27 ~	6,000,000	6,205,800
Antero Resources Corp.
5.375% due 03/01/30 ~	5,050,000	5,324,720
7.625% due 02/01/29 ~	2,350,000	2,630,237
Archrock Partners LP
6.250% due 04/01/28 ~	875,000	906,141
6.875% due 04/01/27 ~	3,450,000	3,632,539
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	600,000	620,850
Buckeye Partners LP
4.125% due 03/01/25 ~	300,000	311,253
4.500% due 03/01/28 ~	4,800,000	4,880,424
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27	3,100,000	3,586,082
7.000% due 06/30/24	1,100,000	1,244,434
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	5,450,000	5,474,797
4.000% due 03/01/31 ~	3,425,000	3,590,941
4.500% due 10/01/29	1,000,000	1,064,380
Chesapeake Energy Corp. 5.875% due 02/01/29 ~	4,400,000	4,706,680
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	4,800,000	4,842,096
Comstock Resources, Inc. 5.875% due 01/15/30 ~	6,850,000	7,133,556
CQP Holdco LP 5.500% due 06/15/31 ~	5,575,000	5,936,260
DT Midstream, Inc.
4.125% due 06/15/29 ~	1,100,000	1,116,841
4.375% due 06/15/31 ~	1,100,000	1,134,375
Endeavor Energy Resources LP
5.500% due 01/30/26 ~	2,225,000	2,320,731
5.750% due 01/30/28 ~	5,375,000	5,663,906
6.625% due 07/15/25 ~	600,000	633,000
EnLink Midstream LLC 5.625% due 01/15/28 ~	275,000	293,147
EnLink Midstream Partners LP 4.150% due 06/01/25	725,000	748,552
Enterprise Products Operating LLC 5.375% due 02/15/78	5,400,000	5,624,666
EQM Midstream Partners LP
4.750% due 01/15/31 ~	2,350,000	2,446,984
5.500% due 07/15/28	2,025,000	2,227,237
6.000% due 07/01/25 ~	925,000	1,015,141
6.500% due 07/01/27 ~	2,950,000	3,321,700
Genesis Energy LP
7.750% due 02/01/28	5,920,000	5,922,368
8.000% due 01/15/27	1,100,000	1,115,197
ITT Holdings LLC 6.500% due 08/01/29 ~	2,775,000	2,802,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
MPLX LP 6.875% due 02/15/23	$5,850,000	$5,967,000
New Fortress Energy, Inc. 6.500% due 09/30/26 ~	2,800,000	2,681,000
Occidental Petroleum Corp.
5.500% due 12/01/25	600,000	665,250
5.875% due 09/01/25	4,525,000	5,077,050
6.125% due 01/01/31	4,600,000	5,527,935
6.625% due 09/01/30	2,500,000	3,084,375
8.000% due 07/15/25	1,100,000	1,315,512
8.500% due 07/15/27	1,650,000	2,069,562
8.875% due 07/15/30	5,700,000	7,750,176
Range Resources Corp.
8.250% due 01/15/29 ~	2,200,000	2,477,860
9.250% due 02/01/26	2,700,000	2,946,510
SM Energy Co. 6.500% due 07/15/28	5,875,000	6,089,849
Sunoco LP 4.500% due 05/15/29	4,055,000	4,117,930
Tallgrass Energy Partners LP
5.000% due 01/15/28	1,350,000	1,419,188
6.000% due 12/31/30 ~	5,000,000	5,129,700
6.000% due 09/01/31 ~	2,425,000	2,440,423
Targa Resources Partners LP
4.000% due 01/15/32 ~	575,000	594,953
4.875% due 02/01/31	5,550,000	5,994,000
5.375% due 02/01/27	750,000	778,088
5.875% due 04/15/26	2,275,000	2,378,797
6.500% due 07/15/27	625,000	674,675
USA Compression Partners LP
6.875% due 04/01/26	2,700,000	2,814,755
6.875% due 09/01/27	4,600,000	4,876,483
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	975,000	1,005,518
4.125% due 08/15/31 ~	975,000	1,017,656
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	4,450,000	4,808,803

		183,315,208

Financial - 4.8%
Ally Financial, Inc. 5.750% due 11/20/25	4,975,000	5,691,373
Avolon Holdings Funding Ltd. (Ireland) 3.250% due 02/15/27 ~	1,500,000	1,547,757
Barclays PLC (United Kingdom) 5.200% due 05/12/26	1,000,000	1,145,785
Howard Hughes Corp.
4.375% due 02/01/31 ~	6,575,000	6,622,077
5.375% due 08/01/28 ~	1,925,000	2,030,875
Iron Mountain, Inc.
4.500% due 02/15/31 ~	650,000	660,108
4.875% due 09/15/29 ~	3,700,000	3,880,375
5.000% due 07/15/28 ~	925,000	965,284
5.250% due 03/15/28 ~	700,000	732,375
OneMain Finance Corp.
3.875% due 09/15/28	3,400,000	3,382,966
4.000% due 09/15/30	1,050,000	1,046,062
5.375% due 11/15/29	3,650,000	3,960,615
6.625% due 01/15/28	2,500,000	2,878,125
6.875% due 03/15/25	3,900,000	4,387,500
7.125% due 03/15/26	4,100,000	4,756,000
Park Intermediate Holdings LLC 4.875% due 05/15/29 ~	5,550,000	5,719,136
SBA Communications Corp. 3.875% due 02/15/27	5,800,000	6,017,500
VICI Properties LP
3.750% due 02/15/27 ~	1,750,000	1,813,437
4.250% due 12/01/26 ~	1,775,000	1,855,904

	Principal Amount	Value
4.625% due 12/01/29 ~	$4,875,000	$5,246,719

		64,339,973

Industrial - 15.0%
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	1,000,000	1,063,600
Ardagh Packaging Finance PLC 5.250% due 08/15/27 ~	3,950,000	4,026,531
Artera Services LLC 9.033% due 12/04/25 ~	5,075,000	5,512,719
Boeing Co.
3.200% due 03/01/29	4,350,000	4,529,772
5.705% due 05/01/40	9,325,000	11,864,421
Brand Industrial Services, Inc. 8.500% due 07/15/25 ~	5,475,000	5,502,375
BWX Technologies, Inc.
4.125% due 06/30/28 ~	6,350,000	6,524,625
4.125% due 04/15/29 ~	2,800,000	2,870,000
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	6,175,000	6,392,669
First Student Bidco, Inc. 4.000% due 07/31/29 ~	9,400,000	9,282,500
Gates Global LLC 6.250% due 01/15/26 ~	6,325,000	6,570,094
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	3,750,000	3,778,125
3.750% due 08/01/25 ~	2,025,000	2,085,750
4.000% due 08/01/28 ~	1,050,000	1,043,438
4.375% due 08/15/29 ~	500,000	505,625
4.750% due 06/15/29 ~	550,000	565,813
5.125% due 12/15/26 ~	300,000	315,408
Granite US Holdings Corp. 11.000% due 10/01/27 ~	6,325,000	6,933,844
Hillenbrand, Inc. 3.750% due 03/01/31	5,475,000	5,444,751
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	1,750,000	1,865,141
Madison IAQ LLC
4.125% due 06/30/28 ~	550,000	550,696
5.875% due 06/30/29 ~	9,200,000	9,281,006
Masco Corp. 7.750% due 08/01/29	1,864,000	2,515,047
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/24 ~	8,075,000	8,155,750
7.250% due 04/15/25 ~	5,700,000	5,672,640
Owens-Brockway Glass Container, Inc. 5.875% due 08/15/23 ~	7,500,000	7,944,525
Sensata Technologies BV
4.000% due 04/15/29 ~	3,600,000	3,669,120
5.625% due 11/01/24 ~	11,450,000	12,687,058
Sensata Technologies, Inc.
3.750% due 02/15/31 ~	575,000	579,652
4.375% due 02/15/30 ~	3,800,000	4,095,583
Standard Industries, Inc.
3.375% due 01/15/31 ~	650,000	619,418
4.375% due 07/15/30 ~	1,825,000	1,863,781
4.750% due 01/15/28 ~	10,875,000	11,296,406
Titan Acquisition Ltd. (Canada) 7.750% due 04/15/26 ~	8,290,000	8,482,742
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	4,081,000	4,366,670
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	4,150,000	4,354,284
TransDigm, Inc.
4.625% due 01/15/29	1,325,000	1,325,000
4.875% due 05/01/29	4,450,000	4,465,886
5.500% due 11/15/27	2,925,000	3,009,269
6.250% due 03/15/26 ~	6,075,000	6,340,781

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
8.000% due 12/15/25 ~	$1,925,000	$2,054,937
TransDigm UK Holdings PLC 6.875% due 05/15/26	2,650,000	2,789,125
TriMas Corp. 4.125% due 04/15/29 ~	5,350,000	5,482,305
VM Consolidated, Inc. 5.500% due 04/15/29 ~	2,600,000	2,648,087

		200,926,969

Technology - 1.4%
Entegris, Inc.
3.625% due 05/01/29 ~	1,100,000	1,123,526
4.375% due 04/15/28 ~	5,225,000	5,480,660
MSCI, Inc. 3.250% due 08/15/33 ~	2,500,000	2,531,775
Rackspace Technology Global, Inc. 3.500% due 02/15/28 ~	2,925,000	2,827,071
Tempo Acquisition LLC 5.750% due 06/01/25 ~	1,375,000	1,445,771
Twilio, Inc.
3.625% due 03/15/29	1,100,000	1,126,675
3.875% due 03/15/31	3,800,000	3,895,228

		18,430,706

Utilities - 2.2%
Calpine Corp. 5.125% due 03/15/28 ~	6,300,000	6,388,100
NRG Energy, Inc.
3.625% due 02/15/31 ~	1,475,000	1,450,663
5.250% due 06/15/29 ~	2,700,000	2,875,500
Pike Corp. 5.500% due 09/01/28 ~	5,725,000	5,841,704
Talen Energy Supply LLC
6.500% due 06/01/25	3,750,000	1,871,813
7.250% due 05/15/27 ~	2,350,000	2,220,985
7.625% due 06/01/28 ~	1,225,000	1,150,575
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	550,000	554,059
5.000% due 07/31/27 ~	3,800,000	3,928,250
5.500% due 09/01/26 ~	1,925,000	1,980,247
5.625% due 02/15/27 ~	700,000	725,417

		28,987,313

Total Corporate Bonds & Notes (Cost $1,121,950,606)		1,180,317,947

SENIOR LOAN NOTES - 1.9%
Consumer, Cyclical - 1.0%
18 Fremont Street Acquisition LLC 9.500% (USD LIBOR + 8.000%) due 08/09/25 §	2,462,014	2,515,870
MIC Glen LLC (2nd Lien) 7.250% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,765,313
Spectacle Gary Holdings LLC 11.000% (USD LIBOR + 9.000%) due 12/23/25 §	5,860,312	6,387,741
Tacala Investment Corp. (2nd Lien) Term B 9.412% (USD LIBOR + 7.750%) due 02/01/26 §	2,250,000	2,250,844

		12,919,768

Energy - 0.3%
Traverse Midstream Partners LLC Term B 6.500% (USD LIBOR + 4.000%) due 09/27/24 §	3,690,068	3,698,632

	Principal Amount	Value
Technology - 0.6%
Bright Bidco BV Term B (Netherlands) 4.500% (USD LIBOR + 3.500%) due 06/30/24 §	$3,348,806	$2,693,173
Dun & Bradstreet Corp. Term B 3.337% (USD LIBOR + 3.250%) due 02/08/26 §	5,319,304	5,319,777
UKG, Inc. 4.000% (USD LIBOR + 3.250%) due 05/03/26 §	247,505	248,309

		8,261,259

Total Senior Loan Notes (Cost $22,546,410)		24,879,659

ASSET-BACKED SECURITIES - 3.3%
AIMCO CLO (Cayman) 6.061% (USD LIBOR + 5.950%) due 07/22/32 § ~	2,200,000	2,200,213
Benefit Street Partners CLO Ltd. (Cayman) 6.834% (USD LIBOR + 6.700%) due 01/17/32 § ~	4,000,000	4,035,287
Benefit Street Partners CLO V-B Ltd. (Cayman) 6.084% (USD LIBOR + 5.950%) due 04/20/31 § ~	1,250,000	1,192,355
Dryden 55 CLO Ltd. (Cayman) 5.526% (USD LIBOR + 5.400%) due 04/15/31 § ~	1,000,000	977,408
7.326% (USD LIBOR + 7.200%) due 04/15/31 § ~	250,000	234,778
Kayne CLO II Ltd. (Cayman) 6.126% (USD LIBOR + 6.000%) due 10/15/31 § ~	3,600,000	3,608,907
7.576% (USD LIBOR + 7.450%) due 10/15/31 § ~	1,750,000	1,733,651
Magnetite VIII CLO Ltd. (Cayman) 7.566% (USD LIBOR + 7.440%) due 04/15/31 § ~	2,000,000	1,891,675
Magnetite Xxix Ltd. (Cayman) 5.876% (USD LIBOR + 5.750%) due 01/15/34 § ~	7,950,000	7,865,288
Neuberger Berman CLO XXIII Ltd. (Cayman) 5.884% (USD LIBOR + 5.750%) due 10/17/27 § ~	2,200,000	2,190,193
Neuberger Berman Loan CLO Ltd (Cayman)
6.154% (USD LIBOR + 6.020%) due 04/19/30 § ~	2,500,000	2,506,292
6.334% (USD LIBOR + 6.200%) due 01/20/31 § ~	5,250,000	5,185,745
6.634% (USD LIBOR + 6.500%) due 04/20/31 § ~	2,500,000	2,510,601
OCP CLO Ltd. (Cayman) 5.084% (USD LIBOR + 4.950%) due 10/18/28 § ~	3,625,000	3,644,189
OHA Credit Partners VII Ltd. (Cayman) 6.381% (USD LIBOR + 6.250%) due 02/20/34 § ~	1,750,000	1,742,159
Voya CLO Ltd. (Cayman) 7.606% (USD LIBOR + 7.480%) due 01/15/33 § ~	2,700,000	2,723,105

Total Asset-Backed Securities (Cost $44,137,224)		44,241,846

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.7%
Repurchase Agreement - 3.7%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $49,510,801; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $50,501,067)	$49,510,801	$49,510,801

Total Short-Term Investment (Cost $49,510,801)		49,510,801

TOTAL INVESTMENTS - 99.1% (Cost $1,263,285,850)		1,326,218,257

OTHER ASSETS & LIABILITIES, NET - 0.9%		12,537,975

NET ASSETS - 100.0%		$1,338,756,232

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,043,923	$3,043,923	$-	$-
	Consumer, Cyclical	2,340,179	2,340,179	-	-
	Consumer, Non-Cyclical	1,650,739	1,650,739	-	-
	Industrial	3,694,519	3,473,759	220,760	-
	Utilities	2,600,316	2,600,316	-	-

	Total Common Stocks	13,329,676	13,108,916	220,760	-

	Exchange-Traded Funds	13,938,328	13,938,328	-	-
	Corporate Bonds & Notes	1,180,317,947	-	1,180,317,947	-
	Senior Loan Notes	24,879,659	-	24,879,659	-
	Asset-Backed Securities	44,241,846	-	44,241,846	-
	Short-Term Investment	49,510,801	-	49,510,801	-

	Total	$1,326,218,257	$27,047,244	$1,299,171,013	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.8%
Communications - 0.1%
Charter Communications Operating LLC 4.464% due 07/23/22	$500,000	$512,763

Consumer, Cyclical - 0.1%
Nissan Motor Acceptance Corp. 2.650% due 07/13/22 ~	100,000	101,534
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	500,000	528,155

		629,689

Consumer, Non-Cyclical - 0.0%
RELX Capital, Inc. (United Kingdom) 3.500% due 03/16/23	100,000	104,220

Energy - 0.4%
BG Energy Capital PLC (United Kingdom) 4.000% due 10/15/21 ~	1,900,000	1,902,857
Energy Transfer LP 4.250% due 03/15/23	100,000	104,269

		2,007,126

Financial - 4.2%
Avolon Holdings Funding Ltd. (Ireland) 2.528% due 11/18/27 ~	6,000	5,906
Bank of America Corp. 5.875% due 03/15/28	410,000	468,466
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.800% due 09/15/22	1,600,000	1,652,623
JPMorgan Chase & Co. 3.599% (USD LIBOR + 3.470%) due 01/30/22 §	836,000	840,581
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43	DKK 1,960,748	284,644
1.000% due 10/01/50	2,915,826	423,181
1.000% due 10/01/50 ~	24,294,756	3,565,691
1.000% due 10/01/53	5,579,630	796,531
2.500% due 10/01/47	895	149
Mitsubishi HC Capital, Inc. (Japan) 2.652% due 09/19/22 ~	$200,000	203,867
Natwest Group PLC (United Kingdom)
1.682% (USD LIBOR + 1.550%) due 06/25/24 §	700,000	714,789
4.519% due 06/25/24	500,000	532,336
Nordea Kredit Realkreditaktieselskab (Denmark)
0.500% due 10/01/43	DKK 783,190	113,453
1.000% due 10/01/50	8,529,622	1,239,585
1.000% due 10/01/50 ~	7,680,606	1,129,061
1.500% due 10/01/53	3,900,000	582,266
2.500% due 10/01/47	433	72
Nykredit Realkredit (Denmark)
0.500% due 10/01/43 ~	5,871,701	849,430
1.000% due 10/01/50 ~	1,076,430	156,099
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~	35,918,249	5,268,010
2.500% due 10/01/47 ~	2,349	392
Realkredit Danmark AS (Denmark)
1.000% due 10/01/53 ~	8,763,248	1,254,428
2.500% due 04/01/47 ~	10,667	1,783

	Principal Amount	Value
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	$1,750,000	$2,003,333

		22,086,676

Technology - 0.0%
VMware, Inc. 3.900% due 08/21/27	100,000	111,524

Utilities - 0.0%
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/22	100,000	101,867

Total Corporate Bonds & Notes (Cost $26,083,116)		25,553,865

MORTGAGE-BACKED SECURITIES - 8.8%
Collateralized Mortgage Obligations - Commercial - 0.2%
AREIT Trust 2.785% (SOFR + 2.734%) due 04/15/37 § ~	444,062	446,838
BAMLL Commercial Mortgage Securities Trust 1.150% (USD LIBOR + 1.050%) due 09/15/38 § ~	500,000	501,165

		948,003

Collateralized Mortgage Obligations - Residential - 3.2%
Angel Oak Mortgage Trust 1.469% due 06/25/65 § ~	609,002	614,170
Bear Stearns Adjustable Rate Mortgage Trust 4.577% due 01/25/35 §	76,762	80,668
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.446% (USD LIBOR + 0.360%) due 03/25/35 § ~	225,842	234,858
Citigroup Mortgage Loan Trust
2.470% (UST + 2.400%) due 05/25/35 §	10,166	10,328
2.810% due 05/25/42 § ~	679,181	670,769
Eurosail PLC (United Kingdom) 0.223% (GBP LIBOR + 0.160%) due 12/10/44 § ~	GBP 26,832	36,080
Eurosail-UK PLC (United Kingdom) 1.017% (GBP LIBOR + 0.950%) due 06/13/45 § ~	586,229	790,284
Fannie Mae
0.136% (USD LIBOR + 0.060%) due 07/25/37 §	$332,121	326,545
0.236% (USD LIBOR + 0.150%) due 08/25/34 §	75,754	75,201
0.436% (USD LIBOR + 0.350%) due 07/25/37 §	4,078	4,105
1.947% due 05/25/35 §	287,975	293,993
Freddie Mac
0.446% (USD LIBOR + 0.350%) due 07/15/44 §	484,520	482,032
0.534% (USD LIBOR + 0.450%) due 09/15/42 §	991,534	988,393
Government National Mortgage Association
0.382% (USD LIBOR + 0.150%) due 08/20/68 §	815,999	807,563
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	750,410	759,787

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Great Hall Mortgages No 1 PLC (United Kingdom)
0.202% (GBP LIBOR + 0.130%) due 03/18/39 § ~	GBP 17,052	$22,776
0.222% (GBP LIBOR + 0.150%) due 06/18/38 § ~	19,618	26,209
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	$133,943	152,303
GSR Mortgage Loan Trust 2.654% due 01/25/35 §	72,267	72,410
HarborView Mortgage Loan Trust 0.767% (USD LIBOR + 0.680%) due 06/20/35 §	2,103,009	2,083,551
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 § ~	GBP 1,430,453	1,936,667
HomeBanc Mortgage Trust 0.746% (USD LIBOR + 0.660%) due 10/25/35 §	$26,101	26,205
Impac CMB Trust 1.086% (USD LIBOR + 1.000%) due 07/25/33 §	51,452	51,264
JP Morgan Mortgage Trust 2.765% due 07/25/35 §	83,314	86,077
Mellon Residential Funding Corp. Mortgage Pass-Through Certificate Trust
0.524% (USD LIBOR + 0.440%) due 12/15/30 §	90,817	89,581
0.784% (USD LIBOR + 0.700%) due 11/15/31 §	113,998	116,889
New Residential Mortgage Loan Trust 3.250% due 02/25/59 § ~	520,929	540,461
Residential Mortgage Securities 32 PLC (United Kingdom) 1.300% (SONIA + 1.250%) due 06/20/70 § ~	GBP 589,254	802,846
Sequoia Mortgage Trust 0.787% (USD LIBOR + 0.700%) due 10/19/26 §	$86,415	86,069
Stratton Mortgage Funding PLC (United Kingdom) 1.250% (SONIA + 1.200%) due 05/25/51 § ~	GBP 701,569	949,999
Structured Adjustable Rate Mortgage Loan Trust 2.440% due 02/25/34 §	$23,860	24,064
Structured Asset Mortgage Investments II Trust
0.587% (USD LIBOR + 0.500%) due 07/19/35 §	236,253	231,662
0.747% (USD LIBOR + 0.660%) due 10/19/34 §	140,628	139,511
Thornburg Mortgage Securities Trust 0.706% (USD LIBOR + 0.620%) due 06/25/44 §	1,832,253	1,802,096
Towd Point Mortgage Funding PLC (United Kingdom) 1.097% (GBP LIBOR +1.025%) due 10/20/51 §	GBP 1,147,681	1,559,948
WaMu Mortgage Pass-Through Certificates Trust 2.021% due 08/25/35 §	$18,816	18,699

		16,994,063

Fannie Mae - 5.4%
due 11/01/51 #	25,890,000	27,736,391
1.050% (USD LIBOR + 0.675%) due 02/01/36 §	32,267	32,646
1.293% (US FED + 1.200%) due 11/01/42 - 10/01/44 §	99,629	101,798

	Principal Amount	Value
1.616% (USD LIBOR + 1.272%) due 11/01/35 §	$22,019	$22,174
1.778% (USD LIBOR + 1.392%) due 12/01/34 §	24,471	25,606
1.788% (USD LIBOR + 1.538%) due 01/01/36 §	6,746	6,751
1.930% (USD LIBOR + 1.681%) due 05/01/35 §	5,534	5,584
2.019% (USD LIBOR + 1.644%) due 03/01/35 §	85,208	85,092
2.190% (UST + 2.190%) due 12/01/22 §	437	438
2.192% (USD LIBOR + 1.942%) due 09/01/35 §	1,165	1,168
2.256% (USD LIBOR + 2.000%) due 04/01/35 §	156,434	159,088
2.280% (USD LIBOR + 1.780%) due 11/01/35 §	8,543	8,552
5.000% (US FED + 1.250%) due 08/01/24 §	2,188	2,205

		28,187,493

Freddie Mac - 0.0%
1.981% (USD LIBOR + 1.731%) due 08/01/35 §	1,329	1,363
2.169% (USD LIBOR + 1.815%) due 03/01/36 §	16,503	16,451
2.350% (UST + 2.225%) due 01/01/34 §	52,097	55,531

		73,345

Government National Mortgage Association - 0.0%
1.875% (UST + 1.500%) due 05/20/23 §	284	287
2.000% (UST + 1.500%) due 05/20/26 - 01/20/27 §	8,203	8,301
2.125% (UST + 1.500%) due 10/20/24 - 12/20/26 §	8,972	9,135
2.250% (UST + 1.500%) due 09/20/22 - 07/20/25 §	8,300	8,478
2.500% (UST + 1.500%) due 02/20/25 §	3,182	3,256

		29,457

Total Mortgage-Backed Securities (Cost $45,713,450)		46,232,361

ASSET-BACKED SECURITIES - 6.6%
ABFC Trust
0.686% (USD LIBOR + 0.600%) due 10/25/34 §	108,613	108,341
0.786% (USD LIBOR + 0.700%) due 06/25/34 §	1,047,667	1,034,066
ACE Securities Corp. Home Equity Loan Trust 0.866% (USD LIBOR + 0.780%) due 04/25/34 §	777,651	769,368
Anchorage Capital CLO16 Ltd. (Cayman) 1.534% (USD LIBOR + 1.400%) due 10/20/31 § ~	400,000	400,315
Apidos CLO XXVI (Cayman) 1.090% (USD LIBOR + 0.900%) due 07/18/29 § ~	300,000	300,075
Apidos CLO XXVII (Cayman) 1.064% (USD LIBOR + 0.930%) due 07/17/30 § ~	300,000	300,023
Ares European CLO X DAC (Ireland) 0.780% (EUR LIBOR + 0.780%) due 10/15/31 § ~	EUR 900,000	1,044,067

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
ARES L CLO Ltd. (Cayman) 1.176% (USD LIBOR + 1.050%) due 01/15/32 § ~	$400,000	$399,751
ARES LII CLO Ltd. (Cayman) 1.188% (USD LIBOR + 1.050%) due 04/22/31 § ~	300,000	300,880
ASSURANT CLO Ltd. (Cayman) 1.174% (USD LIBOR + 1.040%) due 10/20/31 § ~	300,000	300,013
Atlas Senior Loan Fund CLO Ltd. (Cayman) 1.276% (USD LIBOR + 1.150%) due 01/16/30 § ~	600,000	600,286
Atrium CLO XII (Cayman) 0.968% (USD LIBOR + 0.830%) due 04/22/27 § ~	630,375	630,690
Black Diamond CLO Ltd. (Cayman) 0.860% (EUR LIBOR + 0.860%) due 01/20/32 § ~	EUR 600,000	695,705
Brookside Mill CLO Ltd. (Cayman) 0.954% (USD LIBOR + 0.820%) due 01/17/28 § ~	$1,513,756	1,514,134
Carlyle Global Market Strategies CLO Ltd. 1.075% (USD LIBOR + 0.950%) due 08/14/30 § ~	400,000	399,508
Carlyle Global Market Strategies Euro CLO Ltd.
0.730% (EUR LIBOR + 0.730%) due 09/21/29 § ~	EUR 113,767	132,213
0.750% (EUR LIBOR + 0.750%) due 11/15/31 § ~	1,100,000	1,276,731
Catamaran CLO Ltd. (Cayman) 1.482% (USD LIBOR + 1.100%) due 04/22/30 § ~	$397,959	398,426
Cathedral Lake Ltd. (Cayman) 0.976% (USD LIBOR + 0.850%) due 07/16/29 § ~	282,212	282,310
CIFC Funding Ltd. (Cayman) 1.075% (USD LIBOR + 0.950%) due 10/24/30 § ~	400,000	400,200
Citigroup Mortgage Loan Trust 0.376% (USD LIBOR + 0.290%) due 09/25/36 § ~	396,829	386,367
Credit-Based Asset Servicing & Securitization LLC 1.136% (USD LIBOR + 1.050%) due 06/25/35 §	1,083,000	1,084,922
Crestline Denali CLO XV Ltd. (Cayman) 1.164% (USD LIBOR + 1.030%) due 04/20/30 § ~	400,000	400,055
Dryden 52 Euro CLO DAC (Ireland) 0.860% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 400,000	462,076
Freddie Mac Structured Pass-Through Certificates 0.346% (USD LIBOR + 0.260%) due 08/25/31 §	$59,625	58,312
Halcyon Loan Advisors Funding CLO Ltd. (Cayman) 1.054% (USD LIBOR + 0.920%) due 04/20/27 § ~	19,808	19,822
Home Equity Asset Trust
0.941% (USD LIBOR + 0.855%) due 08/25/34 §	143,115	142,583
1.286% (USD LIBOR + 1.200%) due 07/25/35 §	1,000,000	1,005,572
ICG US CLO Ltd. (Cayman) 1.538% (USD LIBOR + 1.400%) due 10/22/31 § ~	900,000	900,876
Jamestown CLO V Ltd. (Cayman) 1.354% (USD LIBOR + 1.220%) due 01/17/27 § ~	25,454	25,488

	Principal Amount	Value
Jubilee CLO BV (Netherlands) 0.295% (EUR LIBOR + 0.840%) due 07/12/28 § ~	EUR 155,481	$180,032
KKR CLO 9 Ltd. (Cayman) 1.076% (USD LIBOR + 0.950%) due 07/15/30 § ~	$300,000	300,043
LCM XV LP (Cayman) 1.134% (USD LIBOR + 1.000%) due 07/20/30 § ~	1,300,000	1,300,325
LoanCore Issuer CDO Ltd. (Cayman) 1.214% (USD LIBOR + 1.130%) due 05/15/36 § ~	264,072	264,243
Mackay Shields Euro CLO-2 DAC (Ireland) 1.550% (EUR LIBOR + 1.550%) due 08/15/33 § ~	EUR 250,000	290,014
Man GLG Euro CLO II DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 01/15/30 § ~	231,266	267,447
Marlette Funding Trust 2.690% due 09/17/29 ~	$2,118	2,122
Merrill Lynch Mortgage Investors Trust 0.806% (USD LIBOR + 0.720%) due 10/25/35 §	622,129	605,875
MidOcean Credit CLO II (Cayman) 1.229% (USD LIBOR + 1.030%) due 01/29/30 § ~	400,000	399,816
MidOcean Credit CLO VIII (Cayman) 1.181% (USD LIBOR + 1.050%) due 02/20/31 § ~	300,000	299,938
Morgan Stanley ABS Capital I, Inc. Trust
0.746% (USD LIBOR + 0.660%) due 01/25/35 §	602,187	601,702
1.061% (USD LIBOR + 0.975%) due 07/25/34 §	87,471	87,137
MP CLO VII Ltd. (Cayman) 1.024% (USD LIBOR + 0.890%) due 10/18/28 § ~	397,126	397,611
OAK Hill European Credit Partners VII DAC (Ireland) 0.740% (EUR LIBOR + 0.740%) due 10/20/31 § ~	EUR 600,000	693,140
Oaktree CLO Ltd. (Cayman) 1.248% (USD LIBOR + 1.110%) due 04/22/30 § ~	$300,000	300,005
Ocean Trails CLO VI (Cayman) 0.926% (USD LIBOR + 0.800%) due 07/15/28 § ~	836,234	835,723
OCP CLO Ltd. (Cayman) 0.926% (USD LIBOR + 0.800%) due 07/15/27 § ~	54,484	54,503
OZLM CLO XXIV Ltd. (Cayman) 1.274% (USD LIBOR + 1.160%) due 07/20/32 § ~	200,000	200,001
Palmer Square European Loan Funding (Ireland) 1.150% (EUR LIBOR + 1.150%) due 01/15/30 § ~	EUR 727,404	842,814
Palmer Square European Loan Funding DAC (Ireland) 0.870% (EUR LIBOR + 0.870%) due 02/15/30 § ~	731,122	848,028
Palmer Square Loan Funding Ltd. (Cayman)
due 10/15/29 # ~	$800,000	800,000
0.971% (USD LIBOR + 0.800%) due 07/20/29 § ~	800,000	798,323
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.076% (USD LIBOR + 0.990%) due 09/25/34 §	190,794	191,066

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Renaissance Home Equity Loan Trust 0.846% (USD LIBOR + 0.760%) due 12/25/32 §	$194,188	$191,248
Romark CLO Ltd. (Cayman) 1.168% (USD LIBOR + 1.030%) due 10/23/30 § ~	500,000	500,124
Saranac CLO VI Ltd. (United Kingdom) 1.265% (USD LIBOR + 1.140%) due 08/13/31 § ~	300,000	300,004
Saxon Asset Securities Trust 0.396% (USD LIBOR + 0.310%) due 09/25/37 §	200,714	198,391
Segovia European CLO 6- DAC (Ireland) 0.880% (EUR LIBOR + 0.880%) due 07/20/32 § ~	EUR 400,000	462,868
SLM Student Loan Trust 0.675% (USD LIBOR + 0.550%) due 10/25/64 § ~	$834,031	840,601
Sound Point CLO IX Ltd. (Cayman) 1.296% (USD LIBOR + 1.210%) due 07/20/32 § ~	600,000	600,012
Sound Point CLO XIV Ltd. (Cayman) 1.128% (USD LIBOR + 0.990%) due 01/23/29 § ~	825,996	826,202
Sound Point CLO XV Ltd. (Cayman) 1.038% (USD LIBOR + 0.900%) due 01/23/29 § ~	300,000	300,104
SP-STATIC CLO 1 Ltd. (Cayman) 1.538% (USD LIBOR + 1.400%) due 07/22/28 § ~	407,958	408,488
Structured Asset Securities Corp. Mortgage Loan Trust 1.586% (USD LIBOR + 1.500%) due 04/25/35 §	278,890	281,984
Symphony CLO XIV Ltd. (Cayman) 1.083% (USD LIBOR + 0.950%) due 07/14/26 § ~	139,447	139,632
THL Credit Wind River CLO Ltd. (Cayman) 1.164% (USD LIBOR + 1.080%) due 04/15/31 § ~	300,000	300,005
United States Small Business Administration 5.290% due 12/01/27	534,458	589,459
Venture XXI CLO Ltd. (Cayman) 1.006% (USD LIBOR + 0.880%) due 07/15/27 § ~	253,624	253,668
Venture XXIV CLO Ltd. (Cayman) 1.034% (USD LIBOR + 0.900%) due 10/20/28 § ~	383,966	384,062
Venture XXVIII CLO Ltd. (Cayman) 1.000% (USD LIBOR + 0.990%) due 07/20/30 § ~	300,000	300,007
Vibrant CLO XI Ltd. (Cayman) 1.198% (USD LIBOR + 1.120%) due 07/20/32 § ~	300,000	300,004
Voya CLO Ltd. (Cayman) 1.084% (USD LIBOR + 0.950%) due 04/17/30 § ~	1,300,000	1,300,102
Wind River 2015-2 CLO Ltd. (Cayman) 0.996% (USD LIBOR + 0.870%) due 10/15/27 § ~	29,092	29,120

Total Asset-Backed Securities (Cost $34,901,962)		34,839,168

U.S. TREASURY OBLIGATIONS - 100.6%
U.S. Treasury Bonds - 0.9%
1.625% due 11/15/50	5,550,000	4,989,089

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 95.9%
0.125% due 01/15/23 ^ ‡	$6,972,315	$7,209,024
0.125% due 10/15/24 ^	11,277,340	12,067,810
0.125% due 04/15/25 ^	19,416,355	20,840,681
0.125% due 10/15/25 ^	2,209,179	2,391,345
0.125% due 04/15/26 ^	9,581,064	10,375,655
0.125% due 07/15/26 ^	12,893,254	14,073,967
0.125% due 01/15/30 ^	11,606,574	12,761,039
0.125% due 07/15/30 ^	5,216,638	5,757,763
0.125% due 07/15/31 ^	21,523,524	23,726,717
0.125% due 02/15/51 ^ ‡	4,099,361	4,502,885
0.250% due 01/15/25 ^ ‡	4,725,004	5,077,922
0.250% due 07/15/29 ^	8,112,170	9,031,487
0.250% due 02/15/50 ^	2,272,059	2,564,956
0.375% due 07/15/23 ^	7,506,688	7,909,842
0.375% due 07/15/25 ^	2,367,669	2,584,486
0.375% due 01/15/27 ^	20,841,257	23,025,566
0.375% due 07/15/27 ^	32,541,020	36,216,604
0.500% due 04/15/24 ^	12,340,500	13,185,072
0.500% due 01/15/28 ^	26,321,696	29,477,237
0.625% due 04/15/23 ^	35,268,110	36,907,623
0.625% due 01/15/24 ^	23,494,140	25,077,652
0.625% due 01/15/26 ^	13,743,069	15,178,208
0.625% due 02/15/43 ^	1,935,201	2,308,966
0.750% due 07/15/28 ^	14,302,466	16,390,000
0.750% due 02/15/42 ^	18,908,956	23,067,806
0.750% due 02/15/45 ^	4,138,166	5,097,631
0.875% due 01/15/29 ^	5,945,610	6,874,176
0.875% due 02/15/47 ^	4,639,549	5,955,706
1.000% due 02/15/46 ^	12,478,651	16,277,564
1.000% due 02/15/48 ^	1,438,983	1,912,550
1.375% due 02/15/44 ^	17,820,340	24,509,972
1.750% due 01/15/28 ^	2,734,850	3,292,610
2.000% due 01/15/26 ^	6,813,088	7,948,377
2.125% due 02/15/40 ^	5,518,829	8,223,495
2.125% due 02/15/41 ^	3,751,784	5,655,866
2.375% due 01/15/25 ^	12,021,554	13,808,365
2.375% due 01/15/27 ^	121,818	148,267
2.500% due 01/15/29 ^	6,354,207	8,143,747
3.625% due 04/15/28 ^	18,996,597	25,408,254
3.875% due 04/15/29 ^	8,904,725	12,428,594

		507,395,487

U.S. Treasury Notes - 3.8%
0.125% due 01/15/31 ^	17,517,465	19,246,136
1.750% due 12/31/24	550,000	570,775

		19,816,911

Total U.S. Treasury Obligations (Cost $493,241,687)		532,201,487

FOREIGN GOVERNMENT BONDS & NOTES - 11.6%
Australia Government (Australia) 1.250% due 02/21/22 ^ ~	AUD 2,590,000	2,251,974
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,429,865	2,446,057
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~	EUR 3,567,690	4,572,003
0.250% due 07/25/24 ^ ~	1,738,416	2,181,924
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	8,281,120	10,620,264
1.400% due 05/26/25 ^ ~	12,109,800	15,378,461
Japanese Government CPI Linked (Japan)
0.005% due 03/10/31 ^	JPY 230,822,840	2,120,223
0.100% due 03/10/28 ^	383,532,840	3,542,238
0.100% due 03/10/29 ^	453,241,470	4,196,235
0.200% due 03/10/30 ^	997,110	9,413

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
New Zealand Government Inflation Linked (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 4,765,740	$3,619,077
Qatar Government (Qatar) 3.875% due 04/23/23 ~	$700,000	737,193
Saudi Government (Saudi Arabia) 4.000% due 04/17/25 ~	1,230,000	1,347,582
United Kingdom Gilt Inflation Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	GBP 2,394,019	3,558,336
1.250% due 11/22/27 ^ ~	1,715,595	3,011,676
1.875% due 11/22/22 ^ ~	1,336,707	1,955,601

Total Foreign Government Bonds & Notes (Cost $59,449,269)		61,548,257

SHORT-TERM INVESTMENT - 0.4%
Repurchase Agreement - 0.4%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,893,060; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $1,930,992)	$1,893,060	1,893,060

Total Short-Term Investment (Cost $1,893,060)		1,893,060

TOTAL INVESTMENTS - 132.8% (Cost $661,282,544)		702,268,198

DERIVATIVES - 0.1%		738,234

OTHER ASSETS & LIABILITIES, NET - (32.9%)		(174,067,977)

NET ASSETS - 100.0%		$528,938,455

Notes to Schedule of Investments

(a)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended September 30, 2021 was $983,268 at a weighted average interest rate of 0.040%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended September 30, 2021 was $160,723,395 at a weighted average interest rate of 0.081%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	12/21	104	$20,744,342	$20,457,942	($286,400)
U.S. Treasury 5-Year Notes	12/21	223	27,520,346	27,371,508	(148,838)
U.S. Treasury 10-Year Notes	12/21	29	3,868,231	3,816,672	(51,559)

					(486,797)

Short Futures Outstanding
Australia Treasury 3-Year Bond	12/21	16	1,348,608	1,346,862	1,746
Euro-Bobl	12/21	151	23,728,287	23,600,719	127,568
Euro-BTP	12/21	52	9,258,101	9,152,586	105,515
Euro-Buxl	12/21	65	15,710,814	15,310,027	400,787
Euro-OAT	12/21	1	195,656	192,228	3,428
Euro-Schatz	12/21	783	101,859,109	101,768,586	90,523
Japan 10-Year Bonds	12/21	6	8,184,984	8,160,474	24,510
Long Gilt	12/21	55	9,460,701	9,274,492	186,209
Short Euro-BTP	12/21	13	1,714,031	1,712,308	1,723
U.S. Treasury 2-Year Notes	12/21	36	7,920,681	7,921,969	(1,288)
U.S. Treasury 30-Year Bonds	12/21	104	16,959,905	16,558,750	401,155
U.S. Treasury Ultra 10-Year Notes	12/21	17	2,525,675	2,469,250	56,425
U.S. Treasury Ultra Long Bonds	12/21	67	13,138,291	12,801,188	337,103

					1,735,404

Total Futures Contracts					$1,248,607

(c)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
DKK	23,694,249	USD	3,728,442	10/21	BOA	$-	($37,749)
DKK	12,912,683	USD	2,035,591	10/21	CIT	-	(24,270)
DKK	70,762,836	USD	11,126,544	10/21	MSC	-	(104,296)
DKK	3,065,000	USD	478,807	04/22	HSB	384	-
EUR	284,000	USD	335,807	10/21	BNP	-	(6,836)
GBP	11,405,000	USD	15,421,197	10/21	BOA	-	(54,097)
NZD	5,404,000	USD	3,749,592	10/21	MSC	-	(18,942)
USD	2,165,880	AUD	2,951,000	10/21	BNP	32,456	-
USD	2,336,820	CAD	2,944,000	10/21	HSB	12,502	-
USD	182,372	DKK	1,140,000	10/21	BNP	4,802	-
USD	4,654,407	DKK	28,946,061	10/21	JPM	145,675	-
USD	5,520,574	DKK	34,315,279	10/21	MSC	175,515	-
USD	6,570,071	DKK	40,840,738	10/21	SGN	208,585	-
USD	3,728,442	DKK	23,604,766	04/22	BOA	38,000	-
USD	1,712,460	DKK	10,841,584	04/22	CIT	17,453	-
USD	11,126,544	DKK	70,495,799	04/22	MSC	105,013	-
USD	2,090,380	EUR	1,785,000	10/21	GSC	22,726	-
USD	39,982,204	EUR	33,849,000	10/21	TDB	773,218	-
USD	40,991,004	EUR	35,350,000	11/21	TDB	21,097	-
USD	4,478,521	GBP	3,250,000	10/21	BNP	99,471	-
USD	9,937,031	GBP	7,249,000	10/21	BRC	169,727	-
USD	1,251,724	GBP	906,000	10/21	CIT	30,979	-
USD	15,421,875	GBP	11,405,000	11/21	BOA	54,207	-
USD	9,919,783	JPY	1,089,500,000	10/21	BNP	130,485	-
USD	9,766,530	JPY	1,089,500,000	11/21	BRC	-	(24,659)
USD	3,756,409	NZD	5,404,000	10/21	JPM	25,759	-
USD	3,748,976	NZD	5,404,000	11/21	MSC	18,925	-

Total Forward Foreign Currency Contracts						$2,086,979	($270,849)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(d)	Purchased options outstanding as of September 30, 2021 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 1,500,000	$109,402	$214,309
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.195%	11/02/22	BNP	1,550,000	1,166	219,529
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BNP	1,840,000	140,020	260,201
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	960,000	71,659	135,757

							322,247	829,796

Total Purchased Options							$322,247	$829,796

(e)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Credit Default Swaptions on Credit Indices – Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 35 5Y	0.850%	10/20/21	BRC	EUR 1,120,000	$1,162	($61)
Put - CDX IG36 5Y	0.700%	11/17/21	BOA	$300,000	348	(124)
Put - CDX IG36 5Y	0.750%	11/17/21	BNP	200,000	198	(68)
Put - CDX IG36 5Y	0.750%	11/17/21	GSC	400,000	402	(135)
Put - CDX IG36 5Y	0.750%	11/17/21	MSC	2,000,000	1,992	(675)
Put - CDX IG36 5Y	0.800%	11/17/21	BOA	800,000	712	(225)
Put - iTraxx Main 35 5Y	0.700%	12/15/21	BOA	EUR 400,000	451	(249)
Put - iTraxx Main 35 5Y	0.700%	12/15/21	BRC	3,200,000	3,695	(1,987)
Put - iTraxx Main 35 5Y	0.700%	12/15/21	JPM	600,000	632	(373)
Put - CDX IG36 5Y	0.750%	12/15/21	BNP	$900,000	923	(566)
Put - CDX IG36 5Y	0.750%	12/15/21	DUB	700,000	609	(440)
Put - CDX IG36 5Y	0.750%	12/15/21	MSC	2,900,000	3,030	(1,823)
Put - CDX IG36 5Y	0.800%	12/15/21	GSC	2,300,000	2,386	(1,243)
Put - CDX IG36 5Y	0.800%	12/15/21	MSC	1,000,000	940	(541)
Put - CDX IG36 5Y	0.725%	01/19/22	GSC	900,000	900	(959)
Put - iTraxx Main 36 5Y	0.750%	01/19/22	BRC	EUR 500,000	691	(579)
Put - CDX IG37 5Y	0.850%	01/19/22	BRC	$2,200,000	2,536	(2,497)

					$21,607	($12,545)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/Initial Index - (1.000+ 4.000%)^10]	04/22/24	JPM	$13,800,000	$100,395	($1)
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/Initial Index - (1.000+4.000%)^[10] ]	05/16/24	JPM	1,300,000	9,035	(14)
Cap - Eurostat Eurozone HICP	117.20	Maximum of [0, (Final Index/Initial Index) - (1.000+3.000%)^20)]	06/22/35	GSC	EUR 2,200,000	100,087	(5,634)

						$209,517	($5,649)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate		Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	3-Month EUR-LIBOR	(0.526%	)	11/17/22	GSC	EUR 32,000,000	$49,740	($8,014)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	BNP	4,700,000	-	(214,808)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/02/22	MSC	4,500,000	109,160	(205,667)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BNP	5,490,000	136,171	(251,969)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%		11/04/22	BRC	2,810,000	68,840	(128,967)

								314,171	(801,411)

Total Interest Rate Swaptions								$363,911	($809,425)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 10/14/51	$101.19	10/07/21	JPM	$100,000	$672	($5)
Call - Fannie Mae 2.000% due 10/14/51	101.69	10/07/21	JPM	300,000	609	-
Call - Fannie Mae 2.000% due 10/14/51	101.73	10/07/21	JPM	200,000	281	-
Call - Fannie Mae 2.000% due 10/14/51	102.67	10/07/21	JPM	100,000	227	-
Call - Fannie Mae 2.500% due 10/14/51	103.60	10/07/21	GSC	200,000	641	(40)
Call - Fannie Mae 2.500% due 10/14/51	103.73	10/07/21	JPM	150,000	422	(13)
Call - Fannie Mae 2.500% due 10/14/51	103.77	10/07/21	JPM	150,000	428	(10)
Call - Fannie Mae 2.500% due 10/14/51	103.81	10/07/21	GSC	200,000	547	(10)
Call - Fannie Mae 2.500% due 10/14/51	103.91	10/07/21	JPM	100,000	246	(2)
Call - Fannie Mae 2.500% due 10/14/51	104.32	10/07/21	JPM	200,000	359	-
Call - Fannie Mae 2.000% due 11/10/51	100.22	11/03/21	JPM	300,000	1,102	(1,274)
Call - Fannie Mae 2.000% due 11/10/51	101.34	11/03/21	JPM	100,000	375	(66)
Call - Fannie Mae 2.000% due 11/10/51	101.47	11/03/21	JPM	100,000	312	(48)
Call - Fannie Mae 2.000% due 11/10/51	101.53	11/03/21	GSC	400,000	1,430	(164)
Call - Fannie Mae 2.000% due 11/10/51	101.53	11/03/21	JPM	100,000	289	(41)
Call - Fannie Mae 2.000% due 11/10/51	101.55	11/03/21	JPM	100,000	340	(39)
Call - Fannie Mae 2.000% due 11/10/51	101.56	11/03/21	JPM	100,000	281	(38)
Call - Fannie Mae 2.000% due 11/10/51	101.58	11/03/21	BOA	100,000	414	(36)
Call - Fannie Mae 2.000% due 11/10/51	101.61	11/03/21	GSC	200,000	562	(67)
Call - Fannie Mae 2.000% due 12/13/51	100.55	12/06/21	GSC	300,000	656	(1,221)

					10,193	(3,074)

Put - Fannie Mae 2.000% due 10/14/51	100.67	10/07/21	JPM	100,000	352	(466)
Put - Ginnie Mae 2.500% due 10/21/51	102.43	10/14/21	JPM	200,000	406	(88)
Put - Fannie Mae 2.000% due 12/13/51	98.55	12/06/21	GSC	300,000	1,172	(1,081)
Put - Fannie Mae 2.000% due 12/13/51	103.99	12/06/21	JPM	200,000	344	(379)

					2,274	(2,014)

Total Options on Securities					$12,467	($5,088)

Total Written Options					$607,502	($832,707)

(f)	Swap agreements outstanding as of September 30, 2021 were as follows:

Credit Default Swaps on Corporate Issues-Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Implied Credit Spread at 09/30/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Ally Financial, Inc.	Q	5.000%	06/20/22	ICE	0.265%	$200,000	$7,233	$3,729	$3,504
General Electric Co.	Q	1.000%	12/20/23	ICE	0.353%	300,000	4,429	(7,614)	12,043

Total Credit Default Swaps							$11,662	($3,885)	$15,547

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.280%	U.S. CPI Urban Consumers	Z/Z	LCH	11/02/21	$1,300,000	($51,666)	$-	($51,666)
2.180%	U.S. CPI Urban Consumers	Z/Z	LCH	01/19/22	4,100,000	(142,200)	(58)	(142,142)
2.200%	U.S. CPI Urban Consumers	Z/Z	LCH	01/21/22	2,100,000	(72,591)	-	(72,591)
2.170%	U.S. CPI Urban Consumers	Z/Z	LCH	02/01/22	4,000,000	(141,291)	-	(141,291)
2.155%	U.S. CPI Urban Consumers	Z/Z	LCH	02/04/22	5,300,000	(187,664)	(80)	(187,584)
2.200%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/22	2,700,000	(94,080)	-	(94,080)
3.465%	GBP Retail Price	Z/Z	LCH	02/15/22	GBP 1,700,000	(67,876)	-	(67,876)
3.220%	GBP Retail Price	Z/Z	LCH	03/15/22	1,900,000	(79,167)	(26)	(79,141)
(0.526%)	3-Month EUR-LIBOR	A/Q	LCH	11/21/23	EUR 16,000,000	(26,483)	-	(26,483)
3.850%	GBP Retail Price	Z/Z	LCH	09/15/24	GBP 2,700,000	13,078	125	12,953
3.330%	GBP Retail Price	Z/Z	LCH	01/15/25	5,700,000	(257,784)	133,847	(391,631)
3.603%	GBP Retail Price	Z/Z	LCH	11/15/28	120,000	(2,874)	-	(2,874)
3.633%	GBP Retail Price	Z/Z	LCH	12/15/28	700,000	(13,732)	-	(13,732)
1.954%	U.S. CPI Urban Consumers	Z/Z	LCH	06/03/29	$2,350,000	(207,782)	-	(207,782)
1.998%	U.S. CPI Urban Consumers	Z/Z	LCH	07/25/29	7,700,000	(629,273)	-	(629,273)
1.760%	U.S. CPI Urban Consumers	Z/Z	LCH	11/04/29	3,100,000	(342,966)	(3,109)	(339,857)
1.883%	U.S. CPI Urban Consumers	Z/Z	LCH	11/20/29	700,000	(68,612)	642	(69,254)
3.438%	GBP Retail Price	Z/Z	LCH	01/15/30	GBP 100,000	(8,369)	-	(8,369)
3.190%	GBP Retail Price	Z/Z	LCH	04/15/30	3,800,000	(369,039)	(214,684)	(154,355)
3.400%	GBP Retail Price	Z/Z	LCH	06/15/30	2,500,000	(107,181)	57,700	(164,881)
3.325%	GBP Retail Price	Z/Z	LCH	08/15/30	830,000	(59,176)	7,797	(66,973)
3.475%	GBP Retail Price	Z/Z	LCH	08/15/30	700,000	(80,416)	7,283	(87,699)
1.380%	Eurostat Eurozone HICP	Z/Z	LCH	03/15/31	EUR 5,300,000	(422,042)	(38,565)	(383,477)
3.750%	GBP Retail Price	Z/Z	LCH	04/15/31	GBP 770,000	(41,027)	(364)	(40,663)
4.066%	GBP Retail Price	Z/Z	LCH	09/15/31	300,000	1,338	-	1,338
3.566%	GBP Retail Price	Z/Z	LCH	03/15/36	400,000	(47,837)	-	(47,837)
3.580%	GBP Retail Price	Z/Z	LCH	03/15/36	1,200,000	(138,706)	(7,031)	(131,675)

						($3,645,418)	($56,523)	($3,588,895)

Interest Rate Swaps – Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.090%	Eurostat Eurozone HICP	Z/Z	LCH	05/15/22	EUR 2,200,000	$107,283	$-	$107,283
0.330%	Eurostat Eurozone HICP	Z/Z	LCH	07/15/22	1,400,000	67,687	(160)	67,847
2.069%	U.S. CPI Urban Consumers	Z/Z	LCH	07/15/22	$1,200,000	43,408	-	43,408
4.220%	GBP Retail Price	Z/Z	LCH	08/15/22	GBP 600,000	16,368	-	16,368
4.180%	GBP Retail Price	Z/Z	LCH	09/15/22	700,000	16,317	-	16,317
2.210%	U.S. CPI Urban Consumers	Z/Z	LCH	02/05/23	$6,810,000	203,983	-	203,983
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	04/27/23	5,320,000	137,474	(801)	138,275
2.263%	U.S. CPI Urban Consumers	Z/Z	LCH	05/09/23	1,150,000	30,648	-	30,648
2.281%	U.S. CPI Urban Consumers	Z/Z	LCH	05/10/23	1,760,000	42,129	-	42,129
4.480%	GBP Retail Price	Z/Z	LCH	09/15/23	GBP 700,000	7,038	-	7,038
2.314%	U.S. CPI Urban Consumers	Z/Z	LCH	02/26/26	$2,100,000	104,176	-	104,176
2.419%	U.S. CPI Urban Consumers	Z/Z	LCH	03/05/26	2,800,000	123,440	-	123,440
2.768%	U.S. CPI Urban Consumers	Z/Z	LCH	05/13/26	1,700,000	38,044	-	38,044
2.813%	U.S. CPI Urban Consumers	Z/Z	LCH	05/14/26	1,000,000	19,855	-	19,855
2.703%	U.S. CPI Urban Consumers	Z/Z	LCH	05/25/26	1,210,000	30,273	191	30,082
1.798%	U.S. CPI Urban Consumers	Z/Z	LCH	08/25/27	900,000	92,240	-	92,240
1.890%	U.S. CPI Urban Consumers	Z/Z	LCH	08/27/27	1,000,000	95,403	-	95,403
0.300%	6-Month JPY-LIBOR	S/S	LCH	09/20/27	JPY 377,560,000	(53,402)	(4,214)	(49,188)
3.250%	3-Month NZD Bank Bills	S/Q	CME	03/21/28	NZD 3,500,000	(185,048)	7,279	(192,327)
2.573%	U.S. CPI Urban Consumers	Z/Z	LCH	08/26/28	$400,000	4,937	-	4,937
2.645%	U.S. CPI Urban Consumers	Z/Z	LCH	09/10/28	500,000	2,001	-	2,001
2.311%	U.S. CPI Urban Consumers	Z/Z	LCH	02/24/31	5,100,000	308,385	(1,980)	310,365

						$1,252,639	$315	$1,252,324

Total Interest Rate Swaps						($2,392,779)	($56,208)	($2,336,571)

Total Return Swaps – Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.125% due 12/06/21	0.080%	Z	BNP	12/06/21	$20,000,000	($2,568)	$-	($2,568)

Total Swap Agreements						($2,383,685)	($60,093)	($2,323,592)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$25,553,865	$-	$25,553,865	$-
	Mortgage-Backed Securities	46,232,361	-	46,232,361	-
	Asset-Backed Securities	34,839,168	-	34,839,168	-
	U.S. Treasury Obligations	532,201,487	-	532,201,487	-
	Foreign Government Bonds & Notes	61,548,257	-	61,548,257	-
	Short-Term Investment	1,893,060	-	1,893,060	-
	Derivatives:
	Credit Contracts
	Swaps	15,547	-	15,547	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,086,979	-	2,086,979	-
	Interest Rate Contracts
	Futures	1,736,692	1,736,692	-	-
	Purchased Options	829,796	-	829,796	-
	Swaps	1,508,130	-	1,508,130	-

	Total Interest Rate Contracts	4,074,618	1,736,692	2,337,926	-

	Total Asset - Derivatives	6,177,144	1,736,692	4,440,452	-

	Total Assets	708,445,342	1,736,692	706,708,650	-

Liabilities	Sale - buyback Financial Transactions	(397,298,862)	-	(397,298,862)
	Derivatives:
	Credit Contracts
	Written Options	(12,545)	-	(12,545)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(270,849)	-	(270,849)	-
	Interest Rate Contracts
	Futures	(488,085)	(488,085)	-	-
	Written Options	(820,162)	-	(820,162)	-
	Swaps	(3,847,269)	-	(3,847,269)	-

	Total Interest Rate Contracts	(5,155,516)	(488,085)	(4,667,431)	-

	Total Liabilities - Derivatives	(5,438,910)	(488,085)	(4,950,825)	-

	Total Liabilities	(402,737,772)	(488,085)	(402,249,687)	-
	Total	$305,707,570	$1,248,607	$304,458,963	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 32.9%
Basic Materials - 0.7%
Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$1,200,000	$1,288,404
DuPont de Nemours, Inc. 5.319% due 11/15/38	685,000	883,560
Glencore Funding LLC (Australia) 2.500% due 09/01/30 ~	760,000	744,631
International Flavors & Fragrances, Inc. 3.468% due 12/01/50 ~	790,000	830,626
LYB International Finance III LLC 1.250% due 10/01/25	335,000	334,926
3.375% due 05/01/30	485,000	527,632
Nutrien Ltd. (Canada) 5.000% due 04/01/49	375,000	493,509
Steel Dynamics, Inc. 1.650% due 10/15/27	750,000	742,774
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	1,550,000	1,684,692
Vale Overseas Ltd. (Brazil) 3.750% due 07/08/30	1,530,000	1,586,916

		9,117,670

Communications - 2.6%
America Movil SAB de CV (Mexico) 2.875% due 05/07/30	945,000	983,669
AT&T, Inc.
2.300% due 06/01/27	1,550,000	1,605,433
2.750% due 06/01/31	2,045,000	2,101,456
3.500% due 06/01/41	1,540,000	1,583,175
3.550% due 09/15/55	1,125,000	1,111,679
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% due 04/01/31	2,050,000	2,056,320
3.700% due 04/01/51	860,000	838,992
3.500% due 06/01/41	285,000	280,264
Comcast Corp.
1.500% due 02/15/31	2,700,000	2,565,704
2.800% due 01/15/51	736,000	698,019
3.250% due 11/01/39	970,000	1,025,145
Corning, Inc. 5.750% due 08/15/40	300,000	404,606
Cox Communications, Inc.
1.800% due 10/01/30 ~	660,000	628,937
2.950% due 10/01/50 ~	555,000	522,837
Deutsche Telekom AG (Germany) 3.625% due 01/21/50 ~	1,000,000	1,066,587
Discovery Communications LLC 3.625% due 05/15/30	980,000	1,063,553
Rogers Communications, Inc. (Canada) 3.700% due 11/15/49	770,000	801,495
T-Mobile USA, Inc.
2.550% due 02/15/31	2,620,000	2,631,050
3.000% due 02/15/41	1,630,000	1,579,195
Verizon Communications, Inc.
2.100% due 03/22/28	500,000	507,945
2.650% due 11/20/40	546,000	513,717
3.150% due 03/22/30	1,440,000	1,540,814
3.400% due 03/22/41	610,000	637,635
3.700% due 03/22/61	600,000	634,940
3.850% due 11/01/42	1,815,000	1,998,300
ViacomCBS, Inc.
4.000% due 01/15/26	575,000	635,879
4.375% due 03/15/43	620,000	710,570
5.850% due 09/01/43	10,000	13,651

	Principal Amount	Value
Walt Disney Co.
2.650% due 01/13/31	$1,000,000	$1,044,723
3.500% due 05/13/40	945,000	1,044,331

		32,830,621

Consumer, Cyclical - 3.4%
7-Eleven, Inc.
0.625% due 02/10/23 ~	1,490,000	1,490,621
0.950% due 02/10/26 ~	345,000	338,975
1.300% due 02/10/28 ~	277,000	266,457
2.500% due 02/10/41 ~	283,000	260,296
Alimentation Couche-Tard, Inc. (Canada)
2.950% due 01/25/30 ~	1,130,000	1,176,345
3.439% due 05/13/41 ~	785,000	808,103
3.625% due 05/13/51 ~	875,000	905,916
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	1,636,960	1,652,169
American Honda Finance Corp. 2.000% due 03/24/28	2,000,000	2,034,766
AutoZone, Inc. 3.625% due 04/15/25	1,010,000	1,095,234
Daimler Finance North America LLC (Germany) 1.450% due 03/02/26 ~	1,076,000	1,081,282
Delta Air Lines Pass-Through Trust Class B 4.250% due 01/30/25	572,005	594,725
Dollar General Corp. 4.125% due 04/03/50	760,000	891,737
General Motors Co. 6.125% due 10/01/25	270,000	316,468
General Motors Financial Co., Inc.
1.250% due 01/08/26	956,000	944,293
2.700% due 06/10/31	830,000	828,087
4.350% due 01/17/27	230,000	258,006
Hasbro, Inc. 3.900% due 11/19/29	682,000	753,696
Hyundai Capital America
1.150% due 11/10/22 ~	2,554,000	2,568,607
1.300% due 01/08/26 ~	225,000	221,491
1.800% due 01/10/28 ~	395,000	386,866
2.375% due 10/15/27 ~	1,685,000	1,708,912
2.650% due 02/10/25 ~	600,000	623,530
3.000% due 02/10/27 ~	200,000	210,504
JetBlue Pass-Through Trust Class B 7.750% due 11/15/28	1,355,398	1,598,147
Kia Corp. (South Korea) 3.250% due 04/21/26 ~	950,000	1,015,451
Kohl’s Corp. 3.375% due 05/01/31	979,000	1,008,648
Lennar Corp. 4.500% due 04/30/24	195,000	211,084
Lowe’s Cos., Inc.
1.700% due 09/15/28	821,000	814,419
1.700% due 10/15/30	560,000	535,816
2.625% due 04/01/31	1,365,000	1,400,172
MDC Holdings, Inc. 2.500% due 01/15/31	530,000	517,185
Nissan Motor Acceptance Corp. 2.800% due 01/13/22 ~	1,056,000	1,062,808
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~	1,007,000	1,071,175
4.345% due 09/17/27 ~	1,535,000	1,687,422
Nordstrom, Inc. 4.250% due 08/01/31	731,000	741,201
O’Reilly Automotive, Inc. 3.900% due 06/01/29	1,135,000	1,273,102
Starbucks Corp. 3.350% due 03/12/50	565,000	588,579
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	791,000	788,859
Tractor Supply Co. 1.750% due 11/01/30	1,000,000	960,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30	$521,589	$521,822
3.650% due 04/07/27	1,530,006	1,523,828
3.700% due 09/01/31	1,300,898	1,321,398
United Airlines Pass-Through Trust Class B 3.650% due 01/07/26	2,128,704	2,124,178
Volkswagen Group of America Finance LLC (Germany) 1.250% due 11/24/25 ~	1,500,000	1,493,878

		43,677,017

Consumer, Non-Cyclical - 4.7%
AbbVie, Inc.
3.200% due 11/21/29	1,175,000	1,266,833
4.050% due 11/21/39	1,120,000	1,288,415
4.250% due 11/21/49	910,000	1,079,280
Altria Group, Inc. 2.450% due 02/04/32	835,000	800,686
Amgen, Inc. 3.150% due 02/21/40	1,125,000	1,136,717
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.750% due 07/15/42	2,870,000	3,099,281
4.750% due 04/15/58	1,230,000	1,511,531
Anthem, Inc. 2.250% due 05/15/30	1,135,000	1,139,653
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	205,000	304,096
Banner Health 1.897% due 01/01/31	1,210,000	1,203,029
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	540,000	584,364
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	3,125,000	3,103,728
3.734% due 09/25/40	760,000	734,452
Becton Dickinson & Co.
3.794% due 05/20/50	570,000	637,690
4.669% due 06/06/47	265,000	331,303
Biogen, Inc.
2.250% due 05/01/30	640,000	637,039
3.150% due 05/01/50	550,000	525,281
Bon Secours Mercy Health, Inc. 3.205% due 06/01/50	700,000	735,979
Boston Scientific Corp.
4.000% due 03/01/29	375,000	425,223
4.550% due 03/01/39	340,000	414,425
Bristol-Myers Squibb Co.
2.350% due 11/13/40	165,000	157,188
3.400% due 07/26/29	1,330,000	1,474,744
Bunge Ltd. Finance Corp. 2.750% due 05/14/31	965,000	978,507
Cigna Corp. 4.125% due 11/15/25	900,000	1,000,482
CommonSpirit Health
2.782% due 10/01/30	1,065,000	1,097,895
3.910% due 10/01/50	650,000	711,481
Conagra Brands, Inc. 1.375% due 11/01/27	1,085,000	1,057,676
CVS Health Corp. 4.875% due 07/20/35	850,000	1,033,826
CVS Pass-Through Trust 4.163% due 08/11/36 ~	524,311	575,137
DH Europe Finance II Sarl 3.250% due 11/15/39	285,000	304,292
Gilead Sciences, Inc.
1.650% due 10/01/30	1,125,000	1,080,856
2.600% due 10/01/40	675,000	643,404
Global Payments, Inc. 3.200% due 08/15/29	355,000	375,495
HCA, Inc.
5.250% due 06/15/26	2,430,000	2,789,822
5.500% due 06/15/47	700,000	909,220

	Principal Amount	Value
IHS Markit Ltd. 4.250% due 05/01/29	$649,000	$740,425
Keurig Dr Pepper, Inc.
3.200% due 05/01/30	655,000	705,889
3.800% due 05/01/50	610,000	684,715
Kimberly-Clark Corp. 3.700% due 06/01/43	770,000	872,196
Kroger Co. 3.950% due 01/15/50	565,000	642,294
MedStar Health, Inc. 3.626% due 08/15/49	520,000	574,458
MidMichigan Health 3.409% due 06/01/50	1,000,000	1,080,380
Mondelez International, Inc. 1.875% due 10/15/32	750,000	720,643
MultiCare Health System 2.803% due 08/15/50	560,000	558,835
PeaceHealth Obligated Group 3.218% due 11/15/50	655,000	679,413
Piedmont Healthcare, Inc. 2.864% due 01/01/52	515,000	501,494
Quanta Services, Inc. 2.350% due 01/15/32	890,000	871,710
Quest Diagnostics, Inc. 2.800% due 06/30/31	870,000	909,670
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/30	1,125,000	1,071,231
Royalty Pharma PLC
1.750% due 09/02/27	225,000	224,224
3.300% due 09/02/40	600,000	599,083
3.550% due 09/02/50	340,000	334,671
Smithfield Foods, Inc. 3.000% due 10/15/30 ~	1,025,000	1,032,926
Sysco Corp. 2.400% due 02/15/30	1,615,000	1,641,084
Takeda Pharmaceutical Co. Ltd. (Japan) 3.025% due 07/09/40	1,695,000	1,723,384
Thermo Fisher Scientific, Inc. 2.000% due 10/15/31	835,000	817,601
Triton Container International Ltd. (Bermuda) 2.050% due 04/15/26 ~	1,100,000	1,104,229
Tyson Foods, Inc. 3.550% due 06/02/27	1,095,000	1,208,905
UnitedHealth Group, Inc.
2.750% due 05/15/40	655,000	655,959
3.250% due 05/15/51	525,000	556,149
Universal Health Services, Inc. 2.650% due 01/15/32 ~	535,000	530,433
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	585,000	644,769
Viatris, Inc.
3.850% due 06/22/40 ~	340,000	365,239
4.000% due 06/22/50 ~	770,000	820,089
West Virginia United Health System Obligated Group 3.129% due 06/01/50	1,205,000	1,222,011
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/30	1,125,000	1,231,259

		60,474,398

Diversified - 0.2%
Hutchison Whampoa International 14 Ltd. (United Kingdom) 3.625% due 10/31/24 ~	2,000,000	2,162,439

Energy - 2.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337% due 12/15/27	765,000	835,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Boardwalk Pipelines LP 4.450% due 07/15/27	$480,000	$541,502
BP Capital Markets America, Inc.
2.772% due 11/10/50	565,000	522,088
3.633% due 04/06/30	1,685,000	1,879,693
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	1,115,000	1,289,833
Chevron Corp. 2.978% due 05/11/40	1,135,000	1,175,747
Chevron USA, Inc. 3.250% due 10/15/29	875,000	958,737
Cimarex Energy Co. 3.900% due 05/15/27	495,000	541,936
ConocoPhillips 3.750% due 10/01/27 ~	760,000	849,269
Diamondback Energy, Inc.
3.125% due 03/24/31	1,000,000	1,039,127
3.250% due 12/01/26	770,000	824,971
Enable Midstream Partners LP 4.150% due 09/15/29	605,000	656,441
Energy Transfer LP
3.900% due 07/15/26	1,700,000	1,857,320
5.000% due 05/15/50	1,000,000	1,155,788
6.100% due 02/15/42	455,000	566,352
Enterprise Products Operating LLC 4.450% due 02/15/43	1,130,000	1,303,694
Exxon Mobil Corp. 2.995% due 08/16/39	1,690,000	1,749,127
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	475,000	482,213
4.317% due 12/30/39 ~	335,000	346,879
Galaxy Pipeline Assets BidCo. Ltd. (United Arab Emirates) 2.940% due 09/30/40 ~	550,000	550,596
Gray Oak Pipeline LLC 2.600% due 10/15/25 ~	1,685,000	1,728,243
HollyFrontier Corp.
2.625% due 10/01/23	540,000	557,784
5.875% due 04/01/26	842,000	966,999
Lundin Energy Finance BV (Netherlands)
2.000% due 07/15/26 ~	307,000	308,998
3.100% due 07/15/31 ~	200,000	202,962
MPLX LP 4.500% due 04/15/38	580,000	648,295
NGPL PipeCo LLC 3.250% due 07/15/31 ~	510,000	522,932
ONEOK, Inc. 2.200% due 09/15/25	1,125,000	1,150,667
Phillips 66 Partners LP 3.550% due 10/01/26	560,000	604,184
Pioneer Natural Resources Co. 1.900% due 08/15/30	760,000	727,764
Plains All American Pipeline LP 5.150% due 06/01/42	1,000,000	1,127,684
Plains All American Pipeline LP/PAA Finance Corp. 4.650% due 10/15/25	1,685,000	1,868,169
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	1,130,000	1,282,954
Saudi Arabian Oil Co. (Saudi Arabia) 1.625% due 11/24/25 ~	200,000	200,300
Schlumberger Holdings Corp. 4.000% due 12/21/25 ~	770,000	848,942
Shell International Finance BV (Netherlands)
2.375% due 11/07/29	1,135,000	1,179,612
3.125% due 11/07/49	570,000	590,650
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/30 ~	1,050,000	1,086,565
TotalEnergies Capital International SA (France) 2.986% due 06/29/41	1,130,000	1,150,330

	Principal Amount	Value
TransCanada PipeLines Ltd. (Canada) 4.100% due 04/15/30	$1,120,000	$1,271,192

		37,152,008

Financial - 12.7%
ABN AMRO Bank NV (Netherlands) 1.542% due 06/16/27 ~	800,000	795,827
AerCap Ireland Capital DAC (Ireland) 4.450% due 10/01/25	1,170,000	1,279,563
AIB Group PLC (Ireland)
4.263% due 04/10/25 ~	600,000	643,498
4.750% due 10/12/23 ~	1,340,000	1,441,559
Air Lease Corp.
1.875% due 08/15/26	1,785,000	1,779,702
2.875% due 01/15/26	610,000	637,684
3.375% due 07/01/25	1,005,000	1,067,782
Alexandria Real Estate Equities, Inc. REIT 3.375% due 08/15/31	1,130,000	1,230,778
American International Group, Inc.
3.400% due 06/30/30	770,000	840,774
4.375% due 06/30/50	770,000	949,384
American Tower Corp. REIT
1.500% due 01/31/28	755,000	731,943
1.875% due 10/15/30	2,510,000	2,412,368
2.950% due 01/15/51	229,000	216,435
3.100% due 06/15/50	351,000	344,226
Athene Global Funding
0.950% due 01/08/24 ~	1,040,000	1,045,241
1.450% due 01/08/26 ~	905,000	907,666
2.500% due 01/14/25 ~	1,200,000	1,247,934
2.500% due 03/24/28 ~	885,000	906,507
Australia & New Zealand Banking Group Ltd. (Australia) 4.400% due 05/19/26 ~	1,140,000	1,277,247
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	305,000	302,022
2.528% due 11/18/27 ~	5,605,000	5,517,185
3.625% due 05/01/22 ~	1,400,000	1,421,109
4.250% due 04/15/26 ~	765,000	823,172
Banco Santander SA (Spain)
1.722% due 09/14/27	200,000	199,178
1.849% due 03/25/26	600,000	607,984
2.749% due 12/03/30	600,000	597,469
Bank of America Corp.
1.197% due 10/24/26	1,385,000	1,375,124
2.676% due 06/19/41	2,885,000	2,788,150
3.419% due 12/20/28	1,000,000	1,084,554
3.705% due 04/24/28	3,190,000	3,507,943
4.000% due 01/22/25	3,770,000	4,098,362
Bank of Ireland Group PLC (Ireland) 2.029% due 09/30/27 ~	512,000	512,277
Banque Federative du Credit Mutuel SA (France) due 10/04/26 # ~	865,000	866,520
Barclays PLC (United Kingdom)
1.007% due 12/10/24	1,341,000	1,347,561
3.650% due 03/16/25	750,000	806,885
4.337% due 01/10/28	1,135,000	1,270,449
BNP Paribas SA (France)
1.904% due 09/30/28 ~	550,000	547,789
2.159% due 09/15/29 ~	874,000	866,398
2.588% due 08/12/35 ~	660,000	640,509
BPCE SA (France)
1.652% due 10/06/26 ~	1,670,000	1,672,678
2.277% due 01/20/32 ~	250,000	242,978
Brixmor Operating Partnership LP
2.250% due 04/01/28	400,000	403,751
2.500% due 08/16/31	260,000	256,471
4.125% due 05/15/29	600,000	674,456
Brookfield Finance, Inc. (Canada) 3.500% due 03/30/51	1,200,000	1,255,629

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Brown & Brown, Inc. 2.375% due 03/15/31	$1,125,000	$1,122,380
Camden Property Trust REIT 3.150% due 07/01/29	1,100,000	1,189,331
Capital One Financial Corp. 3.800% due 01/31/28	1,130,000	1,256,427
Charles Schwab Corp. 2.000% due 03/20/28	2,000,000	2,042,642
Citigroup, Inc.
1.122% due 01/28/27	721,000	711,201
2.561% due 05/01/32	975,000	985,301
3.520% due 10/27/28	1,140,000	1,240,469
3.875% due 03/26/25	3,390,000	3,683,439
3.878% due 01/24/39	915,000	1,046,765
Commonwealth Bank of Australia (Australia) 3.305% due 03/11/41 ~	660,000	678,107
Corporate Office Properties LP
2.000% due 01/15/29	210,000	205,930
2.750% due 04/15/31	655,000	662,424
Credit Agricole SA (France)
1.247% due 01/26/27 ~	817,000	805,774
2.811% due 01/11/41 ~	250,000	238,952
4.375% due 03/17/25 ~	1,125,000	1,228,742
Credit Suisse Group AG (Switzerland)
1.305% due 02/02/27 ~	1,560,000	1,526,080
3.091% due 05/14/32 § ~	745,000	762,347
4.282% due 01/09/28 ~	1,135,000	1,262,303
Crown Castle International Corp. REIT 3.100% due 11/15/29	1,135,000	1,193,703
CubeSmart LP REIT 2.000% due 02/15/31	1,345,000	1,309,584
Deutsche Bank AG (Germany)
1.686% due 03/19/26	1,964,000	1,976,032
2.129% due 11/24/26	1,220,000	1,239,806
Digital Realty Trust LP REIT 3.700% due 08/15/27	1,015,000	1,128,998
DNB Bank ASA (Norway) 1.605% due 03/30/28 ~	805,000	801,353
Empower Finance 2020 LP 3.075% due 09/17/51 ~	625,000	638,930
Equinix, Inc. REIT 2.900% due 11/18/26	840,000	891,442
F&G Global Funding 1.750% due 06/30/26 ~	460,000	463,117
Federal Realty Investment Trust REIT 1.250% due 02/15/26	785,000	778,723
GE Capital Funding LLC 4.400% due 05/15/30	915,000	1,060,753
GE Capital International Funding Unlimited Co. 4.418% due 11/15/35	1,200,000	1,441,282
Goldman Sachs Group, Inc.
0.673% due 03/08/24	1,729,000	1,731,443
1.431% due 03/09/27	925,000	922,948
2.383% due 07/21/32	400,000	396,294
3.691% due 06/05/28	1,785,000	1,966,062
4.017% due 10/31/38	685,000	788,002
4.223% due 05/01/29 §	1,200,000	1,357,012
4.250% due 10/21/25	3,350,000	3,711,672
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	1,125,000	1,079,480
Healthpeak Properties, Inc. REIT 2.875% due 01/15/31	1,130,000	1,179,903
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	1,000,000	993,723
2.013% due 09/22/28	4,175,000	4,177,493
2.206% due 08/17/29	495,000	491,442
4.041% due 03/13/28	750,000	830,344
ING Groep NV (Netherlands) 1.726% due 04/01/27	675,000	679,130
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	960,000	1,014,114

	Principal Amount	Value
Kilroy Realty LP 4.250% due 08/15/29	$600,000	$678,292
Life Storage LP due 10/15/31 #	730,000	723,528
Lloyds Banking Group PLC (United Kingdom) 1.627% due 05/11/27	590,000	589,753
LSEGA Financing PLC (United Kingdom) 2.000% due 04/06/28 ~	1,160,000	1,165,357
Macquarie Group Ltd. (Australia) 1.340% due 01/12/27 ~	1,075,000	1,066,087
Mid-America Apartments LP REIT 3.600% due 06/01/27	1,135,000	1,253,075
Mitsubishi UFJ Financial Group, Inc. (Japan) 3.741% due 03/07/29	2,065,000	2,303,561
Mizuho Financial Group, Inc. (Japan) 1.234% due 05/22/27	515,000	507,119
Morgan Stanley
3.217% due 04/22/42	805,000	842,974
4.457% due 04/22/39	855,000	1,035,056
5.000% due 11/24/25	4,640,000	5,306,881
National Retail Properties, Inc. REIT 4.300% due 10/15/28	1,000,000	1,131,353
Natwest Group PLC (United Kingdom)
1.642% due 06/14/27	704,000	704,383
3.875% due 09/12/23	770,000	816,674
4.445% due 05/08/30	915,000	1,047,655
4.800% due 04/05/26	910,000	1,034,959
NatWest Markets PLC (United Kingdom) 1.600% due 09/29/26 ~	1,000,000	999,884
New York Life Insurance Co. 3.750% due 05/15/50 ~	1,140,000	1,279,064
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	347,000	346,146
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	490,000	492,122
Office Properties, Income Trust
2.400% due 02/01/27	910,000	899,865
3.450% due 10/15/31	210,000	205,653
Park Aerospace Holdings Ltd. (Ireland) 4.500% due 03/15/23 ~	945,000	987,697
Realty Income Corp. REIT 1.800% due 03/15/33	705,000	668,169
Sabra Health Care LP 3.200% due 12/01/31	515,000	505,016
Safehold Operating Partnership LP REIT 2.800% due 06/15/31	1,300,000	1,305,008
Santander UK Group Holdings PLC (United Kingdom) 1.673% due 06/14/27	560,000	557,870
Scentre Group Trust 1/Scentre Group Trust 2 REIT (Australia) 3.625% due 01/28/26 ~	1,225,000	1,329,261
Societe Generale SA (France)
1.488% due 12/14/26 ~	1,700,000	1,681,732
1.792% due 06/09/27 ~	455,000	452,730
2.889% due 06/09/32 ~	1,060,000	1,066,738
4.250% due 04/14/25 ~	1,935,000	2,091,056
4.250% due 08/19/26 ~	200,000	218,487
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,520,000	2,524,948
1.319% due 10/14/23 ~	1,830,000	1,841,837
1.456% due 01/14/27 ~	565,000	556,539
Sumitomo Mitsui Trust (Japan) 1.550% due 03/25/26 ~	811,000	819,979
Teachers Insurance & Annuity Association of America 3.300% due 05/15/50 ~	555,000	584,389
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	250,000	247,258
2.095% due 02/11/32 ~	1,320,000	1,285,087
UDR, Inc. REIT
1.900% due 03/15/33	185,000	172,249
2.100% due 08/01/32	1,130,000	1,086,368

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
UniCredit SPA (Italy)
1.982% due 06/03/27 ~	$540,000	$538,892
5.861% due 06/19/32 ~	315,000	350,579
6.572% due 01/14/22 ~	1,330,000	1,351,646
Wells Fargo & Co.
2.393% due 06/02/28	900,000	929,025
3.068% due 04/30/41	413,000	424,796
4.300% due 07/22/27	3,775,000	4,291,983
Welltower, Inc. REIT 2.800% due 06/01/31	1,200,000	1,237,028
WP Carey, Inc. REIT
2.250% due 04/01/33	325,000	311,184
2.400% due 02/01/31	430,000	424,924

		162,606,036

Industrial - 1.7%
BAE Systems PLC (United Kingdom) 3.400% due 04/15/30 ~	935,000	1,009,902
Boeing Co.
1.167% due 02/04/23	230,000	230,523
1.433% due 02/04/24	465,000	465,721
1.950% due 02/01/24	565,000	578,369
2.196% due 02/04/26	285,000	287,165
2.700% due 02/01/27	2,115,000	2,190,296
2.750% due 02/01/26	230,000	239,686
3.100% due 05/01/26	2,537,000	2,682,797
CSX Corp. 3.800% due 11/01/46	770,000	872,190
Eaton Corp. 4.150% due 11/02/42	760,000	895,709
General Electric Co. 3.450% due 05/01/27	1,140,000	1,251,019
Graphic Packaging International LLC 1.512% due 04/15/26 ~	594,000	594,061
Kansas City Southern 4.700% due 05/01/48	800,000	994,273
L3Harris Technologies, Inc. 1.800% due 01/15/31	460,000	444,234
Lockheed Martin Corp. 2.800% due 06/15/50	970,000	960,405
Masco Corp. 2.000% due 10/01/30	1,125,000	1,088,880
Norfolk Southern Corp. 3.050% due 05/15/50	770,000	769,057
Northrop Grumman Corp. 3.850% due 04/15/45	1,120,000	1,276,708
Otis Worldwide Corp. 3.112% due 02/15/40	750,000	770,358
Penske Truck Leasing Co. LP 1.200% due 11/15/25 ~	1,365,000	1,349,771
Raytheon Technologies Corp.
2.250% due 07/01/30	975,000	985,223
3.750% due 11/01/46	530,000	589,274
Union Pacific Corp. 3.550% due 08/15/39	765,000	853,991

		21,379,612

Technology - 2.0%
Analog Devices, Inc. due 10/01/41 #	564,000	564,884
Apple, Inc. 3.450% due 02/09/45	1,370,000	1,519,097
Broadcom, Inc.
1.950% due 02/15/28 ~	1,300,000	1,284,521
3.187% due 11/15/36 ~	147,000	146,830
4.150% due 11/15/30	2,728,000	3,024,269
CGI, Inc. (Canada)
1.450% due 09/14/26 ~	515,000	509,886
2.300% due 09/14/31 ~	925,000	899,606

	Principal Amount	Value
Citrix Systems, Inc. 1.250% due 03/01/26	$190,000	$186,983
Dell International LLC 6.200% due 07/15/30	1,780,000	2,279,336
International Business Machines Corp. 4.000% due 06/20/42	455,000	525,846
Leidos, Inc. 2.300% due 02/15/31	185,000	180,985
Microchip Technology, Inc.
0.972% due 02/15/24 ~	675,000	675,639
0.983% due 09/01/24 ~	900,000	899,176
NXP BV/NXP Funding LLC/NXP USA, Inc. (China)
2.500% due 05/11/31 ~	870,000	878,736
3.250% due 05/11/41 ~	895,000	925,531
Oracle Corp.
2.300% due 03/25/28	710,000	726,612
2.950% due 04/01/30	1,445,000	1,514,735
3.650% due 03/25/41	1,500,000	1,553,670
3.800% due 11/15/37	1,375,000	1,485,365
3.950% due 03/25/51	645,000	681,511
Roper Technologies, Inc. 1.750% due 02/15/31	1,125,000	1,073,704
TSMC Global Ltd. (Taiwan) 1.375% due 09/28/30 ~	1,385,000	1,291,782
VMware, Inc.
1.400% due 08/15/26	1,028,000	1,023,844
4.700% due 05/15/30	915,000	1,079,337
Xilinx, Inc. 2.375% due 06/01/30	550,000	561,479

		25,493,364

Utilities - 2.0%
Alexander Funding Trust 1.841% due 11/15/23 ~	800,000	815,649
Appalachian Power Co. 4.500% due 03/01/49	490,000	600,414
Atmos Energy Corp.
0.625% due 03/09/23	205,000	205,008
1.500% due 01/15/31	705,000	664,024
Berkshire Hathaway Energy Co. 2.850% due 05/15/51	1,100,000	1,052,948
CenterPoint Energy Resources Corp. 1.750% due 10/01/30	560,000	538,582
Consumers Energy Co. 3.250% due 08/15/46	265,000	279,216
Dominion Energy, Inc. 3.300% due 04/15/41	1,000,000	1,039,887
DTE Electric Co. 3.250% due 04/01/51	500,000	530,383
Duke Energy Corp.
3.400% due 06/15/29	1,040,000	1,125,276
3.750% due 09/01/46	600,000	641,975
Duke Energy Indiana LLC 3.250% due 10/01/49	395,000	409,794
Edison International 5.750% due 06/15/27	255,000	293,821
Emera US Finance LP (Canada) 4.750% due 06/15/46	550,000	650,196
Enel Finance International NV (Italy) 3.625% due 05/25/27 ~	815,000	902,759
Entergy Arkansas LLC 2.650% due 06/15/51	995,000	929,248
Entergy Louisiana LLC
2.900% due 03/15/51	260,000	254,203
4.000% due 03/15/33	430,000	494,629
Evergy, Inc. 2.900% due 09/15/29	1,160,000	1,218,184
Exelon Generation Co. LLC 3.250% due 06/01/25	2,330,000	2,485,818
FirstEnergy Transmission LLC 4.550% due 04/01/49 ~	525,000	616,041

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Fortis, Inc. (Canada) 3.055% due 10/04/26	$750,000	$805,150
ITC Holdings Corp. 2.950% due 05/14/30 ~	360,000	378,087
Jersey Central Power & Light Co. 4.300% due 01/15/26 ~	530,000	583,961
NRG Energy, Inc.
2.000% due 12/02/25 ~	430,000	437,414
2.450% due 12/02/27 ~	520,000	528,024
OGE Energy Corp. 0.703% due 05/26/23	345,000	345,036
Oklahoma Gas and Electric Co. 0.553% due 05/26/23	415,000	415,014
Pacific Gas and Electric Co.
1.367% due 03/10/23	575,000	573,120
2.950% due 03/01/26	300,000	308,192
3.450% due 07/01/25	475,000	496,307
3.750% due 08/15/42	191,000	173,398
4.300% due 03/15/45	325,000	321,376
PacifiCorp 4.150% due 02/15/50	450,000	536,757
Southern California Edison Co.
1.200% due 02/01/26	540,000	535,562
4.125% due 03/01/48	340,000	371,146
Southern Co Gas Capital Corp. 4.400% due 06/01/43	1,000,000	1,176,185
Southern Power Co. 5.150% due 09/15/41	895,000	1,096,419
WEC Energy Group, Inc. 1.375% due 10/15/27	615,000	605,057

		25,434,260

Total Corporate Bonds & Notes (Cost $419,943,758)		420,327,425

MORTGAGE-BACKED SECURITIES - 29.0%
Collateralized Mortgage Obligations - Commercial - 2.9%
ACRE Commercial Mortgage Ltd. (Cayman)
0.917% (USD LIBOR + 0.830%) due 12/18/37 § ~	2,730,043	2,730,090
1.487% (USD LIBOR + 1.400%) due 12/18/37 § ~	1,198,000	1,198,008
BAMLL RE-Remic Trust 2.267% due 11/26/47 § ~	1,955,000	1,946,949
BPR Trust 1.334% (USD LIBOR + 1.250%) due 02/15/29 § ~	1,790,000	1,791,631
Bayview Financing Trust 1.845% (USD LIBOR + 1.750%) due 11/10/32 § ± ~	311,816	311,816
3.152% (USD LIBOR + 3.000%) due 11/10/22 § ± ~	1,371,183	1,371,183
Commercial Mortgage Trust 2.399% due 01/10/38 § ~	1,600,000	1,606,649
Freddie Mac 1.850% (SOFR + 1.800%) due 07/25/41 § ~	3,887,249	3,902,652
Freddie Mac (IO)
1.291% due 11/25/30 §	18,945,000	1,885,336
1.306% due 10/25/30 §	15,300,000	1,532,309
1.364% due 12/25/29	8,830,000	779,510
FREMF Mortgage Trust
3.690% due 01/25/26 § ~	2,100,000	2,158,231
4.003% due 01/25/50 § ~	2,385,000	2,619,952
4.190% due 04/25/48 § ~	2,000,000	2,137,408
4.282% due 08/25/47 § ~	2,000,000	2,148,136
FRR RE REMIC Trust 0.422% due 10/27/46 ~	2,400,000	2,346,002

	Principal Amount	Value
MHC Commercial Mortgage Trust 2.185% (USD LIBOR + 2.101%) due 04/15/38 § ~	$750,000	$754,299
PFP Ltd. (Cayman) 1.485% (USD LIBOR + 1.400%) due 04/14/38 § ~	1,570,922	1,570,543
SLG Office Trust 2.585% due 07/15/41 ~	2,470,000	2,559,111
Wells Fargo Commercial Mortgage Trust 1.234% (USD LIBOR + 1.150%) due 02/15/40 § ~	1,099,916	1,108,574

		36,458,389

Collateralized Mortgage Obligations - Residential - 6.4%
Anchor Mortgage Trust 2.600% due 10/25/26 ~	3,550,000	3,593,960
ANTLR Mortgage Trust 2.115% due 11/25/24 § ~	1,864,000	1,875,912
Cascade MH Asset Trust 2.708% due 02/25/46 ~	1,420,000	1,438,040
CFMT LLC 1.374% due 02/25/31 § ~	3,815,000	3,812,057
CSMC Trust
1.668% due 09/27/60 § ~	3,445,648	3,458,502
3.023% due 08/25/60 § ~	2,106,799	2,138,249
Fannie Mae REMICS 3.500% due 11/25/57	6,026,519	6,397,338
FMC GMSR Issuer Trust
3.620% due 07/25/26 § ~	2,600,000	2,600,150
3.650% due 02/25/24 ± ~	3,630,000	3,643,358
4.450% due 01/25/26 § ~	2,700,000	2,688,733
Government National Mortgage Association (IO) 0.616% due 03/20/71 §	57,899,849	3,093,299
Government National Mortgage Association
1.367% (USD LIBOR + 1.280%) due 01/20/71 §	5,977,361	6,346,657
1.367% (USD LIBOR + 1.280%) due 02/20/71 §	3,935,355	4,183,032
LHOME Mortgage Trust 2.090% due 09/25/26 § ~	1,000,000	998,991
PRPM LLC
2.115% due 01/25/26 § ~	1,911,232	1,916,642
2.115% due 03/25/26 § ~	1,415,609	1,419,129
3.104% due 11/25/25 § ~	2,536,048	2,553,761
Seasoned Credit Risk Transfer Trust
2.000% due 05/25/60	6,603,873	6,639,613
3.000% due 05/25/60	14,420,973	15,242,777
Towd Point Mortgage Trust 2.918% due 11/30/60 § ~	3,548,705	3,644,701
Two 3.580% (USD LIBOR + 3.000%) due 03/25/22 ± § ~	2,800,000	2,800,000
ZH Trust 2.253% due 02/18/27 ~	1,100,000	1,103,964

		81,588,865

Fannie Mae - 9.4%
due 05/01/31 - 10/01/51 #	16,320,000	16,818,789
due 05/01/31 - 10/01/51 # ±	6,400,000	6,425,984
due 12/01/51 #	33,485,000	34,380,985
0.970% due 07/01/27	5,779,705	5,673,935
1.090% due 04/01/28	2,889,000	2,829,842
1.275% due 04/01/30	3,723,067	3,634,232
1.370% due 03/01/30	3,655,000	3,583,619
1.410% due 12/01/30	10,170,000	9,944,945
1.440% due 01/01/31	1,400,000	1,376,615
1.460% due 12/01/30	5,000,000	4,910,871
1.560% due 01/01/31	2,700,000	2,673,851
1.815% due 01/01/31	1,043,705	1,056,178
2.550% due 10/01/30	905,000	968,783
3.000% due 04/01/48 - 10/01/50	6,765,608	7,035,505

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.500% due 07/01/50 - 03/01/60	$6,100,524	$6,620,074
3.610% due 01/01/37	2,730,236	3,071,369
4.000% due 10/01/43 - 06/01/47	2,129,574	2,338,103
5.000% due 01/01/59	3,064,363	3,578,728
5.500% due 05/01/58	3,023,886	3,604,440

		120,526,848

Freddie Mac - 0.1%
3.500% due 04/01/37	1,679,828	1,817,984

Government National Mortgage Association - 10.2%
1.910% (UST + 1.838%) due 08/20/71 §	2,348,992	2,578,778
2.500% due 10/20/45 - 08/20/51	93,173,917	96,253,015
2.815% due 07/20/71 §	2,446,976	2,549,198
2.932% due 10/20/70 §	2,456,768	2,577,098
3.000% due 08/20/50 - 10/20/50	3,147,788	3,392,125
3.060% due 09/20/70 §	6,939,753	7,294,502
3.500% due 10/20/50 - 01/20/51	14,811,813	16,138,883

		130,783,599

Total Mortgage-Backed Securities (Cost $373,124,244)		371,175,685

ASSET-BACKED SECURITIES - 11.0%
Ajax Mortgage Loan Trust 2.239% due 06/25/66 § ~	1,781,761	1,780,468
American Homes 4 Rent 5.885% due 04/17/52 ~	2,135,000	2,352,506
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	3,060,000	3,048,963
AMSR Trust
2.006% due 11/17/37 ~	2,120,000	2,108,923
2.327% due 10/17/38 ~	1,342,000	1,335,180
Aqua Finance Trust 3.970% due 07/17/46 ~	1,225,000	1,290,215
Business Jet Securities LLC
2.918% due 04/15/36 ~	3,911,462	3,938,808
2.981% due 11/15/35 ~	2,702,308	2,742,106
4.212% due 07/15/34 ~	924,412	949,709
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	428,388	440,289
Carvana Auto Receivables Trust 3.430% due 01/15/26 ~	2,500,000	2,594,024
CFMT LLC 0.946% due 12/26/30 § ~	1,701,323	1,706,099
Consumer Receivables Asset Investment Trust 3.132% (USD LIBOR + 3.000%) due 03/24/23 § ~	1,740,000	1,743,548
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	2,170,000	2,186,890
Credit Acceptance Auto Loan Trust
1.640% due 06/17/30 ~	3,815,000	3,823,924
2.730% due 11/15/29 ~	2,500,000	2,576,835
Credito Real USA Auto Receivables Trust 1.350% due 02/16/27 ~	987,744	988,406
Crossroads Asset Trust 1.120% due 06/20/25 ~	679,000	679,814
DataBank Issuer 2.060% due 02/27/51 ~	1,300,000	1,300,599
Diamond Resorts Owner Trust 4.530% due 01/21/31 ~	228,832	235,096
Drive Auto Receivables Trust 3.180% due 10/15/26	3,000,000	3,087,344
DT Auto Owner Trust
1.100% due 02/16/27 ~	1,155,000	1,158,660
2.960% due 04/15/25 ~	2,510,000	2,584,322

	Principal Amount	Value
FHF Trust 1.270% due 03/15/27 ~	$403,542	$403,467
Finance of America HECM Buyout
0.875% due 02/25/31 § ~	2,112,822	2,114,913
1.588% due 02/25/31 § ~	850,000	849,623
Firstkey Homes Trust 2.389% due 08/17/38 ~	2,500,000	2,485,410
Flagship Credit Auto Trust
0.530% due 04/15/25 ~	628,266	628,906
2.180% due 02/16/27 ~	1,762,000	1,796,925
Freed ABS Trust 0.660% due 03/20/28 ~	2,025,836	2,027,090
Freedom 2021 SAVF 4.480% (USD LIBOR + 4.400%) due 03/25/22 ± § ~	2,800,000	2,800,000
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	2,850,000	2,869,616
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	850,000	852,983
1.140% due 11/17/25 ~	845,000	849,620
1.640% due 10/15/26 ~	425,000	427,820
LendingPoint Asset Securitization Trust 2.731% due 10/15/28 ~	1,000,000	1,010,407
LFT CRE Ltd. (Cayman) 2.034% (USD LIBOR + 1.950%) due 06/15/39 § ~	2,590,000	2,599,871
LL ABS Trust 3.790% due 01/17/28 ~	1,900,000	1,942,725
LP LMS 2021 1 ASSET 10 3.228% due 10/15/28 ± ~	2,040,364	2,062,282
LP LMS Asset Securitization Trust 1.750% due 01/15/29 ~	3,300,000	3,309,610
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	2,500,000	2,549,486
Mercury Financial Credit Card Master Trust 1.540% due 03/20/26 ~	1,125,000	1,128,765
MVW LLC 1.140% due 01/22/41 ~	1,343,258	1,345,662
NRZ Excess Spread-Collateralized Notes
2.981% due 03/25/26 ~	1,822,994	1,833,353
3.104% due 07/25/26 ~	4,281,470	4,304,061
3.228% due 05/25/26 ~	2,080,347	2,091,910
3.844% due 12/25/25 ~	1,695,129	1,715,498
Octane Receivables Trust 2.890% due 03/20/26 ~	2,600,000	2,666,578
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	675,000	713,996
Oportun Funding LLC 2.200% due 05/15/24 ~	917,659	920,912
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	3,414,572	3,423,865
Pretium Mortgage Credit Partners I LLC
2.240% due 09/27/60 § ~	2,761,907	2,765,232
3.105% due 06/27/60 § ~	2,119,785	2,122,617
Progress Residential Trust
2.106% due 04/17/38 ~	3,250,000	3,210,626
2.409% due 05/17/38 ~	1,570,000	1,575,673
2.425% due 07/17/38 ~	2,200,000	2,201,070
2.538% due 05/17/26 ~	1,650,000	1,651,073
2.547% due 04/19/38 ~	2,550,000	2,548,843
Regional Management Issuance Trust
1.680% due 03/17/31 ~	1,217,000	1,218,634
2.420% due 03/17/31 ~	895,000	894,722
3.800% due 10/15/30 ~	2,000,000	2,043,528
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	1,400,000	1,407,161
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	2,055,000	2,049,326
Sierra Timeshare Receivables Funding LLC 1.340% due 11/20/37 ~	1,230,903	1,231,578
Towd Point Mortgage Trust 4.000% due 11/25/47 § ~	1,249,908	1,263,156

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Tricolor Auto Securitization Trust 1.920% due 05/15/26 ~	$815,000	$814,639
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	850,000	851,003
Upstart Securitization Trust 0.870% due 03/20/31 ~	1,788,746	1,792,475
VCAT LLC 2.289% due 12/26/50 § ~	3,187,010	3,198,834
VOLT XCII LLC 1.893% due 02/27/51 § ~	763,407	764,186
VOLT XCIII LLC 1.893% due 02/27/51 § ~	2,785,903	2,797,415
VOLT XCIV LLC 2.240% due 02/27/51 § ~	1,936,751	1,940,467
VOLT XCIX LLC 2.116% due 04/25/51 § ~	1,301,982	1,305,889
VOLT XCVI LLC 2.116% due 03/27/51 § ~	1,622,790	1,625,381
VOLT XCVII LLC 2.240% due 04/25/51 § ~	1,625,429	1,627,288
VOLT XCVIII LLC 2.116% due 04/25/51 § ~	1,445,981	1,450,778

Total Asset-Backed Securities (Cost $140,276,620)		140,729,676

U.S. TREASURY OBLIGATIONS - 24.9%
U.S. Treasury Bonds - 5.3%
1.125% due 08/15/40	6,945,000	5,978,668
1.375% due 08/15/50	11,770,000	9,935,535
1.625% due 11/15/50	6,885,000	6,187,625
1.875% due 02/15/41	14,025,000	13,723,681
1.875% due 02/15/51	16,825,000	16,049,473
2.250% due 05/15/41	9,362,000	9,737,943
2.250% due 08/15/46	950,000	981,432
2.375% due 05/15/51	260,000	277,550
2.875% due 08/15/45	4,210,000	4,855,643

		67,727,550

U.S. Treasury Bond Strips - 1.0%
1.587% due 05/15/30	15,000,000	13,094,481

U.S. Treasury Notes - 18.6%
0.125% due 10/15/23	58,070,000	57,872,653
0.250% due 09/30/25	72,090,000	70,560,903
0.375% due 01/31/26	115,000	112,556
0.375% due 09/30/27	27,065,000	25,831,745
0.500% due 02/28/26	21,440,000	21,082,387
0.875% due 06/30/26	1,155,000	1,151,030
1.250% due 03/31/28	5,485,000	5,486,500
1.250% due 06/30/28	13,400,000	13,373,305
1.750% due 07/31/24	40,250,000	41,704,346
2.500% due 02/28/26	270,000	289,037

		237,464,462

Total U.S. Treasury Obligations (Cost $318,638,808)		318,286,493

FOREIGN GOVERNMENT BONDS & NOTES - 0.6%
Chile Government (Chile) 2.550% due 01/27/32	272,000	270,186
Colombia Government (Colombia)
4.000% due 02/26/24	550,000	575,611
4.500% due 01/28/26	530,000	569,307
5.000% due 06/15/45	490,000	479,411
5.200% due 05/15/49	325,000	324,558
5.625% due 02/26/44	460,000	481,109

	Principal Amount	Value
Mexico Government (Mexico)
2.659% due 05/24/31	$596,000	$576,469
3.750% due 01/11/28	730,000	795,171
3.771% due 05/24/61	439,000	390,637
4.125% due 01/21/26	530,000	593,552
4.500% due 01/31/50	450,000	461,340
4.600% due 01/23/46	480,000	499,210
Panama Government (Panama)
3.160% due 01/23/30	480,000	495,341
4.500% due 04/16/50	415,000	453,267
Peruvian Government (Peru) 5.625% due 11/18/50	365,000	495,393
Saudi Government (Saudi Arabia) 2.250% due 02/02/33 ~	338,000	329,298

Total Foreign Government Bonds & Notes (Cost $8,321,374)		7,789,860

MUNICIPAL BONDS - 0.2%
California State Build America Bonds 7.350% due 11/01/39	1,000,000	1,591,831
University of California 3.706% due 05/15/20	675,000	723,244

Total Municipal Bonds (Cost $2,292,819)		2,315,075

SHORT-TERM INVESTMENTS - 5.6%
Corporate Notes - 0.1%
Pacific Gas and Electric Co. 1.500% (USD LIBOR + 1.375%) due 11/15/21 §	1,895,000	1,895,817

Mortgage-Backed Securities - 0.6%
MRA Issuance Trust
1.842% (USD LIBOR + 1.750%) due 02/16/22 § ~	4,100,000	4,134,834
2.836% (USD LIBOR + 2.750%) due 02/16/22 § ~	4,100,000	4,132,308

		8,267,142

Repurchase Agreement - 4.9%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $62,783,204; collateralized by U.S. Treasury Notes: 1.250% due 09/30/2028 and value $64,038,904)	62,783,204	62,783,204

Total Short-Term Investments (Cost $ 72,878,204)		72,946,163

TOTAL INVESTMENTS - 104.2% (Cost $1,335,475,827)		1,333,570,377

OTHER ASSETS & LIABILITIES, NET - (4.2%)		(53,730,275)

NET ASSETS - 100.0%		$1,279,840,102

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$420,327,425	$-	$420,327,425	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	36,458,389	-	34,775,390	1,682,999
	Collateralized Mortgage Obligations - Residential	81,588,865	-	75,145,507	6,443,358
	Fannie Mae	120,526,848	-	114,100,864	6,425,984
	Freddie Mac	1,817,984	-	1,817,984	-
	Government National Mortgage Association	130,783,599	-	130,783,599	-

	Total Mortgage-Backed Securities	371,175,685	-	356,623,344	14,552,341

	Asset-Backed Securities	140,729,676	-	135,867,394	4,862,282
	U.S. Treasury Obligations	318,286,493	-	318,286,493	-
	Foreign Government Bonds & Notes	7,789,860	-	7,789,860	-
	Municipal Bonds	2,315,075	-	2,315,075	-
	Short-Term Investments	72,946,163	-	72,946,163	-

	Total	$1,333,570,377	$-	$1,314,155,754	$19,414,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERMEDIATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended September 30, 2021:

	Mortgage-Backed Securities	Asset-Backed Securities	Total
Value, Beginning of Period	$11,268,017	$ -	$11,268,017
Purchases	14,472,000	5,325,000	19,797,000
Sales (Includes Paydowns)	(11,085,018)	(484,636)	(11,569,654)
Accrued Discounts (Premiums)	-	-	-
Net Realized Gains (Losses)	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	(102,658)	21,918	(80,740)
Transfers In	-	-	-
Transfers Out	-	-	-

Value, End of Period	$14,552,341	$4,862,282	$19,414,623

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($102,658)	$21,918	($80,740)

Additional information about Level 3 fair value measurements as of September 30, 2021 was as follows:

	Value at 09/30/21	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Mortgage-Backed Securities	$5,326,357	Cost	Trade price	100.00-100.37	100.12

All other significant unobservable inputs used to value Mortgage-Backed Securities for $9,225,984, and Asset-Backed securities for an aggregate value of $4,862,282 were provide by a single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.1%
Communications - 1.1%
AT&T Mobility II LLC Series A * ±	1,148,058	$30,155,054

Total Preferred Stocks (Cost $31,052,577)		30,155,054

	Principal Amount
CORPORATE BONDS & NOTES - 37.8%
Basic Materials - 0.4%
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	$5,400,000	5,384,681
Syngenta Finance NV (Switzerland) 4.441% due 04/24/23 ~	4,400,000	4,600,703

		9,985,384

Communications - 1.3%
Charter Communications Operating LLC 3.850% due 04/01/61	7,500,000	7,168,900
Level 3 Financing, Inc. 3.400% due 03/01/27 ~	2,000,000	2,109,200
Lumen Technologies, Inc. 4.000% due 02/15/27 ~	2,600,000	2,659,930
SES SA (Luxembourg) 3.600% due 04/04/23 ~	800,000	831,970
Sprint Corp. 7.875% due 09/15/23	1,200,000	1,342,320
T-Mobile USA, Inc.
2.050% due 02/15/28	3,000,000	3,025,842
2.550% due 02/15/31	8,400,000	8,435,426
3.875% due 04/15/30	3,100,000	3,424,552
Walt Disney Co. 2.650% due 01/13/31	6,600,000	6,895,173

		35,893,313

Consumer, Cyclical - 4.6%
Air Canada Pass-Through Trust Class AA (Canada) 3.750% due 06/15/29 ~	1,669,565	1,745,291
Alaska Airlines Pass-Through Trust Class A 4.800% due 02/15/29 ~	5,990,476	6,686,234
American Airlines Pass-Through Trust Class A
3.250% due 04/15/30	2,391,957	2,317,891
4.000% due 01/15/27	2,321,329	2,258,212
American Airlines Pass-Through Trust Class AA 3.000% due 04/15/30	3,664,499	3,664,429
Daimler Finance North America LLC (Germany)
2.850% due 01/06/22 ~	2,300,000	2,315,404
3.700% due 05/04/23 ~	6,200,000	6,504,710
DR Horton, Inc. 5.750% due 08/15/23	4,500,000	4,881,163
Ford Motor Credit Co. LLC
2.748% due 06/14/24	GBP 3,400,000	4,635,571
3.021% due 03/06/24	EUR 5,400,000	6,529,725
3.375% due 11/13/25	$7,100,000	7,304,125
General Motors Financial Co., Inc.
1.222% (USD LIBOR + 1.100%) due 11/06/21 §	1,600,000	1,601,398
1.683% (USD LIBOR + 1.550%) due 01/14/22 §	1,100,000	1,104,104
Hyatt Hotels Corp. due 10/01/24 #	7,200,000	7,216,296

	Principal Amount	Value
Hyundai Capital America
1.650% due 09/17/26 ~	$7,200,000	$7,138,904
2.100% due 09/15/28 ~	7,200,000	7,101,776
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	8,512,077	9,288,397
Marriott International, Inc. 2.125% due 10/03/22	6,300,000	6,376,762
Newell Brands, Inc. 4.350% due 04/01/23	1,121,000	1,168,710
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 ~	600,000	611,081
2.650% due 07/13/22 ~	3,000,000	3,046,007
2.750% due 03/09/28 ~	5,900,000	5,968,305
3.875% due 09/21/23 ~	3,400,000	3,588,925
Nissan Motor Co. Ltd. (Japan) 4.810% due 09/17/30 ~	8,900,000	10,015,393
Panasonic Corp. (Japan) 2.536% due 07/19/22 ~	3,500,000	3,551,592
Starbucks Corp. 2.550% due 11/15/30	9,700,000	9,971,594
Toyota Tsusho Corp. (Japan) 3.625% due 09/13/23 ~	900,000	950,679
Volkswagen Group of America Finance LLC (Germany) 4.625% due 11/13/25 ~	1,000,000	1,124,681
Volkswagen Leasing GmbH (Germany) 1.000% due 02/16/23 ~	EUR 1,300,000	1,530,393

		130,197,752

Consumer, Non-Cyclical - 4.5%
AbbVie, Inc. 3.200% due 11/06/22	$4,400,000	4,515,457
Amgen, Inc. 2.600% due 08/19/26	8,100,000	8,573,389
Anthem, Inc.
2.375% due 01/15/25	3,400,000	3,543,652
2.550% due 03/15/31	7,300,000	7,507,809
Bacardi Ltd. (Bermuda) 4.450% due 05/15/25 ~	6,700,000	7,387,414
Bayer US Finance II LLC (Germany)
1.126% (USD LIBOR + 1.010%) due 12/15/23 § ~	700,000	709,571
4.375% due 12/15/28 ~	7,400,000	8,384,484
Block Financial LLC 3.875% due 08/15/30	6,600,000	7,182,334
Conagra Brands, Inc. 4.300% due 05/01/24	3,900,000	4,228,985
Constellation Brands, Inc. 3.700% due 12/06/26	4,400,000	4,849,542
CVS Health Corp. 2.125% due 09/15/31	7,000,000	6,882,722
CVS Pass-Through Trust 6.943% due 01/10/30	168,124	203,494
Danone SA (France) 2.589% due 11/02/23 ~	2,300,000	2,389,242
Duke University 2.682% due 10/01/44	9,600,000	9,645,407
General Mills, Inc. 1.144% (USD LIBOR + 1.010%) due 10/17/23 §	1,000,000	1,017,665
HCA, Inc.
4.750% due 05/01/23	100,000	106,288
5.000% due 03/15/24	5,600,000	6,147,986
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	9,000,000	9,472,504
3.875% due 07/26/29 ~	3,300,000	3,553,660
Mylan, Inc. 4.200% due 11/29/23	1,500,000	1,599,057
Sysco Corp. 5.650% due 04/01/25	7,300,000	8,398,912

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Takeda Pharmaceutical Co. Ltd. (Japan) 2.050% due 03/31/30	$2,600,000	$2,561,171
Utah Acquisition Sub, Inc. 2.250% due 11/22/24 ~	EUR 6,100,000	7,527,027
Zoetis, Inc. 2.000% due 05/15/30	$9,700,000	9,617,712

		126,005,484

Energy - 1.2%
ANR Pipeline Co. 9.625% due 11/01/21	2,300,000	2,315,833
Cheniere Corpus Christi Holdings LLC 7.000% due 06/30/24	1,500,000	1,696,955
Chevron Corp. 2.236% due 05/11/30	4,000,000	4,103,205
El Paso Natural Gas Co. LLC 8.625% due 01/15/22	4,500,000	4,605,882
Energy Transfer LP 4.250% due 03/15/23	2,700,000	2,815,273
Midwest Connector Capital Co. LLC 3.900% due 04/01/24 ~	4,100,000	4,289,507
MPLX LP 3.500% due 12/01/22	1,400,000	1,444,528
Odebrecht Drilling Norbe VIII (Brazil) 7.350% PIK due 12/01/26 ~	2,175,929	1,213,102
Odebrecht Oil & Gas Finance Ltd. (Brazil) 0.000% due 11/01/21 ~	1,012,000	8,845
Plains All American Pipeline LP 3.650% due 06/01/22	4,400,000	4,458,194
Rio Oil Finance Trust (Brazil)
9.250% due 07/06/24 ~	1,025,841	1,126,493
9.750% due 01/06/27 ~	3,963,063	4,669,558

		32,747,375

Financial - 16.2%
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	7,400,000	7,960,846
American Campus Communities Operating Partnership LP REIT 2.850% due 02/01/30	5,000,000	5,142,005
American Tower Corp. REIT
3.000% due 06/15/23	900,000	937,358
3.375% due 05/15/24	9,500,000	10,123,699
Aviation Capital Group LLC
2.875% due 01/20/22 ~	3,680,000	3,699,342
4.125% due 08/01/25 ~	6,620,000	7,130,070
Banco Bilbao Vizcaya Argentaria SA (Spain)
0.875% due 09/18/23	2,100,000	2,113,103
1.125% due 09/18/25	3,400,000	3,365,944
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/22 * Y ~	EUR 1,000,000	202,711
4.750% due 01/15/22 * Y ~	5,600,000	1,135,183
Bank of America Corp. 1.125% (USD LIBOR + 1.000%) due 04/24/23 §	$4,900,000	4,927,057
Banque Federative du Credit Mutuel SA (France) 3.750% due 07/20/23 ~	7,400,000	7,831,559
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	1,659,000	1,778,803
Barclays PLC (United Kingdom)
3.375% due 04/02/25 ~	EUR 900,000	1,128,662
7.750% due 09/15/23	$3,000,000	3,277,500
7.875% due 03/15/22 ~	3,600,000	3,689,928
BNP Paribas SA (France)
1.904% due 09/30/28 ~	9,000,000	8,963,821
4.625% due 02/25/31 ~	1,500,000	1,535,625
Boston Properties LP REIT
2.450% due 10/01/33	7,000,000	6,817,766
3.250% due 01/30/31	3,200,000	3,402,141

	Principal Amount	Value
BPCE SA (France) 4.000% due 09/12/23 ~	$4,850,000	$5,161,775
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	8,200,000	8,534,904
Citigroup, Inc. 2.572% due 06/03/31	8,100,000	8,261,222
CPI Property Group SA (Czech Republic) 4.750% due 03/08/23 ~	6,000,000	6,345,300
Credit Agricole SA (France) 1.907% due 06/16/26 ~	7,200,000	7,339,948
Credit Suisse AG (Switzerland) 6.500% due 08/08/23 ~	3,200,000	3,509,357
Credit Suisse Group AG (Switzerland)
1.354% (USD LIBOR + 1.240%) due 06/12/24 § ~	6,200,000	6,296,916
3.869% due 01/12/29 ~	9,100,000	9,939,086
7.125% due 07/29/22 ~	500,000	519,620
Crown Castle International Corp. REIT 3.700% due 06/15/26	2,277,000	2,486,768
Deutsche Bank AG (Germany)
1.315% (USD LIBOR + 1.190%) due 11/16/22 §	5,800,000	5,855,924
1.750% due 01/17/28 ~	EUR 6,300,000	7,732,534
2.625% due 12/16/24 ~	GBP 5,000,000	6,982,928
3.300% due 11/16/22	$9,400,000	9,699,865
Digital Realty Trust LP REIT 3.600% due 07/01/29	4,500,000	4,926,350
EPR Properties REIT 4.500% due 04/01/25	2,200,000	2,351,611
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,613,182
GE Capital Funding LLC 3.450% due 05/15/25	7,430,000	8,016,545
GE Capital International Funding Unlimited Co. 4.418% due 11/15/35	7,700,000	9,248,229
GLP Capital LP REIT 4.000% due 01/15/30	1,800,000	1,935,126
Hana Bank (South Korea) 3.375% due 01/30/22 ~	5,000,000	5,047,175
Host Hotels & Resorts LP REIT
3.875% due 04/01/24	700,000	741,765
4.000% due 06/15/25	1,350,000	1,448,104
ING Groep NV (Netherlands) 1.400% due 07/01/26 ~	8,200,000	8,224,152
Intercontinental Exchange, Inc. 2.100% due 06/15/30	7,100,000	7,030,811
Intesa Sanpaolo SPA (Italy) 3.250% due 09/23/24 ~	7,300,000	7,711,491
JPMorgan Chase & Co.
1.578% due 04/22/27	7,000,000	7,018,448
2.182% due 06/01/28	9,600,000	9,807,181
Kilroy Realty LP REIT
3.450% due 12/15/24	2,200,000	2,349,373
4.375% due 10/01/25	2,600,000	2,894,915
Life Storage LP REIT
due 10/15/31 #	7,000,000	6,937,937
3.875% due 12/15/27	2,600,000	2,921,272
Lloyds Banking Group PLC (United Kingdom)
3.500% due 04/01/26 ~	EUR 3,300,000	4,279,187
4.450% due 05/08/25	$4,500,000	4,993,922
4.947% due 06/27/25 ~	EUR 300,000	381,399
Manulife Financial Corp. (Canada) 4.150% due 03/04/26	$500,000	559,485
Mid-America Apartments LP REIT 4.200% due 06/15/28	3,000,000	3,438,613
Mitsubishi HC Capital, Inc. (Japan) 3.406% due 02/28/22 ~	1,800,000	1,816,975
Mitsubishi UFJ Financial Group, Inc. (Japan) 1.412% due 07/17/25	10,600,000	10,665,715

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principle Amount	Value
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31	$8,700,000	$8,562,194
2.555% due 09/13/25	8,600,000	9,004,541
MPT Operating Partnership LP REIT 3.692% due 06/05/28	GBP 1,300,000	1,869,222
National Retail Properties, Inc. REIT 3.500% due 10/15/27	$5,600,000	6,083,189
Natwest Group PLC (United Kingdom) 2.000% due 03/04/25 ~	EUR 4,600,000	5,585,084
Navient Corp. 6.500% due 06/15/22	$500,000	516,875
Nomura Holdings, Inc. (Japan) 2.679% due 07/16/30	6,700,000	6,773,262
Omega Healthcare Investors, Inc. REIT
4.375% due 08/01/23	453,000	479,893
4.750% due 01/15/28	590,000	664,242
Public Storage REIT 3.094% due 09/15/27	1,900,000	2,077,967
Regency Centers LP REIT 4.125% due 03/15/28	3,500,000	3,924,341
Scentre Group Trust REIT (Australia) 3.625% due 01/28/26 ~	9,700,000	10,525,579
Service Properties Trust REIT 4.950% due 10/01/29	7,200,000	7,054,740
Simon Property Group LP REIT 2.750% due 06/01/23	5,000,000	5,163,190
SL Green Realty Corp. REIT 4.500% due 12/01/22	2,400,000	2,481,489
Societe Generale SA (France) 4.250% due 09/14/23 ~	7,700,000	8,222,440
Spirit Realty LP REIT 3.200% due 01/15/27	8,100,000	8,644,718
Standard Chartered PLC (United Kingdom) 1.456% due 01/14/27 ~	7,300,000	7,190,686
State Bank of India (India) 4.000% due 01/24/22 ~	3,900,000	3,939,273
STORE Capital Corp. REIT 4.500% due 03/15/28	7,600,000	8,577,428
Sumitomo Mitsui Financial Group, Inc. (Japan) 1.902% due 09/17/28	8,500,000	8,406,394
Synchrony Financial 5.150% due 03/19/29	4,700,000	5,505,507
Tesco Property Finance PLC (United Kingdom)
5.661% due 10/13/41 ~	GBP 97,661	172,443
5.801% due 10/13/40 ~	191,554	338,440
UBS Group AG (Switzerland) 4.125% due 04/15/26 ~	$7,100,000	7,916,632
UniCredit SPA (Italy) 7.830% due 12/04/23 ~	11,800,000	13,508,189
Virgin Money UK PLC (United Kingdom) 4.000% due 09/03/27 ~	GBP 500,000	743,608
Wells Fargo & Co.
2.393% due 06/02/28	$8,100,000	8,361,227
3.550% due 09/29/25	9,200,000	10,027,084

		456,508,110

Industrial - 3.1%
AP Moller - Maersk AS Class A (Denmark) 4.500% due 06/20/29 ~	8,600,000	9,984,034
Arrow Electronics, Inc.
3.250% due 09/08/24	2,800,000	2,970,886
3.500% due 04/01/22	4,600,000	4,646,127
Boeing Co. 1.433% due 02/04/24	7,500,000	7,511,629
Central Japan Railway Co. (Japan) 2.800% due 02/23/22 ~	2,200,000	2,216,720
Flex Ltd. 4.875% due 05/12/30	9,500,000	11,026,465
Fortune Brands Home & Security, Inc. 3.250% due 09/15/29	8,200,000	8,843,243

	Principle Amount	Value
GATX Corp. 4.000% due 06/30/30	$9,700,000	$10,836,821
Kansas City Southern 3.125% due 06/01/26	9,800,000	10,542,951
Komatsu Finance America, Inc. 2.437% due 09/11/22 ~	5,660,000	5,766,335
Penske Truck Leasing Co. LP 4.875% due 07/11/22 ~	3,000,000	3,101,274
SMBC Aviation Capital Finance DAC (Ireland)
3.000% due 07/15/22 ~	3,800,000	3,867,849
4.125% due 07/15/23 ~	1,800,000	1,902,557
Spirit AeroSystems, Inc. 3.950% due 06/15/23	5,000,000	5,097,650

		88,314,541

Technology - 2.5%
Amdocs Ltd. 2.538% due 06/15/30	6,100,000	6,078,084
Broadcom, Inc.
3.137% due 11/15/35 ~	7,388,000	7,364,773
3.187% due 11/15/36 ~	2,900,000	2,896,649
3.469% due 04/15/34 ~	3,639,000	3,750,619
3.500% due 02/15/41 ~	9,000,000	8,906,166
4.110% due 09/15/28	2,691,000	2,996,038
Dell International LLC
5.850% due 07/15/25	9,200,000	10,708,682
6.100% due 07/15/27	2,400,000	2,969,187
Micron Technology, Inc. 4.975% due 02/06/26	4,000,000	4,578,920
NetApp, Inc. 3.250% due 12/15/22	2,400,000	2,449,062
NXP BV (China)
3.875% due 06/18/26 ~	4,000,000	4,408,929
4.875% due 03/01/24 ~	5,900,000	6,436,751
Seagate HDD Cayman 4.091% due 06/01/29	1,000,000	1,051,715
VMware, Inc. 2.950% due 08/21/22	6,200,000	6,329,089

		70,924,664

Utilities - 4.0%
Alabama Power Co. 1.450% due 09/15/30	3,900,000	3,706,027
American Transmission Systems, Inc. 5.250% due 01/15/22 ~	1,900,000	1,923,871
CenterPoint Energy Resources Corp. 0.620% (USD LIBOR + 0.500%) due 03/02/23 §	7,300,000	7,301,215
DTE Electric Co. 4.050% due 05/15/48	100,000	119,212
Enel Finance International NV (Italy) 2.250% due 07/12/31 ~	7,500,000	7,405,719
Engie SA (France) 2.875% due 10/10/22 ~	4,600,000	4,710,365
Entergy Corp. 4.000% due 07/15/22	1,900,000	1,941,723
Evergy, Inc. 2.450% due 09/15/24	8,800,000	9,203,100
New York State Electric & Gas Corp. 2.150% due 10/01/31 ~	7,200,000	7,110,975
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/30	9,600,000	9,661,396
Oncor Electric Delivery Co. LLC 7.000% due 09/01/22	2,400,000	2,545,776
Pacific Gas and Electric Co.
1.367% due 03/10/23	7,300,000	7,276,135
3.150% due 01/01/26	3,300,000	3,411,498
3.300% due 12/01/27	400,000	411,978
3.400% due 08/15/24	5,300,000	5,501,360
3.500% due 06/15/25	2,400,000	2,504,173

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principle Amount	Value
4.250% due 08/01/23	$2,600,000	$2,721,068
4.550% due 07/01/30	1,500,000	1,623,144
Pennsylvania Electric Co. 3.600% due 06/01/29 ~	4,300,000	4,630,701
Public Service Co. of Colorado 1.900% due 01/15/31	6,300,000	6,219,250
SGSP Australia Assets Pty Ltd. (Australia) 3.300% due 04/09/23 ~	1,200,000	1,248,829
Southern California Edison Co. 2.500% due 06/01/31	7,000,000	7,032,223
Southern Co. 3.250% due 07/01/26	5,700,000	6,136,997
WEC Energy Group, Inc. 1.800% due 10/15/30	8,400,000	8,053,128

		112,399,863

Total Corporate Bonds & Notes (Cost $1,033,798,961)		1,062,976,486

SENIOR LOAN NOTES - 0.2%
Communications - 0.0%
Audacy Capital Corp. Term B2 2.584% (USD LIBOR + 2.500%) due 11/17/24 §	756,958	747,653

Industrial - 0.2%
Cornerstone Building Brands, Inc. Term B 3.750% (USD LIBOR + 3.250%) due 04/12/28 §	3,870,550	3,870,148

Total Senior Loan Notes (Cost $4,612,396)		4,617,801

MORTGAGE-BACKED SECURITIES - 24.9%
Collateralized Mortgage Obligations - Commercial - 4.1%
1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	9,600,000	10,419,833
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/53 ~	4,900,000	5,157,748
Ashford Hospitality Trust 1.084% (USD LIBOR + 1.000%) due 06/15/35 § ~	7,400,000	7,409,773
Bancorp Commercial Mortgage Trust 1.215% (SOFR + 1.164%) due 09/15/36 § ~	749,094	749,735
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,871,730
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49	8,000,000	8,385,610
3.778% due 09/10/58	5,900,000	6,446,845
DBGS Mortgage Trust 3.843% due 04/10/37 ~	8,700,000	9,723,515
DOLP Trust 2.956% due 05/10/41 ~	7,000,000	7,427,689
Extended Stay America Trust 1.164% (USD LIBOR + 1.080%) due 07/15/38 § ~	6,963,772	6,994,844
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.331% due 08/25/22 §	19,233,510	163,427
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,918,244
JP Morgan Chase Commercial Mortgage Securities Trust
1.084% (USD LIBOR + 1.000%) due 06/15/32 § ~	823,479	824,318

	Principle Amount	Value
1.534% (USD LIBOR + 1.450%) due 12/15/31 § ~	$7,312,000	$7,276,540
Manhattan West 2020-1MW Mortgage Trust 2.130% due 09/10/39 ~	8,600,000	8,778,051
MF1 Multifamily Housing Mortgage Loan Trust 1.015% (SOFR + 0.964%) due 07/15/36 § ~	7,300,000	7,318,469
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	4,995,678	5,175,026
Morgan Stanley Capital I Trust 2.509% due 04/05/42 § ~	4,900,000	5,020,441
Wells Fargo Commercial Mortgage Trust 3.809% due 12/15/48	4,837,000	5,305,499

		115,367,337

Collateralized Mortgage Obligations - Residential - 7.9%
Alternative Loan Trust 0.706% (USD LIBOR + 0.620%) due 10/25/35 §	23,841	20,272
Alternative Loan Trust (IO) 4.914% (5.000% - USD LIBOR) due 05/25/35 §	923,411	125,737
Angel Oak Mortgage Trust 3.628% due 03/25/49 § ~	1,169,692	1,182,309
Banc of America Funding Trust
0.562% due 08/25/47 § ~	3,741,668	3,236,012
2.606% due 02/20/36 §	405,741	410,699
Banc of America Mortgage Trust 6.000% due 05/25/37	2,330,781	2,148,204
BCAP LLC Trust
4.801% due 03/26/37 § ~	237,251	247,810
5.250% due 02/26/36 § ~	1,038,324	635,427
Bear Stearns Adjustable Rate Mortgage Trust 2.579% due 08/25/33 §	686,570	693,632
Bear Stearns ALT-A Trust 2.619% due 01/25/36 §	1,311,858	1,319,729
Bear Stearns Structured Products, Inc. Trust
2.708% due 01/26/36 §	564,743	463,093
2.727% due 12/26/46 §	483,653	431,521
CHL Mortgage Pass-Through Trust
0.726% (USD LIBOR + 0.640%) due 03/25/35 §	480,421	474,491
2.587% due 05/20/34 §	372,031	386,441
2.887% due 08/25/34 §	16,105	16,472
6.500% due 10/25/37	929,567	638,817
Citigroup Mortgage Loan Trust
2.754% due 08/25/35 §	95,911	82,427
3.054% due 08/25/36 §	570,015	550,344
Credit Suisse First Boston Mortgage Securities Corp. 0.699% due 03/25/32 § ~	127,299	122,724
DSLA Mortgage Loan Trust 2.501% due 07/19/44 §	387,536	385,317
Fannie Mae
0.136% (USD LIBOR + 0.060%) due 07/25/37 §	69,192	68,030
0.487% (USD LIBOR + 0.400%) due 04/18/28 §	24,808	24,850
0.537% (USD LIBOR + 0.450%) due 10/18/30 §	204	205
5.570% due 10/25/42 §	410,460	466,926
Fannie Mae (IO) 6.614% (6.700% - USD LIBOR) due 10/25/35 §	2,123	374
Finsbury Square PLC (United Kingdom) 1.350% (SONIA + 1.300%) due 06/16/70 § ~	GBP 4,590,195	6,256,709

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
First Horizon Alternative Mortgage Securities Trust
2.156% due 06/25/34 §	$1,660,848	$1,710,861
2.895% due 03/25/35 §	434,218	334,524
Freddie Mac
0.434% (USD LIBOR + 0.350%) due 12/15/29 §	6,162	6,172
0.446% (USD LIBOR + 0.350%) due 08/15/40 - 10/15/40 §	6,895,666	6,925,864
7.500% due 01/15/23 - 09/20/26	93,088	99,753
Freddie Mac Structured Pass-Through Certificates
1.292% (US FED + 1.200%) due 10/25/44 §	664,618	682,104
1.492% (US FED + 1.400%) due 07/25/44 §	3,320,201	3,421,665
Government National Mortgage Association
0.590% (USD LIBOR + 0.500%) due 04/20/64 §	3,259,214	3,270,567
0.640% (USD LIBOR + 0.550%) due 05/20/65 §	1,226,598	1,233,674
0.690% (USD LIBOR + 0.600%) due 07/20/65 - 08/20/65 §	8,134,165	8,192,676
0.740% (USD LIBOR + 0.650%) due 07/20/63 §	11,689	11,694
0.840% (USD LIBOR + 0.750%) due 01/20/66 §	5,593,940	5,662,726
1.029% (USD LIBOR + 0.750%) due 04/20/67 §	6,139,716	6,216,435
Great Hall Mortgages No 1 PLC (United Kingdom) 0.252% (USD LIBOR + 0.130%) due 06/18/39 § ~	2,896,269	2,861,896
GreenPoint Mortgage Funding Trust 0.626% (USD LIBOR + 0.540%) due 11/25/45 §	34,310	31,552
HarborView Mortgage Loan Trust 0.246% (0.320% - USD LIBOR) due 05/25/38 §	961,557	882,719
Hawksmoor Mortgages (United Kingdom) 1.100% (SONIA + 1.050%) due 05/25/53 § ~	GBP 25,221,147	34,146,505
Impac CMB Trust 0.626% (USD LIBOR + 0.270%) due 05/25/35 §	$36,379	36,464
IndyMac ARM Trust 1.544% due 01/25/32 §	7,557	7,669
JP Morgan Alternative Loan Trust
0.446% (USD LIBOR + 0.360%) due 05/25/36 §	2,317,132	2,299,188
6.000% due 12/27/36 ~	1,022,653	744,992
JP Morgan Mortgage Trust
0.386% (USD LIBOR + 0.300%) due 10/25/35 §	1,425,745	1,199,382
3.235% due 12/26/37 § ~	4,170,486	3,880,948
Legacy Mortgage Asset Trust 2.882% due 10/25/59 § ~	7,022,419	7,057,107
Lehman Mortgage Trust 5.750% due 02/25/37	5,946,515	5,065,162
MASTR Adjustable Rate Mortgages Trust 2.619% due 04/21/34 §	10,308	10,549
MASTR Alternative Loan Trust 0.486% (USD LIBOR + 0.400%) due 03/25/36 §	693,303	52,586
Merrill Lynch Mortgage Investors Trust 3.018% due 06/25/35 §	18,775	19,285
Metlife Securitization Trust 3.750% due 03/25/57 § ~	6,451,585	6,726,035
New Residential Mortgage Loan Trust 3.500% due 12/25/57 § ~	6,370,699	6,567,287

	Principal Amount	Value
OBX Trust 0.736% (USD LIBOR + 0.650%) due 06/25/57 § ~	$6,193,560	$6,202,530
PHH Alternative Mortgage Trust 0.406% (USD LIBOR + 0.160%) due 02/25/37 §	8,774,171	7,020,362
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	634,043	327,374
Reperforming Loan REMIC Trust 0.426% (USD LIBOR + 0.340%) due 06/25/35 § ~	1,306,197	1,268,985
Residential Asset Securitization Trust (IO) 4.864% (4.950% - USD LIBOR) due 11/25/35 §	1,964,056	389,761
Resloc UK PLC (United Kingdom) 0.117% (EUR LIBOR + 0.160%) due 12/15/43 § ~	EUR 2,191,869	2,473,716
RFMSI Trust 2.940% due 09/25/35 §	$420,800	315,302
Ripon Mortgages PLC (United Kingdom) 0.868% (GBP LIBOR + 0.800%) due 08/20/56 § ~	GBP 8,053,275	10,878,339
Sequoia Mortgage Trust 0.787% (USD LIBOR + 0.700%) due 07/20/33 §	$413,950	417,915
Structured Adjustable Rate Mortgage Loan Trust 3.063% due 01/25/35 §	97,938	99,793
Structured Asset Mortgage Investments II Trust
0.506% (USD LIBOR + 0.420%) due 05/25/36 §	649,183	574,040
0.546% (USD LIBOR + 0.460%) due 02/25/36 §	1,079,386	1,046,492
0.587% (USD LIBOR + 0.500%) due 07/19/35 §	96,724	94,626
0.646% (USD LIBOR + 0.560%) due 02/25/36 §	661,497	639,705
Structured Asset Mortgage Investments Trust 0.747% (USD LIBOR + 0.660%) due 09/19/32 §	23,613	23,685
Structured Asset Securities Corp. Trust 5.750% due 04/25/35	2,555,595	2,022,902
Suntrust Alternative Loan Trust (IO) 5.014% (5.100% - USD LIBOR) due 12/25/35 §	2,868,552	366,211
Towd Point Mortgage Funding (United Kingdom) 0.950% (SONIA + 0.900%) due 07/20/45 § ~	GBP 24,472,560	33,086,181
Towd Point Mortgage Funding PLC (United Kingdom) 1.097% (GBP LIBOR + 1.025%) due 10/20/51	12,684,899	17,241,530
Tower Bridge Funding No 3 PLC (United Kingdom) 1.272% (GBP LIBOR + 1.200%) due 12/20/61 § ~	1,227,217	1,656,633
Wachovia Mortgage Loan Trust LLC Trust 2.399% due 05/20/36 §	$430,622	447,234
WaMu Mortgage Pass-Through Certificates Trust
0.626% (USD LIBOR + 0.540%) due 12/25/45 §	24,810	25,501
0.666% (USD LIBOR + 0.580%) due 10/25/45 §	25,255	25,394
2.829% due 01/25/36 §	423,785	439,575

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates Trust
0.922% (US FED + 0.830%) due 11/25/46 §	$1,067,292	$985,687
6.000% due 07/25/36	1,521,334	1,421,005
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
4.764% (4.850% - USD LIBOR) due 11/25/35 §	8,315,117	1,122,100
4.864% (4.950% - USD LIBOR) due 11/25/35 §	2,282,175	390,982
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 2.100% due 02/25/33 §	2,955	3,000

		220,753,173

Fannie Mae - 11.9%
due 11/16/36 - 12/01/51 #	293,200,000	296,827,785
1.299% (US FED + 1.200%) due 08/01/42 - 10/01/44 §	531,887	543,580
1.498% (USD LIBOR + 1.373%) due 09/01/35 §	91,687	92,542
1.499% (USD LIBOR + 1.249%) due 07/01/35 §	194,692	200,914
1.538% (USD LIBOR + 1.413%) due 07/01/33 §	8,298	8,348
1.593% (US FED + 1.250%) due 03/01/33 §	118,525	121,723
1.624% (USD LIBOR + 1.373%) due 08/01/35 §	142,811	143,515
1.720% (USD LIBOR + 1.345%) due 12/01/34 §	692,995	723,955
1.725% (USD LIBOR + 1.550%) due 09/01/33 §	11,302	11,739
1.730% (USD LIBOR + 1.605%) due 08/01/36 §	18,576	18,705
1.762% (USD LIBOR + 1.455%) due 04/01/35 §	130,134	130,835
1.788% (USD LIBOR + 1.538%) due 01/01/36 §	5,866	5,870
1.793% (USD LIBOR + 1.418%) due 12/01/34 §	2,558	2,559
1.820% (UST + 1.695%) due 02/01/33 §	154,167	155,738
2.020% (UST + 1.895%) due 03/01/34 §	5,470	5,520
2.050% (UST + 1.925%) due 02/01/33 §	2,152	2,141
2.080% (USD LIBOR + 1.705%) due 03/01/33 §	2,993	2,989
2.150% (UST + 2.025%) due 01/01/34 §	4,658	4,970
2.180% (UST + 2.055%) due 04/01/34 §	46,216	46,222
2.199% (USD LIBOR + 1.699%) due 11/01/34 §	4,406	4,409
2.220% (UST + 2.095%) due 04/01/27 §	2,407	2,407
2.240% (UST + 2.113%) due 01/01/23 §	3,950	3,976
2.310% due 08/01/22	1,149,580	1,158,607
2.340% (USD LIBOR + 1.840%) due 09/01/35 §	16,592	16,715
2.422% (UST + 2.360%) due 11/01/34 §	1,057,359	1,127,166
2.440% (UST + 2.190%) due 12/01/22 §	664	665
2.500% (USD LIBOR + 2.250%) due 06/01/34 §	1,889	1,905
2.981% (US FED + 1.250%) due 05/01/36 §	12,621	13,543
3.000% due 04/01/27 - 08/01/49	2,543,706	2,737,065
3.500% due 05/01/33 - 05/01/35	12,126,109	12,931,231

	Principal Amount	Value
3.647% (US FED + 1.250%) due 05/01/36 §	$9,771	$10,119
3.690% (US FED + 1.250%) due 05/01/36 §	407,482	445,861
4.000% due 04/01/24 - 02/01/48	4,201,285	4,520,340
4.500% due 06/01/23 - 10/01/42	623,213	681,697
4.929% (US FED + 1.732%) due 09/01/34 §	41,941	44,447
5.000% due 05/01/25 - 02/01/44	2,273,326	2,536,902
5.500% due 11/01/21 - 09/01/41	4,542,237	5,060,298
6.000% due 02/01/24 - 09/01/39	2,562,735	2,942,388
6.500% due 11/01/21 - 09/01/37	459,903	520,554
7.500% due 01/01/33	10,757	12,317
8.000% due 05/01/30	2,334	2,387
8.500% due 07/01/32	433	435

		333,825,084

Freddie Mac - 0.6%
1.629% (USD LIBOR + 1.345%) due 09/01/35 §	94,185	98,556
2.262% (UST + 2.137%) due 01/01/28 §	4,099	4,125
2.374% (UST + 2.249%) due 03/01/32 §	28,122	28,124
2.375% (UST + 2.250%) due 05/01/23 - 05/01/32 §	2,686	2,687
2.625% (UST + 2.250%) due 07/01/32 §	7,077	7,053
3.500% due 08/01/27 - 06/01/48	9,620,849	10,200,303
4.000% due 11/01/33 - 04/01/48	2,968,179	3,172,669
5.500% due 03/01/23 - 05/01/40	2,894,477	3,361,854
6.000% due 11/01/21 - 04/01/33	1,149,775	1,289,279
7.000% due 10/01/37	15,632	18,144

		18,182,794

Government National Mortgage Association - 0.4%
due 11/01/51 #	3,000,000	3,392,812
1.875% (UST + 1.500%) due 05/20/22 - 06/20/32 §	283,527	290,404
2.000% (UST + 1.500%) due 01/20/23 - 03/20/33 §	211,481	216,943
2.125% (UST + 1.500%) due 10/20/23 - 12/20/32 §	181,311	185,174
2.250% (UST + 1.500%) due 07/20/23 - 09/20/32 §	146,272	150,256
2.500% (UST + 1.500%) due 11/20/24 - 02/20/25 §	9,310	9,436
2.500% (UST + 2.000%) due 03/20/29 §	22,241	22,531
2.625% (UST + 2.000%) due 11/20/24 §	24,913	25,069
2.750% (UST + 2.000%) due 09/20/22 - 07/20/24 §	14,274	14,351
4.000% due 03/15/44 - 09/15/49	1,594,909	1,717,079
5.000% due 05/15/33 - 07/20/49	4,177,316	4,591,573
6.000% due 06/15/38 - 09/15/38	7,338	8,293
7.500% due 07/15/31 - 12/15/31	17,332	20,481
8.000% due 12/15/29 - 08/15/32	142,807	153,760
8.500% due 09/15/29 - 12/15/30	154,343	157,358

		10,955,520

Total Mortgage-Backed Securities (Cost $686,642,902)		699,083,908

ASSET-BACKED SECURITIES - 13.5%
A10 Bridge Asset Financing LLC 2.021% due 08/15/40 ~	4,104,962	4,127,902

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
ABFC Trust 0.911% (USD LIBOR + 0.825%) due 07/25/35 §	$5,600,000	$5,608,132
Anchorage Capital CLO16 Ltd. (Cayman) 1.534% (USD LIBOR + 1.400%) due 10/20/31 § ~	7,100,000	7,105,591
Apres Static CLO Ltd. (Cayman) 1.196% (USD LIBOR + 1.070%) due 10/15/28 § ~	6,235,286	6,243,079
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.846% (USD LIBOR + 0.760%) due 02/25/36 §	1,773,566	1,647,101
Asset-Backed Securities Corp. Home Equity Loan Trust 1.106% (USD LIBOR + 1.020%) due 07/25/35 §	2,000,000	2,006,843
Bear Stearns Asset-Backed Securities Trust 2.186% (USD LIBOR + 2.100%) due 03/25/35 §	399,382	401,168
Benefit Street Partners CLO XVII Ltd. (Cayman) 1.189% (USD LIBOR + 1.080%) due 07/15/32 § ~	7,000,000	7,003,072
Catamaran CLO Ltd. (Cayman) 1.482% (USD LIBOR + 1.100%) due 04/22/30 § ~	8,954,068	8,964,585
CIT Mortgage Loan Trust 1.436% (USD LIBOR + 1.350%) due 10/25/37 § ~	1,658,288	1,673,929
Citigroup Mortgage Loan Trust
0.226% (USD LIBOR + 0.140%) due 12/25/36 §	1,144,030	1,140,843
0.236% (USD LIBOR + 0.150%) due 12/25/36 §	9,731,626	5,029,776
0.246% (USD LIBOR + 0.160%) due 12/25/36 § ~	2,183,163	1,477,685
CLNC Ltd. (Cayman) 1.415% (SOFR + 1.364%) due 08/20/35 § ~	8,500,000	8,508,300
Countrywide Asset-Backed Certificates
0.226% (USD LIBOR + 0.140%) due 06/25/47 §	5,519,054	5,320,006
0.236% (USD LIBOR + 0.150%) due 05/25/37 §	141,471	141,513
0.316% (USD LIBOR + 0.230%) due 10/25/47 §	585,935	581,969
0.426% (USD LIBOR + 0.340%) due 09/25/36 §	7,114,480	7,099,822
0.986% (USD LIBOR + 0.900%) due 03/25/47 § ~	1,573,540	1,413,023
CVC Cordatus Loan Fund XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 10/15/31 § ~	EUR 6,100,000	7,066,288
CWABS Asset-Backed Certificates Trust 0.226% (USD LIBOR + 0.140%) due 03/25/37 §	$3,042,632	2,957,354
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	9,723	9,781
Dryden 52 Euro CLO DAC (Ireland) 0.860% (EUR LIBOR + 0.860%) due 05/15/34 § ~	EUR 5,600,000	6,469,059
Dryden XXV Senior Loan Fund (Cayman) 1.026% (USD LIBOR + 0.900%) due 10/15/27 § ~	$5,083,022	5,083,022
Evergreen Credit Card Trust (Canada) 1.900% due 09/16/24 ~	10,500,000	10,670,003
FBR Securitization Trust 0.851% (USD LIBOR + 0.765%) due 09/25/35 §	28,530,000	28,347,922

	Principal Amount	Value
First Franklin Mortgage Loan Trust 0.396% (USD LIBOR + 0.310%) due 10/25/36 §	$13,900,000	$12,277,407
Flagship Credit Auto Trust 1.490% due 07/15/24 ~	2,193,735	2,202,258
Ford Credit Floorplan Master Owner Trust Class A 2.840% due 03/15/24	8,700,000	8,802,658
GSAA Home Equity Trust 0.426% (USD LIBOR + 0.340%) due 09/25/36 §	9,161,832	2,924,118
Harvest CLO XI DAC (Ireland) 0.650% (EUR LIBOR + 0.650%) due 06/26/30 § ~	EUR 5,800,000	6,707,020
Home Equity Asset Trust 0.866% (USD LIBOR + 0.780%) due 10/25/34 §	$1,997,246	1,992,120
Home Equity Mortgage Loan Asset-Backed Trust 0.406% (USD LIBOR + 0.320%) due 04/25/37 §	4,398,138	4,159,880
HSI Asset Securitization Corp. Trust 0.581% (USD LIBOR + 0.495%) due 02/25/36 §	674,854	660,191
Hyundai Floorplan Master Owner Trust 2.680% due 04/15/24 ~	6,000,000	6,078,242
Imc Home Equity Loan Trust 5.432% due 08/20/29 §	763	783
IXIS Real Estate Capital Trust 0.286% (USD LIBOR + 0.200%) due 01/25/37 §	10,866,318	5,131,537
JP Morgan Mortgage Acquisition Trust 0.521% (USD LIBOR + 0.435%) due 05/25/36 §	10,000,000	9,750,034
LCCM Trust 1.284% (USD LIBOR + 1.200%) due 12/13/38 § ~	8,000,000	8,012,504
Legacy Mortgage Asset Trust 3.750% due 04/25/59 § ~	6,458,923	6,508,938
Lehman ABS Mortgage Loan Trust 0.176% (USD LIBOR + 0.090%) due 06/25/37 § ~	981,129	810,524
Lument Finance Trust (Cayman) 1.254% (USD LIBOR + 1.170%) due 06/15/39 § ~	7,000,000	7,033,201
Marble Point CLO X Ltd. (Cayman) 1.166% (USD LIBOR + 1.040%) due 10/15/30 § ~	7,300,000	7,299,997
Mastr Asset-Backed Securities Trust 0.586% (USD LIBOR + 0.500%) due 04/25/36 §	7,907,814	2,875,746
Merrill Lynch Mortgage Investors Trust 0.836% (USD LIBOR + 0.750%) due 09/25/35 §	1,096,108	1,093,574
MKS CLO Ltd. (Cayman) 1.134% (USD LIBOR + 1.000%) due 07/20/30 § ~	5,000,000	5,000,557
Morgan Stanley ABS Capital I, Inc. Trust
0.146% (USD LIBOR + 0.060%) due 05/25/37 §	177,440	162,962
0.266% (USD LIBOR + 0.180%) due 03/25/37 §	2,632,634	1,526,915
0.266% (USD LIBOR + 0.180%) due 05/25/37 §	7,759,968	7,184,645
0.306% (USD LIBOR + 0.220%) due 11/25/36 §	6,161,138	3,888,481
0.336% (USD LIBOR + 0.250%) due 03/25/37 §	4,408,131	2,578,559
Morgan Stanley Capital I, Inc. Trust 0.446% (USD LIBOR + 0.360%) due 03/25/36 §	1,755,753	1,589,261

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Mountain View CLO Ltd. (Cayman) 0.926% (USD LIBOR + 0.800%) due 10/15/26 § ~	$132,400	$132,559
MP CLO VII Ltd. (Cayman) 1.024% (USD LIBOR + 0.890%) due 10/18/28 § ~	6,949,703	6,958,188
Nassau Ltd. (Cayman) 2.284% (USD LIBOR + 2.150%) due 07/20/29 § ~	5,500,000	5,505,301
Option One Mortgage Loan Trust
0.226% (USD LIBOR + 0.140%) due 02/25/37 §	4,990,981	3,877,166
0.306% (USD LIBOR + 0.220%) due 02/25/37 §	13,519,324	8,526,646
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.911% (USD LIBOR + 0.825%) due 07/25/35 §	6,700,000	6,708,882
RAAC Trust 0.736% (USD LIBOR + 0.650%) due 06/25/47 §	2,300,752	2,321,302
RASC Trust
0.246% (USD LIBOR + 0.160%) due 11/25/36 §	47,089	75,978
0.701% (USD LIBOR + 0.410%) due 01/25/36 §	69,957	70,019
Renaissance Home Equity Loan Trust 0.966% (USD LIBOR + 0.880%) due 08/25/33 §	161,961	160,815
Santander Drive Auto Receivables Trust 0.670% due 04/15/24	622,061	622,432
Saranac CLO VI Ltd. (United Kingdom) 1.265% (USD LIBOR + 1.140%) due 08/13/31 § ~	6,800,000	6,800,103
Saxon Asset Securities Trust 0.746% (USD LIBOR + 0.660%) due 10/25/35 §	3,537,316	3,526,177
Securitized Asset-Backed Receivables LLC Trust 0.746% (USD LIBOR + 0.660%) due 08/25/35 §	4,345,159	3,641,784
SLM Student Loan Trust 0.666% (USD LIBOR + 0.550%) due 12/15/25 § ~	1,447,945	1,448,168
Sound Point CLO XVI Ltd. (Cayman) 1.105% (USD LIBOR + 0.980%) due 07/25/30 § ~	7,400,000	7,403,900
Soundview Home Loan Trust 0.196% (USD LIBOR + 0.110%) due 02/25/37 §	1,497,585	542,391
SP-STATIC CLO 1 Ltd. (Cayman) 1.538% (USD LIBOR + 1.400%) due 07/22/28 § ~	6,177,643	6,185,674
Structured Asset Investment Loan Trust 0.706% (USD LIBOR + 0.620%) due 01/25/36 §	5,647,194	5,580,005
Structured Asset Securities Corp. Mortgage Loan Trust
0.356% (USD LIBOR + 0.270%) due 03/25/36 §	1,639,371	1,583,432
0.426% (USD LIBOR + 0.340%) due 12/25/36 §	315,415	312,397
STWD Ltd. (Cayman) 1.245% (SOFR + 1.194%) due 07/15/38 § ~	8,700,000	8,705,655
Terwin Mortgage Trust 0.506% (USD LIBOR + 0.420%) due 04/25/37 § ~	327,550	324,066
THL Credit Wind River CLO Ltd. (Cayman) 1.164% (USD LIBOR + 1.080%) due 04/15/31 § ~	7,000,000	7,000,110

	Principal Amount	Value
Tikehau CLO BV (Netherlands) 0.870% (EUR LIBOR + 0.870%) due 08/04/34 § ~	EUR 6,000,000	$6,920,598
Tralee CLO V Ltd. (Cayman) 1.244% (USD LIBOR + 1.110%) due 10/20/28 § ~	$6,825,005	6,827,986
TRTX Issuer Ltd. (Cayman) 1.315% (SOFR + 1.264%) due 10/15/34 § ~	8,500,000	8,505,525
Venture XX CLO Ltd. (Cayman) 0.946% (USD LIBOR + 0.820%) due 04/15/27 § ~	1,165,786	1,165,855
Voya CLO Ltd. (Cayman) 1.084% (USD LIBOR + 0.950%) due 04/17/30 § ~	7,000,000	7,000,547
Wellfleet CLO Ltd. (Cayman) 1.024% (USD LIBOR + 0.890%) due 04/20/29 § ~	6,924,813	6,921,707
Zais CLO 1 Ltd. (Cayman) 1.276% (USD LIBOR + 1.150%) due 04/15/28 § ~	1,806,908	1,809,275

Total Asset-Backed Securities (Cost $371,476,696)		379,514,523

U.S. GOVERNMENT AGENCY ISSUE - 1.3%
Freddie Mac 0.680% due 08/06/25	35,600,000	35,558,357

Total U.S. Government Agency Issue (Cost $35,600,000)		35,558,357

U.S. TREASURY OBLIGATIONS - 14.9%
U.S. Treasury Bonds - 13.4%
1.250% due 05/15/50	16,700,000	13,667,254
1.375% due 11/15/40	35,050,000	31,495,711
1.375% due 08/15/50	6,900,000	5,824,570
1.625% due 11/15/50	35,700,000	32,083,981
1.875% due 02/15/41	8,700,000	8,513,086
2.000% due 02/15/50	2,900,000	2,849,930
2.500% due 02/15/45	1,300,000	1,404,305
2.750% due 08/15/42	26,200,000	29,494,445
2.875% due 05/15/43	27,500,000	31,568,066
2.875% due 08/15/45	30,100,000	34,716,117
3.125% due 02/15/42	8,000,000	9,547,188
3.125% due 08/15/44	35,400,000	42,376,289
3.375% due 05/15/44	26,300,000	32,697,270
3.625% due 02/15/44	13,500,000	17,381,777
3.750% due 11/15/43	20,900,000	27,349,609
4.250% due 05/15/39	4,900,000	6,680,844
4.375% due 11/15/39	20,700,000	28,692,141
4.500% due 08/15/39	7,700,000	10,816,996
4.625% due 02/15/40	5,500,000	7,863,066

		375,022,645

U.S. Treasury Notes - 1.5%
1.750% due 06/30/24 ‡	7,400,000	7,662,469
2.250% due 01/31/24 ‡	6,700,000	6,995,742
2.250% due 08/15/27 ‡	20,000	21,263
2.500% due 05/15/24 ‡	26,900,000	28,358,484
2.625% due 02/15/29	400,000	436,227

		43,474,185

Total U.S. Treasury Obligations (Cost $391,124,689)		418,496,830

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 4.4%
Abu Dhabi Government (United Arab Emirates) 3.125% due 04/16/30 ~	$6,200,000	$6,739,691
Brazil Letras do Tesouro Nacional (Brazil)
8.022% due 04/01/22	BRL 90,616,000	16,008,291
8.469% due 07/01/22	92,396,000	15,962,145
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,467,710
Israel Government International (Israel) 3.875% due 07/03/50	5,400,000	6,165,828
Japan Finance Organization for Municipalities (Japan) 3.375% due 09/27/23 ~	3,200,000	3,377,807
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	6,000,000	6,064,632
Peruvian Government (Peru)
5.940% due 02/12/29 ~	PEN 35,300,000	8,590,164
6.350% due 08/12/28 ~	26,000,000	6,504,668
6.950% due 08/12/31 ~	4,000,000	1,004,741
8.200% due 08/12/26 ~	14,800,000	4,033,243
Province of Ontario Canada (Canada) 3.150% due 06/02/22	CAD 11,300,000	9,090,674
Province of Quebec Canada (Canada)
3.500% due 12/01/22	1,900,000	1,553,887
4.250% due 12/01/21	7,500,000	5,959,083
Qatar Government (Qatar)
3.875% due 04/23/23 ~	$200,000	210,627
4.000% due 03/14/29 ~	7,100,000	8,084,770
4.500% due 01/20/22 ~	3,600,000	3,646,620
4.500% due 04/23/28 ~	4,400,000	5,139,284
Saudi Government (Saudi Arabia) 2.375% due 10/26/21 ~	6,600,000	6,609,973
State of Israel (Israel) 3.800% due 05/13/60 ~	6,200,000	6,893,780

Total Foreign Government Bonds & Notes (Cost $130,460,682)		123,107,618

MUNICIPAL BONDS - 0.1%
City of Chicago IL Class B
5.630% due 01/01/22	830,000	837,799
7.750% due 01/01/42	952,000	1,080,200

Total Municipal Bonds (Cost $1,760,863)		1,917,999

SHORT-TERM INVESTMENTS - 12.8%
Repurchase Agreements - 1.5%
Citigroup Global Markets, Inc. 0.030% due 10/01/21 (Dated 09/30/21, repurchase price of $7,200,006; collateralized by U.S. Treasury Notes: 2.125% due 12/31/22 and value $7,344,030)	$7,200,000	7,200,000
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $10,337,422; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $10,544,252)	10,337,422	10,337,422
J.P. Morgan Securities LLC 0.050% due 10/05/21 (Dated 09/29/21, repurchase price of $20,700,144; collateralized by U.S. Treasury Bills: 0.000% due 07/14/22 and value $21,122,470)	20,700,000	20,700,000

	Principal Amount	Value
Nomura Securities International, Inc. 0.030% due 10/01/21 (Dated 09/30/21, repurchase price of $4,300,004; collateralized by U.S. Treasury Bonds: 2.375% due 11/15/49 and value $4,334,641)	$4,300,000	$4,300,000

		42,537,422

U.S. Government Agency Issue - 0.1%
Federal Home Loan Bank 0.009% due 10/08/21	3,300,000	3,299,994

U.S. Treasury Bills - 11.2%
due 02/01/22 #	20,700,000	20,697,605
0.022% due 11/12/21	9,800,000	9,799,485
0.027% due 11/12/21	6,200,000	6,199,675
0.030% due 11/12/21	14,600,000	14,599,233
0.035% due 12/02/21	53,400,000	53,397,073
0.035% due 01/25/22	19,000,000	18,997,551
0.041% due 12/16/21 ‡	6,600,000	6,599,568
0.041% due 01/11/22	7,900,000	7,899,440
0.042% due 01/11/22	22,800,000	22,798,385
0.046% due 01/04/22 ‡	5,000,000	4,999,670
0.046% due 01/11/22	2,400,000	2,399,830
0.046% due 03/24/22	11,300,000	11,297,679
0.051% due 02/10/22	76,300,000	76,288,809
0.051% due 02/17/22	23,000,000	22,996,226
0.051% due 03/17/22	19,300,000	19,296,195
0.051% due 03/31/22	16,800,000	16,795,777

		315,062,201

Total Short-Term Investments (Cost $360,893,081)		360,899,617

TOTAL INVESTMENTS - 111.0% (Cost $3,047,422,847)		3,116,328,193

DERIVATIVES - 0.1%		4,206,771

OTHER ASSETS & LIABILITIES, NET - (11.1%)		(311,846,427)

NET ASSETS - 100.0%		$2,808,688,537

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,337,894 or less than 0.1% of the Fund’s net assets were in default as of September 30, 2021.

(b)

The average amount of borrowings by the Fund on reverse repurchase agreements during the period ended September 30, 2021 was $64,422,070 at a weighted average interest rate of 0.043%. The average amount of borrowings by the Fund on sale-buyback financing transactions during the period ended September 30, 2021 was $13,410,680 at a weighted average interest rate of 0.179%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(c)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	12/21	3,557	$474,233,333	$468,134,547	($6,098,786)
U.S. Treasury Ultra Long Bonds	12/21	62	12,278,498	11,845,875	(432,623)

					(6,531,409)

Short Futures Outstanding
Euro-Buxl	12/21	65	15,730,088	15,310,027	420,061
U.S. Treasury 30-Year Bonds	12/21	112	18,310,089	17,832,500	477,589

					897,650

Total Futures Contracts					($5,633,759)

(d)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	13,541,000	USD	9,824,550	11/21	CIT	$-	($33,347)
AUD	4,681,000	USD	3,396,566	11/21	GSC	-	(11,837)
AUD	21,638,000	USD	15,730,289	11/21	JPM	-	(84,322)
AUD	5,100,000	USD	3,668,944	11/21	SCB	18,755	-
BRL	87,074,000	USD	16,019,501	10/21	BNP	-	(30,152)
BRL	87,226,000	USD	16,015,350	10/21	BNP	1,911	-
BRL	96,538,620	USD	17,748,027	10/21	GSC	-	(20,695)
BRL	174,300,000	USD	32,043,975	10/21	JPM	-	(37,365)
BRL	96,538,620	USD	18,099,917	10/21	MSC	-	(372,584)
BRL	96,538,620	USD	17,943,815	11/21	GSC	-	(297,389)
CAD	21,981,772	USD	17,351,519	10/21	TDB	3,307	-
CLP	7,233,081,400	USD	9,285,324	02/22	CIT	-	(461,246)
EUR	893,000	USD	1,060,039	11/21	BOA	-	(24,775)
GBP	835,000	USD	1,149,905	11/21	BOA	-	(24,787)
GBP	798,000	USD	1,100,957	11/21	BRC	-	(25,695)
GBP	8,187,000	USD	11,090,258	11/21	CIT	-	(58,717)
GBP	1,271,000	USD	1,746,015	11/21	GSC	-	(33,411)
GBP	783,000	USD	1,064,864	11/21	HSB	-	(9,814)
GBP	1,056,000	USD	1,447,163	11/21	MSC	-	(24,260)
JPY	167,700,000	USD	1,506,863	11/21	HSB	388	-
MXN	265,435,000	USD	12,891,065	12/21	GSC	-	(164,296)
PEN	46,012,106	USD	11,189,715	10/21	BOA	-	(62,913)
RUB	255,139	USD	3,483	10/21	JPM	14	-
RUB	642,861	USD	8,655	10/21	SCB	155	-
RUB	266,536	USD	3,570	11/21	BRC	64	-
RUB	534,529	USD	7,154	11/21	CIT	135	-
RUB	60,080	USD	804	11/21	CSF	15	-
RUB	280,146	USD	3,757	11/21	GSC	63	-
RUB	11,499	USD	154	11/21	HSB	3	-
RUB	642,861	USD	8,657	12/21	GSC	61	-
USD	32,043,975	BRL	174,300,000	10/21	BNP	37,365	-
USD	18,027,754	BRL	96,538,620	10/21	GSC	300,421	-
USD	30,992,899	BRL	174,300,000	10/21	JPM	-	(1,013,712)
USD	17,748,027	BRL	96,538,620	10/21	MSC	20,695	-
USD	16,069,231	BRL	90,616,000	04/22	BNP	18,928	-
USD	16,105,843	BRL	92,396,000	07/22	BNP	83,786	-
USD	17,394,374	CAD	21,981,772	10/21	TDB	39,547	-
USD	17,350,628	CAD	21,981,772	11/21	TDB	-	(3,537)
USD	73,416,670	EUR	62,443,000	11/21	UBS	1,025,849	-
USD	131,130,910	GBP	94,673,000	11/21	MSC	3,564,148	-
USD	2,531,976	JPY	279,048,305	11/21	BRC	23,952	-
USD	17,797,119	PEN	69,401,878	10/21	CIT	1,016,006	-
USD	3,307,841	PEN	12,398,781	11/21	GSC	311,999	-
USD	2,962,658	PEN	12,247,922	01/22	BOA	16,242	-
USD	1,644,827	PEN	6,787,050	03/22	CIT	17,061	-
USD	521,499	PEN	2,155,408	05/22	CIT	8,585	-
USD	8,068,869	PEN	33,764,184	06/22	BOA	53,219	-

Total Forward Foreign Currency Contracts						$6,562,674	($2,794,854)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(e)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - Fannie Mae 2.000% due 10/14/51	$101.73	10/07/21	JPM	$7,000,000	$9,844	($3)
Call - Fannie Mae 2.000% due 10/14/51	102.67	10/07/21	JPM	7,200,000	16,312	-
Call - Fannie Mae 2.500% due 10/14/51	103.73	10/07/21	JPM	7,000,000	19,688	(589)
Call - Fannie Mae 2.500% due 10/14/51	104.32	10/07/21	JPM	9,000,000	16,172	(3)
Call - Fannie Mae 2.000% due 11/10/51	100.22	11/03/21	JPM	13,000,000	47,734	(55,216)
Call - Fannie Mae 2.000% due 11/10/51	101.53	11/03/21	GSC	7,000,000	23,516	(2,876)
Call - Fannie Mae 2.000% due 12/13/51	100.55	12/06/21	GSC	7,000,000	15,312	(28,479)

					148,578	(87,166)

Put - Fannie Mae 2.000% due 10/14/51	100.67	10/07/21	JPM	7,200,000	25,312	(33,535)
Put - Fannie Mae 2.000% due 12/13/51	98.55	12/06/21	GSC	7,000,000	27,344	(25,222)

					52,656	(58,757)

Total Written Options					$201,234	($145,923)

(f)	Swap agreements outstanding as of September 30, 2021 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 09/30/21 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Q	1.000%	12/20/21	MSC	0.136%	EUR 6,100,000	$15,859	$9,426	$6,433
South Africa Government	Q	1.000%	06/20/24	GSC	1.291%	$4,600,000	(34,980)	(102,982)	68,002
Colombia Government International Bond	Q	1.000%	12/20/26	GSC	1.684%	7,400,000	(247,950)	(200,125)	(47,825)

							(267,071)	(293,681)	26,610

				Exchange
Boeing Co.	Q	1.000%	12/20/21	ICE	0.362%	7,400,000	12,729	3,122	9,607
General Electric Co.	Q	1.000%	12/20/23	ICE	0.353%	2,900,000	42,811	(58,753)	101,564
General Electric Co.	Q	1.000%	06/20/24	ICE	0.415%	3,950,000	64,283	(43,120)	107,403
General Electric Co.	Q	1.000%	12/20/24	ICE	0.458%	2,200,000	39,091	(22,203)	61,294
Rolls-Royce PLC	Q	1.000%	06/20/25	ICE	1.589%	EUR 7,700,000	(148,519)	(867,726)	719,207
Verizon Communications, Inc.	Q	1.000%	12/20/26	ICE	0.534%	$4,400,000	106,270	104,751	1,519
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.084%	EUR 6,200,000	(34,088)	(31,372)	(2,716)

							82,577	(915,301)	997,878

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection							($184,494)	($1,208,982)	$1,024,488

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY35 5Y	Q	5.000%	12/20/25	ICE	$2,500,000	($231,570)	($150,436)	($81,134)
CDX HY36 5Y	Q	5.000%	06/20/26	ICE	4,800,000	(452,730)	(419,286)	(33,444)

						($684,300)	($569,722)	($114,578)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main HY34 5Y	Q	1.000%	12/20/25	ICE	EUR 27,100,000	$837,738	$582,443	$255,295
CDX iTraxx Main HY35 5Y	Q	1.000%	06/20/26	ICE	26,500,000	812,893	736,987	75,906
CDX iTraxx Xov HY35 5Y	Q	5.000%	06/20/26	ICE	31,400,000	4,310,403	4,178,953	131,450
CDX iTraxx Main HY36 5Y	Q	1.000%	12/20/26	ICE	5,500,000	168,988	170,144	(1,156)
CDX iTraxx Xov HY36 5Y	Q	5.000%	12/20/26	ICE	47,300,000	6,577,075	6,768,450	(191,375)

						$12,707,097	$12,436,977	$270,120

Total Credit Default Swaps						$11,838,303	$10,658,273	$1,180,030

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.350%	Brazil CETIP Interbank	Z/Z	CME	01/03/22	BRL 711,500,000	($1,323,546)	$41,073	($1,364,619)
3.700%	Brazil CETIP Interbank	Z/Z	CME	01/03/22	660,000,000	(1,044,220)	(22,499)	(1,021,721)
2.800%	3-Month USD-LIBOR	S/Q	CME	08/22/23	$106,300,000	5,217,460	(229,192)	5,446,652
0.000%	1-Day JPY-TONAR	A/A	LCH	03/17/24	JPY 21,440,000,000	174,952	286,880	(111,928)
1.235%	3-Month CAD-CDOR	S/S	LCH	03/04/25	CAD 13,300,000	(20,818)	9,981	(30,799)

						$3,003,828	$86,243	$2,917,585

Interest Rate Swaps – Short
Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/18/26	JPY 990,000,000	($111,145)	($121,641)	$10,496
0.300%	6-Month JPY-LIBOR	S/S	LCH	03/20/28	200,000,000	(29,832)	8,893	(38,725)
0.399%	6-Month JPY-LIBOR	S/S	LCH	06/18/28	500,000,000	(111,561)	(315)	(111,246)
0.450%	6-Month JPY-LIBOR	S/S	LCH	03/20/29	1,250,000,000	(327,576)	(71,034)	(256,542)
0.750%	6-Month JPY-LIBOR	S/S	LCH	03/20/38	50,000,000	(34,730)	(18,667)	(16,063)
0.800%	6-Month JPY-LIBOR	S/S	LCH	10/22/38	220,000,000	(176,823)	-	(176,823)
0.705%	6-Month JPY-LIBOR	S/S	LCH	10/31/38	170,000,000	(111,170)	9,275	(120,445)
0.785%	6-Month JPY-LIBOR	S/S	LCH	11/12/38	310,000,000	(240,594)	938	(241,532)
0.750%	6-Month JPY-LIBOR	S/S	LCH	12/20/38	42,800,000	(30,579)	(19,517)	(11,062)
0.556%	6-Month JPY-LIBOR	S/S	LCH	03/15/51	453,000,000	(39,615)	(1,412)	(38,203)
0.538%	6-Month JPY-LIBOR	S/S	LCH	03/15/51	860,000,000	(34,757)	(9,687)	(25,070)
0.520%	6-Month JPY-LIBOR	S/S	LCH	03/16/51	158,000,000	807	-	807
0.350%	6-Month JPY-LIBOR	S/S	LCH	03/17/51	369,000,000	161,419	199,796	(38,377)
0.557%	6-Month JPY-LIBOR	S/S	LCH	03/17/51	1,438,000,000	(126,780)	-	(126,780)
0.565%	6-Month JPY-LIBOR	S/S	LCH	03/19/51	289,000,000	(31,295)	-	(31,295)
0.570%	6-Month JPY-LIBOR	S/S	LCH	03/19/51	354,000,000	(43,139)	-	(43,139)
0.572%	6-Month JPY-LIBOR	S/S	LCH	04/07/51	157,000,000	(23,538)	-	(23,538)
0.750%	12-Month GBP-SONIA	A/A	LCH	03/16/52	GBP 42,400,000	3,563,835	155,280	3,408,555

						$2,252,927	$131,909	$2,121,018

Total Interest Rate Swaps						$5,256,755	$218,152	$5,038,603

Total Swap Agreements						$17,095,058	$10,876,425	$6,218,633

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$30,155,054	$-	$-	$30,155,054
	Corporate Bonds & Notes	1,062,976,486	-	1,062,976,486	-
	Senior Loan Notes	4,617,801	-	4,617,801	-
	Mortgage-Backed Securities	699,083,908	-	699,083,908	-
	Asset-Backed Securities	379,514,523	-	379,514,523	-
	U.S. Government Agency Issue	35,558,357	-	35,558,357	-
	U.S. Treasury Obligations	418,496,830	-	418,496,830	-
	Foreign Government Bonds & Notes	123,107,618	-	123,107,618	-
	Municipal Bonds	1,917,999	-	1,917,999	-
	Short-Term Investments	360,899,617	-	360,899,617	-
	Derivatives:
	Credit Contracts
	Swaps	1,537,680	-	1,537,680	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,562,674	-	6,562,674	-
	Interest Rate Contracts
	Futures	897,650	897,650	-	-
	Swaps	8,866,510	-	8,866,510

	Total Interest Rate Contracts	9,764,160	897,650	8,866,510	-

	Total Asset - Derivatives	17,864,514	897,650	16,966,864	-

	Total Assets	3,134,192,707	897,650	3,103,140,003	30,155,054

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(357,650)	-	(357,650)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,794,854)	-	(2,794,854)	-
	Interest Rate Contracts
	Futures	(6,531,409)	(6,531,409)	-	-
	Written Options	(145,923)	-	(145,923)	-
	Swaps	(3,827,907)	-	(3,827,907)	-

	Total Interest Rate Contracts	(10,505,239)	(6,531,409)	(3,973,830)	-

	Total Liabilities - Derivatives	(13,657,743)	(6,531,409)	(7,126,334)	-

	Total Liabilities	(13,657,743)	(6,531,409)	(7,126,334)	-

	Total	$3,120,534,964	($5,633,759)	$3,096,013,669	$30,155,054

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the period ended September 30, 2021:

Preferred Stocks
Value, Beginning of Period	$ 30,829,634
Purchases	-
Sales (Includes Paydowns)	-
Accrued Discounts (Premiums)	-
Net Realized Gains (Losses)	-
Change in Net Unrealized Appreciation (Depreciation)	(674,580)
Transfers In	-
Transfers Out	-

Value, End of Period	$ 30,155,054

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($674,580)

Additional information about Level 3 fair value measurements as of September 30, 2021 was as follows:

	Value at 09/30/21	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Preferred Stocks	$30,155,054	Straight-line amortization	Purchase Price	26.63	N/A

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.4%
Basic Materials - 0.8%
ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$ 785,000	$833,906
Celulosa Araucoy Constitucion SA (Chile) 4.500% due 08/01/24	1,300,000	1,407,224
LG Chem Ltd. (South Korea) 3.250% due 10/15/24 ~	3,000,000	3,204,674
LYB International Finance III LLC 1.250% due 10/01/25	1,675,000	1,674,632
Nucor Corp. 2.000% due 06/01/25	670,000	690,070
POSCO (South Korea)
2.375% due 11/12/22 ~	2,080,000	2,119,490
2.375% due 01/17/23 ~	1,055,000	1,076,641
Westlake Chemical Corp. 0.875% due 08/15/24	365,000	365,536

		11,372,173

Communications - 3.0%
Baidu, Inc. (China)
2.875% due 07/06/22	1,675,000	1,701,298
3.500% due 11/28/22	1,430,000	1,473,329
Charter Communications Operating LLC
4.464% due 07/23/22	9,047,000	9,277,941
4.908% due 07/23/25	4,394,000	4,943,687
Comcast Corp.
3.100% due 04/01/25	555,000	594,020
3.700% due 04/15/24	1,935,000	2,081,585
3.950% due 10/15/25	250,000	277,450
Cox Communications, Inc. 3.150% due 08/15/24 ~	1,316,000	1,393,839
Expedia Group, Inc. 3.600% due 12/15/23	2,535,000	2,683,921
Fox Corp. 3.666% due 01/25/22	1,880,000	1,899,917
NBN Co. Ltd. (Australia) 1.450% due 05/05/26 ~	3,725,000	3,712,001
NTT Finance Corp. (Japan)
0.373% due 03/03/23 ~	2,585,000	2,587,663
0.583% due 03/01/24 ~	1,065,000	1,063,883
Sky Ltd. (United Kingdom) 3.750% due 09/16/24 ~	710,000	771,913
T-Mobile USA, Inc.
2.250% due 02/15/26	1,895,000	1,918,687
3.500% due 04/15/25	1,905,000	2,052,961
Verizon Communications, Inc.
0.850% due 11/20/25	3,120,000	3,087,805
1.450% due 03/20/26	2,550,000	2,574,005

		44,095,905

Consumer, Cyclical - 5.2%
7-Eleven, Inc.
0.578% (USD LIBOR + 0.450%) due 08/10/22 § ~	360,000	360,091
0.625% due 02/10/23 ~	795,000	795,331
0.800% due 02/10/24 ~	1,285,000	1,284,818
American Airlines Pass-Through Trust Class B 3.700% due 04/15/27	1,142,558	1,106,498
AutoZone, Inc. 3.625% due 04/15/25	920,000	997,639
Brunswick Corp. 0.850% due 08/18/24	2,440,000	2,440,514

	Principal Amount	Value
Daimler Finance North America LLC (Germany) 1.750% due 03/10/23 ~	$3,105,000	$3,162,124
Ford Motor Credit Co. LLC 3.813% due 10/12/21	905,000	906,584
General Motors Co.
4.875% due 10/02/23	1,265,000	1,367,812
5.400% due 10/02/23	2,160,000	2,356,365
General Motors Financial Co., Inc.
2.900% due 02/26/25	3,270,000	3,432,005
4.200% due 11/06/21	2,435,000	2,443,630
Harley-Davidson Financial Services, Inc.
2.550% due 06/09/22 ~	685,000	693,197
4.050% due 02/04/22 ~	2,675,000	2,707,597
Hasbro, Inc. 3.000% due 11/19/24	2,655,000	2,812,633
Hyatt Hotels Corp. due 10/01/23 #	1,150,000	1,151,687
Hyundai Capital America
0.800% due 01/08/24 ~	1,570,000	1,563,686
0.875% due 06/14/24 ~	1,415,000	1,407,937
1.000% due 09/17/24 ~	905,000	902,100
1.150% due 11/10/22 ~	1,760,000	1,770,066
2.375% due 02/10/23 ~	3,340,000	3,414,346
2.850% due 11/01/22 ~	893,000	914,571
3.000% due 06/20/22 ~	1,950,000	1,983,880
3.950% due 02/01/22 ~	955,000	965,811
Marriott International, Inc.
2.300% due 01/15/22	200,000	200,794
3.125% due 02/15/23	685,000	702,278
3.600% due 04/15/24	3,542,000	3,775,282
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/22 ~	3,320,000	3,381,312
2.650% due 07/13/22 ~	415,000	421,364
Nissan Motor Co. Ltd. (Japan) 3.043% due 09/15/23 ~	2,785,000	2,897,719
Nordstrom, Inc. 2.300% due 04/08/24	320,000	320,049
O’Reilly Automotive, Inc. 3.800% due 09/01/22	1,760,000	1,799,950
Panasonic Corp. (Japan) 2.536% due 07/19/22 ~	1,395,000	1,415,563
QVC, Inc. 4.375% due 03/15/23	7,160,000	7,476,830
Ralph Lauren Corp. 1.700% due 06/15/22	430,000	434,370
Ross Stores, Inc. 4.600% due 04/15/25	4,315,000	4,818,240
Stellantis Finance US, Inc. 1.711% due 01/29/27 ~	1,390,000	1,386,238
United Airlines Pass-Through Trust Class B 3.500% due 11/01/29	671,840	662,124
Volkswagen Group of America Finance LLC (Germany)
0.750% due 11/23/22 ~	1,475,000	1,479,597
0.875% due 11/22/23 ~	1,415,000	1,422,376
2.700% due 09/26/22 ~	1,190,000	1,217,027
2.900% due 05/13/22 ~	735,000	746,572
3.125% due 05/12/23 ~	680,000	706,678

		76,205,285

Consumer, Non-Cyclical - 8.2%
AbbVie, Inc.
2.600% due 11/21/24	7,590,000	7,981,392
2.900% due 11/06/22	3,195,000	3,282,097
3.200% due 11/06/22	260,000	266,822
3.250% due 10/01/22	330,000	337,286
3.450% due 03/15/22	1,100,000	1,109,878
AmerisourceBergen Corp. 0.737% due 03/15/23	1,960,000	1,963,116

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Anthem, Inc. 2.375% due 01/15/25	$780,000	$812,955
Astrazeneca Finance LLC (United Kingdom)
0.700% due 05/28/24	2,095,000	2,098,048
1.200% due 05/28/26	2,930,000	2,932,480
AstraZeneca PLC (United Kingdom)
0.300% due 05/26/23	3,000,000	3,000,551
3.500% due 08/17/23	770,000	813,927
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	2,095,000	2,097,180
Baxalta, Inc. 3.600% due 06/23/22	675,000	687,668
Bayer US Finance II LLC (Germany) 3.875% due 12/15/23 ~	3,750,000	3,991,171
Becton Dickinson & Co.
3.363% due 06/06/24	1,081,000	1,149,759
3.734% due 12/15/24	285,000	308,104
Bristol-Myers Squibb Co.
2.900% due 07/26/24	1,136,000	1,206,608
3.250% due 02/20/23	375,000	389,320
Bunge Ltd. Finance Corp.
3.000% due 09/25/22	6,425,000	6,575,672
4.350% due 03/15/24	235,000	254,177
Cardinal Health, Inc.
3.079% due 06/15/24	1,285,000	1,357,320
3.200% due 03/15/23	1,530,000	1,590,379
3.500% due 11/15/24	2,100,000	2,251,019
China Mengniu Dairy Co. Ltd. (China) 1.875% due 06/17/25 ~	3,737,000	3,747,327
Cigna Corp.
3.000% due 07/15/23	1,245,000	1,298,719
3.750% due 07/15/23	706,000	746,456
Coca-cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	4,235,000	4,222,886
CVS Health Corp.
2.625% due 08/15/24	615,000	645,987
3.700% due 03/09/23	705,000	736,357
Diageo Capital PLC (United Kingdom) 1.375% due 09/29/25	1,300,000	1,315,248
EMD Finance LLC (Germany) 2.950% due 03/19/22 ~	800,000	806,408
Gilead Sciences, Inc. 0.750% due 09/29/23	4,920,000	4,920,253
Global Payments, Inc. 2.650% due 02/15/25	1,420,000	1,484,748
Health Care Service Corp. A Mutual Legal Reserve Co. 1.500% due 06/01/25 ~	3,045,000	3,091,347
HPHT Finance 17 Ltd. (Hong Kong) 2.750% due 09/11/22 ~	3,735,000	3,799,427
Humana, Inc.
0.650% due 08/03/23	1,140,000	1,140,802
1.350% due 02/03/27	450,000	444,193
2.900% due 12/15/22	550,000	565,648
3.150% due 12/01/22	800,000	820,508
3.850% due 10/01/24	1,470,000	1,591,378
4.500% due 04/01/25	2,015,000	2,238,662
IHS Markit Ltd. 3.625% due 05/01/24	1,345,000	1,433,030
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	2,275,000	2,394,439
3.500% due 02/11/23 ~	4,065,000	4,185,323
3.750% due 07/21/22 ~	5,595,000	5,705,508
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,060,000	1,057,306
Moody’s Corp. 3.750% due 03/24/25	2,185,000	2,376,842

	Principal Amount	Value
PeaceHealth Obligated Group 1.375% due 11/15/25	$455,000	$459,078
PerkinElmer, Inc.
0.550% due 09/15/23	1,385,000	1,386,335
0.850% due 09/15/24	2,640,000	2,640,639
Perrigo Co. PLC 4.000% due 11/15/23	1,355,000	1,415,451
Perrigo Finance Unlimited Co. 3.900% due 12/15/24	5,705,000	6,049,896
Prosperous Ray Ltd. (China) 4.625% due 11/12/23 ~	2,900,000	3,099,926
Royalty Pharma PLC 0.750% due 09/02/23	1,865,000	1,871,426
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	2,355,000	2,455,860
Thermo Fisher Scientific, Inc. 4.133% due 03/25/25	725,000	797,933
Triton Container International Ltd. (Bermuda) 0.800% due 08/01/23 ~	2,770,000	2,768,592

		120,170,867

Diversified - 0.2%
CK Hutchison International 17 II Ltd. (United Kingdom) 2.750% due 03/29/23 ~	2,200,000	2,269,767

Energy - 6.4%
Aker BP ASA (Norway) 3.000% due 01/15/25 ~	1,725,000	1,818,673
BP Capital Markets America, Inc. 2.937% due 04/06/23	1,325,000	1,375,222
Canadian Natural Resources Ltd. (Canada) 2.050% due 07/15/25	2,845,000	2,914,489
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	2,805,000	3,169,665
7.000% due 06/30/24	4,035,000	4,564,809
Diamondback Energy, Inc.
2.875% due 12/01/24	4,735,000	4,973,458
4.750% due 05/31/25	2,280,000	2,548,134
Enbridge, Inc. (Canada)
0.450% (SOFR + 0.400%) due 02/17/23 §	815,000	817,587
2.500% due 01/15/25	2,070,000	2,157,133
Energy Transfer Operating LP
2.900% due 05/15/25	440,000	461,387
3.450% due 01/15/23	200,000	205,848
3.600% due 02/01/23	675,000	696,090
4.200% due 09/15/23	510,000	541,856
4.250% due 03/15/23	3,225,000	3,362,688
4.250% due 04/01/24	135,000	144,571
4.900% due 02/01/24	485,000	523,233
5.875% due 01/15/24	4,465,000	4,908,071
Eni SPA (Italy) 4.000% due 09/12/23 ~	3,395,000	3,613,398
Enterprise Products Operating LLC 3.500% due 02/01/22	3,085,000	3,117,738
EOG Resources, Inc. 2.625% due 03/15/23	520,000	534,170
EQT Corp. 3.000% due 10/01/22	3,940,000	4,014,269
Exxon Mobil Corp. 2.992% due 03/19/25	3,865,000	4,124,544
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	455,000	463,900
2.600% due 10/15/25 ~	910,000	933,354
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	260,000	266,244

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Pioneer Natural Resources Co.
0.550% due 05/15/23	$1,280,000	$1,281,633
0.750% due 01/15/24	1,455,000	1,453,859
Plains All American Pipeline LP 2.850% due 01/31/23	2,688,000	2,748,650
Reliance Industries Ltd. (India) 5.400% due 02/14/22 ~	3,300,000	3,354,459
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	3,385,000	3,598,209
6.250% due 03/15/22	5,211,000	5,270,979
Saudi Arabian Oil Co. (Saudi Arabia) 2.750% due 04/16/22 ~	3,415,000	3,457,834
Schlumberger Finance Canada Ltd. 1.400% due 09/17/25	680,000	687,602
Schlumberger Holdings Corp.
3.750% due 05/01/24 ~	3,040,000	3,248,588
4.000% due 12/21/25 ~	750,000	826,891
Suncor Energy, Inc. (Canada) 2.800% due 05/15/23	1,555,000	1,609,993
Valero Energy Corp.
1.200% due 03/15/24	1,680,000	1,699,260
2.700% due 04/15/23	3,565,000	3,680,855
3.650% due 03/15/25	480,000	519,613
Western Midstream Operating LP 4.000% due 07/01/22	3,155,000	3,206,994
Williams Cos., Inc.
3.350% due 08/15/22	875,000	891,010
3.700% due 01/15/23	3,835,000	3,961,885
4.300% due 03/04/24	565,000	606,752

		94,355,597

Financial - 17.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.950% due 02/01/22	2,875,000	2,899,214
4.125% due 07/03/23	1,847,000	1,943,544
4.450% due 12/16/21	2,895,000	2,908,749
4.500% due 09/15/23	2,095,000	2,232,744
4.875% due 01/16/24	1,505,000	1,626,446
Air Lease Corp.
2.250% due 01/15/23	1,480,000	1,512,654
3.500% due 01/15/22	900,000	907,810
American International Group, Inc. 2.500% due 06/30/25	2,865,000	3,001,148
Aon Corp. 2.200% due 11/15/22	715,000	729,762
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~	1,635,000	1,619,038
2.875% due 02/15/25 ~	1,700,000	1,749,800
3.625% due 05/01/22 ~	2,800,000	2,842,218
3.950% due 07/01/24 ~	560,000	594,798
5.125% due 10/01/23 ~	1,890,000	2,031,375
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	4,200,000	4,226,205
Banco del Estado de Chile (Chile) 2.704% due 01/09/25 ~	1,010,000	1,048,128
Banco Santander Mexico SA Institucion de Banca (Mexico)
4.125% due 11/09/22 ~	3,500,000	3,614,240
5.375% due 04/17/25 ~	155,000	173,437
Banco Santander SA (Spain) 0.701% due 06/30/24	200,000	200,422
Bank of America Corp.
0.976% due 04/22/25	2,225,000	2,237,584
1.294% (USD LIBOR + 1.160%) due 01/20/23 §	4,085,000	4,099,254
1.734% due 07/22/27	1,600,000	1,607,646
2.503% due 10/21/22	2,000,000	2,002,159
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	5,470,000	5,872,085

	Principal Amount	Value
Banque Federative du Credit Mutuel SA (France)
due 02/04/25 # ~	$2,350,000	$2,351,914
0.650% due 02/27/24 ~	2,045,000	2,042,534
2.125% due 11/21/22 ~	2,480,000	2,531,249
Barclays Bank PLC (United Kingdom) 1.700% due 05/12/22	1,245,000	1,254,920
Barclays PLC (United Kingdom) 4.338% due 05/16/24	1,380,000	1,461,154
BDO Unibank, Inc. (Philippines) 2.950% due 03/06/23 ~	3,700,000	3,819,011
BPCE SA (France) 5.700% due 10/22/23 ~	4,740,000	5,198,315
Brighthouse Financial Global Funding
0.600% due 06/28/23 ~	1,780,000	1,781,894
1.000% due 04/12/24 ~	1,785,000	1,794,481
Capital One Financial Corp.
3.200% due 01/30/23	1,335,000	1,382,447
3.500% due 06/15/23	965,000	1,014,480
3.900% due 01/29/24	1,290,000	1,381,192
CC Holdings GS V LLC/Crown Castle GS III Corp. REIT 3.849% due 04/15/23	5,825,000	6,116,283
Charles Schwab Corp. 4.200% due 03/24/25	2,275,000	2,516,131
Citigroup, Inc.
0.981% due 05/01/25	1,850,000	1,856,437
2.312% due 11/04/22	2,255,000	2,258,485
2.900% due 12/08/21	4,145,000	4,155,640
3.106% due 04/08/26	1,845,000	1,959,570
Citizens Bank NA
2.650% due 05/26/22	1,300,000	1,317,863
3.250% due 02/14/22	2,345,000	2,365,023
CNO Global Funding due 10/07/26 # ~	1,735,000	1,734,757
Cooperatieve Rabobank UA (Netherlands) 3.950% due 11/09/22	3,375,000	3,504,147
CrediCorp Ltd. (Peru) 2.750% due 06/17/25 ~	665,000	680,214
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	1,930,000	1,923,453
1.000% due 05/05/23	3,030,000	3,058,749
2.800% due 04/08/22	2,420,000	2,452,787
2.997% due 12/14/23 ~	670,000	688,264
Crown Castle International Corp. 1.050% due 07/15/26	2,400,000	2,350,418
Danske Bank AS (Denmark)
1.226% due 06/22/24 ~	3,065,000	3,096,222
5.000% due 01/12/22 ~	1,835,000	1,857,143
5.375% due 01/12/24 ~	255,000	279,918
Deutsche Bank AG (Germany) 4.250% due 10/14/21	4,565,000	4,569,940
Equitable Financial Life Global Funding 0.500% due 04/06/23 ~	4,245,000	4,250,828
First Niagara Financial Group, Inc. 7.250% due 12/15/21	1,140,000	1,155,398
Goldman Sachs Group, Inc.
0.657% due 09/10/24	2,430,000	2,430,832
0.673% due 03/08/24	2,605,000	2,608,681
3.500% due 04/01/25	2,170,000	2,333,705
5.750% due 01/24/22	2,010,000	2,044,132
Highwoods Realty LP REIT 3.625% due 01/15/23	1,305,000	1,343,635
HSBC Holdings PLC (United Kingdom)
0.976% due 05/24/25	1,545,000	1,542,665
1.645% due 04/18/26	1,375,000	1,382,916
2.099% due 06/04/26	1,585,000	1,620,301
ING Groep NV (Netherlands) 1.282% (USD LIBOR + 1.150%) due 03/29/22 §	1,970,000	1,981,362

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
JPMorgan Chase & Co.
0.824% due 06/01/25	$2,030,000	$2,030,144
0.935% (SOFR + 0.885%) due 04/22/27 §	1,150,000	1,164,809
2.083% due 04/22/26	3,500,000	3,601,277
LeasePlan Corp. (Netherlands) 2.875% due 10/24/24 ~	1,145,000	1,198,944
Lloyds Banking Group PLC (United Kingdom)
1.326% due 06/15/23	935,000	941,116
4.500% due 11/04/24	1,025,000	1,125,996
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	2,875,000	2,868,762
Marsh & McLennan Cos., Inc. 3.875% due 03/15/24	1,815,000	1,951,932
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.953% due 07/19/25	3,500,000	3,504,887
3.218% due 03/07/22	3,685,000	3,732,269
Mizuho Financial Group Cayman 2 Ltd. (Japan) 4.200% due 07/18/22 ~	3,500,000	3,597,755
Morgan Stanley
0.529% due 01/25/24	1,745,000	1,746,617
0.560% due 11/10/23	2,595,000	2,598,810
0.731% due 04/05/24	2,085,000	2,092,411
Nasdaq, Inc. 0.445% due 12/21/22	1,680,000	1,680,151
Nationwide Building Society (United Kingdom) 3.622% due 04/26/23 ~	2,275,000	2,314,766
Natwest Group PLC (United Kingdom) 3.875% due 09/12/23	2,030,000	2,153,050
NatWest Markets PLC (United Kingdom)
0.800% due 08/12/24 ~	1,055,000	1,053,066
2.375% due 05/21/23 ~	2,970,000	3,062,394
Park Aerospace Holdings Ltd. (Ireland)
4.500% due 03/15/23 ~	120,000	125,422
5.250% due 08/15/22 ~	1,550,000	1,605,884
PNC Bank NA 2.950% due 01/30/23	1,305,000	1,346,941
Principal Life Global Funding II 0.750% due 04/12/24 ~	1,230,000	1,232,135
Public Storage REIT 0.520% (SOFR + 0.470%) due 04/23/24 §	1,045,000	1,046,684
QNB Finance Ltd. (Qatar)
2.625% due 05/12/25 ~	1,280,000	1,334,426
3.500% due 03/28/24 ~	2,320,000	2,463,527
SBA Tower Trust REIT
1.631% due 05/15/51 ~	1,045,000	1,043,601
1.884% due 07/15/50 ~	725,000	734,855
2.836% due 01/15/50 ~	1,725,000	1,788,495
3.448% due 03/15/48 ~	4,500,000	4,560,496
Simon Property Group LP REIT
2.000% due 09/13/24	899,000	930,795
3.375% due 10/01/24	1,850,000	1,980,686
Societe Generale SA (France) 2.625% due 10/16/24 ~	335,000	348,655
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	900,000	897,494
1.284% (USD LIBOR + 1.150%) due 01/20/23 § ~	1,460,000	1,464,752
1.319% due 10/14/23 ~	945,000	951,113
3.885% due 03/15/24 ~	395,000	412,599
3.950% due 01/11/23 ~	2,535,000	2,627,783
State Street Corp. 2.825% due 03/30/23	625,000	632,678
Svenska Handelsbanken AB (Sweden)
0.550% due 06/11/24 ~	1,520,000	1,516,808
1.418% due 06/11/27 ~	1,465,000	1,458,916

	Principal Amount	Value
Swedbank AB (Sweden)
0.600% due 09/25/23 ~	$2,540,000	$2,545,867
1.300% due 06/02/23 ~	2,205,000	2,237,603
Synchrony Bank 3.000% due 06/15/22	705,000	716,638
Synchrony Financial
2.850% due 07/25/22	6,027,000	6,137,281
4.250% due 08/15/24	4,015,000	4,340,146
Toronto-Dominion Bank (Canada) 0.700% due 09/10/24	2,920,000	2,915,182
Truist Financial Corp. 0.450% (SOFR + 0.400%) due 06/09/25 §	1,495,000	1,500,924
UBS Group AG (Switzerland)
1.008% due 07/30/24 ~	2,455,000	2,471,658
1.351% (USD LIBOR + 1.220%) due 05/23/23 § ~	3,105,000	3,127,838
1.494% due 08/10/27 ~	775,000	766,501
UniCredit SPA (Italy) 3.750% due 04/12/22 ~	3,665,000	3,725,717
Wells Fargo & Co.
1.654% due 06/02/24	1,780,000	1,815,302
2.188% due 04/30/26	1,575,000	1,626,214
3.500% due 03/08/22	216,000	219,061
4.125% due 08/15/23	765,000	815,012
Western Union Co. 2.850% due 01/10/25	2,440,000	2,559,387

		259,574,182

Industrial - 2.2%
Amphenol Corp. 2.050% due 03/01/25	1,580,000	1,631,175
Avnet, Inc. 4.875% due 12/01/22	670,000	701,465
Boral Finance Pty Ltd. (Australia) 3.000% due 11/01/22 ~	475,000	484,117
Carrier Global Corp. 2.242% due 02/15/25	3,225,000	3,342,318
CNH Industrial Capital LLC 3.875% due 10/15/21	3,305,000	3,308,604
DAE Funding LLC (United Arab Emirates)
1.550% due 08/01/24 ~	990,000	982,189
5.250% due 11/15/21 ~	3,080,000	3,082,849
Eastern Creation II Investment Holdings Ltd. (China) 1.000% due 09/10/23 ~	3,060,000	3,058,254
GATX Corp. 3.900% due 03/30/23	440,000	460,981
General Electric Co. 3.450% due 05/15/24	905,000	962,908
Guangzhou Metro Investment Finance BVI Ltd. (China) 1.507% due 09/17/25 ~	3,150,000	3,087,332
Martin Marietta Materials, Inc. 0.650% due 07/15/23	855,000	856,728
Otis Worldwide Corp. 2.056% due 04/05/25	1,870,000	1,933,071
Penske Truck Leasing Co. LP 3.375% due 02/01/22 ~	1,467,000	1,474,070
Republic Services, Inc. 2.500% due 08/15/24	1,575,000	1,649,848
Siemens Financieringsmaatschappij (Germany) 0.650% due 03/11/24 ~	1,535,000	1,539,048
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	695,000	736,230
4.125% due 07/15/23 ~	311,000	328,720

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Yongda Investment Ltd. (China) 2.250% due 06/16/25 ~	$2,730,000	$2,743,253

		32,363,160

Technology - 2.9%
Analog Devices, Inc.
due 10/01/24 #	600,000	601,725
2.950% due 04/01/25	555,000	592,306
CDW LLC 5.500% due 12/01/24	655,000	722,138
Fidelity National Information Services, Inc.
0.375% due 03/01/23	2,555,000	2,557,020
0.600% due 03/01/24	1,225,000	1,223,566
Fiserv, Inc. 2.750% due 07/01/24	3,345,000	3,523,551
Fortinet, Inc. 1.000% due 03/15/26	1,490,000	1,468,792
HCL America, Inc. (India) 1.375% due 03/10/26 ~	3,900,000	3,857,809
Microchip Technology, Inc.
0.972% due 02/15/24 ~	2,770,000	2,772,623
0.983% due 09/01/24 ~	2,050,000	2,048,123
2.670% due 09/01/23	2,125,000	2,203,883
Micron Technology, Inc.
2.497% due 04/24/23	5,290,000	5,451,504
4.640% due 02/06/24	1,650,000	1,791,619
NXP BV (China)
2.700% due 05/01/25 ~	395,000	412,799
3.875% due 09/01/22 ~	2,790,000	2,873,499
4.625% due 06/01/23 ~	3,590,000	3,818,548
Roper Technologies, Inc.
0.450% due 08/15/22	660,000	661,216
1.000% due 09/15/25	510,000	507,503
2.350% due 09/15/24	670,000	701,810
3.125% due 11/15/22	2,755,000	2,821,158
3.650% due 09/15/23	695,000	736,506
Skyworks Solutions, Inc. 0.900% due 06/01/23	650,000	651,336
VMware, Inc. 0.600% due 08/15/23	1,375,000	1,377,156

		43,376,190

Utilities - 2.9%
AES Corp. 3.300% due 07/15/25 ~	1,565,000	1,664,464
Alexander Funding Trust 1.841% due 11/15/23 ~	1,885,000	1,921,873
American Electric Power Co., Inc. 3.650% due 12/01/21	280,000	281,526
APT Pipelines Ltd. (Australia) 4.200% due 03/23/25 ~	1,230,000	1,338,537
Edison International
2.950% due 03/15/23	1,520,000	1,564,304
3.125% due 11/15/22	1,140,000	1,169,043
Enel Finance International NV (Italy)
1.375% due 07/12/26 ~	2,330,000	2,317,850
2.650% due 09/10/24 ~	520,000	545,028
FirstEnergy Corp. 3.350% due 07/15/22	3,135,000	3,176,068
Israel Electric Corp. Ltd. (Israel)
5.000% due 11/12/24 ~	1,750,000	1,942,780
6.875% due 06/21/23 ~	565,000	622,192
NRG Energy, Inc. 3.750% due 06/15/24 ~	1,125,000	1,200,585
Pacific Gas and Electric Co.
1.750% due 06/16/22	9,905,000	9,890,173
3.500% due 06/15/25	2,010,000	2,097,245
San Diego Gas & Electric Co. 1.914% due 02/01/22	141,086	141,389

	Principal Amount	Value
Sempra Energy 2.875% due 10/01/22	$145,000	$147,448
Sinosing Services Pte Ltd. (China) 2.250% due 02/20/25 ~	4,005,000	4,061,696
Tenaga Nasional Bhd (Malaysia) 7.500% due 11/01/25	1,200,000	1,457,473
Vistra Operations Co. LLC 3.550% due 07/15/24 ~	6,970,000	7,333,205

		42,872,879

Total Corporate Bonds & Notes (Cost $714,523,948)		726,656,005

MORTGAGE-BACKED SECURITIES - 19.3%
Collateralized Mortgage Obligations - Commercial - 6.7%
280 Park Avenue Mortgage Trust 0.964% (USD LIBOR + 0.880%) due 09/15/34 § ~	1,640,000	1,642,210
Austin Fairmont Hotel Trust 1.134% (USD LIBOR + 1.050%) due 09/15/32 § ~	1,180,000	1,181,232
BAMLL Co.mmercial Mortgage Securities Trust
0.934% (USD LIBOR + 0.850%) due 09/15/34 § ~	4,770,000	4,773,479
2.100% (USD LIBOR + 2.000%) due 09/15/38 § ~	1,570,000	1,573,660
3.490% due 04/14/33 ~	1,775,000	1,886,983
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	74,435	74,552
Bank
2.056% due 11/15/62	681,428	692,571
2.263% due 08/15/61	638,103	651,718
BCP Trust 0.883% (USD LIBOR + 0.799%) due 06/15/38 § ~	1,045,000	1,039,283
BPR Trust 1.250% (USD LIBOR + 1.150%) due 09/15/38 § ~	1,585,000	1,589,228
BSREP Commercial Mortgage Trust 1.984% (USD LIBOR + 1.900%) due 08/15/38 § ~	700,000	702,213
BX Commercial Mortgage Trust
1.164% (USD LIBOR + 1.080%) due 10/15/36 § ~	1,298,994	1,301,209
1.204% (USD LIBOR + 1.120%) due 12/15/36 § ~	1,257,978	1,259,050
1.334% (USD LIBOR + 1.250%) due 12/15/36 § ~	1,211,898	1,213,001
1.364% (USD LIBOR + 1.280%) due 06/15/23 § ~	935,000	937,520
1.484% (USD LIBOR + 1.400%) due 06/15/38 § ~	1,395,000	1,399,795
CGDB Commercial Mortgage Trust 1.734% (USD LIBOR + 1.650%) due 11/15/36 § ~	2,615,000	2,612,084
Cold Storage Trust 1.384% (USD LIBOR + 1.300%) due 11/15/37 § ~	1,484,316	1,487,841
Commercial Mortgage Trust
3.754% due 02/10/37 § ~	2,115,000	2,143,498
3.838% due 09/10/47	2,825,000	3,041,590
3.926% due 03/10/48 §	845,000	905,588
3.961% due 03/10/47	2,155,000	2,301,006
4.080% due 08/10/47	1,760,000	1,894,585
4.244% due 03/10/48 §	1,770,000	1,876,000
4.353% due 08/10/30 ~	1,180,000	1,241,176
4.701% due 03/10/47	1,730,000	1,851,238
4.813% due 02/10/47 §	1,715,000	1,847,837
4.860% due 08/10/47 § ~	710,000	708,029

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates
1.514% (USD LIBOR + 1.430%) due 05/15/36 § ~	$2,140,000	$2,144,622
1.684% (USD LIBOR + 1.600%) due 05/15/36 § ~	1,575,000	1,581,834
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	773,863	790,278
Extended Stay America Trust 1.784% (USD LIBOR + 1.700%) due 07/15/38 § ~	1,711,098	1,726,340
Fontainebleau Miami Beach Trust 3.750% due 12/10/36 ~	2,460,000	2,586,563
GCT Commercial Mortgage Trust 0.884% (USD LIBOR + 0.800%) due 02/15/38 § ~	1,325,000	1,326,869
Great Wolf Trust 1.717% (USD LIBOR + 1.633%) due 12/15/36 § ~	1,055,000	1,053,263
GS Mortgage Securities Corp. Trust 1.684% (USD LIBOR + 1.600%) due 05/15/26 § ~	1,440,000	1,443,582
InTown Hotel Portfolio Trust
1.034% (USD LIBOR + 0.950%) due 01/15/33 § ~	835,000	836,125
1.584% (USD LIBOR + 1.500%) due 01/15/33 § ~	685,000	686,198
JP Morgan Chase Commercial Mortgage Securities Trust
1.434% (USD LIBOR + 1.350%) due 09/15/29 § ~	3,240,000	3,235,991
1.684% (USD LIBOR + 1.600%) due 09/15/29 § ~	1,025,000	1,021,933
1.854% (USD LIBOR + 1.770%) due 10/15/33 § ~	2,345,000	2,353,070
2.254% (USD LIBOR + 2.170%) due 10/15/33 § ~	1,890,000	1,897,615
JPMBB Commercial Mortgage Securities Trust 3.934% due 09/15/47	2,420,000	2,615,089
KIND Trust 1.834% (USD LIBOR + 1.750%) due 08/15/38 § ~	2,065,000	2,070,051
KKR Industrial Portfolio Trust
1.084% (USD LIBOR + 1.000%) due 12/15/37 § ~	880,000	880,741
1.334% (USD LIBOR + 1.250%) due 12/15/37 § ~	635,000	635,250
Merit
1.484% (USD LIBOR + 1.400%) due 08/15/37 § ~	1,598,442	1,601,895
1.784% (USD LIBOR + 1.700%) due 08/15/37 § ~	787,433	789,744
2.434% (USD LIBOR + 2.350%) due 08/15/37 § ~	1,037,337	1,041,492
MHC Trust 1.184% (USD LIBOR + 1.100%) due 05/15/23 § ~	1,390,000	1,393,130
Morgan Stanley Bank of America Merrill Lynch Trust 4.110% due 10/15/47 §	775,000	830,360
Morgan Stanley Capital I Trust
3.300% (USD LIBOR + 1.800%) due 12/15/36 § ~	775,000	779,059
3.912% due 09/09/32 ~	2,700,000	2,878,231
New Orleans Hotel Trust 1.373% (USD LIBOR + 1.289%) due 04/15/32 § ~	3,355,000	3,337,871
ONE Mortgage Trust
1.034% (USD LIBOR + 0.950%) due 03/15/36 § ~	2,945,000	2,949,346

	Principal Amount	Value
1.184% (USD LIBOR + 1.100%) due 03/15/36 § ~	$1,580,000	$1,582,492
RLGH Trust 0.884% (USD LIBOR + 0.800%) due 04/15/36 § ~	1,370,000	1,372,254
Shelter Growth CRE Issuer Ltd. (Cayman) 1.175% (USD LIBOR + 1.080%) due 09/15/36 § ~	1,190,000	1,191,488
SLIDE
1.234% (USD LIBOR + 1.150%) due 06/15/31 § ~	1,617,779	1,618,788
2.184% (USD LIBOR + 2.100%) due 06/15/31 § ~	1,245,876	1,234,670
WFRBS Commercial Mortgage Trust
4.045% due 03/15/47	1,465,000	1,565,076
4.697% due 04/15/45	1,590,000	1,607,836

		98,487,322

Collateralized Mortgage Obligations - Residential - 9.3%
Angel Oak Mortgage Trust
0.909% due 01/25/66 § ~	2,526,340	2,513,229
0.985% due 04/25/66 § ~	1,899,315	1,907,199
1.068% due 05/25/66 § ~	1,322,334	1,323,467
1.261% due 05/25/65 § ~	961,760	965,111
1.579% due 05/25/65 § ~	790,665	795,008
1.691% due 04/25/65 § ~	1,867,373	1,882,365
2.872% due 04/25/65 § ~	475,466	481,897
3.301% due 07/26/49 § ~	689,349	695,209
3.920% due 11/25/48 § ~	1,275,763	1,289,603
Bayview MSR Opportunity Master Fund Trust 2.500% due 06/25/51 § ~	2,077,996	2,131,554
CIM Trust 2.500% due 04/25/50 § ~	1,846,968	1,874,757
COLT Mortgage Loan Trust
1.167% due 06/25/66 § ~	1,432,763	1,432,791
1.419% due 09/27/66 § ~	895,000	893,234
1.506% due 04/27/65 § ~	396,523	397,772
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 § ~	687,304	687,819
0.973% due 05/25/65 § ~	582,436	582,045
1.260% due 04/25/66 § ~	752,320	753,026
1.692% due 05/25/65 ~	624,835	627,841
2.339% due 01/25/60 § ~	684,932	688,919
Ellington Financial Mortgage Trust
0.797% due 02/25/66 § ~	556,313	556,020
0.931% due 06/25/66 § ~	875,028	876,651
1.106% due 02/25/66 § ~	477,858	476,717
1.291% due 06/25/66 § ~	843,126	844,679
2.006% due 05/25/65 § ~	836,652	843,197
2.739% due 11/25/59 § ~	495,538	503,351
3.046% due 11/25/59 § ~	444,713	451,007
Fannie Mae
3.000% due 11/25/47	2,722,148	2,881,853
4.000% due 06/25/44	47,597	47,835
Fannie Mae Connecticut Avenue Securities
0.936% (USD LIBOR + 0.850%) due 07/25/30 §	1,673,867	1,674,792
1.186% (USD LIBOR + 1.100%) due 11/25/29 §	2,273,542	2,247,303
1.286% (USD LIBOR + 1.200%) due 01/25/30 §	947,555	924,850
1.436% (USD LIBOR + 1.350%) due 09/25/29 §	971,762	978,334
2.186% (USD LIBOR + 2.100%) due 03/25/31 §	1,930,417	1,953,023
4.536% (USD LIBOR + 4.450%) due 01/25/29 §	1,037,391	1,076,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Flagstar Mortgage Trust
0.936% (USD LIBOR + 0.850%) due 03/25/50 § ~	$640,608	$640,768
4.000% due 09/25/48 § ~	745,646	756,300
Freddie Mac
0.700% (SOFR + 0.650%) due 01/25/51 § ~	538,311	538,434
0.750% (SOFR + 0.700%) due 08/25/33 § ~	2,382,483	2,384,127
0.850% (SOFR + 0.800%) due 08/25/33 § ~	1,645,981	1,648,720
0.900% (SOFR + 0.850%) due 09/25/41 § ~	1,040,000	1,041,626
1.700% (SOFR + 1.650%) due 01/25/34 § ~	920,000	928,228
1.936% (USD LIBOR + 1.850%) due 02/25/50 § ~	2,520,248	2,542,745
3.642% due 10/25/46 §	280,304	282,563
3.844% due 05/25/47 § ~	244,508	246,456
7.000% due 09/15/30	154,172	174,971
Freddie Mac STACR Trust
0.836% (USD LIBOR + 0.750%) due 10/25/48 § ~	102,731	102,812
0.886% (USD LIBOR + 0.800%) due 12/25/30 § ~	382,706	383,136
0.950% (SOFR + 0.900%) due 12/25/50 § ~	342,993	343,221
1.036% (USD LIBOR + 0.950%) due 12/25/30 § ~	700,000	700,602
1.486% (USD LIBOR + 1.400%) due 02/25/49 § ~	1,152,077	1,159,973
2.436% (USD LIBOR + 2.350%) due 02/25/49 § ~	2,533,720	2,563,918
3.186% (USD LIBOR + 3.100%) due 03/25/50 § ~	1,284,961	1,305,061
3.236% (USD LIBOR + 3.150%) due 09/25/50 § ~	454,174	457,578
Freddie Mac Structured Agency Credit Risk Debt Notes
1.150% (SOFR + 1.100%) due 11/25/50 § ~	210,739	210,835
1.286% (USD LIBOR + 1.200%) due 10/25/29 §	245,539	245,646
4.736% (USD LIBOR + 4.650%) due 10/25/28 §	1,306,578	1,357,563
4.786% (USD LIBOR + 4.700%) due 04/25/28 §	1,305,364	1,351,592
FWD Securitization Trust 2.240% due 01/25/50 § ~	1,670,899	1,696,676
Galton Funding Mortgage Trust
2.310% due 01/25/60 § ~	255,939	260,267
2.832% due 01/25/60 § ~	1,085,000	1,086,312
3.339% due 10/25/59 § ~	680,000	683,954
3.500% due 11/25/57 § ~	521,844	527,715
4.000% due 02/25/59 § ~	311,684	314,889
4.500% due 02/25/59 § ~	426,441	434,006
GS Mortgage-Backed Securities Trust
1.017% due 07/25/61 § ~	1,034,228	1,035,546
1.658% due 07/25/44 § ~	31,245	31,512
2.500% due 10/25/51 § ~	3,100,065	3,170,785
Homeward Opportunities Fund I Trust
1.657% due 05/25/65 § ~	1,514,794	1,522,821
2.675% due 11/25/59 § ~	320,257	322,615
Hundred Acre Wood Trust 2.500% due 07/25/51 § ~	2,047,538	2,102,417
Imperial Fund Mortgage Trust 1.516% due 09/25/56 § ~	1,266,791	1,267,301
JP Morgan Mortgage Trust
3.000% due 10/25/50 § ~	740,574	759,594
3.500% due 06/25/50 § ~	30,680	30,674
3.500% due 08/25/50 § ~	542,319	555,956

	Principal Amount	Value
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 § ~	$1,645,000	$1,683,619
MFA Trust 0.852% due 01/25/56 § ~	1,173,749	1,172,733
New Residential Mortgage Loan Trust
0.943% due 07/25/55 § ~	1,781,826	1,780,735
1.650% due 05/24/60 § ~	1,474,791	1,486,084
2.464% due 01/26/60 § ~	587,789	593,303
2.500% due 06/25/51 § ~	1,357,610	1,387,690
2.710% due 11/25/59 § ~	1,043,694	1,057,677
NLT Trust
1.162% due 08/25/56 § ~	3,936,934	3,930,747
1.520% due 08/25/56 § ~	1,013,703	1,012,132
OBX Trust
0.836% (USD LIBOR + 0.750%) due 02/25/60 § ~	719,596	720,343
0.986% (USD LIBOR + 0.900%) due 06/25/59 § ~	203,873	204,770
0.986% (USD LIBOR + 0.900%) due 10/25/59 § ~	337,050	337,584
1.036% (USD LIBOR + 0.950%) due 02/25/60 § ~	1,176,683	1,172,567
1.054% due 07/25/61 § ~	997,666	998,514
1.286% (USD LIBOR + 1.200%) due 06/25/59 § ~	409,002	407,455
2.500% due 05/25/51 § ~	2,342,963	2,383,215
3.000% due 01/25/60 § ~	1,008,731	1,020,707
3.000% due 05/25/60 § ~	1,947,911	1,982,107
3.500% due 12/25/49 § ~	297,529	303,903
3.500% due 02/25/60 § ~	964,668	990,487
PSMC Trust
2.500% due 03/25/51 § ~	3,495,337	3,568,600
2.500% due 05/25/51 § ~	2,626,033	2,677,392
Sequoia Mortgage Trust
4.000% due 06/25/48 § ~	562,961	569,355
4.000% due 08/25/48 § ~	505,484	513,174
4.000% due 10/25/48 § ~	128,366	129,896
4.500% due 08/25/48 § ~	124,778	127,078
SG Residential Mortgage Trust 1.381% due 05/25/65 § ~	741,851	744,667
STACR Trust
0.836% (USD LIBOR + 0.750%) due 09/25/48 § ~	4,736	4,736
0.986% (USD LIBOR + 0.900%) due 09/25/48 § ~	1,025,000	1,027,985
1.336% (USD LIBOR + 1.250%) due 02/25/47 § ~	735,836	737,187
Starwood Mortgage Residential Trust
0.943% due 05/25/65 § ~	1,254,970	1,255,605
1.162% due 08/25/56 § ~	3,700,000	3,712,226
2.408% due 02/25/50 § ~	804,654	812,187
2.610% due 09/27/49 § ~	104,207	105,524
2.916% due 09/27/49 § ~	665,197	672,621
Toorak Mortgage Corp. 2018-1 Ltd. 1.409% due 07/25/56 § ~	646,147	647,222
UWM Mortgage Trust 2.500% due 09/25/51 § ~	640,000	656,569
Verus Securitization Trust
0.918% due 02/25/64 § ~	1,384,134	1,381,501
1.031% due 02/25/66 § ~	1,165,905	1,168,858
1.052% due 01/25/66 § ~	968,965	968,659
1.155% due 01/25/66 § ~	576,941	576,335
1.373% due 09/25/66 § ~	1,065,000	1,065,595
1.977% due 03/25/60 § ~	254,076	256,154
2.226% due 05/25/60 § ~	1,731,444	1,743,746
2.724% due 01/25/60 § ~	1,154,008	1,167,770
2.913% due 07/25/59 § ~	1,076,701	1,088,861
3.000% due 11/25/59 § ~	831,692	844,171
3.100% due 11/25/59 § ~	1,189,810	1,207,048
3.117% due 07/25/59 § ~	1,431,894	1,447,911

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Vista Point Securitization Trust
1.763% due 03/25/65 § ~	$911,678	$916,561
2.496% due 04/25/65 § ~	540,437	545,704
Wells Fargo Mortgage-Backed Securities Trust 2.500% due 12/25/50 § ~	2,993,978	3,052,533
ZH Trust 2.253% due 02/18/27 ~	1,215,000	1,219,379

		136,668,425

Fannie Mae - 1.9%
due 10/01/51 - 11/01/51 #	8,260,000	8,777,751
1.755% (USD LIBOR + 1.542%) due 01/01/35 §	3,342	3,478
1.899% (USD LIBOR + 1.505%) due 02/01/33 §	25,721	25,967
1.982% (USD LIBOR + 1.615%) due 04/01/33 §	20,850	20,851
2.000% (USD LIBOR + 1.750%) due 05/01/33 §	34,665	34,624
2.304% (UST + 2.279%) due 06/01/33 §	324,170	346,731
2.340% (UST + 2.215%) due 02/01/33 §	41,482	41,886
2.383% (UST + 2.258%) due 06/01/35 §	93,746	94,383
3.000% due 09/01/28 - 02/01/35	3,150,956	3,350,598
3.500% due 01/01/44 - 07/01/50	1,524,655	1,638,117
4.000% due 03/01/41 - 12/01/49	677,824	729,233
4.500% due 05/01/25 - 01/01/50	4,503,943	4,913,358
5.000% due 07/01/24 - 02/01/49	2,042,372	2,314,687
5.500% due 01/01/36 - 06/01/39	1,358,907	1,582,735
6.000% due 03/01/37 - 02/01/49	3,592,944	4,260,947
6.500% due 05/01/33	353,414	409,462
7.000% due 05/01/33 - 06/01/33	143,782	162,808

		28,707,616

Freddie Mac - 0.5%
2.000% due 01/01/36 - 09/01/36	3,551,058	3,678,320
2.076% (UST + 1.951%) due 02/01/35 §	91,744	91,714
2.100% (USD LIBOR + 1.725%) due 03/01/35 §	30,432	30,686
2.334% (UST + 2.214%) due 09/01/35 §	228,557	239,258
2.349% (UST + 2.250%) due 08/01/35 §	208,401	222,817
4.000% due 12/01/49	358,789	391,876
4.500% due 05/01/50	326,006	354,540
5.000% due 12/01/41	698,263	771,714
5.500% due 07/01/38 - 06/01/41	348,524	407,024
7.000% due 03/01/39	234,518	269,935
7.500% due 06/01/38	223,010	256,009

		6,713,893

Government National Mortgage Association - 0.9%
due 11/01/51 #	3,165,000	3,329,246
2.000% (UST + 1.500%) due 01/20/35 §	489,879	512,214
2.250% (UST + 1.500%) due 09/20/34 §	384,745	393,869
2.500% due 07/20/51	3,010	3,122
3.500% due 08/20/51	2,470,711	2,621,593
4.000% due 10/20/50	1,060,918	1,130,468
4.500% due 08/20/47	168,480	182,626
5.000% due 12/20/34 - 05/20/48	2,309,473	2,529,195
5.500% due 09/15/45 - 02/20/49	1,924,200	2,192,434

	Principal Amount	Value
6.000% due 01/15/22 - 07/15/36	$239,960	$282,996

		13,177,763

Total Mortgage-Backed Securities (Cost $281,610,943)		283,755,019

ASSET-BACKED SECURITIES - 14.2%
American Express Credit Account Master Trust 3.070% due 10/15/24	6,695,000	6,780,626
AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	1,665,000	1,669,373
0.970% due 02/18/26	800,000	805,697
1.060% due 08/18/26	980,000	987,283
1.210% due 12/18/26	1,030,000	1,026,285
1.290% due 06/18/27	2,095,000	2,093,875
1.590% due 10/20/25	1,215,000	1,236,003
1.800% due 12/18/25	1,175,000	1,200,009
3.080% due 12/18/23	4,700,000	4,779,264
3.820% due 03/18/24	6,575,000	6,773,779
Applebee’s Funding LLC 4.194% due 06/05/49 ~	2,767,050	2,827,626
Arbor Realty Commercial Real Estate Notes Ltd. 1.155% (USD LIBOR + 1.070%) due 08/15/34 § ~	2,245,000	2,247,806
Ares LVIII CLO Ltd. (Cayman) 1.346% (USD LIBOR + 1.220%) due 01/15/33 § ~	820,000	821,445
Avis Budget Rental Car Funding AESOP LLC
2.330% due 08/20/26 ~	930,000	968,377
3.350% due 09/22/25 ~	1,355,000	1,445,903
3.410% due 09/20/23 ~	1,135,000	1,156,385
3.700% due 03/20/23 ~	625,000	630,021
4.530% due 03/20/23 ~	850,000	857,563
4.950% due 03/20/25 ~	745,000	802,899
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 § ~	2,343,309	2,369,553
Bayview Opportunity Master Fund IVa Trust 3.500% due 06/28/57 § ~	2,046,483	2,092,824
Bayview Opportunity Master Fund IVb Trust
3.500% due 01/28/55 § ~	1,060,929	1,081,738
3.500% due 08/28/57 § ~	1,898,196	1,895,644
BlueMountain CLO Ltd. (Cayman) 1.064% (USD LIBOR + 0.930%) due 07/18/27 § ~	1,046,465	1,046,727
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	435,749	455,090
CarMax Auto Owner Trust
1.090% due 03/16/26	2,730,000	2,755,355
3.010% due 12/16/24	3,280,000	3,401,415
CBAM Ltd. (Cayman) 1.406% (USD LIBOR + 1.280%) due 02/12/30 § ~	5,835,000	5,842,604
Cedar Funding XIV CLO Ltd. (Cayman) 1.188% (USD LIBOR + 1.100%) due 07/15/33 § ~	2,230,000	2,230,199
CIFC Funding Ltd. (Cayman)
1.175% (USD LIBOR + 1.050%) due 04/24/30 § ~	3,990,000	3,992,993
1.484% (USD LIBOR + 1.350%) due 10/20/31 § ~	4,055,000	4,061,072
CNH Equipment Trust
1.510% due 04/15/27	1,125,000	1,150,368
2.010% due 12/16/24	2,569,644	2,608,020
3.010% due 04/15/24	722,260	731,301
3.470% due 10/15/25	795,000	805,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Daimler Trucks Retail Trust 1.370% due 06/15/27	$1,940,000	$1,953,758
Dryden 86 CLO Ltd. (Cayman) 1.234% (USD LIBOR + 1.100%) due 07/17/34 § ~	2,225,000	2,227,778
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	426,767	437,857
2.730% due 04/25/28 ~	795,216	808,678
Ford Credit Auto Lease Trust 2.050% due 06/15/23	1,040,000	1,053,307
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	1,355,000	1,360,043
3.520% due 07/15/30 ~	4,155,000	4,426,333
Ford Credit Floorplan Master Owner Trust 1.420% due 09/15/25	1,885,000	1,906,400
GM Financial Automobile Leasing Trust
1.560% due 07/22/24	3,280,000	3,329,635
2.560% due 07/22/24	860,000	884,473
GM Financial Consumer Automobile Receivables Trust
1.050% due 05/18/26	1,005,000	1,008,173
1.490% due 12/16/24	620,000	625,640
GMF Floorplan Owner Revolving Trust 1.030% due 08/15/25 ~	830,000	836,853
Golub Capital Partners CLO Ltd. (Cayman) 1.284% (USD LIBOR + 1.150%) due 10/20/28 § ~	1,253,041	1,253,603
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	388,512	397,163
2.740% due 02/25/39 ~	1,155,586	1,203,385
2.960% due 12/26/28 ~	108,292	110,378
Hyundai Auto Receivables Trust
1.410% due 11/15/24	1,375,000	1,390,532
1.600% due 12/15/26	1,360,000	1,385,113
2.940% due 05/15/25	1,340,000	1,381,180
KKR CLO 29 Ltd. (Cayman) 1.326% (USD LIBOR + 1.200%) due 01/15/32 § ~	2,500,000	2,503,122
Kubota Credit Owner Trust 1.960% due 03/15/24 ~	1,245,000	1,264,770
Madison Park Funding XVIII Ltd. (Cayman) 1.324% (USD LIBOR + 1.190%) due 10/21/30 § ~	3,245,000	3,250,243
Madison Park Funding XXIII Ltd. (Cayman)
1.099% (USD LIBOR + 0.970%) due 07/27/31 § ~	2,610,000	2,606,816
1.679% (USD LIBOR + 1.550%) due 07/27/31 § ~	1,675,000	1,676,675
MF1 Ltd. (Cayman) 1.175% (USD LIBOR + 1.080%) due 10/18/36 § ~	1,635,000	1,635,981
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	58,618	58,828
MMAF Equipment Finance LLC 3.200% due 09/12/22 ~	200,603	200,982
MVW LLC 2.730% due 10/20/37 ~	500,201	510,916
MVW Owner Trust
2.420% due 12/20/34 ~	198,975	202,890
2.750% due 12/20/34 ~	67,759	68,968
2.890% due 11/20/36 ~	1,426,833	1,468,704
2.990% due 12/20/34 ~	182,842	185,351
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~	843,601	848,418
1.220% due 07/15/69 ~	685,293	689,575
1.310% due 01/15/69 ~	443,869	447,208
1.690% due 05/15/69 ~	1,250,946	1,264,108
2.150% due 11/15/68 ~	4,645,000	4,781,157
2.400% due 10/15/68 ~	1,031,965	1,052,082
2.460% due 11/15/68 ~	1,455,000	1,505,632
2.640% due 05/15/68 ~	2,113,497	2,156,091

	Principal Amount	Value
3.420% due 01/15/43 ~	$3,066,033	$3,138,105
Navient Student Loan Trust 0.356% (USD LIBOR + 0.270%) due 02/27/68 § ~	131,336	131,339
Navistar Financial Dealer Note Master Trust
1.036% (USD LIBOR + 0.950%) due 07/25/25 § ~	1,599,000	1,607,809
1.436% (USD LIBOR + 1.350%) due 07/25/25 § ~	1,720,000	1,733,727
Nelnet Student Loan Trust 1.320% due 04/20/62 ~	1,505,000	1,501,117
Neuberger Berman CLO Ltd. (Cayman) 1.186% (USD LIBOR + 1.060%) due 04/16/33 § ~	1,085,000	1,087,441
Neuberger Berman Loan CLO 32 Ltd. (Cayman) 1.124% (USD LIBOR + 0.990%) due 01/20/32 § ~	3,755,000	3,758,677
Neuberger Berman Loan CLO 38 Ltd. (Cayman) 1.434% (USD LIBOR + 1.300%) due 10/20/32 § ~	2,045,000	2,046,004
Nissan Auto Receivables Owner Trust 1.380% due 12/16/24	775,000	782,227
OCP CLO Ltd. (Cayman)
1.254% (USD LIBOR + 1.120%) due 07/20/29 § ~	4,175,000	4,180,215
1.666% (USD LIBOR + 1.550%) due 07/15/30 § ~	2,710,000	2,710,082
OZLM VIII Ltd. (Cayman) 1.304% (USD LIBOR + 1.170%) due 10/17/29 § ~	1,597,428	1,599,466
Palmer Square CLO 2020-3 Ltd. (Cayman) 1.495% (USD LIBOR + 1.370%) due 11/15/31 § ~	1,760,000	1,764,958
Planet Fitness Master Issuer LLC 4.262% due 09/05/48 ~	1,906,050	1,914,467
Santander Consumer Auto Receivables Trust 1.290% due 04/15/26 ~	1,810,000	1,826,399
Santander Drive Auto Receivables Trust
0.690% due 03/17/25	2,855,000	2,861,984
1.010% due 01/15/26	1,610,000	1,621,305
Santander Retail Auto Lease Trust
1.110% due 03/20/26 ~	1,290,000	1,287,950
1.860% due 02/21/23 ~	4,349,709	4,379,312
2.520% due 11/20/24 ~	1,245,000	1,276,677
2.880% due 06/20/24 ~	3,130,000	3,202,831
3.300% due 05/22/23 ~	1,240,000	1,250,737
Sierra Timeshare Conduit Receivables Funding LLC 2.910% due 03/20/34 ~	107,689	108,434
Sierra Timeshare Receivables Funding LLC
2.430% due 10/20/33 ~	473,243	473,616
3.510% due 07/20/37 ~	693,761	712,752
SLM Student Loan Trust
0.486% (USD LIBOR + 0.400%) due 03/25/25 §	2,025,473	1,994,902
0.775% (USD LIBOR + 0.650%) due 01/25/22 §	2,084,540	2,046,446
SMB Private Education Loan Trust
0.804% (USD LIBOR + 0.720%) due 01/15/37 § ~	2,746,449	2,760,185
1.084% (USD LIBOR + 1.000%) due 06/15/27 § ~	137,762	137,932
1.290% due 07/15/53 ~	2,079,031	2,088,465
1.310% due 07/17/51 ~	3,399,439	3,402,500
1.584% (USD LIBOR + 1.500%) due 04/15/32 § ~	2,145,967	2,165,142
1.600% due 09/15/54 ~	6,376,779	6,454,083

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Symphony CLO XXVI Ltd. (Cayman) 1.214% (USD LIBOR + 1.080%) due 04/20/33 § ~	$1,110,000	$1,111,388
Towd Point Mortgage Trust
2.750% due 02/25/55 § ~	9,127	9,132
2.750% due 08/25/55 § ~	137,920	138,729
3.000% due 02/25/55 § ~	134,070	135,080
3.250% due 07/25/58 § ~	1,321,087	1,344,687
3.705% due 03/25/58 § ~	1,239,280	1,309,346
3.750% due 05/25/58 § ~	676,133	708,280
Volkswagen Auto Loan Enhanced Trust 1.260% due 08/20/26	1,045,000	1,062,632
World Omni Auto Receivables Trust 1.640% due 08/17/26	825,000	837,592
World Omni Select Auto Trust
0.840% due 06/15/26	1,200,000	1,202,361
1.250% due 10/15/26	1,375,000	1,387,295

Total Asset-Backed Securities (Cost $207,118,049)		209,243,526

U.S. TREASURY OBLIGATIONS - 15.6%
U.S. Treasury Notes - 15.6%
0.125% due 01/31/23	7,500,000	7,497,656
0.125% due 03/31/23	7,420,000	7,414,203
0.125% due 04/30/23 ‡	91,735,000	91,629,290
0.125% due 05/31/23	9,690,000	9,675,238
0.125% due 06/30/23	22,195,000	22,158,586
0.125% due 07/15/23	6,380,000	6,367,913
0.125% due 07/31/23	22,140,000	22,094,596
0.125% due 08/15/23	2,795,000	2,788,558
0.125% due 08/31/23	57,110,000	56,962,764
0.250% due 09/30/23	3,685,000	3,682,337

		230,271,141

Total U.S. Treasury Obligations (Cost $230,390,470)		230,271,141

FOREIGN GOVERNMENT BONDS & NOTES - 0.1%
Korea Hydro & Nuclear Power Co. Ltd. (South Korea) 1.250% due 04/27/26 ~	1,790,000	1,775,645

Total Foreign Government Bonds & Notes (Cost $1,780,573)		1,775,645

MUNICIPAL BONDS - 0.5%
Chicago Transit Authority Sales Tax Receipts Fund
1.708% due 12/01/22	85,000	86,205
1.838% due 12/01/23	80,000	81,833
2.064% due 12/01/24	230,000	237,198
Dallas Fort Worth International Airport 1.329% due 11/01/25	490,000	495,588
Houston TX Airport System Revenue
0.883% due 07/01/22	170,000	170,837
1.054% due 07/01/23	285,000	288,010
1.272% due 07/01/24	950,000	964,728
Long Island Power Authority 0.764% due 03/01/23	720,000	721,617
State Board of Administration Finance Corp. 1.258% due 07/01/25	3,260,000	3,296,349
State of Connecticut
1.998% due 07/01/24	550,000	569,046
2.000% due 07/01/23	220,000	225,969

	Principal Amount	Value
2.098% due 07/01/25	$365,000	$380,175

Total Municipal Bonds (Cost $7,405,761)		7,517,555

SHORT-TERM INVESTMENTS - 2.0%
Commercial Paper - 0.4%
AT&T, Inc. 0.407% due 12/14/21	5,235,000	5,233,091

Corporate Bonds & Notes - 0.3%
Pacific Gas and Electric Co. 1.500% (USD LIBOR + 1.375%) due 11/15/21 §	4,385,000	4,386,891

Repurchase Agreement - 1.3%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $19,796,203; collateralized by U.S. U.S. Treasury Notes: 1.250% due 09/30/28 and value $20,192,150)	19,796,203	19,796,203

Total Short-Term Investments (Cost $29,412,184)		29,416,185

TOTAL INVESTMENTS - 101.1% (Cost $1,472,241,928)		1,488,635,076

DERIVATIVES - 0.0%		455,005

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(16,894,268)

NET ASSETS - 100.0%		$1,472,195,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	12/21	1,047	$230,545,978	$230,397,258	($148,720)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	12/21	357	44,136,407	43,818,961	317,446
U.S. Treasury 10-Year Notes	12/21	91	12,139,840	11,976,453	163,387
U.S. Treasury Ultra 10-Year Notes	12/21	43	6,368,642	6,245,750	122,892

					603,725

Total Futures Contracts					$455,005

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$726,656,005	$-	$726,656,005	$-
	Mortgage-Backed Securities	283,755,019	-	283,755,019	-
	Asset-Backed Securities	209,243,526	-	209,243,526	-
	U.S. Treasury Obligations	230,271,141	-	230,271,141	-
	Foreign Government Bonds & Notes	1,775,645	-	1,775,645	-
	Municipal Bonds	7,517,555	-	7,517,555	-
	Short-Term Investments	29,416,185	-	29,416,185	-
	Derivatives:
	Interest Rate Contracts
	Futures	603,725	603,725	-	-

	Total Assets	1,489,238,801	603,725	1,488,635,076	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(148,720)	(148,720)	-	-

	Total Liabilities	(148,720)	(148,720)	-	-

	Total	$1,489,090,081	$455,005	$1,488,635,076	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 29.8%
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$1,950,000	$2,302,521
State Oil Co. of Azerbaijan Republic 6.950% due 03/18/30 ~	987,000	1,219,219

		3,521,740

Bahrain - 0.5%
BBK BSC 5.500% due 07/09/24 ~	1,035,000	1,079,200
Oil and Gas Holding Co. BSCC
7.625% due 11/07/24 ~	576,000	632,617
8.375% due 11/07/28 ~	812,000	938,461

		2,650,278

Brazil - 5.5%
B2W Digital Lux SARL 4.375% due 12/20/30 ~	600,000	585,750
Braskem America Finance Co. 7.125% due 07/22/41 ~	260,000	336,375
Braskem Nerlands Finance BV
5.875% due 01/31/50 ~	1,295,000	1,474,681
8.500% due 01/23/81 ~	2,595,000	2,974,519
CSN Inova Ventures 6.750% due 01/28/28 ~	2,000,000	2,135,900
JSM Global SARL 4.750% due 10/20/30 ~	1,205,000	1,227,606
Klabin Austria GmbH
3.200% due 01/12/31 ~	875,000	835,634
7.000% due 04/03/49 ~	1,785,000	2,162,153
Movida Europe SA 5.250% due 02/08/31 ~	1,680,000	1,636,194
Natura Cosmeticos SA 4.125% due 05/03/28 ~	300,000	304,050
NBM US Holdings, Inc. 7.000% due 05/14/26 ~	1,910,000	2,034,627
Petrobras Global Finance BV
5.093% due 01/15/30	2,035,000	2,154,109
5.500% due 06/10/51	700,000	652,575
6.850% due 06/05/15	1,995,000	2,060,825
Rede D’or Finance SARL 4.500% due 01/22/30 ~	1,623,000	1,618,456
Simpar Europe SA 5.200% due 01/26/31	1,630,000	1,628,696
Suzano Austria GmbH 7.000% due 03/16/47 ~	860,000	1,128,776
Vale Overseas Ltd.
6.875% due 11/21/36	1,590,000	2,120,662
6.875% due 11/10/39	1,605,000	2,173,571
Votorantim Cimentos International SA 7.250% due 04/05/41 ~	1,570,000	2,138,787

		31,383,946

Chile - 1.5%
AES Gener SA 7.125% due 03/26/79 ~	460,000	489,017
Banco del Estado de Chile 3.875% due 02/08/22 ~	539,000	543,883
Corp. Nacional del Cobre de Chile
3.150% due 01/15/51	444,000	410,691
4.375% due 02/05/49 ~	658,000	745,486
4.500% due 08/01/47 ~	323,000	370,893
4.875% due 11/04/44 ~	502,000	601,006

	Principal Amount		Value
5.625% due 10/18/43 ~		$1,246,000	$1,624,498
Empresa de Transporte de Pasajeros Metro SA 4.700% due 05/07/50 ~		941,000	1,106,851
Empresa Nacional del Petroleo
3.750% due 08/05/26 ~		635,000	667,086
4.500% due 09/14/47 ~		1,055,000	1,063,167
VTR Comunicaciones SPA
4.375% due 04/15/29 ~		200,000	206,367
5.125% due 01/15/28 ~		359,000	381,412

			8,210,357

China - 1.0%
Central China Real Estate Ltd. 7.650% due 08/27/23 ~		955,000	601,650
China Evergrande Group 7.500% due 06/28/23 * Y ~		1,820,000	436,800
Kaisa Group Holdings Ltd. 10.875% due 07/23/23 ~		1,035,000	860,303
Scenery Journey Ltd. 12.000% due 10/24/23 * Y ~		1,140,000	202,350
Sinopec Group Overseas Development Ltd.
2.700% due 05/13/30 ~		835,000	856,336
3.350% due 05/13/50 ~		204,000	208,742
4.875% due 05/17/42 ~		565,000	701,800
Sunac China Holdings Ltd. 7.500% due 02/01/24 ~		2,080,000	1,720,072

			5,588,053

Colombia - 1.5%
Bancolombia SA 4.625% due 12/18/29		810,000	821,530
Ecopetrol SA 6.875% due 04/29/30		435,000	509,711
Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP	1,198,000,000	298,696
Grupo Aval Ltd. 4.375% due 02/04/30 ~		$1,280,000	1,266,240
Millicom International Cellular SA
4.500% due 04/27/31 ~		2,030,000	2,126,030
5.125% due 01/15/28 ~		1,561,500	1,625,131
Oleoducto Central SA 4.000% due 07/14/27 ~		1,805,000	1,861,406

			8,508,744

Georgia - 0.1%
TBC Bank JSC 5.750% due 06/19/24 ~		670,000	721,925

India - 1.3%
Bharti Airtel Ltd. 4.375% due 06/10/25 ~		2,025,000	2,177,516
Greenko Solar Mauritius Ltd. 5.550% due 01/29/25		1,065,000	1,089,667
India Green Energy Holdings 5.375% due 04/29/24 ~		550,000	572,342
Network i2i Ltd. 3.975% due 03/03/26 ~		2,840,000	2,864,850
Vedanta Resources Ltd. 6.125% due 08/09/24 ~		965,000	867,738

			7,572,113

Indonesia - 2.2%
P.T. Indonesia Asahan Aluminium Persero
4.750% due 05/15/25 ~		437,000	475,806
5.450% due 05/15/30 ~		489,000	562,961
5.710% due 11/15/23 ~		841,000	919,886
5.800% due 05/15/50 ~		366,000	429,214
6.757% due 11/15/48 ~		1,344,000	1,730,467

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
P.T. Pertamina Persero
4.175% due 01/21/50 ~	$595,000	$600,950
6.000% due 05/03/42 ~	3,291,000	4,077,163
6.450% due 05/30/44 ~	200,000	261,590
6.500% due 11/07/48 ~	529,000	703,570
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.250% due 05/15/47 ~	536,000	596,970
5.500% due 11/22/21 ~	786,000	790,449
6.150% due 05/21/48 ~	896,000	1,108,128

		12,257,154

Israel - 1.0%
Leviathan Bond Ltd.
5.750% due 06/30/23 ~	195,000	203,299
6.125% due 06/30/25 ~	660,000	717,380
6.500% due 06/30/27 ~	312,000	343,701
6.750% due 06/30/30 ~	975,000	1,082,689
Teva Pharmaceutical Finance Netherlands III BV 6.750% due 03/01/28	3,060,000	3,499,875

		5,846,944

Jamaica - 0.1%
Digicel International Finance Ltd.
8.000% due 12/31/26 ~	290,023	281,866
8.750% due 05/25/24 ~	456,700	473,374

		755,240

Kazakhstan - 1.1%
Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,773,000	1,838,305
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	807,000	1,110,739
KazMunayGas National Co. JSC
3.500% due 04/14/33 ~	502,000	518,591
5.375% due 04/24/30 ~	1,222,000	1,444,917
6.375% due 10/24/48 ~	989,000	1,274,376

		6,186,928

Luxembourg - 0.3%
Altice Financing SA 5.750% due 08/15/29 ~	1,320,000	1,280,400

Malaysia - 1.0%
Petronas Capital Ltd.
2.480% due 01/28/32 ~	953,000	949,313
3.404% due 04/28/61 ~	1,417,000	1,430,967
4.550% due 04/21/50 ~	1,829,000	2,247,367
4.800% due 04/21/60 ~	736,000	960,911

		5,588,558

Mexico - 3.8%
Alfa SAB de CV 6.875% due 03/25/44 ~	870,000	1,158,187
Axtel SAB de CV 6.375% due 11/14/24 ~	886,000	907,043
BBVA Bancomer SA 5.125% due 01/18/33 ~	1,585,000	1,654,574
Cemex SAB de CV
3.875% due 07/11/31 ~	550,000	551,018
5.450% due 11/19/29 ~	1,485,000	1,611,225
Comision Federal de Electricidad
3.875% due 07/26/33 ~	841,000	829,432
4.875% due 01/15/24 ~	957,000	1,035,517

	Principal Amount	Value
5.750% due 02/14/42 ~	$1,154,000	$1,267,969
8.180% due 12/23/27 ~	MXN 8,220,000	379,129
Petroleos Mexicanos
5.350% due 02/12/28	$211,000	208,295
6.350% due 02/12/48	1,278,000	1,081,827
6.750% due 09/21/47	3,447,000	3,011,644
6.950% due 01/28/60	3,257,000	2,850,738
7.190% due 09/12/24 ~	MXN 13,000,000	601,619
7.690% due 01/23/50	$3,506,000	3,324,617
Trust Fibra Uno REIT 6.390% due 01/15/50 ~	950,000	1,126,353

		21,599,187

Morocco - 0.4%
OCP SA 6.875% due 04/25/44 ~	1,835,000	2,229,397

Oman - 0.2%
Bank Muscat SAOG 4.750% due 03/17/26 ~	1,055,000	1,088,926

Pakistan - 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/21 ~	233,000	233,072
5.625% due 12/05/22 ~	930,000	952,980

		1,186,052

Panama - 1.4%
AES Panama Generation Holdings SRL 4.375% due 05/31/30 ~	2,115,000	2,183,209
C&W Senior Financing DAC
6.875% due 09/15/27 ~	3,080,000	3,241,700
7.500% due 10/15/26 ~	2,100,000	2,180,556
Cable Onda SA 4.500% due 01/30/30 ~	505,000	530,674

		8,136,139

Peru - 0.5%
InRetail Consumer 3.250% due 03/22/28 ~	230,000	230,863
InRetail Shopping Malls 5.750% due 04/03/28 ~	970,000	1,014,183
Petroleos del Peru SA 5.625% due 06/19/47 ~	1,546,000	1,546,912

		2,791,958

Qatar - 0.3%
Qatar Petroleum 3.125% due 07/12/41 ~	1,910,000	1,912,731

Russia - 0.2%
PJSC Koks via IMH Capital DAC 5.900% due 09/23/25 ~	520,000	551,200
TMK OAO 4.300% due 02/12/27 ~	550,000	557,171

		1,108,371

Saudi Arabia - 0.4%
Acwa Power Management & Investments One Ltd. 5.950% due 12/15/39 ~	934,000	1,130,140
Arabian Centres Sukuk Ltd. 5.375% due 11/26/24 ~	1,045,000	1,085,300

		2,215,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principle Amount	Value
Singapore - 0.2%
Puma International Financing SA 5.000% due 01/24/26 ~	$1,085,000	$1,089,779

South Africa - 0.5%
Eskom Holdings SOC Ltd. 7.125% due 02/11/25 ~	265,000	276,742
Gold Fields Orogen Holdings BVI Ltd. 6.125% due 05/15/29 ~	920,000	1,079,850
Liquid Telecommunications Financing PLC 5.500% due 09/04/26 ~	800,000	829,768
Sasol Financing USA LLC
4.375% due 09/18/26	200,000	203,160
5.500% due 03/18/31	400,000	410,200

		2,799,720

Switzerland - 0.1%
Oriflame Investment Holding PLC 5.125% due 05/04/26 ~	500,000	513,750

Tanzania - 0.1%
HTA Group Ltd. 7.000% due 12/18/25 ~	660,000	696,175

Ukraine - 0.4%
Metinvest BV
7.750% due 10/17/29 ~	555,000	603,140
8.500% due 04/23/26 ~	535,000	598,248
VF Ukraine PAT 6.200% due 02/11/25 ~	835,000	867,632

		2,069,020

United Arab Emirates - 0.3%
DP World Crescent Ltd.
3.750% due 01/30/30 ~	678,000	726,354
3.875% due 07/18/29 ~	767,000	830,178

		1,556,532

United Kingdom - 1.2%
Standard Chartered Bank
6.625% due 05/18/33 ~	IDR 13,600,000,000	954,970
7.000% due 05/24/27 ~	34,179,000,000	2,562,380
8.250% due 05/19/36 ~	10,824,000,000	846,257
8.375% due 03/19/24 ~	4,364,000,000	333,036
8.375% due 03/17/34 ~	9,864,000,000	781,539
9.000% due 03/20/29 ~	3,534,000,000	288,893
10.500% due 08/19/30 ~	2,589,000,000	232,082
11.000% due 09/17/25 ~	8,000,000,000	678,181

		6,677,338

United States - 0.6%
JBS USA Food Co. 5.750% due 01/15/28 ~	$1,545,000	1,625,155
JPMorgan Chase Bank NA 7.500% due 08/17/32 ~	IDR 22,645,000,000	1,695,309

		3,320,464

Venezuela - 1.1%
Petroleos de Venezuela SA
5.375% due 04/12/27 * Y ~	$1,432,000	85,920
8.500% due 10/27/21 * Y ~	21,468,500	6,064,851
9.000% due 11/17/21 * Y ~	1,780,581	106,835
9.750% due 05/17/35 * Y ~	2,733,498	164,010

	Principle Amount	Value
12.750% due 02/17/22 * Y ~	$1,152,000	$69,120

		6,490,736

Zambia - 0.2%
First Quantum Minerals Ltd. 6.875% due 03/01/26 ~	1,020,000	1,062,075

Total Corporate Bonds & Notes (Cost $178,912,186)		168,616,170

FOREIGN GOVERNMENT BONDS & NOTES - 66.2%
Angola - 1.0%
Angolan Government
8.000% due 11/26/29 ~	582,000	597,553
8.250% due 05/09/28 ~	1,028,000	1,068,043
9.125% due 11/26/49 ~	1,453,000	1,481,217
9.375% due 05/08/48 ~	2,307,000	2,388,391

		5,535,204

Argentina - 1.9%
Argentine Republic Government
0.500% due 07/09/30 §	12,640,144	4,666,994
1.000% due 07/09/29	1,531,350	585,757
1.125% due 07/09/35 §	9,902,502	3,263,468
2.000% due 01/09/38 §	1,690,916	659,948
2.500% due 07/09/41 §	3,999,197	1,476,783

		10,652,950

Bahrain - 0.1%
Bahrain Government (Bahrain) 7.500% due 09/20/47 ~	717,000	740,453

Belarus - 0.2%
Republic of Belarus
6.200% due 02/28/30 ~	372,000	328,666
7.625% due 06/29/27 ~	628,000	622,674

		951,340

Brazil - 6.6%
Brazil Letras do Tesouro Nacional
9.526% due 07/01/23	BRL 62,437,000	9,776,918
9.940% due 01/01/24	75,670,000	11,221,903
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/27	32,342,000	5,809,740
10.000% due 01/01/29	15,540,000	2,740,356
10.000% due 01/01/31	14,171,000	2,449,383
Brazilian Government
4.625% due 01/13/28	$752,000	792,146
5.000% due 01/27/45	1,075,000	1,005,899
5.625% due 01/07/41	495,000	501,786
5.625% due 02/21/47	698,000	700,932
6.000% due 04/07/26	745,000	856,396
7.125% due 01/20/37	845,000	1,019,522
8.250% due 01/20/34	592,000	790,900

		37,665,881

Chile - 0.8%
Bonos de la Tesoreria de la Republica en pesos 5.000% due 10/01/28 ~	CLP 1,115,000,000	1,341,160
Chile Government (Chile)
3.100% due 05/07/41	$1,215,000	1,174,929
3.100% due 01/22/61	508,000	459,212
3.240% due 02/06/28	500,000	532,497
3.500% due 01/25/50	990,000	991,609

		4,499,407

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
China - 0.5%
China Government
2.680% due 05/21/30	CNY 13,760,000	$2,079,059
3.720% due 04/12/51	5,760,000	941,857

		3,020,916

Colombia - 3.0%
Colombia Government
3.875% due 04/25/27	$1,251,000	1,299,001
4.125% due 05/15/51	683,000	588,487
5.000% due 06/15/45	410,000	401,140
5.625% due 02/26/44	1,280,000	1,338,739
6.125% due 01/18/41	1,496,000	1,647,777
7.375% due 09/18/37	945,000	1,165,620
8.125% due 05/21/24	1,235,000	1,428,963
Colombian TES
4.750% due 02/23/23 ^	COP 4,887,426,679	1,349,485
5.750% due 11/03/27	10,243,600,000	2,531,563
6.000% due 04/28/28	3,444,400,000	851,482
6.250% due 11/26/25	527,100,000	138,708
6.250% due 07/09/36	1,266,100,000	281,093
7.250% due 10/18/34	1,066,300,000	266,035
7.250% due 10/26/50	1,140,200,000	266,564
7.500% due 08/26/26	7,672,100,000	2,088,531
10.000% due 07/24/24	5,392,900,000	1,581,333

		17,224,521

Costa Rica - 0.3%
Costa Rica Government
5.625% due 04/30/43 ~	$664,000	592,627
6.125% due 02/19/31 ~	785,000	807,576
7.000% due 04/04/44 ~	200,000	198,002

		1,598,205

Croatia - 0.4%
Croatia Government 6.000% due 01/26/24 ~	2,021,000	2,257,055

Czech Republic - 0.0%
Czech Republic Government (Czech Republic) 4.200% due 12/04/36 ~	CZK 1,290,000	74,710

Dominican Republic - 3.4%
Dominican Republic
4.875% due 09/23/32 ~	$3,593,000	3,673,878
5.300% due 01/21/41 ~	1,060,000	1,051,001
5.500% due 01/27/25 ~	675,000	739,132
5.875% due 01/30/60 ~	5,906,000	5,793,845
6.000% due 07/19/28 ~	523,000	592,303
6.400% due 06/05/49 ~	465,000	493,370
6.500% due 02/15/48 ~	555,000	594,410
6.850% due 01/27/45 ~	1,695,000	1,896,298
6.875% due 01/29/26 ~	2,300,000	2,662,273
7.450% due 04/30/44 ~	1,206,000	1,441,484
9.750% due 06/05/26 ~	DOP 8,000,000	172,209

		19,110,203

Ecuador - 3.7%
Ecuador Government
0.500% due 07/31/40 § ~	$5,834,862	3,409,806

	Principal Amount	Value
1.000% due 07/31/35 § ~	$21,411,865	$14,212,339
5.000% due 07/31/30 § ~	3,788,926	3,192,208

		20,814,353

Egypt - 2.8%
Egypt Government
5.875% due 02/16/31 ~	1,119,000	1,031,480
6.588% due 02/21/28 ~	500,000	503,386
7.600% due 03/01/29 ~	879,000	913,334
7.625% due 05/29/32 ~	892,000	891,845
7.903% due 02/21/48 ~	2,220,000	2,034,075
8.150% due 11/20/59 ~	200,000	185,134
8.500% due 01/31/47 ~	2,593,000	2,511,916
8.700% due 03/01/49 ~	1,020,000	993,463
8.750% due 09/30/51 ~	974,000	952,952
8.875% due 05/29/50 ~	3,376,000	3,353,587
14.051% due 07/21/22	EGP 2,884,000	185,140
14.138% due 10/20/22	1,764,000	113,093
14.313% due 10/13/23	2,536,000	162,190
14.483% due 04/06/26	22,500,000	1,443,057
14.563% due 07/06/26	11,132,000	715,131

		15,989,783

El Salvador - 0.6%
El Salvador Government
7.125% due 01/20/50 ~	$732,000	506,917
7.625% due 02/01/41 ~	1,279,000	908,103
7.650% due 06/15/35 ~	309,000	224,025
8.250% due 04/10/32 ~	370,000	277,574
8.625% due 02/28/29 ~	1,108,000	853,171
9.500% due 07/15/52 ~	772,000	605,063

		3,374,853

Gabon - 0.4%
Gabon Government
6.375% due 12/12/24 ~	911,222	972,279
6.625% due 02/06/31 ~	1,382,000	1,364,393

		2,336,672

Ghana - 0.9%
Ghana Government
7.625% due 05/16/29 ~	703,000	669,727
7.875% due 02/11/35 ~	502,000	453,025
8.125% due 03/26/32 ~	802,000	761,724
8.625% due 04/07/34 ~	813,000	775,586
8.750% due 03/11/61 ~	230,000	206,281
8.875% due 05/07/42 ~	1,114,000	1,038,827
8.950% due 03/26/51 ~	1,337,000	1,222,038

		5,127,208

Guatemala - 0.2%
Guatemala Government
5.375% due 04/24/32 ~	200,000	227,750
6.125% due 06/01/50 ~	690,000	796,957
Republic of Guatemala Government (Guatemala) due 10/07/41 # ~	360,000	350,849

		1,375,556

Hungary - 1.1%
Hungary Government
2.125% due 09/22/31 ~	507,000	500,029
3.000% due 10/27/27	HUF 67,900,000	221,204
3.000% due 08/21/30	319,170,000	1,024,676
3.125% due 09/21/51 ~	$554,000	546,661
5.375% due 03/25/24	1,152,000	1,280,102
5.750% due 11/22/23	1,694,000	1,875,038

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
6.750% due 10/22/28	HUF 154,080,000	$618,294

		6,066,004

India - 0.4%
Export-Import Bank of India
2.250% due 01/13/31 ~	$853,000	794,087
3.375% due 08/05/26 ~	507,000	538,905
4.000% due 01/14/23 ~	909,000	944,756

		2,277,748

Indonesia - 3.8%
Indonesia Government
4.750% due 07/18/47 ~	712,000	837,344
5.125% due 01/15/45 ~	1,814,000	2,200,162
5.250% due 01/17/42 ~	718,000	874,950
5.250% due 01/08/47 ~	561,000	700,907
5.950% due 01/08/46 ~	712,000	965,479
Indonesia Treasury
6.125% due 05/15/28	IDR 4,411,000,000	314,818
6.625% due 05/15/33	8,016,000,000	562,870
7.000% due 05/15/27	19,727,000,000	1,478,922
7.000% due 09/15/30	31,016,000,000	2,276,493
7.500% due 06/15/35	10,661,000,000	789,938
7.500% due 05/15/38	2,751,000,000	200,523
8.250% due 05/15/29	44,455,000,000	3,505,151
8.250% due 05/15/36	7,350,000,000	574,648
8.375% due 03/15/24	23,484,000,000	1,792,168
8.375% due 09/15/26	17,695,000,000	1,404,164
8.375% due 04/15/39	20,970,000,000	1,649,762
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/50 ~	$200,000	203,890
4.325% due 05/28/25 ~	250,000	277,487
4.550% due 03/29/26 ~	1,045,000	1,183,598

		21,793,274

Iraq - 0.1%
Iraq Government (Iraq) 5.800% due 01/15/28 ~	491,563	475,464

Ivory Coast - 0.8%
Ivory Coast Government
4.875% due 01/30/32 ~	EUR 1,042,000	1,178,760
5.875% due 10/17/31 ~	1,186,000	1,436,366
6.875% due 10/17/40 ~	1,522,000	1,888,720

		4,503,846

Jamaica - 0.2%
Jamaica Government (Jamaica) 7.875% due 07/28/45	$783,000	1,089,161

Kazakhstan - 0.3%
Kazakhstan Government (Kazakhstan) 6.500% due 07/21/45 ~	1,199,000	1,736,895

Kenya - 0.3%
Kenya Government
6.300% due 01/23/34 ~	713,000	705,510
8.000% due 05/22/32 ~	850,000	941,796

		1,647,306

Lebanon - 0.7%
Lebanon Government
5.800% due 04/14/22 * Y ~	1,705,000	285,587
6.000% due 01/27/23 * Y ~	770,000	130,447
6.100% due 10/04/22 Y ~	5,298,000	895,680

	Principal Amount	Value
6.150% due 06/19/22 Y	$3,402,000	$569,835
6.375% due 03/09/22 * Y	2,389,000	400,157
6.600% due 11/27/26 Y ~	989,000	167,903
6.850% due 03/23/27 * Y ~	2,021,000	341,614
7.000% due 03/23/32 * Y ~	1,376,000	233,748
7.050% due 11/02/35 * Y ~	119,000	20,187
7.250% due 03/23/37 * Y ~	1,060,000	196,406
8.250% due 04/12/22 Y ~	4,795,000	833,131

		4,074,695

Malaysia - 0.5%
Malaysia Government
3.757% due 05/22/40	MYR 180,000	41,139
3.828% due 07/05/34	4,009,000	949,731
4.065% due 06/15/50	2,350,000	541,463
4.232% due 06/30/31	706,000	179,029
4.254% due 05/31/35	2,669,000	661,570
4.893% due 06/08/38	2,134,000	559,488
4.921% due 07/06/48	328,000	86,282
4.935% due 09/30/43	353,000	92,611

		3,111,313

Mexico - 2.3%
Mexican Bonos 10.000% due 12/05/24	MXN 87,030,000	4,624,800
Mexico Government
2.659% due 05/24/31	$688,000	665,454
3.750% due 04/19/71	2,048,000	1,774,572
3.771% due 05/24/61	3,297,000	2,933,786
4.750% due 03/08/44	386,000	412,443
5.550% due 01/21/45	777,000	911,273
5.750% due 10/12/10	894,000	1,020,340
6.050% due 01/11/40	480,000	588,883

		12,931,551

Mongolia - 0.3%
Development Bank of Mongolia LLC (Mongolia) 7.250% due 10/23/23 ~	506,000	541,466
Mongolia Government
4.450% due 07/07/31 ~	406,000	394,613
5.125% due 04/07/26 ~	203,000	213,482
5.625% due 05/01/23 ~	282,000	296,677

		1,446,238

Morocco - 0.3%
Morocco Government
4.000% due 12/15/50 ~	260,000	237,865
4.250% due 12/11/22 ~	1,045,000	1,082,410
5.500% due 12/11/42 ~	509,000	574,903

		1,895,178

Nigeria - 0.9%
Nigeria Government
6.500% due 11/28/27 ~	637,000	662,085
7.375% due 09/28/33 ~	1,288,000	1,300,931
7.625% due 11/28/47 ~	932,000	901,179
7.696% due 02/23/38 ~	826,000	819,190
8.250% due 09/28/51 ~	906,000	914,340
9.248% due 01/21/49 ~	549,000	599,071

		5,196,796

Oman - 1.4%
Oman Government
4.750% due 06/15/26 ~	550,000	565,098
6.000% due 08/01/29 ~	807,000	850,847
6.250% due 01/25/31 ~	420,000	450,200
6.500% due 03/08/47 ~	2,909,000	2,829,136

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
6.750% due 10/28/27 ~	$752,000	$837,600
6.750% due 01/17/48 ~	1,447,000	1,436,486
7.000% due 01/25/51 ~	845,000	859,939

		7,829,306

Pakistan - 1.5%
Pakistan Government
6.875% due 12/05/27 ~	1,347,000	1,357,998
7.375% due 04/08/31 ~	2,286,000	2,285,908
8.250% due 04/15/24 ~	2,236,000	2,393,645
8.250% due 09/30/25 ~	594,000	645,843
8.875% due 04/08/51 ~	1,007,000	1,016,315
Pakistan Water & Power Development Authority 7.500% due 06/04/31 ~	658,000	653,456

		8,353,165

Panama - 1.0%
Panama Government
4.000% due 09/22/24	517,000	555,191
4.300% due 04/29/53	1,203,000	1,277,081
4.500% due 05/15/47	580,000	634,789
6.700% due 01/26/36	1,085,000	1,446,723
7.125% due 01/29/26	216,000	264,645
8.875% due 09/30/27	649,000	886,946
9.375% due 04/01/29	603,000	878,559

		5,943,934

Paraguay - 0.2%
Paraguay Government
4.700% due 03/27/27 ~	355,000	394,941
5.400% due 03/30/50 ~	640,000	737,607

		1,132,548

Peru - 1.9%
Fondo MIVIVIENDA SA (Peru) 7.000% due 02/14/24 ~	PEN 824,000	205,028
Peru Government
5.350% due 08/12/40	750,000	144,287
5.400% due 08/12/34	4,339,000	907,333
Peruvian Government
2.780% due 12/01/60	$1,288,000	1,090,601
3.230% due 07/28/21	531,000	442,307
5.625% due 11/18/50	961,000	1,304,308
6.900% due 08/12/37	PEN 532,000	123,345
6.950% due 08/12/31 ~	7,089,000	1,780,653
7.350% due 07/21/25	$1,335,000	1,616,445
8.750% due 11/21/33	2,078,000	3,220,775

		10,835,082

Philippines - 1.3%
Philippine Government
2.950% due 05/05/45	541,000	516,572
3.900% due 11/26/22	PHP 19,000,000	376,200
3.950% due 01/20/40	$1,157,000	1,264,172
6.250% due 01/14/36	PHP 21,000,000	492,655
6.375% due 10/23/34	$816,000	1,128,532
7.750% due 01/14/31	657,000	947,903
9.500% due 02/02/30	1,245,000	1,932,072
10.625% due 03/16/25	670,000	883,904

		7,542,010

Qatar - 1.2%
Qatar Government
3.250% due 06/02/26 ~	1,546,000	1,670,917
4.400% due 04/16/50 ~	559,000	683,428
4.817% due 03/14/49 ~	2,577,000	3,320,807

	Principal Amount	Value
5.103% due 04/23/48 ~	$1,011,000	$1,343,704

		7,018,856

Romania - 1.9%
Romanian Government
3.000% due 02/14/31 ~	324,000	331,237
3.375% due 01/28/50 ~	EUR 1,324,000	1,512,598
3.624% due 05/26/30 ~	540,000	705,274
4.000% due 02/14/51 ~	$2,140,000	2,141,070
4.150% due 10/24/30	RON 2,845,000	669,199
4.375% due 08/22/23 ~	$1,788,000	1,909,051
5.800% due 07/26/27	RON 7,160,000	1,868,178
6.125% due 01/22/44 ~	$258,000	338,222
6.750% due 02/07/22 ~	1,014,000	1,035,333

		10,510,162

Russia - 2.5%
Russian Federal
4.250% due 06/23/27 ~	800,000	892,471
4.375% due 03/21/29 ~	1,400,000	1,588,004
5.250% due 06/23/47 ~	2,200,000	2,792,575
6.900% due 05/23/29	RUB 172,011,000	2,329,623
7.050% due 01/19/28	102,778,000	1,406,166
7.150% due 11/12/25	37,574,000	516,702
7.250% due 05/10/34	8,501,000	115,797
7.400% due 07/17/24	37,418,000	518,002
7.700% due 03/16/39	3,276,000	46,513
7.750% due 09/16/26	43,208,000	609,745
7.950% due 10/07/26	19,670,000	279,428
8.500% due 09/17/31	209,123,000	3,141,273

		14,236,299

Saudi Arabia - 1.5%
Saudi Government
3.450% due 02/02/61 ~	$923,000	908,144
3.750% due 01/21/55 ~	1,276,000	1,335,015
4.500% due 04/22/60 ~	1,006,000	1,204,585
4.625% due 10/04/47 ~	594,000	699,683
5.000% due 04/17/49 ~	1,880,000	2,345,986
5.250% due 01/16/50 ~	1,608,000	2,084,293

		8,577,706

South Africa - 3.9%
Republic of South Africa Government
4.300% due 10/12/28	2,043,000	2,058,639
5.000% due 10/12/46	497,000	442,115
5.650% due 09/27/47	1,405,000	1,339,724
5.750% due 09/30/49	805,000	768,952
5.875% due 05/30/22	538,000	556,038
5.875% due 06/22/30	531,000	587,136
8.000% due 01/31/30	ZAR 53,471,000	3,302,639
8.250% due 03/31/32	147,650,411	8,776,278
8.500% due 01/31/37	31,358,000	1,746,794
8.750% due 01/31/44	1,000	55
8.750% due 02/28/48	2,000	110
8.875% due 02/28/35	20,090,000	1,185,375
9.000% due 01/31/40	13,089,000	743,782
10.500% due 12/21/26	10,616,000	792,177

		22,299,814

Sri Lanka - 0.3%
Sri Lanka Government
6.750% due 04/18/28 ~	$400,000	245,176
7.550% due 03/28/30 ~	1,106,000	678,066
7.850% due 03/14/29 ~	1,317,000	810,719

		1,733,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Thailand - 0.5%
Thailand Government
2.000% due 06/17/42	THB 25,876,000	$694,040
2.875% due 06/17/46	1,724,000	53,205
3.300% due 06/17/38	27,892,000	918,076
3.400% due 06/17/36	18,969,000	632,466
3.600% due 06/17/67	11,030,000	373,392

		2,671,179

Turkey - 2.0%
Turkey Government
3.250% due 03/23/23	$595,000	593,230
4.250% due 03/13/25	240,000	233,044
4.875% due 04/16/43	1,745,000	1,361,885
5.600% due 11/14/24	491,000	498,399
5.750% due 03/22/24	858,000	879,302
5.750% due 05/11/47	2,092,000	1,739,841
5.875% due 06/26/31	1,805,000	1,698,223
6.000% due 03/25/27	620,000	619,705
6.000% due 01/14/41	342,000	297,132
6.125% due 10/24/28	384,000	380,168
6.350% due 08/10/24	478,000	495,458
6.500% due 09/20/33	961,000	924,042
6.875% due 03/17/36	375,000	365,155
7.250% due 12/23/23	200,000	213,210
10.500% due 08/11/27	TRY 1,356,000	112,759
10.600% due 02/11/26	1,640,000	145,042
10.700% due 08/17/22	3,635,000	387,494
11.700% due 11/13/30	2,500,000	205,077
12.600% due 10/01/25	2,500,000	240,076

		11,389,242

Ukraine - 2.6%
Ukraine Government
6.876% due 05/21/29 ~	$974,000	989,910
7.253% due 03/15/33 ~	1,258,000	1,277,841
7.375% due 09/25/32 ~	4,579,000	4,699,336
7.750% due 09/01/23 ~	1,260,000	1,349,775
7.750% due 09/01/24 ~	536,000	582,243
7.750% due 09/01/25 ~	1,459,000	1,588,318
7.750% due 09/01/26 ~	1,288,000	1,400,385
8.994% due 02/01/24 ~	407,000	448,718
9.750% due 11/01/28 ~	1,007,000	1,183,975
15.840% due 02/26/25	UAH 20,510,000	834,881
17.000% due 05/11/22	4,427,000	173,123

		14,528,505

United Arab Emirates - 0.6%
Abu Dhabi Government
3.125% due 09/30/49 ~	$1,370,000	1,378,795
3.875% due 04/16/50 ~	1,643,000	1,881,362

		3,260,157

Uruguay - 2.1%
Uruguay Government
3.875% due 07/02/40 ^	UYU 78,119,278	2,095,572
4.125% due 11/20/45	$771,086	904,738
4.375% due 12/15/28 ^	UYU 22,177,669	613,546
4.975% due 04/20/55	$1,898,770	2,382,444
5.100% due 06/18/50	949,124	1,210,442
7.625% due 03/21/36	922,000	1,381,654
7.875% due 01/15/33	1,159,000	1,713,628
8.250% due 05/21/31	UYU 62,289,000	1,479,854
Uruguay Monetary Regulation Bill
4.870% due 10/15/21	4,656,000	108,395
6.851% due 03/02/22	8,672,000	196,744

		12,087,017

	Principal Amount	Value
Venezuela - 0.6%
Venezuela Government
7.750% due 10/13/21 * Y ~	$ 913,000	$ 95,865
8.250% due 10/13/24 * Y ~	1,784,900	193,662
9.000% due 05/07/23 * Y ~	816,000	88,944
9.250% due 09/15/27 * Y	2,467,000	267,670
9.250% due 05/07/28 * Y ~	1,282,000	139,738
11.750% due 10/21/26 * Y ~	7,749,400	864,058
11.950% due 08/05/31 * Y ~	13,257,100	1,451,652
12.750% due 08/23/22 * Y ~	1,624,000	180,264

		3,281,853

Vietnam - 0.2%
Vietnam Government (Vietnam) 4.800% due 11/19/24 ~	1,099,000	1,219,249

Zambia - 0.2%
Zambia Government 8.970% due 07/30/27 Y ~	1,405,000	1,090,554

Total Foreign Government Bonds & Notes (Cost $390,544,872)		376,135,338

SHORT-TERM INVESTMENTS - 2.0%
Foreign Government Issues - 0.8%
Egypt Treasury Bills (Egypt)
10.150% due 11/30/21	EGP 4,900,000	306,723
11.285% due 02/08/22	19,625,000	1,201,534
11.938% due 05/10/22	38,425,000	2,282,726
11.993% due 05/24/22	6,200,000	366,624
Uruguay Monetary Regulation Bill (Uruguay) 6.272% due 12/03/21	UYU 3,801,000	87,725

		4,245,332

Repurchase Agreement - 1.2%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $6,620,128; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $6,752,603)	$6,620,128	6,620,128

Total Short-Term Investments (Cost $10,844,780)		10,865,460

TOTAL INVESTMENTS - 98.0% (Cost $580,301,838)		555,616,968

DERIVATIVES - (0.1%)		(470,808)

OTHER ASSETS & LIABILITIES, NET - 2.1%		12,571,306

NET ASSETS - 100.0%		$567,717,466

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $15,576,988 or 2.7% of the Fund’s net assets were in default as of September 30, 2021.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
BRL	20,931,938	USD	3,848,207	10/21	CSF	$-	($4,487)
BRL	3,334,874	USD	613,096	10/21	DUB	-	(715)
BRL	161,093,495	USD	29,946,384	10/21	JPM	-	(364,876)
BRL	13,823,280	USD	2,541,324	10/21	SCB	-	(2,963)
CLP	2,275,875,000	USD	2,890,000	10/21	MSC	-	(89,937)
CNH	137,173,501	USD	21,069,904	11/21	BNP	147,675	-
CNH	37,459,100	USD	5,756,562	11/21	BRC	37,497	-
CNH	43,692,526	USD	6,683,983	11/21	HSB	74,244	-
COP	6,681,187,480	USD	1,693,000	10/21	BNP	58,493	-
COP	7,137,355,000	USD	1,865,000	10/21	JPM	6,078	-
CZK	97,687,296	USD	4,475,048	10/21	BNP	-	(13,357)
CZK	97,687,296	USD	4,495,049	10/21	JPM	-	(33,358)
CZK	64,777,543	USD	2,991,308	10/21	MSC	-	(32,710)
CZK	86,292,618	USD	3,964,833	11/21	BRC	-	(28,581)
HUF	880,810,884	USD	2,962,970	10/21	HSB	-	(126,542)
HUF	1,254,230,197	USD	4,226,840	01/22	BNP	-	(201,750)
IDR	21,675,403,000	USD	1,492,000	10/21	DUB	17,424	-
IDR	17,444,410,000	USD	1,217,760	10/21	JPM	-	(497)
IDR	25,784,270,000	USD	1,777,000	10/21	MSC	18,556	-
IDR	4,093,595,000	USD	283,000	10/21	SCB	2,068	-
ILS	6,554,995	USD	2,032,651	11/21	MER	1,564	-
INR	660,823,497	USD	8,800,126	11/21	MER	44,796	-
KRW	13,662,757,327	USD	11,549,812	10/21	HSB	-	(14,925)
KRW	3,188,211,200	USD	2,824,350	10/21	JPM	-	(132,679)
KRW	13,823,254,607	USD	11,688,571	10/21	SCB	-	(20,911)
MXN	187,210,519	USD	9,191,969	10/21	BRC	-	(156,125)
MXN	36,348,906	USD	1,817,200	10/21	BSC	-	(62,795)
MXN	49,305,281	USD	2,445,154	10/21	MER	-	(65,401)
MXN	49,537,666	USD	2,469,797	10/21	MSC	-	(78,828)
MYR	10,116,715	USD	2,414,548	10/21	HSB	-	(2,798)
PEN	7,312,964	USD	1,790,700	10/21	CSF	-	(22,982)
PEN	908,412	USD	222,650	10/21	DUB	-	(3,065)
PEN	3,756,679	USD	950,505	10/21	MER	-	(42,425)
PHP	80,935,621	USD	1,601,385	10/21	SCB	-	(21,259)
PLN	34,565,555	USD	8,826,424	10/21	HSB	-	(135,954)
PLN	12,586,023	USD	3,244,941	10/21	JPM	-	(80,564)
PLN	16,195,037	USD	4,105,849	10/21	MSC	-	(34,094)
RON	11,349,048	USD	2,696,135	10/21	BNP	-	(43,210)
RUB	405,108,551	USD	5,354,386	10/21	BNP	191,631	-
RUB	153,005,191	USD	2,049,898	10/21	DUB	44,774	-
RUB	190,493,492	USD	2,611,020	10/21	HSB	-	(3,126)
RUB	405,108,551	USD	5,349,613	10/21	HSB	196,403	-
RUB	862,048,946	USD	11,693,207	10/21	MSC	108,414	-
RUB	87,315,419	USD	1,176,810	11/21	MER	12,133	-
SGD	12,433,617	USD	9,145,223	11/21	ANZ	10,868	-
THB	253,636,579	USD	7,685,375	10/21	BRC	-	(190,457)
THB	36,671,000	USD	1,101,066	11/21	DUB	-	(17,639)
THB	69,428,413	USD	2,088,230	01/22	DUB	-	(37,414)
TRY	25,690,726	USD	2,965,432	10/21	BRC	-	(116,815)
TRY	1,009,000	USD	116,861	10/21	HSB	-	(4,982)
TRY	25,690,726	USD	2,915,573	10/21	MSC	-	(66,955)
TWD	208,745,202	USD	7,600,408	12/21	BRC	-	(68,418)
USD	3,920,000	BRL	20,931,938	10/21	CSF	76,280	-
USD	632,000	BRL	3,334,874	10/21	DUB	19,619	-
USD	29,982,698	BRL	161,093,495	10/21	JPM	401,191	-
USD	2,628,000	BRL	13,823,280	10/21	SCB	89,639	-
USD	18,554,596	BRL	99,591,794	11/21	JPM	350,077	-
USD	344,917	CLP	262,764,809	10/21	CSF	21,631	-
USD	2,612,000	CNH	17,093,059	11/21	BNP	-	(31,902)
USD	2,290,000	CNH	14,972,199	11/21	BRC	-	(25,854)
USD	2,608,000	CNH	17,065,318	11/21	HSB	-	(31,611)
USD	6,010,054	COP	23,189,517,664	10/21	CSF	-	(69,145)
USD	7,140,546	EUR	6,039,247	10/21	JPM	143,838	-
USD	259,181	IDR	3,752,940,000	10/21	JPM	-	(2,697)
USD	932,661	IDR	13,691,470,000	10/21	MER	-	(22,723)
USD	1,841,407	IDR	26,897,330,506	10/21	SCB	-	(31,661)
USD	737,147	IDR	10,735,450,000	11/21	HSB	-	(9,417)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	750,283	IDR	10,830,329,620	12/21	JPM	$-	($373)
USD	1,204,641	IDR	17,444,410,000	01/22	JPM	308	-
USD	2,620,000	KRW	3,027,713,920	10/21	DUB	63,830	-
USD	11,691,240	KRW	13,823,254,607	10/21	SCB	20,852	-
USD	3,200,000	MXN	64,665,600	10/21	MSC	78,870	-
USD	1,471,255	RUB	107,564,939	10/21	CIT	-	(1,330)
USD	2,298,470	ZAR	33,493,075	10/21	JPM	81,711	-
USD	3,086,420	ZAR	46,573,133	10/21	MER	3,950	-
ZAR	4,664,000	USD	324,195	10/21	BNP	-	(15,505)

Total Forward Foreign Currency Contracts						$2,324,414	($2,565,812)

(c)	Swap agreements outstanding as of September 30, 2021 were as follows:

Interest Rate Swaps – Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.680%	Brazil CETIP Interbank	Z/Z	CME	01/02/25	BRL 24,721,348	($357,767)	$-	($357,767)
2.535%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	CNY 14,541,000	10,000	-	10,000
2.575%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,822,000	15,017	-	15,017
2.580%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	16,101,000	14,786	-	14,786
2.582%	3-Month CNY-RRR	Q/Q	LCH	03/18/25	8,446,000	7,826	-	7,826
2.833%	3-Month CNY-RRR	Q/Q	LCH	06/16/26	32,600,000	80,728	-	80,728

						($229,410)	$-	($229,410)

Total Swap Agreements						($229,410)	$-	($229,410)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$168,616,170	$-	$168,616,170	$-
	Foreign Government Bonds & Notes	376,135,338	-	376,135,338	-
	Short-Term Investments	10,865,460	-	10,865,460	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,324,414	-	2,324,414	-
	Interest Rate Contracts
	Swaps	128,357	-	128,357	-

	Total Asset - Derivatives	2,452,771	-	2,452,771	-

	Total Assets	558,069,739	-	558,069,739	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,565,812)	-	(2,565,812)	-
	Interest Rate Contracts
	Swaps	(357,767)	-	(357,767)	-

	Total Liabilities - Derivatives	(2,923,579)	-	(2,923,579)	-

	Total Liabilities	(2,923,579)	-	(2,923,579)	-

	Total	$555,146,160	$-	$555,146,160	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Basic Materials - 2.6%
Air Products & Chemicals, Inc.	33,823	$8,662,408
Ecolab, Inc.	8,285	1,728,417
Linde PLC (United Kingdom)	52,986	15,545,033
RPM International, Inc.	103,059	8,002,531
Sherwin-Williams Co.	42,804	11,973,563

		45,911,952

Communications - 2.8%
Comcast Corp. Class A	526,184	29,429,471
Walt Disney Co. *	117,839	19,934,824

		49,364,295

Consumer, Cyclical - 8.9%
Costco Wholesale Corp.	26,779	12,033,144
Cummins, Inc.	33,016	7,414,073
Dollar General Corp.	102,500	21,744,350
Hilton Worldwide Holdings, Inc. *	119,878	15,837,082
Home Depot, Inc.	68,714	22,556,058
Las Vegas Sands Corp. *	141,639	5,183,987
Marriott International, Inc. Class A *	52,278	7,741,849
McDonald’s Corp.	72,711	17,531,349
NIKE, Inc. Class B	57,443	8,342,447
Ross Stores, Inc.	186,423	20,292,143
Tractor Supply Co.	32,142	6,512,291
Yum! Brands, Inc.	79,954	9,779,174

		154,967,947

Consumer, Non-Cyclical - 24.6%
AbbVie, Inc.	185,867	20,049,473
AstraZeneca PLC ADR (United Kingdom)	184,844	11,101,731
Automatic Data Processing, Inc.	54,497	10,895,040
Avery Dennison Corp.	79,128	16,396,113
Becton Dickinson and Co.	64,999	15,978,054
Cigna Corp.	61,337	12,277,214
Cintas Corp.	14,521	5,527,564
Coca-Cola Co.	362,092	18,998,967
Colgate-Palmolive Co.	73,254	5,536,537
Danaher Corp.	154,933	47,167,803
Diageo PLC (United Kingdom)	106,125	5,138,043
Eli Lilly & Co.	69,340	16,021,007
Equifax, Inc.	41,093	10,413,788
Johnson & Johnson	110,745	17,885,317
Kimberly-Clark Corp.	63,500	8,409,940
McCormick & Co., Inc.	73,264	5,936,582
Medtronic PLC	139,465	17,481,938
Mondelez International, Inc. Class A	380,317	22,126,843
Nestle SA (Switzerland)	77,266	9,309,782
PepsiCo, Inc.	149,633	22,506,300
Philip Morris International, Inc.	90,738	8,601,055
S&P Global, Inc.	27,877	11,844,659
Stryker Corp.	79,628	20,999,496
Thermo Fisher Scientific, Inc.	54,362	31,058,641
UnitedHealth Group, Inc.	94,423	36,894,843
Zoetis, Inc.	101,200	19,646,968

		428,203,698

Energy - 1.3%
EOG Resources, Inc.	143,538	11,521,795
TotalEnergies SE (France)	211,613	10,114,666

		21,636,461

	Shares	Value
Financial - 19.5%
American Express Co.	51,867	$8,689,278
American Tower Corp. REIT	83,816	22,245,604
Aon PLC Class A	58,080	16,597,522
Bank of America Corp.	468,000	19,866,600
Charles Schwab Corp.	310,696	22,631,097
Chubb Ltd.	138,980	24,110,250
CME Group, Inc.	42,550	8,228,319
Crown Castle International Corp. REIT	71,395	12,374,181
Equity Residential REIT	287,973	23,302,775
Goldman Sachs Group, Inc.	21,300	8,052,039
JPMorgan Chase & Co.	220,879	36,155,683
Marsh & McLennan Cos., Inc.	206,499	31,270,144
Morgan Stanley	250,767	24,402,137
PNC Financial Services Group, Inc.	14,112	2,760,872
Progressive Corp.	74,405	6,725,468
Visa, Inc. Class A	178,413	39,741,496
Wells Fargo & Co.	522,139	24,232,471
Willis Towers Watson PLC	29,180	6,783,183

		338,169,119

Industrial - 14.2%
Agilent Technologies, Inc.	131,100	20,652,183
Amphenol Corp. Class A	171,855	12,584,942
Ball Corp.	234,563	21,103,633
Caterpillar, Inc.	13,387	2,569,902
Deere & Co.	12,240	4,101,257
Fortive Corp.	117,867	8,317,874
General Electric Co.	259,353	26,721,140
Honeywell International, Inc.	109,731	23,293,697
Howmet Aerospace, Inc.	210,223	6,558,958
Illinois Tool Works, Inc.	54,956	11,355,558
JB Hunt Transport Services, Inc.	55,924	9,351,611
Northrop Grumman Corp.	35,265	12,700,690
Rockwell Automation, Inc.	20,319	5,974,599
Sealed Air Corp.	184,524	10,110,070
TE Connectivity Ltd.	95,984	13,170,924
Union Pacific Corp.	96,903	18,993,957
United Parcel Service, Inc. Class B	100,341	18,272,096
Waste Connections, Inc.	167,953	21,150,321

		246,983,412

Technology - 18.5%
Accenture PLC Class A	107,613	34,427,551
Apple, Inc.	445,588	63,050,702
Applied Materials, Inc.	122,484	15,767,365
Broadridge Financial Solutions, Inc.	93,113	15,516,350
Fidelity National Information Services, Inc.	145,791	17,739,849
Microchip Technology, Inc.	79,760	12,242,362
Microsoft Corp.	377,502	106,425,364
QUALCOMM, Inc.	49,706	6,411,080
Roper Technologies, Inc.	56,129	25,040,831
Texas Instruments, Inc.	132,469	25,461,867

		322,083,321

Utilities - 4.0%
Ameren Corp.	129,618	10,499,058
American Water Works Co., Inc.	46,174	7,805,253
Atmos Energy Corp.	88,774	7,829,867
CMS Energy Corp.	141,900	8,475,687
Eversource Energy	90,510	7,400,098
NextEra Energy, Inc.	231,743	18,196,460
Sempra Energy	68,160	8,622,240

		68,828,663

Total Common Stocks (Cost $1,079,374,989)		1,676,148,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 3.5%
Repurchase Agreement - 3.5%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $60,321,723; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $61,528,216)	$60,321,723	$60,321,723

Total Short-Term Investment (Cost $60,321,723)		60,321,723

TOTAL INVESTMENTS - 99.9% (Cost $1,139,696,712)		1,736,470,591

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,868,905

NET ASSETS - 100.0%		$1,738,339,496

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$45,911,952	$45,911,952	$-	$-
	Communications	49,364,295	49,364,295	-	-
	Consumer, Cyclical	154,967,947	154,967,947	-	-
	Consumer, Non-Cyclical	428,203,698	413,755,873	14,447,825	-
	Energy	21,636,461	11,521,795	10,114,666	-
	Financial	338,169,119	338,169,119	-	-
	Industrial	246,983,412	246,983,412	-	-
	Technology	322,083,321	322,083,321	-	-
	Utilities	68,828,663	68,828,663	-	-

	Total Common Stocks	1,676,148,868	1,651,586,377	24,562,491	-

	Short-Term Investment	60,321,723	-	60,321,723	-

	Total	$1,736,470,591	$1,651,586,377	$84,884,214	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Basic Materials - 2.0%
Air Products & Chemicals, Inc.	25,061	$6,418,373
Albemarle Corp.	13,048	2,857,121
Celanese Corp.	12,079	1,819,581
CF Industries Holdings, Inc.	24,078	1,344,034
Dow, Inc.	84,402	4,858,179
DuPont de Nemours, Inc.	59,123	4,019,773
Eastman Chemical Co.	15,373	1,548,676
Ecolab, Inc.	28,166	5,875,991
FMC Corp.	14,522	1,329,634
Freeport-McMoRan, Inc.	168,691	5,487,518
International Flavors & Fragrances, Inc.	28,171	3,767,026
International Paper Co.	44,521	2,489,614
Linde PLC (United Kingdom)	58,372	17,125,178
LyondellBasell Industries NV Class A	30,499	2,862,331
Mosaic Co.	38,566	1,377,578
Newmont Corp.	90,641	4,921,806
Nucor Corp.	32,580	3,208,804
PPG Industries, Inc.	26,836	3,837,816
Sherwin-Williams Co.	27,381	7,659,287

		82,808,320

Communications - 16.4%
Alphabet, Inc. Class A *	34,033	90,987,906
Alphabet, Inc. Class C *	31,847	84,882,128
Amazon.com, Inc. *	49,231	161,725,804
Arista Networks, Inc. *	6,517	2,239,502
AT&T, Inc.	807,062	21,798,745
Booking Holdings, Inc. *	4,639	11,012,383
CDW Corp.	15,307	2,786,180
Charter Communications, Inc. Class A *	14,337	10,431,028
Cisco Systems, Inc.	475,908	25,903,672
Comcast Corp. Class A	517,728	28,956,527
Corning, Inc.	87,023	3,175,469
Discovery, Inc. Class A *	18,403	467,068
Discovery, Inc. Class C *	37,825	918,013
DISH Network Corp. Class A *	29,392	1,277,376
eBay, Inc.	73,212	5,100,680
Etsy, Inc. *	14,276	2,968,837
Expedia Group, Inc. *	16,234	2,660,753
F5 Networks, Inc. *	6,956	1,382,714
Facebook, Inc. Class A *	269,452	91,449,314
Fox Corp. Class A	34,343	1,377,498
Fox Corp. Class B	14,568	540,764
Interpublic Group of Cos., Inc.	45,630	1,673,252
Juniper Networks, Inc.	36,259	997,848
Lumen Technologies, Inc.	106,857	1,323,958
Match Group, Inc. *	31,289	4,912,060
Motorola Solutions, Inc.	19,144	4,447,534
Netflix, Inc. *	50,028	30,534,090
News Corp. Class A	44,294	1,042,238
News Corp. Class B	16,887	392,285
NortonLifeLock, Inc.	65,904	1,667,371
Omnicom Group, Inc.	24,352	1,764,546
T-Mobile US, Inc. *	65,980	8,429,605
Twitter, Inc. *	90,396	5,459,014
VeriSign, Inc. *	10,697	2,192,992
Verizon Communications, Inc.	467,974	25,275,276
ViacomCBS, Inc. Class B	68,683	2,713,665
Walt Disney Co. *	205,397	34,747,010

		679,615,105

Consumer, Cyclical - 9.6%
Advance Auto Parts, Inc.	7,421	1,550,173
Alaska Air Group, Inc. *	13,969	818,583

	Shares	Value
American Airlines Group, Inc. *	73,874	$1,515,894
Aptiv PLC *	30,582	4,555,801
AutoZone, Inc. *	2,505	4,253,465
Bath & Body Works, Inc.	29,926	1,886,236
Best Buy Co., Inc.	26,195	2,769,073
BorgWarner, Inc.	27,071	1,169,738
Caesars Entertainment, Inc. *	24,790	2,783,421
CarMax, Inc. *	18,409	2,355,616
Carnival Corp. *	89,953	2,249,725
Chipotle Mexican Grill, Inc. *	3,188	5,794,254
Copart, Inc. *	24,419	3,387,404
Costco Wholesale Corp.	49,854	22,401,895
Cummins, Inc.	16,274	3,654,489
Darden Restaurants, Inc.	14,761	2,235,849
Delta Air Lines, Inc. *	72,275	3,079,638
Dollar General Corp.	26,789	5,683,018
Dollar Tree, Inc. *	26,637	2,549,694
Domino’s Pizza, Inc.	4,140	1,974,614
DR Horton, Inc.	36,031	3,025,523
Fastenal Co.	65,048	3,357,127
Ford Motor Co. *	442,591	6,267,089
Gap, Inc.	23,476	532,905
General Motors Co. *	164,094	8,649,395
Genuine Parts Co.	16,355	1,982,717
Hanesbrands, Inc.	40,940	702,530
Hasbro, Inc.	13,909	1,240,961
Hilton Worldwide Holdings, Inc. *	31,441	4,153,670
Home Depot, Inc.	120,184	39,451,600
Las Vegas Sands Corp. *	40,587	1,485,484
Leggett & Platt, Inc.	17,098	766,674
Lennar Corp. Class A	31,089	2,912,417
Live Nation Entertainment, Inc. *	14,764	1,345,443
LKQ Corp. *	29,156	1,467,130
Lowe’s Cos., Inc.	79,545	16,136,499
Marriott International, Inc. Class A *	31,020	4,593,752
McDonald’s Corp.	84,414	20,353,060
MGM Resorts International	43,326	1,869,517
Mohawk Industries, Inc. *	5,968	1,058,723
Newell Brands, Inc.	45,575	1,009,030
NIKE, Inc. Class B	144,125	20,931,274
Norwegian Cruise Line Holdings Ltd. *	42,134	1,125,399
NVR, Inc. *	365	1,749,839
O’Reilly Automotive, Inc. *	7,736	4,727,160
PACCAR, Inc.	39,293	3,101,004
Penn National Gaming, Inc. *	16,837	1,220,009
Pool Corp.	4,429	1,924,002
PulteGroup, Inc.	30,114	1,382,835
PVH Corp. *	8,349	858,194
Ralph Lauren Corp.	4,754	527,884
Ross Stores, Inc.	40,320	4,388,832
Royal Caribbean Cruises Ltd. *	26,342	2,343,121
Southwest Airlines Co. *	66,899	3,440,616
Starbucks Corp.	133,338	14,708,515
Tapestry, Inc.	31,467	1,164,908
Target Corp.	55,581	12,715,265
Tesla, Inc. *	91,719	71,126,250
TJX Cos., Inc.	135,993	8,972,818
Tractor Supply Co.	12,543	2,541,337
Ulta Beauty, Inc. *	6,356	2,294,007
Under Armour, Inc. Class A *	19,997	403,539
Under Armour, Inc. Class C *	23,012	403,170
United Airlines Holdings, Inc. *	36,072	1,715,945
VF Corp.	38,240	2,561,698
Walgreens Boots Alliance, Inc.	81,223	3,821,542
Walmart, Inc.	161,536	22,514,888
Whirlpool Corp.	7,109	1,449,241
WW Grainger, Inc.	4,983	1,958,618
Wynn Resorts Ltd. *	12,045	1,020,814
Yum! Brands, Inc.	32,980	4,033,784

		400,156,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 19.9%
Abbott Laboratories	200,388	$23,671,834
AbbVie, Inc.	199,999	21,573,892
ABIOMED, Inc. *	5,097	1,659,175
Align Technology, Inc. *	8,338	5,548,355
Altria Group, Inc.	207,892	9,463,244
AmerisourceBergen Corp.	16,693	1,993,979
Amgen, Inc.	64,187	13,649,366
Anthem, Inc.	27,393	10,212,110
Archer-Daniels-Midland Co.	63,244	3,795,272
Automatic Data Processing, Inc.	47,853	9,566,772
Avery Dennison Corp.	9,402	1,948,188
Baxter International, Inc.	55,664	4,477,056
Becton Dickinson and Co.	32,415	7,968,255
Bio-Rad Laboratories, Inc. Class A *	2,517	1,877,556
Bio-Techne Corp.	4,408	2,135,985
Biogen, Inc. *	16,944	4,794,983
Boston Scientific Corp. *	160,504	6,964,269
Bristol-Myers Squibb Co.	251,174	14,861,966
Brown-Forman Corp. Class B	20,644	1,383,354
Campbell Soup Co.	22,767	951,888
Cardinal Health, Inc.	33,260	1,645,040
Catalent, Inc. *	18,661	2,483,219
Centene Corp. *	65,870	4,104,360
Charles River Laboratories International, Inc. *	5,633	2,324,570
Church & Dwight Co., Inc.	27,758	2,291,978
Cigna Corp.	38,294	7,664,927
Cintas Corp.	9,992	3,803,555
Clorox Co.	13,484	2,233,085
Coca-Cola Co.	439,132	23,041,256
Colgate-Palmolive Co.	94,436	7,137,473
Conagra Brands, Inc.	55,335	1,874,196
Constellation Brands, Inc. Class A	18,667	3,932,950
Cooper Cos., Inc.	5,567	2,300,897
Corteva, Inc.	81,271	3,419,884
CVS Health Corp.	148,444	12,596,958
Danaher Corp.	71,818	21,864,272
DaVita, Inc. *	7,816	908,688
Dentsply Sirona, Inc.	24,679	1,432,616
DexCom, Inc. *	10,893	5,956,946
Edwards Lifesciences Corp. *	70,731	8,007,457
Eli Lilly & Co.	89,745	20,735,582
Equifax, Inc.	13,795	3,495,929
Estee Lauder Cos., Inc. Class A	26,028	7,806,578
FleetCor Technologies, Inc. *	9,447	2,468,218
Gartner, Inc. *	9,527	2,895,065
General Mills, Inc.	69,250	4,142,535
Gilead Sciences, Inc.	142,318	9,940,912
Global Payments, Inc.	33,438	5,269,160
HCA Healthcare, Inc.	27,864	6,763,150
Henry Schein, Inc. *	15,796	1,203,023
Hershey Co.	16,598	2,809,212
Hologic, Inc. *	29,182	2,153,923
Hormel Foods Corp.	30,463	1,248,983
Humana, Inc.	14,595	5,679,644
IDEXX Laboratories, Inc. *	9,675	6,016,883
IHS Markit Ltd.	45,057	5,254,547
Illumina, Inc. *	16,811	6,818,710
Incyte Corp. *	21,164	1,455,660
Intuitive Surgical, Inc. *	13,473	13,394,183
IQVIA Holdings, Inc. *	21,664	5,189,395
JM Smucker Co.	12,411	1,489,692
Johnson & Johnson	297,560	48,055,940
Kellogg Co.	28,517	1,822,807
Kimberly-Clark Corp.	38,282	5,070,068
Kraft Heinz Co.	76,981	2,834,440
Kroger Co.	76,862	3,107,531
Laboratory Corp. of America Holdings*	11,054	3,111,038
Lamb Weston Holdings, Inc.	17,928	1,100,241
MarketAxess Holdings, Inc.	4,303	1,810,229

	Shares	Value
McCormick & Co., Inc.	28,195	$2,284,641
McKesson Corp.	17,390	3,467,218
Medtronic PLC	151,700	19,015,595
Merck & Co., Inc.	286,131	21,491,299
Moderna, Inc. *	39,694	15,276,633
Molson Coors Beverage Co. Class B	22,791	1,057,047
Mondelez International, Inc. Class A	157,802	9,180,920
Monster Beverage Corp. *	43,226	3,839,766
Moody’s Corp.	18,564	6,592,262
Nielsen Holdings PLC	41,795	802,046
Organon & Co.	28,657	939,663
PayPal Holdings, Inc. *	132,775	34,549,383
PepsiCo, Inc.	156,226	23,497,953
PerkinElmer, Inc.	12,597	2,182,934
Pfizer, Inc.	631,984	27,181,632
Philip Morris International, Inc.	176,377	16,718,776
Procter & Gamble Co.	274,381	38,358,464
Quanta Services, Inc.	16,481	1,875,867
Quest Diagnostics, Inc.	13,811	2,006,876
Regeneron Pharmaceuticals, Inc. *	11,924	7,216,166
ResMed, Inc.	16,480	4,343,304
Robert Half International, Inc.	12,427	1,246,801
Rollins, Inc.	23,989	847,531
S&P Global, Inc.	27,261	11,582,926
STERIS PLC	11,674	2,384,765
Stryker Corp.	37,936	10,004,482
Sysco Corp.	57,808	4,537,928
Teleflex, Inc.	5,288	1,991,196
Thermo Fisher Scientific, Inc.	44,371	25,350,483
Tyson Foods, Inc. Class A	33,379	2,634,938
United Rentals, Inc. *	8,177	2,869,555
UnitedHealth Group, Inc.	106,582	41,645,851
Universal Health Services, Inc. Class B	8,438	1,167,566
Verisk Analytics, Inc.	18,437	3,692,378
Vertex Pharmaceuticals, Inc. *	29,442	5,340,484
Viatris, Inc.	136,711	1,852,434
West Pharmaceutical Services, Inc.	8,393	3,563,164
Zimmer Biomet Holdings, Inc.	23,541	3,445,461
Zoetis, Inc.	53,184	10,325,142

		827,026,634

Energy - 2.8%
APA Corp.	39,675	850,235
Baker Hughes Co.	93,647	2,315,890
Cabot Oil & Gas Corp.	47,604	1,035,863
Chevron Corp.	217,972	22,113,260
ConocoPhillips	151,260	10,250,890
Devon Energy Corp.	71,167	2,527,140
Diamondback Energy, Inc.	18,948	1,793,807
Enphase Energy, Inc. *	15,430	2,314,037
EOG Resources, Inc.	66,093	5,305,285
Exxon Mobil Corp.	478,536	28,147,488
Halliburton Co.	100,644	2,175,923
Hess Corp.	30,944	2,417,036
Kinder Morgan, Inc.	220,496	3,688,898
Marathon Oil Corp.	90,675	1,239,527
Marathon Petroleum Corp.	71,598	4,425,473
Occidental Petroleum Corp.	100,267	2,965,898
ONEOK, Inc.	50,398	2,922,580
Phillips 66	49,471	3,464,454
Pioneer Natural Resources Co.	25,471	4,241,176
Schlumberger NV	158,364	4,693,909
Valero Energy Corp.	46,273	3,265,486
Williams Cos., Inc.	137,470	3,565,972

		115,720,227

Financial - 15.1%
Aflac, Inc.	70,323	3,665,938
Alexandria Real Estate Equities, Inc. REIT	16,207	3,096,672
Allstate Corp.	33,378	4,249,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
American Express Co.	72,736	$12,185,462
American International Group, Inc.	95,577	5,246,222
American Tower Corp. REIT	51,569	13,686,928
Ameriprise Financial, Inc.	12,747	3,366,738
Aon PLC Class A	25,594	7,313,997
Arthur J Gallagher & Co.	24,096	3,581,870
Assurant, Inc.	6,419	1,012,597
AvalonBay Communities, Inc. REIT	15,803	3,502,577
Bank of America Corp.	837,029	35,531,881
Bank of New York Mellon Corp.	88,900	4,608,576
Berkshire Hathaway, Inc. Class B *	209,527	57,188,299
BlackRock, Inc.	16,077	13,483,137
Boston Properties, Inc. REIT	15,578	1,687,876
Brown & Brown, Inc.	26,420	1,464,989
Capital One Financial Corp.	50,395	8,162,478
Cboe Global Markets, Inc.	11,891	1,472,819
CBRE Group, Inc. Class A *	38,009	3,700,556
Charles Schwab Corp.	169,365	12,336,547
Chubb Ltd.	49,593	8,603,394
Cincinnati Financial Corp.	16,979	1,939,341
Citigroup, Inc.	229,095	16,077,887
Citizens Financial Group, Inc.	48,146	2,261,899
CME Group, Inc.	40,660	7,862,831
Comerica, Inc.	15,332	1,234,226
Crown Castle International Corp. REIT	48,849	8,466,509
Digital Realty Trust, Inc. REIT	31,839	4,599,144
Discover Financial Services	33,690	4,138,817
Duke Realty Corp. REIT	42,332	2,026,433
Equinix, Inc. REIT	10,111	7,989,004
Equity Residential REIT	38,830	3,142,124
Essex Property Trust, Inc. REIT	7,361	2,353,606
Everest Re Group Ltd.	4,353	1,091,645
Extra Space Storage, Inc. REIT	14,790	2,484,572
Federal Realty Investment Trust REIT	7,256	856,135
Fifth Third Bancorp	77,330	3,281,885
First Republic Bank	19,931	3,844,291
Franklin Resources, Inc.	31,577	938,468
Globe Life, Inc.	10,566	940,691
Goldman Sachs Group, Inc.	38,103	14,404,077
Hartford Financial Services Group, Inc.	38,661	2,715,935
Healthpeak Properties, Inc. REIT	61,010	2,042,615
Host Hotels & Resorts, Inc. REIT *	85,918	1,403,041
Huntington Bancshares, Inc.	167,012	2,582,006
Intercontinental Exchange, Inc.	63,617	7,304,504
Invesco Ltd.	37,195	896,771
Iron Mountain, Inc. REIT	33,970	1,475,997
JPMorgan Chase & Co.	337,763	55,288,426
KeyCorp	109,725	2,372,255
Kimco Realty Corp. REIT	68,139	1,413,884
Lincoln National Corp.	20,013	1,375,894
Loews Corp.	22,974	1,238,988
M&T Bank Corp.	14,569	2,175,735
Marsh & McLennan Cos., Inc.	56,744	8,592,744
Mastercard, Inc. Class A	98,470	34,236,050
MetLife, Inc.	81,147	5,009,204
Mid-America Apartment Communities, Inc. REIT	13,630	2,545,403
Morgan Stanley	164,990	16,055,177
Nasdaq, Inc.	13,568	2,618,895
Northern Trust Corp.	23,593	2,543,561
People’s United Financial, Inc.	49,899	871,736
PNC Financial Services Group, Inc.	48,023	9,395,220
Principal Financial Group, Inc.	28,715	1,849,246
Progressive Corp.	66,340	5,996,473
Prologis, Inc. REIT	83,754	10,505,264
Prudential Financial, Inc.	43,722	4,599,554
Public Storage REIT	17,223	5,116,953
Raymond James Financial, Inc.	20,702	1,910,334
Realty Income Corp. REIT	44,336	2,875,633
Regency Centers Corp. REIT	17,121	1,152,757
Regions Financial Corp.	108,803	2,318,592

	Shares	Value
SBA Communications Corp. REIT	12,382	$4,093,118
Simon Property Group, Inc. REIT	37,205	4,835,534
State Street Corp.	38,377	3,251,299
SVB Financial Group *	6,631	4,289,461
Synchrony Financial	64,395	3,147,628
T Rowe Price Group, Inc.	25,817	5,078,204
Travelers Cos., Inc.	27,747	4,217,822
Truist Financial Corp.	150,261	8,812,808
UDR, Inc. REIT	29,989	1,588,817
US Bancorp	152,728	9,078,152
Ventas, Inc. REIT	42,433	2,342,726
Visa, Inc. Class A	190,761	42,492,013
Vornado Realty Trust REIT	18,125	761,431
Wells Fargo & Co.	464,164	21,541,851
Welltower, Inc. REIT	48,756	4,017,494
Western Union Co.	44,135	892,410
Weyerhaeuser Co. REIT	84,690	3,012,423
Willis Towers Watson PLC	14,607	3,395,543
WR Berkley Corp.	15,869	1,161,293
Zions Bancorp NA	19,711	1,219,914

		628,791,279

Industrial - 7.8%
3M Co.	65,587	11,505,272
Agilent Technologies, Inc.	34,509	5,436,203
Allegion PLC	10,056	1,329,202
Amcor PLC	176,905	2,050,329
AMETEK, Inc.	26,113	3,238,273
Amphenol Corp. Class A	67,858	4,969,241
AO Smith Corp.	16,426	1,003,136
Ball Corp.	37,140	3,341,486
Boeing Co. *	62,029	13,642,658
Carrier Global Corp.	98,080	5,076,621
Caterpillar, Inc.	61,690	11,842,629
CH Robinson Worldwide, Inc.	15,156	1,318,572
CSX Corp.	255,351	7,594,139
Deere & Co.	32,087	10,751,391
Dover Corp.	16,269	2,529,830
Eaton Corp. PLC	45,088	6,732,089
Emerson Electric Co.	67,958	6,401,644
Expeditors International of Washington, Inc.	19,182	2,285,152
FedEx Corp.	28,122	6,166,873
Fortive Corp.	40,510	2,858,791
Fortune Brands Home & Security, Inc.	15,705	1,404,341
Garmin Ltd.	17,685	2,749,310
Generac Holdings, Inc. *	7,119	2,909,322
General Dynamics Corp.	26,276	5,150,884
General Electric Co.	124,129	12,789,011
Honeywell International, Inc.	78,039	16,566,119
Howmet Aerospace, Inc.	43,892	1,369,430
Huntington Ingalls Industries, Inc.	4,736	914,332
IDEX Corp.	8,364	1,730,930
Illinois Tool Works, Inc.	32,050	6,622,491
Ingersoll Rand, Inc. *	45,798	2,308,677
Jacobs Engineering Group, Inc.	14,550	1,928,312
JB Hunt Transport Services, Inc.	9,458	1,581,567
Johnson Controls International PLC	79,875	5,437,890
Kansas City Southern	10,289	2,784,615
Keysight Technologies, Inc. *	20,357	3,344,452
L3Harris Technologies, Inc.	22,713	5,002,311
Lockheed Martin Corp.	27,977	9,654,863
Martin Marietta Materials, Inc.	7,054	2,410,211
Masco Corp.	26,919	1,495,350
Mettler-Toledo International, Inc. *	2,568	3,537,060
Norfolk Southern Corp.	28,084	6,719,097
Northrop Grumman Corp.	16,978	6,114,627
Old Dominion Freight Line, Inc.	10,416	2,978,768
Otis Worldwide Corp.	48,241	3,969,269
Packaging Corp. of America	10,535	1,447,930
Parker-Hannifin Corp.	14,619	4,087,765

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Pentair PLC	18,808	$1,366,025
Raytheon Technologies Corp.	170,441	14,651,108
Republic Services, Inc.	23,838	2,861,990
Rockwell Automation, Inc.	13,155	3,868,096
Sealed Air Corp.	18,145	994,165
Snap-on, Inc.	6,422	1,341,877
Stanley Black & Decker, Inc.	18,916	3,316,164
TE Connectivity Ltd.	36,587	5,020,468
Teledyne Technologies, Inc. *	5,134	2,205,464
Textron, Inc.	24,864	1,735,756
Trane Technologies PLC	27,004	4,662,241
TransDigm Group, Inc. *	5,918	3,696,205
Trimble, Inc. *	28,425	2,337,956
Union Pacific Corp.	73,712	14,448,289
United Parcel Service, Inc. Class B	82,760	15,070,596
Vulcan Materials Co.	15,012	2,539,430
Waste Management, Inc.	43,262	6,461,612
Waters Corp. *	7,000	2,501,100
Westinghouse Air Brake Technologies Corp.	21,533	1,856,360
Westrock Co.	29,845	1,487,176
Xylem, Inc.	20,427	2,526,411

		322,030,954

Technology - 23.4%
Accenture PLC Class A	71,679	22,931,546
Activision Blizzard, Inc.	87,746	6,790,663
Adobe, Inc. *	53,849	31,001,946
Advanced Micro Devices, Inc. *	137,106	14,108,207
Akamai Technologies, Inc. *	18,486	1,933,451
Analog Devices, Inc.	60,905	10,200,369
ANSYS, Inc. *	10,171	3,462,717
Apple, Inc.	1,775,046	251,169,009
Applied Materials, Inc.	103,019	13,261,636
Autodesk, Inc. *	24,904	7,101,874
Broadcom, Inc.	46,488	22,543,426
Broadridge Financial Solutions, Inc.	13,115	2,185,484
Cadence Design Systems, Inc. *	30,826	4,668,289
Ceridian HCM Holding, Inc. *	15,246	1,717,005
Cerner Corp.	33,167	2,338,937
Citrix Systems, Inc.	13,886	1,490,940
Cognizant Technology Solutions Corp. Class A	58,411	4,334,680
DXC Technology Co. *	27,250	915,872
Electronic Arts, Inc.	31,635	4,500,079
Fidelity National Information Services, Inc.	69,316	8,434,371
Fiserv, Inc. *	67,549	7,329,066
Fortinet, Inc. *	15,341	4,480,186
Hewlett Packard Enterprise Co.	147,364	2,099,937
HP, Inc.	136,240	3,727,526
Intel Corp.	460,308	24,525,210
International Business Machines Corp.	102,146	14,191,144
Intuit, Inc.	30,788	16,610,434
IPG Photonics Corp. *	4,217	667,973
Jack Henry & Associates, Inc.	8,426	1,382,370
KLA Corp.	17,099	5,719,786
Lam Research Corp.	15,974	9,091,602
Leidos Holdings, Inc.	16,475	1,583,742
Microchip Technology, Inc.	30,495	4,680,678
Micron Technology, Inc.	128,444	9,116,955
Microsoft Corp.	849,438	239,473,561
Monolithic Power Systems, Inc.	5,051	2,448,119
MSCI, Inc.	9,352	5,689,196
NetApp, Inc.	25,211	2,262,939
NVIDIA Corp.	281,681	58,353,036
NXP Semiconductors NV (China)	29,969	5,870,028
Oracle Corp.	186,199	16,223,519
Paychex, Inc.	36,351	4,087,670
Paycom Software, Inc. *	5,287	2,621,030
PTC, Inc. *	11,906	1,426,220
Qorvo, Inc. *	12,111	2,024,838
QUALCOMM, Inc.	127,759	16,478,356

	Shares	Value
Roper Technologies, Inc.	11,885	$5,302,255
salesforce.com, Inc. *	109,995	29,832,844
Seagate Technology Holdings PLC (Ireland)	24,278	2,003,421
ServiceNow, Inc. *	22,452	13,971,206
Skyworks Solutions, Inc.	18,676	3,077,431
Synopsys, Inc. *	17,257	5,166,918
Take-Two Interactive Software, Inc. *	13,045	2,009,843
Teradyne, Inc.	18,879	2,061,020
Texas Instruments, Inc.	104,219	20,031,934
Tyler Technologies, Inc. *	4,596	2,107,955
Western Digital Corp. *	34,668	1,956,662
Xilinx, Inc.	27,835	4,202,807
Zebra Technologies Corp. Class A *	6,056	3,121,383

		972,101,301

Utilities - 2.4%
AES Corp.	75,668	1,727,500
Alliant Energy Corp.	28,136	1,575,053
Ameren Corp.	28,207	2,284,767
American Electric Power Co., Inc.	56,201	4,562,397
American Water Works Co., Inc.	20,549	3,473,603
Atmos Energy Corp.	15,135	1,334,907
CenterPoint Energy, Inc.	63,812	1,569,775
CMS Energy Corp.	32,453	1,938,418
Consolidated Edison, Inc.	40,523	2,941,565
Dominion Energy, Inc.	91,245	6,662,710
DTE Energy Co.	21,946	2,451,588
Duke Energy Corp.	87,057	8,495,893
Edison International	42,957	2,382,825
Entergy Corp.	22,706	2,254,933
Evergy, Inc.	25,703	1,598,727
Eversource Energy	38,848	3,176,212
Exelon Corp.	110,577	5,345,292
FirstEnergy Corp.	61,523	2,191,449
NextEra Energy, Inc.	221,970	17,429,084
NiSource, Inc.	41,885	1,014,874
NRG Energy, Inc.	27,231	1,111,842
Pinnacle West Capital Corp.	13,191	954,501
PPL Corp.	87,093	2,428,153
Public Service Enterprise Group, Inc.	57,205	3,483,784
Sempra Energy	36,677	4,639,640
Southern Co.	119,669	7,415,888
WEC Energy Group, Inc.	35,725	3,150,945
Xcel Energy, Inc.	60,893	3,805,812

		101,402,137

Total Common Stocks (Cost $2,184,632,771)		4,129,652,291

	Principal Amount

SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $22,065,425; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $22,506,754)	$22,065,425	22,065,425

Total Short-Term Investment (Cost $22,065,425)		22,065,425

TOTAL INVESTMENTS - 99.9% (Cost $2,206,698,196)		4,151,717,716

DERIVATIVES - (0.0%)		(762,363)

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,464,380

NET ASSETS - 100.0%		$4,154,419,733

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/21	112	$24,829,763	$24,067,400	($762,363)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$4,129,652,291	$4,129,652,291	$-	$-
	Short-Term Investment	22,065,425	-	22,065,425	-

	Total Assets	4,151,717,716	4,129,652,291	22,065,425	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(762,363)	(762,363)	-	-

	Total Liabilities	(762,363)	(762,363)	-	-

	Total	$4,150,955,353	$4,128,889,928	$22,065,425	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Diversified - 0.0%

Altimeter Growth Corp. Exercise @ $11.50 Exp 09/30/25 *	14,921	$32,975

Total Warrants (Cost $42,682)		32,975

COMMON STOCKS - 99.0%

Basic Materials - 2.4%

Sherwin-Williams Co.	71,133	19,898,034

Communications - 28.2%

Alphabet, Inc. Class C *	12,735	33,942,723
Amazon.com, Inc. *	14,928	49,039,077
Booking Holdings, Inc. *	8,030	19,062,176
Facebook, Inc. Class A *	98,572	33,454,351
Farfetch Ltd. Class A * (United Kingdom)	150,124	5,626,648
Match Group, Inc. *	76,670	12,036,423
Netflix, Inc. *	35,943	21,937,451
Snap, Inc. Class A *	401,471	29,656,663
Walt Disney Co. *	121,097	20,485,979
Wix.com Ltd. * (Israel)	38,429	7,530,931

		232,772,422

Consumer, Cyclical - 5.6%

Caesars Entertainment, Inc. *	63,529	7,133,036
Core & Main, Inc. Class A *	540,103	14,156,100
LVMH Moet Hennessy Louis Vuitton SE (France)	20,361	14,583,843
NIKE, Inc. Class B	71,231	10,344,878

		46,217,857

Consumer, Non-Cyclical - 17.9%

Accolade, Inc. *	89,278	3,764,853
Align Technology, Inc. *	34,064	22,667,208
Ascendis Pharma AS ADR * (Denmark)	35,262	5,620,410
Boston Scientific Corp. *	467,427	20,281,658
Cooper Cos., Inc.	29,890	12,353,836
CoStar Group, Inc. *	186,970	16,090,638
Danaher Corp.	102,176	31,106,461
DexCom, Inc. *	41,840	22,880,622
Dlocal Ltd. * (Uruguay)	92,995	5,073,807
Neurocrine Biosciences, Inc. *	81,948	7,859,633

		147,699,126

Diversified - 0.1%

Altimeter Growth Corp. Class A *	74,605	762,463

Financial - 8.8%

American Tower Corp. REIT	77,267	20,507,435
Mastercard, Inc. Class A	122,791	42,691,975
OneMain Holdings, Inc.	179,922	9,955,084

		73,154,494

Industrial - 5.2%

Crown Holdings, Inc.	209,984	21,162,188
Howmet Aerospace, Inc.	424,661	13,249,423
L3Harris Technologies, Inc.	37,889	8,344,673

		42,756,284

	Shares	Value
Technology - 30.8%

Adobe, Inc. *	40,503	$23,318,387
Apple, Inc.	252,522	35,731,863
ASML Holding NV (Netherlands)	33,905	25,262,955
Atlassian Corp. PLC Class A *	34,671	13,570,923
Microsoft Corp.	273,684	77,156,993
NVIDIA Corp.	149,508	30,972,077
Texas Instruments, Inc.	127,542	24,514,848
Twilio, Inc. Class A *	43,855	13,991,938
Workday, Inc. Class A *	38,411	9,598,525

		254,118,509

Total Common Stocks (Cost $637,993,180)		817,379,189

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $8,721,075; collateralized by U.S. Treasury Notes: 1.25% due 09/30/28 and value $8,895,497)	$8,721,075	8,721,075

Total Short-Term Investment (Cost $8,721,075)		8,721,075

TOTAL INVESTMENTS - 100.1% (Cost $646,756,937)		826,133,239

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(480,819)

NET ASSETS - 100.0%		$825,652,420

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$32,975	$32,975	$-	$-
	Common Stocks
	Basic Materials	19,898,034	19,898,034	-	-
	Communications	232,772,422	232,772,422	-	-
	Consumer, Cyclical	46,217,857	31,634,014	14,583,843	-
	Consumer, Non-Cyclical	147,699,126	147,699,126	-	-
	Diversified	762,463	762,463	-	-
	Financial	73,154,494	73,154,494	-	-
	Industrial	42,756,284	42,756,284	-	-
	Technology	254,118,509	254,118,509	-	-

	Total Common Stocks	817,379,189	802,795,346	14,583,843	-

	Short-Term Investment	8,721,075	-	8,721,075	-

	Total	$826,133,239	$802,828,321	$23,304,918	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.4%
Basic Materials - 1.5%
Sherwin-Williams Co.	110,880	$31,016,463

Communications - 24.9%
Airbnb, Inc. Class A *	3,027	507,779
Alphabet, Inc. Class A *	45,541	121,754,774
Alphabet, Inc. Class C *	13,967	37,226,385
Amazon.com, Inc. *	48,837	160,431,499
Bumble, Inc. Class A *	71,849	3,591,013
Charter Communications, Inc. Class A *	37,185	27,054,319
Facebook, Inc. Class A *	232,313	78,844,709
Match Group, Inc. *	141,385	22,196,031
Netflix, Inc. *	55,002	33,569,921
Sea Ltd. ADR * (Taiwan)	60,823	19,386,115
Shopify, Inc. Class A * (Canada)	7,157	9,703,317
Uber Technologies, Inc. *	220,759	9,890,003

		524,155,865

Consumer, Cyclical - 3.1%
Chipotle Mexican Grill, Inc. *	7,161	13,015,261
Dollar General Corp.	34,640	7,348,529
Lululemon Athletica, Inc. *	22,701	9,187,095
MGM Resorts International	92,027	3,970,965
NIKE, Inc. Class B	121,980	17,715,155
Ross Stores, Inc.	64,976	7,072,638
Starbucks Corp.	57,133	6,302,341

		64,611,984

Consumer, Non-Cyclical - 21.1%
Abbott Laboratories	253,299	29,922,211
Alnylam Pharmaceuticals, Inc. *	24,451	4,616,593
Becton Dickinson and Co.	33,167	8,153,112
Boston Scientific Corp. *	572,354	24,834,440
Colgate-Palmolive Co.	223,070	16,859,631
CoStar Group, Inc. *	191,244	16,458,459
Danaher Corp.	162,726	49,540,303
Edwards Lifesciences Corp. *	154,760	17,520,380
Equifax, Inc.	64,372	16,313,152
Estee Lauder Cos., Inc. Class A	97,503	29,244,075
ICON PLC * (Ireland)	81,224	21,282,312
PayPal Holdings, Inc. *	201,402	52,406,814
Square, Inc. Class A *	98,648	23,659,736
STERIS PLC	33,385	6,819,888
Thermo Fisher Scientific, Inc.	72,404	41,366,577
TransUnion	180,861	20,312,499
Verisk Analytics, Inc.	145,691	29,177,537
Vertex Pharmaceuticals, Inc. *	51,054	9,260,685
Zoetis, Inc.	135,505	26,306,941

		444,055,345

Financial - 8.2%
American Tower Corp. REIT	48,812	12,955,193
Aon PLC Class A	47,863	13,677,809
Charles Schwab Corp.	272,133	19,822,168
Equinix, Inc. REIT	12,911	10,201,368
Mastercard, Inc. Class A	171,047	59,469,621
Visa, Inc. Class A	248,457	55,343,797

		171,469,956

Industrial - 3.0%
AMETEK, Inc.	138,877	17,222,137
Canadian Pacific Railway Ltd. (NYSE) (Canada)	118,514	7,711,706

	Shares	Value
Johnson Controls International PLC	163,160	$11,107,933
Vulcan Materials Co.	153,002	25,881,818

		61,923,594

Technology - 37.6%
Activision Blizzard, Inc.	142,234	11,007,489
Adobe, Inc. *	150,824	86,832,393
Apple, Inc.	568,320	80,417,280
Applied Materials, Inc.	150,746	19,405,533
ASML Holding NV (Netherlands)	29,584	22,043,334
Atlassian Corp. PLC Class A *	31,314	12,256,926
Autodesk, Inc. *	94,341	26,903,223
Black Knight, Inc. *	63,271	4,555,512
Cadence Design Systems, Inc. *	97,496	14,764,794
Clarivate PLC * (United Kingdom)	493,007	10,796,853
Electronic Arts, Inc.	115,623	16,447,372
Intuit, Inc.	97,948	52,843,926
Lam Research Corp.	49,054	27,919,084
Microsoft Corp.	788,388	222,262,345
MSCI, Inc.	67,538	41,086,067
NVIDIA Corp.	251,849	52,173,039
ROBLOX Corp. Class A *	78,552	5,934,604
Roper Technologies, Inc.	25,413	11,337,502
salesforce.com, Inc. *	112,656	30,554,560
ServiceNow, Inc. *	41,246	25,666,148
Synopsys, Inc. *	36,976	11,070,984
Take-Two Interactive Software, Inc. *	30,958	4,769,699

		791,048,667

Total Common Stocks (Cost $1,247,051,252)		2,088,281,874

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $15,208,037; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $15,512,205)	$15,208,037	$15,208,037

Total Short-Term Investment (Cost $15,208,037)		15,208,037

TOTAL INVESTMENTS - 100.1% (Cost $1,262,259,289)		2,103,489,911

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,133,114)

NET ASSETS - 100.0%		$2,102,356,797

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,088,281,874	$2,088,281,874	$-	$-
	Short-Term Investment	15,208,037	-	15,208,037	-

	Total	$2,103,489,911	$2,088,281,874	$15,208,037	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Basic Materials - 1.9%
Air Products & Chemicals, Inc.	237	$60,698
Celanese Corp.	407	61,311
DuPont de Nemours, Inc.	1,804	122,654
Eastman Chemical Co.	1,891	190,499
Freeport-McMoRan, Inc.	1,450	47,169
Linde PLC (United Kingdom)	440	129,087
LyondellBasell Industries NV Class A	308	28,906
PPG Industries, Inc.	1,446	206,792

		847,116

Communications - 15.8%
Alphabet, Inc. Class A *	452	1,208,431
Alphabet, Inc. Class C *	348	927,528
Altice USA, Inc. Class A *	796	16,493
Amazon.com, Inc. *	569	1,869,188
Booking Holdings, Inc. *	82	194,657
Charter Communications, Inc. Class A *	262	190,621
Cisco Systems, Inc.	2,281	124,155
Comcast Corp. Class A	6,897	385,749
Facebook, Inc. Class A *	2,861	970,995
Fox Corp. Class A	274	10,990
Lyft, Inc. Class A *	1,260	67,523
Motorola Solutions, Inc.	114	26,484
Netflix, Inc. *	610	372,307
Shopify, Inc. Class A * (Canada)	46	62,366
T-Mobile US, Inc. *	2,335	298,320
Verizon Communications, Inc.	2,807	151,606
Walt Disney Co. *	644	108,946

		6,986,359

Consumer, Cyclical - 8.8%
Aptiv PLC *	293	43,648
AutoZone, Inc. *	31	52,638
Best Buy Co., Inc.	1,740	183,935
Carter’s, Inc.	488	47,453
Costco Wholesale Corp.	232	104,249
Dollar General Corp.	178	37,761
Dollar Tree, Inc. *	817	78,203
DR Horton, Inc.	160	13,435
General Motors Co. *	1,895	99,886
Hilton Worldwide Holdings, Inc. *	888	117,314
Home Depot, Inc.	1,034	339,421
Lennar Corp. Class A	1,922	180,053
Lowe’s Cos., Inc.	2,185	443,249
Magna International, Inc. (Canada)	1,054	79,303
NIKE, Inc. Class B	2,221	322,556
O’Reilly Automotive, Inc. *	477	291,476
Royal Caribbean Cruises Ltd. *	255	22,682
Southwest Airlines Co. *	2,340	120,346
Target Corp.	996	227,855
Tesla, Inc. *	930	721,196
TJX Cos., Inc.	2,493	164,488
Toll Brothers, Inc.	923	51,033
Yum! Brands, Inc.	1,183	144,693

		3,886,873

Consumer, Non-Cyclical - 19.0%
Abbott Laboratories	2,344	276,897
AbbVie, Inc.	4,113	443,669
ABIOMED, Inc. *	50	16,276
Altria Group, Inc.	4,287	195,144
AmerisourceBergen Corp.	387	46,227
Anthem, Inc.	925	344,840

	Shares	Value
Becton Dickinson and Co.	508	$124,877
Biogen, Inc. *	374	105,838
Booz Allen Hamilton Holding Corp.	646	51,260
Boston Scientific Corp. *	4,106	178,159
Bristol-Myers Squibb Co.	6,274	371,233
Centene Corp. *	1,589	99,011
Cintas Corp.	121	46,060
Coca-Cola Co.	7,201	377,836
Constellation Brands, Inc. Class A	682	143,691
CVS Health Corp.	967	82,060
Danaher Corp.	456	138,825
DexCom, Inc. *	112	61,248
Eli Lilly & Co.	1,670	385,854
Estee Lauder Cos., Inc. Class A	461	138,268
FleetCor Technologies, Inc. *	528	137,951
Illumina, Inc. *	217	88,017
Intuitive Surgical, Inc. *	81	80,526
Johnson & Johnson	3,335	538,602
Kimberly-Clark Corp.	1,051	139,194
Medtronic PLC	2,948	369,532
Merck & Co., Inc.	2,930	220,072
Moderna, Inc. *	178	68,505
Mondelez International, Inc. Class A	3,636	211,542
PayPal Holdings, Inc. *	613	159,509
Pfizer, Inc.	1,199	51,569
Philip Morris International, Inc.	2,560	242,662
Procter & Gamble Co.	3,588	501,602
Regeneron Pharmaceuticals, Inc. *	296	179,133
S&P Global, Inc.	928	394,298
Thermo Fisher Scientific, Inc.	846	483,345
UnitedHealth Group, Inc.	1,407	549,771
Vertex Pharmaceuticals, Inc. *	850	154,182
Zimmer Biomet Holdings, Inc.	1,438	210,466

		8,407,751

Energy - 2.7%
Cabot Oil & Gas Corp.	556	12,099
Cheniere Energy, Inc. *	562	54,891
Chevron Corp.	2,243	227,552
ConocoPhillips	2,682	181,759
Diamondback Energy, Inc.	1,821	172,394
EOG Resources, Inc.	1,538	123,455
Phillips 66	966	67,649
Pioneer Natural Resources Co.	1,205	200,645
Williams Cos., Inc.	6,329	164,174

		1,204,618

Financial - 15.3%
American International Group, Inc.	1,918	105,279
Bank of America Corp.	5,616	238,399
Berkshire Hathaway, Inc. Class B *	2,310	630,491
Camden Property Trust REIT	833	122,843
Capital One Financial Corp.	995	161,160
Chubb Ltd.	1,167	202,451
Citigroup, Inc.	4,469	313,634
Comerica, Inc.	606	48,783
Equinix, Inc. REIT	180	142,223
Equity LifeStyle Properties, Inc. REIT	1,113	86,925
Fifth Third Bancorp	3,265	138,567
Goldman Sachs Group, Inc.	582	220,013
Hartford Financial Services Group, Inc.	2,100	147,525
Host Hotels & Resorts, Inc. REIT *	2,286	37,330
Intercontinental Exchange, Inc.	1,098	126,072
Kimco Realty Corp. REIT	3,077	63,848
Mastercard, Inc. Class A	1,668	579,930
Morgan Stanley	2,364	230,041
Progressive Corp.	2,509	226,789
Prologis, Inc. REIT	2,162	271,180
Prudential Financial, Inc.	898	94,470
Regions Financial Corp.	6,324	134,764

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SBA Communications Corp. REIT	231	$76,362
State Street Corp.	2,980	252,466
Sun Communities, Inc. REIT	599	110,875
SVB Financial Group *	116	75,038
T Rowe Price Group, Inc.	1,165	229,155
Travelers Cos., Inc.	291	44,235
Truist Financial Corp.	2,944	172,666
UDR, Inc. REIT	344	18,225
US Bancorp	4,138	245,963
Ventas, Inc. REIT	2,373	131,013
Visa, Inc. Class A	2,451	545,960
Voya Financial, Inc.	433	26,582
Wells Fargo & Co.	10,487	486,702

		6,737,959

Industrial - 7.4%
Amphenol Corp. Class A	679	49,723
Crown Holdings, Inc.	462	46,560
Deere & Co.	1,117	374,273
Eaton Corp. PLC	1,962	292,946
FedEx Corp.	928	203,501
Honeywell International, Inc.	637	135,222
Ingersoll Rand, Inc. *	1,317	66,390
Johnson Controls International PLC	2,369	161,282
Masco Corp.	1,464	81,325
Norfolk Southern Corp.	889	212,693
Northrop Grumman Corp.	417	150,183
Otis Worldwide Corp.	491	40,400
Parker-Hannifin Corp.	597	166,933
Raytheon Technologies Corp.	2,614	224,699
Stanley Black & Decker, Inc.	1,401	245,609
Trane Technologies PLC	1,593	275,032
Union Pacific Corp.	692	135,639
United Parcel Service, Inc. Class B	1,711	311,573
Waters Corp. *	82	29,299
Westrock Co.	1,243	61,939

		3,265,221

Technology - 23.0%
Accenture PLC Class A	1,732	554,101
Advanced Micro Devices, Inc. *	2,732	281,123
Analog Devices, Inc.	1,786	299,119
Apple, Inc.	18,719	2,648,738
Applied Materials, Inc.	2,320	298,654
Fiserv, Inc. *	499	54,141
Fortinet, Inc. *	164	47,895
Intel Corp.	1,224	65,215
Intuit, Inc.	876	472,611
Lam Research Corp.	570	324,415
Leidos Holdings, Inc.	1,363	131,025
Microchip Technology, Inc.	560	85,954
Micron Technology, Inc.	524	37,194
Microsoft Corp.	10,255	2,891,090
NVIDIA Corp.	2,730	565,547
NXP Semiconductors NV (China)	1,055	206,643
Oracle Corp.	1,940	169,032
QUALCOMM, Inc.	418	53,914
salesforce.com, Inc. *	786	213,179
Seagate Technology Holdings PLC	2,047	168,918
Texas Instruments, Inc.	2,287	439,584
Workday, Inc. Class A *	354	88,461
ZoomInfo Technologies, Inc. Class A *	1,029	62,965

		10,159,518

Utilities - 2.3%
CenterPoint Energy, Inc.	4,809	118,301
DTE Energy Co.	265	29,603
Entergy Corp.	1,703	169,125
Evergy, Inc.	2,088	129,874

	Shares	Value
NextEra Energy, Inc.	4,181	$328,292
Sempra Energy	669	84,629
Xcel Energy, Inc.	2,712	169,500

		1,029,324

Total Common Stocks (Cost $42,506,280)		42,524,739

	Principal Amount
SHORT-TERM INVESTMENT - 3.0%
Repurchase Agreement - 3.0%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,303,887; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $1,330,007)	$1,303,887	1,303,887

Total Short-Term Investment (Cost $1,303,887)		1,303,887

TOTAL INVESTMENTS - 99.2% (Cost $43,810,167)		43,828,626

DERIVATIVES - (0.1%)		(35,619)

OTHER ASSETS & LIABILITIES, NET - 0.9%		370,025

NET ASSETS - 100.0%		$44,163,032

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HEDGED EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/21	6	$1,313,112	$1,289,325	($23,787)

(b)	Purchased options outstanding as of September 30, 2021 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - S&P 500 Index	$4,080.00	12/31/21	CBOE	102	$41,616,000	$1,049,682	$1,049,376

Total Purchased Options						$1,049,682	$1,049,376

(c)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Options on Indices
Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - S&P 500 Index	$4,450.00	12/31/21	CBOE	102	$45,390,000	$800,700	($801,006)

Put - S&P 500 Index	3,440.00	12/31/21	CBOE	102	35,088,000	259,896	(260,202)

Total Written Options						$1,060,596	($1,061,208)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$42,524,739	$42,524,739	$-	$-
	Short-Term Investment	1,303,887	-	1,303,887	-
	Derivatives:
	Equity Contracts
	Purchased options	1,049,376	-	1,049,376	-

	Total Assets	44,878,002	42,524,739	2,353,263	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(23,787)	(23,787)	-	-
	Written options	(1,061,208)	-	(1,061,208)	-

	Total Equity Contracts	(1,084,995)	(23,787)	(1,061,208)	-

	Total Liabilities	(1,084,995)	(23,787)	(1,061,208)	-

	Total	$43,793,007	$42,500,952	$1,292,055	$ -

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 1.7%
Freeport-McMoRan, Inc.	195,953	$6,374,351
Sherwin-Williams Co.	51,751	14,476,307

		20,850,658

Communications - 33.0%
Alphabet, Inc. Class A *	21,738	58,116,978
Amazon.com, Inc. *	30,532	100,298,841
Etsy, Inc. *	92,335	19,201,987
Facebook, Inc. Class A *	149,530	50,748,987
Match Group, Inc. *	111,650	17,527,933
MercadoLibre, Inc. * (Argentina)	16,127	27,083,684
Netflix, Inc. *	49,441	30,175,820
Sea Ltd. ADR * (Taiwan)	78,489	25,016,799
Shopify, Inc. Class A * (Canada)	9,943	13,480,520
Snap, Inc. Class A *	403,743	29,824,495
T-Mobile US, Inc. *	63,368	8,095,896
Uber Technologies, Inc. *	154,588	6,925,542
Wix.com Ltd. * (Israel)	55,142	10,806,178

		397,303,660

Consumer, Cyclical - 5.4%
Domino’s Pizza, Inc.	15,574	7,428,175
LVMH Moet Hennessy Louis Vuitton SE (France)	26,189	18,758,228
NIKE, Inc. Class B	200,493	29,117,598
Olaplex Holdings, Inc. *	390,540	9,568,230

		64,872,231

Consumer, Non-Cyclical - 15.1%
AstraZeneca PLC ADR (United Kingdom)	105,506	6,336,690
CoStar Group, Inc. *	122,905	10,577,204
Danaher Corp.	68,847	20,959,781
Eli Lilly & Co.	25,549	5,903,096
Intuitive Surgical, Inc. *	9,851	9,793,372
Lonza Group AG (Switzerland)	16,147	12,112,016
PayPal Holdings, Inc. *	74,645	19,423,376
S&P Global, Inc.	84,715	35,994,556
Thermo Fisher Scientific, Inc.	14,938	8,534,528
TransUnion	140,820	15,815,494
UnitedHealth Group, Inc.	45,802	17,896,674
Zoetis, Inc.	98,959	19,211,900

		182,558,687

Financial - 7.9%
Mastercard, Inc. Class A	114,728	39,888,631
Morgan Stanley	89,422	8,701,655
Visa, Inc. Class A	207,765	46,279,654

		94,869,940

Industrial - 3.5%
Ball Corp.	147,378	13,259,599
Fortive Corp.	124,706	8,800,502
TransDigm Group, Inc. *	21,271	13,285,229
Union Pacific Corp.	34,030	6,670,220

		42,015,550

Technology - 33.2%
Adobe, Inc. *	58,002	33,392,912
Analog Devices, Inc.	135,893	22,759,360
Apple, Inc.	263,670	37,309,305
ASML Holding NV (Netherlands)	52,728	39,288,160
Autodesk, Inc. *	6,390	1,822,236

	Shares	Value
Crowdstrike Holdings, Inc. Class A *	26,680	$6,557,410
Intuit, Inc.	70,737	38,163,319
Marvell Technology, Inc.	432,517	26,085,100
Microsoft Corp.	356,411	100,479,389
NVIDIA Corp.	120,161	24,892,553
Roper Technologies, Inc.	39,793	17,752,851
ServiceNow, Inc. *	61,293	38,140,795
Twilio, Inc. Class A *	40,004	12,763,276

		399,406,666

Total Common Stocks (Cost $732,737,435)		1,201,877,392

	Principal Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,854,624; collateralized by U.S. Treasury Notes: 1.25% due 09/30/28 and value $1,891,795)	$1,854,624	1,854,624

Total Short-Term Investment (Cost $1,854,624)		1,854,624

TOTAL INVESTMENTS - 100.0% (Cost $734,592,059)		1,203,732,016

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(37,225)

NET ASSETS - 100.0%		$1,203,694,791

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$20,850,658	$20,850,658	$-	$-
	Communications	397,303,660	397,303,660	-	-
	Consumer, Cyclical	64,872,231	46,114,003	18,758,228	-
	Consumer, Non-Cyclical	182,558,687	170,446,671	12,112,016	-
	Financial	94,869,940	94,869,940	-	-
	Industrial	42,015,550	42,015,550	-	-
	Technology	399,406,666	399,406,666	-	-

	Total Common Stocks	1,201,877,392	1,171,007,148	30,870,244	-

	Short-Term Investment	1,854,624	-	1,854,624	-

	Total	$1,203,732,016	$1,171,007,148	$32,724,868	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 3.2%

Air Products & Chemicals, Inc.	99,300	$25,431,723
PPG Industries, Inc.	111,718	15,976,791

		41,408,514

Communications - 18.8%

Alphabet, Inc. Class A *	8,650	23,125,948
Booking Holdings, Inc. *	13,752	32,645,460
Charter Communications, Inc. Class A *	38,101	27,720,764
Cisco Systems, Inc.	605,410	32,952,466
Comcast Corp. Class A	684,791	38,300,361
DISH Network Corp. Class A *	886,041	38,507,342
Motorola Solutions, Inc.	132,445	30,769,622
T-Mobile US, Inc. *	143,758	18,366,522

		242,388,485

Consumer, Cyclical - 3.2%

Home Depot, Inc.	69,531	22,824,246
TJX Cos., Inc.	284,284	18,757,058

		41,581,304

Consumer, Non-Cyclical - 8.7%

Amgen, Inc.	63,948	13,598,542
Anthem, Inc.	59,208	22,072,742
Johnson & Johnson	145,399	23,481,938
Merck & Co., Inc.	147,536	11,081,429
PepsiCo, Inc.	84,570	12,720,174
UnitedHealth Group, Inc.	74,317	29,038,625

		111,993,450

Energy - 5.7%

Chevron Corp.	217,030	22,017,694
ConocoPhillips	526,460	35,678,194
Enterprise Products Partners LP	757,439	16,390,980

		74,086,868

Financial - 27.2%

American Express Co.	301,004	50,427,200
American Tower Corp. REIT	97,953	25,997,706
Bank of America Corp.	1,417,733	60,182,766
Bank of New York Mellon Corp.	338,499	17,547,788
Berkshire Hathaway, Inc. Class B *	71,289	19,457,620
Capital One Financial Corp.	156,350	25,324,010
Charles Schwab Corp.	397,634	28,963,661
JPMorgan Chase & Co.	360,545	59,017,611
Marsh & McLennan Cos., Inc.	120,610	18,263,972
Progressive Corp.	160,316	14,490,963
Travelers Cos., Inc.	103,909	15,795,207
US Bancorp	261,494	15,543,203

		351,011,707

Industrial - 21.7%

Deere & Co.	121,832	40,822,248
Honeywell International, Inc.	122,239	25,948,895
Illinois Tool Works, Inc.	99,011	20,458,643
Martin Marietta Materials, Inc.	44,989	15,371,842
Northrop Grumman Corp.	62,799	22,617,060
Otis Worldwide Corp.	189,707	15,609,092
Raytheon Technologies Corp.	479,434	41,212,147
TE Connectivity Ltd.	334,669	45,923,280
United Parcel Service, Inc. Class B	135,714	24,713,519

	Shares	Value
Vertiv Holdings Co.	1,146,935	$27,629,664

		280,306,390

Technology - 5.4%

Apple, Inc.	39,592	5,602,268
Microsoft Corp.	48,081	13,554,996
NXP Semiconductors NV (China)	78,030	15,283,736
Oracle Corp.	187,576	16,343,497
QUALCOMM, Inc.	143,130	18,460,907

		69,245,404

Utilities - 4.9%

Edison International	345,418	19,160,336
Sempra Energy	347,940	44,014,410

		63,174,746

Total Common Stocks (Cost $847,083,359)		1,275,196,868

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $14,016,113; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $14,296,505)	$14,016,113	14,016,113

Total Short-Term Investment (Cost $14,016,113)		14,016,113

TOTAL INVESTMENTS - 99.9% (Cost $861,099,472)		1,289,212,981

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,684,105

NET ASSETS - 100.0%		$1,290,897,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,275,196,868	$1,275,196,868	$-	$-
	Short-Term Investment	14,016,113	-	14,016,113	-

	Total	$1,289,212,981	$1,275,196,868	$14,016,113	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 0.7%
Valvoline, Inc.	240,344	$7,493,926

Communications - 18.0%
Airbnb, Inc. Class A *	85,417	14,328,702
Amazon.com, Inc. *	18,475	60,691,114
Comcast Corp. Class A	323,853	18,113,098
Facebook, Inc. Class A *	119,762	40,646,025
Motorola Solutions, Inc.	68,427	15,896,961
Netflix, Inc. *	27,162	16,578,055
Snap, Inc. Class A *	72,451	5,351,955
Verizon Communications, Inc.	338,916	18,304,853

		189,910,763

Consumer, Cyclical - 7.8%
CarMax, Inc. *	83,768	10,718,953
DR Horton, Inc.	102,309	8,590,887
General Motors Co. *	249,780	13,165,904
Home Depot, Inc.	57,232	18,786,976
O’Reilly Automotive, Inc. *	15,642	9,558,201
Southwest Airlines Co. *	89,979	4,627,620
Target Corp.	59,763	13,671,981
Warner Music Group Corp. Class A	81,470	3,482,028

		82,602,550

Consumer, Non-Cyclical - 20.1%
AstraZeneca PLC ADR (United Kingdom)	294,821	17,706,949
Avantor, Inc. *	204,101	8,347,731
Bayer AG (Germany)	60,081	3,260,925
Constellation Brands, Inc. Class A	69,092	14,556,993
Cooper Cos., Inc.	26,502	10,953,542
CVS Health Corp.	241,673	20,508,371
Eli Lilly & Co.	63,452	14,660,585
HCA Healthcare, Inc.	111,833	27,144,106
Mondelez International, Inc. Class A	199,409	11,601,616
Philip Morris International, Inc.	21,440	2,032,298
Procter & Gamble Co.	156,982	21,946,083
Seagen, Inc. *	57,678	9,793,724
Sysco Corp.	132,156	10,374,246
Tenet Healthcare Corp. *	74,582	4,955,228
TransUnion	46,294	5,199,279
UnitedHealth Group, Inc.	74,045	28,932,343

		211,974,019

Energy - 2.2%
Exxon Mobil Corp.	121,117	7,124,102
Magellan Midstream Partners LP	134,223	6,117,884
Valero Energy Corp.	147,577	10,414,509

		23,656,495

Financial - 15.0%
Allstate Corp.	84,756	10,790,286
CIT Group, Inc.	121,105	6,291,405
Equitable Holdings, Inc.	686,611	20,351,150
First Citizens BancShares, Inc. Class A	4,991	4,208,261
Intercontinental Exchange, Inc.	153,004	17,567,919
JPMorgan Chase & Co.	249,793	40,888,616
Mastercard, Inc. Class A	33,461	11,633,721
Prologis, Inc. REIT	206,176	25,860,656
Rocket Cos., Inc. Class A	413,996	6,640,496
Signature Bank	21,643	5,892,956

	Shares	Value
SVB Financial Group *	11,906	$7,701,753

		157,827,219

Industrial - 11.2%
Caterpillar, Inc.	74,919	14,382,200
Hubbell, Inc.	28,773	5,198,418
Otis Worldwide Corp.	191,899	15,789,450
Raytheon Technologies Corp.	224,954	19,337,046
Rockwell Automation, Inc.	24,037	7,067,840
Union Pacific Corp.	43,578	8,541,724
United Parcel Service, Inc. Class B	150,332	27,375,457
Vulcan Materials Co.	71,065	12,021,355
Waste Connections, Inc.	62,474	7,867,351

		117,580,841

Technology - 23.4%
Accenture PLC Class A	47,175	15,092,226
Advanced Micro Devices, Inc. *	111,309	11,453,696
Amdocs Ltd.	54,540	4,129,223
Apple, Inc.	135,152	19,124,008
Applied Materials, Inc.	148,614	19,131,080
Fiserv, Inc. *	154,312	16,742,852
Manhattan Associates, Inc. *	18,872	2,887,982
Microsoft Corp.	230,678	65,032,742
QUALCOMM, Inc.	185,913	23,979,059
salesforce.com, Inc. *	113,784	30,860,497
ServiceNow, Inc. *	10,355	6,443,606
Snowflake, Inc. Class A *	19,026	5,754,033
VMware, Inc. Class A *	67,614	10,054,202
Workday, Inc. Class A *	45,018	11,249,548
Zynga, Inc. Class A *	594,870	4,479,371

		246,414,125

Utilities - 1.4%
FirstEnergy Corp.	420,575	14,980,881

Total Common Stocks (Cost $778,307,227)		1,052,440,819

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $3,461,363; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $3,530,602)	$3,461,363	3,461,363

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Value

Total Short-Term Investment (Cost $3,461,363)	$3,461,363

TOTAL INVESTMENTS - 100.1% (Cost $781,768,590)	1,055,902,182

OTHER ASSETS & LIABILITIES, NET - (0.1%)	(759,973)

NET ASSETS - 100.0%	$1,055,142,209

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$7,493,926	$7,493,926	$-	$-
	Communications	189,910,763	189,910,763	-	-
	Consumer, Cyclical	82,602,550	82,602,550	-	-
	Consumer, Non-Cyclical	211,974,019	208,713,094	3,260,925	-
	Energy	23,656,495	23,656,495	-	-
	Financial	157,827,219	157,827,219	-	-
	Industrial	117,580,841	117,580,841	-	-
	Technology	246,414,125	246,414,125	-	-
	Utilities	14,980,881	14,980,881	-	-

	Total Common Stocks	1,052,440,819	1,049,179,894	3,260,925	-

	Short-Term Investment	3,461,363	-	3,461,363	-

	Total	$1,055,902,182	$1,049,179,894	$6,722,288	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Basic Materials - 3.2%
Alcoa Corp. *	39,467	$1,931,515
CF Industries Holdings, Inc.	47,057	2,626,722
Eastman Chemical Co.	2,512	253,059
Freeport-McMoRan, Inc.	27,092	881,303
Hecla Mining Co.	703,106	3,867,083
Huntsman Corp.	110,165	3,259,782
Kirkland Lake Gold Ltd. (Canada)	120,117	4,995,666
Mosaic Co.	145,594	5,200,618
Westlake Chemical Corp.	26,483	2,413,660

		25,429,408

Communications - 4.5%
Arista Networks, Inc. *	16,136	5,544,975
Chewy, Inc. Class A *	15,206	1,035,681
Discovery, Inc. Class A *	30,151	765,232
eBay, Inc.	17,517	1,220,409
Etsy, Inc. *	21,101	4,388,164
Expedia Group, Inc. *	9,885	1,620,152
IAC/InterActiveCorp *	7,899	1,029,161
Match Group, Inc. *	16,892	2,651,875
Pinterest, Inc. Class A *	14,941	761,244
Roku, Inc. *	8,541	2,676,322
Spotify Technology SA *	21,498	4,844,359
Trade Desk, Inc. Class A *	35,943	2,526,793
Twitter, Inc. *	78,340	4,730,953
Vimeo, Inc. *	55,200	1,621,224

		35,416,544

Consumer, Cyclical - 13.8%
Alaska Air Group, Inc. *	31,409	1,840,567
American Eagle Outfitters, Inc.	120,645	3,112,641
Aptiv PLC *	23,988	3,573,492
Best Buy Co., Inc.	41,868	4,425,866
Brunswick Corp.	23,034	2,194,449
Burlington Stores, Inc. *	2,940	833,696
Casey’s General Stores, Inc.	35,419	6,674,711
Chipotle Mexican Grill, Inc. *	2,806	5,099,961
Copart, Inc. *	14,505	2,012,134
Darden Restaurants, Inc.	22,885	3,466,391
Dollar General Corp.	25,327	5,372,870
DR Horton, Inc.	67,598	5,676,204
Floor & Decor Holdings, Inc. Class A *	28,926	3,493,972
IAA, Inc. *	38,457	2,098,598
JetBlue Airways Corp. *	36,397	556,510
Lear Corp.	28,787	4,504,590
Live Nation Entertainment, Inc. *	51,121	4,658,657
LKQ Corp. *	68,932	3,468,658
Lululemon Athletica, Inc. *	4,737	1,917,064
O’Reilly Automotive, Inc. *	4,785	2,923,922
Ollie’s Bargain Outlet Holdings, Inc. *	10,905	657,353
Polaris, Inc.	32,443	3,882,129
Royal Caribbean Cruises Ltd. *	87,390	7,773,341
Scotts Miracle-Gro Co.	4,744	694,332
Southwest Airlines Co. *	138,124	7,103,717
Texas Roadhouse, Inc.	51,089	4,665,958
Thor Industries, Inc.	27,109	3,327,901
Tractor Supply Co.	17,388	3,522,983
Ulta Beauty, Inc. *	10,877	3,925,727
Vail Resorts, Inc. *	1,534	512,433
WW Grainger, Inc.	11,172	4,391,266
YETI Holdings, Inc. *	20,090	1,721,512

		110,083,605

	Shares	Value
Consumer, Non-Cyclical - 21.0%
ABIOMED, Inc. *	15,867	$5,165,026
Align Technology, Inc. *	5,908	3,931,360
AMERCO	5,684	3,672,035
AmerisourceBergen Corp.	68,942	8,235,122
BioMarin Pharmaceutical, Inc. *	60,350	4,664,452
Booz Allen Hamilton Holding Corp.	34,592	2,744,875
CareDx, Inc. *	8,648	548,024
CoStar Group, Inc. *	36,563	3,146,612
Darling Ingredients, Inc. *	199,475	14,342,252
DexCom, Inc. *	5,685	3,108,899
Edwards Lifesciences Corp. *	15,995	1,810,794
Euronet Worldwide, Inc. *	9,118	1,160,539
Exelixis, Inc. *	180,250	3,810,485
Gartner, Inc. *	21,362	6,491,485
Hain Celestial Group, Inc. *	229,423	9,814,716
Henry Schein, Inc. *	71,651	5,456,940
Horizon Therapeutics PLC *	174,162	19,077,705
IDEXX Laboratories, Inc. *	4,390	2,730,141
Insulet Corp. *	16,841	4,786,717
Kroger Co.	70,367	2,844,938
Lamb Weston Holdings, Inc.	30,518	1,872,890
MarketAxess Holdings, Inc.	3,943	1,658,781
Masimo Corp. *	9,764	2,643,212
Molina Healthcare, Inc. *	25,642	6,956,931
Monster Beverage Corp. *	12,806	1,137,557
Neurocrine Biosciences, Inc. *	37,263	3,573,894
Novocure Ltd. *	4,201	488,030
NuVasive, Inc. *	78,478	4,696,908
Omnicell, Inc. *	12,690	1,883,577
Quanta Services, Inc.	103,329	11,760,907
Robert Half International, Inc.	50,025	5,019,008
Teleflex, Inc.	9,289	3,497,773
United Rentals, Inc. *	23,391	8,208,604
Vertex Pharmaceuticals, Inc. *	35,230	6,390,370

		167,331,559

Energy - 8.5%
Baker Hughes Co.	486,043	12,019,843
Devon Energy Corp.	451,561	16,034,931
Enphase Energy, Inc. *	45,669	6,848,980
EOG Resources, Inc.	124,150	9,965,521
EQT Corp. *	150,577	3,080,806
Hess Corp.	39,584	3,091,906
Marathon Petroleum Corp.	11,921	736,837
Pioneer Natural Resources Co.	72,934	12,144,240
SolarEdge Technologies, Inc. *	14,476	3,839,325

		67,762,389

Financial - 18.4%
Agree Realty Corp. REIT	53,501	3,543,371
Ally Financial, Inc.	183,325	9,358,741
Americold Realty Trust REIT	125,018	3,631,773
Arch Capital Group Ltd. *	195,926	7,480,455
Brown & Brown, Inc.	99,495	5,516,998
Citizens Financial Group, Inc.	54,244	2,548,383
Discover Financial Services	62,522	7,680,828
EastGroup Properties, Inc. REIT	32,491	5,413,975
Evercore, Inc. Class A	62,244	8,320,155
Everest Re Group Ltd.	20,583	5,161,805
eXp World Holdings, Inc.	106,604	4,239,641
Hartford Financial Services Group, Inc.	52,608	3,695,712
Healthcare Realty Trust, Inc. REIT	241,956	7,205,450
Host Hotels & Resorts, Inc. REIT *	153,808	2,511,685
Lincoln National Corp.	90,539	6,224,556
Mid-America Apartment Communities, Inc. REIT	53,452	9,982,161
Signature Bank	39,025	10,625,727
STAG Industrial, Inc. REIT	448,762	17,613,908

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SVB Financial Group *	12,835	$8,302,705
Synovus Financial Corp.	90,727	3,982,008
Upstart Holdings, Inc. *	4,984	1,577,137
Voya Financial, Inc.	63,230	3,881,690
White Mountains Insurance Group Ltd.	7,691	8,226,370

		146,725,234

Industrial - 11.6%
AGCO Corp.	32,931	4,035,035
BWX Technologies, Inc.	69,462	3,741,223
Carlisle Cos., Inc.	1,588	315,679
Carrier Global Corp.	108,980	5,640,805
Chart Industries, Inc. *	34,643	6,620,624
Eagle Materials, Inc.	36,591	4,799,276
Eaton Corp. PLC	9,656	1,441,737
Garmin Ltd.	31,408	4,882,688
Generac Holdings, Inc. *	23,265	9,507,708
Hexcel Corp. *	20,985	1,246,299
Huntington Ingalls Industries, Inc.	16,881	3,259,046
Knight-Swift Transportation Holdings, Inc.	73,749	3,772,261
L3Harris Technologies, Inc.	20,905	4,604,117
Martin Marietta Materials, Inc.	14,677	5,014,837
Owens Corning	45,140	3,859,470
Parker-Hannifin Corp.	13,631	3,811,500
Pentair PLC	72,203	5,244,104
Textron, Inc.	75,620	5,279,032
Timken Co.	50,079	3,276,168
Universal Display Corp.	18,379	3,142,074
Vulcan Materials Co.	28,986	4,903,272
Xylem, Inc.	34,712	4,293,180

		92,690,135

Technology - 14.2%
C3.ai, Inc. Class A *	56,604	2,623,029
Cadence Design Systems, Inc. *	5,890	891,982
Crowdstrike Holdings, Inc. Class A *	24,364	5,988,184
DocuSign, Inc. *	23,296	5,997,089
DXC Technology Co. *	193,493	6,503,300
KLA Corp.	29,897	10,000,845
Lumentum Holdings, Inc. *	47,973	4,007,664
Monolithic Power Systems, Inc.	6,951	3,369,011
MSCI, Inc.	1,434	872,360
NXP Semiconductors NV (China)	9,272	1,816,107
ON Semiconductor Corp. *	85,797	3,926,929
Paycom Software, Inc. *	4,344	2,153,538
Pure Storage, Inc. Class A *	178,840	4,499,614
Skyworks Solutions, Inc.	44,166	7,277,673
Splunk, Inc. *	44,819	6,485,757
Teradata Corp. *	219,919	12,612,355
Teradyne, Inc.	64,401	7,030,657
Twilio, Inc. Class A *	22,884	7,301,140
Veeva Systems, Inc. Class A *	9,446	2,722,054
Workday, Inc. Class A *	6,831	1,706,999
Zebra Technologies Corp. Class A *	12,219	6,297,917
Zscaler, Inc. *	17,603	4,615,859
Zynga, Inc. Class A *	597,829	4,501,652

		113,201,715

Utilities - 4.6%
CenterPoint Energy, Inc.	470,159	11,565,911
CMS Energy Corp.	83,678	4,998,087
Evergy, Inc.	169,269	10,528,532
WEC Energy Group, Inc.	106,203	9,367,105

		36,459,635

Total Common Stocks (Cost $680,532,523)		795,100,224

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,672,776; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $1,706,257)	$1,672,776	$1,672,776

Total Short-Term Investment (Cost $1,672,776)		1,672,776

TOTAL INVESTMENTS - 100.0% (Cost $682,205,299)		796,773,000

OTHER ASSETS & LIABILITIES, NET - 0.0%		160,487

NET ASSETS - 100.0%		$796,933,487

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$795,100,224	$795,100,224	$-	$-
	Short-Term Investment	1,672,776	-	1,672,776	-

	Total	$796,773,000	$795,100,224	$1,672,776	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Basic Materials - 1.1%
RPM International, Inc.	180,194	$13,992,064

Communications - 4.9%
Arista Networks, Inc. *	76,295	26,218,014
Pinterest, Inc. Class A *	241,587	12,308,858
Q2 Holdings, Inc. *	69,437	5,564,681
Twitter, Inc. *	282,376	17,052,686

		61,144,239

Consumer, Cyclical - 15.5%
BorgWarner, Inc.	494,825	21,381,388
Canada Goose Holdings, Inc. * (Canada)	339,437	12,107,718
Chipotle Mexican Grill, Inc. *	20,101	36,533,969
Fastenal Co.	447,742	23,107,965
Levi Strauss & Co. Class A	408,421	10,010,399
Lululemon Athletica, Inc. *	40,512	16,395,206
National Vision Holdings, Inc. *	316,627	17,974,915
On Holding AG Class A * (Switzerland)	40,946	1,233,703
Scotts Miracle-Gro Co.	85,636	12,533,685
Ulta Beauty, Inc. *	71,462	25,792,065
Vail Resorts, Inc. *	46,319	15,472,862

		192,543,875

Consumer, Non-Cyclical - 28.7%
10X Genomics, Inc. Class A *	61,249	8,916,629
ABIOMED, Inc. *	57,481	18,711,215
Bio-Techne Corp.	36,649	17,759,006
CoStar Group, Inc. *	474,641	40,847,604
DexCom, Inc. *	85,407	46,705,672
Edwards Lifesciences Corp. *	159,523	18,059,599
Envista Holdings Corp. *	394,470	16,492,791
Genmab AS ADR * (Denmark)	429,841	18,784,052
Hershey Co.	90,841	15,374,839
Horizon Therapeutics PLC *	178,357	19,537,226
Intuitive Surgical, Inc. *	17,609	17,505,987
MarketAxess Holdings, Inc.	77,492	32,600,110
Masimo Corp. *	56,461	15,284,557
Repligen Corp. *	47,797	13,812,855
Seagen, Inc. *	125,125	21,246,225
TransUnion	217,102	24,382,726
Zimmer Biomet Holdings, Inc.	82,076	12,012,643

		358,033,736

Financial - 4.8%
First Republic Bank	127,809	24,651,800
Pinnacle Financial Partners, Inc.	103,714	9,757,413
SVB Financial Group *	38,397	24,838,252

		59,247,465

Industrial - 16.7%
Agilent Technologies, Inc.	99,012	15,597,360
AO Smith Corp.	272,580	16,646,461
CAE, Inc. * (Canada)	216,908	6,479,042
HEICO Corp. Class A	151,383	17,928,289
IDEX Corp.	82,591	17,092,207
II-VI, Inc. *	360,033	21,371,559
Keysight Technologies, Inc. *	148,441	24,387,372
Middleby Corp. *	133,346	22,736,826
Novanta, Inc. *	70,820	10,941,690
Trex Co., Inc. *	228,259	23,266,440
Trimble, Inc. *	217,386	17,879,999

	Shares	Value
Universal Display Corp.	83,551	$14,283,879

		208,611,124

Technology - 27.8%
Brooks Automation, Inc.	152,823	15,641,434
Cerner Corp.	346,934	24,465,786
Clarivate PLC *	600,820	13,157,958
Crowdstrike Holdings, Inc. Class A *	90,539	22,252,675
DocuSign, Inc. *	142,198	36,606,031
Electronic Arts, Inc. ‡	194,868	27,719,973
Five9, Inc. *	118,919	18,996,121
Genpact Ltd.	92,852	4,411,399
Guidewire Software, Inc. *	173,808	20,660,557
Marvell Technology, Inc.	411,730	24,831,436
Microchip Technology, Inc.	157,925	24,239,908
Monolithic Power Systems, Inc.	75,235	36,464,900
Paycom Software, Inc. *	57,293	28,403,005
SkyWater Technology, Inc. *	113,066	3,075,395
Teradyne, Inc.	221,739	24,207,247
Tyler Technologies, Inc. *	47,445	21,760,649

		346,894,474

Total Common Stocks (Cost $830,477,182)		1,240,466,977

	Principal Amount
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $3,367,724; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $3,435,097)	$3,367,724	3,367,724

Total Short-Term Investment (Cost $3,367,724)		3,367,724

TOTAL INVESTMENTS - 99.8% (Cost $833,844,906)		1,243,834,701

DERIVATIVES - 0.3%		2,947,963

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(911,353)

NET ASSETS - 100.0%		$1,245,871,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Purchased options outstanding as of September 30, 2021 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Put - iShares Russell 2000	$218.00	10/15/21	OCC	877	$19,118,600	$274,301	$377,110
Put - Invesco QQQ Trust	355.00	10/15/21	OCC	2,334	82,857,000	1,245,264	1,365,390
Put - SPDR S&P MidCap 400 ETF Trust	480.00	10/15/21	OCC	1,796	86,208,000	994,611	1,580,480

Total Purchased Options						$2,514,176	$3,322,980

(b)	Premiums received and value of written options outstanding as of September 30, 2021 were as follows:

Options on Indices

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Put - iShares Russell 2000	$198.00	10/15/21	OCC	877	$17,364,600	$44,480	($49,989)
Put - Invesco QQQ Trust	324.00	10/15/21	OCC	2,334	75,621,600	232,157	(140,040)
Put - SPDR S&P MidCap 400 ETF Trust	440.00	10/15/21	OCC	1,796	79,024,000	155,295	(184,988)

Total Written Options						$431,932	($375,017)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,240,466,977	$1,240,466,977	$-	$-
	Short-Term Investment	3,367,724	-	3,367,724	-
	Derivatives:
	Equity Contracts
	Purchased Options	3,322,980	-	3,322,980	-

	Total Assets	1,247,157,681	1,240,466,977	6,690,704	-

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(375,017)	-	(375,017)	-

	Total Liabilities	(375,017)	-	(375,017)	-

	Total	$1,246,782,664	$1,240,466,977	$6,315,687	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Basic Materials - 3.3%
Axalta Coating Systems Ltd. *	115,916	$3,383,588
DuPont de Nemours, Inc.	96,284	6,546,349
FMC Corp.	82,790	7,580,252
Ingevity Corp. *	34,142	2,436,715
Mosaic Co.	94,250	3,366,610
PPG Industries, Inc.	26,914	3,848,971

		27,162,485

Communications - 2.7%
CommScope Holding Co., Inc. *	160,109	2,175,881
Expedia Group, Inc. *	28,232	4,627,225
Maxar Technologies, Inc.	88,461	2,505,216
NortonLifeLock, Inc.	214,404	5,424,421
TEGNA, Inc.	266,415	5,253,704
Yelp, Inc. *	75,048	2,794,787

		22,781,234

Consumer, Cyclical - 15.0%
Alaska Air Group, Inc. *	91,994	5,390,848
Allison Transmission Holdings, Inc.	51,500	1,818,980
AutoZone, Inc. *	8,316	14,120,485
Best Buy Co., Inc.	21,841	2,308,812
Callaway Golf Co. *	88,045	2,432,683
Carnival Corp. *	46,485	1,162,590
Darden Restaurants, Inc.	27,218	4,122,710
Foot Locker, Inc.	73,785	3,369,023
Gentex Corp.	123,641	4,077,680
Harley-Davidson, Inc.	195,093	7,142,355
Hasbro, Inc.	68,884	6,145,830
International Game Technology PLC *	83,824	2,206,248
Las Vegas Sands Corp. *	91,289	3,341,177
Lear Corp.	27,545	4,310,242
Live Nation Entertainment, Inc. *	45,694	4,164,094
LKQ Corp. *	91,883	4,623,553
Marriott International, Inc. Class A *	32,034	4,743,915
Mohawk Industries, Inc. *	35,847	6,359,258
Norwegian Cruise Line Holdings Ltd. *	42,205	1,127,296
Polaris, Inc.	47,344	5,665,183
Resideo Technologies, Inc. *	118,625	2,940,714
Ross Stores, Inc.	46,902	5,105,283
Royal Caribbean Cruises Ltd. *	13,744	1,222,529
Southwest Airlines Co. *	53,430	2,747,905
Tempur Sealy International, Inc.	73,237	3,398,929
Travel & Leisure Co.	57,698	3,146,272
Ulta Beauty, Inc. *	13,710	4,948,213
Whirlpool Corp.	35,246	7,185,250
Wyndham Hotels & Resorts, Inc.	72,643	5,607,313

		124,935,370

Consumer, Non-Cyclical - 14.9%
AmerisourceBergen Corp.	63,560	7,592,242
ASGN, Inc. *	60,227	6,814,083
Avantor, Inc. *	206,706	8,454,275
Avery Dennison Corp.	15,726	3,258,585
Boston Scientific Corp. *	72,899	3,163,088
Centene Corp. *	86,521	5,391,124
Cigna Corp.	14,553	2,912,929
Coca-Cola Europacific Partners PLC (United Kingdom)	121,298	6,706,566
Corteva, Inc.	142,579	5,999,724
EVERTEC, Inc.	116,227	5,313,898
Global Payments, Inc.	24,199	3,813,278
HCA Healthcare, Inc.	25,228	6,123,340

	Shares	Value
Humana, Inc.	18,334	$7,134,676
ICON PLC * (Ireland)	39,547	10,362,105
Jazz Pharmaceuticals PLC *	15,980	2,080,756
Laboratory Corp. of America Holdings *	11,373	3,200,817
Molina Healthcare, Inc. *	17,489	4,744,941
Nomad Foods Ltd. * (United Kingdom)	115,482	3,182,684
Robert Half International, Inc.	72,719	7,295,897
Universal Health Services, Inc. Class B	58,500	8,094,645
US Foods Holding Corp. *	148,038	5,130,997
Zimmer Biomet Holdings, Inc.	54,312	7,949,104

		124,719,754

Energy - 7.2%
ChampionX Corp. *	227,695	5,091,260
ConocoPhillips	142,438	9,653,023
Diamondback Energy, Inc.	68,517	6,486,504
Halliburton Co.	226,073	4,887,698
Helmerich & Payne, Inc.	122,836	3,366,935
HollyFrontier Corp.	125,813	4,168,185
Marathon Petroleum Corp.	120,811	7,467,328
Pioneer Natural Resources Co.	40,005	6,661,233
Schlumberger NV	308,132	9,133,032
Valero Energy Corp.	50,536	3,566,326

		60,481,524

Financial - 26.5%
Aflac, Inc.	62,760	3,271,679
Alleghany Corp. *	11,217	7,004,007
American Homes 4 Rent Class A REIT	127,959	4,877,797
American International Group, Inc.	130,137	7,143,220
Ameriprise Financial, Inc.	67,046	17,708,190
Aon PLC Class A	21,225	6,065,468
Capital One Financial Corp.	26,789	4,339,014
Cousins Properties, Inc. REIT	127,207	4,743,549
CyrusOne, Inc. REIT	53,836	4,167,445
Discover Financial Services	92,762	11,395,812
Duke Realty Corp. REIT	155,638	7,450,391
East West Bancorp, Inc.	142,432	11,044,177
Equity Residential REIT	96,145	7,780,053
Essent Group Ltd.	51,590	2,270,476
Essex Property Trust, Inc. REIT	18,435	5,894,407
Everest Re Group Ltd.	27,015	6,774,822
Fifth Third Bancorp	461,626	19,591,407
Globe Life, Inc.	48,009	4,274,241
Healthpeak Properties, Inc. REIT	128,474	4,301,310
Huntington Bancshares, Inc.	992,679	15,346,817
KeyCorp	618,329	13,368,273
Kilroy Realty Corp. REIT	63,302	4,191,225
Lamar Advertising Co. Class A REIT	36,064	4,091,461
Regency Centers Corp. REIT	109,199	7,352,369
RenaissanceRe Holdings Ltd. (Bermuda)	18,660	2,601,204
SLM Corp.	165,645	2,915,352
State Street Corp.	51,586	4,370,366
Synchrony Financial	83,661	4,089,350
Travelers Cos., Inc.	22,155	3,367,782
Truist Financial Corp.	186,588	10,943,386
Welltower, Inc. REIT	98,571	8,122,250

		220,857,300

Industrial - 18.4%
Advanced Drainage Systems, Inc.	16,616	1,797,353
Altra Industrial Motion Corp.	73,814	4,085,605
AMETEK, Inc.	84,592	10,490,254
BWX Technologies, Inc.	90,730	4,886,718
Crown Holdings, Inc.	48,234	4,861,023
Curtiss-Wright Corp.	31,567	3,983,124
Dover Corp.	83,902	13,046,761
Eaton Corp. PLC	80,351	11,997,208
Expeditors International of Washington, Inc.	32,893	3,918,543

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Flex Ltd. *	211,511	$3,739,514
General Dynamics Corp.	30,096	5,899,719
Hexcel Corp. *	95,031	5,643,891
Howmet Aerospace, Inc.	255,679	7,977,185
Huntington Ingalls Industries, Inc.	22,279	4,301,184
ITT, Inc.	71,881	6,170,265
L3Harris Technologies, Inc.	30,302	6,673,712
Masco Corp.	67,910	3,772,401
Norfolk Southern Corp.	17,522	4,192,138
Oshkosh Corp.	59,693	6,110,772
Owens Corning	41,433	3,542,522
Parker-Hannifin Corp.	27,920	7,806,990
Sensata Technologies Holding PLC *	53,557	2,930,639
TE Connectivity Ltd.	81,722	11,213,893
Textron, Inc.	148,195	10,345,493
Vertiv Holdings Co.	165,847	3,995,254

		153,382,161

Technology - 6.9%
Activision Blizzard, Inc.	48,125	3,724,394
Cognizant Technology Solutions Corp. Class A	46,282	3,434,587
KLA Corp.	10,082	3,372,530
Leidos Holdings, Inc.	57,288	5,507,095
NetApp, Inc.	65,657	5,893,372
NXP Semiconductors NV (China)	50,201	9,832,870
Qorvo, Inc. *	59,045	9,871,734
Science Applications International Corp.	44,387	3,797,752
SS&C Technologies Holdings, Inc.	60,778	4,217,993
Western Digital Corp. *	95,068	5,365,638
Xerox Holdings Corp.	126,771	2,556,971

		57,574,936

Utilities - 3.7%
American Electric Power Co., Inc.	38,810	3,150,596
CenterPoint Energy, Inc.	421,418	10,366,882
DTE Energy Co.	41,948	4,686,011
Edison International	103,338	5,732,159
Entergy Corp.	72,845	7,234,237

		31,169,885

Total Common Stocks (Cost $603,534,140)		823,064,649

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
State Street Bank & Trust Co. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $12,487,420; collateralized by Fannie Mae and Federal Home Loan Mortgage Corp: 3.500% - 4.000% due 07/01/47 - 10/01/47 and value $12,737,169)	$12,487,420	12,487,420

Value
Total Short-Term Investment (Cost $12,487,420)	$12,487,420

TOTAL INVESTMENTS - 100.1% (Cost $616,021,560)	835,552,069

OTHER ASSETS & LIABILITIES, NET - (0.1%)	(824,172)

NET ASSETS - 100.0%	$834,727,897

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$823,064,649	$823,064,649	$-	$-
	Short-Term Investment	12,487,420	-	12,487,420	-

	Total	$835,552,069	$823,064,649	$12,487,420	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	154	$462

Total Rights (Cost $0)		462

COMMON STOCKS - 98.6%
Basic Materials - 4.3%
AdvanSix, Inc. *	4,353	173,032
Allegheny Technologies, Inc. *	7,932	131,909
American Vanguard Corp.	3,449	51,907
Amyris, Inc. *	24,106	330,975
Arconic Corp. *	17,720	558,889
Ashland Global Holdings, Inc.	57,686	5,140,976
Cabot Corp.	2,775	139,083
Carpenter Technology Corp.	7,559	247,482
Century Aluminum Co. *	7,788	104,749
Clearwater Paper Corp. *	2,644	101,345
Coeur Mining, Inc. *	12,810	79,038
Commercial Metals Co.	19,237	585,959
Constellium SE *	19,903	373,778
Domtar Corp. *	8,048	438,938
Ecovyst, Inc.	8,193	95,530
Elementis PLC * (United Kingdom)	1,099,069	2,206,520
Energy Fuels, Inc. *	3,592	25,216
Ferro Corp. *	1,997	40,619
Gatos Silver, Inc. *	995	11,572
GCP Applied Technologies, Inc. *	7,945	174,154
Glatfelter Corp.	7,016	98,926
Hawkins, Inc.	1,090	38,019
HB Fuller Co.	6,811	439,718
Hecla Mining Co.	60,117	330,643
Innospec, Inc.	2,752	231,773
Intrepid Potash, Inc. *	1,673	51,696
Kaiser Aluminum Corp.	9,179	1,000,144
Koppers Holdings, Inc. *	3,184	99,532
Kraton Corp. *	5,042	230,117
Kronos Worldwide, Inc.	3,109	38,583
Minerals Technologies, Inc.	66,681	4,657,001
Neenah, Inc.	2,654	123,703
Oil-Dri Corp. of America	928	32,480
PolyMet Mining Corp. * (Canada)	2,617	7,982
Rayonier Advanced Materials, Inc. *	10,145	76,088
Rogers Corp. *	380	70,862
Schnitzer Steel Industries, Inc. Class A	3,832	167,880
Schweitzer-Mauduit International, Inc.	5,139	178,118
Sensient Technologies Corp.	3,324	302,750
Stepan Co.	3,150	355,761
Tronox Holdings PLC Class A	18,545	457,134
United States Lime & Minerals, Inc.	299	36,119
Valhi, Inc.	292	6,812
Verso Corp. Class A	4,379	90,864
Zymergen, Inc. *	2,394	31,529

		20,165,905

Communications - 1.6%
A10 Networks, Inc. *	1,592	21,460
ADTRAN, Inc.	7,186	134,809
Advantage Solutions, Inc. *	12,365	106,957
AMC Networks, Inc. Class A *	2,230	103,896
Anterix, Inc. *	1,269	77,028
ATN International, Inc.	1,833	85,876

	Shares	Value
Aviat Networks, Inc. *	1,084	$35,620
Boston Omaha Corp. Class A *	2,819	109,321
Bright Health Group, Inc. *	2,204	17,985
Calix, Inc. *	1,519	75,084
Cars.com, Inc. *	9,903	125,273
ChannelAdvisor Corp. *	1,360	34,313
Clear Channel Outdoor Holdings, Inc. *	54,216	146,925
comScore, Inc. *	11,373	44,355
Consolidated Communications Holdings, Inc. *	12,043	110,675
Couchbase, Inc. *	364	11,324
CuriosityStream, Inc. *	3,445	36,310
DZS, Inc. *	1,689	20,707
EchoStar Corp. Class A *	6,341	161,759
Entercom Communications Corp. *	19,993	73,574
Entravision Communications Corp. Class A	9,351	66,392
ePlus, Inc. *	2,090	214,455
EW Scripps Co. Class A	9,319	168,301
Fluent, Inc. *	8,465	19,216
Gannett Co., Inc. *	22,964	153,400
Globalstar, Inc. *	11,794	19,696
Gogo, Inc. *	8,862	153,313
Gray Television, Inc.	13,862	316,331
Groupon, Inc. *	315	7,185
Harmonic, Inc. *	11,737	102,699
HealthStream, Inc. *	4,147	118,521
Hemisphere Media Group, Inc. *	2,476	30,158
Houghton Mifflin Harcourt Co. *	1,390	18,668
IDT Corp. Class B *	884	37,084
iHeartMedia, Inc. Class A *	9,914	248,048
INNOVATE Corp. *	7,318	30,004
InterDigital, Inc.	2,987	202,578
Iridium Communications, Inc. *	4,658	185,621
KVH Industries, Inc. *	2,716	26,155
Lands’ End, Inc. *	2,318	54,566
Liberty Latin America Ltd. Class A * (Chile)	7,262	94,987
Liberty Latin America Ltd. Class C * (Chile)	24,231	317,911
Limelight Networks, Inc. *	20,045	47,707
Maxar Technologies, Inc.	11,481	325,142
MediaAlpha, Inc. Class A *	325	6,071
Meredith Corp. *	2,387	132,956
National CineMedia, Inc.	9,394	33,443
NeoPhotonics Corp. *	8,112	70,656
NETGEAR, Inc. *	4,775	152,370
Ooma, Inc. *	1,425	26,519
Plantronics, Inc. *	3,925	100,912
Preformed Line Products Co.	461	29,983
Revolve Group, Inc. *	2,173	134,226
Ribbon Communications, Inc. *	11,922	71,294
Scholastic Corp.	4,260	151,869
Shenandoah Telecommunications Co.	5,223	164,942
Sinclair Broadcast Group, Inc. Class A	6,268	198,570
Stagwell, Inc. *	8,863	67,979
Stamps.com, Inc. *	917	302,417
TEGNA, Inc.	35,514	700,336
Telephone & Data Systems, Inc.	16,195	315,803
Thryv Holdings, Inc. *	153	4,596
TrueCar, Inc. *	14,845	61,755
United States Cellular Corp. *	2,268	72,327
Value Line, Inc.	32	1,096
Viavi Solutions, Inc. *	3,606	56,758
VirnetX Holding Corp. *	10,078	39,506
WideOpenWest, Inc. *	3,086	60,640
Yelp, Inc. *	799	29,755

		7,478,168

Consumer, Cyclical - 15.7%
A-Mark Precious Metals, Inc.	1,377	82,648
Abercrombie & Fitch Co. Class A *	9,049	340,514
Academy Sports & Outdoors, Inc. *	12,464	498,809
Acushnet Holdings Corp.	3,872	180,822

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Adient PLC *	64,746	$2,683,722
Aeva Technologies, Inc. *	12,160	96,550
AMC Entertainment Holdings, Inc. Class A *	82,870	3,154,032
America’s Car-Mart, Inc. *	133	15,532
American Axle & Manufacturing Holdings, Inc. *	9,352	82,391
Avient Corp.	123,928	5,744,063
Barnes & Noble Education, Inc. *	6,144	61,379
Bassett Furniture Industries, Inc.	1,416	25,644
Beacon Roofing Supply, Inc. *	2,275	108,654
Beazer Homes USA, Inc. *	4,225	72,881
Bed Bath & Beyond, Inc. *	14,999	259,108
Big 5 Sporting Goods Corp.	3,328	76,677
Big Lots, Inc.	5,499	238,437
Biglari Holdings, Inc. Class B *	127	21,820
BJ’s Restaurants, Inc. *	317	13,238
BJ’s Wholesale Club Holdings, Inc. *	9,419	517,291
Blue Bird Corp. *	1,147	23,926
Bluegreen Vacations Holding Corp. *	1,233	31,811
Brunswick Corp.	37,292	3,552,809
Buckle, Inc.	220	8,710
Callaway Golf Co. *	18,548	512,481
Cannae Holdings, Inc. *	13,621	423,749
Canoo, Inc. *	9,160	70,440
CarLotz, Inc. *	10,998	41,902
Carrols Restaurant Group, Inc.	5,742	21,016
Carter’s, Inc.	11,369	1,105,522
Cato Corp. Class A	3,056	50,546
Cavco Industries, Inc. *	428	101,325
Century Communities, Inc.	1,747	107,353
Chicken Soup For The Soul Entertainment, Inc. *	858	19,622
Chico’s FAS, Inc. *	15,907	71,422
Children’s Place, Inc. *	20,100	1,512,726
Chuy’s Holdings, Inc. *	1,785	56,281
Cinemark Holdings, Inc. *	2,802	53,826
Clean Energy Fuels Corp. *	24,780	201,957
Commercial Vehicle Group, Inc. *	2,993	28,314
CompX International, Inc.	335	6,961
Conn’s, Inc. *	2,999	68,467
Container Store Group, Inc. *	5,164	49,161
Cooper-Standard Holdings, Inc. *	2,672	58,544
Daktronics, Inc. *	6,033	32,759
Dalata Hotel Group PLC * (Ireland)	468,136	2,223,288
Dana, Inc.	10,839	241,059
Dave & Buster’s Entertainment, Inc. *	3,842	147,264
Del Taco Restaurants, Inc.	5,131	44,794
Denny’s Corp. *	249,976	4,084,608
Dillard’s, Inc. Class A	971	167,517
Drive Shack, Inc. *	7,329	20,594
Dufry AG * (Switzerland)	85,619	4,809,758
El Pollo Loco Holdings, Inc. *	2,960	50,024
Eros STX Global Corp. * (United Arab Emirates)	51,468	47,325
Escalade, Inc.	1,360	25,718
Ethan Allen Interiors, Inc.	3,574	84,704
F45 Training Holdings, Inc. *	1,258	18,820
Fiesta Restaurant Group, Inc. *	2,993	32,803
FirstCash, Inc.	5,962	521,675
Fisker, Inc. *	2,092	30,648
Flexsteel Industries, Inc.	1,005	31,034
Forestar Group, Inc. *	1,963	36,571
Fossil Group, Inc. *	7,736	91,672
Franchise Group, Inc.	3,972	140,649
G-III Apparel Group Ltd. *	7,062	199,855
GAN Ltd. * (United Kingdom)	5,791	86,112
Genesco, Inc. *	2,400	138,552
Global Industrial Co.	591	22,393
GMS, Inc. *	6,869	300,862
Goodyear Tire & Rubber Co. *	44,412	786,092
Green Brick Partners, Inc. *	3,633	74,549
Group 1 Automotive, Inc.	24,627	4,626,921

	Shares	Value
Guess?, Inc.	5,552	$116,648
Hall of Fame Resort & Entertainment Co. *	9,094	24,099
Hamilton Beach Brands Holding Co. Class A	873	13,680
Haverty Furniture Cos., Inc.	1,452	48,947
Hawaiian Holdings, Inc. *	8,136	176,226
Healthcare Services Group, Inc.	5,681	141,968
Herman Miller, Inc.	11,976	451,016
Hibbett, Inc.	484	34,238
Hilton Grand Vacations, Inc. *	129,416	6,156,319
HNI Corp.	6,316	231,924
Hooker Furnishings Corp.	1,912	51,605
Hovnanian Enterprises, Inc. Class A *	802	77,305
Hyliion Holdings Corp. *	15,518	130,351
IMAX Corp. *	7,128	135,289
Interface, Inc.	7,629	115,579
iRobot Corp. *	417	32,735
Jack in the Box, Inc.	61,450	5,980,928
Johnson Outdoors, Inc. Class A	355	37,559
KAR Auction Services, Inc. *	19,084	312,787
KB Home	11,102	432,090
Kimball International, Inc. Class B	5,643	63,202
La-Z-Boy, Inc.	7,188	231,669
Landsea Homes Corp. *	1,129	9,777
Lazydays Holdings, Inc. *	1,061	22,642
LCI Industries	14,915	2,008,006
Liberty TripAdvisor Holdings, Inc. Class A *	3,339	10,318
Lifetime Brands, Inc.	2,141	38,945
Lions Gate Entertainment Corp. Class A *	10,096	143,262
Lions Gate Entertainment Corp. Class B *	18,156	236,028
Lordstown Motors Corp. Class A *	13,912	111,018
Lumber Liquidators Holdings, Inc. *	4,621	86,320
M/I Homes, Inc. *	4,856	280,677
Macy’s, Inc.	48,530	1,096,778
Madison Square Garden Entertainment Corp. *	4,199	305,141
Marcus Corp. *	3,821	66,676
MarineMax, Inc. *	1,705	82,727
MDC Holdings, Inc.	6,763	315,967
Meritage Homes Corp. *	5,642	547,274
Meritor, Inc. *	1,587	33,819
Mesa Air Group, Inc. *	5,666	43,402
Methode Electronics, Inc.	6,160	259,028
Miller Industries, Inc.	1,689	57,494
Modine Manufacturing Co. *	7,092	80,352
Monarch Casino & Resort, Inc. *	481	32,222
Motorcar Parts of America, Inc. *	2,860	55,770
Movado Group, Inc.	2,576	81,118
Nautilus, Inc. *	3,679	34,251
Nu Skin Enterprises, Inc. Class A	4,384	177,420
ODP Corp. *	7,671	308,067
OneSpaWorld Holdings Ltd. * (Bahamas)	4,870	48,554
Oxford Industries, Inc.	2,393	215,777
PC Connection, Inc.	1,747	76,920
PetMed Express, Inc.	525	14,107
PriceSmart, Inc.	3,563	276,311
Regis Corp. *	700	2,436
Resideo Technologies, Inc. *	20,521	508,716
REV Group, Inc.	84,627	1,452,199
Rite Aid Corp. *	9,045	128,439
Rocky Brands, Inc.	1,027	48,895
Romeo Power, Inc. *	3,976	19,681
Rush Enterprises, Inc. Class A	6,875	310,475
Rush Enterprises, Inc. Class B	1,041	47,647
ScanSource, Inc. *	3,978	138,395
SeaWorld Entertainment, Inc. *	3,767	208,390
Shift Technologies, Inc. *	8,039	55,791
Shoe Carnival, Inc.	380	12,320
Signet Jewelers Ltd. (NYSE)	1,829	144,418
SkyWest, Inc. *	8,025	395,954
Sleep Number Corp. *	1,913	178,827
Snap One Holdings Corp. *	942	15,703
Sonic Automotive, Inc. Class A	3,521	184,993

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Spirit Airlines, Inc. *	15,867	$411,590
Standard Motor Products, Inc.	3,364	147,040
Steelcase, Inc. Class A	14,323	181,616
Superior Group of Cos., Inc.	1,414	32,932
Target Hospitality Corp. *	2,400	8,952
Taylor Morrison Home Corp. *	17,332	446,819
Tenneco, Inc. Class A *	1,065	15,198
Tilly’s, Inc. Class A	3,814	53,434
Titan International, Inc. *	6,498	46,526
Titan Machinery, Inc. *	3,046	78,922
Torrid Holdings, Inc. *	1,419	21,895
Traeger, Inc. *	2,311	48,369
TravelCenters of America, Inc. *	2,003	99,729
Tri Pointe Homes, Inc. *	16,928	355,827
Tupperware Brands Corp. *	8,011	169,192
Unifi, Inc. *	2,165	47,478
UniFirst Corp.	2,437	518,155
Universal Electronics, Inc. *	2,103	103,573
Urban Outfitters, Inc. *	3,241	96,225
Vera Bradley, Inc. *	4,248	39,974
Veritiv Corp. *	2,365	211,809
Vista Outdoor, Inc. *	9,241	372,505
VOXX International Corp. *	2,619	29,988
VSE Corp.	1,772	85,357
Wabash National Corp.	7,589	114,822
Weber, Inc. Class A *	1,610	28,320
WESCO International, Inc. *	5,900	680,388
Winmark Corp.	340	73,110
Workhorse Group, Inc. *	17,423	133,286
World Fuel Services Corp.	10,347	347,866
XL Fleet Corp. *	5,305	32,679
Xponential Fitness, Inc. Class A *	634	8,045
Zumiez, Inc. *	3,558	141,466

		72,760,401

Consumer, Non-Cyclical - 11.7%
2U, Inc. *	1,820	61,097
4D Molecular Therapeutics, Inc. *	2,972	80,155
89bio, Inc. *	1,556	30,482
Aaron’s Co., Inc.	5,209	143,456
ABM Industries, Inc.	10,879	489,664
Absci Corp. *	819	9,525
Acacia Research Corp. *	7,859	53,363
ACCO Brands Corp.	15,267	131,144
Acumen Pharmaceuticals, Inc. *	562	8,351
Adagio Therapeutics, Inc. *	1,400	59,136
AdaptHealth Corp. *	11,529	268,510
Addus HomeCare Corp. *	1,446	115,318
Adicet Bio, Inc. *	3,244	25,433
Adtalem Global Education, Inc. *	7,914	299,228
Adverum Biotechnologies, Inc. *	14,248	30,918
Aeglea BioTherapeutics, Inc. *	6,436	51,166
Aerovate Therapeutics, Inc. *	598	12,546
Agios Pharmaceuticals, Inc. *	9,469	436,994
Akebia Therapeutics, Inc. *	15,112	43,523
Akero Therapeutics, Inc. *	1,028	22,976
Akouos, Inc. *	3,861	44,826
Albireo Pharma, Inc. *	483	15,070
Allogene Therapeutics, Inc. *	6,622	170,185
Alpha Teknova, Inc. *	393	9,782
Alphatec Holdings, Inc. *	996	12,141
Alta Equipment Group, Inc. *	2,491	34,201
Altimmune, Inc. *	6,323	71,513
American Public Education, Inc. *	2,958	75,754
American Well Corp. Class A *	29,415	267,971
Amphastar Pharmaceuticals, Inc. *	4,124	78,397
AnaptysBio, Inc. *	3,142	85,211
Andersons, Inc.	3,002	92,552
AngioDynamics, Inc. *	5,984	155,225
ANI Pharmaceuticals, Inc. *	1,535	50,379

	Shares	Value
Anika Therapeutics, Inc. *	2,371	$100,910
Annexon, Inc. *	5,065	94,260
API Group Corp. *	31,726	645,624
Applied Therapeutics, Inc. *	756	12,550
Apria, Inc. *	1,216	45,174
AquaBounty Technologies, Inc. *	5,646	22,979
Arbutus Biopharma Corp. * (Canada)	11,665	50,043
Arcturus Therapeutics Holdings, Inc. *	3,442	164,459
Arcus Biosciences, Inc. *	7,352	256,364
Arcutis Biotherapeutics, Inc. *	4,071	97,256
Ardelyx, Inc. *	3,352	4,425
Arena Pharmaceuticals, Inc. *	8,877	528,625
Asensus Surgical, Inc. *	26,405	48,849
ASGN, Inc. *	918	103,863
Atara Biotherapeutics, Inc. *	12,363	221,298
Atea Pharmaceuticals, Inc. *	16,655	583,924
Athenex, Inc. *	5,835	17,563
Athersys, Inc. *	4,452	5,921
Athira Pharma, Inc. *	5,206	48,832
Atossa Therapeutics, Inc. *	17,837	58,149
Atreca, Inc. Class A *	4,176	26,016
Avalo Therapeutics, Inc. *	1,387	3,024
Avanos Medical, Inc. *	7,711	240,583
Avid Bioservices, Inc. *	438	9,448
Avidity Biosciences, Inc. *	4,936	121,574
Avis Budget Group, Inc. *	7,830	912,273
Avrobio, Inc. *	5,921	33,039
B&G Foods, Inc.	10,281	307,299
Barrett Business Services, Inc.	1,247	95,096
Beauty Health Co. *	1,192	30,956
BellRing Brands, Inc. Class A *	2,025	62,269
BioCryst Pharmaceuticals, Inc. *	25,576	367,527
Biohaven Pharmaceutical Holding Co. Ltd. *	2,944	408,951
Bioventus, Inc. Class A *	274	3,880
Black Diamond Therapeutics, Inc. *	3,666	31,014
Bluebird Bio, Inc. *	11,080	211,739
Blueprint Medicines Corp. *	541	55,620
Bolt Biotherapeutics, Inc. *	3,583	45,325
Bridgebio Pharma, Inc. *	5,721	268,143
BrightView Holdings, Inc. *	6,460	95,350
Brookdale Senior Living, Inc. *	29,680	186,984
Brooklyn ImmunoTherapeutics, Inc. *	434	4,036
Cadiz, Inc. *	2,756	19,402
CAI International, Inc.	2,070	115,734
Cal-Maine Foods, Inc.	5,825	210,632
Cara Therapeutics, Inc. *	7,265	112,244
Cardiff Oncology, Inc. *	5,777	38,475
Caribou Biosciences, Inc. *	1,251	29,861
Carriage Services, Inc.	2,250	100,327
Cass Information Systems, Inc.	1,833	76,711
Castle Biosciences, Inc. *	273	18,154
Catalyst Pharmaceuticals, Inc. *	15,792	83,698
CBIZ, Inc. *	8,033	259,787
CEL-SCI Corp. *	496	5,451
Celldex Therapeutics, Inc. *	1,575	85,034
Central Garden & Pet Co. *	958	45,984
Central Garden & Pet Co. Class A *	4,086	175,698
Century Therapeutics, Inc. *	739	18,593
Chefs’ Warehouse, Inc. *	4,742	154,447
ChemoCentryx, Inc. *	8,314	142,169
Chimerix, Inc. *	3,700	22,903
Chinook Therapeutics, Inc. *	5,125	65,395
Citius Pharmaceuticals, Inc. *	18,430	37,413
Clene, Inc. *	1,206	8,237
Codex DNA, Inc. *	538	5,988
Cogent Biosciences, Inc. *	4,244	35,692
Community Health Systems, Inc. *	2,857	33,427
CoreCivic, Inc. *	19,240	171,236
CorMedix, Inc. *	5,575	25,924
Coursera, Inc. *	9,226	292,003
Covetrus, Inc. *	16,619	301,469

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
CRA International, Inc.	181	$17,981
Crinetics Pharmaceuticals, Inc. *	880	18,524
Cross Country Healthcare, Inc. *	4,952	105,180
CryoLife, Inc. *	569	12,683
Cullinan Oncology, Inc. *	3,841	86,691
Curis, Inc. *	1,633	12,786
Custom Truck One Source, Inc. *	4,972	46,389
Cymabay Therapeutics, Inc. *	10,953	39,978
Cyteir Therapeutics, Inc. *	474	8,319
Cytek Biosciences, Inc. *	419	8,971
Cytokinetics, Inc. *	983	35,132
CytomX Therapeutics, Inc. *	1,526	7,767
Day One Biopharmaceuticals, Inc. *	682	16,184
Deciphera Pharmaceuticals, Inc. *	923	31,364
Deluxe Corp.	6,717	241,073
Design Therapeutics, Inc. *	931	13,676
Duckhorn Portfolio, Inc. *	873	19,983
Dyne Therapeutics, Inc. *	4,891	79,430
Eagle Pharmaceuticals, Inc. *	1,061	59,183
Edgewell Personal Care Co.	8,685	315,265
Eiger BioPharmaceuticals, Inc. *	5,118	34,188
Eliem Therapeutics, Inc. *	428	7,695
Emerald Holding, Inc. *	4,387	19,040
Emergent BioSolutions, Inc. *	7,858	393,450
Enanta Pharmaceuticals, Inc. *	2,792	158,614
Endo International PLC *	37,427	121,263
Ennis, Inc.	4,195	79,076
Envista Holdings Corp. *	71,269	2,979,757
Erasca, Inc. *	1,326	28,138
European Wax Center, Inc. Class A *	719	20,139
Exagen, Inc. *	1,162	15,803
EyePoint Pharmaceuticals, Inc. *	3,339	34,792
FibroGen, Inc. *	1,375	14,052
Finch Therapeutics Group, Inc. *	1,091	14,183
First Advantage Corp. *	304	5,791
Foghorn Therapeutics, Inc. *	2,679	37,318
Forma Therapeutics Holdings, Inc. *	5,242	121,562
Frequency Therapeutics, Inc. *	5,207	36,761
Fresh Del Monte Produce, Inc.	5,451	175,631
Fulcrum Therapeutics, Inc. *	4,247	119,808
Fulgent Genetics, Inc. *	2,893	260,225
G1 Therapeutics, Inc. *	2,754	36,959
Gemini Therapeutics, Inc. SPAC *	2,897	11,704
Generation Bio Co. *	561	14,064
Geron Corp. *	49,001	67,131
Glanbia PLC (Ireland)	253,124	4,186,729
Gossamer Bio, Inc. *	9,970	125,323
GP Strategies Corp. *	1,896	39,247
Graham Holdings Co. Class B	629	370,582
Graphite Bio, Inc. *	1,012	16,587
Green Dot Corp. Class A *	7,903	397,758
Gritstone bio, Inc. *	6,604	71,323
Hackett Group, Inc.	563	11,046
Haemonetics Corp. *	2,627	185,440
Harvard Bioscience, Inc. *	1,092	7,622
Heidrick & Struggles International, Inc.	1,889	84,306
Herc Holdings, Inc. *	9,412	1,538,486
HF Foods Group, Inc. *	6,216	37,607
Homology Medicines, Inc. *	6,899	54,295
Honest Co., Inc. *	1,113	11,553
Hookipa Pharma, Inc. *	1,010	5,949
Hostess Brands, Inc. *	20,875	362,599
Huron Consulting Group, Inc. *	3,226	167,752
iBio, Inc. *	34,598	36,674
ICF International, Inc.	10,853	969,064
Icosavax, Inc. *	863	25,536
Ideaya Biosciences, Inc. *	3,970	101,195
Ikena Oncology, Inc. *	1,263	15,939
Imago Biosciences, Inc. *	604	12,098
Immuneering Corp. Class A *	490	13,010
Immunic, Inc. *	2,463	21,798

	Shares	Value
ImmunityBio, Inc. *	9,555	$93,066
ImmunoGen, Inc. *	15,189	86,122
Immunovant, Inc. *	2,117	18,397
Infinity Pharmaceuticals, Inc. *	1,493	5,106
Ingles Markets, Inc. Class A	2,251	148,634
Innoviva, Inc. *	6,139	102,583
Inovio Pharmaceuticals, Inc. *	33,011	236,359
Inozyme Pharma, Inc. *	2,286	26,495
Instil Bio, Inc. *	1,491	26,652
Integer Holdings Corp. *	36,315	3,244,382
Invacare Corp. *	5,327	25,357
Invitae Corp. *	23,900	679,477
iTeos Therapeutics, Inc. *	3,284	88,668
IVERIC bio, Inc. *	13,317	216,268
Janux Therapeutics, Inc. *	831	17,975
John B Sanfilippo & Son, Inc.	508	41,514
John Wiley & Sons, Inc. Class A	6,942	362,442
Jounce Therapeutics, Inc. *	5,387	40,025
Kala Pharmaceuticals, Inc. *	2,550	6,681
Kelly Services, Inc. Class A	5,698	107,578
KemPharm, Inc. *	2,393	22,327
Kezar Life Sciences, Inc. *	5,900	50,976
Kiniksa Pharmaceuticals Ltd. Class A *	2,638	30,047
Kinnate Biopharma, Inc. *	3,796	87,384
Korn Ferry	8,711	630,328
Krispy Kreme, Inc. *	793	11,102
Kronos Bio, Inc. *	5,565	116,642
Krystal Biotech, Inc. *	1,861	97,163
Kura Oncology, Inc. *	10,343	193,724
Laird Superfood, Inc. *	116	2,213
Lancaster Colony Corp.	318	53,682
Landec Corp. *	4,132	38,097
Lantheus Holdings, Inc. *	9,391	241,161
Laureate Education, Inc. Class A *	15,964	271,228
Lexicon Pharmaceuticals, Inc. *	6,634	31,910
LifeStance Health Group, Inc. *	2,527	36,641
Ligand Pharmaceuticals, Inc. *	2,122	295,637
Limoneira Co.	1,904	30,788
Lineage Cell Therapeutics, Inc. *	19,788	49,866
LivaNova PLC *	1,616	127,971
LiveRamp Holdings, Inc. *	10,633	502,197
Lyell Immunopharma, Inc. *	1,478	21,874
MacroGenics, Inc. *	884	18,511
Magellan Health, Inc. *	3,758	355,319
Magenta Therapeutics, Inc. *	836	6,086
MannKind Corp. *	35,799	155,726
Marathon Digital Holdings, Inc. *	14,419	455,352
MaxCyte, Inc. *	953	11,636
MEDNAX, Inc. *	5,873	166,969
MeiraGTx Holdings PLC *	4,453	58,691
Meridian Bioscience, Inc. *	6,157	118,461
Merit Medical Systems, Inc. *	822	59,020
Mersana Therapeutics, Inc. *	3,379	31,864
MGP Ingredients, Inc.	446	29,035
MiMedx Group, Inc. *	5,991	36,305
Mirum Pharmaceuticals, Inc. *	511	10,179
Misonix, Inc. *	1,061	26,843
Mission Produce, Inc. *	5,282	97,083
ModivCare, Inc. *	1,363	247,548
MoneyGram International, Inc. *	14,312	114,782
Monro, Inc.	2,057	118,298
Monte Rosa Therapeutics, Inc. *	739	16,465
Multiplan Corp. *	30,890	173,911
Mustang Bio, Inc. *	11,501	30,938
Myriad Genetics, Inc. *	12,558	405,498
NanoString Technologies, Inc. *	643	30,870
Nathan’s Famous, Inc.	105	6,423
National HealthCare Corp.	2,020	141,360
Natural Grocers by Vitamin Cottage, Inc.	1,069	11,994
Nature’s Sunshine Products, Inc.	1,993	29,197
Natus Medical, Inc. *	5,503	138,015

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Neogen Corp. *	806	$35,005
Neoleukin Therapeutics, Inc. *	4,336	31,349
Neuronetics, Inc. *	346	2,270
NewAge, Inc. *	8,826	12,268
NexImmune, Inc. *	815	12,339
NGM Biopharmaceuticals, Inc. *	4,602	96,734
Nkarta, Inc. *	2,282	63,462
Nurix Therapeutics, Inc. *	569	17,047
Nuvalent, Inc. Class A *	688	15,514
Nuvation Bio, Inc. *	1,631	16,212
Olema Pharmaceuticals, Inc. *	2,125	58,565
Omega Therapeutics, Inc. *	431	8,124
Oncocyte Corp. *	2,811	10,007
Oncorus, Inc. *	3,294	30,766
Oncternal Therapeutics, Inc. *	7,082	29,532
OPKO Health, Inc. *	65,114	237,666
Option Care Health, Inc. *	23,995	582,119
OraSure Technologies, Inc. *	11,613	131,343
ORIC Pharmaceuticals, Inc. *	4,362	91,209
Orthofix Medical, Inc. *	3,194	121,755
Owens & Minor, Inc.	1,964	61,454
Oyster Point Pharma, Inc. *	1,692	20,050
Pacific Biosciences of California, Inc. *	16,944	432,919
Passage Bio, Inc. *	6,053	60,288
Patterson Cos., Inc.	10,327	311,256
Perdoceo Education Corp. *	11,260	118,906
Performance Food Group Co. *	2,191	101,794
Personalis, Inc. *	5,381	103,530
Pliant Therapeutics, Inc. *	393	6,634
Portage Biotech, Inc. * (Canada)	477	9,693
Poseida Therapeutics, Inc. *	4,648	33,884
Praxis Precision Medicines, Inc. *	4,718	87,236
Precigen, Inc. *	2,339	11,672
Prestige Consumer Healthcare, Inc. *	8,057	452,078
Primo Water Corp.	25,340	398,345
PROG Holdings, Inc.	8,965	376,620
Prometheus Biosciences, Inc. *	1,622	38,458
Prothena Corp. PLC * (Ireland)	1,261	89,821
Provention Bio, Inc. *	9,124	58,394
Quanex Building Products Corp.	5,235	112,081
Rain Therapeutics, Inc. *	409	6,119
Rallybio Corp. *	582	10,232
Rapid Micro Biosystems, Inc. Class A *	443	8,182
Reata Pharmaceuticals, Inc. Class A *	597	60,064
Recursion Pharmaceuticals, Inc. Class A *	1,440	33,134
REGENXBIO, Inc. *	3,113	130,497
Relay Therapeutics, Inc. *	962	30,332
Reneo Pharmaceuticals, Inc. *	531	3,956
Rent-A-Center, Inc.	724	40,696
Repay Holdings Corp. *	7,655	176,295
Replimune Group, Inc. *	1,301	38,562
Resources Connection, Inc.	5,047	79,642
Revlon, Inc. Class A *	1,116	11,283
REVOLUTION Medicines, Inc. *	8,351	229,736
Rhythm Pharmaceuticals, Inc. *	18,167	237,261
RR Donnelley & Sons Co. *	11,541	59,321
Sana Biotechnology, Inc. *	713	16,057
Sanderson Farms, Inc.	469	88,266
Sangamo Therapeutics, Inc. *	2,011	18,119
Scholar Rock Holding Corp. *	692	22,850
SeaSpine Holdings Corp. *	2,706	42,565
Seer, Inc. *	4,082	140,951
Selecta Biosciences, Inc. *	13,206	54,937
Seneca Foods Corp. Class A *	980	47,256
Sensei Biotherapeutics, Inc. *	3,200	33,664
Shattuck Labs, Inc. *	770	15,693
Sientra, Inc. *	1,334	7,644
Sigilon Therapeutics, Inc. *	2,188	12,362
Silverback Therapeutics, Inc. *	3,203	31,966
Simply Good Foods Co. *	12,908	445,197
Singular Genomics Systems, Inc. *	679	7,598

	Shares	Value
SOC Telemed, Inc. *	1,264	$2,857
Solid Biosciences, Inc. *	9,642	23,044
Sorrento Therapeutics, Inc. *	4,438	33,862
SpartanNash Co.	5,709	125,027
Spero Therapeutics, Inc. *	341	6,278
Sprouts Farmers Market, Inc. *	10,210	236,566
Spruce Biosciences, Inc. *	1,275	7,663
SQZ Biotechnologies Co. *	3,682	53,094
StoneMor, Inc. *	4,370	10,794
Strategic Education, Inc.	3,913	275,866
Stride, Inc. *	6,084	218,659
Supernus Pharmaceuticals, Inc. *	7,806	208,186
Surface Oncology, Inc. *	5,372	40,666
Sutro Biopharma, Inc. *	6,524	123,238
Syndax Pharmaceuticals, Inc. *	5,519	105,468
Syros Pharmaceuticals, Inc. *	4,859	21,720
Talaris Therapeutics, Inc. *	516	6,997
Talis Biomedical Corp. *	2,315	14,469
Tarsus Pharmaceuticals, Inc. *	271	5,840
Taysha Gene Therapies, Inc. *	626	11,656
TCR2 Therapeutics, Inc. *	4,951	42,133
Team, Inc. *	4,462	13,431
Tejon Ranch Co. *	3,409	60,544
Tenaya Therapeutics, Inc. *	874	18,048
Tenet Healthcare Corp. *	15,036	998,992
Terns Pharmaceuticals, Inc. *	754	7,857
Textainer Group Holdings Ltd. * (China)	6,581	229,743
Theravance Biopharma, Inc. *	817	6,046
Tivity Health, Inc. *	2,796	64,476
Tonix Pharmaceuticals Holding Corp. *	53,299	32,038
Tootsie Roll Industries, Inc.	2,606	79,301
Travere Therapeutics, Inc. *	8,808	213,594
TreeHouse Foods, Inc. *	8,310	331,403
Trevena, Inc. *	17,600	21,648
Trillium Therapeutics, Inc. * (Canada)	13,528	237,552
Triple-S Management Corp. *	3,636	128,605
Triton International Ltd. (Bermuda)	10,726	558,181
TrueBlue, Inc. *	5,642	152,785
Turning Point Therapeutics, Inc. *	6,566	436,179
United Natural Foods, Inc. *	8,409	407,164
Universal Corp.	3,907	188,825
UroGen Pharma Ltd. *	1,188	19,982
Utah Medical Products, Inc.	482	44,749
Vanda Pharmaceuticals, Inc. *	8,709	149,272
Varex Imaging Corp. *	5,353	150,955
Vaxart, Inc. *	1,768	14,056
Vaxcyte, Inc. *	4,618	117,159
VBI Vaccines, Inc. *	3,530	10,978
Vector Group Ltd.	19,725	251,494
Vectrus, Inc. *	1,819	91,459
Vera Therapeutics, Inc. *	421	7,304
Veracyte, Inc. *	10,836	503,332
Veru, Inc. *	2,759	23,534
Verve Therapeutics, Inc. *	1,042	48,974
Viemed Healthcare, Inc. *	4,793	26,601
Viking Therapeutics, Inc. *	11,145	69,991
Village Super Market, Inc. Class A	1,518	32,910
Viracta Therapeutics, Inc. *	4,704	37,726
VistaGen Therapeutics, Inc. *	4,858	13,311
Vivint Smart Home, Inc. *	10,982	103,780
Vor BioPharma, Inc. *	2,653	41,599
Weis Markets, Inc.	2,652	139,363
Werewolf Therapeutics, Inc. *	419	7,190
Whole Earth Brands, Inc. *	5,726	66,135
Willdan Group, Inc. *	493	17,546
WW International, Inc. *	5,942	108,441
XBiotech, Inc.	2,276	29,474
XOMA Corp. *	858	21,235
Zogenix, Inc. *	9,167	139,247

		54,008,961

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Energy - 6.6%
Advent Technologies Holdings, Inc. *	511	$4,446
Aemetis, Inc. *	4,673	85,422
Alto Ingredients, Inc. *	12,627	62,377
Antero Resources Corp. *	40,413	760,169
Arch Resources, Inc. *	1,951	180,955
Archrock, Inc.	21,952	181,104
Array Technologies, Inc. *	15,942	295,246
Beam Global *	154	4,215
Berry Corp.	10,791	77,803
Bonanza Creek Energy, Inc.	5,041	241,464
Brigham Minerals, Inc. Class A	7,001	134,139
Bristow Group, Inc. *	3,766	119,872
California Resources Corp. *	13,269	544,029
Callon Petroleum Co. *	826	40,540
Centennial Resource Development, Inc. Class A *	25,657	171,902
ChampionX Corp. *	26,610	595,000
Chesapeake Energy Corp.	15,870	977,433
Cleanspark, Inc. *	5,200	60,268
CNX Resources Corp. *	34,733	438,330
Comstock Resources, Inc. *	14,790	153,077
CONSOL Energy, Inc. *	5,584	145,296
Crescent Point Energy Corp. (TSE) (Canada)	1,154,458	5,322,939
CVR Energy, Inc.	4,916	81,901
Delek US Holdings, Inc.	10,736	192,926
Dril-Quip, Inc. *	5,696	143,425
Earthstone Energy, Inc. Class A *	3,420	31,464
Equitrans Midstream Corp.	65,593	665,113
Extraction Oil & Gas, Inc. *	1,537	86,764
Falcon Minerals Corp.	993	4,667
Frank’s International NV *	23,861	70,151
FTS International, Inc. Class A *	1,411	34,711
FuelCell Energy, Inc. *	12,373	82,775
FutureFuel Corp.	4,858	34,638
Gevo, Inc. *	31,565	209,592
Golar LNG Ltd. * (Bermuda)	16,715	216,794
Green Plains, Inc. *	107,134	3,497,925
Helix Energy Solutions Group, Inc. *	23,232	90,140
Helmerich & Payne, Inc.	16,874	462,516
HighPeak Energy, Inc.	502	4,518
Hunting PLC (United Kingdom)	349,786	1,062,785
Laredo Petroleum, Inc. *	1,456	118,038
Liberty Oilfield Services, Inc. Class A *	9,417	114,228
Matrix Service Co.	4,480	46,861
MRC Global, Inc. *	13,145	96,484
Murphy Oil Corp.	23,496	586,695
Nabors Industries Ltd. *	1,162	112,110
National Energy Services Reunited Corp. *	5,756	72,065
Natural Gas Services Group, Inc. *	17,788	184,639
Newpark Resources, Inc. *	15,005	49,517
NexTier Oilfield Solutions, Inc. *	213,729	983,153
Northern Oil and Gas, Inc.	8,317	177,984
NOW, Inc. *	17,898	136,920
Oasis Petroleum, Inc.	505	50,207
Oceaneering International, Inc. *	16,179	215,504
Oil States International, Inc. *	10,192	65,127
Ovintiv, Inc.	39,752	1,307,046
Par Pacific Holdings, Inc. *	1,317	20,703
Patterson-UTI Energy, Inc.	30,436	273,924
PBF Energy, Inc. Class A *	15,794	204,848
PDC Energy, Inc.	15,965	756,581
Peabody Energy Corp. *	12,904	190,850
Penn Virginia Corp. *	2,475	66,008
ProPetro Holding Corp. *	13,649	118,064
Range Resources Corp. *	38,409	869,196
Renewable Energy Group, Inc. *	7,183	360,587
REX American Resources Corp. *	962	76,835
Riley Exploration Permian, Inc.	330	7,748
RPC, Inc. *	11,110	53,995

	Shares	Value
Select Energy Services, Inc. Class A *	9,356	$48,558
SM Energy Co.	19,054	502,645
Solaris Oilfield Infrastructure, Inc. Class A	3,434	28,640
SunCoke Energy, Inc.	13,297	83,505
Sunnova Energy International, Inc. *	11,928	392,908
SunPower Corp. *	2,750	62,370
Talos Energy, Inc. *	5,103	70,268
TechnipFMC PLC * (United Kingdom)	474,785	3,575,131
TETRA Technologies, Inc. *	3,943	12,302
Tidewater, Inc. *	6,352	76,605
US Silica Holdings, Inc. *	11,751	93,890
W&T Offshore, Inc. *	15,743	58,564
Warrior Met Coal, Inc.	7,436	173,036
Whiting Petroleum Corp. *	6,320	369,151

		30,432,321

Financial - 31.0%
1st Source Corp.	2,905	137,232
Acadia Realty Trust REIT	13,802	281,699
Agree Realty Corp. REIT	10,837	717,735
Alerus Financial Corp.	2,691	80,407
Alexander & Baldwin, Inc. REIT *	76,455	1,792,105
Allegiance Bancshares, Inc.	3,027	115,480
Alliance Data Systems Corp.	35,653	3,597,031
Altabancorp	2,888	127,534
Altus Midstream Co. Class A	463	31,961
Amalgamated Financial Corp.	2,290	36,228
Ambac Financial Group, Inc. *	7,279	104,235
Amerant Bancorp, Inc. *	3,428	84,809
American Assets Trust, Inc. REIT	8,217	307,480
American Equity Investment Life Holding Co.	13,313	393,665
American Finance Trust, Inc. REIT	17,516	140,829
American National Bankshares, Inc.	2,017	66,642
American National Group, Inc.	1,216	229,861
Ameris Bancorp	10,706	555,427
AMERISAFE, Inc.	3,212	180,386
Angel Oak Mortgage, Inc. REIT	1,040	17,607
Apartment Investment and Management Co. Class A REIT	24,345	166,763
Apollo Commercial Real Estate Finance, Inc. REIT	22,934	340,111
Apple Hospitality REIT, Inc.	34,322	539,885
Arbor Realty Trust, Inc. REIT	21,759	403,194
Ares Commercial Real Estate Corp. REIT	6,856	103,388
Argo Group International Holdings Ltd.	8,212	428,831
Armada Hoffler Properties, Inc. REIT	9,760	130,491
ARMOUR Residential REIT, Inc.	12,725	137,176
Arrow Financial Corp.	2,501	85,929
Ashford Hospitality Trust, Inc. REIT *	2,665	39,229
Assetmark Financial Holdings, Inc. *	2,963	73,690
Associated Banc-Corp.	24,653	528,067
Associated Capital Group, Inc. Class A	287	10,737
Atlantic Capital Bancshares, Inc. *	3,348	88,689
Atlantic Union Bankshares Corp.	72,834	2,683,933
Axos Financial, Inc. *	8,370	431,390
B. Riley Financial, Inc.	3,263	192,648
Banc of California, Inc.	7,378	136,419
BancFirst Corp.	2,868	172,424
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	5,010	87,875
Bancorp, Inc. *	8,624	219,481
BancorpSouth Bank	15,926	474,276
Bank First Corp.	1,166	82,634
Bank of Marin Bancorp	2,378	89,770
Bank of NT Butterfield & Son Ltd. (Bermuda)	8,299	294,698
BankUnited, Inc.	14,500	606,390
Banner Corp.	5,103	281,737
Bar Harbor Bankshares	2,455	68,863
Berkshire Hills Bancorp, Inc.	7,642	206,181
BGC Partners, Inc. Class A	53,421	278,323

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Blackstone Mortgage Trust, Inc. Class A REIT	23,590	$715,249
Blucora, Inc. *	4,938	76,983
Blue Foundry Bancorp *	4,154	57,284
Blue Ridge Bankshares, Inc.	3,160	55,584
Braemar Hotels & Resorts, Inc. REIT *	7,547	36,603
Brandywine Realty Trust REIT	27,229	365,413
Bridgewater Bancshares, Inc. *	2,993	52,407
BrightSpire Capital, Inc. REIT	13,367	125,516
Broadmark Realty Capital, Inc. REIT	21,377	210,777
Broadstone Net Lease, Inc. REIT	24,725	613,427
Brookline Bancorp, Inc.	10,837	165,373
BRT Apartments Corp. REIT	1,901	36,651
Bryn Mawr Bank Corp.	53,677	2,466,458
Business First Bancshares, Inc.	3,234	75,643
Byline Bancorp, Inc.	4,437	108,973
Cadence Bancorp	12,314	270,415
Cambridge Bancorp	1,173	103,224
Camden National Corp.	15,715	752,749
Capital Bancorp, Inc.	1,323	31,831
Capital City Bank Group, Inc.	2,548	63,038
Capitol Federal Financial, Inc.	20,525	235,832
Capstar Financial Holdings, Inc.	3,592	76,294
Capstead Mortgage Corp. REIT	14,992	100,296
CareTrust REIT, Inc.	15,222	309,311
Carter Bankshares, Inc. *	4,355	61,928
CatchMark Timber Trust, Inc. Class A REIT	2,097	24,891
Cathay General Bancorp	12,335	510,546
CBTX, Inc.	3,186	84,047
Centerspace REIT	2,228	210,546
Central Pacific Financial Corp.	3,331	85,540
Century Bancorp, Inc. Class A	492	56,698
Chatham Lodging Trust REIT *	7,761	95,072
Chimera Investment Corp. REIT	38,109	565,919
CIT Group, Inc.	15,997	831,044
Citizens & Northern Corp.	2,743	69,288
Citizens, Inc. *	8,654	53,741
City Holding Co.	2,254	175,609
City Office REIT, Inc.	6,944	124,020
Civista Bancshares, Inc.	2,683	62,326
Clipper Realty, Inc. REIT	46	373
CNB Financial Corp.	2,880	70,099
CNO Financial Group, Inc.	206,697	4,865,647
Coastal Financial Corp. *	647	20,613
Columbia Banking System, Inc.	90,714	3,446,225
Columbia Financial, Inc. *	4,507	83,380
Columbia Property Trust, Inc. REIT	18,510	352,060
Community Bank System, Inc.	8,329	569,870
Community Healthcare Trust, Inc. REIT	1,235	55,810
Community Trust Bancorp, Inc.	2,673	112,533
ConnectOne Bancorp, Inc.	6,316	189,543
CorePoint Lodging, Inc. REIT *	6,369	98,720
Corporate Office Properties Trust REIT	18,087	487,987
Cowen, Inc. Class A	4,443	152,439
Crawford & Co. Class A	2,704	24,255
CrossFirst Bankshares, Inc. *	4,097	53,261
CTO Realty Growth, Inc. REIT	961	51,663
Customers Bancorp, Inc. *	4,214	181,286
CVB Financial Corp.	20,437	416,302
Diamond Hill Investment Group, Inc.	530	93,100
DiamondRock Hospitality Co. REIT *	33,214	313,872
DigitalBridge Group, Inc. REIT *	78,755	474,893
Dime Community Bancshares, Inc.	5,737	187,370
Diversified Healthcare Trust REIT	38,114	129,206
Donegal Group, Inc. Class A	2,632	38,138
Dynex Capital, Inc. REIT	5,324	91,999
Eagle Bancorp, Inc.	4,734	272,205
Easterly Government Properties, Inc. REIT	13,672	282,464
Eastern Bankshares, Inc.	22,183	450,315
eHealth, Inc. *	2,834	114,777
Ellington Financial, Inc. REIT	7,422	135,748
Empire State Realty Trust, Inc. Class A REIT	22,777	228,453

	Shares	Value
Employers Holdings, Inc.	4,052	$160,013
Enact Holdings, Inc. *	38,191	837,529
Encore Capital Group, Inc. *	4,839	238,418
Enova International, Inc. *	5,785	199,872
Enstar Group Ltd. *	2,011	472,042
Enterprise Bancorp, Inc.	1,776	63,847
Enterprise Financial Services Corp.	5,946	269,235
Equity Bancshares, Inc. Class A	2,274	75,906
Equity Commonwealth REIT *	18,846	489,619
Essent Group Ltd.	17,853	785,711
Essential Properties Realty Trust, Inc. REIT	18,870	526,850
EZCorp, Inc. Class A *	7,990	60,484
Farmers National Banc Corp.	4,814	75,628
Farmland Partners, Inc. REIT	4,504	54,003
FB Financial Corp.	5,054	216,716
Federal Agricultural Mortgage Corp. Class C	1,464	158,873
Federated Hermes, Inc.	15,312	497,640
Fidelity D&D Bancorp, Inc.	693	34,948
Finance Of America Cos., Inc. Class A *	5,368	26,572
Financial Institutions, Inc.	2,883	88,364
First BanCorp	23,861	313,772
First Bancorp	3,973	170,879
First Bancorp, Inc.	2,000	58,280
First Bancshares, Inc.	3,532	136,971
First Bank	2,634	37,113
First Busey Corp.	8,477	208,789
First Commonwealth Financial Corp.	13,397	182,601
First Community Bankshares, Inc.	2,888	91,607
First Financial Bancorp	14,101	330,104
First Financial Bankshares, Inc.	1,573	72,279
First Financial Corp.	2,062	86,707
First Foundation, Inc.	6,739	177,236
First Horizon Corp.	146,295	2,383,146
First Internet Bancorp	1,555	48,485
First Interstate BancSystem, Inc. Class A	11,626	468,063
First Merchants Corp.	8,964	375,054
First Mid Bancshares, Inc.	2,837	116,487
First Midwest Bancorp, Inc.	17,812	338,606
First of Long Island Corp.	61,999	1,277,179
Five Star Bancorp	621	14,867
Flagstar Bancorp, Inc.	8,519	432,595
Flushing Financial Corp.	5,079	114,785
Flywire Corp. *	275	12,056
Four Corners Property Trust, Inc. REIT	12,489	335,455
Franklin Street Properties Corp. REIT	16,529	76,695
FRP Holdings, Inc. *	1,163	65,035
FS Bancorp, Inc.	1,199	41,497
Fulton Financial Corp.	25,842	394,866
GAMCO Investors, Inc. Class A	21	554
GCM Grosvenor, Inc. Class A	624	7,188
Genworth Financial, Inc. Class A *	82,780	310,425
GEO Group, Inc. REIT	16,071	120,050
German American Bancorp, Inc.	33,531	1,295,303
Getty Realty Corp. REIT	6,295	184,506
Glacier Bancorp, Inc.	13,605	753,037
Gladstone Commercial Corp. REIT	4,525	95,161
Gladstone Land Corp. REIT	1,756	39,984
Global Medical REIT, Inc.	9,620	141,414
Global Net Lease, Inc. REIT	15,672	251,065
Goosehead Insurance, Inc. Class A	2,400	365,496
Granite Point Mortgage Trust, Inc. REIT	8,637	113,749
Great Ajax Corp. REIT	3,064	41,333
Great Southern Bancorp, Inc.	1,910	104,687
Great Western Bancorp, Inc.	8,163	267,257
Greenlight Capital Re Ltd. Class A *	5,304	39,197
Guaranty Bancshares, Inc.	1,552	55,639
Hancock Whitney Corp.	14,095	664,156
Hanmi Financial Corp.	4,242	85,095
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	11,619	621,384
Hanover Insurance Group, Inc.	54,342	7,043,810

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
HarborOne Bancorp, Inc.	8,506	$119,424
HBT Financial, Inc.	2,215	34,443
HCI Group, Inc.	911	100,911
Healthcare Realty Trust, Inc. REIT	79,850	2,377,933
Heartland Financial USA, Inc.	6,683	321,319
Heritage Commerce Corp.	10,006	116,370
Heritage Financial Corp.	5,205	132,728
Heritage Insurance Holdings, Inc.	3,634	24,748
Hersha Hospitality Trust REIT *	5,055	47,163
Highwoods Properties, Inc. REIT	33,898	1,486,766
Hilltop Holdings, Inc.	10,384	339,245
Hingham Institution for Savings	232	78,114
Home Bancorp, Inc.	1,316	50,903
Home BancShares, Inc.	25,032	589,003
Home Point Capital, Inc.	395	1,627
HomeStreet, Inc.	2,714	111,681
HomeTrust Bancshares, Inc.	2,736	76,553
Hope Bancorp, Inc.	17,498	252,671
Horace Mann Educators Corp.	128,635	5,118,387
Horizon Bancorp, Inc.	7,319	132,986
Houlihan Lokey, Inc.	1,156	106,468
Howard Bancorp, Inc. *	2,084	42,264
Independence Holding Co.	747	37,044
Independence Realty Trust, Inc. REIT	16,717	340,191
Independent Bank Corp.	5,128	390,497
Independent Bank Corp. MI	3,833	82,333
Independent Bank Group, Inc.	6,216	441,585
Indus Realty Trust, Inc. REIT	189	13,249
Industrial Logistics Properties Trust REIT	10,568	268,533
Innovative Industrial Properties, Inc. REIT	1,833	423,735
International Bancshares Corp.	8,866	369,180
Invesco Mortgage Capital, Inc. REIT	46,481	146,415
Investors Bancorp, Inc.	23,935	361,658
Investors Title Co.	187	34,146
iStar, Inc. REIT	11,183	280,470
James River Group Holdings Ltd.	4,579	172,766
Kearny Financial Corp.	8,640	107,395
Kennedy-Wilson Holdings, Inc.	19,370	405,220
Kite Realty Group Trust REIT	13,485	274,555
KKR Real Estate Finance Trust, Inc. REIT	5,292	111,661
Ladder Capital Corp. REIT	18,714	206,790
Lakeland Bancorp, Inc.	8,257	145,571
Lakeland Financial Corp.	3,925	279,617
Legacy Housing Corp. *	972	17,467
LendingClub Corp. *	15,862	447,943
Lexington Realty Trust REIT	44,496	567,324
LTC Properties, Inc. REIT	6,266	198,570
Luther Burbank Corp.	2,812	37,709
Macatawa Bank Corp.	5,294	42,511
Macerich Co. REIT	34,301	573,170
Mack-Cali Realty Corp. REIT *	14,180	242,762
Maiden Holdings Ltd. *	11,389	35,989
Marcus & Millichap, Inc. *	3,453	140,261
Marlin Business Services Corp.	1,345	29,899
MBIA, Inc. *	7,533	96,799
McGrath Rentcorp	59,951	4,313,474
Mercantile Bank Corp.	2,852	91,350
Merchants Bancorp	1,682	66,389
Meridian Bancorp, Inc.	7,627	158,337
Meta Financial Group, Inc.	3,234	169,720
Metrocity Bankshares, Inc.	2,328	48,818
MetroMile, Inc. *	6,230	22,117
Metropolitan Bank Holding Corp. *	1,247	105,122
MFA Financial, Inc. REIT	70,851	323,789
Mid Penn Bancorp, Inc.	1,789	49,287
Midland States Bancorp, Inc.	3,711	91,773
MidWestOne Financial Group, Inc.	2,679	80,799
Moelis & Co. Class A	4,510	279,034
Monmouth Real Estate Investment Corp. REIT	13,093	244,184
Mr Cooper Group, Inc. *	11,428	470,491
MVB Financial Corp.	1,624	69,556

	Shares	Value
National Bank Holdings Corp. Class A	4,358	$176,412
National Health Investors, Inc. REIT	7,012	375,142
National Western Life Group, Inc. Class A	417	87,816
Navient Corp.	26,539	523,614
NBT Bancorp, Inc.	6,314	228,062
Nelnet, Inc. Class A	2,737	216,880
NETSTREIT Corp.	6,455	152,661
New York Mortgage Trust, Inc. REIT	62,051	264,337
NexPoint Residential Trust, Inc. REIT	2,972	183,907
NI Holdings, Inc. *	1,661	29,167
Nicolet Bankshares, Inc. *	1,566	116,166
NMI Holdings, Inc. Class A *	12,729	287,803
Northfield Bancorp, Inc.	7,500	128,700
Northrim Bancorp, Inc.	1,051	44,678
Northwest Bancshares, Inc.	18,741	248,881
OceanFirst Financial Corp.	9,919	212,366
Ocwen Financial Corp. *	1,457	40,985
Office Properties Income Trust REIT	7,703	195,117
OFG Bancorp	7,538	190,108
Old National Bancorp	24,256	411,139
Old Republic International Corp.	142,059	3,285,825
Old Second Bancorp, Inc.	4,803	62,727
One Liberty Properties, Inc. REIT	2,629	80,158
Oportun Financial Corp. *	3,411	85,377
Oppenheimer Holdings, Inc. Class A	1,498	67,844
Orchid Island Capital, Inc. REIT	18,726	91,570
Origin Bancorp, Inc.	3,109	131,666
Orrstown Financial Services, Inc.	1,944	45,490
Outfront Media, Inc. REIT	18,788	473,458
Pacific Premier Bancorp, Inc.	12,796	530,266
Paramount Group, Inc. REIT	30,087	270,482
Park National Corp.	2,353	286,948
PCSB Financial Corp.	2,638	48,645
Peapack Gladstone Financial Corp.	3,054	101,881
Pebblebrook Hotel Trust REIT	20,971	469,960
PennyMac Financial Services, Inc.	5,310	324,600
PennyMac Mortgage Investment Trust REIT	12,689	249,846
Peoples Bancorp, Inc.	33,456	1,057,544
Peoples Financial Services Corp.	1,188	54,137
Phillips Edison & Co., Inc. REIT	2,531	77,727
Physicians Realty Trust REIT	34,978	616,312
Piedmont Office Realty Trust, Inc. Class A REIT	20,012	348,809
Pioneer Bancorp, Inc. *	2,764	34,937
Piper Sandler Cos.	2,832	392,119
PJT Partners, Inc. Class A	647	51,184
Plymouth Industrial REIT, Inc.	4,839	110,087
Postal Realty Trust, Inc. Class A REIT	1,922	35,826
PotlatchDeltic Corp. REIT	10,632	548,399
PRA Group, Inc. *	7,301	307,664
Preferred Apartment Communities, Inc. REIT	8,641	105,679
Preferred Bank	1,087	72,481
Premier Financial Corp.	6,230	198,363
Primis Financial Corp.	4,266	61,686
ProAssurance Corp.	7,895	187,743
Provident Bancorp, Inc.	2,677	42,886
Provident Financial Services, Inc.	11,927	279,927
PS Business Parks, Inc. REIT	421	65,988
QCR Holdings, Inc.	2,628	135,184
Radian Group, Inc.	30,163	685,303
Radius Global Infrastructure, Inc. Class A *	9,424	153,894
RBB Bancorp	2,316	58,386
RE/MAX Holdings, Inc. Class A	3,025	94,259
Ready Capital Corp. REIT	9,304	134,257
Realogy Holdings Corp. *	18,744	328,770
Red River Bancshares, Inc.	746	37,188
Redwood Trust, Inc. REIT	18,467	238,040
Regional Management Corp.	766	44,566
Reliant Bancorp, Inc.	2,474	78,154
Renasant Corp.	8,236	296,908
Republic Bancorp, Inc. Class A	1,650	83,573
Republic First Bancorp, Inc. *	7,149	22,019

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Retail Opportunity Investments Corp. REIT	19,290	$336,032
Retail Properties of America, Inc. Class A REIT	34,614	445,828
Retail Value, Inc. REIT	2,767	72,855
RLI Corp.	459	46,024
RLJ Lodging Trust REIT	26,666	396,257
RMR Group, Inc. Class A	2,377	79,511
RPT Realty REIT	13,083	166,939
Ryman Hospitality Properties, Inc. REIT *	631	52,815
S&T Bancorp, Inc.	5,548	163,500
Sabra Health Care REIT, Inc.	35,480	522,266
Safehold, Inc. REIT	963	69,230
Safety Insurance Group, Inc.	2,084	165,157
Sandy Spring Bancorp, Inc.	7,692	352,447
Saul Centers, Inc. REIT	216	9,517
Sculptor Capital Management, Inc.	3,654	101,910
Seacoast Banking Corp. of Florida	7,864	265,882
Selective Insurance Group, Inc.	54,772	4,136,929
Seritage Growth Properties REIT *	6,161	91,368
Service Properties Trust REIT	26,679	299,072
ServisFirst Bancshares, Inc.	1,445	112,421
Sierra Bancorp	2,649	64,318
Simmons First National Corp. Class A	15,904	470,122
SiriusPoint Ltd. * (Bermuda)	14,722	136,326
SITE Centers Corp. REIT	27,975	431,934
SmartFinancial, Inc.	2,447	63,255
South Plains Financial, Inc.	1,872	45,639
SouthState Corp.	63,030	4,706,450
Southern First Bancshares, Inc. *	920	49,220
Southern Missouri Bancorp, Inc.	1,335	59,928
Southside Bancshares, Inc.	4,861	186,128
Spirit of Texas Bancshares, Inc.	2,256	54,595
STAG Industrial, Inc. REIT	26,027	1,021,560
State Auto Financial Corp.	2,833	144,341
Stewart Information Services Corp.	4,056	256,583
Stock Yards Bancorp, Inc.	2,975	174,484
StoneX Group, Inc. *	2,491	164,157
Summit Financial Group, Inc.	1,947	47,721
Summit Hotel Properties, Inc. REIT *	16,763	161,428
Sunstone Hotel Investors, Inc. REIT *	184,030	2,197,318
Tanger Factory Outlet Centers, Inc. REIT	11,958	194,915
Terreno Realty Corp. REIT	11,048	698,565
Texas Capital Bancshares, Inc. *	5,120	307,302
Tiptree, Inc.	3,809	38,166
Tompkins Financial Corp.	2,401	194,265
Towne Bank	11,149	346,845
TPG RE Finance Trust, Inc. REIT	9,868	122,166
Trean Insurance Group, Inc. *	2,973	30,771
TriCo Bancshares	33,836	1,468,482
TriState Capital Holdings, Inc. *	4,969	105,094
Triumph Bancorp, Inc. *	333	33,343
TrustCo Bank Corp.	2,751	87,949
Trustmark Corp.	10,244	330,062
Two Harbors Investment Corp. REIT	50,561	320,557
UMB Financial Corp.	7,157	692,153
UMH Properties, Inc. REIT	512	11,725
United Bankshares, Inc.	20,345	740,151
United Community Banks, Inc.	11,310	371,194
United Fire Group, Inc.	3,297	76,161
United Insurance Holdings Corp.	4,807	17,449
Uniti Group, Inc. REIT	31,399	388,406
Universal Health Realty Income Trust REIT	73	4,035
Universal Insurance Holdings, Inc.	4,430	57,767
Univest Financial Corp.	4,929	135,005
Urban Edge Properties REIT	18,682	342,067
Urstadt Biddle Properties, Inc. Class A REIT	5,125	97,016
Valley National Bancorp	65,269	868,730
Velocity Financial, Inc. *	1,275	16,779
Veritex Holdings, Inc.	6,194	243,796
Walker & Dunlop, Inc.	4,261	483,624
Washington Federal, Inc.	11,227	385,198
Washington Real Estate Investment Trust REIT	13,623	337,169

	Shares	Value
Washington Trust Bancorp, Inc.	32,757	$1,735,466
Waterstone Financial, Inc.	3,806	77,985
WesBanco, Inc.	10,559	359,851
West BanCorp, Inc.	2,428	72,913
Westamerica BanCorp	4,112	231,341
Whitestone REIT	6,452	63,101
WisdomTree Investments, Inc.	5,305	30,079
World Acceptance Corp. *	702	133,085
WSFS Financial Corp.	7,010	359,683
Xenia Hotels & Resorts, Inc. REIT *	18,624	330,390

		143,428,609

Industrial - 19.7%
AAR Corp. *	5,538	179,597
Aerojet Rocketdyne Holdings, Inc.	2,443	106,393
AerSale Corp. *	1,089	18,513
AFC Gamma, Inc. REIT	1,193	25,745
AgEagle Aerial Systems, Inc. *	3,701	11,140
Air Transport Services Group, Inc. *	9,523	245,789
Alamo Group, Inc.	214	29,859
Albany International Corp. Class A	4,006	307,941
Allied Motion Technologies, Inc.	103	3,222
Altra Industrial Motion Corp.	10,372	574,090
American Outdoor Brands, Inc. *	2,335	57,348
American Superconductor Corp. *	4,345	63,350
American Woodmark Corp. *	2,710	177,153
Apogee Enterprises, Inc.	75,685	2,857,866
ArcBest Corp.	4,104	335,584
Arcosa, Inc.	7,833	392,982
Argan, Inc.	25,945	1,133,018
Astec Industries, Inc.	23,120	1,244,087
Astronics Corp. *	3,616	50,841
Atlas Air Worldwide Holdings, Inc. *	4,597	375,483
Atlas Technical Consultants, Inc. *	1,495	15,204
AZZ, Inc.	3,978	211,630
Babcock & Wilcox Enterprises, Inc. *	6,222	39,883
Barnes Group, Inc.	7,605	317,357
Belden, Inc.	7,172	417,841
Benchmark Electronics, Inc.	127,014	3,392,544
Boise Cascade Co.	4,991	269,414
Brady Corp. Class A	7,647	387,703
Caesarstone Ltd.	3,633	45,122
Casella Waste Systems, Inc. Class A *	541	41,084
CECO Environmental Corp. *	5,591	39,361
Centrus Energy Corp. Class A *	1,502	58,067
Chart Industries, Inc. *	2,352	449,491
Chase Corp.	856	87,440
Columbus McKinnon Corp.	24,201	1,170,118
Comtech Telecommunications Corp.	4,309	110,353
Concrete Pumping Holdings, Inc. *	4,334	37,012
Costamare, Inc. (Monaco)	8,568	132,718
Covenant Logistics Group, Inc. Class A *	1,885	52,120
DHT Holdings, Inc.	22,542	147,199
Dorian LPG Ltd.	3,473	43,100
Ducommun, Inc. *	1,808	91,033
DXP Enterprises, Inc. *	2,738	80,963
Dycom Industries, Inc. *	828	58,987
Eagle Bulk Shipping, Inc. *	1,465	73,865
Eastman Kodak Co. *	680	4,631
Echo Global Logistics, Inc. *	2,808	133,970
EMCOR Group, Inc.	7,753	894,541
Encore Wire Corp.	3,231	306,396
EnerSys	6,118	455,424
EnPro Industries, Inc.	3,327	289,848
ESCO Technologies, Inc.	3,769	290,213
Fabrinet * (Thailand)	813	83,341
FARO Technologies, Inc. *	1,449	95,359
Flowserve Corp.	65,251	2,262,252
Fluidigm Corp. *	10,998	72,477
Fluor Corp. *	22,792	363,988

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Frontline Ltd. (Norway)	19,589	$183,549
GATX Corp.	5,639	505,029
Genco Shipping & Trading Ltd.	5,215	104,978
Gibraltar Industries, Inc. *	3,774	262,859
Gorman-Rupp Co.	2,953	105,747
GrafTech International Ltd.	3,760	38,803
Granite Construction, Inc.	7,398	292,591
Great Lakes Dredge & Dock Corp. *	228,072	3,441,606
Greenbrier Cos., Inc.	110,679	4,758,090
Greif, Inc. Class A	3,549	229,265
Greif, Inc. Class B	872	56,506
Griffon Corp.	7,458	183,467
Harsco Corp. *	7,162	121,396
Haynes International, Inc.	1,988	74,053
Heartland Express, Inc.	7,629	122,217
Heritage-Crystal Clean, Inc. *	1,554	45,035
Hillenbrand, Inc.	5,328	227,239
Hub Group, Inc. Class A *	5,410	371,937
Hyster-Yale Materials Handling, Inc.	1,558	78,305
Ichor Holdings Ltd. *	1,510	62,046
Ideanomics, Inc. *	66,303	130,617
Identiv, Inc. *	345	6,500
II-VI, Inc. *	1,148	68,145
Infrastructure and Energy Alternatives, Inc. *	2,557	29,227
Insteel Industries, Inc.	31,343	1,192,601
International Seaways, Inc.	7,145	130,182
Itron, Inc. *	1,296	98,016
JELD-WEN Holding, Inc. *	8,118	203,194
Kaman Corp.	4,342	154,879
Kennametal, Inc.	13,482	461,489
Kimball Electronics, Inc. *	3,578	92,205
Knowles Corp. *	304,482	5,705,993
Kratos Defense & Security Solutions, Inc. *	15,433	344,310
Lindsay Corp.	111	16,849
Luxfer Holdings PLC (United Kingdom)	2,595	50,940
Lydall, Inc. *	1,602	99,468
Manitowoc Co., Inc. *	5,406	115,797
Marten Transport Ltd.	9,696	152,130
Masonite International Corp. *	17,476	1,854,728
Materion Corp.	2,052	140,849
Matson, Inc.	6,919	558,432
Matthews International Corp. Class A	5,018	174,074
Mayville Engineering Co., Inc. *	1,275	23,970
Mesa Laboratories, Inc.	777	234,934
Mistras Group, Inc. *	3,013	30,612
Moog, Inc. Class A	4,727	360,339
Mueller Industries, Inc.	32,864	1,350,710
Mueller Water Products, Inc. Class A	248,251	3,778,380
Myers Industries, Inc.	3,309	64,757
MYR Group, Inc. *	687	68,356
National Presto Industries, Inc.	856	70,260
NL Industries, Inc.	1,476	8,502
NN, Inc. *	6,869	36,062
Nordic American Tankers Ltd.	25,846	66,166
Northwest Pipe Co. *	1,384	32,801
NV5 Global, Inc. *	1,521	149,925
NVE Corp.	54	3,454
Olympic Steel, Inc.	1,589	38,708
Oshkosh Corp.	10,488	1,073,657
OSI Systems, Inc. *	2,398	227,330
Pactiv Evergreen, Inc.	7,025	87,953
PAM Transportation Services, Inc. *	469	21,096
Park Aerospace Corp.	3,067	41,957
Park-Ohio Holdings Corp.	1,368	34,911
PGT Innovations, Inc. *	4,814	91,947
Plexus Corp. *	535	47,834
Powell Industries, Inc.	1,417	34,816
Primoris Services Corp.	8,561	209,659
Proto Labs, Inc. *	3,708	246,953
Radiant Logistics, Inc. *	6,353	40,596
Ranpak Holdings Corp. *	5,000	134,100

	Shares	Value
RBC Bearings, Inc. *	3,836	$813,999
Regal Beloit Corp.	16,427	2,469,635
Rexnord Corp.	65,122	4,186,693
Ryerson Holding Corp.	1,061	23,628
Safe Bulkers, Inc. * (Greece)	9,606	49,663
Sanmina Corp. *	10,366	399,506
Scorpio Tankers, Inc. (Monaco)	8,055	149,340
SFL Corp. Ltd. (Norway)	17,004	142,494
Sight Sciences, Inc. *	249	5,652
Southwest Gas Holdings, Inc. *	9,474	633,621
SPX Corp. *	1,180	63,071
SPX FLOW, Inc.	6,138	448,688
Standex International Corp.	1,932	191,094
Stantec, Inc. (TSE) (Canada)	40,855	1,919,211
Sterling Construction Co., Inc. *	3,689	83,630
Stoneridge, Inc. *	3,599	73,384
Sturm Ruger & Co., Inc.	178	13,133
Summit Materials, Inc. Class A *	190,913	6,103,489
Teekay Corp. * (Bermuda)	10,711	39,202
Teekay Tankers Ltd. Class A * (Bermuda)	3,769	54,764
Terex Corp.	37,510	1,579,171
Thermon Group Holdings, Inc. *	5,159	89,302
Timken Co.	81,033	5,301,179
TimkenSteel Corp. *	7,454	97,498
Tredegar Corp.	1,040	12,667
TriMas Corp. *	6,687	216,391
Trinity Industries, Inc.	12,699	345,032
Triumph Group, Inc. *	10,134	188,796
TTM Technologies, Inc. *	16,834	211,603
Turtle Beach Corp. *	496	13,799
Tutor Perini Corp. *	6,679	86,693
UFP Industries, Inc.	66,244	4,503,267
UFP Technologies, Inc. *	1,036	63,807
Universal Logistics Holdings, Inc.	381	7,650
US Ecology, Inc. *	4,500	145,575
US Xpress Enterprises, Inc. Class A *	4,219	36,410
View, Inc. *	15,520	84,118
Vishay Intertechnology, Inc.	18,485	371,364
Vishay Precision Group, Inc. *	1,977	68,740
Watts Water Technologies, Inc. Class A	1,986	333,827
Werner Enterprises, Inc.	8,930	395,331
Willis Lease Finance Corp. *	425	15,806
WillScot Mobile Mini Holdings Corp. *	191,599	6,077,520
Worthington Industries, Inc.	5,434	286,372
Xometry, Inc. Class A *	262	15,110
Yellow Corp. *	7,481	42,268

		91,321,331

Technology - 4.6%
3D Systems Corp. *	1,814	50,012
ACI Worldwide, Inc. *	182,361	5,603,954
Agilysys, Inc. *	316	16,546
Allscripts Healthcare Solutions, Inc. *	19,953	266,772
Alpha & Omega Semiconductor Ltd. *	692	21,708
American Software, Inc. Class A	1,180	28,025
Amkor Technology, Inc.	12,978	323,801
Asana, Inc. Class A *	967	100,413
AXT, Inc. *	6,354	52,929
Benefitfocus, Inc. *	936	10,390
Bottomline Technologies DE, Inc. *	5,975	234,698
Castlight Health, Inc. Class B *	18,794	29,507
Cloudera, Inc. *	14,567	232,635
Cohu, Inc. *	1,131	36,124
Computer Programs & Systems, Inc.	2,291	81,239
Conduent, Inc. *	27,326	180,078
Convey Holding Parent, Inc. *	761	6,392
CS Disco, Inc. *	650	31,161
CSG Systems International, Inc.	2,896	139,587
CTS Corp.	3,980	123,022
Daily Journal Corp. *	193	61,831

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
DarioHealth Corp. *	2,162	$29,511
Desktop Metal, Inc. Class A *	4,913	35,226
Digi International, Inc. *	5,454	114,643
DigitalOcean Holdings, Inc. *	439	34,080
Diodes, Inc. *	1,613	146,122
Donnelley Financial Solutions, Inc. *	4,453	154,163
DSP Group, Inc. *	3,543	77,627
E2open Parent Holdings, Inc. *	25,963	293,382
Ebix, Inc.	4,348	117,092
eGain Corp. *	2,119	21,614
EMCORE Corp. *	4,910	36,727
Envestnet, Inc. *	571	45,817
EverCommerce, Inc. *	579	9,548
Evolent Health, Inc. Class A *	9,977	309,287
ExOne Co. *	2,530	59,151
Forian, Inc. *	376	3,880
FormFactor, Inc. *	1,517	56,630
Genius Brands International, Inc. *	45,862	62,372
GTY Technology Holdings, Inc. *	5,573	41,909
Inseego Corp. *	10,622	70,743
Insight Enterprises, Inc. *	3,659	329,603
Instructure Holdings, Inc. *	1,522	34,382
Intapp, Inc. *	362	9,325
Integral Ad Science Holding Corp. *	1,426	29,418
Kaltura, Inc. *	1,256	12,924
KBR, Inc.	2,909	114,615
ManTech International Corp. Class A	4,422	335,718
MeridianLink, Inc. *	434	9,704
Model N, Inc. *	405	13,567
NantHealth, Inc. *	1,918	3,088
NetScout Systems, Inc. *	170,728	4,601,120
NextGen Healthcare, Inc. *	8,926	125,857
ON24, Inc. *	1,466	29,232
Onto Innovation, Inc. *	5,389	389,355
Outbrain, Inc. *	632	9,354
Parsons Corp. *	4,210	142,130
PDF Solutions, Inc. *	4,508	103,864
Photronics, Inc. *	9,760	133,029
Ping Identity Holding Corp. *	7,911	194,373
PowerSchool Holdings, Inc. Class A *	5,616	138,210
QAD, Inc. Class A	254	22,197
Quantum Corp. *	8,605	44,574
Rackspace Technology, Inc. *	2,324	33,047
Rambus, Inc. *	17,476	387,967
Rekor Systems, Inc. *	1,572	18,062
SecureWorks Corp. Class A *	1,784	35,466
Smith Micro Software, Inc. *	6,806	32,941
Software AG (Germany)	72,582	3,373,463
StarTek, Inc. *	3,122	17,202
Super Micro Computer, Inc. *	6,944	253,942
Unisys Corp. *	2,457	61,769
Veeco Instruments, Inc. *	8,203	182,189
Verint Systems, Inc. *	10,341	463,173
Xperi Holding Corp.	16,800	316,512

		21,351,720

Utilities - 3.4%
ALLETE, Inc.	8,468	504,015
American States Water Co.	2,863	244,844
Artesian Resources Corp. Class A	1,288	49,163
Avista Corp.	10,816	423,122
Black Hills Corp.	68,796	4,317,637
Brookfield Infrastructure Corp. Class A (Canada)	8,627	516,585
California Water Service Group	8,303	489,296
Chesapeake Utilities Corp.	2,800	336,140
Clearway Energy, Inc. Class A	4,343	122,473
Clearway Energy, Inc. Class C	9,787	296,252
IDACorp, Inc.	19,671	2,033,588
MGE Energy, Inc.	5,903	433,870

	Shares	Value
Middlesex Water Co.	1,719	$176,679
New Jersey Resources Corp.	15,560	541,644
Northwest Natural Holding Co.	4,913	225,949
NorthWestern Corp.	8,392	480,862
ONE Gas, Inc.	8,481	537,441
Ormat Technologies, Inc.	7,283	485,121
Otter Tail Corp.	6,753	377,965
PNM Resources, Inc.	13,756	680,647
Portland General Electric Co.	14,575	684,879
SJW Group	4,486	296,345
South Jersey Industries, Inc.	16,441	349,536
Spire, Inc.	10,413	637,067
Unitil Corp.	2,443	104,511
Via Renewables, Inc.	443	4,514
York Water Co.	702	30,663

		15,380,808

Total Common Stocks (Cost $442,692,000)		456,328,224

	Principal Amount
SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreement - 0.7%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $3,372,085; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $3,439,574)	$3,372,085	3,372,085

U.S. Government Agency Issue - 0.5%
Federal Home Loan Bank 0.000% due 10/01/21	1,960,000	1,960,000

Total Short-Term Investments (Cost $5,332,085)		5,332,085

TOTAL INVESTMENTS - 99.8% (Cost $448,024,085)		461,660,771

DERIVATIVES - (0.0%)		(35,502)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,120,983

NET ASSETS - 100.0%		$462,746,252

Notes to Schedule of Investments

(a)

An investment with a value of $462 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/21	232	$2,588,430	$2,552,928	($35,502)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30,2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$462	$-	$-	$462
	Common Stocks
	Basic Materials	20,165,905	20,165,905	-	-
	Communications	7,478,168	7,478,168	-	-
	Consumer, Cyclical	72,760,401	67,950,643	4,809,758	-
	Consumer, Non-Cyclical	54,008,961	49,822,232	4,186,729	-
	Energy	30,432,321	30,432,321	-	-
	Financial	143,428,609	143,428,609	-	-
	Industrial	91,321,331	91,321,331	-	-
	Technology	21,351,720	17,978,257	3,373,463	-
	Utilities	15,380,808	15,380,808	-	-

	Total Common Stocks	456,328,224	443,958,274	12,369,950	-

	Short-Term Investments	5,332,085	-	5,332,085	-

	Total Assets	461,660,771	443,958,274	17,702,035	462

Liabilities	Derivatives:
	Equity Contracts
	Futures	(35,502)	(35,502)	-	-

	Total Liabilities	(35,502)	(35,502)	-	-

	Total	$461,625,269	$443,922,772	$17,702,035	$462

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Basic Materials - 3.1%
Axalta Coating Systems Ltd. *	133,901	$3,908,570
Ingevity Corp. *	42,340	3,021,806
Rogers Corp. *	13,483	2,514,310

		9,444,686

Communications - 2.9%
Open Lending Corp. Class A *	81,190	2,928,523
Q2 Holdings, Inc. *	56,005	4,488,241
Zendesk, Inc. *	10,254	1,193,463

		8,610,227

Consumer, Cyclical - 13.7%
Dutch Bros, Inc. Class A *	46,607	2,019,015
F45 Training Holdings, Inc. *	176,040	2,633,558
Genius Sports Ltd. * (United Kingdom)	165,590	3,089,909
JetBlue Airways Corp. *	246,435	3,767,991
Leslie’s, Inc. *	225,085	4,623,246
Malibu Boats, Inc. Class A *	56,080	3,924,479
Manchester United PLC Class A (United Kingdom)	156,619	3,033,710
Olaplex Holdings, Inc. *	72,652	1,779,974
On Holding AG Class A * (Switzerland)	31,118	937,585
Penn National Gaming, Inc. *	30,264	2,192,930
Petco Health & Wellness Co., Inc. *	107,952	2,277,787
Skechers U.S.A., Inc. Class A *	90,101	3,795,054
ThredUP, Inc. Class A *	115,195	2,498,580
Visteon Corp. *	22,209	2,096,308
Vroom, Inc. *	106,341	2,346,946

		41,017,072

Consumer, Non-Cyclical - 30.4%
Abcam PLC * (United Kingdom)	117,896	2,379,619
Acutus Medical, Inc. *	80,866	714,855
Adaptive Biotechnologies Corp. *	37,555	1,276,494
Allovir, Inc. *	49,138	1,231,398
Amicus Therapeutics, Inc. *	55,386	528,936
Annexon, Inc. *	47,026	875,154
BioAtla, Inc. *	31,265	920,442
Bioxcel Therapeutics, Inc. *	26,338	799,358
Boyd Group Services, Inc. (Canada)	10,175	1,887,428
Bridgebio Pharma, Inc. *	28,653	1,342,966
Bright Horizons Family Solutions, Inc. *	12,170	1,696,741
Certara, Inc. *	108,585	3,594,164
Charles River Laboratories International, Inc. *	4,842	1,998,148
Collegium Pharmaceutical, Inc. *	48,752	962,364
Duckhorn Portfolio, Inc. *	78,628	1,799,795
European Wax Center, Inc. Class A *	93,374	2,615,406
Evo Payments, Inc. Class A *	190,750	4,516,960
Guardant Health, Inc. *	9,238	1,154,842
Harmony Biosciences Holdings, Inc. *	43,444	1,665,209
HealthEquity, Inc. *	40,418	2,617,470
ICON PLC * (Ireland)	13,932	3,650,463
Immunocore Holdings PLC ADR * (United Kingdom)	21,165	784,587
Laird Superfood, Inc. *	16,405	313,007
Legalzoom.com, Inc. *	74,159	1,957,798
LifeStance Health Group, Inc. *	170,636	2,474,222
Lyell Immunopharma, Inc. *	62,189	920,397
Maravai LifeSciences Holdings, Inc. Class A *	57,582	2,826,125
MaxCyte, Inc. *	99,755	1,218,009
Neurocrine Biosciences, Inc. *	11,425	1,095,772
Nevro Corp. *	17,605	2,048,870
Nuvei Corp. * (Canada)	40,765	4,709,173

	Shares	Value
Oatly Group AB ADR *	159,981	$2,418,913
Olink Holding AB ADR * (Sweden)	30,664	743,602
Optinose, Inc. *	117,031	351,093
Oxford Nanopore Technologies PLC * (United Kingdom)	121,174	1,000,191
Paylocity Holding Corp. *	11,496	3,223,478
Payoneer Global, Inc. *	273,525	2,338,639
Prelude Therapeutics, Inc. *	30,177	943,031
PROCEPT BioRobotics Corp. *	26,111	996,135
Recursion Pharmaceuticals, Inc. Class A *	56,566	1,301,584
Remitly Global, Inc. *	70,266	2,578,762
Ritchie Bros Auctioneers, Inc. (Canada)	78,847	4,861,706
Sana Biotechnology, Inc. *	48,094	1,083,077
Silk Road Medical, Inc. *	17,548	965,666
SpringWorks Therapeutics, Inc. *	25,425	1,612,962
Syneos Health, Inc. *	51,832	4,534,263
TriNet Group, Inc. *	27,666	2,616,650
Turning Point Therapeutics, Inc. *	18,013	1,196,604
Twist Bioscience Corp. *	13,021	1,392,856

		90,735,384

Energy - 1.8%
Array Technologies, Inc. *	110,532	2,047,053
Shoals Technologies Group, Inc. Class A *	122,345	3,410,978

		5,458,031

Financial - 11.4%
Bank OZK	34,034	1,462,781
Big Yellow Group PLC REIT (United Kingdom)	128,739	2,419,808
CoreSite Realty Corp. REIT	32,459	4,496,870
First Interstate BancSystem, Inc. Class A	8,531	343,458
Focus Financial Partners, Inc. Class A *	94,827	4,966,090
GCM Grosvenor, Inc. Class A	73,009	841,064
Grosvenor Capital Management LP PIPE *	161,590	1,861,517
Hamilton Lane, Inc. Class A	45,942	3,896,800
Industrial Logistics Properties Trust REIT	46,797	1,189,112
Innovative Industrial Properties, Inc. REIT	11,965	2,765,949
Prosperity Bancshares, Inc.	36,213	2,575,831
STAG Industrial, Inc. REIT	108,367	4,253,405
WisdomTree Investments, Inc.	520,139	2,949,188

		34,021,873

Industrial - 12.0%
Advanced Drainage Systems, Inc.	20,876	2,258,157
Advanced Energy Industries, Inc.	47,842	4,198,135
AZEK Co., Inc. *	119,158	4,352,842
CryoPort, Inc. *	45,181	3,004,988
Generac Holdings, Inc. *	3,556	1,453,231
Gerresheimer AG (Germany)	34,550	3,380,602
GFL Environmental, Inc. (Canada)	78,476	2,915,383
Knight-Swift Transportation Holdings, Inc.	66,491	3,401,015
Kratos Defense & Security Solutions, Inc. *	48,372	1,079,179
Littelfuse, Inc.	6,486	1,772,429
Schneider National, Inc. Class B	92,786	2,109,954
Sensata Technologies Holding PLC *	74,052	4,052,125
Trex Co., Inc. *	17,233	1,756,560

		35,734,600

Technology - 22.9%
8x8, Inc. *	99,962	2,338,111
ACV Auctions, Inc. Class A *	205,258	3,672,066
Alkami Technology, Inc. *	105,310	2,599,051
Avalara, Inc. *	8,198	1,432,765
CACI International, Inc. Class A *	23,502	6,159,874
Definitive Healthcare Corp. *	15,723	673,416
DoubleVerify Holdings, Inc. *	78,145	2,669,433
Endava PLC ADR * (United Kingdom)	25,705	3,492,024
Everbridge, Inc. *	26,972	4,073,851
ExlService Holdings, Inc. *	35,101	4,321,635

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Health Catalyst, Inc. *	1,421	$71,064
Keywords Studios PLC * (Ireland)	103,193	4,048,911
Latch, Inc. *	193,122	2,176,485
nCino, Inc. *	31,034	2,204,345
Outset Medical, Inc. *	29,554	1,461,150
PagerDuty, Inc. *	63,545	2,632,034
Paycor HCM, Inc. *	97,534	3,429,295
Ping Identity Holding Corp. *	81,863	2,011,374
Procore Technologies, Inc. *	24,824	2,217,776
Rapid7, Inc. *	56,695	6,407,669
Talkspace, Inc. *	430,488	1,571,281
TaskUS, Inc. Class A * (Philippines)	32,639	2,166,250
Thoughtworks Holding, Inc. *	98,198	2,819,265
WNS Holdings Ltd. ADR * (India)	46,126	3,773,107

		68,422,232

Total Common Stocks (Cost $252,710,219)		293,444,105

	Principal Amount
SHORT-TERM INVESTMENT - 2.5%
Repurchase Agreement - 2.5%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $7,322,979; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $7,469,488)	$7,322,979	7,322,979

Total Short-Term Investment (Cost $7,322,979)		7,322,979

TOTAL INVESTMENTS - 100.7% (Cost $260,033,198)		300,767,084

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(2,062,987)

NET ASSETS - 100.0%		$298,704,097

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$9,444,686	$9,444,686	$-	$-
	Communications	8,610,227	8,610,227	-	-
	Consumer, Cyclical	41,017,072	41,017,072	-	-
	Consumer, Non-Cyclical	90,735,384	90,735,384	-	-
	Energy	5,458,031	5,458,031	-	-
	Financial	34,021,873	34,021,873	-	-
	Industrial	35,734,600	32,353,998	3,380,602	-
	Technology	68,422,232	68,422,232	-	-

	Total Common Stocks	293,444,105	290,063,503	3,380,602	-

	Short-Term Investment	7,322,979	-	7,322,979	-

	Total	$300,767,084	$290,063,503	$10,703,581	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	3,861	$11,583
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	216	221

		11,804

Total Rights (Cost $443)		11,804

COMMON STOCKS - 98.7%
Basic Materials - 3.0%
AdvanSix, Inc. *	7,886	313,469
Allegheny Technologies, Inc. *	36,298	603,636
American Vanguard Corp.	8,926	134,336
Amyris, Inc. *	47,646	654,180
Arconic Corp. *	31,125	981,682
Balchem Corp.	9,091	1,318,831
Cabot Corp.	15,822	792,999
Carpenter Technology Corp.	13,576	444,478
Century Aluminum Co. *	14,853	199,773
Clearwater Paper Corp. *	4,593	176,050
Codexis, Inc. *	16,889	392,838
Coeur Mining, Inc. *	69,063	426,119
Commercial Metals Co.	33,861	1,031,406
Compass Minerals International, Inc.	9,643	621,009
Constellium SE *	34,981	656,943
Danimer Scientific, Inc. *	18,772	306,734
Domtar Corp. *	14,092	768,578
Ecovyst, Inc.	14,632	170,609
Energy Fuels, Inc. *	40,177	282,043
Ferro Corp. *	23,352	474,980
Gatos Silver, Inc. *	13,079	152,109
GCP Applied Technologies, Inc. *	14,020	307,318
Glatfelter Corp.	12,856	181,270
Hawkins, Inc.	5,475	190,968
HB Fuller Co.	14,702	949,161
Hecla Mining Co.	151,483	833,157
Ingevity Corp. *	11,204	799,629
Innospec, Inc.	6,916	582,466
Intrepid Potash, Inc. *	2,837	87,663
Kaiser Aluminum Corp.	4,504	490,756
Koppers Holdings, Inc. *	5,918	184,997
Kraton Corp. *	8,859	404,325
Kronos Worldwide, Inc.	5,567	69,086
Livent Corp. *	45,683	1,055,734
Marrone Bio Innovations, Inc. *	28,545	25,719
Minerals Technologies, Inc.	9,580	669,067
MP Materials Corp. *	20,567	662,874
Neenah, Inc.	4,990	232,584
Novagold Resources, Inc. * (Canada)	67,591	465,026
Oil-Dri Corp. of America	1,862	65,170
Orion Engineered Carbons SA * (Germany)	17,267	314,777
Perpetua Resources Corp. *	7,636	38,027
PolyMet Mining Corp. * (Canada)	8,226	25,089
Quaker Chemical Corp.	3,843	913,558
Rayonier Advanced Materials, Inc. *	18,842	141,315
Rogers Corp. *	5,332	994,311
Schnitzer Steel Industries, Inc. Class A	7,386	323,581
Schweitzer-Mauduit International, Inc.	8,948	310,138
Sensient Technologies Corp.	11,925	1,086,129
Stepan Co.	6,142	693,677
Tronox Holdings PLC Class A	32,614	803,935
United States Lime & Minerals, Inc.	700	84,560

	Shares	Value
Ur-Energy, Inc. *	51,555	$88,675
Uranium Energy Corp. *	60,473	184,443
Verso Corp. Class A	7,605	157,804
Zymergen, Inc. *	5,334	70,249

		25,390,040

Communications - 4.6%
1-800-Flowers.com, Inc. Class A *	7,393	225,560
A10 Networks, Inc. *	16,197	218,336
ADTRAN, Inc.	14,156	265,567
Advantage Solutions, Inc. *	21,768	188,293
AMC Networks, Inc. Class A *	8,211	382,550
Anterix, Inc. *	3,373	204,741
ATN International, Inc.	3,134	146,828
Aviat Networks, Inc. *	1,902	62,500
Boston Omaha Corp. Class A *	4,967	192,620
Bright Health Group, Inc. *	14,962	122,090
CalAmp Corp. *	10,272	102,206
Calix, Inc. *	15,557	768,983
Cambium Networks Corp. *	2,388	86,422
Cargurus, Inc. *	26,241	824,230
CarParts.com, Inc. *	13,500	210,735
Cars.com, Inc. *	20,136	254,720
Casa Systems, Inc. *	8,003	54,260
ChannelAdvisor Corp. *	8,598	216,928
Clear Channel Outdoor Holdings, Inc. *	103,484	280,442
Clearfield, Inc. *	2,864	126,446
Cogent Communications Holdings, Inc.	12,024	851,780
comScore, Inc. *	14,521	56,632
Consolidated Communications Holdings, Inc. *	20,547	188,827
Couchbase, Inc. *	2,728	84,868
CuriosityStream, Inc. *	7,414	78,144
DZS, Inc. *	4,476	54,876
EchoStar Corp. Class A *	11,144	284,283
Entercom Communications Corp. *	35,074	129,072
Entravision Communications Corp. Class A	16,640	118,144
ePlus, Inc. *	3,752	384,993
Eventbrite, Inc. Class A *	21,386	404,409
EverQuote, Inc. Class A *	5,385	100,323
EW Scripps Co. Class A	16,854	304,383
Extreme Networks, Inc. *	34,800	342,780
Fluent, Inc. *	13,919	31,596
fuboTV, Inc. *	37,073	888,269
Gannett Co., Inc. *	39,559	264,254
Globalstar, Inc. *	172,984	288,883
Gogo, Inc. *	16,484	285,173
Gray Television, Inc.	24,351	555,690
Groupon, Inc. *	7,019	160,103
Harmonic, Inc. *	25,177	220,299
HealthStream, Inc. *	7,129	203,747
Hemisphere Media Group, Inc. *	4,535	55,236
Houghton Mifflin Harcourt Co. *	35,043	470,627
HyreCar, Inc. *	4,994	42,449
IDT Corp. Class B *	5,891	247,127
iHeartMedia, Inc. Class A *	31,574	789,981
Infinera Corp. *	49,956	415,634
INNOVATE Corp. *	12,525	51,353
InterDigital, Inc.	8,723	591,594
Iridium Communications, Inc. *	33,305	1,327,204
KVH Industries, Inc. *	5,163	49,720
Lands’ End, Inc. *	4,088	96,232
Liberty Latin America Ltd. Class A * (Chile)	11,686	152,853
Liberty Latin America Ltd. Class C * (Chile)	44,039	577,792
Limelight Networks, Inc. *	37,379	88,962
Liquidity Services, Inc. *	8,036	173,658
LiveXLive Media, Inc. *	12,773	38,191
Loral Space & Communications, Inc. (Canada)	3,925	168,814
Magnite, Inc. *	36,609	1,025,052
Maxar Technologies, Inc.	20,437	578,776
MediaAlpha, Inc. Class A *	6,134	114,583

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Meredith Corp. *	11,368	$633,198
Mimecast Ltd. *	17,157	1,091,185
National CineMedia, Inc.	18,850	67,106
NeoPhotonics Corp. *	14,558	126,800
NETGEAR, Inc. *	8,500	271,235
Ooma, Inc. *	5,971	111,120
Open Lending Corp. Class A *	29,396	1,060,314
Overstock.com, Inc. *	12,120	944,390
Perficient, Inc. *	9,275	1,073,118
Plantronics, Inc. *	10,423	267,975
Preformed Line Products Co.	817	53,138
Q2 Holdings, Inc. *	15,415	1,235,358
QuinStreet, Inc. *	14,619	256,710
Quotient Technology, Inc. *	24,701	143,760
RealReal, Inc. *	22,405	295,298
Revolve Group, Inc. *	10,124	625,359
Ribbon Communications, Inc. *	19,880	118,882
Scholastic Corp.	7,434	265,022
Shenandoah Telecommunications Co.	13,771	434,888
Shutterstock, Inc.	6,668	755,618
Sinclair Broadcast Group, Inc. Class A	13,054	413,551
Stagwell, Inc. *	17,808	136,587
Stamps.com, Inc. *	5,017	1,654,556
Stitch Fix, Inc. Class A *	16,658	665,487
TechTarget, Inc. *	7,271	599,276
TEGNA, Inc.	62,359	1,229,719
Telephone & Data Systems, Inc.	28,796	561,522
Thryv Holdings, Inc. *	1,843	55,364
TrueCar, Inc. *	29,342	122,063
Tucows, Inc. Class A *	2,783	219,718
United States Cellular Corp. *	4,356	138,913
Upwork, Inc. *	33,234	1,496,527
Value Line, Inc.	498	17,061
Viavi Solutions, Inc. *	65,144	1,025,367
VirnetX Holding Corp. *	15,541	60,921
Vonage Holdings Corp. *	68,147	1,098,530
WideOpenWest, Inc. *	14,671	288,285
Yelp, Inc. *	20,177	751,391
Zix Corp. *	15,982	112,993

		38,750,128

Consumer, Cyclical - 13.2%
A-Mark Precious Metals, Inc.	2,487	149,270
Abercrombie & Fitch Co. Class A *	17,298	650,924
Academy Sports & Outdoors, Inc. *	21,903	876,558
Accel Entertainment, Inc. *	15,385	186,774
Acushnet Holdings Corp.	9,769	456,212
Adient PLC *	26,707	1,107,005
Aeva Technologies, Inc. *	21,620	171,663
Allegiant Travel Co. *	4,318	844,083
AMC Entertainment Holdings, Inc. Class A *	145,527	5,538,758
America’s Car-Mart, Inc. *	1,870	218,379
American Axle & Manufacturing Holdings, Inc. *	32,140	283,153
American Eagle Outfitters, Inc.	42,911	1,107,104
Arcimoto, Inc. *	7,802	89,177
Arko Corp. *	34,035	343,753
Asbury Automotive Group, Inc. *	5,458	1,073,807
Aspen Aerogels, Inc. *	5,895	271,229
Aterian, Inc. *	5,638	61,060
Avient Corp.	25,668	1,189,712
Bally’s Corp. *	9,206	461,589
Barnes & Noble Education, Inc. *	10,949	109,381
Bassett Furniture Industries, Inc.	2,653	48,046
Beacon Roofing Supply, Inc. *	15,734	751,456
Beazer Homes USA, Inc. *	7,647	131,911
Bed Bath & Beyond, Inc. *	29,640	512,031
Big 5 Sporting Goods Corp.	5,932	136,673
Big Lots, Inc.	9,894	429,004
Biglari Holdings, Inc. Class B *	331	56,869

	Shares	Value
BJ’s Restaurants, Inc. *	6,392	$266,930
BJ’s Wholesale Club Holdings, Inc. *	38,644	2,122,328
Bloomin’ Brands, Inc. *	24,976	624,400
Blue Bird Corp. *	5,026	104,842
Bluegreen Vacations Holding Corp. *	4,311	111,224
BlueLinx Holdings, Inc. *	2,556	124,937
Boot Barn Holdings, Inc. *	8,188	727,668
Brinker International, Inc. *	12,946	635,001
Buckle, Inc.	8,634	341,820
Caleres, Inc.	10,743	238,709
Callaway Golf Co. *	32,630	901,567
Camping World Holdings, Inc. Class A	12,163	472,776
Cannae Holdings, Inc. *	23,894	743,342
Canoo, Inc. *	29,993	230,646
CarLotz, Inc. *	12,386	47,191
Carrols Restaurant Group, Inc.	10,486	38,379
Casper Sleep, Inc. *	8,414	35,928
Cato Corp. Class A	6,324	104,599
Cavco Industries, Inc. *	2,632	623,100
Century Casinos, Inc. *	7,401	99,691
Century Communities, Inc.	8,465	520,174
Cheesecake Factory, Inc. *	12,459	585,573
Chicken Soup For The Soul Entertainment, Inc. *	2,010	45,969
Chico’s FAS, Inc. *	35,720	160,383
Children’s Place, Inc. *	3,964	298,331
Chuy’s Holdings, Inc. *	5,442	171,586
Cinemark Holdings, Inc. *	30,469	585,309
Citi Trends, Inc. *	2,540	185,318
Clarus Corp.	6,816	174,694
Clean Energy Fuels Corp. *	41,324	336,791
Commercial Vehicle Group, Inc. *	9,133	86,398
CompX International, Inc.	719	14,941
Conn’s, Inc. *	4,876	111,319
Container Store Group, Inc. *	9,489	90,335
Cooper-Standard Holdings, Inc. *	4,891	107,162
Cracker Barrel Old Country Store, Inc.	6,687	935,110
Crocs, Inc. *	17,417	2,498,991
Daktronics, Inc. *	10,275	55,793
Dana, Inc.	40,986	911,529
Dave & Buster’s Entertainment, Inc. *	12,185	467,051
Del Taco Restaurants, Inc.	9,590	83,721
Denny’s Corp. *	17,853	291,718
Designer Brands, Inc. Class A *	17,131	238,635
Dillard’s, Inc. Class A	1,698	292,939
Dine Brands Global, Inc. *	4,595	373,160
Dorman Products, Inc. *	7,541	713,906
Douglas Dynamics, Inc.	6,720	243,936
Drive Shack, Inc. *	23,537	66,139
Duluth Holdings, Inc. Class B *	3,374	45,988
El Pollo Loco Holdings, Inc. *	5,169	87,356
Eros STX Global Corp. * (United Arab Emirates)	90,511	83,225
Escalade, Inc.	2,878	54,423
Esports Technologies, Inc. *	3,121	104,772
Ethan Allen Interiors, Inc.	6,805	161,279
Everi Holdings, Inc. *	23,815	575,847
EVI Industries, Inc. *	1,572	42,758
F45 Training Holdings, Inc. *	5,779	86,454
Fiesta Restaurant Group, Inc. *	4,839	53,035
FirstCash, Inc.	11,195	979,562
Fisker, Inc. *	46,040	674,486
Flexsteel Industries, Inc.	1,892	58,425
Forestar Group, Inc. *	4,745	88,399
Fossil Group, Inc. *	14,174	167,962
Fox Factory Holding Corp. *	11,910	1,721,471
Franchise Group, Inc.	8,074	285,900
Frontier Group Holdings, Inc. *	9,921	156,653
Full House Resorts, Inc. *	9,322	98,906
Funko, Inc. Class A *	7,554	137,558
G-III Apparel Group Ltd. *	12,444	352,165

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
GAN Ltd. * (United Kingdom)	11,236	$167,079
Genesco, Inc. *	3,950	228,034
Gentherm, Inc. *	9,377	758,881
Global Industrial Co.	3,607	136,669
GMS, Inc. *	11,998	525,512
Golden Entertainment, Inc. *	5,127	251,684
Golden Nugget Online Gaming, Inc. *	11,247	195,360
Goodyear Tire & Rubber Co. *	77,927	1,379,308
Green Brick Partners, Inc. *	9,122	187,183
Group 1 Automotive, Inc.	5,009	941,091
GrowGeneration Corp. *	15,251	376,242
Guess?, Inc.	11,350	238,463
H&E Equipment Services, Inc.	9,067	314,716
Hall of Fame Resort & Entertainment Co. *	15,666	41,515
Hamilton Beach Brands Holding Co. Class A	2,122	33,252
Haverty Furniture Cos., Inc.	4,807	162,044
Hawaiian Holdings, Inc. *	14,198	307,529
Healthcare Services Group, Inc.	21,500	537,285
Herman Miller, Inc.	20,968	789,655
Hibbett, Inc.	4,525	320,098
Hilton Grand Vacations, Inc. *	24,124	1,147,579
HNI Corp.	12,325	452,574
Hooker Furnishings Corp.	3,586	96,786
Hovnanian Enterprises, Inc. Class A *	1,458	140,537
Hyliion Holdings Corp. *	33,404	280,594
IMAX Corp. *	14,712	279,234
Installed Building Products, Inc.	6,689	716,726
Interface, Inc.	16,564	250,945
International Game Technology PLC *	28,492	749,909
iRobot Corp. *	7,886	619,051
Jack in the Box, Inc.	6,152	598,774
JOANN, Inc.	3,306	36,829
Johnson Outdoors, Inc. Class A	1,483	156,901
KAR Auction Services, Inc. *	33,517	549,344
KB Home	23,600	918,512
Kimball International, Inc. Class B	10,953	122,674
Kirkland’s, Inc. *	3,993	76,706
Kontoor Brands, Inc.	14,624	730,469
Kopin Corp. *	22,111	113,429
Kura Sushi USA, Inc. Class A *	1,094	47,786
La-Z-Boy, Inc.	12,665	408,193
Lazydays Holdings, Inc. *	2,093	44,665
LCI Industries	7,063	950,892
LGI Homes, Inc. *	6,175	876,294
Liberty Media Corp-Liberty Braves Class A *	2,808	75,563
Liberty Media Corp-Liberty Braves Class C *	10,412	275,085
Liberty TripAdvisor Holdings, Inc. Class A *	20,956	64,754
Lifetime Brands, Inc.	4,323	78,635
Lindblad Expeditions Holdings, Inc. *	7,836	114,327
Lions Gate Entertainment Corp. Class A *	16,595	235,483
Lions Gate Entertainment Corp. Class B *	32,835	426,855
Lordstown Motors Corp. Class A *	27,101	216,266
Lovesac Co. *	3,639	240,502
Lumber Liquidators Holdings, Inc. *	8,930	166,812
M/I Homes, Inc. *	8,057	465,695
Macy’s, Inc.	88,576	2,001,818
Madison Square Garden Entertainment Corp. *	6,877	499,752
Malibu Boats, Inc. Class A *	5,843	408,893
Marcus Corp. *	6,988	121,941
Marine Products Corp.	2,063	25,808
MarineMax, Inc. *	5,910	286,753
MasterCraft Boat Holdings, Inc. *	5,310	133,175
MDC Holdings, Inc.	16,294	761,256
MedAvail Holdings, Inc. *	3,339	9,750
Meritage Homes Corp. *	10,593	1,027,521
Meritor, Inc. *	19,131	407,682
Mesa Air Group, Inc. *	8,473	64,903
Methode Electronics, Inc.	10,532	442,871
Miller Industries, Inc.	3,386	115,259
Modine Manufacturing Co. *	14,759	167,219

	Shares	Value
Monarch Casino & Resort, Inc. *	3,702	$247,997
Motorcar Parts of America, Inc. *	5,348	104,286
Movado Group, Inc.	4,459	140,414
Murphy USA, Inc.	6,817	1,140,211
National Vision Holdings, Inc. *	23,014	1,306,505
Nautilus, Inc. *	8,714	81,127
Neogames SA * (Israel)	1,604	58,899
Nikola Corp. *	63,441	676,915
Noodles & Co. *	9,140	107,852
Nu Skin Enterprises, Inc. Class A	14,162	573,136
ODP Corp. *	13,445	539,951
ONE Group Hospitality, Inc. *	5,568	59,522
OneSpaWorld Holdings Ltd. * (Bahamas)	15,060	150,148
OneWater Marine, Inc. Class A	3,002	120,710
OptimizeRx Corp. *	5,051	432,113
Oxford Industries, Inc.	4,579	412,888
Papa John’s International, Inc.	9,326	1,184,309
Party City Holdco, Inc. *	31,490	223,579
PC Connection, Inc.	3,267	143,846
PetMed Express, Inc.	5,625	151,144
PLBY Group, Inc. *	6,643	156,576
PriceSmart, Inc.	6,532	506,557
Purple Innovation, Inc. *	15,259	320,744
RCI Hospitality Holdings, Inc.	2,406	164,835
Red Robin Gourmet Burgers, Inc. *	4,542	104,739
Red Rock Resorts, Inc. Class A *	17,568	899,833
Regis Corp. *	7,201	25,059
Resideo Technologies, Inc. *	40,765	1,010,564
REV Group, Inc.	8,074	138,550
Rite Aid Corp. *	15,499	220,086
Rocky Brands, Inc.	1,966	93,601
Romeo Power, Inc. *	35,505	175,750
Rush Enterprises, Inc. Class A	12,015	542,597
Rush Enterprises, Inc. Class B	1,946	89,068
Rush Street Interactive, Inc. *	14,910	286,421
Ruth’s Hospitality Group, Inc. *	9,823	203,434
Sally Beauty Holdings, Inc. *	32,501	547,642
ScanSource, Inc. *	7,420	258,142
Scientific Games Corp. Class A *	27,112	2,252,194
SeaWorld Entertainment, Inc. *	14,521	803,302
Shake Shack, Inc. Class A *	10,552	827,910
Shift Technologies, Inc. *	17,684	122,727
Shoe Carnival, Inc.	5,032	163,137
Shyft Group, Inc.	9,863	374,893
Signet Jewelers Ltd. (NYSE)	14,702	1,160,870
Skyline Champion Corp. *	14,970	899,098
SkyWest, Inc. *	14,042	692,832
Sleep Number Corp. *	6,514	608,929
Snap One Holdings Corp. *	3,743	62,396
Sonic Automotive, Inc. Class A	6,237	327,692
Sonos, Inc. *	33,902	1,097,069
Spirit Airlines, Inc. *	27,723	719,135
Sportsman’s Warehouse Holdings, Inc. *	12,422	218,627
Standard Motor Products, Inc.	5,958	260,424
Steelcase, Inc. Class A	25,259	320,284
Steven Madden Ltd.	23,128	928,820
Sun Country Airlines Holdings, Inc. *	4,940	165,688
Superior Group of Cos., Inc.	3,312	77,136
Target Hospitality Corp. *	10,677	39,825
Taylor Morrison Home Corp. *	34,394	886,677
Tenneco, Inc. Class A *	20,140	287,398
Texas Roadhouse, Inc.	19,737	1,802,580
Tilly’s, Inc. Class A	6,305	88,333
Titan International, Inc. *	14,386	103,004
Titan Machinery, Inc. *	5,393	139,733
Torrid Holdings, Inc. *	3,599	55,533
Traeger, Inc. *	6,359	133,094
TravelCenters of America, Inc. *	3,557	177,103
Tri Pointe Homes, Inc. *	31,861	669,718
Tupperware Brands Corp. *	13,898	293,526
Unifi, Inc. *	4,126	90,483

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
UniFirst Corp.	4,298	$913,841
Universal Electronics, Inc. *	3,878	190,992
Urban Outfitters, Inc. *	19,444	577,292
Velodyne Lidar, Inc. *	20,143	119,247
Vera Bradley, Inc. *	6,262	58,925
Veritiv Corp. *	4,136	370,420
Vista Outdoor, Inc. *	16,211	653,465
Visteon Corp. *	7,828	738,885
VOXX International Corp. *	5,631	64,475
VSE Corp.	2,703	130,204
Wabash National Corp.	14,661	221,821
Weber, Inc. Class A *	4,796	84,362
WESCO International, Inc. *	12,554	1,447,727
Wingstop, Inc.	8,415	1,379,471
Winmark Corp.	808	173,744
Winnebago Industries, Inc.	9,121	660,816
Wolverine World Wide, Inc.	23,174	691,512
Workhorse Group, Inc. *	35,215	269,395
World Fuel Services Corp.	17,587	591,275
XL Fleet Corp. *	10,927	67,310
XPEL, Inc. *	5,062	384,003
Zumiez, Inc. *	6,231	247,745

		110,092,622

Consumer, Non-Cyclical - 25.6%
22nd Century Group, Inc. *	43,019	127,336
2U, Inc. *	20,224	678,920
4D Molecular Therapeutics, Inc. *	5,907	159,312
89bio, Inc. *	2,155	42,216
9 Meters Biopharma, Inc. *	60,550	78,715
Aaron’s Co., Inc.	9,143	251,798
ABM Industries, Inc.	18,998	855,100
Absci Corp. *	3,912	45,497
Acacia Research Corp. *	14,527	98,638
ACADIA Pharmaceuticals, Inc. *	33,740	560,421
Accelerate Diagnostics, Inc. *	9,158	53,391
ACCO Brands Corp.	26,556	228,116
Accolade, Inc. *	14,191	598,434
Accuray, Inc. *	25,245	99,718
Aclaris Therapeutics, Inc. *	12,369	222,642
Acumen Pharmaceuticals, Inc. *	2,703	40,167
Acutus Medical, Inc. *	4,515	39,913
Adagio Therapeutics, Inc. *	5,955	251,539
AdaptHealth Corp. *	20,203	470,528
Addus HomeCare Corp. *	4,434	353,611
Adicet Bio, Inc. *	5,959	46,719
Adtalem Global Education, Inc. *	14,108	533,423
Adverum Biotechnologies, Inc. *	26,915	58,406
Aeglea BioTherapeutics, Inc. *	11,891	94,533
Aerie Pharmaceuticals, Inc. *	12,061	137,495
Aerovate Therapeutics, Inc. *	2,841	59,604
Affimed NV * (Germany)	33,924	209,650
Agenus, Inc. *	56,167	294,877
Agiliti, Inc. *	6,440	122,618
Agios Pharmaceuticals, Inc. *	16,627	767,336
Akebia Therapeutics, Inc. *	44,682	128,684
Akero Therapeutics, Inc. *	7,325	163,714
Akouos, Inc. *	7,275	84,463
Alarm.com Holdings, Inc. *	13,331	1,042,351
Albireo Pharma, Inc. *	4,853	151,414
Aldeyra Therapeutics, Inc. *	13,828	121,410
Alector, Inc. *	16,414	374,567
Aligos Therapeutics, Inc. *	5,346	82,916
Alkermes PLC *	45,221	1,394,616
Allakos, Inc. *	9,957	1,054,148
Allogene Therapeutics, Inc. *	19,169	492,643
Allovir, Inc. *	8,823	221,104
Alpha Teknova, Inc. *	1,963	48,859
Alphatec Holdings, Inc. *	19,613	239,082
Alpine Immune Sciences, Inc. *	3,309	35,307

	Shares	Value
Alta Equipment Group, Inc. *	4,207	$57,762
Altimmune, Inc. *	11,174	126,378
ALX Oncology Holdings, Inc. *	5,237	386,805
American Public Education, Inc. *	4,828	123,645
American Well Corp. Class A *	51,620	470,258
Amicus Therapeutics, Inc. *	74,841	714,732
AMN Healthcare Services, Inc. *	13,291	1,525,142
Amneal Pharmaceuticals, Inc. *	26,987	144,111
Amphastar Pharmaceuticals, Inc. *	10,256	194,967
Ampio Pharmaceuticals, Inc. *	54,193	89,960
AnaptysBio, Inc. *	5,435	147,397
Anavex Life Sciences Corp. *	17,522	314,520
Andersons, Inc.	9,280	286,102
AngioDynamics, Inc. *	10,544	273,511
Angion Biomedica Corp. *	6,137	59,958
ANI Pharmaceuticals, Inc. *	2,447	80,311
Anika Therapeutics, Inc. *	4,185	178,114
Annexon, Inc. *	8,884	165,331
Antares Pharma, Inc. *	47,640	173,410
Apellis Pharmaceuticals, Inc. *	18,505	609,925
API Group Corp. * ~	55,860	1,136,751
AppHarvest, Inc. *	19,667	128,229
Applied Molecular Transport, Inc. *	6,681	172,837
Applied Therapeutics, Inc. *	4,694	77,920
Apria, Inc. *	4,254	158,036
Apyx Medical Corp. *	8,792	121,769
AquaBounty Technologies, Inc. *	14,952	60,855
Arbutus Biopharma Corp. * (Canada)	22,252	95,461
Arcturus Therapeutics Holdings, Inc. *	6,087	290,837
Arcus Biosciences, Inc. *	13,125	457,669
Arcutis Biotherapeutics, Inc. *	7,881	188,277
Ardelyx, Inc. *	22,061	29,121
Arena Pharmaceuticals, Inc. *	17,239	1,026,582
Arlo Technologies, Inc. *	22,882	146,674
Arrowhead Pharmaceuticals, Inc. *	28,575	1,783,937
Arvinas, Inc. *	12,304	1,011,143
Asensus Surgical, Inc. *	66,666	123,332
ASGN, Inc. *	14,653	1,657,840
Aspira Women’s Health, Inc. *	20,713	67,317
Atara Biotherapeutics, Inc. *	23,297	417,016
Atea Pharmaceuticals, Inc. *	18,401	645,139
Athenex, Inc. *	24,637	74,157
Athersys, Inc. *	46,884	62,356
Athira Pharma, Inc. *	9,189	86,193
Atossa Therapeutics, Inc. *	33,332	108,662
Atreca, Inc. Class A *	7,713	48,052
AtriCure, Inc. *	12,629	878,347
Atrion Corp.	393	274,117
Avalo Therapeutics, Inc. *	10,870	23,697
Avanos Medical, Inc. *	13,713	427,846
Aveanna Healthcare Holdings, Inc. *	10,995	88,180
Avid Bioservices, Inc. *	17,024	367,208
Avidity Biosciences, Inc. *	9,121	224,650
Avis Budget Group, Inc. *	13,736	1,600,381
Avita Medical, Inc. *	6,802	120,531
Avrobio, Inc. *	11,112	62,005
Axogen, Inc. *	11,451	180,926
Axonics, Inc. *	12,919	840,898
Axsome Therapeutics, Inc. *	8,286	273,107
B&G Foods, Inc.	18,059	539,784
Barrett Business Services, Inc.	2,186	166,704
Beam Therapeutics, Inc. *	14,051	1,222,578
Beauty Health Co. *	24,586	638,498
BellRing Brands, Inc. Class A *	11,228	345,261
Berkeley Lights, Inc. *	13,685	267,679
Beyondspring, Inc. *	6,382	100,580
BioAtla, Inc. *	4,375	128,800
BioCryst Pharmaceuticals, Inc. *	50,121	720,239
BioDelivery Sciences International, Inc. *	29,484	106,437
Biodesix, Inc. *	3,499	28,762
Biohaven Pharmaceutical Holding Co. Ltd. *	15,612	2,168,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
BioLife Solutions, Inc. *	6,955	$294,336
Biomea Fusion, Inc. *	2,459	29,434
Bionano Genomics, Inc. *	80,145	440,797
Bioventus, Inc. Class A *	1,992	28,207
Bioxcel Therapeutics, Inc. *	4,355	132,174
Black Diamond Therapeutics, Inc. *	5,220	44,161
Bluebird Bio, Inc. *	19,041	363,874
Blueprint Medicines Corp. *	16,495	1,695,851
Bolt Biotherapeutics, Inc. *	6,451	81,605
Bridgebio Pharma, Inc. *	30,337	1,421,895
BrightView Holdings, Inc. *	11,545	170,404
Brink’s Co.	13,867	877,781
Brookdale Senior Living, Inc. *	52,734	332,224
Brooklyn ImmunoTherapeutics, Inc. *	6,782	63,073
Butterfly Network, Inc. *	51,480	537,451
C4 Therapeutics, Inc. *	10,891	486,610
Cadiz, Inc. *	6,664	46,915
CAI International, Inc.	4,586	256,403
Cal-Maine Foods, Inc.	10,060	363,770
Calavo Growers, Inc.	4,700	179,728
Cara Therapeutics, Inc. *	12,408	191,704
Cardiff Oncology, Inc. *	10,302	68,611
Cardiovascular Systems, Inc. *	11,196	367,565
CareDx, Inc. *	14,262	903,783
Caribou Biosciences, Inc. *	5,406	129,041
Carriage Services, Inc.	4,640	206,898
Cass Information Systems, Inc.	4,013	167,944
Cassava Sciences, Inc. *	10,901	676,734
Castle Biosciences, Inc. *	6,071	403,721
Catalyst Pharmaceuticals, Inc. *	28,464	150,859
CBIZ, Inc. *	14,106	456,188
CEL-SCI Corp. *	10,673	117,296
Celcuity, Inc. *	2,271	40,878
Celldex Therapeutics, Inc. *	12,962	699,818
Celsius Holdings, Inc. *	15,204	1,369,728
Central Garden & Pet Co. *	2,635	126,480
Central Garden & Pet Co. Class A *	11,530	495,790
Century Therapeutics, Inc. *	3,329	83,758
Cerevel Therapeutics Holdings, Inc. *	11,299	333,320
Cerus Corp. *	47,417	288,770
Chefs’ Warehouse, Inc. *	9,160	298,341
ChemoCentryx, Inc. *	16,187	276,798
Chimerix, Inc. *	20,798	128,740
Chinook Therapeutics, Inc. *	8,960	114,330
ChromaDex Corp. *	11,798	73,973
Cimpress PLC * (Ireland)	4,760	413,311
Citius Pharmaceuticals, Inc. *	32,353	65,677
ClearPoint Neuro, Inc. *	5,361	95,158
Clene, Inc. *	6,519	44,525
Clovis Oncology, Inc. *	28,381	126,579
Coca-Cola Consolidated, Inc.	1,340	528,201
Codex DNA, Inc. *	2,186	24,330
Codiak Biosciences, Inc. *	4,474	73,060
Cogent Biosciences, Inc. *	10,586	89,028
Coherus Biosciences, Inc. *	17,624	283,218
Collegium Pharmaceutical, Inc. *	10,237	202,078
Community Health Systems, Inc. *	35,405	414,238
CONMED Corp.	8,186	1,070,974
Corcept Therapeutics, Inc. *	27,255	536,378
CoreCivic, Inc. REIT *	33,991	302,520
CorMedix, Inc. *	9,645	44,849
Cortexyme, Inc. *	5,684	520,995
CorVel Corp. *	2,487	463,129
Coursera, Inc. *	16,274	515,072
Covetrus, Inc. *	29,490	534,949
CRA International, Inc.	2,005	199,177
Crinetics Pharmaceuticals, Inc. *	10,392	218,752
Cross Country Healthcare, Inc. *	10,411	221,130
CryoLife, Inc. *	10,719	238,927
Cue Biopharma, Inc. *	7,748	112,888
Cullinan Oncology, Inc. *	7,295	164,648

	Shares	Value
Curis, Inc. *	24,675	$193,205
Custom Truck One Source, Inc. *	13,028	121,551
Cutera, Inc. *	4,927	229,598
CVRx, Inc. *	2,290	37,877
Cymabay Therapeutics, Inc. *	22,507	82,151
Cyteir Therapeutics, Inc. *	2,357	41,365
Cytek Biosciences, Inc. *	4,527	96,923
Cytokinetics, Inc. *	22,351	798,825
CytomX Therapeutics, Inc. *	18,231	92,796
CytoSorbents Corp. *	12,390	100,607
Day One Biopharmaceuticals, Inc. *	3,108	73,753
Deciphera Pharmaceuticals, Inc. *	11,426	388,255
Deluxe Corp.	12,001	430,716
Denali Therapeutics, Inc. *	25,647	1,293,891
DermTech, Inc. *	6,754	216,871
Design Therapeutics, Inc. *	3,840	56,410
Dicerna Pharmaceuticals, Inc. *	19,899	401,164
Duckhorn Portfolio, Inc. *	5,751	131,640
Durect Corp. *	69,119	88,472
Dynavax Technologies Corp. *	31,144	598,276
Dyne Therapeutics, Inc. *	8,556	138,949
Eagle Pharmaceuticals, Inc. *	3,346	186,640
Eargo, Inc. *	5,500	37,015
Edgewell Personal Care Co.	15,314	555,898
Edgewise Therapeutics, Inc. *	3,515	58,349
Editas Medicine, Inc. *	19,279	791,981
Eiger BioPharmaceuticals, Inc. *	8,601	57,455
elf Beauty, Inc. *	13,940	404,957
Eliem Therapeutics, Inc. *	1,989	35,762
Emerald Holding, Inc. *	8,320	36,109
Emergent BioSolutions, Inc. *	13,811	691,517
Enanta Pharmaceuticals, Inc. *	5,431	308,535
Endo International PLC *	67,203	217,738
Ennis, Inc.	8,063	151,988
Ensign Group, Inc.	14,815	1,109,495
Epizyme, Inc. *	27,812	142,397
Erasca, Inc. *	5,828	123,670
Esperion Therapeutics, Inc. *	8,105	97,665
European Wax Center, Inc. Class A *	2,865	80,249
Evelo Biosciences, Inc. *	8,653	60,917
EVERTEC, Inc.	17,076	780,715
Evo Payments, Inc. Class A *	13,724	324,984
Evolus, Inc. *	9,190	70,028
Exagen, Inc. *	3,087	41,983
EyePoint Pharmaceuticals, Inc. *	6,020	62,728
Fate Therapeutics, Inc. *	23,162	1,372,812
FibroGen, Inc. *	24,618	251,596
Finch Therapeutics Group, Inc. *	2,156	28,028
First Advantage Corp. *	8,343	158,934
Flexion Therapeutics, Inc. *	12,665	77,257
Foghorn Therapeutics, Inc. *	5,573	77,632
Forma Therapeutics Holdings, Inc. *	9,028	209,359
Forrester Research, Inc. *	3,027	149,110
Forte Biosciences, Inc. *	3,214	9,513
Fortress Biotech, Inc. *	19,904	64,091
Franklin Covey Co. *	3,660	149,291
Frequency Therapeutics, Inc. *	9,115	64,352
Fresh Del Monte Produce, Inc.	9,570	308,345
Fulcrum Therapeutics, Inc. *	6,311	178,033
Fulgent Genetics, Inc. *	5,782	520,091
G1 Therapeutics, Inc. *	11,170	149,901
Gemini Therapeutics, Inc. SPAC *	6,241	25,214
Generation Bio Co. *	12,073	302,670
Geron Corp. *	83,222	114,014
Glaukos Corp. *	12,670	610,314
Global Blood Therapeutics, Inc. *	16,872	429,899
Gossamer Bio, Inc. *	16,348	205,494
GP Strategies Corp. *	3,156	65,329
Graham Holdings Co. Class B	1,104	650,433
Graphite Bio, Inc. *	4,581	75,083
Green Dot Corp. Class A *	15,078	758,876

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Greenlane Holdings, Inc. Class A *	4,786	$11,343
GreenSky, Inc. Class A *	18,600	207,948
Greenwich Lifesciences, Inc. *	1,150	44,931
Gritstone bio, Inc. *	11,504	124,243
GT Biopharma, Inc. *	6,794	45,792
Hackett Group, Inc.	6,809	133,593
Haemonetics Corp. *	14,222	1,003,931
Halozyme Therapeutics, Inc. *	39,729	1,616,176
Hanger, Inc. *	10,985	241,231
Harmony Biosciences Holdings, Inc. *	6,369	244,124
Harpoon Therapeutics, Inc. *	5,329	42,099
Harvard Bioscience, Inc. *	13,043	91,040
HealthEquity, Inc. *	23,062	1,493,495
Heidrick & Struggles International, Inc.	5,551	247,741
Helen of Troy Ltd. *	6,796	1,526,925
Herc Holdings, Inc. *	7,036	1,150,105
Heron Therapeutics, Inc. *	26,918	287,753
Heska Corp. *	2,730	705,814
HF Foods Group, Inc. *	10,129	61,280
Homology Medicines, Inc. *	10,280	80,904
Honest Co., Inc. *	7,075	73,439
Hookipa Pharma, Inc. *	4,329	25,498
Hostess Brands, Inc. *	36,939	641,630
Humanigen, Inc. *	12,779	75,779
Huron Consulting Group, Inc. *	6,371	331,292
iBio, Inc. *	58,059	61,543
ICF International, Inc.	5,215	465,647
Icosavax, Inc. *	3,771	111,584
Ideaya Biosciences, Inc. *	7,997	203,844
IGM Biosciences, Inc. *	2,248	147,828
Ikena Oncology, Inc. *	2,583	32,597
Imago Biosciences, Inc. *	2,748	55,042
Immuneering Corp. Class A *	2,331	61,888
Immunic, Inc. *	4,419	39,108
ImmunityBio, Inc. *	19,055	185,596
ImmunoGen, Inc. *	55,268	313,370
Immunovant, Inc. *	11,376	98,857
Inari Medical, Inc. *	9,685	785,453
Infinity Pharmaceuticals, Inc. *	24,939	85,291
InfuSystem Holdings, Inc. *	4,899	63,834
Ingles Markets, Inc. Class A	4,001	264,186
Inhibrx, Inc. *	7,953	264,914
Innovage Holding Corp. *	5,223	34,524
Innoviva, Inc. *	12,224	204,263
Inogen, Inc. *	5,698	245,527
Inotiv, Inc. *	3,690	107,896
Inovio Pharmaceuticals, Inc. *	58,910	421,796
Inozyme Pharma, Inc. *	3,692	42,790
Insmed, Inc. *	32,414	892,682
Insperity, Inc.	10,244	1,134,421
Inspire Medical Systems, Inc. *	7,582	1,765,696
Instil Bio, Inc. *	4,966	88,767
Integer Holdings Corp. *	9,261	827,378
Intellia Therapeutics, Inc. *	19,555	2,623,303
Inter Parfums, Inc.	5,041	376,916
Intercept Pharmaceuticals, Inc. *	7,889	117,152
Intersect ENT, Inc. *	9,578	260,522
Intra-Cellular Therapies, Inc. *	19,923	742,729
Invacare Corp. *	10,122	48,181
Invitae Corp. *	56,491	1,606,039
iRadimed Corp. *	2,073	69,632
iRhythm Technologies, Inc. *	8,318	487,102
Ironwood Pharmaceuticals, Inc. *	41,391	540,566
iTeos Therapeutics, Inc. *	5,866	158,382
IVERIC bio, Inc. *	29,423	477,830
J&J Snack Foods Corp.	4,201	641,997
Janux Therapeutics, Inc. *	3,730	80,680
John B Sanfilippo & Son, Inc.	2,660	217,375
John Wiley & Sons, Inc. Class A	12,166	635,187
Joint Corp. *	3,868	379,141
Jounce Therapeutics, Inc. *	9,392	69,783

	Shares	Value
Kadmon Holdings, Inc. *	48,862	$425,588
Kala Pharmaceuticals, Inc. *	10,927	28,629
Kaleido Biosciences, Inc. *	3,724	20,333
KalVista Pharmaceuticals, Inc. *	5,759	100,495
Karuna Therapeutics, Inc. *	6,326	773,860
Karyopharm Therapeutics, Inc. *	21,360	124,315
Kelly Services, Inc. Class A	9,984	188,498
KemPharm, Inc. *	8,143	75,974
Keros Therapeutics, Inc. *	4,446	175,884
Kezar Life Sciences, Inc. *	9,434	81,510
Kforce, Inc.	5,878	350,564
Kiniksa Pharmaceuticals Ltd. Class A *	7,958	90,642
Kinnate Biopharma, Inc. *	7,255	167,010
Kodiak Sciences, Inc. *	9,442	906,243
Korn Ferry	15,580	1,127,369
Krispy Kreme, Inc. *	6,192	86,688
Kronos Bio, Inc. *	11,060	231,818
Krystal Biotech, Inc. *	5,110	266,793
Kura Oncology, Inc. *	18,285	342,478
Kymera Therapeutics, Inc. *	9,686	568,956
Laird Superfood, Inc. *	1,003	19,137
Lancaster Colony Corp.	5,411	913,431
Landec Corp. *	7,169	66,098
Landos Biopharma, Inc. *	1,671	24,397
Lantheus Holdings, Inc. *	18,990	487,663
Laureate Education, Inc. Class A *	27,994	475,618
LeMaitre Vascular, Inc.	5,218	277,024
Lexicon Pharmaceuticals, Inc. *	19,341	93,030
LHC Group, Inc. *	8,611	1,351,152
LifeStance Health Group, Inc. *	13,087	189,762
Ligand Pharmaceuticals, Inc. *	4,407	613,983
Limoneira Co.	4,261	68,900
Lineage Cell Therapeutics, Inc. *	34,550	87,066
LivaNova PLC *	15,193	1,203,134
LiveRamp Holdings, Inc. *	18,549	876,069
Lyell Immunopharma, Inc. *	6,661	98,583
MacroGenics, Inc. *	17,306	362,388
Madrigal Pharmaceuticals, Inc. *	3,235	258,121
Magellan Health, Inc. *	6,692	632,729
Magenta Therapeutics, Inc. *	8,524	62,055
MannKind Corp. *	68,033	295,944
Marathon Digital Holdings, Inc. *	26,914	849,944
Marinus Pharmaceuticals, Inc. *	10,523	119,752
MaxCyte, Inc. *	4,417	53,932
Medifast, Inc.	3,300	635,712
MEDNAX, Inc. *	21,622	614,713
Medpace Holdings, Inc. *	8,174	1,547,175
MEI Pharma, Inc. *	29,730	82,055
MeiraGTx Holdings PLC *	8,487	111,859
Meridian Bioscience, Inc. *	12,491	240,327
Merit Medical Systems, Inc. *	14,626	1,050,147
Mersana Therapeutics, Inc. *	19,621	185,026
MGP Ingredients, Inc.	4,039	262,939
MiMedx Group, Inc. *	31,650	191,799
Mind Medicine MindMed, Inc. * (Canada)	91,764	213,810
Mirum Pharmaceuticals, Inc. *	1,842	36,693
Misonix, Inc. *	3,462	87,589
Mission Produce, Inc. *	10,566	194,203
ModivCare, Inc. *	3,503	636,215
Molecular Templates, Inc. *	10,534	70,683
MoneyGram International, Inc. *	22,215	178,164
Monro, Inc.	9,356	538,064
Monte Rosa Therapeutics, Inc. *	3,262	72,677
Morphic Holding, Inc. *	5,907	334,572
Multiplan Corp. *	64,009	360,371
Mustang Bio, Inc. *	15,141	40,729
Myriad Genetics, Inc. *	21,812	704,309
NanoString Technologies, Inc. *	12,958	622,114
Nathan’s Famous, Inc.	1,050	64,229
National Beverage Corp.	6,622	347,589
National HealthCare Corp.	3,596	251,648

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
National Research Corp.	3,989	$168,216
Natural Grocers by Vitamin Cottage, Inc.	2,889	32,415
Nature’s Sunshine Products, Inc.	2,508	36,742
Natus Medical, Inc. *	9,509	238,486
Neogen Corp. *	30,350	1,318,100
NeoGenomics, Inc. *	31,965	1,541,992
Neoleukin Therapeutics, Inc. *	10,032	72,531
Neuronetics, Inc. *	7,116	46,681
NeuroPace, Inc. *	1,984	31,446
Nevro Corp. *	9,858	1,147,274
NewAge, Inc. *	23,088	32,092
NexImmune, Inc. *	4,976	75,337
NGM Biopharmaceuticals, Inc. *	8,977	188,697
Nkarta, Inc. *	4,020	111,796
Nurix Therapeutics, Inc. *	8,923	267,333
Nuvalent, Inc. Class A *	3,019	68,078
NuVasive, Inc. *	14,761	883,446
Nuvation Bio, Inc. *	18,808	186,952
Ocugen, Inc. *	52,611	377,747
Ocular Therapeutix, Inc. *	20,737	207,370
Olema Pharmaceuticals, Inc. *	7,102	195,731
Omega Therapeutics, Inc. *	2,084	39,283
Omeros Corp. *	17,450	240,635
Omnicell, Inc. *	12,130	1,800,456
Oncocyte Corp. *	21,028	74,860
Oncorus, Inc. *	5,819	54,349
Oncternal Therapeutics, Inc. *	12,609	52,580
Ontrak, Inc. *	2,270	22,791
OPKO Health, Inc. *	114,128	416,567
Option Care Health, Inc. *	42,198	1,023,723
Oramed Pharmaceuticals, Inc. * (Israel)	7,610	167,268
OraSure Technologies, Inc. *	20,519	232,070
Organogenesis Holdings, Inc. *	10,866	154,732
ORIC Pharmaceuticals, Inc. *	8,407	175,790
Ortho Clinical Diagnostics Holdings PLC Class H *	31,205	576,668
Orthofix Medical, Inc. *	5,528	210,727
OrthoPediatrics Corp. *	3,900	255,489
Outlook Therapeutics, Inc. *	24,952	54,146
Owens & Minor, Inc.	20,450	639,880
Oyster Point Pharma, Inc. *	3,166	37,517
Pacific Biosciences of California, Inc. *	54,821	1,400,677
Pacira BioSciences, Inc. *	12,306	689,136
Paratek Pharmaceuticals, Inc. *	10,627	51,647
Passage Bio, Inc. *	10,567	105,247
Patterson Cos., Inc.	24,159	728,152
PAVmed, Inc. *	18,752	160,142
Paya Holdings, Inc. *	23,425	254,630
Pennant Group, Inc. *	7,562	212,417
Perdoceo Education Corp. *	20,292	214,284
Performance Food Group Co. *	42,744	1,985,886
Personalis, Inc. *	10,144	195,171
PetIQ, Inc. *	7,522	187,824
Phathom Pharmaceuticals, Inc. *	5,770	185,217
Phibro Animal Health Corp. Class A	6,195	133,440
Pliant Therapeutics, Inc. *	7,159	120,844
PMV Pharmaceuticals, Inc. *	7,473	222,695
Portage Biotech, Inc. * (Canada)	1,027	20,869
Poseida Therapeutics, Inc. *	9,716	70,830
Praxis Precision Medicines, Inc. *	9,132	168,851
Precigen, Inc. *	27,023	134,845
Precision BioSciences, Inc. *	14,162	163,429
Prelude Therapeutics, Inc. *	2,960	92,500
Prestige Consumer Healthcare, Inc. *	14,271	800,746
Primo Water Corp.	44,341	697,041
Priority Technology Holdings, Inc. *	1,876	12,532
PROG Holdings, Inc.	18,688	785,083
Progyny, Inc. *	17,785	995,960
Prometheus Biosciences, Inc. *	3,220	76,346
Protagonist Therapeutics, Inc. *	11,778	208,706
Prothena Corp. PLC * (Ireland)	9,715	691,999

	Shares	Value
Provention Bio, Inc. *	15,006	$96,038
PTC Therapeutics, Inc. *	19,580	728,572
Pulmonx Corp. *	7,236	260,351
Pulse Biosciences, Inc. *	3,997	86,335
Puma Biotechnology, Inc. *	7,977	55,919
Quanex Building Products Corp.	9,887	211,681
Quanterix Corp. *	8,792	437,754
Quotient Ltd. *	23,344	54,625
R1 RCM, Inc. *	33,493	737,181
Radius Health, Inc. *	13,669	169,632
RadNet, Inc. *	12,981	380,473
Rain Therapeutics, Inc. *	2,114	31,625
Rallybio Corp. *	2,029	35,670
Rapid Micro Biosystems, Inc. Class A *	2,253	41,613
RAPT Therapeutics, Inc. *	5,120	158,976
Reata Pharmaceuticals, Inc. Class A *	7,822	786,971
Recursion Pharmaceuticals, Inc. Class A *	7,931	182,492
REGENXBIO, Inc. *	11,538	483,673
Relay Therapeutics, Inc. *	16,679	525,889
Relmada Therapeutics, Inc. *	4,336	113,647
Reneo Pharmaceuticals, Inc. *	1,797	13,388
Rent-A-Center, Inc.	18,587	1,044,775
Repay Holdings Corp. *	22,941	528,331
Replimune Group, Inc. *	7,628	226,094
Resources Connection, Inc.	9,575	151,094
Retractable Technologies, Inc. *	4,733	52,205
Revance Therapeutics, Inc. *	19,788	551,294
Revlon, Inc. Class A *	2,081	21,039
REVOLUTION Medicines, Inc. *	16,922	465,524
Rhythm Pharmaceuticals, Inc. *	12,551	163,916
Rigel Pharmaceuticals, Inc. *	46,759	169,735
Riot Blockchain, Inc. *	24,023	617,391
Rocket Pharmaceuticals, Inc. *	11,935	356,737
RR Donnelley & Sons Co. *	20,189	103,771
Rubius Therapeutics, Inc. *	12,846	229,686
Sana Biotechnology, Inc. *	24,339	548,114
Sanderson Farms, Inc.	5,728	1,078,010
Sangamo Therapeutics, Inc. *	34,012	306,448
Scholar Rock Holding Corp. *	7,882	260,264
SeaSpine Holdings Corp. *	7,961	125,227
Seelos Therapeutics, Inc. *	21,600	52,056
Seer, Inc. *	11,731	405,071
Select Medical Holdings Corp.	31,152	1,126,768
Selecta Biosciences, Inc. *	25,449	105,868
Seneca Foods Corp. Class A *	1,804	86,989
Sensei Biotherapeutics, Inc. *	5,891	61,973
Senseonics Holdings, Inc. *	118,354	401,220
Seres Therapeutics, Inc. *	19,829	138,010
Sesen Bio, Inc. *	48,707	38,634
Shattuck Labs, Inc. *	7,579	154,460
Shockwave Medical, Inc. *	9,512	1,958,331
ShotSpotter, Inc. *	2,409	87,615
SI-BONE, Inc. *	8,875	190,103
Sientra, Inc. *	16,528	94,705
SIGA Technologies, Inc. *	13,777	101,812
Sigilon Therapeutics, Inc. *	2,123	11,995
Silk Road Medical, Inc. *	9,665	531,865
Silverback Therapeutics, Inc. *	5,781	57,694
Simply Good Foods Co. *	24,003	827,863
Singular Genomics Systems, Inc. *	3,337	37,341
SOC Telemed, Inc. *	11,664	26,361
Solid Biosciences, Inc. *	16,988	40,601
Soliton, Inc. *	3,319	67,575
Sorrento Therapeutics, Inc. *	77,677	592,676
SP Plus Corp. *	6,592	202,177
SpartanNash Co.	10,425	228,308
Spectrum Pharmaceuticals, Inc. *	41,785	91,091
Spero Therapeutics, Inc. *	6,445	118,652
SpringWorks Therapeutics, Inc. *	8,319	527,757
Sprouts Farmers Market, Inc. *	32,353	749,619
Spruce Biosciences, Inc. *	2,245	13,492

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SQZ Biotechnologies Co. *	6,486	$93,528
STAAR Surgical Co. *	13,397	1,721,916
Stereotaxis, Inc. *	12,644	68,025
Stoke Therapeutics, Inc. *	5,438	138,343
StoneMor, Inc. *	9,166	22,640
Strategic Education, Inc.	6,874	484,617
Stride, Inc. *	11,358	408,207
Summit Therapeutics, Inc. *	6,404	32,084
Supernus Pharmaceuticals, Inc. *	14,181	378,207
Surface Oncology, Inc. *	9,480	71,764
Surgery Partners, Inc. *	8,935	378,308
Surmodics, Inc. *	3,813	212,003
Sutro Biopharma, Inc. *	12,354	233,367
Syndax Pharmaceuticals, Inc. *	12,811	244,818
Syros Pharmaceuticals, Inc. *	14,784	66,084
Tactile Systems Technology, Inc. *	5,500	244,475
Talaris Therapeutics, Inc. *	2,538	34,415
Talis Biomedical Corp. *	3,692	23,075
Tarsus Pharmaceuticals, Inc. *	1,982	42,712
Tattooed Chef, Inc. *	13,324	245,561
Taysha Gene Therapies, Inc. *	6,343	118,107
TCR2 Therapeutics, Inc. *	8,686	73,918
Team, Inc. *	7,415	22,319
Tejon Ranch Co. *	5,981	106,223
Tenaya Therapeutics, Inc. *	3,926	81,072
Tenet Healthcare Corp. *	29,943	1,989,413
Terns Pharmaceuticals, Inc. *	2,492	25,967
Textainer Group Holdings Ltd. * (China)	13,513	471,739
TG Therapeutics, Inc. *	36,136	1,202,606
TherapeuticsMD, Inc. *	99,017	73,411
Theravance Biopharma, Inc. *	15,189	112,399
Tivity Health, Inc. *	12,407	286,105
Tonix Pharmaceuticals Holding Corp. *	93,077	55,949
Tootsie Roll Industries, Inc.	4,385	133,436
Transcat, Inc. *	2,020	130,250
TransMedics Group, Inc. *	7,030	232,623
Travere Therapeutics, Inc. *	16,558	401,531
Treace Medical Concepts, Inc. *	3,116	83,820
TreeHouse Foods, Inc. *	14,816	590,862
Trevena, Inc. *	46,593	57,309
Trillium Therapeutics, Inc. * (Canada)	27,870	489,397
TriNet Group, Inc. *	11,429	1,080,955
Triple-S Management Corp. *	6,412	226,792
Triton International Ltd. (Bermuda)	18,819	979,341
TrueBlue, Inc. *	10,361	280,576
Turning Point Brands, Inc.	3,742	178,681
Turning Point Therapeutics, Inc. *	12,962	861,066
Twist Bioscience Corp. *	13,310	1,423,771
United Natural Foods, Inc. *	15,900	769,878
Universal Corp.	6,889	332,945
UroGen Pharma Ltd. *	6,194	104,183
US Physical Therapy, Inc.	3,642	402,805
USANA Health Sciences, Inc. *	3,490	321,778
Utah Medical Products, Inc.	906	84,113
Utz Brands, Inc.	16,132	276,341
Vanda Pharmaceuticals, Inc. *	16,014	274,480
Vapotherm, Inc. *	5,539	123,354
Varex Imaging Corp. *	10,807	304,757
Vaxart, Inc. *	34,034	270,570
Vaxcyte, Inc. *	11,324	287,290
VBI Vaccines, Inc. *	49,994	155,481
Vector Group Ltd.	40,496	516,324
Vectrus, Inc. *	3,579	179,952
Vera Therapeutics, Inc. *	1,992	34,561
Veracyte, Inc. *	19,020	883,479
Verastem, Inc. *	47,442	146,121
Vericel Corp. *	13,107	639,622
Verrica Pharmaceuticals, Inc. *	2,734	34,175
Veru, Inc. *	14,757	125,877
Verve Therapeutics, Inc. *	4,454	209,338
Viad Corp. *	5,741	260,699

	Shares	Value
Viemed Healthcare, Inc. *	8,416	$46,709
ViewRay, Inc. *	39,648	285,862
Viking Therapeutics, Inc. *	20,890	131,189
Village Super Market, Inc. Class A	2,310	50,081
Vincerx Pharma, Inc. *	3,676	59,441
Vir Biotechnology, Inc. *	17,127	745,367
Viracta Therapeutics, Inc. *	10,329	82,839
VistaGen Therapeutics, Inc. *	54,507	149,349
Vital Farms, Inc. *	7,129	125,257
Vivint Smart Home, Inc. *	26,106	246,702
Vor BioPharma, Inc. *	5,349	83,872
WaVe Life Sciences Ltd. *	10,667	52,268
WD-40 Co.	3,852	891,661
Weis Markets, Inc.	4,687	246,302
Werewolf Therapeutics, Inc. *	2,156	36,997
Whole Earth Brands, Inc. *	10,648	122,984
Willdan Group, Inc. *	2,977	105,951
WW International, Inc. *	15,006	273,859
XBiotech, Inc.	3,393	43,939
Xencor, Inc. *	15,938	520,535
XOMA Corp. *	1,362	33,710
Y-mAbs Therapeutics, Inc. *	9,957	284,173
Zentalis Pharmaceuticals, Inc. *	10,119	674,330
Zevia PBC Class A *	2,892	33,287
ZIOPHARM Oncology, Inc. *	64,470	117,335
Zogenix, Inc. *	16,407	249,222
Zynex, Inc. *	5,903	67,235

		214,573,885

Energy - 4.5%
Advent Technologies Holdings, Inc. *	4,865	42,326
Aemetis, Inc. *	6,612	120,867
Alto Ingredients, Inc. *	20,377	100,662
Antero Resources Corp. *	80,678	1,517,553
Arch Resources, Inc. *	4,262	395,300
Archrock, Inc.	39,026	321,965
Array Technologies, Inc. *	36,009	666,887
Beam Global *	2,505	68,562
Berry Corp.	20,837	150,235
Bonanza Creek Energy, Inc.	8,794	421,233
Brigham Minerals, Inc. Class A	12,418	237,929
Bristow Group, Inc. *	6,668	212,242
California Resources Corp. *	23,295	955,095
Callon Petroleum Co. *	11,368	557,941
Centennial Resource Development, Inc. Class A *	51,593	345,673
ChampionX Corp. *	57,185	1,278,657
Chesapeake Energy Corp.	27,855	1,715,589
Cleanspark, Inc. *	9,327	108,100
CNX Resources Corp. *	61,025	770,135
Comstock Resources, Inc. *	26,094	270,073
CONSOL Energy, Inc. *	8,959	233,113
Contango Oil & Gas Co. *	41,851	191,259
CVR Energy, Inc.	8,849	147,424
Delek US Holdings, Inc.	18,708	336,183
Denbury, Inc. *	14,224	999,236
DMC Global, Inc. *	5,294	195,402
Dril-Quip, Inc. *	9,899	249,257
Earthstone Energy, Inc. Class A *	7,279	66,967
Eos Energy Enterprises, Inc. *	12,115	169,973
Equitrans Midstream Corp.	115,307	1,169,213
Extraction Oil & Gas, Inc. *	4,454	251,428
Falcon Minerals Corp.	10,587	49,759
Frank’s International NV *	47,586	139,903
FTS International, Inc. Class A *	2,533	62,312
FuelCell Energy, Inc. *	93,149	623,167
FutureFuel Corp.	7,097	50,602
Gevo, Inc. *	55,615	369,284
Golar LNG Ltd. * (Bermuda)	28,987	375,961
Green Plains, Inc. *	10,265	335,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Helix Energy Solutions Group, Inc. *	42,053	$163,166
Helmerich & Payne, Inc.	29,688	813,748
Kosmos Energy Ltd. * (Ghana)	118,976	352,169
Laredo Petroleum, Inc. *	3,585	290,636
Liberty Oilfield Services, Inc. Class A *	24,934	302,449
Magnolia Oil & Gas Corp. Class A	39,674	705,800
Matador Resources Co.	31,222	1,187,685
Matrix Service Co. *	7,534	78,806
MRC Global, Inc. *	22,637	166,156
Murphy Oil Corp.	41,758	1,042,697
Nabors Industries Ltd. *	2,132	205,695
National Energy Services Reunited Corp. *	8,484	106,220
Newpark Resources, Inc. *	29,709	98,040
NexTier Oilfield Solutions, Inc. *	47,565	218,799
Northern Oil and Gas, Inc.	13,631	291,703
NOW, Inc. *	30,629	234,312
Oasis Petroleum, Inc.	5,750	571,665
Oceaneering International, Inc. *	27,932	372,054
Oil States International, Inc. *	17,196	109,882
Ovintiv, Inc.	73,904	2,429,964
Par Pacific Holdings, Inc. *	13,072	205,492
Patterson-UTI Energy, Inc.	53,155	478,395
PBF Energy, Inc. Class A *	27,157	352,226
PDC Energy, Inc.	28,032	1,328,436
Peabody Energy Corp. *	22,701	335,748
Penn Virginia Corp. *	4,571	121,909
ProPetro Holding Corp. *	23,270	201,286
Range Resources Corp. *	67,410	1,525,488
Renewable Energy Group, Inc. *	12,623	633,675
REX American Resources Corp. *	1,666	133,063
Riley Exploration Permian, Inc.	652	15,309
RPC, Inc. *	17,583	85,453
Select Energy Services, Inc. Class A *	16,232	84,244
SM Energy Co.	33,827	892,356
Solaris Oilfield Infrastructure, Inc. Class A	7,346	61,266
Southwestern Energy Co. *	190,113	1,053,226
Stem, Inc. *	13,666	326,481
SunCoke Energy, Inc.	25,112	157,703
Sunnova Energy International, Inc. *	24,263	799,223
SunPower Corp. *	22,549	511,411
Talos Energy, Inc. *	10,506	144,668
Tellurian, Inc. *	90,313	353,124
TETRA Technologies, Inc. *	34,967	109,097
Tidewater, Inc. *	12,502	150,774
TPI Composites, Inc. *	10,178	343,508
US Silica Holdings, Inc. *	20,929	167,223
Vine Energy, Inc. Class A *	5,877	96,794
W&T Offshore, Inc. *	28,811	107,177
Warrior Met Coal, Inc.	14,996	348,957
Whiting Petroleum Corp. *	11,224	655,594

		37,793,571

Financial - 21.6%
1st Source Corp.	4,446	210,029
Acadia Realty Trust REIT	24,153	492,963
Agree Realty Corp. REIT	19,178	1,270,159
Alerus Financial Corp.	4,370	130,576
Alexander & Baldwin, Inc. REIT *	20,430	478,879
Alexander’s, Inc. REIT	603	157,154
Allegiance Bancshares, Inc.	5,745	219,172
Altabancorp	4,536	200,310
Altus Midstream Co. Class A	929	64,129
Amalgamated Financial Corp.	4,599	72,756
Ambac Financial Group, Inc. *	12,746	182,523
Amerant Bancorp, Inc. *	5,981	147,970
American Assets Trust, Inc. REIT	14,080	526,874
American Equity Investment Life Holding Co.	23,324	689,691
American Finance Trust, Inc. REIT	32,874	264,307
American National Bankshares, Inc.	3,137	103,646
American National Group, Inc.	2,124	401,500

	Shares	Value
Ameris Bancorp	18,750	$972,750
AMERISAFE, Inc.	5,462	306,746
Angel Oak Mortgage, Inc. REIT	2,048	34,673
Apartment Investment and Management Co. Class A REIT	42,445	290,748
Apollo Commercial Real Estate Finance, Inc. REIT	39,563	586,719
Apple Hospitality REIT, Inc.	59,842	941,315
Arbor Realty Trust, Inc. REIT	36,591	678,031
Ares Commercial Real Estate Corp. REIT	10,746	162,050
Argo Group International Holdings Ltd.	8,938	466,742
Armada Hoffler Properties, Inc. REIT	17,038	227,798
ARMOUR Residential REIT, Inc.	23,253	250,667
Arrow Financial Corp.	4,267	146,624
Artisan Partners Asset Management, Inc. Class A	16,503	807,327
Ashford Hospitality Trust, Inc. REIT *	3,122	45,956
Assetmark Financial Holdings, Inc. *	4,808	119,575
Associated Banc-Corp	42,688	914,377
Associated Capital Group, Inc. Class A	507	18,967
Atlantic Capital Bancshares, Inc. *	6,127	162,304
Atlantic Union Bankshares Corp.	21,629	797,029
Atlanticus Holdings Corp. *	1,514	80,333
Axos Financial, Inc. *	16,087	829,124
B. Riley Financial, Inc.	5,683	335,524
Banc of California, Inc.	13,352	246,878
BancFirst Corp.	4,894	294,227
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	9,696	170,068
Bancorp, Inc. *	14,910	379,460
BancorpSouth Bank	28,736	855,758
Bank First Corp.	1,891	134,015
Bank of Marin Bancorp	3,611	136,315
Bank of NT Butterfield & Son Ltd. (Bermuda)	14,146	502,324
BankUnited, Inc.	26,265	1,098,402
Banner Corp.	9,882	545,585
Bar Harbor Bankshares	3,867	108,469
Berkshire Hills Bancorp, Inc.	13,431	362,368
BGC Partners, Inc. Class A	94,503	492,361
Blackstone Mortgage Trust, Inc. Class A REIT	41,697	1,264,253
Blucora, Inc. *	14,156	220,692
Blue Foundry Bancorp *	7,901	108,955
Blue Ridge Bankshares, Inc.	4,942	86,930
Braemar Hotels & Resorts, Inc. REIT *	12,678	61,488
Brandywine Realty Trust REIT	48,359	648,978
Bridgewater Bancshares, Inc. *	6,000	105,060
Brightsphere Investment Group, Inc.	16,526	431,824
BrightSpire Capital, Inc. REIT	23,802	223,501
Broadmark Realty Capital, Inc. REIT	36,216	357,090
Broadstone Net Lease, Inc. REIT	43,622	1,082,262
Brookline Bancorp, Inc.	21,880	333,889
BRP Group, Inc. Class A *	13,152	437,830
BRT Apartments Corp. REIT	2,962	57,107
Bryn Mawr Bank Corp.	5,784	265,775
Business First Bancshares, Inc.	6,102	142,726
Byline Bancorp, Inc.	7,028	172,608
Cadence Bancorp	34,692	761,836
Cambridge Bancorp	1,939	170,632
Camden National Corp.	4,199	201,132
Capital Bancorp, Inc.	2,234	53,750
Capital City Bank Group, Inc.	4,322	106,926
Capitol Federal Financial, Inc.	37,031	425,486
Capstar Financial Holdings, Inc.	4,455	94,624
Capstead Mortgage Corp. REIT	28,405	190,029
CareTrust REIT, Inc.	27,211	552,928
Carter Bankshares, Inc. *	5,667	80,585
CatchMark Timber Trust, Inc. Class A REIT	15,295	181,552
Cathay General Bancorp	21,156	875,647
CBTX, Inc.	5,628	148,467
Centerspace REIT	3,925	370,913
Central Pacific Financial Corp.	8,007	205,620

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Century Bancorp, Inc. Class A	770	$88,735
Chatham Lodging Trust REIT *	13,379	163,893
Chimera Investment Corp. REIT	65,607	974,264
CIT Group, Inc.	27,992	1,454,184
Citizens & Northern Corp.	3,883	98,085
Citizens, Inc. *	12,698	78,855
City Holding Co.	4,412	343,739
City Office REIT, Inc.	12,171	217,374
Civista Bancshares, Inc.	4,668	108,438
Clipper Realty, Inc. REIT	2,459	19,918
CNB Financial Corp.	4,429	107,802
CNO Financial Group, Inc.	35,961	846,522
Coastal Financial Corp. *	2,644	84,238
Cohen & Steers, Inc.	7,011	587,311
Columbia Banking System, Inc.	20,291	770,855
Columbia Financial, Inc. *	11,441	211,659
Columbia Property Trust, Inc. REIT	32,331	614,936
Community Bank System, Inc.	15,097	1,032,937
Community Healthcare Trust, Inc. REIT	6,592	297,892
Community Trust Bancorp, Inc.	4,607	193,955
ConnectOne Bancorp, Inc.	10,517	315,615
CorePoint Lodging, Inc. REIT *	11,092	171,926
Corporate Office Properties Trust REIT	31,850	859,313
Cowen, Inc. Class A	7,586	260,276
Crawford & Co. Class A	3,594	32,238
CrossFirst Bankshares, Inc. *	13,443	174,759
CTO Realty Growth, Inc. REIT	1,609	86,500
Curo Group Holdings Corp.	5,275	91,416
Cushman & Wakefield PLC *	39,117	727,967
Customers Bancorp, Inc. *	8,592	369,628
CVB Financial Corp.	36,441	742,303
Diamond Hill Investment Group, Inc.	925	162,486
DiamondRock Hospitality Co. REIT *	58,975	557,314
DigitalBridge Group, Inc. REIT *	136,246	821,563
Dime Community Bancshares, Inc.	10,003	326,698
Diversified Healthcare Trust REIT	70,553	239,175
Donegal Group, Inc. Class A	3,395	49,194
Dynex Capital, Inc. REIT	8,004	138,309
Eagle Bancorp, Inc.	9,014	518,305
Easterly Government Properties, Inc. REIT	24,029	496,439
Eastern Bankshares, Inc.	48,431	983,149
EastGroup Properties, Inc. REIT	11,210	1,867,922
eHealth, Inc. *	6,957	281,759
Ellington Financial, Inc. REIT	12,041	220,230
Empire State Realty Trust, Inc. Class A REIT	40,751	408,733
Employers Holdings, Inc.	8,031	317,144
Encore Capital Group, Inc. *	8,502	418,894
Enova International, Inc. *	10,578	365,470
Enstar Group Ltd. *	3,500	821,555
Enterprise Bancorp, Inc.	2,328	83,692
Enterprise Financial Services Corp.	9,983	452,030
Equity Bancshares, Inc. Class A	4,136	138,060
Equity Commonwealth REIT *	33,070	859,159
Essent Group Ltd.	31,217	1,373,860
Essential Properties Realty Trust, Inc. REIT	33,007	921,555
eXp World Holdings, Inc.	17,685	703,332
EZCORP, Inc. Class A *	11,919	90,227
Farmers National Banc Corp.	8,106	127,345
Farmland Partners, Inc. REIT	8,355	100,176
Fathom Holdings, Inc. *	1,503	40,130
FB Financial Corp.	9,392	402,729
Federal Agricultural Mortgage Corp. Class C	2,634	285,842
Federated Hermes, Inc.	26,978	876,785
Fidelity D&D Bancorp, Inc.	1,006	50,733
Finance Of America Cos., Inc. Class A *	9,514	47,094
Financial Institutions, Inc.	4,884	149,695
First Bancorp	57,452	755,494
First Bancorp NC	8,026	345,198
First Bancorp, Inc.	3,166	92,257
First Bancshares, Inc.	5,977	231,788
First Bank	5,405	76,156

	Shares	Value
First Busey Corp.	14,482	$356,692
First Commonwealth Financial Corp.	26,911	366,797
First Community Bankshares, Inc.	4,892	155,174
First Financial Bancorp	26,685	624,696
First Financial Bankshares, Inc.	36,618	1,682,597
First Financial Corp.	3,438	144,568
First Foundation, Inc.	11,201	294,586
First Internet Bancorp	2,565	79,977
First Interstate BancSystem, Inc. Class A	11,545	464,802
First Merchants Corp.	15,260	638,478
First Mid Bancshares, Inc.	4,187	171,918
First Midwest Bancorp, Inc.	32,461	617,084
First of Long Island Corp.	6,523	134,374
Flagstar Bancorp, Inc.	14,512	736,919
Flushing Financial Corp.	8,969	202,699
Flywire Corp. *	3,415	149,714
Focus Financial Partners, Inc. Class A *	16,797	879,659
Four Corners Property Trust, Inc. REIT	21,452	576,201
Franklin Street Properties Corp. REIT	29,405	136,439
FRP Holdings, Inc. *	1,863	104,179
FS Bancorp, Inc.	2,110	73,027
Fulton Financial Corp.	44,821	684,865
GAMCO Investors, Inc. Class A	2,017	53,208
GCM Grosvenor, Inc. Class A	9,322	107,389
Genworth Financial, Inc. Class A *	144,484	541,815
GEO Group, Inc. REIT	33,214	248,109
German American Bancorp, Inc.	6,932	267,783
Getty Realty Corp. REIT	10,139	297,174
Glacier Bancorp, Inc.	27,023	1,495,723
Gladstone Commercial Corp. REIT	10,080	211,982
Gladstone Land Corp. REIT	7,299	166,198
Global Medical REIT, Inc.	16,157	237,508
Global Net Lease, Inc. REIT	27,368	438,435
Goosehead Insurance, Inc. Class A	5,046	768,455
Granite Point Mortgage Trust, Inc. REIT	16,333	215,106
Great Ajax Corp. REIT	7,189	96,980
Great Southern Bancorp, Inc.	2,943	161,306
Great Western Bancorp, Inc.	15,622	511,464
Greenhill & Co., Inc.	3,810	55,702
Greenlight Capital Re Ltd. Class A *	8,495	62,778
Guaranty Bancshares, Inc.	2,185	78,332
Hamilton Lane, Inc. Class A	9,592	813,593
Hancock Whitney Corp.	24,395	1,149,492
Hanmi Financial Corp.	8,694	174,402
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	21,744	1,162,869
HarborOne Bancorp, Inc.	15,046	211,246
HBT Financial, Inc.	1,783	27,726
HCI Group, Inc.	1,614	178,783
Healthcare Realty Trust, Inc. REIT	41,170	1,226,043
Heartland Financial USA, Inc.	11,365	546,429
Heritage Commerce Corp.	16,489	191,767
Heritage Financial Corp.	10,109	257,780
Heritage Insurance Holdings, Inc.	6,984	47,561
Hersha Hospitality Trust REIT *	9,820	91,621
Hilltop Holdings, Inc.	17,938	586,034
Hingham Institution for Savings	413	139,057
Home Bancorp, Inc.	2,196	84,941
Home BancShares, Inc.	43,002	1,011,837
Home Point Capital, Inc.	1,960	8,075
HomeStreet, Inc.	5,706	234,802
HomeTrust Bancshares, Inc.	4,750	132,905
Hope Bancorp, Inc.	33,893	489,415
Horace Mann Educators Corp.	11,891	473,143
Horizon Bancorp, Inc.	12,595	228,851
Houlihan Lokey, Inc.	14,403	1,326,516
Howard Bancorp, Inc. *	4,014	81,404
I3 Verticals, Inc. Class A *	5,206	126,037
Independence Holding Co.	1,280	63,475
Independence Realty Trust, Inc. REIT	28,905	588,217
Independent Bank Corp.	9,292	707,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Independent Bank Corp. MI	6,447	$138,482
Independent Bank Group, Inc.	10,612	753,876
Indus Realty Trust, Inc. REIT	846	59,305
Industrial Logistics Properties Trust REIT	18,516	470,492
Innovative Industrial Properties, Inc. REIT	6,682	1,544,678
International Bancshares Corp.	15,322	638,008
International Money Express, Inc. *	9,016	150,567
Invesco Mortgage Capital, Inc. REIT	69,423	218,682
Investors Bancorp, Inc.	64,503	974,640
Investors Title Co.	324	59,162
iStar, Inc. REIT	19,534	489,913
James River Group Holdings Ltd.	9,238	348,550
Kearny Financial Corp.	20,812	258,693
Kennedy-Wilson Holdings, Inc.	34,220	715,882
Kinsale Capital Group, Inc.	6,063	980,387
Kite Realty Group Trust REIT	23,769	483,937
KKR Real Estate Finance Trust, Inc. REIT	8,670	182,937
Ladder Capital Corp. REIT	31,446	347,478
Lakeland Bancorp, Inc.	13,248	233,562
Lakeland Financial Corp.	6,880	490,131
Legacy Housing Corp. *	3,029	54,431
LendingClub Corp. *	27,492	776,374
LendingTree, Inc. *	3,277	458,223
Lexington Realty Trust REIT	77,359	986,327
Live Oak Bancshares, Inc.	9,006	573,052
LTC Properties, Inc. REIT	11,094	351,569
Luther Burbank Corp.	4,448	59,648
Macatawa Bank Corp.	7,514	60,337
Macerich Co. REIT	60,299	1,007,596
Mack-Cali Realty Corp. REIT *	24,765	423,977
Maiden Holdings Ltd. *	19,807	62,590
Marcus & Millichap, Inc. *	6,765	274,794
Marlin Business Services Corp.	2,910	64,689
MBIA, Inc. *	13,661	175,544
McGrath Rentcorp	6,882	495,160
Mercantile Bank Corp.	4,707	150,765
Merchants Bancorp	2,558	100,964
Meridian Bancorp, Inc.	13,322	276,565
Meta Financial Group, Inc.	8,865	465,235
Metrocity Bankshares, Inc.	4,064	85,222
MetroMile, Inc. *	10,462	37,140
Metropolitan Bank Holding Corp. *	2,329	196,335
MFA Financial, Inc. REIT	126,155	576,528
Mid Penn Bancorp, Inc.	2,254	62,098
Midland States Bancorp, Inc.	6,493	160,572
MidWestOne Financial Group, Inc.	4,126	124,440
Moelis & Co. Class A	17,247	1,067,072
Monmouth Real Estate Investment Corp. REIT	27,145	506,254
Mr Cooper Group, Inc. *	20,215	832,252
MVB Financial Corp.	2,630	112,643
National Bank Holdings Corp. Class A	8,535	345,497
National Health Investors, Inc. REIT	12,336	659,976
National Storage Affiliates Trust REIT	22,836	1,205,512
National Western Life Group, Inc. Class A	737	155,205
Navient Corp.	46,459	916,636
NBT Bancorp, Inc.	12,023	434,271
Nelnet, Inc. Class A	4,837	383,284
NETSTREIT Corp.	11,308	267,434
New York Mortgage Trust, Inc. REIT	107,043	456,003
Newmark Group, Inc. Class A	42,273	604,927
NexPoint Residential Trust, Inc. REIT	6,275	388,297
NI Holdings, Inc. *	3,078	54,050
Nicolet Bankshares, Inc. *	2,544	188,714
NMI Holdings, Inc. Class A *	24,198	547,117
Northfield Bancorp, Inc.	13,038	223,732
Northrim Bancorp, Inc.	1,861	79,111
Northwest Bancshares, Inc.	34,938	463,977
OceanFirst Financial Corp.	16,852	360,801
Ocwen Financial Corp. *	2,328	65,487
Office Properties Income Trust REIT	13,833	350,390

	Shares	Value
OFG Bancorp	14,330	$361,403
Old National Bancorp	46,595	789,785
Old Second Bancorp, Inc.	7,898	103,148
One Liberty Properties, Inc. REIT	4,590	139,949
Oportun Financial Corp. *	5,980	149,679
Oppenheimer Holdings, Inc. Class A	2,666	120,743
Orchid Island Capital, Inc. REIT	34,844	170,387
Origin Bancorp, Inc.	6,305	267,017
Orrstown Financial Services, Inc.	2,908	68,047
Outfront Media, Inc. REIT	41,472	1,045,094
Pacific Premier Bancorp, Inc.	24,494	1,015,031
Palomar Holdings, Inc. *	7,002	565,972
Paramount Group, Inc. REIT	53,201	478,277
Park National Corp.	4,059	494,995
PCSB Financial Corp.	3,875	71,455
Peapack Gladstone Financial Corp.	5,150	171,804
Pebblebrook Hotel Trust REIT	36,653	821,394
PennyMac Financial Services, Inc.	9,260	566,064
PennyMac Mortgage Investment Trust REIT	27,630	544,035
Peoples Bancorp, Inc.	7,370	232,966
Peoples Financial Services Corp.	1,981	90,274
Phillips Edison & Co., Inc. REIT	5,284	162,272
Physicians Realty Trust REIT	61,243	1,079,102
Piedmont Office Realty Trust, Inc. Class A REIT	34,967	609,475
Pioneer Bancorp, Inc. *	4,488	56,728
Piper Sandler Cos.	4,933	683,023
PJT Partners, Inc. Class A	6,806	538,423
Plymouth Industrial REIT, Inc. REIT	7,907	179,884
Postal Realty Trust, Inc. Class A REIT	3,434	64,010
PotlatchDeltic Corp. REIT	18,820	970,736
PRA Group, Inc. *	12,803	539,518
Preferred Apartment Communities, Inc. Class A REIT	14,256	174,351
Preferred Bank	3,929	261,986
Premier Financial Corp.	10,542	335,657
Primis Financial Corp.	5,868	84,851
ProAssurance Corp.	15,153	360,338
Provident Bancorp, Inc.	4,605	73,772
Provident Financial Services, Inc.	21,400	502,258
PS Business Parks, Inc. REIT	5,725	897,336
Pzena Investment Management, Inc. Class A	4,574	45,008
QCR Holdings, Inc.	4,385	225,564
Radian Group, Inc.	52,573	1,194,459
Radius Global Infrastructure, Inc. Class A *	16,621	271,421
Rafael Holdings, Inc. Class B *	2,908	89,363
RBB Bancorp	4,055	102,227
RE/MAX Holdings, Inc. Class A	5,257	163,808
Ready Capital Corp. REIT	16,309	235,339
Realogy Holdings Corp. *	32,477	569,647
Red River Bancshares, Inc.	1,395	69,541
Redfin Corp. *	28,681	1,436,918
Redwood Trust, Inc. REIT	32,009	412,596
Regional Management Corp.	2,523	146,788
Reliant Bancorp, Inc.	4,248	134,194
Renasant Corp.	15,745	567,607
Republic Bancorp, Inc. Class A	2,670	135,236
Republic First Bancorp, Inc. *	12,170	37,484
Retail Opportunity Investments Corp. REIT	33,136	577,229
Retail Properties of America, Inc. Class A REIT	61,133	787,393
Retail Value, Inc. REIT	5,292	139,338
RLI Corp.	11,283	1,131,346
RLJ Lodging Trust REIT	46,655	693,293
RMR Group, Inc. Class A	4,232	141,560
RPT Realty REIT	22,733	290,073
Ryman Hospitality Properties, Inc. REIT *	15,165	1,269,310
S&T Bancorp, Inc.	11,045	325,496
Sabra Health Care REIT, Inc.	62,089	913,950
Safehold, Inc. REIT	5,099	366,567
Safety Insurance Group, Inc.	4,081	323,419

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Sandy Spring Bancorp, Inc.	13,216	$605,557
Saul Centers, Inc. REIT	3,657	161,127
Sculptor Capital Management, Inc.	5,702	159,029
Seacoast Banking Corp. of Florida	15,483	523,480
Selective Insurance Group, Inc.	16,755	1,265,505
Selectquote, Inc. *	37,784	488,547
Seritage Growth Properties REIT *	10,019	148,582
Service Properties Trust REIT	46,769	524,280
ServisFirst Bancshares, Inc.	14,076	1,095,113
Sierra Bancorp	4,016	97,508
Silvergate Capital Corp. Class A *	6,524	753,522
Simmons First National Corp. Class A	30,282	895,136
SiriusPoint Ltd. * (Bermuda)	26,349	243,992
SITE Centers Corp. REIT	49,378	762,396
SmartFinancial, Inc.	3,979	102,857
South Plains Financial, Inc.	2,964	72,262
SouthState Corp.	19,694	1,470,551
Southern First Bancshares, Inc. *	2,115	113,153
Southern Missouri Bancorp, Inc.	2,065	92,698
Southside Bancshares, Inc.	8,880	340,015
Spirit of Texas Bancshares, Inc.	3,800	91,960
St Joe Co.	9,395	395,529
STAG Industrial, Inc. REIT	46,041	1,807,109
State Auto Financial Corp.	5,033	256,431
StepStone Group, Inc. Class A	10,638	453,604
Stewart Information Services Corp.	7,525	476,031
Stock Yards Bancorp, Inc.	6,791	398,292
StoneX Group, Inc. *	4,838	318,824
Summit Financial Group, Inc.	3,486	85,442
Summit Hotel Properties, Inc. REIT *	29,249	281,668
Sunstone Hotel Investors, Inc. REIT *	61,251	731,337
Tanger Factory Outlet Centers, Inc. REIT	27,686	451,282
Terreno Realty Corp. REIT	19,600	1,239,308
Texas Capital Bancshares, Inc. *	14,298	858,166
Tiptree, Inc.	6,469	64,819
Tompkins Financial Corp.	3,982	322,184
Towne Bank	19,139	595,414
TPG RE Finance Trust, Inc. REIT	17,399	215,400
Trean Insurance Group, Inc. *	3,733	38,637
TriCo Bancshares	7,771	337,261
TriState Capital Holdings, Inc. *	8,384	177,322
Triumph Bancorp, Inc. *	6,635	664,363
Trupanion, Inc. *	10,766	836,195
TrustCo Bank Corp.	5,333	170,496
Trustmark Corp.	17,529	564,784
Two Harbors Investment Corp. REIT	89,519	567,550
UMB Financial Corp.	12,347	1,194,078
UMH Properties, Inc. REIT	11,357	260,075
United Bankshares, Inc.	35,233	1,281,777
United Community Banks, Inc.	23,686	777,375
United Fire Group, Inc.	5,938	137,168
United Insurance Holdings Corp.	4,752	17,250
Uniti Group, Inc. REIT	54,834	678,297
Universal Health Realty Income Trust REIT	3,773	208,534
Universal Insurance Holdings, Inc.	8,902	116,082
Univest Financial Corp.	8,474	232,103
Urban Edge Properties REIT	32,997	604,175
Urstadt Biddle Properties, Inc. Class A REIT	8,393	158,879
Valley National Bancorp	112,940	1,503,231
Veritex Holdings, Inc.	13,677	538,327
Virtus Investment Partners, Inc.	2,080	645,466
Walker & Dunlop, Inc.	8,252	936,602
Washington Federal, Inc.	19,096	655,184
Washington Real Estate Investment Trust REIT	24,130	597,217
Washington Trust Bancorp, Inc.	4,856	257,271
Waterstone Financial, Inc.	6,183	126,690
WesBanco, Inc.	17,893	609,793
West BanCorp, Inc.	4,532	136,096
Westamerica Bancorp	7,345	413,230
Whitestone REIT REIT	12,262	119,922

	Shares	Value
WisdomTree Investments, Inc.	37,968	$215,279
World Acceptance Corp. *	1,177	223,136
WSFS Financial Corp.	13,396	687,349
Xenia Hotels & Resorts, Inc. REIT *	32,473	576,071

		180,640,017

Industrial - 12.3%
908 Devices, Inc. *	3,644	118,503
AAON, Inc.	11,824	772,580
AAR Corp. *	9,691	314,279
Advanced Energy Industries, Inc.	10,964	962,091
Aerojet Rocketdyne Holdings, Inc.	21,109	919,297
AeroVironment, Inc. *	6,338	547,096
AFC Gamma, Inc. REIT	2,067	44,606
AgEagle Aerial Systems, Inc. *	19,016	57,238
Air Transport Services Group, Inc. *	16,817	434,047
Akoustis Technologies, Inc. *	10,661	103,412
Alamo Group, Inc.	2,834	395,428
Albany International Corp. Class A	8,769	674,073
Allied Motion Technologies, Inc.	3,217	100,628
Altra Industrial Motion Corp.	18,463	1,021,927
American Outdoor Brands, Inc. *	3,717	91,290
American Superconductor Corp. *	7,767	113,243
American Woodmark Corp. *	4,732	309,331
AMMO, Inc. *	24,273	149,279
Apogee Enterprises, Inc.	7,133	269,342
Applied Industrial Technologies, Inc.	11,060	996,838
ArcBest Corp.	7,243	592,260
Arcosa, Inc.	13,807	692,697
Argan, Inc.	4,303	187,912
Astec Industries, Inc.	6,565	353,263
Astronics Corp. *	6,683	93,963
Atkore, Inc. *	13,000	1,129,960
Atlas Air Worldwide Holdings, Inc. *	8,204	670,103
AZZ, Inc.	7,012	373,038
Babcock & Wilcox Enterprises, Inc. *	15,816	101,381
Badger Meter, Inc.	8,234	832,787
Barnes Group, Inc.	13,348	557,012
Belden, Inc.	12,473	726,677
Benchmark Electronics, Inc.	10,090	269,504
Blink Charging Co. *	10,403	297,630
Bloom Energy Corp. Class A *	39,259	734,928
Boise Cascade Co.	11,223	605,818
Brady Corp. Class A	13,442	681,509
Byrna Technologies, Inc. *	5,198	113,628
Cactus, Inc. Class A	15,553	586,659
Caesarstone Ltd.	6,257	77,712
Casella Waste Systems, Inc. Class A *	13,871	1,053,364
CECO Environmental Corp. *	8,846	62,276
Centrus Energy Corp. Class A *	2,692	104,073
Chart Industries, Inc. *	10,297	1,967,860
Chase Corp.	2,077	212,166
CIRCOR International, Inc. *	5,191	171,355
Columbus McKinnon Corp.	7,327	354,260
Comfort Systems USA, Inc.	10,160	724,611
Comtech Telecommunications Corp.	6,773	173,457
Concrete Pumping Holdings, Inc. *	7,352	62,786
Construction Partners, Inc. Class A *	8,531	284,679
Cornerstone Building Brands, Inc. *	14,876	217,338
Costamare, Inc. (Monaco)	14,480	224,295
Covanta Holding Corp.	33,775	679,553
Covenant Logistics Group, Inc. Class A *	3,693	102,111
CryoPort, Inc. *	11,434	760,475
CSW Industrials, Inc.	3,899	497,902
Daseke, Inc. *	13,081	120,476
DHT Holdings, Inc.	41,257	269,408
Dorian LPG Ltd.	9,941	123,368
Ducommun, Inc. *	3,342	168,270
DXP Enterprises, Inc. *	4,701	139,009
Dycom Industries, Inc. *	8,426	600,268

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Eagle Bulk Shipping, Inc. *	2,292	$115,563
Eastman Kodak Co. *	12,784	87,059
Echo Global Logistics, Inc. *	7,479	356,823
EMCOR Group, Inc.	15,028	1,733,931
Encore Wire Corp.	5,733	543,660
Energizer Holdings, Inc.	19,192	749,448
Energy Recovery, Inc. *	11,987	228,113
Enerpac Tool Group Corp.	17,217	356,908
EnerSys	12,220	909,657
EnPro Industries, Inc.	5,821	507,125
ESCO Technologies, Inc.	7,288	561,176
Exponent, Inc.	14,642	1,656,742
Fabrinet * (Thailand)	10,423	1,068,462
FARO Technologies, Inc. *	5,114	336,552
Federal Signal Corp.	16,989	656,115
Fluidigm Corp. *	23,041	151,840
Fluor Corp. *	40,044	639,503
Forterra, Inc. *	8,419	198,352
Forward Air Corp.	7,664	636,265
Franklin Electric Co., Inc.	13,074	1,043,959
Frontline Ltd. (Norway)	33,675	315,535
GATX Corp.	9,957	891,749
Genco Shipping & Trading Ltd.	9,153	184,250
Gibraltar Industries, Inc. *	9,250	644,262
GoPro, Inc. Class A *	35,582	333,047
Gorman-Rupp Co.	5,302	189,865
GrafTech International Ltd.	57,396	592,327
Granite Construction, Inc.	12,900	510,195
Great Lakes Dredge & Dock Corp. *	18,984	286,469
Greenbrier Cos., Inc.	9,227	396,669
Greif, Inc. Class A	7,272	469,771
Greif, Inc. Class B	1,468	95,126
Griffon Corp.	13,103	322,334
Harsco Corp. *	22,315	378,239
Haynes International, Inc.	3,251	121,100
Heartland Express, Inc.	13,594	217,776
Helios Technologies, Inc.	9,063	744,163
Heritage-Crystal Clean, Inc. *	4,452	129,019
Hillenbrand, Inc.	20,571	877,353
Hub Group, Inc. Class A *	9,334	641,712
Hydrofarm Holdings Group, Inc. *	10,974	415,366
Hyster-Yale Materials Handling, Inc.	2,847	143,090
Ichor Holdings Ltd. *	7,819	321,283
Ideanomics, Inc. *	116,410	229,328
Identiv, Inc. *	5,886	110,892
IES Holdings, Inc. *	2,195	100,290
II-VI, Inc. *	29,490	1,750,526
Infrastructure and Energy Alternatives, Inc. *	5,956	68,077
Insteel Industries, Inc.	4,991	189,908
International Seaways, Inc.	10,645	193,952
Iteris, Inc. *	10,296	54,363
Itron, Inc. *	12,754	964,585
JELD-WEN Holding, Inc. *	23,936	599,118
John Bean Technologies Corp.	8,848	1,243,586
Kadant, Inc.	3,282	669,856
Kaman Corp.	8,187	292,030
Karat Packaging, Inc. *	1,306	27,465
Kennametal, Inc.	23,570	806,801
Kimball Electronics, Inc. *	7,258	187,039
Knowles Corp. *	25,363	475,303
Kratos Defense & Security Solutions, Inc. *	34,587	771,636
Latham Group, Inc. *	6,614	108,470
Lawson Products, Inc. *	1,438	71,914
Lindsay Corp.	3,135	475,862
Luna Innovations, Inc. *	8,681	82,469
Luxfer Holdings PLC (United Kingdom)	7,978	156,608
Lydall, Inc. *	4,984	309,457
Manitowoc Co., Inc. *	9,251	198,156
Marten Transport Ltd.	16,957	266,055
Masonite International Corp. *	6,805	722,215
Materion Corp.	5,806	398,524

	Shares	Value
Matson, Inc.	12,115	$977,802
Matthews International Corp. Class A	8,817	305,862
Mayville Engineering Co., Inc. *	2,023	38,032
Mesa Laboratories, Inc.	1,399	423,002
Meta Materials, Inc. *	61,764	356,996
MicroVision, Inc. *	45,117	498,543
Mistras Group, Inc. *	5,593	56,825
Montrose Environmental Group, Inc. *	6,415	396,062
Moog, Inc. Class A	8,248	628,745
Mueller Industries, Inc.	15,841	651,065
Mueller Water Products, Inc. Class A	44,882	683,104
Myers Industries, Inc.	10,437	204,252
MYR Group, Inc. *	4,705	468,147
Napco Security Technologies, Inc. *	4,168	179,557
National Presto Industries, Inc.	1,547	126,978
NL Industries, Inc.	2,103	12,113
nLight, Inc. *	12,119	341,635
NN, Inc. *	12,762	67,000
Nordic American Tankers Ltd.	39,350	100,736
Northwest Pipe Co. *	2,663	63,113
Novanta, Inc. *	9,948	1,536,966
NV5 Global, Inc. *	3,719	366,582
NVE Corp.	1,443	92,309
O-I Glass, Inc. *	45,023	642,478
Olympic Steel, Inc.	2,927	71,302
Omega Flex, Inc.	738	105,305
OSI Systems, Inc. *	4,828	457,694
Pactiv Evergreen, Inc.	11,407	142,816
PAM Transportation Services, Inc. *	1,370	61,623
Park Aerospace Corp.	5,378	73,571
Park-Ohio Holdings Corp.	2,326	59,360
Patrick Industries, Inc.	6,463	538,368
PGT Innovations, Inc. *	16,250	310,375
Plexus Corp. *	7,887	705,177
Powell Industries, Inc.	2,698	66,290
Primoris Services Corp.	14,645	358,656
Proto Labs, Inc. *	7,859	523,409
Pure Cycle Corp. *	5,726	76,213
PureCycle Technologies, Inc. *	9,385	124,633
Radiant Logistics, Inc. *	12,971	82,885
Ranpak Holdings Corp. *	9,960	267,127
Raven Industries, Inc. *	10,258	590,963
RBC Bearings, Inc. *	7,883	1,672,773
Rexnord Corp.	34,185	2,197,754
Ryerson Holding Corp.	4,918	109,524
Safe Bulkers, Inc. * (Greece)	16,949	87,626
Saia, Inc. *	7,481	1,780,702
Sanmina Corp. *	18,303	705,398
Scorpio Tankers, Inc. (Monaco)	13,897	257,650
SFL Corp. Ltd. (Norway)	27,512	230,551
Sharps Compliance Corp. *	4,772	39,464
Sight Sciences, Inc. *	3,141	71,301
Simpson Manufacturing Co., Inc.	12,284	1,314,019
Smith & Wesson Brands, Inc.	13,514	280,551
Southwest Gas Holdings, Inc. *	16,777	1,122,046
SPX Corp. *	12,498	668,018
SPX FLOW, Inc.	11,718	856,586
Standex International Corp.	3,444	340,646
Sterling Construction Co., Inc. *	7,471	169,368
Stoneridge, Inc. *	7,629	155,555
Sturm Ruger & Co., Inc.	4,731	349,053
Summit Materials, Inc. Class A *	33,480	1,070,356
Teekay Corp. * (Bermuda)	19,788	72,424
Teekay Tankers Ltd. Class A * (Bermuda)	6,795	98,731
Tennant Co.	5,185	383,431
Terex Corp.	19,293	812,235
Tetra Tech, Inc.	15,204	2,270,565
Thermon Group Holdings, Inc. *	9,759	168,928
TimkenSteel Corp. *	13,717	179,418
Tredegar Corp.	7,911	96,356
TriMas Corp. *	12,338	399,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Trinity Industries, Inc.	22,218	$603,663
Trinseo SA	10,973	592,323
Triumph Group, Inc. *	17,961	334,613
TTM Technologies, Inc. *	29,983	376,886
Turtle Beach Corp. *	4,263	118,597
Tutor Perini Corp. *	11,284	146,466
UFP Industries, Inc.	16,977	1,154,096
UFP Technologies, Inc. *	2,005	123,488
Universal Logistics Holdings, Inc.	2,688	53,975
US Ecology, Inc. *	9,245	299,076
US Xpress Enterprises, Inc. Class A *	6,043	52,151
Vicor Corp. *	5,949	798,118
View, Inc. *	24,145	130,866
Vishay Intertechnology, Inc.	37,594	755,263
Vishay Precision Group, Inc. *	3,713	129,101
Watts Water Technologies, Inc. Class A	7,757	1,303,874
Welbilt, Inc. *	36,860	856,626
Werner Enterprises, Inc.	17,641	780,967
Willis Lease Finance Corp. *	973	36,186
WillScot Mobile Mini Holdings Corp. *	58,963	1,870,306
Worthington Industries, Inc.	9,534	502,442
Xometry, Inc. Class A *	2,273	131,084
Yellow Corp. *	14,345	81,049

		103,453,941

Technology - 11.5%
1Life Healthcare, Inc. *	32,871	665,638
3D Systems Corp. *	34,595	953,784
8x8, Inc. *	30,332	709,465
ACI Worldwide, Inc. *	33,266	1,022,264
Agilysys, Inc. *	5,741	300,599
Alignment Healthcare, Inc. *	7,505	119,930
Alkami Technology, Inc. *	1,984	48,965
Allscripts Healthcare Solutions, Inc. *	34,942	467,175
Alpha & Omega Semiconductor Ltd. *	6,115	191,828
Altair Engineering, Inc. Class A *	13,082	901,873
Ambarella, Inc. *	9,854	1,534,662
American Software, Inc. Class A	9,100	216,125
Amkor Technology, Inc.	28,781	718,086
Apollo Medical Holdings, Inc. *	10,334	940,911
Appfolio, Inc. Class A *	5,339	642,816
Appian Corp. *	11,208	1,036,852
Asana, Inc. Class A *	20,849	2,164,960
Atomera, Inc. *	5,135	118,567
Avaya Holdings Corp. *	23,516	465,382
Avid Technology, Inc. *	10,302	297,934
Axcelis Technologies, Inc. *	9,490	446,315
AXT, Inc. *	11,917	99,269
Bandwidth, Inc. Class A *	6,512	587,903
Benefitfocus, Inc. *	7,116	78,988
BigCommerce Holdings, Inc. *	13,755	696,553
Blackbaud, Inc. *	13,644	959,855
Blackline, Inc. *	15,125	1,785,658
Bottomline Technologies DE, Inc. *	12,481	490,254
Box, Inc. Class A *	40,182	951,108
Brightcove, Inc. *	12,051	139,069
BTRS Holdings, Inc. *	18,245	194,127
Cantaloupe, Inc. *	16,603	178,980
Cardlytics, Inc. *	9,013	756,551
Castlight Health, Inc. Class B *	34,025	53,419
Cerence, Inc. *	10,668	1,025,301
CEVA, Inc. *	6,208	264,895
Cloudera, Inc. *	65,255	1,042,122
CMC Materials, Inc.	8,237	1,015,046
Cohu, Inc. *	13,512	431,573
CommVault Systems, Inc. *	12,921	973,081
Computer Programs & Systems, Inc.	3,328	118,011
Conduent, Inc. *	47,287	311,621
Cornerstone OnDemand, Inc. *	17,758	1,016,823
Corsair Gaming, Inc. *	7,662	198,676

	Shares	Value
CS Disco, Inc. *	2,081	$99,763
CSG Systems International, Inc.	9,276	447,103
CTS Corp.	9,096	281,157
Daily Journal Corp. *	386	123,663
DarioHealth Corp. *	3,841	52,430
Desktop Metal, Inc. Class A *	42,506	304,768
Diebold Nixdorf, Inc. *	20,849	210,783
Digi International, Inc. *	9,188	193,132
Digimarc Corp. *	3,820	131,561
Digital Turbine, Inc. *	25,599	1,759,931
DigitalOcean Holdings, Inc. *	13,965	1,084,103
Diodes, Inc. *	12,291	1,113,442
Domo, Inc. Class B *	7,770	656,099
Donnelley Financial Solutions, Inc. *	8,672	300,225
DSP Group, Inc. *	7,093	155,408
E2open Parent Holdings, Inc. *	45,750	516,975
Ebix, Inc.	7,481	201,463
eGain Corp. *	4,726	48,205
EMCORE Corp. *	10,406	77,837
Envestnet, Inc. *	15,327	1,229,839
EverCommerce, Inc. *	4,687	77,289
Evolent Health, Inc. Class A *	21,932	679,892
ExlService Holdings, Inc. *	9,259	1,139,968
ExOne Co. *	5,363	125,387
Forian, Inc. *	5,171	53,365
FormFactor, Inc. *	21,924	818,423
Genius Brands International, Inc. *	80,418	109,368
GreenBox POS *	4,948	41,019
Grid Dynamics Holdings, Inc. *	11,879	347,104
GTY Technology Holdings, Inc. *	10,824	81,396
Health Catalyst, Inc. *	14,135	706,891
IBEX Holdings Ltd. *	1,980	33,660
iCAD, Inc. *	5,753	61,845
Impinj, Inc. *	5,263	300,675
Inovalon Holdings, Inc. Class A *	21,298	858,096
Inseego Corp. *	21,608	143,909
Insight Enterprises, Inc. *	9,724	875,938
Instructure Holdings, Inc. *	3,378	76,309
Intapp, Inc. *	2,838	73,107
Integral Ad Science Holding Corp. *	4,786	98,735
Intelligent Systems Corp. *	2,518	102,256
j2 Global, Inc. *	12,253	1,674,005
JFrog Ltd. * (Israel)	14,704	492,584
Kaltura, Inc. *	4,908	50,503
KBR, Inc.	39,868	1,570,799
Kulicke & Soffa Industries, Inc. (Singapore)	17,263	1,006,088
Lattice Semiconductor Corp. *	38,263	2,473,703
LivePerson, Inc. *	18,277	1,077,429
MACOM Technology Solutions Holdings, Inc. Class H *	13,728	890,535
ManTech International Corp. Class A	7,877	598,022
MAXIMUS, Inc.	17,292	1,438,694
MaxLinear, Inc. *	20,006	985,296
MeridianLink, Inc. *	3,568	79,780
MicroStrategy, Inc. Class A *	2,213	1,279,999
Mitek Systems, Inc. *	12,097	223,795
Model N, Inc. *	10,009	335,302
Momentive Global, Inc. *	35,650	698,740
NantHealth, Inc. *	9,421	15,168
NetScout Systems, Inc. *	19,785	533,206
NextGen Healthcare, Inc. *	16,771	236,471
ON24, Inc. *	7,582	151,185
OneSpan, Inc. *	9,722	182,579
Onto Innovation, Inc. *	13,730	991,993
Ouster, Inc. *	8,273	60,558
Outbrain, Inc. *	2,276	33,685
Outset Medical, Inc. *	13,035	644,450
PAE, Inc. *	19,052	113,931
PagerDuty, Inc. *	22,759	942,678
PAR Technology Corp. *	6,757	415,623
Parsons Corp. *	7,500	253,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
PDF Solutions, Inc. *	8,366	$192,753
Photronics, Inc. *	17,818	242,859
Phreesia, Inc. *	13,780	850,226
Ping Identity Holding Corp. *	12,398	304,619
Pitney Bowes, Inc.	49,845	359,382
PlayAGS, Inc. *	8,680	68,398
Porch Group, Inc. *	21,738	384,328
Power Integrations, Inc.	17,023	1,685,107
PowerSchool Holdings, Inc. Class A *	12,141	298,790
Privia Health Group, Inc. *	5,586	131,606
Progress Software Corp.	12,398	609,858
PROS Holdings, Inc. *	11,269	399,824
QAD, Inc. Class A	3,406	297,650
Qualys, Inc. *	9,612	1,069,720
Quantum Corp. *	13,045	67,573
Rackspace Technology, Inc. *	15,323	217,893
Rambus, Inc. *	30,583	678,943
Rapid7, Inc. *	15,753	1,780,404
Rekor Systems, Inc. *	8,941	102,732
Rimini Street, Inc. *	12,495	120,577
SailPoint Technologies Holdings, Inc. *	25,797	1,106,175
Sapiens International Corp. (Israel)	8,444	243,018
Schrodinger, Inc. *	12,775	698,537
SecureWorks Corp. Class A *	3,091	61,449
Semtech Corp. *	18,235	1,421,783
Silicon Laboratories, Inc. *	12,521	1,754,943
Simulations Plus, Inc.	4,480	176,960
SiTime Corp. *	3,639	742,975
SkyWater Technology, Inc. *	2,240	60,928
SMART Global Holdings, Inc. *	4,441	197,625
Smith Micro Software, Inc. *	7,097	34,349
Sprout Social, Inc. Class A *	12,588	1,535,107
SPS Commerce, Inc. *	10,173	1,641,007
StarTek, Inc. *	5,184	28,564
Sumo Logic, Inc. *	24,444	394,037
Super Micro Computer, Inc. *	12,467	455,918
Synaptics, Inc. *	9,949	1,788,134
Tabula Rasa HealthCare, Inc. *	6,353	166,512
Telos Corp. *	11,255	319,867
Tenable Holdings, Inc. *	25,580	1,180,261
TTEC Holdings, Inc.	5,268	492,716
Ultra Clean Holdings, Inc. *	12,515	533,139
Unisys Corp. *	18,507	465,266
Upland Software, Inc. *	8,046	269,058
Varonis Systems, Inc. *	29,859	1,816,920
Veeco Instruments, Inc. *	14,003	311,007
Verint Systems, Inc. *	18,165	813,610
Veritone, Inc. *	8,078	192,983
Verra Mobility Corp. *	38,206	575,764
Viant Technology, Inc. Class A *	3,169	38,725
Vocera Communications, Inc. *	9,723	444,924
Vuzix Corp. *	16,544	173,050
Workiva, Inc. *	12,038	1,696,877
Xperi Holding Corp.	29,909	563,486
Yext, Inc. *	31,681	381,122
Zuora, Inc. Class A *	30,283	502,092

		95,717,664

Utilities - 2.4%
ALLETE, Inc.	14,961	890,479
Ameresco, Inc. Class A *	8,805	514,476
American States Water Co.	10,400	889,408
Artesian Resources Corp. Class A	2,171	82,867
Avista Corp.	19,760	773,011
Black Hills Corp.	17,778	1,115,747
Brookfield Infrastructure Corp. Class A (Canada)	15,123	905,565
California Water Service Group	14,521	855,722
Chesapeake Utilities Corp.	4,974	597,129
Clearway Energy, Inc. Class A	9,933	280,111

	Shares	Value
Clearway Energy, Inc. Class C	23,206	$702,446
Evoqua Water Technologies Corp. *	32,628	1,225,508
FTC Solar, Inc. *	5,420	42,222
Global Water Resources, Inc.	4,109	76,920
MGE Energy, Inc.	10,270	754,845
Middlesex Water Co.	4,923	505,986
New Jersey Resources Corp.	27,243	948,329
Northwest Natural Holding Co.	8,699	400,067
NorthWestern Corp.	14,475	829,417
ONE Gas, Inc.	14,870	942,312
Ormat Technologies, Inc.	12,778	851,142
Otter Tail Corp.	11,725	656,248
PNM Resources, Inc.	24,139	1,194,398
Portland General Electric Co.	25,650	1,205,293
SJW Group	7,813	516,127
South Jersey Industries, Inc.	29,227	621,366
Spire, Inc.	14,449	883,990
Unitil Corp.	4,220	180,532
Via Renewables, Inc.	3,905	39,792
York Water Co.	3,613	157,816

		19,639,271

Total Common Stocks (Cost $603,591,625)		826,051,139

	Principal Amount
CORPORATE BONDS & NOTES - 0.0%
Financial - 0.0%
GAMCO Investors, Inc. 4.000% due 06/15/23 §	$4,000	3,981

Total Corporate Bonds & Notes (Cost $4,000)		3,981

SHORT-TERM INVESTMENT - 1.1%
Repurchase Agreement - 1.1%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $9,582,614; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $9,774,342)	9,582,614	9,582,614

Total Short-Term Investment (Cost $9,582,614)		9,582,614

TOTAL INVESTMENTS - 99.8% (Cost $613,178,682)		835,649,538

DERIVATIVES - (0.0%)		(115,646)

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,514,217

NET ASSETS - 100.0%		$837,048,109

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $11,804 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	12/21	98	$10,899,566	$10,783,920	($115,646)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$11,804	$-	$-	$11,804
	Common Stocks	826,051,139	826,051,139	-	-
	Corporate Bonds & Notes	3,981	-	3,981	-
	Short-Term Investment	9,582,614	-	9,582,614	-

	Total Assets	835,649,538	826,051,139	9,586,595	11,804

Liabilities	Derivatives:
	Equity Contracts
	Futures	(115,646)	(115,646)	-	-

	Total Liabilities	(115,646)	(115,646)	-	-

	Total	$835,533,892	$825,935,493	$9,586,595	$11,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Basic Materials - 7.1%
AdvanSix, Inc. *	168,590	$6,701,453
Carpenter Technology Corp.	206,752	6,769,060
Commercial Metals Co.	179,210	5,458,737
GCP Applied Technologies, Inc. *	169,083	3,706,299
HB Fuller Co.	109,560	7,073,194
Innospec, Inc.	47,020	3,960,024
Orion Engineered Carbons SA * (Germany)	349,073	6,363,601
Schnitzer Steel Industries, Inc. Class A	81,280	3,560,877

		43,593,245

Communications - 4.5%
A10 Networks, Inc. *	580,054	7,819,128
Casa Systems, Inc. *	749,907	5,084,369
Criteo SA ADR * (France)	189,299	6,937,808
Houghton Mifflin Harcourt Co. *	600,243	8,061,264

		27,902,569

Consumer, Cyclical - 21.8%
Blue Bird Corp. *	328,196	6,846,169
Dana, Inc.	254,416	5,658,212
Dine Brands Global, Inc. *	84,800	6,886,608
Genesco, Inc. *	104,270	6,019,507
Goodyear Tire & Rubber Co. *	638,960	11,309,592
Herman Miller, Inc.	225,470	8,491,200
Hilton Grand Vacations, Inc. *	78,840	3,750,419
IMAX Corp. *	460,050	8,731,749
KB Home	217,680	8,472,106
Kontoor Brands, Inc.	121,250	6,056,437
Malibu Boats, Inc. Class A *	45,038	3,151,759
Papa John’s International, Inc.	62,181	7,896,365
Regis Corp. *	386,843	1,346,214
REV Group, Inc.	379,424	6,510,916
Ruth’s Hospitality Group, Inc. *	232,995	4,825,326
Sally Beauty Holdings, Inc. *	362,450	6,107,282
Scientific Games Corp. Class A *	93,770	7,789,474
Shyft Group, Inc.	211,478	8,038,279
SkyWest, Inc. *	183,138	9,036,029
Taylor Morrison Home Corp. *	309,238	7,972,156

		134,895,799

Consumer, Non-Cyclical - 11.5%
Acadia Healthcare Co., Inc. *	98,200	6,263,196
BrightView Holdings, Inc. *	408,770	6,033,445
Hain Celestial Group, Inc. *	217,882	9,320,992
Herc Holdings, Inc. *	78,040	12,756,418
Integra LifeSciences Holdings Corp. *	94,650	6,481,632
Korn Ferry	117,760	8,521,114
MEDNAX, Inc. *	336,800	9,575,224
Nomad Foods Ltd. * (United Kingdom)	311,785	8,592,795
Viad Corp. *	81,210	3,687,746

		71,232,562

Energy - 2.7%
Cimarex Energy Co.	56,040	4,886,688
Dril-Quip, Inc. *	128,804	3,243,285
HollyFrontier Corp.	180,930	5,994,211
MRC Global, Inc. *	315,955	2,319,109

		16,443,293

Financial - 33.7%
1st Source Corp.	125,203	5,914,590
Armada Hoffler Properties, Inc. REIT	208,163	2,783,139

	Shares	Value
Associated Banc-Corp	250,543	$5,366,631
Bank of Marin Bancorp	107,278	4,049,744
BankUnited, Inc.	206,823	8,649,338
Berkshire Hills Bancorp, Inc.	283,760	7,655,845
Broadstone Net Lease, Inc. REIT	213,130	5,287,755
Carter Bankshares, Inc. *	187,130	2,660,989
Cousins Properties, Inc. REIT	154,701	5,768,800
Hanover Insurance Group, Inc.	55,930	7,249,647
HarborOne Bancorp, Inc.	526,578	7,393,155
Heritage Financial Corp.	243,626	6,212,463
Independence Realty Trust, Inc. REIT	466,023	9,483,568
Independent Bank Group, Inc.	91,724	6,516,073
Moelis & Co. Class A	117,821	7,289,585
National Storage Affiliates Trust REIT	113,283	5,980,210
NETSTREIT Corp. REIT	249,140	5,892,161
Pacific Premier Bancorp, Inc.	154,612	6,407,121
Physicians Realty Trust REIT	519,700	9,157,114
Premier Financial Corp.	146,460	4,663,286
RLJ Lodging Trust REIT	384,810	5,718,277
Sandy Spring Bancorp, Inc.	123,119	5,641,313
Selective Insurance Group, Inc.	105,441	7,963,959
STAG Industrial, Inc. REIT	237,748	9,331,609
Stifel Financial Corp.	126,460	8,594,222
Synovus Financial Corp.	189,783	8,329,576
Texas Capital Bancshares, Inc. *	143,849	8,633,817
TriCo Bancshares	133,717	5,803,318
Umpqua Holdings Corp.	354,034	7,169,188
Webster Financial Corp.	152,919	8,327,969
WSFS Financial Corp.	166,947	8,566,050

		208,460,512

Industrial - 11.9%
Applied Industrial Technologies, Inc.	7,413	668,134
ArcBest Corp.	106,530	8,710,958
Belden, Inc.	118,111	6,881,147
Cactus, Inc. Class A	239,660	9,039,975
Crane Co.	55,882	5,298,172
Dycom Industries, Inc. *	3,816	271,852
GATX Corp.	60,590	5,426,440
Great Lakes Dredge & Dock Corp. *	358,639	5,411,862
Manitowoc Co., Inc. *	243,530	5,216,413
Masonite International Corp. *	64,129	6,806,011
Regal Beloit Corp.	32,598	4,900,783
Southwest Gas Holdings, Inc. *	91,220	6,100,794
Terex Corp.	105,916	4,459,064
Trinseo SA	75,300	4,064,694

		73,256,299

Technology - 4.7%
Change Healthcare, Inc. *	264,200	5,532,348
CommVault Systems, Inc. *	59,133	4,453,306
Kulicke & Soffa Industries, Inc. (Singapore)	69,898	4,073,655
MagnaChip Semiconductor Corp. * (South Korea)	299,177	5,313,384
NCR Corp *	84,213	3,264,096
Unisys Corp. *	266,262	6,693,827

		29,330,616

Utilities - 1.4%
IDACORP, Inc.	83,940	8,677,717

Total Common Stocks (Cost $547,897,853)		613,792,612

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%
Repurchase Agreement - 0.8%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $4,828,459; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $4,925,075)	$4,828,459	$4,828,459

Total Short-Term Investment (Cost $4,828,459)		4,828,459

TOTAL INVESTMENTS - 100.1% (Cost $552,726,312)		618,621,071

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(768,641)

NET ASSETS - 100.0%		$617,852,430

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$613,792,612	$613,792,612	$-	$-
	Short-Term Investment	4,828,459	-	4,828,459	-

	Total	$618,621,071	$613,792,612	$4,828,459	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.8%
Basic Materials - 0.7%
Mondi PLC (Austria)	352,754	$8,644,585

Communications - 8.7%
Cisco Systems, Inc.	616,055	33,531,874
F5 Networks, Inc. *	66,986	13,315,477
Verizon Communications, Inc.	766,059	41,374,847
Walt Disney Co. *	70,556	11,935,958

		100,158,156

Consumer, Cyclical - 5.6%
Advance Auto Parts, Inc.	78,268	16,349,403
Dollar Tree, Inc. *	145,270	13,905,244
Honda Motor Co. Ltd. ADR * (Japan)	168,034	5,153,603
Sodexo SA * (France)	72,816	6,363,800
Southwest Airlines Co. *	154,450	7,943,363
Walmart, Inc.	110,191	15,358,422

		65,073,835

Consumer, Non-Cyclical - 32.0%
Automatic Data Processing, Inc.	60,058	12,006,795
Becton Dickinson and Co.	73,434	18,051,546
Cigna Corp.	68,978	13,806,636
Colgate-Palmolive Co.	133,008	10,052,745
Conagra Brands, Inc.	481,924	16,322,766
CVS Health Corp.	174,217	14,784,055
Danone SA (France)	87,934	5,995,157
Johnson & Johnson	320,071	51,691,466
Kimberly-Clark Corp.	95,760	12,682,454
Koninklijke Ahold Delhaize NV (Netherlands)	296,308	9,866,503
McKesson Corp.	44,822	8,936,610
Medtronic PLC	340,992	42,743,347
Merck & Co., Inc.	331,592	24,905,875
Mondelez International, Inc. Class A	245,099	14,259,860
PepsiCo, Inc.	129,627	19,497,197
Pfizer, Inc.	204,598	8,799,760
Procter & Gamble Co.	83,928	11,733,134
Quest Diagnostics, Inc.	68,171	9,905,928
Roche Holding AG (Switzerland)	23,951	8,741,391
Unilever PLC ADR (United Kingdom)	484,725	26,281,790
Universal Health Services, Inc. Class B	62,963	8,712,190
Zimmer Biomet Holdings, Inc.	129,288	18,922,592

		368,699,797

Energy - 6.4%
Baker Hughes Co.	463,621	11,465,347
Chevron Corp.	263,324	26,714,220
ConocoPhillips	256,784	17,402,252
TotalEnergies SE ADR (France)	385,466	18,475,385

		74,057,204

Financial - 23.9%
Aflac, Inc.	332,584	17,337,604
Allstate Corp.	113,087	14,397,106
Ameriprise Financial, Inc.	48,612	12,839,402
Bank of New York Mellon Corp.	658,097	34,115,749
Berkshire Hathaway, Inc. Class B *	161,038	43,953,712
Chubb Ltd.	123,788	21,474,742
Healthpeak Properties, Inc. REIT	405,809	13,586,485
JPMorgan Chase & Co.	242,918	39,763,247
MetLife, Inc.	175,240	10,817,565
Northern Trust Corp.	113,843	12,273,414
Truist Financial Corp.	493,536	28,945,886

	Shares	Value
US Bancorp	433,625	$25,774,670

		275,279,582

Industrial - 10.6%
Emerson Electric Co.	250,310	23,579,202
General Dynamics Corp.	68,897	13,505,879
Norfolk Southern Corp.	37,269	8,916,608
nVent Electric PLC	337,052	10,896,891
Raytheon Technologies Corp.	224,966	19,338,077
Republic Services, Inc.	57,639	6,920,138
Siemens AG (Germany)	114,809	18,777,127
Sonoco Products Co.	195,991	11,677,144
TE Connectivity Ltd.	60,470	8,297,694

		121,908,760

Technology - 3.8%
Cerner Corp.	280,560	19,785,091
Oracle Corp.	95,064	8,282,927
Texas Instruments, Inc.	82,715	15,898,650

		43,966,668

Utilities - 5.1%
Duke Energy Corp.	136,543	13,325,231
Eversource Energy	113,881	9,310,911
Pinnacle West Capital Corp.	266,844	19,308,832
Xcel Energy, Inc.	269,128	16,820,500

		58,765,474

Total Common Stocks (Cost $1,011,537,246)		1,116,554,061

EXCHANGE-TRADED FUND - 0.7%
iShares Russell 1000 Value	55,220	8,642,482

Total Exchange-Traded Fund (Cost $8,908,024)		8,642,482

	Principal Amount
SHORT-TERM INVESTMENT - 1.9%
Repurchase Agreement - 1.9%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $21,826,368; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $22,262,917)	$21,826,368	$21,826,368

Total Short-Term Investment (Cost $21,826,368)		21,826,368

TOTAL INVESTMENTS - 99.4% (Cost $1,042,271,638)		1,147,022,911

DERIVATIVES - 0.1%		1,207,592

OTHER ASSETS & LIABILITIES, NET - 0.5%		5,234,975

NET ASSETS - 100.0%		$1,153,465,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of September 30, 2021 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
JPY	82,563,052	USD	744,717	12/21	BOA	$-	($2,187)
JPY	134,978,978	USD	1,211,435	12/21	BOA	2,498	-
USD	7,444,122	CHF	6,849,039	12/21	MSC	77,803	-
USD	51,394,733	EUR	43,731,346	12/21	CSF	637,618	-
USD	30,090,152	GBP	22,036,827	12/21	JPM	390,652	-
USD	6,913,906	JPY	757,514,189	12/21	BOA	101,208	-

Total Forward Foreign Currency Contracts						$1,209,779	($2,187)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$8,644,585	$-	$8,644,585	$-
	Communications	100,158,156	100,158,156	-	-
	Consumer, Cyclical	65,073,835	58,710,035	6,363,800	-
	Consumer, Non-Cyclical	368,699,797	344,096,746	24,603,051	-
	Energy	74,057,204	74,057,204	-	-
	Financial	275,279,582	275,279,582	-	-
	Industrial	121,908,760	103,131,633	18,777,127	-
	Technology	43,966,668	43,966,668	-	-
	Utilities	58,765,474	58,765,474	-	-

	Total Common Stocks	1,116,554,061	1,058,165,498	58,388,563	-

	Exchange-Traded Fund	8,642,482	8,642,482	-	-
	Short-Term Investment	21,826,368	-	21,826,368	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,209,779	-	1,209,779	-

	Total Assets	1,148,232,690	1,066,807,980	81,424,710	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,187)	-	(2,187)	-

	Total Liabilities	(2,187)	-	(2,187)	-

	Total	$1,148,230,503	$1,066,807,980	$81,422,523	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Basic Materials - 0.3%
Axalta Coating Systems Ltd. *	115,123	$3,360,440

Communications - 8.5%
Alphabet, Inc. Class C *	2,405	6,410,071
Booking Holdings, Inc. *	2,801	6,649,210
Cisco Systems, Inc.	105,051	5,717,926
CommScope Holding Co., Inc. *	382,081	5,192,481
DISH Network Corp. Class A *	137,195	5,962,495
IAC/InterActiveCorp *	29,659	3,864,271
Liberty Broadband Corp. Class C *	60,857	10,510,004
Liberty Media Corp-Liberty SiriusXM Class C *	155,874	7,399,339
Nexstar Media Group, Inc. Class A	39,964	6,072,929
T-Mobile US, Inc. *	58,590	7,485,458
Verizon Communications, Inc.	339,535	18,338,285
Walt Disney Co. *	23,865	4,037,242

		87,639,711

Consumer, Cyclical - 8.6%
AutoZone, Inc. *	8,825	14,984,762
Best Buy Co., Inc.	61,380	6,488,480
Columbia Sportswear Co.	46,563	4,462,598
Cracker Barrel Old Country Store, Inc.	19,033	2,661,575
Dollar General Corp.	25,794	5,471,939
Gap, Inc.	321,174	7,290,650
Kohl’s Corp.	105,202	4,953,962
Las Vegas Sands Corp. *	123,503	4,520,210
Lowe’s Cos., Inc.	38,622	7,834,859
Mohawk Industries, Inc. *	42,943	7,618,088
Murphy USA, Inc.	58,106	9,718,809
Newell Brands, Inc.	289,387	6,407,028
Ralph Lauren Corp.	49,792	5,528,904

		87,941,864

Consumer, Non-Cyclical - 16.7%
AbbVie, Inc.	176,711	19,061,816
AmerisourceBergen Corp.	72,182	8,622,140
Biogen, Inc. *	7,877	2,229,112
Bristol-Myers Squibb Co.	285,090	16,868,775
Cigna Corp.	22,841	4,571,855
Coty, Inc. Class A *	305,736	2,403,085
CVS Health Corp.	115,239	9,779,182
HCA Healthcare, Inc.	13,892	3,371,866
Johnson & Johnson	78,261	12,639,151
Keurig Dr Pepper, Inc.	156,014	5,329,438
Kraft Heinz Co.	198,696	7,315,987
Medtronic PLC	65,414	8,199,645
Merck & Co., Inc.	71,949	5,404,089
Organon & Co.	107,500	3,524,925
Philip Morris International, Inc.	67,446	6,393,206
Post Holdings, Inc. *	87,874	9,680,200
Procter & Gamble Co.	72,747	10,170,031
Regeneron Pharmaceuticals, Inc. *	7,051	4,267,124
Sysco Corp.	75,807	5,950,849
UnitedHealth Group, Inc.	34,636	13,533,671
Vertex Pharmaceuticals, Inc. *	17,217	3,122,992
Viatris, Inc.	303,946	4,118,468
Zimmer Biomet Holdings, Inc.	32,646	4,778,069

		171,335,676

Energy - 6.5%
Cabot Oil & Gas Corp.	351,038	7,638,587
Chevron Corp.	89,333	9,062,833
ConocoPhillips	252,612	17,119,515

	Shares	Value
Diamondback Energy, Inc.	34,625	$3,277,949
Equitrans Midstream Corp.	200,005	2,028,051
Kinder Morgan, Inc.	455,542	7,621,218
Marathon Petroleum Corp.	113,544	7,018,154
Phillips 66	80,355	5,627,261
Williams Cos., Inc.	279,225	7,243,096

		66,636,664

Financial - 38.9%
Alleghany Corp. *	8,813	5,502,925
American Express Co.	57,376	9,612,201
American Homes 4 Rent Class A REIT	170,693	6,506,817
American International Group, Inc.	82,343	4,519,807
Apple Hospitality REIT, Inc.	138,652	2,180,996
Bank of America Corp.	969,479	41,154,384
Berkshire Hathaway, Inc. Class B *	94,176	25,704,397
Brixmor Property Group, Inc. REIT	340,549	7,529,538
Brookfield Asset Management, Inc. Class A (Canada)	37,745	2,019,735
Capital One Financial Corp.	126,222	20,444,177
CBRE Group, Inc. Class A *	69,374	6,754,253
Charles Schwab Corp.	137,632	10,025,115
Chubb Ltd.	47,593	8,256,434
Citigroup, Inc.	137,615	9,657,821
Citizens Financial Group, Inc.	287,011	13,483,777
CNA Financial Corp.	72,363	3,036,351
EastGroup Properties, Inc. REIT	35,914	5,984,350
Fairfax Financial Holdings Ltd. (Canada)	15,004	6,055,764
Federal Realty Investment Trust REIT	39,873	4,704,615
Hartford Financial Services Group, Inc.	139,810	9,821,652
Invesco Ltd.	166,490	4,014,074
Kimco Realty Corp. REIT	400,611	8,312,678
Lamar Advertising Co. Class A REIT	17,046	1,933,869
Loews Corp.	313,323	16,897,509
M&T Bank Corp.	109,099	16,292,845
Marsh & McLennan Cos., Inc.	39,371	5,961,951
Mid-America Apartment Communities, Inc. REIT	48,807	9,114,707
Morgan Stanley	81,190	7,900,599
Northern Trust Corp.	73,468	7,920,585
PNC Financial Services Group, Inc.	72,832	14,248,852
Progressive Corp.	64,223	5,805,117
Public Storage REIT	28,622	8,503,596
Rayonier, Inc. REIT	233,657	8,336,882
T Rowe Price Group, Inc.	34,247	6,736,385
Travelers Cos., Inc.	112,071	17,035,913
Truist Financial Corp.	231,307	13,566,156
US Bancorp	176,133	10,469,346
Wells Fargo & Co.	409,505	19,005,127
Welltower, Inc. REIT	40,417	3,330,361
Weyerhaeuser Co. REIT	321,028	11,418,966

		399,760,627

Industrial - 12.6%
Arrow Electronics, Inc. *	13,509	1,516,926
Carlisle Cos., Inc.	34,664	6,890,856
Dover Corp.	76,592	11,910,056
Energizer Holdings, Inc.	140,427	5,483,674
FedEx Corp.	34,562	7,579,101
Fortune Brands Home & Security, Inc.	56,561	5,057,685
General Dynamics Corp.	38,971	7,639,485
Graphic Packaging Holding Co.	218,568	4,161,535
Honeywell International, Inc.	43,937	9,326,946
ITT, Inc.	77,999	6,695,434
Martin Marietta Materials, Inc.	26,392	9,017,618
Northrop Grumman Corp.	21,412	7,711,532
Packaging Corp. of America	72,245	9,929,353
Raytheon Technologies Corp.	143,810	12,361,908
Stanley Black & Decker, Inc.	36,049	6,319,750
SYNNEX Corp.	67,996	7,078,384

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Timken Co.	48,837	$3,194,916
Westrock Co.	144,736	7,212,195

		129,087,354

Technology - 3.1%
Analog Devices, Inc.	61,869	10,361,820
International Business Machines Corp.	31,782	4,415,473
Leidos Holdings, Inc.	74,816	7,192,062
Texas Instruments, Inc.	50,565	9,719,099

		31,688,454

Utilities - 3.8%
American Electric Power Co., Inc.	86,826	7,048,535
Edison International	74,863	4,152,651
Entergy Corp.	43,339	4,303,996
NextEra Energy, Inc.	114,279	8,973,187
PG&E Corp. *	378,636	3,634,906
Xcel Energy, Inc.	178,185	11,136,562

		39,249,837

Total Common Stocks (Cost $728,201,764)		1,016,700,627

	Principal Amount
SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $10,364,145; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $10,571,511)	$10,364,145	10,364,145

Total Short-Term Investment (Cost $10,364,145)		10,364,145

TOTAL INVESTMENTS - 100.0% (Cost $738,565,909)		1,027,064,772

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(427,812)

NET ASSETS - 100.0%		$1,026,636,960

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,016,700,627	$1,016,700,627	$-	$-
	Short-Term Investment	10,364,145	-	10,364,145	-

	Total	$1,027,064,772	$1,016,700,627	$10,364,145	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA Exercise @ CHF 67.00 Exp 11/22/23 *	535,142	$252,656

Total Warrants (Cost $0)		252,656

PREFERRED STOCKS - 0.3%
Brazil - 0.3%
Lojas Americanas SA	4,621,325	4,090,306

India - 0.0%
Zee Entertainment Enterprises Ltd. 6.000% due 03/05/22 *	6,640,063	183,384

Total Preferred Stocks (Cost $10,452,913)		4,273,690

COMMON STOCKS - 97.2%
Brazil - 4.6%
Ambev SA	3,017,551	8,477,901
Americanas SA *	831,778	4,722,688
B3 SA - Brasil Bolsa Balcao	2,414,236	5,647,958
Lojas Renner SA	953,300	6,025,357
Pagseguro Digital Ltd. Class A *	213,448	11,039,530
Vale SA ADR	2,147,983	29,964,363

		65,877,797

China - 24.3%
BeiGene Ltd. ADR *	67,923	24,656,049
Blue Moon Group Holdings Ltd. ~	1,634,335	1,416,067
Brii Biosciences Ltd. * Ω ±	365,500	1,741,779
Brii Biosciences Ltd. *	364,500	1,828,435
Budweiser Brewing Co. APAC Ltd. ~	2,424,000	6,157,057
Contemporary Amperex Technology Co. Ltd. Class A	13,000	1,053,244
Huazhu Group Ltd. ADR *	903,080	41,415,249
Innovent Biologics, Inc. * ~	685,500	6,601,534
Keymed Biosciences, Inc. * Ω ±	152,500	955,494
Keymed Biosciences, Inc. * ~	104,861	693,043
Meituan Class B * ~	508,100	16,219,274
NetEase, Inc. ADR	384,213	32,811,790
New Horizon Health Ltd. * ~	330,500	1,437,732
New Oriental Education & Technology Group, Inc. ADR *	1,393,689	2,857,062
OneConnect Financial Technology Co. Ltd. ADR *	336,485	1,379,589
Pinduoduo, Inc. ADR *	328,475	29,782,828
Remegen Co. Ltd. Class H * ~	169,599	2,133,459
Sunny Optical Technology Group Co. Ltd.	98,300	2,573,973
Tencent Holdings Ltd.	788,525	47,073,931
Wuxi Biologics Cayman, Inc. * ~	1,852,000	30,039,973
Yum China Holdings, Inc.	889,630	51,696,399
Zai Lab Ltd. ADR *	123,533	13,019,143
ZTO Express Cayman, Inc.	67,827	2,084,967
ZTO Express Cayman, Inc. ADR	852,599	26,140,685

		345,768,756

	Shares	Value
Egypt - 0.5%
Commercial International Bank Egypt SAE *	2,847,446	$7,703,236

France - 4.9%
Kering SA	59,736	42,428,123
LVMH Moet Hennessy Louis Vuitton SE	1,024	733,454
Pernod Ricard SA	120,228	26,505,831

		69,667,408

Hong Kong - 4.8%
AIA Group Ltd.	5,492,218	63,184,673
Hong Kong Exchanges & Clearing Ltd.	85,800	5,272,453

		68,457,126

India - 16.8%
Godrej Properties Ltd. *	196,586	6,094,295
Havells India Ltd.	99,147	1,822,580
HDFC Life Insurance Co. Ltd. ~	368,736	3,580,256
Housing Development Finance Corp. Ltd.	2,179,701	80,557,129
Infosys Ltd.	1,047,916	23,494,513
Kotak Mahindra Bank Ltd.	2,118,898	57,024,696
Oberoi Realty Ltd. *	638,184	8,243,605
Tata Consultancy Services Ltd.	894,643	45,338,946
Zee Entertainment Enterprises Ltd.	3,152,389	12,805,595

		238,961,615

Indonesia - 1.6%
P.T. Bank Central Asia Tbk	5,420,500	13,202,800
P.T. Bank Rakyat Indonesia Persero Tbk	23,906,265	6,372,136
P.T. Indocement Tunggal Prakarsa Tbk	3,133,381	2,281,395
P.T. Semen Indonesia Persero Tbk	2,752,500	1,564,350

		23,420,681

Italy - 1.6%
Moncler SPA	141,951	8,657,675
PRADA SPA	2,546,200	13,904,752

		22,562,427

Mexico - 6.1%
Alsea SAB de CV *	1,963,609	3,958,325
Fomento Economico Mexicano SAB de CV	2,923,157	25,381,752
Fomento Economico Mexicano SAB de CV ADR	66,594	5,775,032
Grupo Mexico SAB de CV Class B	7,999,516	31,929,856
Wal-Mart de Mexico SAB de CV	5,800,807	19,708,383

		86,753,348

Peru - 0.4%
Credicorp Ltd.	57,081	6,332,566

Philippines - 2.1%
Ayala Land, Inc.	13,565,200	8,908,728
SM Investments Corp.	859,474	16,680,636
SM Prime Holdings, Inc.	7,362,387	4,708,115

		30,297,479

Poland - 0.6%
InPost SA *	497,654	8,257,784

Russia - 10.5%
Novatek PJSC GDR (LI) ~	279,702	73,387,388
Polyus PJSC *	40,780	6,684,563
Polyus PJSC GDR ~	40,100	3,294,608
Sberbank of Russia PJSC	2,552,828	11,926,138

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Yandex NV Class A *	685,334	$54,614,266

		149,906,963

South Africa - 0.8%
FirstRand Ltd.	2,565,628	10,990,863

South Korea - 4.7%
LG Chem Ltd.	15,819	10,259,732
NAVER Corp.	12,789	4,149,608
Samsung Biologics Co. Ltd. * ~	32,674	23,975,932
Samsung Electronics Co. Ltd.	456,045	28,272,328

		66,657,600

Switzerland - 2.5%
Cie Financiere Richemont SA	345,095	35,780,167

Taiwan - 9.0%
MediaTek, Inc.	277,000	8,915,930
Taiwan Semiconductor Manufacturing Co. Ltd.	5,773,376	119,405,443

		128,321,373

Turkey - 0.3%
Akbank T.A.S.	7,288,029	4,368,064

United Kingdom - 1.1%
Oxford Nanopore Technologies PLC *	159,134	1,313,520
Prudential PLC	726,694	14,039,347

		15,352,867

Total Common Stocks (Cost $1,095,437,391)		1,385,438,120

	Principal Amount
SHORT-TERM INVESTMENT - 4.9%
Repurchase Agreement - 4.9%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $69,321,351; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $70,707,841)	$69,321,351	69,321,351

Total Short-Term Investment (Cost $69,321,351)		69,321,351

TOTAL INVESTMENTS - 102.4% (Cost $1,175,211,655)		1,459,285,817

OTHER ASSETS & LIABILITIES, NET - (2.4%)		(33,527,918)

NET ASSETS - 100.0%		$1,425,757,899

Note to Schedule of Investments

(a)

Investments with a total aggregate value of $2,697,273 or 0.2% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$252,656	$252,656	$-	$-
	Preferred Stocks	4,273,690	4,273,690	-	-
	Common Stocks
	Brazil	65,877,797	65,877,797	-	-
	China	345,768,756	226,280,272	116,791,211	2,697,273
	Egypt	7,703,236	-	7,703,236	-
	France	69,667,408	-	69,667,408	-
	Hong Kong	68,457,126	-	68,457,126	-
	India	238,961,615	-	238,961,615	-
	Indonesia	23,420,681	-	23,420,681	-
	Italy	22,562,427	-	22,562,427	-
	Mexico	86,753,348	86,753,348	-	-
	Peru	6,332,566	6,332,566	-	-
	Philippines	30,297,479	25,589,364	4,708,115	-
	Poland	8,257,784	-	8,257,784	-
	Russia	149,906,963	72,545,071	77,361,892	-
	South Africa	10,990,863	10,990,863	-	-
	South Korea	66,657,600	-	66,657,600	-
	Switzerland	35,780,167	-	35,780,167	-
	Taiwan	128,321,373	-	128,321,373	-
	Turkey	4,368,064	4,368,064	-	-
	United Kingdom	15,352,867	1,313,520	14,039,347	-

	Total Common Stocks	1,385,438,120	500,050,865	882,689,982	2,697,273

	Short-Term Investment	69,321,351	-	69,321,351	-

	Total	$1,459,285,817	$504,577,211	$952,011,333	$2,697,273

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%
Australia - 0.9%
Rio Tinto PLC	221,758	$14,536,709

Belgium - 0.9%
KBC Group NV	158,497	14,297,134

Brazil - 0.3%
Ambev SA ADR	1,626,290	4,488,560

Canada - 3.9%
Canadian National Railway Co.	277,714	32,117,624
Intact Financial Corp.	59,797	7,906,838
Suncor Energy, Inc.	402,874	8,352,654
Toronto-Dominion Bank	253,065	16,753,119

		65,130,235

China - 2.1%
NetEase, Inc.	403,200	6,822,309
Tencent Holdings Ltd.	272,800	16,285,810
Yum China Holdings, Inc.	198,470	11,533,092

		34,641,211

Denmark - 3.0%
Carlsberg AS Class B	74,225	12,109,300
Novo Nordisk AS Class B	390,431	37,633,447

		49,742,747

France - 14.7%
Air Liquide SA	263,822	42,253,748
Capgemini SE	188,792	39,151,058
Cie Generale des Etablissements Michelin SCA	67,603	10,366,275
Danone SA	30,184	2,057,882
Dassault Systemes SE	255,001	13,419,558
Engie SA	1,188,941	15,555,144
EssilorLuxottica SA	112,412	21,481,154
L’Oreal SA	37,882	15,675,723
Legrand SA	159,732	17,115,222
LVMH Moet Hennessy Louis Vuitton SE	53,216	38,116,684
Pernod Ricard SA	135,425	29,856,208

		245,048,656

Germany - 8.8%
Bayer AG	349,462	18,967,215
Beiersdorf AG	241,671	26,076,318
Deutsche Boerse AG	176,347	28,615,226
Merck KGaA	129,400	28,007,296
MTU Aero Engines AG	43,792	9,845,392
SAP SE	266,141	35,990,015

		147,501,462

Hong Kong - 2.3%
AIA Group Ltd.	3,392,951	39,033,866

India - 2.9%
HDFC Bank Ltd.	362,357	7,746,558
Housing Development Finance Corp. Ltd.	430,926	15,926,112
Tata Consultancy Services Ltd.	502,124	25,446,768

		49,119,438

	Shares	Value
Ireland - 0.9%
Ryanair Holdings PLC ADR *	142,453	$15,678,377

Israel - 1.0%
Check Point Software Technologies Ltd. *	151,839	17,163,881

Italy - 1.6%
Eni SPA	750,981	10,014,483
Intesa Sanpaolo SPA	5,966,233	16,890,310

		26,904,793

Japan - 17.5%
Daikin Industries Ltd.	150,000	32,705,742
Denso Corp.	193,500	12,635,036
Hitachi Ltd.	622,400	36,821,621
Hoya Corp.	217,300	33,902,868
Japan Tobacco, Inc.	605,700	11,868,242
Koito Manufacturing Co. Ltd.	223,700	13,451,795
Kose Corp.	94,400	11,289,795
Kubota Corp.	1,113,200	23,691,826
Kyocera Corp.	286,800	17,928,240
Olympus Corp.	1,040,600	22,776,631
Shin-Etsu Chemical Co. Ltd.	61,100	10,311,773
SMC Corp.	27,400	17,095,135
Sony Group Corp.	210,400	23,358,324
Terumo Corp.	530,700	25,058,778

		292,895,806

Netherlands - 5.1%
Akzo Nobel NV	222,268	24,286,026
ING Groep NV	1,235,293	17,959,309
Koninklijke Philips NV	538,681	23,931,927
Randstad NV	232,528	15,655,424
Wolters Kluwer NV	27,806	2,947,339

		84,780,025

Portugal - 0.6%
Galp Energia SGPS SA	889,777	10,106,070

Singapore - 1.1%
DBS Group Holdings Ltd.	809,014	17,926,625

Spain - 0.9%
Amadeus IT Group SA *	224,742	14,781,679

Sweden - 0.2%
Essity AB Class B	133,848	4,151,159

Switzerland - 13.7%
Cie Financiere Richemont SA	196,670	20,391,155
Julius Baer Group Ltd.	204,325	13,575,290
Nestle SA	499,117	60,138,617
Novartis AG	266,363	21,841,541
Roche Holding AG	136,337	49,758,881
Sika AG	50,297	15,902,552
UBS Group AG (XVTX)	1,688,191	26,946,251
Zurich Insurance Group AG	50,753	20,753,926

		229,308,213

Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	243,261	27,160,091

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
United Kingdom - 10.6%
Compass Group PLC *	1,271,237	$25,998,288
Diageo PLC	585,163	28,330,672
Experian PLC	587,280	24,601,233
Linde PLC	66,735	19,625,326
Reckitt Benckiser Group PLC	207,616	16,310,351
RELX PLC	936,643	26,963,288
Rolls-Royce Holdings PLC *	6,174,873	11,532,903
Smiths Group PLC	460,548	8,880,648
Tesco PLC	4,506,604	15,347,841

		177,590,550

United States - 4.3%
QIAGEN NV *	315,902	16,389,783
Schneider Electric SE	330,193	54,994,922

		71,384,705

Total Common Stocks (Cost $1,242,583,153)		1,653,371,992

	Principal Amount
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $10,083,564; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $10,285,294)	$10,083,564	10,083,564

Total Short-Term Investment (Cost $10,083,564)		10,083,564

TOTAL INVESTMENTS - 99.5% (Cost $1,252,666,717)		1,663,455,556

OTHER ASSETS & LIABILITIES, NET - 0.5%		8,371,833

NET ASSETS - 100.0%		$1,671,827,389

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$14,536,709	$-	$14,536,709	$-
	Belgium	14,297,134	-	14,297,134	-
	Brazil	4,488,560	4,488,560	-	-
	Canada	65,130,235	65,130,235	-	-
	China	34,641,211	11,533,092	23,108,119	-
	Denmark	49,742,747	-	49,742,747	-
	France	245,048,656	-	245,048,656	-
	Germany	147,501,462	-	147,501,462	-
	Hong Kong	39,033,866	-	39,033,866	-
	India	49,119,438	-	49,119,438	-
	Ireland	15,678,377	15,678,377	-	-
	Israel	17,163,881	17,163,881	-	-
	Italy	26,904,793	-	26,904,793	-
	Japan	292,895,806	-	292,895,806	-
	Netherlands	84,780,025	-	84,780,025	-
	Portugal	10,106,070	-	10,106,070	-
	Singapore	17,926,625	-	17,926,625	-
	Spain	14,781,679	-	14,781,679	-
	Sweden	4,151,159	-	4,151,159	-
	Switzerland	229,308,213	-	229,308,213	-
	Taiwan	27,160,091	27,160,091	-	-
	United Kingdom	177,590,550	-	177,590,550	-
	United States	71,384,705	16,389,783	54,994,922	-

	Total Common Stocks	1,653,371,992	157,544,019	1,495,827,973	-

	Short-Term Investment	10,083,564	-	10,083,564	-

	Total	$1,663,455,556	$157,544,019	$1,505,911,537	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%
Germany - 0.6%
Draegerwerk AG & Co. KGaA	7,000	$573,673
Jungheinrich AG	17,777	824,401

		1,398,074

Total Preferred Stocks (Cost $1,551,855)		1,398,074

COMMON STOCKS - 97.8%
Australia - 3.1%
Austal Ltd.	310,000	416,331
Charter Hall Retail REIT	280,000	793,883
Codan Ltd.	110,000	998,553
Costa Group Holdings Ltd.	200,000	466,339
Graincorp Ltd. Class A	224,376	1,012,453
Iluka Resources Ltd.	130,000	836,261
McMillan Shakespeare Ltd.	150,000	1,563,178
Metcash Ltd.	300,000	839,098
Orora Ltd.	360,000	793,318
Sandfire Resources Ltd.	170,000	663,221

		8,382,635

Austria - 0.4%
BAWAG Group AG * ~	18,897	1,195,927

Belgium - 1.1%
Bekaert SA	28,000	1,164,852
bpost SA *	39,896	351,805
D’ieteren Group	10,000	1,467,384

		2,984,041

Canada - 12.6%
Alaris Equity Partners Income	55,300	774,095
ARC Resources Ltd.	140,000	1,312,016
Atco Ltd. Class I	20,000	641,560
AutoCanada, Inc. *	50,000	1,831,281
Canaccord Genuity Group, Inc.	70,000	769,856
Canadian Western Bank	33,000	955,400
Celestica, Inc. *	100,000	888,205
CI Financial Corp.	50,000	1,014,922
Corus Entertainment, Inc. Class B	184,800	828,726
Crescent Point Energy Corp. (TSE)	192,500	887,573
CT REIT	60,800	817,483
Dream Office REIT	44,500	808,069
Dundee Precious Metals, Inc.	168,400	1,013,112
Empire Co. Ltd. Class A	43,900	1,337,865
Enerplus Corp. (TSE)	125,000	1,000,711
Extendicare, Inc.	86,300	500,112
Finning International, Inc.	35,000	863,532
HEXO Corp. *	100,000	183,168
Home Capital Group, Inc. *	30,000	878,967
Linamar Corp.	18,000	934,676
Martinrea International, Inc.	92,900	825,142
Medical Facilities Corp.	253,600	1,950,153
MEG Energy Corp. *	125,000	976,038
New Gold, Inc. *	708,200	749,240
North West Co., Inc.	30,000	801,042
Parex Resources, Inc.	69,500	1,264,235
Polaris Infrastructure, Inc.	90,800	1,240,202
Precision Drilling Corp. *	12,410	501,652
Russel Metals, Inc.	33,000	791,260
ShawCor Ltd. *	150,000	670,298

	Shares	Value
TFI International, Inc.	17,600	$1,800,575
Torex Gold Resources, Inc. *	66,800	667,684
Trican Well Service Ltd. *	305,900	714,878
Uni-Select, Inc. *	106,800	1,495,841
Wajax Corp.	28,600	518,214
Western Forest Products, Inc.	318,300	552,866

		33,760,649

China - 0.2%
S-Enjoy Service Group Co. Ltd. *	288,000	612,440

Denmark - 2.9%
Pandora AS	18,000	2,185,195
Royal Unibrew AS	13,925	1,674,925
SimCorp AS	10,292	1,216,040
Spar Nord Bank AS	96,488	1,122,687
Sydbank AS	25,000	747,241
Topdanmark AS	18,000	928,690

		7,874,778

Finland - 1.6%
Tokmanni Group Corp.	50,000	1,219,742
Uponor OYJ	66,176	1,640,060
Valmet OYJ	40,408	1,458,892

		4,318,694

France - 5.0%
Alten SA	7,000	1,024,302
Biophytis S A *	500,000	428,010
Criteo SA ADR *	40,000	1,466,000
Elior Group SA * ~	55,000	436,836
Eutelsat Communications SA	34,028	467,922
IPSOS	20,000	908,873
Mercialys SA REIT	91,651	973,653
Metropole Television SA	42,000	873,767
Nexity SA	15,000	713,280
Publicis Groupe SA	26,000	1,746,623
Rexel SA *	69,000	1,329,499
SCOR SE	30,000	863,876
Trigano SA	8,000	1,499,918
Virbac SA	1,300	557,474

		13,290,033

Georgia - 0.2%
Bank of Georgia Group PLC *	26,000	544,404

Germany - 4.8%
Cewe Stiftung & Co. KGAA	5,000	670,685
Covestro AG ~	15,000	1,022,262
Deutsche Pfandbriefbank AG ~	68,346	769,394
Freenet AG	38,000	994,266
GEA Group AG	35,000	1,598,427
Grand City Properties SA	25,000	622,533
HelloFresh SE *	22,799	2,101,317
JOST Werke AG ~	21,000	1,189,509
LANXESS AG	18,000	1,216,519
METRO AG	50,000	648,718
Salzgitter AG *	30,000	1,004,982
TAG Immobilien AG	33,000	964,865

		12,803,477

Hong Kong - 2.6%
ASM Pacific Technology Ltd.	75,000	818,722
Dah Sing Financial Holdings Ltd.	105,200	314,950
Hutchison Port Holdings Trust	2,500,000	596,605
Hysan Development Co. Ltd.	128,000	416,820

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
K Wah International Holdings Ltd.	1,338,000	$540,084
Kerry Properties Ltd.	255,000	670,767
Luk Fook Holdings International Ltd.	172,000	440,578
PAX Global Technology Ltd.	1,245,000	1,562,600
Stella International Holdings Ltd.	255,000	324,607
Swire Pacific Ltd. Class A	160,000	946,726
Texhong Textile Group Ltd.	274,000	394,598

		7,027,057

Indonesia - 0.2%
Golden Agri-Resources Ltd.	3,000,000	516,898

Ireland - 1.1%
AerCap Holdings NV *	22,000	1,271,820
Hibernia REIT PLC REIT	530,000	717,065
ICON PLC *	3,928	1,029,214

		3,018,099

Israel - 1.0%
Bezeq The Israeli Telecommunication Corp. Ltd. *	800,000	941,475
Gazit-Globe Ltd.	68,032	479,164
Plus500 Ltd.	61,988	1,160,965

		2,581,604

Italy - 2.7%
Azimut Holding SPA	42,000	1,150,527
Banca IFIS SPA	53,387	1,028,483
Banca Sistema SPA * ~	300,000	785,504
El.En. SPA	36,000	589,062
Reply SPA	9,804	1,799,621
Sesa SPA	10,000	1,799,490

		7,152,687

Japan - 21.0%
Aeon Mall Co. Ltd.	45,800	704,697
Altech Corp.	39,000	717,794
Aozora Bank Ltd.	37,400	914,563
ASKUL Corp.	40,000	586,529
BML, Inc.	18,000	682,828
Capcom Co. Ltd.	24,000	666,867
Cawachi Ltd.	37,000	749,282
CTS Co. Ltd.	48,600	349,581
Cybernet Systems Co. Ltd.	97,600	562,794
Doshisha Co. Ltd.	38,000	596,380
Eiken Chemical Co. Ltd.	28,000	525,539
Enigmo, Inc.	74,900	834,357
Exedy Corp.	30,000	457,726
FCC Co. Ltd.	34,900	491,656
Foster Electric Co. Ltd.	64,700	533,826
FULLCAST Holdings Co. Ltd.	30,000	608,901
Fuyo General Lease Co. Ltd.	15,000	1,031,810
Glory Ltd.	25,200	561,920
H.U. Group Holdings, Inc.	30,000	814,904
Hanwa Co. Ltd.	32,900	1,016,842
Hokkaido Electric Power Co., Inc.	140,000	666,595
IR Japan Holdings Ltd.	12,000	1,321,666
Itfor, Inc.	128,100	989,546
Itochu Enex Co. Ltd.	53,100	477,279
Japan Lifeline Co. Ltd.	53,400	655,744
Japan Logistics Fund, Inc. REIT	300	892,223
Kaken Pharmaceutical Co. Ltd.	13,800	567,849
Kamigumi Co. Ltd.	31,000	649,685
Kintetsu World Express, Inc.	40,000	1,013,041
Kito Corp.	42,600	685,868
Kozo Keikaku Engineering, Inc.	22,200	527,111
Kyoei Steel Ltd.	37,800	466,875
Kyudenko Corp.	25,700	848,306

	Shares	Value
Lawson, Inc.	10,500	$515,784
Megachips Corp.	32,500	973,660
Meitec Corp.	18,400	1,013,409
Mitsubishi Gas Chemical Co., Inc.	45,000	887,382
Mixi, Inc.	28,000	629,777
Mochida Pharmaceutical Co. Ltd.	20,000	609,156
Nakanishi, Inc.	39,000	888,082
Nippon Electric Glass Co. Ltd.	24,700	584,246
Nippon Gas Co. Ltd.	60,000	824,131
Nishio Rent All Co. Ltd.	24,000	631,071
Noevir Holdings Co. Ltd.	15,000	715,394
Obara Group, Inc.	20,000	696,384
Okamoto Industries, Inc.	19,000	700,157
Okinawa Electric Power Co., Inc.	57,802	744,522
Pressance Corp.	20,400	334,876
Prima Meat Packers Ltd.	28,000	709,311
Relia, Inc.	78,000	818,557
Relo Group, Inc.	25,900	534,557
Roland DG Corp.	40,000	1,111,769
Sangetsu Corp.	40,000	542,733
Sanki Engineering Co. Ltd.	50,300	665,817
Sankyo Co. Ltd.	24,900	619,003
Sanwa Holdings Corp.	81,000	1,053,064
Seikagaku Corp.	55,000	522,842
Seven Bank Ltd.	360,900	804,720
Shinoken Group Co. Ltd.	78,400	815,196
SKY Perfect JSAT Holdings, Inc.	156,900	601,267
Star Micronics Co. Ltd.	48,100	666,308
Starts Corp, Inc.	29,100	692,436
Starts Proceed Investment Corp. REIT	321	714,240
Sumitomo Osaka Cement Co. Ltd.	18,800	523,313
Sumitomo Rubber Industries Ltd.	59,200	751,108
Sumitomo Seika Chemicals Co. Ltd.	20,000	649,564
Sun Frontier Fudousan Co. Ltd.	43,100	430,016
Takara Leben Co. Ltd.	152,800	441,128
Tamron Co. Ltd.	35,100	832,341
Tokai Rika Co. Ltd.	36,300	519,370
Towa Pharmaceutical Co. Ltd.	32,000	907,294
Toyo Corp.	68,500	738,990
Ube Industries Ltd.	25,100	490,758
Ulvac, Inc.	17,000	968,025
UNITED, Inc.	47,000	695,608
Warabeya Nichiyo Holdings Co. Ltd.	35,500	810,149
Will Group, Inc.	74,200	830,697
Yamaguchi Financial Group, Inc.	122,200	725,845
Yokohama Rubber Co. Ltd.	40,000	717,868
Yurtec Corp.	85,000	553,765

		56,376,274

Jordan - 0.4%
Hikma Pharmaceuticals PLC	36,367	1,196,330

Luxembourg - 0.6%
APERAM SA	30,637	1,698,452

Malta - 0.6%
Kindred Group PLC SDR	110,000	1,649,560

Netherlands - 4.4%
Aegon NV	250,000	1,290,462
ASM International NV	4,976	1,948,693
ASR Nederland NV	46,487	2,126,564
BE Semiconductor Industries NV	26,128	2,078,627
NSI NV REIT	18,000	667,210
Randstad NV	22,000	1,481,195
Signify NV ~	33,964	1,700,123

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Wereldhave NV REIT	35,000	$497,261

		11,790,135

Nigeria - 0.2%
Airtel Africa PLC ~	350,000	470,175

Norway - 0.8%
Aker Solutions ASA *	477,211	1,051,363
Europris ASA ~	183,267	1,213,542

		2,264,905

Singapore - 0.7%
Ascendas India Trust UNIT	600,000	629,335
IGG, Inc.	600,000	560,265
Jardine Cycle & Carriage Ltd.	40,000	567,335

		1,756,935

South Korea - 5.7%
Dentium Co. Ltd.	12,000	767,955
DGB Financial Group, Inc.	120,000	1,000,361
Dongkuk Steel Mill Co. Ltd.	65,000	992,096
DY POWER Corp.	50,000	551,453
Huchems Fine Chemical Corp.	33,363	807,226
i-SENS, Inc.	30,880	814,429
InBody Co. Ltd.	28,988	618,655
INTOPS Co. Ltd.	28,000	598,368
Korea Asset In Trust Co. Ltd.	193,658	741,513
Korea Petrochemical Ind Co. Ltd.	4,081	730,563
Korea Real Estate Investment & Trust Co. Ltd.	259,777	534,168
Korean Reinsurance Co.	90,000	721,696
Kumho Petrochemical Co. Ltd.	4,500	706,854
Lutronic Corp. *	44,000	704,313
LX Hausys Ltd.	13,514	888,602
MagnaChip Semiconductor Corp. *	32,600	578,976
Osstem Implant Co. Ltd.	12,958	1,450,049
Poongsan Corp.	33,426	926,677
Value Added Technology Co. Ltd.	30,000	1,025,209

		15,159,163

Spain - 3.4%
Acciona SA	6,000	997,463
Acerinox SA	80,882	1,036,671
Banco de Sabadell SA *	1,600,000	1,337,561
Cia de Distribucion Integral Logista Holdings SA	35,000	738,274
Enagas SA	56,870	1,263,886
Ercros SA *	222,807	912,343
Lar Espana Real Estate Socimi SA REIT	60,000	373,221
Pharma Mar SA	7,698	662,185
Vidrala SA	5,905	644,333
Viscofan SA	16,000	1,048,075

		9,014,012

Sweden - 3.8%
Axfood AB	30,000	717,246
Betsson AB Class B *	103,414	859,972
Bilia AB Class A	55,000	992,569
Evolution AB ~	10,000	1,514,392
Humana AB *	35,000	293,066
Inwido AB	89,483	1,496,426
LeoVegas AB ~	143,166	556,868
Saab AB Class B	30,000	849,288
Samhallsbyggnadsbolaget i Norden AB	132,000	730,988
Tethys Oil AB *	70,000	484,543
Trelleborg AB Class B	45,000	955,315

	Shares	Value
Vitrolife AB	15,000	$791,259

		10,241,932

Switzerland - 4.7%
ALSO Holding AG	3,586	1,034,329
Ascom Holding AG *	27,363	431,425
Baloise Holding AG	7,600	1,152,842
BKW AG	11,688	1,261,838
Cembra Money Bank AG	11,323	760,448
Emmi AG	800	826,654
Forbo Holding AG	541	1,068,601
Interroll Holding AG	350	1,483,449
Logitech International SA	20,000	1,779,342
Sonova Holding AG	5,084	1,921,285
Swissquote Group Holding SA	4,000	736,876

		12,457,089

United Kingdom - 10.2%
Balfour Beatty PLC	268,708	975,705
BMO Commercial Property Trust Ltd. REIT	326,926	424,202
Centrica PLC *	1,400,000	1,063,102
Computacenter PLC	27,000	982,138
Empiric Student Property PLC REIT *	400,000	477,519
Halfords Group PLC	199,780	818,318
IG Group Holdings PLC	101,214	1,093,741
IMI PLC	85,000	1,901,182
Inchcape PLC	121,257	1,325,026
Indivior PLC *	400,000	1,163,076
IntegraFin Holdings PLC	50,000	349,650
ITV PLC *	800,000	1,144,137
Keller Group PLC	149,796	1,921,471
Man Group PLC	467,071	1,285,724
Morgan Sindall Group PLC	15,000	482,032
Pagegroup PLC	126,922	1,062,001
Quilter PLC ~	500,000	958,815
Redrow PLC	100,000	898,033
Renishaw PLC	10,000	634,853
Rightmove PLC	163,484	1,501,965
Royal Mail PLC	225,000	1,272,445
Safestore Holdings PLC REIT	75,000	1,060,067
Savills PLC	50,000	910,169
Spectris PLC	18,000	934,192
Spirent Communications PLC	313,621	1,181,514
Stagecoach Group PLC *	350,000	398,022
Travis Perkins PLC	44,622	917,455
Wickes Group PLC	50,000	153,334

		27,289,888

United States - 1.8%
BRP, Inc.	9,900	916,372
Caesarstone Ltd.	45,000	558,900
Inmode Ltd. *	13,800	2,200,410
Reliance Worldwide Corp. Ltd.	295,000	1,072,695
		4,748,377

Total Common Stocks (Cost $206,887,569)		262,176,650

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,976,449; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $2,016,051)	$1,976,449	$1,976,449

Total Short-Term Investment (Cost $1,976,449)		1,976,449

TOTAL INVESTMENTS - 99.1% (Cost $210,415,873)		265,551,173

OTHER ASSETS & LIABILITIES, NET - 0.9%		2,543,980

NET ASSETS - 100.0%		$268,095,153

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Germany	$1,398,074	$573,673	$824,401	$-
	Common Stocks
	Australia	8,382,635	836,261	7,546,374	-
	Austria	1,195,927	-	1,195,927	-
	Belgium	2,984,041	-	2,984,041	-
	Canada	33,760,649	33,760,649	-	-
	China	612,440	-	612,440	-
	Denmark	7,874,778	1,122,687	6,752,091	-
	Finland	4,318,694	1,219,742	3,098,952	-
	France	13,290,033	2,767,777	10,522,256	-
	Georgia	544,404	544,404	-	-
	Germany	12,803,477	1,860,194	10,943,283	-
	Hong Kong	7,027,057	416,820	6,610,237	-
	Indonesia	516,898	-	516,898	-
	Ireland	3,018,099	3,018,099	-	-
	Israel	2,581,604	1,160,965	1,420,639	-
	Italy	7,152,687	-	7,152,687	-
	Japan	56,376,274	892,223	55,484,051	-
	Jordan	1,196,330	-	1,196,330	-
	Luxembourg	1,698,452	-	1,698,452	-
	Malta	1,649,560	-	1,649,560	-
	Netherlands	11,790,135	667,210	11,122,925	-
	Nigeria	470,175	470,175	-	-
	Norway	2,264,905	-	2,264,905	-
	Singapore	1,756,935	-	1,756,935	-
	South Korea	15,159,163	578,976	14,580,187	-
	Spain	9,014,012	3,716,246	5,297,766	-
	Sweden	10,241,932	3,878,645	6,363,287	-
	Switzerland	12,457,089	2,310,103	10,146,986	-
	United Kingdom	27,289,888	14,913,307	12,376,581	-
	United States	4,748,377	3,675,682	1,072,695	-

	Total Common Stocks	262,176,650	77,810,165	184,366,485	-

	Short-Term Investment	1,976,449	-	1,976,449	-

	Total	$265,551,173	$78,383,838	$187,167,335	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Argentina - 0.1%
YPF SA ADR *	265,298	$1,236,289

Austria - 0.7%
Erste Group Bank AG	191,597	8,412,866

Belgium - 0.8%
Ageas SA NV	192,483	9,531,842

Brazil - 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo	988,610	7,001,917

Burkina Faso - 0.3%
Endeavour Mining PLC	133,517	3,005,345

Canada - 2.3%
ARC Resources Ltd.	463,564	4,344,311
Barrick Gold Corp. (TSE)	474,336	8,564,712
Cameco Corp. (NYSE)	233,397	5,071,717
Kinross Gold Corp.	839,958	4,502,175
Tourmaline Oil Corp.	137,596	4,807,061

		27,289,976

China - 0.8%
Dongfeng Motor Group Co. Ltd. Class H	10,872,938	9,682,338

Denmark - 0.0%
Drilling Co. of 1972 A/S *	15,257	572,618

Finland - 1.2%
Nokia OYJ (OMXH) *	2,662,727	14,685,751

France - 13.0%
AXA SA	656,271	18,187,399
BNP Paribas SA	291,925	18,677,556
Cie de Saint-Gobain	311,198	20,942,697
Dassault Aviation SA	43,790	4,922,395
Engie SA	1,333,154	17,441,911
Orange SA	934,766	10,109,365
Renault SA *	182,611	6,478,474
Rexel SA *	433,540	8,353,495
SCOR SE	185,581	5,343,966
Societe Generale SA	451,378	14,134,828
TotalEnergies SE	613,945	29,345,308

		153,937,394

Germany - 3.8%
CECONOMY AG *	646,994	2,779,796
Continental AG *	81,924	8,893,554
Daimler AG	178,884	15,783,236
Fresenius SE & Co. KGaA	321,592	15,393,050
METRO AG	134,743	1,748,204

		44,597,840

	Shares	Value
Hong Kong - 0.8%
CK Asset Holdings Ltd.	1,596,102	$9,209,149

India - 1.4%
Canara Bank *	1,665,621	3,852,355
NTPC Ltd.	628,635	1,197,291
Oil & Natural Gas Corp. Ltd.	4,217,625	8,153,906
Zee Entertainment Enterprises Ltd.	932,445	3,787,766

		16,991,318

Indonesia - 0.8%
P.T. Bank Mandiri Persero Tbk	20,933,585	8,946,739

Ireland - 1.3%
AIB Group PLC *	2,476,318	6,740,444
Bank of Ireland Group PLC *	1,460,737	8,663,326

		15,403,770

Italy - 4.8%
Assicurazioni Generali SPA	646,335	13,688,848
BPER Banca	1,810,619	4,030,612
Eni SPA	1,374,638	18,331,074
Saipem SPA *	1,664,829	4,085,348
UniCredit SPA	1,263,381	16,719,176

		56,855,058

Japan - 25.6%
Alfresa Holdings Corp.	304,470	4,548,293
Alps Alpine Co. Ltd.	382,950	4,149,375
Benesse Holdings, Inc.	23,889	540,200
Chiyoda Corp. *	381,993	1,338,117
Dai-ichi Life Holdings, Inc.	580,357	12,693,021
DeNA Co. Ltd.	300,648	5,576,633
Eisai Co. Ltd.	64,136	4,804,264
Fuji Media Holdings, Inc.	201,266	2,129,800
Gree, Inc.	817,016	4,500,464
Hino Motors Ltd.	1,125,030	10,446,866
Honda Motor Co. Ltd.	790,317	24,297,351
Inpex Corp.	1,269,917	9,888,002
Isuzu Motors Ltd.	1,002,960	13,048,729
Japan Airlines Co. Ltd. *	478,560	11,392,936
JGC Holdings Corp.	693,808	6,453,772
Kamigumi Co. Ltd.	226,810	4,753,385
Mitsubishi Estate Co. Ltd.	722,246	11,500,179
Mitsubishi Heavy Industries Ltd.	148,850	3,988,288
Mitsubishi Motors Corp. *	899,899	2,454,694
Mitsubishi UFJ Financial Group, Inc.	3,212,585	18,990,646
Nikon Corp.	607,799	6,748,606
Nippon Television Holdings, Inc.	369,290	4,170,106
Nissan Motor Co. Ltd. *	1,811,801	9,054,412
Nomura Holdings, Inc.	862,878	4,253,905
Ono Pharmaceutical Co. Ltd.	422,620	9,637,307
Resona Holdings, Inc.	3,276,040	13,104,199
Shimamura Co. Ltd.	98,317	9,189,737
Subaru Corp.	138,000	2,550,202
Sumitomo Electric Industries Ltd.	488,140	6,491,125
Sumitomo Heavy Industries Ltd.	183,840	4,791,223
Sumitomo Mitsui Financial Group, Inc.	449,782	15,823,046
Sumitomo Mitsui Trust Holdings, Inc.	358,034	12,330,697
T&D Holdings, Inc.	1,193,015	16,365,638
Taiheiyo Cement Corp.	232,010	4,793,469
Takeda Pharmaceutical Co. Ltd.	440,275	14,521,489
THK Co. Ltd.	311,631	6,838,377
TOPPAN, Inc.	222,540	3,773,243

		301,931,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Luxembourg - 0.6%
RTL Group SA *	116,955	$6,944,745

Malaysia - 0.4%
CIMB Group Holdings Bhd	4,132,635	4,699,581

Mexico - 1.0%
America Movil SAB de CV Class L ADR	641,085	11,327,972

Netherlands - 5.8%
ABN AMRO Bank NV CVA * ~	815,587	11,766,778
ING Groep NV	1,248,914	18,157,339
PostNL NV	798,165	3,851,181
Royal Dutch Shell PLC Class B	1,552,300	34,393,705

		68,169,003

Norway - 0.9%
Norsk Hydro ASA	1,376,792	10,276,365

Russia - 2.3%
Gazprom PJSC ADR (OTC)	271,394	2,697,656
Gazprom PJSC ADR (SEAQ)	1,043,908	10,317,499
LUKOIL PJSC ADR (OTC)	34,804	3,294,547
Sberbank of Russia PJSC ADR (OTC)	185	3,469
Sberbank of Russia PJSC ADR (SEAQ)	335,358	6,252,261
VEON Ltd. ADR *	2,026,816	4,215,777

		26,781,209

South Africa - 2.7%
Anglo American PLC	382,979	13,422,895
Gold Fields Ltd. ADR	538,327	4,371,215
Impala Platinum Holdings Ltd.	57,783	651,206
MTN Group Ltd. *	791,444	7,433,756
Old Mutual Ltd.	5,956,889	6,554,704

		32,433,776

South Korea - 4.4%
Coway Co. Ltd.	81,698	5,099,312
Hankook Tire & Technology Co. Ltd.	152,925	5,541,895
KB Financial Group, Inc.	334,704	15,566,242
KT Corp. ADR	964,509	13,136,613
Shinhan Financial Group Co. Ltd.	379,628	12,823,677

		52,167,739

Spain - 1.2%
CaixaBank SA (SIBE)	4,607,078	14,286,656

Switzerland - 5.2%
Adecco Group AG	323,062	16,187,256
Holcim Ltd.	353,192	17,018,550
Julius Baer Group Ltd.	66,085	4,390,667
UBS Group AG (XVTX)	1,502,509	23,982,467

		61,578,940

Taiwan - 1.8%
Catcher Technology Co. Ltd.	1,300,952	7,776,717
Hon Hai Precision Industry Co. Ltd.	2,361,957	8,816,268
Shin Kong Financial Holding Co. Ltd.	12,772,845	4,244,159

		20,837,144

Thailand - 1.0%
Kasikornbank PCL	2,096,553	8,155,096

	Shares	Value
Kasikornbank PCL NVDR	1,084,375	$4,224,676

		12,379,772

Turkey - 0.8%
Turk Telekomunikasyon AS	4,871,679	4,103,101
Turkcell Iletisim Hizmetleri AS	2,903,055	4,981,126

		9,084,227

United Kingdom - 10.4%
Babcock International Group PLC *	1,160,926	5,787,891
BAE Systems PLC	2,066,480	15,651,632
BP PLC	5,567,836	25,360,673
British Land Co. PLC REIT	940,935	6,243,688
BT Group PLC *	4,493,954	9,634,187
Centrica PLC *	6,200,804	4,708,632
J Sainsbury PLC	2,869,630	10,998,667
Kingfisher PLC	1,450,922	6,549,279
Land Securities Group PLC REIT	650,853	6,066,160
Marks & Spencer Group PLC *	1,731,532	4,250,252
Standard Chartered PLC	1,898,295	11,097,011
WPP PLC	1,274,221	17,071,456

		123,419,528

United States - 0.7%
Ovintiv, Inc.	246,100	8,086,753

Total Common Stocks (Cost $953,991,246)		1,151,765,416

EXCHANGE-TRADED FUND - 0.1%
iShares Core MSCI EAFE	16,260	1,207,305

Total Exchange-Traded Fund (Cost $1,223,647)		1,207,305

	Principal Amount
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $14,087,927; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $14,369,726)	$14,087,927	14,087,927

Total Short-Term Investment (Cost $14,087,927)		14,087,927

TOTAL INVESTMENTS - 98.8% (Cost $969,302,820)		1,167,060,648

OTHER ASSETS & LIABILITIES, NET - 1.2%		14,249,441

NET ASSETS - 100.0%		$1,181,310,089

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Argentina	$1,236,289	$1,236,289	$-	$-
	Austria	8,412,866	-	8,412,866	-
	Belgium	9,531,842	-	9,531,842	-
	Brazil	7,001,917	7,001,917	-	-
	Burkina Faso	3,005,345	3,005,345	-	-
	Canada	27,289,976	27,289,976	-	-
	China	9,682,338	-	9,682,338	-
	Denmark	572,618	-	572,618	-
	Finland	14,685,751	-	14,685,751	-
	France	153,937,394	-	153,937,394	-
	Germany	44,597,840	-	44,597,840	-
	Hong Kong	9,209,149	-	9,209,149	-
	India	16,991,318	-	16,991,318	-
	Indonesia	8,946,739	-	8,946,739	-
	Ireland	15,403,770	-	15,403,770	-
	Italy	56,855,058	-	56,855,058	-
	Japan	301,931,796	-	301,931,796	-
	Luxembourg	6,944,745	-	6,944,745	-
	Malaysia	4,699,581	-	4,699,581	-
	Mexico	11,327,972	11,327,972	-	-
	Netherlands	68,169,003	-	68,169,003	-
	Norway	10,276,365	-	10,276,365	-
	Russia	26,781,209	10,211,449	16,569,760	-
	South Africa	32,433,776	10,925,919	21,507,857	-
	South Korea	52,167,739	13,136,613	39,031,126	-
	Spain	14,286,656	-	14,286,656	-
	Switzerland	61,578,940	-	61,578,940	-
	Taiwan	20,837,144	-	20,837,144	-
	Thailand	12,379,772	-	12,379,772	-
	Turkey	9,084,227	4,103,101	4,981,126	-
	United Kingdom	123,419,528	-	123,419,528	-
	United States	8,086,753	8,086,753	-	-

	Total Common Stocks	1,151,765,416	96,325,334	1,055,440,082	-

	Exchange-Traded Fund	1,207,305	1,207,305	-	-
	Short-Term Investment	14,087,927	-	14,087,927	-

	Total	$1,167,060,648	$97,532,639	$1,069,528,009	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $ 11.50 Exp 07/16/25 *	3,646	$10,209
Health Assurance Acquisition Corp. Exercise @ $ 11.50 Exp 11/12/25 *	19,133	19,707
MedTech Acquisition Corp. Exercise @ $ 11.50 Exp 12/18/25 *	11,950	9,799
Nuvation Bio, Inc. Exercise @ $ 11.50 Exp 07/07/27 *	3,472	9,235

		48,950

Total Warrants (Cost $105,626)		48,950

COMMON STOCKS - 98.4%
Consumer, Non-Cyclical - 97.5%
Abbott Laboratories	219,589	25,940,049
AbbVie, Inc.	45,020	4,856,307
ABIOMED, Inc. *	10,983	3,575,186
Acceleron Pharma, Inc. *	22,755	3,916,136
Acumen Pharmaceuticals, Inc. *	33,055	491,197
Agiliti, Inc. *	60,923	1,159,974
agilon health, Inc.	33,112	867,866
Agios Pharmaceuticals, Inc. *	18,111	835,823
Alcon, Inc. (Switzerland)	45,993	3,701,057
Allogene Therapeutics, Inc. *	24,294	624,356
Alnylam Pharmaceuticals, Inc. *	27,662	5,222,862
Ambrx Biopharma, Inc. ADR *	21,548	290,898
Amedisys, Inc. *	16,158	2,409,158
AmerisourceBergen Corp.	19,600	2,341,220
Amgen, Inc.	51,900	11,036,535
Anthem, Inc.	19,293	7,192,430
Apellis Pharmaceuticals, Inc. *	12,769	420,866
Arcutis Biotherapeutics, Inc. *	34,856	832,710
Arena Pharmaceuticals, Inc. *	12,564	748,186
Argenx SE ADR * (Netherlands)	5,660	1,709,320
AstraZeneca PLC (United Kingdom)	19,960	2,405,534
Avantor, Inc. *	112,459	4,599,573
Baxter International, Inc.	74,513	5,993,081
Biogen, Inc. *	28,750	8,135,963
Biohaven Pharmaceutical Holding Co. Ltd. *	1,775	246,565
BioMarin Pharmaceutical, Inc. *	15,612	1,206,651
Blueprint Medicines Corp. *	8,937	918,813
Boston Scientific Corp. *	269,242	11,682,410
Bridgebio Pharma, Inc. *	15,545	728,594
Bristol-Myers Squibb Co.	125,771	7,441,870
Cardinal Health, Inc.	45,490	2,249,935
CareMax, Inc. *	18,233	176,131
Centene Corp. *	53,197	3,314,705
Cerevel Therapeutics Holdings, Inc. *	14,624	431,408
Cigna Corp.	57,331	11,475,373
Connect Biopharma Holdings Ltd. ADR * (China)	9,866	235,797
Cooper Cos., Inc.	2,760	1,140,736
Cytokinetics, Inc. *	13,870	495,714
Daiichi Sankyo Co. Ltd. (Japan)	53,700	1,427,407
Danaher Corp.	14,780	4,499,623
Decibel Therapeutics, Inc. *	20,803	160,391
Dentsply Sirona, Inc.	41,970	2,436,359
Design Therapeutics, Inc. *	11,344	166,643
Dicerna Pharmaceuticals, Inc. *	12,595	253,915
Edwards Lifesciences Corp. *	79,255	8,972,459
Eli Lilly & Co.	60,067	13,878,480
Enanta Pharmaceuticals, Inc. *	4,460	253,373

	Shares	Value
Encompass Health Corp.	33,393	$2,505,811
Exact Sciences Corp. *	11,685	1,115,333
Forma Therapeutics Holdings, Inc. *	9,996	231,807
Genmab AS * (Denmark)	6,184	2,701,923
Genmab AS ADR * (Denmark)	22,270	973,199
Gilead Sciences, Inc.	106,184	7,416,952
Global Blood Therapeutics, Inc. *	20,310	517,499
Guardant Health, Inc. *	6,150	768,812
Hansoh Pharmaceutical Group Co. Ltd. ~ (China)	774,507	1,960,568
Henry Schein, Inc. *	33,285	2,534,986
Horizon Therapeutics PLC *	16,105	1,764,142
Hua Medicine * ~ (China)	334,500	201,525
Humana, Inc.	14,972	5,826,354
ICON PLC * (Ireland)	11,630	3,047,293
Ideaya Biosciences, Inc. *	12,774	325,609
Illumina, Inc. *	12,352	5,010,095
Imago Biosciences, Inc. *	19,609	392,768
Immuneering Corp. Class A *	11,507	305,511
Immunocore Holdings PLC ADR * (United Kingdom)	7,997	296,449
Incyte Corp. *	20,808	1,431,174
Innovage Holding Corp. *	10,974	72,538
Intuitive Surgical, Inc. *	13,897	13,815,703
IQVIA Holdings, Inc. *	25,225	6,042,397
Johnson & Johnson	125,372	20,247,578
Krystal Biotech, Inc. *	3,091	161,381
LHC Group, Inc. *	16,858	2,645,189
LifeStance Health Group, Inc. *	58,543	848,874
Masimo Corp. *	18,391	4,978,628
McKesson Corp.	5,210	1,038,770
Medtronic PLC	111,174	13,935,661
Merck & Co., Inc.	59,997	4,506,375
Mersana Therapeutics, Inc. *	49,042	462,466
Mirati Therapeutics, Inc. *	6,806	1,204,049
Moderna, Inc. *	9,970	3,837,054
Monte Rosa Therapeutics, Inc. *	22,869	509,521
Natera, Inc. *	23,437	2,611,819
Nautilus Biotechnology, Inc. SPAC *	13,880	85,223
Nektar Therapeutics *	20,913	375,597
Neurocrine Biosciences, Inc. *	15,608	1,496,963
Nevro Corp. *	15,627	1,818,670
Novavax, Inc. *	7,395	1,533,057
Novocure Ltd. *	7,295	847,460
Omega Therapeutics, Inc. *	19,148	360,940
Pfizer, Inc.	566,030	24,344,950
Point Biopharma Global, Inc. SPAC *	23,300	179,177
Prothena Corp. PLC * (Ireland)	18,100	1,289,263
PTC Therapeutics, Inc. *	3,860	143,631
QIAGEN NV *	10,382	536,542
Quest Diagnostics, Inc.	23,895	3,472,182
Rapid Micro Biosystems, Inc. Class A *	16,316	301,357
RAPT Therapeutics, Inc. *	7,339	227,876
Regeneron Pharmaceuticals, Inc. *	9,605	5,812,754
Relay Therapeutics, Inc. *	9,429	297,296
ResMed, Inc.	14,829	3,908,183
Roche Holding AG (Switzerland)	9,132	3,332,904
Sanofi (France)	46,025	4,430,551
Sanofi ADR (France)	46,250	2,229,713
Sarepta Therapeutics, Inc. *	7,480	691,750
Seagen, Inc. *	49,601	8,422,250
Stryker Corp.	33,445	8,820,115
Talaris Therapeutics, Inc. *	19,297	261,667
Tango rapeutics, Inc. SPAC *	8,240	106,543
Taysha Gene Therapies, Inc. *	11,664	217,184
TCR2 Therapeutics, Inc.*	8,814	75,007
Teladoc Health, Inc. *	18,740	2,376,419
Teleflex, Inc.	16,134	6,075,258
Tenaya Therapeutics, Inc. *	24,326	502,332
Thermo Fisher Scientific, Inc.	49,301	28,167,140
TScan Therapeutics, Inc. *	23,807	198,550

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
UnitedHealth Group, Inc.	76,862	$30,033,058
Vertex Pharmaceuticals, Inc. *	17,672	3,205,524
Wuxi Biologics Cayman, Inc. * ~ (China)	117,500	1,905,884
Zimmer Biomet Holdings, Inc.	50,355	7,369,958
Zoetis, Inc.	44,309	8,602,149

		453,400,529

Diversified - 0.3%
Health Assurance Acquisition Corp. Class A *	76,534	748,503
Health Sciences Acquisitions Corp. 2 SPAC *	11,840	117,098
Helix Acquisition Corp. Class A SPAC *	10,006	98,759
MedTech Acquisition Corp. Class A *	35,852	356,010

		1,320,370

Industrial - 0.4%
Agilent Technologies, Inc.	11,877	1,870,984

Technology - 0.2%
Alignment Healthcare, Inc. *	40,651	649,603
Privia Health Group, Inc. *	13,054	307,552

		957,155

Total Common Stocks (Cost $338,027,537)		457,549,038

	Principal Amount
SHORT-TERM INVESTMENT - 1.5%
Repurchase Agreement - 1.5%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $7,043,630; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $7,184,564)	$7,043,630	7,043,630

Total Short-Term Investment (Cost $7,043,630)		7,043,630

TOTAL INVESTMENTS - 99.9% (Cost $345,176,793)		464,641,618

OTHER ASSETS & LIABILITIES, NET - 0.1%		246,343

NET ASSETS - 100.0%		$464,887,961

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$48,950	$48,950	$-	$-
	Common Stocks
	Consumer, Non-Cyclical	453,400,529	435,235,758	18,164,771	-
	Diversified	1,320,370	1,320,370	-	-
	Industrial	1,870,984	1,870,984	-	-
	Technology	957,155	957,155	-	-

	Total Common Stocks	457,549,038	439,384,267	18,164,771	-

	Short-Term Investment	7,043,630	-	7,043,630	-

	Total	$464,641,618	$439,433,217	$25,208,401	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer, Cyclical - 3.5%
Choice Hotels International, Inc.	11,955	$1,510,753
DR Horton, Inc.	55,910	4,694,763
Marriott Vacations Worldwide Corp.	45,490	7,156,942
Travel & Leisure Co.	79,982	4,361,418

		17,723,876

Financial - 96.0%
Agree Realty Corp. REIT	96,827	6,412,852
Alexandria Real Estate Equities, Inc. REIT	91,766	17,533,730
American Assets Trust, Inc. REIT	107,831	4,035,036
American Homes 4 Rent Class A REIT	494,478	18,849,501
American Tower Corp. REIT	56,864	15,092,274
Apartment Income REIT Corp.	206,326	10,070,772
Apple Hospitality REIT, Inc.	317,215	4,989,792
AvalonBay Communities, Inc. REIT	120,498	26,707,177
Brandywine Realty Trust REIT	147,188	1,975,263
Broadstone Net Lease, Inc. REIT	303,895	7,539,635
CoreSite Realty Corp. REIT	46,164	6,395,561
Cousins Properties, Inc. REIT	251,348	9,372,767
CubeSmart REIT	177,428	8,596,387
CyrusOne, Inc. REIT	30,859	2,388,795
DiamondRock Hospitality Co. REIT *	203,792	1,925,834
Digital Realty Trust, Inc. REIT	31,173	4,502,940
Equinix, Inc. REIT	41,098	32,472,763
Equity LifeStyle Properties, Inc. REIT	128,738	10,054,438
Essex Property Trust, Inc. REIT	71,192	22,762,930
Extra Space Storage, Inc. REIT	108,599	18,243,546
First Industrial Realty Trust, Inc. REIT	205,150	10,684,212
Healthcare Realty Trust, Inc. REIT	241,453	7,190,470
Healthcare Trust of America, Inc. Class A REIT	313,210	9,289,809
Invitation Homes, Inc. REIT	708,524	27,157,725
Kilroy Realty Corp. REIT	155,348	10,285,591
Medical Properties Trust, Inc. REIT	437,416	8,778,939
MGM Growth Properties LLC Class A REIT	156,270	5,985,141
Park Hotels & Resorts, Inc. REIT *	180,390	3,452,665
Prologis, Inc. REIT	261,429	32,791,039
PS Business Parks, Inc. REIT	48,574	7,613,489
Public Storage REIT	23,019	6,838,945
Regency Centers Corp. REIT	168,452	11,341,873
Rexford Industrial Realty, Inc. REIT	150,246	8,526,460
Sabra Health Care REIT, Inc.	484,271	7,128,469
Simon Property Group, Inc. REIT	46,404	6,031,128
STORE Capital Corp. REIT	307,010	9,833,530
Sun Communities, Inc. REIT	112,660	20,853,366
Terreno Realty Corp. REIT	133,561	8,445,062
Ventas, Inc. REIT	358,501	19,792,840
VICI Properties, Inc. REIT	392,649	11,155,158
Welltower, Inc. REIT	122,379	10,084,030
Weyerhaeuser Co. REIT	113,249	4,028,267

		477,210,201

Total Common Stocks (Cost $393,033,332)		494,934,077

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $2,809,675; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $2,865,947)	$2,809,675	$2,809,675

Total Short-Term Investment (Cost $2,809,675)		2,809,675

TOTAL INVESTMENTS - 100.1% (Cost $395,843,007)		497,743,752

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(591,956)

NET ASSETS - 100.0%		$497,151,796

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$494,934,077	$494,934,077	$-	$-
	Short-Term Investment	2,809,675	-	2,809,675	-

	Total	$497,743,752	$494,934,077	$2,809,675	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Communications - 31.0%
Alphabet, Inc. Class A *	7,073	$18,909,807
Amazon.com, Inc. *	8,352	27,436,654
Booking Holdings, Inc. *	3,710	8,807,058
CDW Corp.	3,429	624,147
Charter Communications, Inc. Class A *	856	622,791
Chewy, Inc. Class A *	22,383	1,524,506
Couchbase, Inc. *	18,706	581,944
Eventbrite, Inc. Class A *	75,186	1,421,767
Facebook, Inc. Class A *	30,821	10,460,339
Farfetch Ltd. Class A * (United Kingdom)	90,363	3,386,805
Match Group, Inc. *	17,146	2,691,751
MercadoLibre, Inc. * (Argentina)	1,309	2,198,335
Pinduoduo, Inc. ADR * (China)	13,655	1,238,099
Pinterest, Inc. Class A *	13,810	703,619
Q2 Holdings, Inc. *	15,813	1,267,254
Sea Ltd. ADR * (Taiwan)	6,630	2,113,180
Tencent Holdings Ltd. (China)	58,800	3,510,284
Uber Technologies, Inc. *	43,499	1,948,755
Wix.com Ltd. * (Israel)	7,107	1,392,759
Zendesk, Inc. *	15,210	1,770,292

		92,610,146

Consumer, Cyclical - 0.2%

ThredUP, Inc. Class A *	26,304	570,534

Consumer, Non-Cyclical - 12.7%
Bio-Techne Corp.	3,599	1,743,967
FleetCor Technologies, Inc. *	7,485	1,955,606
Global Payments, Inc.	44,127	6,953,533
Guardant Health, Inc. *	8,809	1,101,213
Legalzoom.com, Inc. *	30,620	808,368
LifeStance Health Group, Inc. *	34,191	495,769
Maravai LifeSciences Holdings, Inc. Class A *	29,454	1,445,602
Nuvei Corp. * (Canada)	31,904	3,685,550
Paya Holdings, Inc. *	157,077	1,707,427
PayPal Holdings, Inc. *	37,430	9,739,660
Remitly Global, Inc. *	22,174	813,786
Square, Inc. Class A *	8,928	2,141,292
TransUnion	20,363	2,286,969
Verisk Analytics, Inc.	4,199	840,934
WEX, Inc. *	13,238	2,331,741

		38,051,417

Financial - 7.1%

Charles Schwab Corp.	12,461	907,659
Mastercard, Inc. Class A	34,942	12,148,635
Tradeweb Markets, Inc. Class A	17,964	1,451,132
Visa, Inc. Class A	29,987	6,679,604

		21,187,030

Industrial - 0.1%

Xometry, Inc. Class A *	6,814	392,963

Technology - 47.0%
ACV Auctions, Inc. Class A *	31,036	555,234
Adobe, Inc. *	20,550	11,831,046
Advanced Micro Devices, Inc. *	53,348	5,489,509
Apple, Inc.	42,103	5,957,575
AppLovin Corp. Class A *	12,780	924,889
Asana, Inc. Class A *	22,897	2,377,624
Atlassian Corp. PLC Class A *	7,046	2,757,945
Autodesk, Inc. *	14,298	4,077,361

	Shares	Value
Avalara, Inc. *	3,400	$594,218
Black Knight, Inc. *	23,994	1,727,568
Blend Labs, Inc. Class A *	19,342	260,730
Clarivate PLC *	100,422	2,199,242
Constellation Software, Inc. (Canada)	1,805	2,957,059
Descartes Systems Group, Inc. * (Canada)	26,000	2,116,375
DoubleVerify Holdings, Inc. *	38,234	1,306,073
Endava PLC ADR * (United Kingdom)	28,018	3,806,245
EPAM Systems, Inc. *	4,951	2,824,446
Freshworks, Inc. Class A *	10,434	445,427
HubSpot, Inc. *	6,438	4,352,667
KLA Corp.	10,537	3,524,732
Lam Research Corp.	7,439	4,233,907
Marvell Technology, Inc.	53,879	3,249,442
Micron Technology, Inc.	43,009	3,052,779
Microsoft Corp.	114,757	32,352,293
NVIDIA Corp.	37,609	7,791,080
Paycor HCM, Inc. *	34,904	1,227,225
Ping Identity Holding Corp. *	26,031	639,582
Qualtrics International, Inc. Class A *	17,607	752,523
Rakus Co. Ltd. (Japan)	5,600	198,411
RingCentral, Inc. Class A *	12,299	2,675,033
salesforce.com, Inc. *	25,908	7,026,768
ServiceNow, Inc. *	8,501	5,289,917
Skyworks Solutions, Inc.	11,114	1,831,365
Sterling Check Corp. *	5,578	144,805
Take-Two Interactive Software, Inc. *	14,337	2,208,902
TaskUS, Inc. Class A * (Philippines)	40,368	2,679,224
Thoughtworks Holding, Inc. *	62,724	1,800,806
Topicus.com, Inc. * (Netherlands)	10,839	1,138,069
Xilinx, Inc.	15,438	2,330,984

		140,709,080

Total Common Stocks (Cost $176,064,770)		293,521,170

	Principal Amount
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%

Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $4,899,048; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $4,997,101)	$4,899,048	4,899,048

Total Short-Term Investment (Cost $4,899,048)		4,899,048

TOTAL INVESTMENTS - 99.7% (Cost $180,963,818)		298,420,218

OTHER ASSETS & LIABILITIES, NET - 0.3%		975,001

NET ASSETS - 100.0%		$299,395,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Communications	$92,610,146	$89,099,862	$3,510,284	$-
	Consumer, Cyclical	570,534	570,534	-	-
	Consumer, Non-Cyclical	38,051,417	38,051,417	-	-
	Financial	21,187,030	21,187,030	-	-
	Industrial	392,963	392,963	-	-
	Technology	140,709,080	140,510,669	198,411	-

	Total Common Stocks	293,521,170	289,812,475	3,708,695	-

	Short-Term Investment	4,899,048	-	4,899,048	-

	Total	$298,420,218	$289,812,475	$8,607,743	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

ESG DIVERSIFIED PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.1%
Affiliated Mutual Funds - 19.3%
Pacific Funds ESG Core Bond	291,604	$2,866,468

Unaffiliated Mutual Funds - 80.8%
Calvert Green Bond Fund	158,904	2,569,485
Calvert Short-Duration Income Fund	36,583	606,552
Calvert Small Cap Fund	28,919	1,041,654
Fidelity International Sustainability Index Fund	146,282	1,932,385
Fidelity US Sustainability Index Fund	307,601	5,881,322

		12,031,398

Total Mutual Funds (Cost $14,759,608)		14,897,866

TOTAL INVESTMENTS - 100.1% (Cost $14,759,608)		14,897,866

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(16,025)

NET ASSETS - 100.0%		$14,881,841

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$14,897,866	$14,897,866	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.0%
DFA Intermediate Government Fixed Income Portfolio Class I	4,614,710	$59,345,168
DFA Intermediate Term Extended Quality Portfolio Class I	6,423,579	74,192,337
DFA Large Cap International Portfolio Class I	1,915,147	51,287,643
DFA Short-Term Extended Quality Portfolio Class I	1,358,677	14,931,861
DFA US Core Equity 1 Portfolio Class I	3,746,403	128,126,974
DFA US Large Company Portfolio Class I	790,362	25,528,680
DFA VA International Small Portfolio Class I	615,814	9,163,319
DFA VA US Targeted Value Portfolio Class I	236,833	5,681,635

Total Mutual Funds (Cost $314,071,530)		368,257,617

TOTAL INVESTMENTS - 100.0% (Cost $314,071,530)		368,257,617

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(109,491)

NET ASSETS - 100.0%		$368,148,126

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$368,257,617	$368,257,617	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	5,134,240	$58,620,866
PD Aggregate Bond Index Portfolio Class P *	16,651,039	232,646,366
PD High Yield Bond Market Portfolio Class P *	5,150,952	97,501,720
PD Large-Cap Growth Index Portfolio Class P *	680,865	50,176,198
PD Large-Cap Value Index Portfolio Class P *	1,428,901	57,518,542
PD Mid-Cap Index Portfolio Class P *	3,187,712	41,217,342
PD Small-Cap Growth Index Portfolio Class P *	267,926	12,662,526
PD Small-Cap Value Index Portfolio Class P *	557,166	19,468,749
PD Emerging Markets Index Portfolio Class P *	1,353,298	28,643,930
PD International Large-Cap Index Portfolio Class P *	1,860,426	44,366,598

Total Affiliated Mutual Funds (Cost $519,528,970)		642,822,837

TOTAL INVESTMENTS - 100.0% (Cost $519,528,970)		642,822,837

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(161,048)

NET ASSETS - 100.0%		$642,661,789

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$642,822,837	$642,822,837	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	12,649,217	$144,424,121
PD Aggregate Bond Index Portfolio Class P *	49,558,322	692,423,082
PD High Yield Bond Market Portfolio Class P *	16,984,083	321,489,527
PD Large-Cap Growth Index Portfolio Class P *	4,932,927	363,530,987
PD Large-Cap Value Index Portfolio Class P *	9,617,682	387,147,312
PD Mid-Cap Index Portfolio Class P *	23,344,745	301,849,231
PD Small-Cap Growth Index Portfolio Class P *	1,492,126	70,519,928
PD Small-Cap Value Index Portfolio Class P *	3,275,867	114,466,826
PD Emerging Markets Index Portfolio Class P *	7,200,917	152,414,693
PD International Large-Cap Index Portfolio Class P *	13,750,340	327,911,847

Total Affiliated Mutual Funds (Cost $2,134,265,569)		2,876,177,554

TOTAL INVESTMENTS - 100.0% (Cost $2,134,265,569)		2,876,177,554

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(669,054)

NET ASSETS - 100.0%		$2,875,508,500

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,876,177,554	$2,876,177,554	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P *	2,219,802	$25,344,890
PD Aggregate Bond Index Portfolio Class P *	14,454,918	201,962,417
PD High Yield Bond Market Portfolio Class P *	5,787,694	109,554,523
PD Large-Cap Growth Index Portfolio Class P *	3,784,205	278,876,168
PD Large-Cap Value Index Portfolio Class P *	7,390,869	297,509,845
PD Mid-Cap Index Portfolio Class P *	17,797,215	230,119,265
PD Small-Cap Growth Index Portfolio Class P *	1,217,876	57,558,488
PD Small-Cap Value Index Portfolio Class P *	2,168,198	75,762,136
PD Emerging Markets Index Portfolio Class P *	5,115,672	108,278,373
PD International Large-Cap Index Portfolio Class P *	11,424,628	272,449,325

Total Affiliated Mutual Funds (Cost $1,272,959,808)		1,657,415,430

TOTAL INVESTMENTS - 100.0% (Cost $1,272,959,808)		1,657,415,430

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(361,798)

NET ASSETS - 100.0%		$1,657,053,632

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,657,415,430	$1,657,415,430	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	4,902,366	$62,887,088
Diversified Bond Portfolio Class P *	27,220,490	440,199,060
Floating Rate Income Portfolio Class P *	1,110,267	15,445,345
High Yield Bond Portfolio Class P *	8,548,661	92,240,382
Inflation Managed Portfolio Class P *	3,116,554	46,011,509
Intermediate Bond Portfolio Class P *	13,474,609	134,925,868
Managed Bond Portfolio Class P *	12,403,128	203,188,464
Short Duration Bond Portfolio Class P *	19,170,704	215,896,366
Emerging Markets Debt Portfolio Class P *	4,741,374	60,495,946
Dividend Growth Portfolio Class P *	575,135	21,023,174
Equity Index Portfolio Class P *	87,689	9,771,862
Focused Growth Portfolio Class P *	131,252	8,148,972
Growth Portfolio Class P *	306,917	20,003,729
Large-Cap Growth Portfolio Class P *	457,429	12,565,193
Large-Cap Value Portfolio Class P *	453,394	15,953,767
Main Street Core Portfolio Class P *	97,157	6,789,333
Mid-Cap Equity Portfolio Class P *	224,642	9,072,778
Mid-Cap Growth Portfolio Class P *	532,656	17,962,387
Mid-Cap Value Portfolio Class P *	483,900	18,301,709
Small-Cap Equity Portfolio Class P *	407,977	15,403,218
Small-Cap Value Portfolio Class P *	433,823	15,541,595
Value Portfolio Class P *	760,343	16,080,215
Value Advantage Portfolio Class P *	753,324	17,573,252
Emerging Markets Portfolio Class P *	1,264,309	30,330,236
International Large-Cap Portfolio Class P *	1,073,208	14,998,508
International Value Portfolio Class P *	485,299	7,727,816

Total Affiliated Mutual Funds (Cost $1,311,585,355)		1,528,537,772

TOTAL INVESTMENTS - 100.0% (Cost $1,311,585,355)		1,528,537,772

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(312,336)

NET ASSETS - 100.0%		$1,528,225,436

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$1,528,537,772	$1,528,537,772	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	6,315,554	$81,015,327
Diversified Bond Portfolio Class P *	35,060,872	566,990,639
Floating Rate Income Portfolio Class P *	1,653,398	23,001,044
High Yield Bond Portfolio Class P *	11,672,720	125,949,092
Inflation Managed Portfolio Class P *	4,639,610	68,497,276
Intermediate Bond Portfolio Class P *	17,311,999	173,350,966
Managed Bond Portfolio Class P *	15,879,480	260,138,177
Short Duration Bond Portfolio Class P *	10,176,486	114,605,402
Emerging Markets Debt Portfolio Class P *	5,274,073	67,292,743
Dividend Growth Portfolio Class P *	1,758,076	64,263,805
Equity Index Portfolio Class P *	268,521	29,923,261
Focused Growth Portfolio Class P *	423,726	26,307,755
Growth Portfolio Class P *	955,385	62,268,515
Large-Cap Growth Portfolio Class P *	1,468,104	40,327,581
Large-Cap Value Portfolio Class P *	1,395,533	49,105,179
Main Street Core Portfolio Class P *	302,644	21,148,875
Mid-Cap Equity Portfolio Class P *	552,750	22,324,303
Mid-Cap Growth Portfolio Class P *	1,315,019	44,345,484
Mid-Cap Value Portfolio Class P *	1,180,940	44,664,668
Small-Cap Equity Portfolio Class P *	671,177	25,340,391
Small-Cap Growth Portfolio Class P *	131,735	5,518,270
Small-Cap Index Portfolio Class P *	315,382	11,099,842
Small-Cap Value Portfolio Class P *	683,054	24,470,212
Value Portfolio Class P *	2,453,019	51,878,027
Value Advantage Portfolio Class P *	2,311,477	53,921,215
Emerging Markets Portfolio Class P *	2,630,701	63,109,425
International Large-Cap Portfolio Class P *	4,748,130	66,356,997
International Small-Cap Portfolio Class P *	603,729	10,998,357
International Value Portfolio Class P *	2,848,797	45,363,732
Real Estate Portfolio Class P *	299,644	10,927,149

Total Affiliated Mutual Funds (Cost $1,783,371,322)		2,254,503,709

TOTAL INVESTMENTS - 100.0% (Cost $1,783,371,322)		2,254,503,709

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(459,643)

NET ASSETS - 100.0%		$2,254,044,066

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,254,503,709	$2,254,503,709	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	21,519,387	$276,048,647
Diversified Bond Portfolio Class P *	119,092,879	1,925,923,237
Floating Rate Income Portfolio Class P *	3,507,264	48,790,884
High Yield Bond Portfolio Class P *	40,567,405	437,723,837
Inflation Managed Portfolio Class P *	6,569,354	96,987,215
Intermediate Bond Portfolio Class P *	58,961,309	590,399,755
Managed Bond Portfolio Class P *	53,795,593	881,281,236
Short Duration Bond Portfolio Class P *	34,342,222	386,754,756
Emerging Markets Debt Portfolio Class P *	14,963,473	190,921,342
Dividend Growth Portfolio Class P *	11,508,722	420,683,867
Equity Index Portfolio Class P *	1,740,012	193,902,206
Focused Growth Portfolio Class P *	2,717,128	168,697,401
Growth Portfolio Class P *	6,308,283	411,150,745
Large-Cap Growth Portfolio Class P *	9,496,299	260,855,386
Large-Cap Value Portfolio Class P *	9,059,700	318,787,174
Main Street Core Portfolio Class P *	2,038,009	142,416,749
Mid-Cap Equity Portfolio Class P *	3,063,006	123,707,702
Mid-Cap Growth Portfolio Class P *	7,996,970	269,676,385
Mid-Cap Value Portfolio Class P *	5,900,236	223,154,418
Small-Cap Equity Portfolio Class P *	3,952,604	149,231,094
Small-Cap Growth Portfolio Class P *	450,990	18,891,655
Small-Cap Index Portfolio Class P *	1,595,926	56,168,507
Small-Cap Value Portfolio Class P *	4,214,103	150,969,103
Value Portfolio Class P *	15,886,081	335,969,094
Value Advantage Portfolio Class P *	14,965,627	349,112,196
Emerging Markets Portfolio Class P *	14,834,746	355,879,329
International Large-Cap Portfolio Class P *	23,653,928	330,573,039
International Small-Cap Portfolio Class P *	2,573,586	46,883,995
International Value Portfolio Class P *	18,146,622	288,963,500
Real Estate Portfolio Class P *	2,573,277	93,839,821

Total Affiliated Mutual Funds (Cost $7,214,851,446)		9,544,344,275

TOTAL INVESTMENTS - 100.0% (Cost $7,214,851,446)		9,544,344,275

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,865,265)

NET ASSETS - 100.0%		$9,542,479,010

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$9,544,344,275	$9,544,344,275	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	12,624,798	$161,949,705
Diversified Bond Portfolio Class P *	69,457,682	1,123,242,341
Floating Rate Income Portfolio Class P *	3,158,415	43,937,908
High Yield Bond Portfolio Class P *	24,515,260	264,520,583
Intermediate Bond Portfolio Class P *	33,996,142	340,414,996
Managed Bond Portfolio Class P *	31,487,288	515,825,829
Short Duration Bond Portfolio Class P *	19,153,253	215,699,836
Emerging Markets Debt Portfolio Class P *	10,155,786	129,579,293
Dividend Growth Portfolio Class P *	13,988,949	511,344,800
Equity Index Portfolio Class P *	2,124,404	236,737,828
Focused Growth Portfolio Class P *	3,655,203	226,939,373
Growth Portfolio Class P *	8,439,849	550,078,407
Large-Cap Growth Portfolio Class P *	12,532,550	344,258,665
Large-Cap Value Portfolio Class P *	10,686,503	376,030,144
Main Street Core Portfolio Class P *	2,469,815	172,591,486
Mid-Cap Equity Portfolio Class P *	3,849,026	155,453,239
Mid-Cap Growth Portfolio Class P	9,193,798	310,036,174
Mid-Cap Value Portfolio Class P *	8,184,145	309,534,741
Small-Cap Equity Portfolio Class P *	3,326,177	125,580,273
Small-Cap Growth Portfolio Class P *	1,026,585	43,002,946
Small-Cap Index Portfolio Class P *	2,368,717	83,366,844
Small-Cap Value Portfolio Class P *	3,563,566	127,663,795
Value Portfolio Class P *	18,742,629	396,381,228
Value Advantage Portfolio Class P *	17,674,130	412,295,069
Emerging Markets Portfolio Class P *	16,639,045	399,163,710
International Large-Cap Portfolio Class P *	33,787,812	472,198,084
International Small-Cap Portfolio Class P *	4,674,062	85,149,168
International Value Portfolio Class P *	24,674,870	392,918,137
Real Estate Portfolio Class P *	2,341,975	85,404,925

Total Affiliated Mutual Funds (Cost $6,192,393,367)		8,611,299,527

TOTAL INVESTMENTS - 100.0% (Cost $6,192,393,367)		8,611,299,527

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(1,669,206)

NET ASSETS - 100.0%		$8,609,630,321

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$8,611,299,527	$8,611,299,527	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%
Core Income Portfolio Class P *	1,514,744	$19,430,998
Diversified Bond Portfolio Class P *	8,278,916	133,883,377
High Yield Bond Portfolio Class P *	5,735,913	61,890,717
Intermediate Bond Portfolio Class P *	4,069,636	40,750,662
Managed Bond Portfolio Class P *	3,739,535	61,261,195
Short Duration Bond Portfolio Class P *	1,789,192	20,149,494
Emerging Markets Debt Portfolio Class P *	2,373,021	30,277,757
Dividend Growth Portfolio Class P *	3,660,263	133,795,357
Equity Index Portfolio Class P *	551,711	61,481,204
Focused Growth Portfolio Class P *	957,112	59,423,874
Growth Portfolio Class P *	2,183,361	142,303,451
Large-Cap Growth Portfolio Class P *	3,270,070	89,826,090
Large-Cap Value Portfolio Class P *	2,670,322	93,961,649
Main Street Core Portfolio Class P *	635,696	44,422,678
Mid-Cap Equity Portfolio Class P *	1,149,071	46,408,309
Mid-Cap Growth Portfolio Class P *	2,901,216	97,835,718
Mid-Cap Value Portfolio Class P *	2,569,560	97,184,006
Small-Cap Equity Portfolio Class P *	985,359	37,202,368
Small-Cap Growth Portfolio Class P *	385,166	16,134,320
Small-Cap Index Portfolio Class P *	775,991	27,310,941
Small-Cap Value Portfolio Class P *	1,053,172	37,729,584
Value Portfolio Class P *	4,667,052	98,701,837
Value Advantage Portfolio Class P *	4,386,052	102,316,083
Emerging Markets Portfolio Class P *	5,440,041	130,504,306
International Large-Cap Portfolio Class P *	9,344,623	130,594,820
International Small-Cap Portfolio Class P *	1,637,232	29,826,071
International Value Portfolio Class P *	8,325,059	132,566,720
Real Estate Portfolio Class P *	823,791	30,041,243

Total Affiliated Mutual Funds (Cost $1,383,152,710)		2,007,214,829

TOTAL INVESTMENTS - 100.0% (Cost $1,383,152,710)		2,007,214,829

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(399,651)

NET ASSETS - 100.0%		$2,006,815,178

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$2,007,214,829	$2,007,214,829	$-	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.5%
Basic Materials - 1.2%
BHP Billiton Finance USA Ltd. (Australia) 3.850% due 09/30/23	$350,000	$374,197
Celanese US Holdings LLC 4.625% due 11/15/22	300,000	313,741
DuPont de Nemours, Inc. 4.205% due 11/15/23	405,000	434,996
Eastman Chemical Co. 3.600% due 08/15/22	250,000	254,943
LYB International Finance BV 4.000% due 07/15/23	113,000	119,927
Mosaic Co. 3.250% due 11/15/22	250,000	257,199
Nucor Corp. 4.125% due 09/15/22	200,000	205,255
Nutrien Ltd. (Canada) 1.900% due 05/13/23	370,000	378,128
Sherwin-Williams Co. 3.125% due 06/01/24	350,000	371,016

		2,709,402

Communications - 4.9%
Alibaba Group Holding Ltd. (China) 2.800% due 06/06/23	250,000	258,670
Amazon.com, Inc.
0.250% due 05/12/23	150,000	150,307
0.400% due 06/03/23	385,000	385,985
0.450% due 05/12/24	535,000	534,049
2.400% due 02/22/23	300,000	308,412
America Movil SAB de CV (Mexico) 3.125% due 07/16/22	350,000	357,405
AT&T, Inc.
0.900% due 03/25/24	400,000	400,660
2.625% due 12/01/22	350,000	357,201
3.000% due 06/30/22	200,000	203,031
Baidu, Inc. (China)
2.875% due 07/06/22	250,000	253,925
3.500% due 11/28/22	200,000	206,060
3.875% due 09/29/23	250,000	264,219
Bell Telephone Co of Canada (Canada) 0.750% due 03/17/24	250,000	250,166
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464% due 07/23/22	500,000	512,763
Cisco Systems, Inc.
2.200% due 09/20/23	200,000	206,915
2.600% due 02/28/23	250,000	258,414
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	200,000	220,448
Comcast Corp.
3.600% due 03/01/24	500,000	536,392
3.700% due 04/15/24	500,000	537,877
Discovery Communications LLC 2.950% due 03/20/23	200,000	206,954
E*TRADE Financial Corp. 2.950% due 08/24/22	200,000	204,021
eBay, Inc. 2.750% due 01/30/23	200,000	205,831
Expedia Group, Inc. 3.600% due 12/15/23	250,000	264,686
Interpublic Group of Cos., Inc. 3.750% due 10/01/21	125,000	125,000

	Principal Amount	Value
Rogers Communications, Inc. (Canada) 4.100% due 10/01/23	$350,000	$371,347
Thomson Reuters Corp. (Canada) 4.300% due 11/23/23	350,000	374,438
Time Warner Entertainment Co. LP 8.375% due 03/15/23	350,000	388,907
TWDC Enterprises 18 Corp. 2.350% due 12/01/22	200,000	204,711
Verizon Communications, Inc. 0.750% due 03/22/24	680,000	682,775
ViacomCBS, Inc. 3.700% due 08/15/24	500,000	536,791
Vodafone Group PLC (United Kingdom) 3.750% due 01/16/24	300,000	321,688
Walt Disney Co.
1.750% due 08/30/24	500,000	515,654
3.000% due 09/15/22	250,000	256,537
Weibo Corp. (China) 3.500% due 07/05/24	250,000	260,503

		11,122,742

Consumer, Cyclical - 6.7%
American Honda Finance Corp.
0.400% due 10/21/22	200,000	200,316
0.650% due 09/08/23	535,000	537,149
0.750% due 08/09/24	665,000	664,951
0.875% due 07/07/23	665,000	670,421
2.050% due 01/10/23	100,000	102,168
2.400% due 06/27/24	250,000	261,041
2.600% due 11/16/22	200,000	204,997
AutoZone, Inc. 3.125% due 07/15/23	300,000	312,574
Brunswick Corp. 0.850% due 08/18/24	250,000	250,053
Dollar General Corp. 3.250% due 04/15/23	200,000	207,422
Dollar Tree, Inc. 3.700% due 05/15/23	250,000	262,126
General Motors Co.
4.875% due 10/02/23	300,000	324,382
5.400% due 10/02/23	750,000	818,182
General Motors Financial Co, Inc.
1.050% due 03/08/24	345,000	346,581
1.700% due 08/18/23	320,000	326,154
3.250% due 01/05/23	200,000	206,319
3.550% due 07/08/22	450,000	460,772
Hyatt Hotels Corp.
due 10/01/23 #	60,000	60,088
due 10/01/24 #	90,000	90,204
Lennar Corp. 4.750% due 11/15/22	250,000	258,700
Magna International, Inc. (Canada) 3.625% due 06/15/24	250,000	268,364
McDonald’s Corp. 3.350% due 04/01/23	500,000	520,914
Mohawk Industries, Inc. 3.850% due 02/01/23	250,000	259,341
NVR, Inc. 3.950% due 09/15/22	100,000	102,444
O’Reilly Automotive, Inc. 3.800% due 09/01/22	250,000	255,675
PACCAR Financial Corp.
0.350% due 08/11/23	340,000	339,954
0.350% due 02/02/24	80,000	79,655
0.500% due 08/09/24	140,000	139,690
0.800% due 06/08/23	30,000	30,180
2.650% due 04/06/23	195,000	201,506
Southwest Airlines Co. 4.750% due 05/04/23	210,000	223,612

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Starbucks Corp. 3.850% due 10/01/23	$250,000	$264,826
Stellantis NV 5.250% due 04/15/23	250,000	266,970
Toyota Motor Corp. (Japan) 0.681% due 03/25/24	200,000	200,294
Toyota Motor Credit Corp.
0.350% due 10/14/22	500,000	500,876
0.400% due 04/06/23	345,000	345,601
0.450% due 01/11/24	250,000	249,466
0.500% due 08/14/23	590,000	591,704
0.500% due 06/18/24	250,000	248,880
0.625% due 09/13/24	190,000	189,626
1.350% due 08/25/23	500,000	509,392
2.900% due 03/30/23	680,000	706,196
Walmart, Inc.
2.350% due 12/15/22	200,000	204,275
2.550% due 04/11/23	500,000	514,632
2.850% due 07/08/24	500,000	530,267
3.300% due 04/22/24	350,000	373,133
3.400% due 06/26/23	450,000	473,219
Whirlpool Corp. 4.700% due 06/01/22	200,000	205,717

		15,361,009

Consumer, Non-Cyclical - 13.1%
AbbVie, Inc.
2.300% due 11/21/22	735,000	750,294
2.850% due 05/14/23	200,000	206,964
2.900% due 11/06/22	350,000	359,541
3.250% due 10/01/22	400,000	408,832
3.750% due 11/14/23	385,000	410,285
3.850% due 06/15/24	200,000	215,170
Aetna, Inc.
2.750% due 11/15/22	250,000	255,132
2.800% due 06/15/23	200,000	207,110
Altria Group, Inc. 4.000% due 01/31/24	250,000	269,293
AmerisourceBergen Corp. 0.737% due 03/15/23	215,000	215,342
Amgen, Inc. 2.650% due 05/11/22	300,000	303,778
Anthem, Inc.
0.450% due 03/15/23	170,000	170,211
2.950% due 12/01/22	450,000	462,661
3.300% due 01/15/23	250,000	259,090
Astrazeneca Finance LLC (United Kingdom) 0.700% due 05/28/24	200,000	200,291
AstraZeneca PLC (United Kingdom) 0.300% due 05/26/23	190,000	190,035
BAT Capital Corp. (United Kingdom) 2.789% due 09/06/24	250,000	262,996
Bristol-Myers Squibb Co.
0.537% due 11/13/23	230,000	230,046
2.750% due 02/15/23	500,000	515,784
2.900% due 07/26/24	1,000,000	1,062,155
Bunge Ltd. Finance Corp. 3.000% due 09/25/22	250,000	255,863
Campbell Soup Co. 3.650% due 03/15/23	250,000	259,760
Church & Dwight Co., Inc. 2.450% due 08/01/22	200,000	203,123
Cigna Corp.
0.613% due 03/15/24	100,000	99,818
3.000% due 07/15/23	150,000	156,472
3.050% due 11/30/22	100,000	102,861
3.500% due 06/15/24	350,000	374,058
3.750% due 07/15/23	217,000	229,435
Colgate-Palmolive Co. 2.250% due 11/15/22	300,000	306,793

	Principal Amount	Value
CommonSpirit Health 2.950% due 11/01/22	$250,000	$256,719
Conagra Brands, Inc.
0.500% due 08/11/23	85,000	85,022
3.200% due 01/25/23	131,000	134,789
Constellation Brands, Inc. 4.250% due 05/01/23	250,000	264,235
CVS Health Corp.
2.750% due 12/01/22	1,250,000	1,277,401
3.700% due 03/09/23	308,000	321,699
DH Europe Finance II SARL 2.050% due 11/15/22	150,000	152,894
Diageo Capital PLC (United Kingdom) 2.625% due 04/29/23	600,000	618,244
Equifax, Inc. 3.300% due 12/15/22	250,000	256,771
General Mills, Inc.
2.600% due 10/12/22	200,000	204,265
3.700% due 10/17/23	250,000	265,440
Gilead Sciences, Inc.
0.750% due 09/29/23	585,000	585,030
2.500% due 09/01/23	200,000	207,330
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	750,000	751,323
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.375% due 05/15/23	350,000	367,502
Global Payments, Inc. 4.000% due 06/01/23	200,000	210,938
HCA, Inc.
4.750% due 05/01/23	500,000	531,439
5.000% due 03/15/24	250,000	274,464
Humana, Inc.
0.650% due 08/03/23	350,000	350,246
2.900% due 12/15/22	250,000	257,113
Illumina, Inc. 0.550% due 03/23/23	125,000	125,035
Kellogg Co. 2.650% due 12/01/23	250,000	261,419
Keurig Dr Pepper, Inc.
0.750% due 03/15/24	85,000	85,072
4.057% due 05/25/23	276,000	291,761
Kroger Co. 3.850% due 08/01/23	250,000	263,618
Laboratory Corp. of America Holdings 3.250% due 09/01/24	500,000	532,906
McCormick & Co., Inc. 2.700% due 08/15/22	200,000	203,781
Merck & Co., Inc. 2.800% due 05/18/23	750,000	779,774
Moody’s Corp. 2.625% due 01/15/23	250,000	257,057
Mylan, Inc. 4.200% due 11/29/23	250,000	266,510
Novartis Capital Corp. (Switzerland) 3.400% due 05/06/24	500,000	536,515
PayPal Holdings, Inc. 1.350% due 06/01/23	560,000	569,474
PepsiCo, Inc.
0.400% due 10/07/23	130,000	130,347
0.750% due 05/01/23	345,000	347,846
2.750% due 03/01/23	500,000	517,818
PerkinElmer, Inc. 0.850% due 09/15/24	500,000	500,121
Pfizer, Inc.
3.000% due 06/15/23	200,000	208,978
3.200% due 09/15/23	600,000	631,243
Philip Morris International, Inc.
1.125% due 05/01/23	335,000	339,337
2.500% due 11/02/22	200,000	204,459
2.875% due 05/01/24	500,000	527,737

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
RELX Capital, Inc. (United Kingdom) 3.500% due 03/16/23	$200,000	$208,441
Reynolds American, Inc. (United Kingdom) 4.850% due 09/15/23	750,000	812,021
Royalty Pharma PLC 0.750% due 09/02/23	535,000	536,843
Sanofi (France) 3.375% due 06/19/23	200,000	210,028
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	350,000	364,990
Stryker Corp. 0.600% due 12/01/23	355,000	355,023
Takeda Pharmaceutical Co. Ltd. (Japan) 4.400% due 11/26/23	750,000	808,356
Tyson Foods, Inc. 3.950% due 08/15/24	500,000	540,732
Unilever Capital Corp. (United Kingdom)
0.375% due 09/14/23	100,000	100,149
0.626% due 08/12/24	165,000	165,282
3.250% due 03/07/24	250,000	265,288
UnitedHealth Group, Inc.
0.550% due 05/15/24	165,000	165,021
2.750% due 02/15/23	350,000	359,623
2.875% due 03/15/23	300,000	311,199
3.500% due 06/15/23	450,000	473,766
3.500% due 02/15/24	250,000	267,209

		29,840,836

Energy - 7.0%
Baker Hughes a GE Co. LLC 2.773% due 12/15/22	235,000	241,479
BP Capital Markets America, Inc.
2.750% due 05/10/23	200,000	207,745
2.937% due 04/06/23	500,000	518,952
BP Capital Markets PLC (United Kingdom)
2.500% due 11/06/22	300,000	307,335
3.814% due 02/10/24	700,000	751,474
Canadian Natural Resources Ltd. (Canada) 2.950% due 01/15/23	400,000	411,624
Chevron Corp.
1.141% due 05/11/23	785,000	795,594
2.355% due 12/05/22	350,000	356,747
2.895% due 03/03/24	250,000	263,681
Chevron USA, Inc. 0.426% due 08/11/23	75,000	75,212
Cimarex Energy Co. 4.375% due 06/01/24	350,000	377,532
Diamondback Energy, Inc. 0.900% due 03/24/23	80,000	79,994
Enbridge, Inc. (Canada)
due 10/04/23 #	80,000	80,048
2.900% due 07/15/22	250,000	254,481
3.500% due 06/10/24	250,000	266,632
4.000% due 10/01/23	250,000	264,872
Energy Transfer LP
3.600% due 02/01/23	300,000	309,373
4.200% due 09/15/23	250,000	265,616
5.200% due 02/01/22	400,000	401,436
5.875% due 01/15/24	250,000	274,808
Energy Transfer LP/Regency Energy Finance Corp. 4.500% due 11/01/23	250,000	266,120
Enterprise Products Operating LLC 3.350% due 03/15/23	250,000	259,011
EOG Resources, Inc. 2.625% due 03/15/23	200,000	205,450
Exxon Mobil Corp.
1.571% due 04/15/23	250,000	254,912
3.176% due 03/15/24	350,000	370,735

	Principal Amount	Value
Halliburton Co. 3.500% due 08/01/23	$300,000	$314,417
Hess Corp. 3.500% due 07/15/24	250,000	264,526
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	500,000	512,007
Kinder Morgan, Inc. 3.150% due 01/15/23	350,000	361,525
Marathon Petroleum Corp. 4.500% due 05/01/23	600,000	634,258
MPLX LP
3.500% due 12/01/22	200,000	206,361
4.500% due 07/15/23	200,000	211,804
ONEOK, Inc.
4.250% due 02/01/22	200,000	200,578
7.500% due 09/01/23	250,000	278,291
Pioneer Natural Resources Co.
0.550% due 05/15/23	50,000	50,064
0.750% due 01/15/24	355,000	354,722
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	250,000	265,747
5.750% due 05/15/24	500,000	557,015
Schlumberger Investment SA 3.650% due 12/01/23	500,000	530,233
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	350,000	350,529
2.250% due 01/06/23	400,000	410,097
3.500% due 11/13/23	250,000	265,848
Suncor Energy, Inc. (Canada) 2.800% due 05/15/23	65,000	67,299
TotalEnergies Capital Canada Ltd. (France) 2.750% due 07/15/23	400,000	417,462
TotalEnergies Capital International SA (France) 2.700% due 01/25/23	250,000	257,916
TransCanada PipeLines Ltd. (Canada) 3.750% due 10/16/23	350,000	369,437
Valero Energy Corp.
1.200% due 03/15/24	500,000	505,732
2.700% due 04/15/23	60,000	61,950
Williams Cos., Inc.
3.600% due 03/15/22	250,000	252,276
4.300% due 03/04/24	200,000	214,779
4.500% due 11/15/23	250,000	267,915

		16,043,651

Financial - 46.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.300% due 01/23/23	300,000	309,189
4.875% due 01/16/24	350,000	378,243
Affiliated Managers Group, Inc. 4.250% due 02/15/24	350,000	378,959
Air Lease Corp.
0.700% due 02/15/24	200,000	198,792
0.800% due 08/18/24	85,000	84,521
2.250% due 01/15/23	250,000	255,516
2.625% due 07/01/22	200,000	202,839
3.500% due 01/15/22	350,000	353,037
Aircastle Ltd. 4.400% due 09/25/23	250,000	266,304
Allstate Corp. 3.150% due 06/15/23	250,000	261,781
Ally Financial, Inc.
1.450% due 10/02/23	65,000	65,981
3.050% due 06/05/23	135,000	140,092
4.125% due 02/13/22	400,000	405,351
American Express Co.
2.650% due 12/02/22	400,000	410,924
3.400% due 02/27/23	350,000	363,965

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.700% due 08/03/23	$750,000	$793,387
American Tower Corp.
3.000% due 06/15/23	200,000	208,302
3.375% due 05/15/24	750,000	799,239
3.500% due 01/31/23	250,000	260,301
Ares Capital Corp.
3.625% due 01/19/22	200,000	201,324
4.200% due 06/10/24	250,000	268,181
Australia & New Zealand Banking Group Ltd. (Australia) 2.050% due 11/21/22	550,000	561,700
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	200,000	201,248
Banco Santander SA (Spain)
0.701% due 06/30/24	715,000	716,509
3.125% due 02/23/23	200,000	207,173
3.848% due 04/12/23	200,000	210,082
Bank of America Corp.
0.523% due 06/14/24	350,000	349,949
0.810% due 10/24/24	2,250,000	2,258,237
0.976% due 04/22/25	1,250,000	1,257,070
0.981% due 09/25/25	500,000	500,841
1.486% due 05/19/24	250,000	253,776
3.004% due 12/20/23	500,000	515,400
3.300% due 01/11/23	900,000	934,238
3.550% due 03/05/24	750,000	782,023
3.864% due 07/23/24	1,150,000	1,217,375
4.200% due 08/26/24	500,000	547,116
Bank of Montreal (Canada)
0.400% due 09/15/23	170,000	170,182
0.450% due 12/08/23	430,000	430,447
0.625% due 07/09/24	1,035,000	1,033,126
2.050% due 11/01/22	490,000	499,482
Bank of New York Mellon Corp.
0.350% due 12/07/23	415,000	414,697
0.500% due 04/26/24	250,000	249,605
1.850% due 01/27/23	480,000	489,250
3.450% due 08/11/23	500,000	528,961
3.500% due 04/28/23	250,000	262,433
Bank of Nova Scotia (Canada)
0.400% due 09/15/23	200,000	199,990
0.550% due 09/15/23	150,000	150,429
0.650% due 07/31/24	485,000	484,356
0.700% due 04/15/24	250,000	250,073
1.625% due 05/01/23	250,000	255,175
1.950% due 02/01/23	500,000	510,768
2.000% due 11/15/22	500,000	509,906
3.400% due 02/11/24	250,000	265,769
Barclays PLC (United Kingdom)
1.007% due 12/10/24	345,000	346,688
3.684% due 01/10/23	250,000	252,237
3.932% due 05/07/25	750,000	805,079
4.338% due 05/16/24	450,000	476,463
BBVA USA 2.500% due 08/27/24	500,000	524,573
Berkshire Hathaway, Inc. 3.000% due 02/11/23	300,000	311,033
BGC Partners, Inc. 5.375% due 07/24/23	250,000	268,610
Blackstone Private Credit Fund 1.750% due 09/15/24 ~	250,000	249,756
Blackstone Secured Lending Fund 3.650% due 07/14/23	100,000	104,495
BNP Paribas SA (France) 3.250% due 03/03/23	200,000	208,390
Boston Properties LP REIT 3.850% due 02/01/23	400,000	414,868
BPCE SA (France) 4.000% due 04/15/24	350,000	379,171
Canadian Imperial Bank of Commerce (Canada)
0.450% due 06/22/23	185,000	185,044

	Principal Amount	Value
0.500% due 12/14/23	$250,000	$249,772
0.950% due 06/23/23	440,000	443,778
3.100% due 04/02/24	250,000	264,955
3.500% due 09/13/23	250,000	265,046
Capital One Bank USA NA 3.375% due 02/15/23	1,050,000	1,092,391
Capital One Financial Corp. 2.600% due 05/11/23	342,000	353,654
CC Holdings GS V LLC/Crown Castle GS III Corp. REIT 3.849% due 04/15/23	450,000	472,503
Charles Schwab Corp.
0.750% due 03/18/24	400,000	401,990
2.650% due 01/25/23	250,000	257,329
Chubb INA Holdings, Inc.
2.875% due 11/03/22	300,000	306,957
3.350% due 05/15/24	250,000	267,588
Citigroup, Inc.
0.776% due 10/30/24	1,250,000	1,255,030
0.981% due 05/01/25	850,000	852,957
1.678% due 05/15/24	750,000	764,823
2.700% due 10/27/22	400,000	409,583
3.352% due 04/24/25	250,000	265,600
3.500% due 05/15/23	250,000	261,985
4.044% due 06/01/24	200,000	211,585
CME Group, Inc. 3.000% due 09/15/22	250,000	256,599
Comerica, Inc. 3.700% due 07/31/23	250,000	264,110
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	435,000	433,099
3.950% due 11/09/22	500,000	519,133
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	290,000	289,016
0.520% due 08/09/23	350,000	350,460
1.000% due 05/05/23	1,100,000	1,110,437
3.625% due 09/09/24	250,000	269,572
Crown Castle International Corp. REIT
3.150% due 07/15/23	200,000	208,865
3.200% due 09/01/24	250,000	266,139
Deutsche Bank AG (Germany)
0.898% due 05/28/24	400,000	399,734
1.447% due 04/01/25	250,000	251,792
2.222% due 09/18/24	900,000	922,732
3.300% due 11/16/22	350,000	361,165
3.950% due 02/27/23	100,000	104,528
Discover Bank
3.350% due 02/06/23	350,000	362,672
4.200% due 08/08/23	300,000	320,201
Fifth Third Bancorp
1.625% due 05/05/23	90,000	91,673
3.650% due 01/25/24	500,000	533,583
Fifth Third Bank NA 1.800% due 01/30/23	300,000	305,534
First Horizon Corp. 3.550% due 05/26/23	100,000	104,375
First Republic Bank 1.912% due 02/12/24	250,000	255,107
FNB Corp. 2.200% due 02/24/23	35,000	35,529
FS KKR Capital Corp. 4.625% due 07/15/24	250,000	270,061
Goldman Sachs Group, Inc.
0.523% due 03/08/23	220,000	220,126
0.627% due 11/17/23	285,000	285,168
0.657% due 09/10/24	850,000	850,291
0.673% due 03/08/24	1,100,000	1,101,554
3.200% due 02/23/23	1,050,000	1,088,106
3.625% due 01/22/23	500,000	521,260
3.850% due 07/08/24	500,000	538,438
4.000% due 03/03/24	500,000	538,796

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	$200,000	$200,193
0.976% due 05/24/25	1,100,000	1,098,338
3.033% due 11/22/23	300,000	308,569
3.600% due 05/25/23	400,000	420,634
3.803% due 03/11/25	750,000	800,221
3.950% due 05/18/24	650,000	684,677
Huntington National Bank 3.550% due 10/06/23	500,000	529,790
ING Groep NV (Netherlands)
3.550% due 04/09/24	500,000	535,731
4.100% due 10/02/23	250,000	267,635
Intercontinental Exchange, Inc.
0.700% due 06/15/23	570,000	572,667
4.000% due 10/15/23	323,000	345,450
International Lease Finance Corp. 5.875% due 08/15/22	500,000	523,040
JPMorgan Chase & Co.
0.563% due 02/16/25	750,000	747,064
0.653% due 09/16/24	400,000	401,074
0.697% due 03/16/24	500,000	501,558
0.768% due 08/09/25	415,000	413,427
0.824% due 06/01/25	755,000	755,054
0.969% due 06/23/25	750,000	751,207
1.514% due 06/01/24	1,300,000	1,322,034
3.200% due 01/25/23	200,000	207,668
3.220% due 03/01/25	250,000	264,138
3.559% due 04/23/24	750,000	785,380
3.797% due 07/23/24	600,000	634,474
4.023% due 12/05/24	850,000	910,581
KeyBank NA
0.423% due 01/03/24	250,000	250,033
0.433% due 06/14/24	250,000	249,945
1.250% due 03/10/23	250,000	253,393
Kimco Realty Corp. REIT 3.400% due 11/01/22	250,000	256,867
Lincoln National Corp. 4.000% due 09/01/23	250,000	266,657
Lloyds Banking Group PLC (United Kingdom)
0.695% due 05/11/24	200,000	200,568
2.907% due 11/07/23	350,000	359,170
3.870% due 07/09/25	250,000	269,620
3.900% due 03/12/24	250,000	268,840
4.050% due 08/16/23	750,000	798,744
Main Street Capital Corp. 5.200% due 05/01/24	250,000	270,865
Marsh & McLennan Cos., Inc. 3.875% due 03/15/24	250,000	268,861
MetLife, Inc. 4.368% due 09/15/23	250,000	269,023
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.848% due 09/15/24	850,000	853,991
2.801% due 07/18/24	1,000,000	1,054,351
3.407% due 03/07/24	250,000	266,226
3.761% due 07/26/23	250,000	264,943
Mizuho Financial Group, Inc. (Japan)
0.849% due 09/08/24	200,000	200,717
1.241% due 07/10/24	650,000	657,773
3.549% due 03/05/23	400,000	417,787
Morgan Stanley
0.529% due 01/25/24	750,000	750,695
0.560% due 11/10/23	375,000	375,551
0.731% due 04/05/24	480,000	481,706
0.790% due 05/30/25	750,000	747,953
0.791% due 01/22/25	1,000,000	1,000,157
3.125% due 01/23/23	350,000	362,325
3.737% due 04/24/24	1,200,000	1,259,452
3.750% due 02/25/23	500,000	522,954
3.875% due 04/29/24	500,000	539,669
4.100% due 05/22/23	350,000	369,654
4.875% due 11/01/22	350,000	366,735

	Principal Amount	Value
MUFG Union Bank NA 2.100% due 12/09/22	$250,000	$255,027
Nasdaq, Inc.
0.445% due 12/21/22	100,000	100,009
4.250% due 06/01/24	350,000	379,465
National Australia Bank Ltd. (Australia)
1.875% due 12/13/22	500,000	509,846
3.625% due 06/20/23	250,000	264,048
National Bank of Canada (Canada)
0.550% due 11/15/24	350,000	349,389
0.750% due 08/06/24	250,000	249,424
2.100% due 02/01/23	250,000	255,562
Natwest Group PLC (United Kingdom)
2.359% due 05/22/24	200,000	205,284
3.875% due 09/12/23	1,220,000	1,293,951
4.269% due 03/22/25	500,000	539,692
4.519% due 06/25/24	300,000	319,402
5.125% due 05/28/24	350,000	385,763
Omega Healthcare Investors, Inc. REIT 4.375% due 08/01/23	52,000	55,087
ORIX Corp. (Japan) 2.900% due 07/18/22	200,000	204,106
Owl Rock Capital Corp. 5.250% due 04/15/24	350,000	381,590
People’s United Financial, Inc. 3.650% due 12/06/22	200,000	205,617
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	190,000	196,645
PNC Bank NA 2.700% due 11/01/22	500,000	512,031
PNC Financial Services Group, Inc.
2.854% due 11/09/22	200,000	205,681
3.500% due 01/23/24	250,000	265,840
Prudential Financial, Inc. 5.625% due 06/15/43	200,000	212,936
Royal Bank of Canada (Canada)
0.425% due 01/19/24	645,000	642,485
0.500% due 10/26/23	520,000	520,403
0.650% due 07/29/24	200,000	199,631
1.600% due 04/17/23	500,000	509,786
1.950% due 01/17/23	150,000	153,191
Santander Holdings USA, Inc.
3.500% due 06/07/24	250,000	265,651
3.700% due 03/28/22	500,000	506,435
Santander UK Group Holdings PLC (United Kingdom)
1.089% due 03/15/25	1,000,000	1,001,997
4.796% due 11/15/24	350,000	379,022
SL Green Operating Partnership LP REIT 3.250% due 10/15/22	250,000	256,232
Sumitomo Mitsui Banking Corp. (Japan)
3.000% due 01/18/23	250,000	258,454
3.950% due 07/19/23	250,000	266,031
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.508% due 01/12/24	650,000	648,086
2.448% due 09/27/24	350,000	365,979
3.102% due 01/17/23	1,000,000	1,035,069
Svenska Handelsbanken AB (Sweden) 3.900% due 11/20/23	300,000	322,382
Synchrony Financial
2.850% due 07/25/22	295,000	300,398
4.250% due 08/15/24	500,000	540,491
Toronto-Dominion Bank (Canada)
0.250% due 01/06/23	210,000	209,914
0.300% due 06/02/23	250,000	249,744
0.450% due 09/11/23	500,000	500,212
0.550% due 03/04/24	250,000	249,376
0.700% due 09/10/24	500,000	499,175
0.750% due 06/12/23	165,000	166,018
1.900% due 12/01/22	500,000	509,433
2.650% due 06/12/24	500,000	526,294
3.500% due 07/19/23	200,000	211,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Truist Bank 1.250% due 03/09/23	$750,000	$759,992
Truist Financial Corp.
2.200% due 03/16/23	400,000	410,499
2.500% due 08/01/24	250,000	263,042
3.750% due 12/06/23	250,000	267,091
US Bancorp
3.375% due 02/05/24	250,000	265,792
3.600% due 09/11/24	500,000	541,898
US Bank NA
1.950% due 01/09/23	500,000	509,950
3.400% due 07/24/23	250,000	263,430
Visa, Inc. 2.800% due 12/14/22	350,000	359,257
Voya Financial, Inc. 3.125% due 07/15/24	500,000	530,247
Wells Fargo & Co.
0.805% due 05/19/25	310,000	310,482
1.654% due 06/02/24	1,010,000	1,030,031
3.300% due 09/09/24	250,000	269,159
3.450% due 02/13/23	150,000	156,154
3.750% due 01/24/24	500,000	534,640
4.125% due 08/15/23	1,250,000	1,331,719
Welltower, Inc. 3.625% due 03/15/24	500,000	533,236
Westpac Banking Corp. (Australia)
2.000% due 01/13/23	560,000	572,161
3.300% due 02/26/24	500,000	533,094
Willis North America, Inc. 3.600% due 05/15/24	350,000	373,568

		107,088,300

Industrial - 6.3%
3M Co. 3.250% due 02/14/24	250,000	265,434
Agilent Technologies, Inc. 3.875% due 07/15/23	250,000	263,749
Arrow Electronics, Inc. 3.250% due 09/08/24	350,000	371,361
Berry Global, Inc. 0.950% due 02/15/24 ~	500,000	501,190
Boeing Co.
1.167% due 02/04/23	220,000	220,500
1.433% due 02/04/24	835,000	836,295
1.950% due 02/01/24	250,000	255,915
2.700% due 05/01/22	85,000	86,097
4.508% due 05/01/23	500,000	528,359
Burlington Northern Santa Fe LLC 3.850% due 09/01/23	200,000	211,711
Carlisle Cos., Inc. 0.550% due 09/01/23	40,000	39,991
Caterpillar Financial Services Corp.
0.250% due 03/01/23	165,000	165,073
0.450% due 09/14/23	430,000	431,130
0.450% due 05/17/24	150,000	149,754
0.600% due 09/13/24	300,000	299,972
0.650% due 07/07/23	300,000	301,921
1.950% due 11/18/22	250,000	254,791
CNH Industrial Capital LLC 1.950% due 07/02/23	330,000	337,420
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	250,000	267,307
CSX Corp. 3.400% due 08/01/24	250,000	268,363
Eaton Corp. 2.750% due 11/02/22	350,000	359,116
Fortune Brands Home & Security, Inc. 4.000% due 09/21/23	250,000	265,994
General Dynamics Corp. 2.250% due 11/15/22	250,000	254,256

	Principal Amount	Value
3.375% due 05/15/23	$150,000	$157,081
General Electric Co. 3.375% due 03/11/24	500,000	531,674
Huntington Ingalls Industries, Inc. 0.670% due 08/16/23 ~	250,000	249,994
Jabil, Inc. 4.700% due 09/15/22	200,000	207,999
John Deere Capital Corp.
0.250% due 01/17/23	200,000	200,002
0.400% due 10/10/23	275,000	275,279
0.450% due 01/17/24	200,000	200,029
0.450% due 06/07/24	165,000	164,586
0.625% due 09/10/24	70,000	70,056
0.700% due 07/05/23	700,000	704,823
2.650% due 06/24/24	500,000	527,972
2.800% due 03/06/23	200,000	207,118
Johnson Controls International PLC 3.625% due 07/02/24	250,000	266,869
Norfolk Southern Corp. 3.000% due 04/01/22	200,000	201,335
Northrop Grumman Corp. 3.250% due 08/01/23	300,000	315,083
Packaging Corp. of America
3.650% due 09/15/24	350,000	376,225
4.500% due 11/01/23	250,000	267,731
Parker-Hannifin Corp. 3.500% due 09/15/22	200,000	205,959
Precision Castparts Corp. 2.500% due 01/15/23	200,000	204,552
Republic Services, Inc. 2.500% due 08/15/24	350,000	366,633
Ryder System, Inc.
2.800% due 03/01/22	300,000	302,478
3.750% due 06/09/23	100,000	105,394
SYNNEX Corp. 1.250% due 08/09/24 ~	250,000	250,109
Teledyne Technologies, Inc.
0.650% due 04/01/23	200,000	200,012
0.950% due 04/01/24	200,000	200,365
Union Pacific Corp.
3.500% due 06/08/23	150,000	157,498
4.163% due 07/15/22	200,000	204,187
United Parcel Service, Inc. 2.500% due 04/01/23	200,000	206,344
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/24	211,000	226,892

		14,489,978

Technology - 8.1%
Adobe, Inc. 1.700% due 02/01/23	95,000	96,796
Analog Devices, Inc. 2.500% due 12/05/21	150,000	150,300
Apple, Inc.
0.750% due 05/11/23	1,345,000	1,355,168
2.100% due 09/12/22	250,000	254,146
2.300% due 05/11/22	500,000	505,464
2.400% due 05/03/23	200,000	206,540
2.850% due 02/23/23	350,000	361,051
3.450% due 05/06/24	500,000	537,371
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.625% due 01/15/24	500,000	531,014
Dell International LLC/EMC Corp.
4.000% due 07/15/24	500,000	541,095
5.450% due 06/15/23	850,000	911,906
Fidelity National Information Services, Inc.
0.375% due 03/01/23	100,000	100,079
0.600% due 03/01/24	335,000	334,608

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Fiserv, Inc.
2.750% due 07/01/24	$350,000	$368,682
3.500% due 10/01/22	250,000	255,847
3.800% due 10/01/23	350,000	372,169
Hewlett Packard Enterprise Co.
1.450% due 04/01/24	250,000	254,084
2.250% due 04/01/23	200,000	204,972
4.400% due 10/15/22	350,000	361,917
4.450% due 10/02/23	500,000	535,739
HP, Inc. 4.050% due 09/15/22	300,000	310,322
Intel Corp. 2.700% due 12/15/22	400,000	411,688
International Business Machines Corp.
2.875% due 11/09/22	150,000	154,193
3.000% due 05/15/24	1,100,000	1,167,154
3.375% due 08/01/23	250,000	263,634
3.625% due 02/12/24	250,000	267,482
Intuit, Inc. 0.650% due 07/15/23	65,000	65,295
Leidos, Inc. 2.950% due 05/15/23	35,000	36,221
Marvell Technology, Inc. 4.200% due 06/22/23 ~	250,000	264,052
Microchip Technology, Inc. 4.333% due 06/01/23	200,000	211,436
Micron Technology, Inc. 2.497% due 04/24/23	305,000	314,312
Microsoft Corp.
2.000% due 08/08/23	1,000,000	1,029,859
2.375% due 05/01/23	250,000	257,195
2.650% due 11/03/22	100,000	102,195
2.875% due 02/06/24	350,000	368,429
NXP BV/NXP Funding LLC (China) 4.875% due 03/01/24 ~	500,000	545,487
Oracle Corp.
2.400% due 09/15/23	600,000	620,962
2.500% due 05/15/22	300,000	303,032
2.500% due 10/15/22	300,000	306,856
2.625% due 02/15/23	250,000	257,512
3.400% due 07/08/24	700,000	747,661
QUALCOMM, Inc. 2.600% due 01/30/23	350,000	359,912
salesforce.com, Inc.
0.625% due 07/15/24	695,000	696,410
3.250% due 04/11/23	200,000	208,597
VMware, Inc.
0.600% due 08/15/23	145,000	145,227
1.000% due 08/15/24	155,000	155,540
2.950% due 08/21/22	350,000	357,287
Xilinx, Inc. 2.950% due 06/01/24	350,000	369,067

		18,535,965

Utilities - 5.3%
Ameren Corp. 2.500% due 09/15/24	500,000	522,802
American Electric Power Co., Inc. 0.750% due 11/01/23	185,000	185,015
Atmos Energy Corp. 0.625% due 03/09/23	85,000	85,003
Berkshire Hathaway Energy Co. 2.800% due 01/15/23	300,000	308,929
Black Hills Corp. 1.037% due 08/23/24	135,000	135,021
CenterPoint Energy Resources Corp. 0.700% due 03/02/23	115,000	115,007
CenterPoint Energy, Inc. 2.500% due 09/01/22	200,000	203,602
Connecticut Light & Power Co. 2.500% due 01/15/23	350,000	357,756

	Principal Amount	Value
Consolidated Edison, Inc. 0.650% due 12/01/23	$200,000	$199,824
Consumers Energy Co. 0.350% due 06/01/23	125,000	124,990
Dominion Energy, Inc. 3.071% due 08/15/24	250,000	264,337
DTE Energy Co.
0.550% due 11/01/22	395,000	395,912
2.250% due 11/01/22	100,000	102,021
Duke Energy Carolinas LLC 3.350% due 05/15/22	250,000	254,798
Duke Energy Corp. 3.750% due 04/15/24	500,000	533,671
Edison International 3.125% due 11/15/22	35,000	35,892
Emera US Finance LP (Canada) 0.833% due 06/15/24 ~	350,000	349,015
Entergy Louisiana LLC
due 10/01/24 #	145,000	145,056
0.620% due 11/17/23	250,000	250,048
Exelon Generation Co LLC 3.400% due 03/15/22	600,000	606,633
ITC Holdings Corp. 2.700% due 11/15/22	200,000	204,658
National Rural Utilities Cooperative Finance Corp. 0.350% due 02/08/24	95,000	94,403
NextEra Energy Capital Holdings, Inc. 0.650% due 03/01/23	955,000	958,439
Oncor Electric Delivery Co. LLC 4.100% due 06/01/22	250,000	253,916
ONE Gas, Inc.
0.850% due 03/11/23	250,000	250,046
1.100% due 03/11/24	250,000	250,013
Pacific Gas and Electric Co.
1.367% due 03/10/23	335,000	333,905
4.250% due 08/01/23	250,000	261,641
Public Service Co. of New Hampshire 3.500% due 11/01/23	250,000	264,070
Public Service Enterprise Group, Inc.
2.650% due 11/15/22	250,000	255,907
2.875% due 06/15/24	500,000	526,759
Sempra Energy 2.900% due 02/01/23	200,000	205,949
Southern California Edison Co.
0.700% due 04/03/23	155,000	155,420
0.700% due 08/01/23	125,000	125,227
0.975% due 08/01/24	525,000	526,606
1.100% due 04/01/24	255,000	256,289
Southern Co. Gas Capital Corp. 2.450% due 10/01/23	350,000	362,583
Southern Co.
0.600% due 02/26/24	115,000	114,802
2.950% due 07/01/23	500,000	519,213
WEC Energy Group, Inc.
0.550% due 09/15/23	250,000	250,028
0.800% due 03/15/24	125,000	125,426
Xcel Energy, Inc. 0.500% due 10/15/23	580,000	580,796

		12,051,428

Total Corporate Bonds & Notes (Cost $226,029,544)		227,243,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.3%
Money Market Fund - 0.3%
BlackRock Liquidity Funds T-Fund Institutional 0.010%	799,550	$799,550

Total Short-Term Investment (Cost $799,550)		799,550

TOTAL INVESTMENTS - 99.8% (Cost $226,829,094)		228,042,861

OTHER ASSETS & LIABILITIES, NET - 0.2%		347,024

NET ASSETS - 100.0%		$228,389,885

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$227,243,311	$-	$227,243,311	$-
	Short-Term Investment	799,550	799,550	-	-

	Total	$228,042,861	$799,550	$227,243,311	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 27.9%
Basic Materials - 0.6%
Air Products & Chemicals, Inc. 3.350% due 07/31/24	$100,000	$107,037
Albemarle Corp. 5.450% due 12/01/44	50,000	63,914
Celanese US Holdings LLC
1.400% due 08/05/26	25,000	24,835
4.625% due 11/15/22	30,000	31,374
Dow Chemical Co.
2.100% due 11/15/30	250,000	247,893
3.600% due 11/15/50	250,000	265,768
4.250% due 10/01/34	141,000	162,988
4.800% due 05/15/49	65,000	82,274
DuPont de Nemours, Inc.
4.493% due 11/15/25	100,000	112,482
4.725% due 11/15/28	150,000	176,543
5.319% due 11/15/38	65,000	83,841
5.419% due 11/15/48	75,000	103,295
Eastman Chemical Co.
3.800% due 03/15/25	100,000	108,245
4.650% due 10/15/44	50,000	59,992
4.800% due 09/01/42	100,000	120,914
Fibria Overseas Finance Ltd. (Brazil) 5.500% due 01/17/27	50,000	57,063
FMC Corp. 4.100% due 02/01/24	50,000	53,243
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	156,526
Huntsman International LLC 4.500% due 05/01/29	45,000	51,028
International Paper Co.
4.350% due 08/15/48	54,000	66,210
6.000% due 11/15/41	200,000	280,232
Kinross Gold Corp. (Canada) 5.950% due 03/15/24	100,000	110,747
Linde, Inc.
1.100% due 08/10/30	50,000	46,641
2.000% due 08/10/50	30,000	25,835
LYB International Finance III LLC
1.250% due 10/01/25	20,000	19,996
2.250% due 10/01/30	25,000	25,043
3.375% due 05/01/30	250,000	271,976
3.375% due 10/01/40	30,000	31,197
3.625% due 04/01/51	40,000	42,132
3.800% due 10/01/60	30,000	31,240
4.200% due 05/01/50	300,000	342,379
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	90,700
Mosaic Co. 5.450% due 11/15/33	163,000	204,861
NewMarket Corp. 2.700% due 03/18/31	100,000	100,211
Newmont Corp.
2.250% due 10/01/30	65,000	64,708
5.875% due 04/01/35	100,000	132,732
Nucor Corp.
2.000% due 06/01/25	250,000	257,489
2.979% due 12/15/55 ~	25,000	24,487
4.000% due 08/01/23	25,000	26,411
Nutrien Ltd. (Canada)
1.900% due 05/13/23	15,000	15,330
2.950% due 05/13/30	50,000	52,873
4.200% due 04/01/29	55,000	62,679
5.250% due 01/15/45	145,000	191,308
PPG Industries, Inc.
1.200% due 03/15/26	70,000	69,733
2.800% due 08/15/29	50,000	52,600

	Principal Amount	Value
Reliance Steel & Aluminum Co. 1.300% due 08/15/25	$40,000	$39,887
Rio Tinto Finance USA Ltd. (Australia) 7.125% due 07/15/28	50,000	66,574
Rio Tinto Finance USA PLC (Australia) 4.750% due 03/22/42	200,000	257,032
RPM International, Inc. 5.250% due 06/01/45	50,000	62,827
Sherwin-Williams Co.
3.125% due 06/01/24	25,000	26,501
3.450% due 06/01/27	60,000	65,927
3.950% due 01/15/26	150,000	166,176
4.000% due 12/15/42	50,000	57,518
4.500% due 06/01/47	29,000	35,210
Southern Copper Corp. (Peru)
5.250% due 11/08/42	150,000	186,562
7.500% due 07/27/35	50,000	71,562
Steel Dynamics, Inc.
1.650% due 10/15/27	10,000	9,904
2.400% due 06/15/25	15,000	15,620
3.250% due 01/15/31	40,000	42,895
3.250% due 10/15/50	20,000	19,813
Suzano Austria GmbH (Austria)
2.500% due 09/15/28	40,000	38,950
3.125% due 01/15/32	40,000	38,680
3.750% due 01/15/31	125,000	128,562
Teck Resources Ltd. (Canada) 3.900% due 07/15/30	250,000	271,725
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36	150,000	200,062
8.250% due 01/17/34	100,000	144,052
Westlake Chemical Corp. 4.375% due 11/15/47	100,000	114,271

		6,769,315

Communications - 2.8%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41	350,000	322,105
3.600% due 11/28/24	200,000	214,348
Alphabet, Inc.
0.800% due 08/15/27	150,000	147,043
1.900% due 08/15/40	150,000	134,852
1.998% due 08/15/26	200,000	209,140
2.250% due 08/15/60	150,000	131,336
Amazon.com, Inc.
0.250% due 05/12/23	35,000	35,072
0.450% due 05/12/24	45,000	44,920
0.800% due 06/03/25	565,000	564,290
1.000% due 05/12/26	100,000	99,941
1.500% due 06/03/30	85,000	82,716
1.650% due 05/12/28	100,000	100,863
2.100% due 05/12/31	100,000	101,362
2.400% due 02/22/23	200,000	205,608
2.500% due 06/03/50	40,000	37,525
2.700% due 06/03/60	300,000	282,175
2.875% due 05/12/41	100,000	103,279
3.100% due 05/12/51	100,000	104,742
3.250% due 05/12/61	100,000	106,601
3.875% due 08/22/37	195,000	230,434
4.050% due 08/22/47	70,000	85,018
4.250% due 08/22/57	100,000	127,222
5.200% due 12/03/25	50,000	58,161
America Movil SAB de CV (Mexico)
2.875% due 05/07/30	200,000	208,184
6.375% due 03/01/35	125,000	175,462
AT&T, Inc. 1.650% due 02/01/28	300,000	297,807

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.250% due 02/01/32	$165,000	$160,788
2.300% due 06/01/27	550,000	569,670
2.550% due 12/01/33	250,000	246,180
2.750% due 06/01/31	100,000	102,761
3.500% due 06/01/41	400,000	411,214
3.500% due 09/15/53	197,000	195,362
3.550% due 09/15/55	433,000	427,873
3.650% due 06/01/51	350,000	357,374
3.650% due 09/15/59	121,000	120,904
3.800% due 12/01/57	200,000	204,740
3.850% due 06/01/60	45,000	46,641
4.125% due 02/17/26	300,000	335,007
4.250% due 03/01/27	100,000	113,344
4.300% due 12/15/42	393,000	439,418
4.350% due 03/01/29	150,000	172,105
4.350% due 06/15/45	177,000	200,304
4.500% due 05/15/35	90,000	105,465
4.550% due 03/09/49	100,000	116,643
4.850% due 03/01/39	70,000	83,973
5.350% due 09/01/40	161,000	202,704
Baidu, Inc. (China)
1.625% due 02/23/27	200,000	197,658
2.375% due 08/23/31	200,000	193,499
Bell Canada (Canada)
2.150% due 02/15/32	40,000	39,197
3.200% due 02/15/52	20,000	20,062
4.464% due 04/01/48	65,000	79,163
Booking Holdings, Inc.
3.600% due 06/01/26	50,000	55,030
4.625% due 04/13/30	200,000	237,845
British Telecommunications PLC (United Kingdom)
5.125% due 12/04/28	200,000	233,991
9.625% due 12/15/30	50,000	76,582
Charter Communications Operating LLC
3.500% due 06/01/41	60,000	59,003
3.750% due 02/15/28	100,000	109,594
3.850% due 04/01/61	335,000	320,211
3.900% due 06/01/52	175,000	174,632
4.200% due 03/15/28	200,000	223,537
4.400% due 12/01/61	100,000	104,220
4.500% due 02/01/24	100,000	108,215
4.908% due 07/23/25	150,000	168,765
5.125% due 07/01/49	100,000	117,834
5.375% due 05/01/47	50,000	59,966
6.384% due 10/23/35	70,000	92,161
6.484% due 10/23/45	165,000	224,695
6.834% due 10/23/55	50,000	74,095
Cisco Systems, Inc.
2.600% due 02/28/23	50,000	51,683
2.950% due 02/28/26	50,000	54,110
3.625% due 03/04/24	325,000	349,579
Comcast Corp.
1.500% due 02/15/31	700,000	665,183
1.950% due 01/15/31	140,000	137,503
2.350% due 01/15/27	40,000	41,980
2.450% due 08/15/52	100,000	88,422
2.800% due 01/15/51	55,000	52,162
2.987% due 11/01/63 ~	101,000	94,850
3.100% due 04/01/25	100,000	107,031
3.300% due 02/01/27	100,000	109,196
3.400% due 07/15/46	55,000	58,412
3.700% due 04/15/24	85,000	91,439
3.750% due 04/01/40	155,000	174,336
3.950% due 10/15/25	100,000	110,980
3.999% due 11/01/49	211,000	244,703
4.000% due 08/15/47	100,000	114,511
4.049% due 11/01/52	97,000	113,013
4.150% due 10/15/28	95,000	109,315
4.250% due 10/15/30	420,000	489,460
4.400% due 08/15/35	77,000	91,343

	Principal Amount	Value
4.600% due 10/15/38	$85,000	$103,997
4.700% due 10/15/48	325,000	415,543
4.750% due 03/01/44	300,000	377,976
4.950% due 10/15/58	80,000	110,610
Corning, Inc.
4.375% due 11/15/57	100,000	120,223
4.700% due 03/15/37	50,000	59,303
5.350% due 11/15/48	100,000	137,108
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	275,985
Discovery Communications LLC
3.450% due 03/15/25	100,000	106,964
3.625% due 05/15/30	250,000	271,315
3.800% due 03/13/24	100,000	106,688
3.950% due 03/20/28	60,000	66,496
4.000% due 09/15/55	118,000	123,652
5.200% due 09/20/47	30,000	37,445
E*TRADE Financial Corp.
3.800% due 08/24/27	15,000	16,675
4.500% due 06/20/28	50,000	57,284
eBay, Inc.
1.900% due 03/11/25	50,000	51,521
2.700% due 03/11/30	100,000	104,204
2.750% due 01/30/23	50,000	51,458
3.600% due 06/05/27	50,000	55,371
Expedia Group, Inc.
3.800% due 02/15/28	50,000	54,306
4.500% due 08/15/24	200,000	217,482
FOX Corp.
3.050% due 04/07/25	150,000	159,730
5.576% due 01/25/49	200,000	269,812
Interpublic Group of Cos., Inc.
2.400% due 03/01/31	100,000	100,494
3.375% due 03/01/41	70,000	73,603
JD.com, Inc. (China) 4.125% due 01/14/50	200,000	211,965
Juniper Networks, Inc. 3.750% due 08/15/29	100,000	109,531
Motorola Solutions, Inc.
2.750% due 05/24/31	100,000	102,125
4.600% due 02/23/28	100,000	115,332
Omnicom Group, Inc.
2.600% due 08/01/31	100,000	101,755
3.600% due 04/15/26	50,000	54,734
Orange SA (France)
5.375% due 01/13/42	150,000	200,526
9.000% due 03/01/31	50,000	77,886
Rogers Communications, Inc. (Canada)
4.300% due 02/15/48	85,000	95,029
4.350% due 05/01/49	75,000	85,537
4.500% due 03/15/43	25,000	28,647
5.000% due 03/15/44	100,000	123,208
T-Mobile USA, Inc.
2.250% due 11/15/31	50,000	49,070
2.550% due 02/15/31	300,000	301,265
3.000% due 02/15/41	20,000	19,377
3.300% due 02/15/51	50,000	48,449
3.400% due 10/15/52 ~	50,000	48,864
3.500% due 04/15/25	200,000	215,534
3.600% due 11/15/60	220,000	216,752
3.875% due 04/15/30	300,000	331,408
4.500% due 04/15/50	200,000	233,552
Telefonica Emisiones SA (Spain)
5.213% due 03/08/47	150,000	187,478
7.045% due 06/20/36	150,000	216,713
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	360,910
TELUS Corp. (Canada) 4.600% due 11/16/48	100,000	125,165

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Thomson Reuters Corp. (Canada)
5.650% due 11/23/43	$150,000	$205,162
5.850% due 04/15/40	25,000	34,333
Time Warner Cable LLC
5.875% due 11/15/40	150,000	189,513
6.550% due 05/01/37	100,000	135,128
6.750% due 06/15/39	50,000	68,543
7.300% due 07/01/38	150,000	215,504
TWDC Enterprises 18 Corp. 2.350% due 12/01/22	100,000	102,356
VeriSign, Inc. 2.700% due 06/15/31	80,000	81,407
Verizon Communications, Inc.
0.750% due 03/22/24	535,000	537,183
0.850% due 11/20/25	100,000	98,968
1.450% due 03/20/26	40,000	40,377
1.500% due 09/18/30	90,000	85,235
1.750% due 01/20/31	100,000	95,121
2.100% due 03/22/28	60,000	60,953
2.550% due 03/21/31	140,000	141,814
2.650% due 11/20/40	450,000	423,393
2.850% due 09/03/41	45,000	43,991
2.875% due 11/20/50	100,000	93,356
2.987% due 10/30/56	683,000	632,200
3.000% due 11/20/60	90,000	83,280
3.150% due 03/22/30	500,000	535,005
3.376% due 02/15/25	200,000	216,537
3.400% due 03/22/41	80,000	83,624
3.550% due 03/22/51	55,000	58,077
3.700% due 03/22/61	45,000	47,620
4.000% due 03/22/50	250,000	284,479
4.125% due 03/16/27	300,000	340,668
4.272% due 01/15/36	57,000	67,025
4.522% due 09/15/48	309,000	379,587
ViacomCBS, Inc.
2.900% due 01/15/27	50,000	53,151
3.375% due 02/15/28	55,000	60,141
3.875% due 04/01/24	100,000	106,777
4.200% due 05/19/32	300,000	343,451
4.375% due 03/15/43	70,000	80,226
5.900% due 10/15/40	50,000	66,246
6.875% due 04/30/36	100,000	143,068
7.875% due 07/30/30	100,000	141,084
Vodafone Group PLC (United Kingdom)
4.375% due 05/30/28	300,000	344,767
5.000% due 05/30/38	40,000	50,156
5.125% due 06/19/59	100,000	130,790
5.250% due 05/30/48	75,000	97,229
6.150% due 02/27/37	150,000	205,429
7.875% due 02/15/30	50,000	70,835
Walt Disney Co.
1.750% due 08/30/24	50,000	51,565
1.750% due 01/13/26	70,000	71,856
2.000% due 09/01/29	35,000	35,338
2.200% due 01/13/28	350,000	361,968
2.650% due 01/13/31	310,000	323,864
2.750% due 09/01/49	45,000	43,267
3.375% due 11/15/26	200,000	219,183
3.600% due 01/13/51	200,000	223,069
4.700% due 03/23/50	200,000	262,542
5.400% due 10/01/43	100,000	137,752
6.400% due 12/15/35	39,000	56,964
6.650% due 11/15/37	150,000	223,907
Weibo Corp. (China) 3.375% due 07/08/30	200,000	199,891

		31,812,854

Consumer, Cyclical - 1.5%
Advance Auto Parts, Inc. 1.750% due 10/01/27	20,000	19,930

	Principal Amount	Value
American Airlines Pass-Through Trust Class AA 3.200% due 12/15/29	$118,050	$119,147
American Honda Finance Corp.
0.400% due 10/21/22	200,000	200,316
0.750% due 08/09/24	65,000	64,995
1.200% due 07/08/25	50,000	50,294
2.000% due 03/24/28	45,000	45,782
2.900% due 02/16/24	250,000	263,306
3.625% due 10/10/23	25,000	26,568
Aptiv Corp. 4.150% due 03/15/24	40,000	42,973
Aptiv PLC
4.250% due 01/15/26	50,000	55,725
4.400% due 10/01/46	100,000	119,439
AutoNation, Inc. 4.500% due 10/01/25	100,000	110,919
AutoZone, Inc.
1.650% due 01/15/31	85,000	80,849
3.750% due 06/01/27	100,000	111,521
Best Buy Co., Inc. 4.450% due 10/01/28	50,000	57,588
BorgWarner, Inc. 2.650% due 07/01/27	25,000	26,366
Choice Hotels International, Inc. 3.700% due 12/01/29	25,000	26,623
Continental Airlines Pass-Through Trust Class A 4.000% due 04/29/26	18,762	19,799
Costco Wholesale Corp.
1.375% due 06/20/27	200,000	201,491
1.750% due 04/20/32	200,000	196,284
Cummins, Inc.
0.750% due 09/01/25	35,000	34,737
1.500% due 09/01/30	100,000	95,682
2.600% due 09/01/50	100,000	93,909
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	75,750
Darden Restaurants, Inc. 3.850% due 05/01/27	130,000	144,330
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29	47,010	46,876
3.204% due 10/25/25	25,000	26,419
Dollar General Corp.
3.250% due 04/15/23	50,000	51,855
3.875% due 04/15/27	50,000	55,821
4.150% due 11/01/25	25,000	27,777
Dollar Tree, Inc.
3.700% due 05/15/23	45,000	47,183
4.200% due 05/15/28	45,000	50,732
DR Horton, Inc. 1.300% due 10/15/26	85,000	84,098
General Motors Co.
4.200% due 10/01/27	50,000	55,617
5.400% due 04/01/48	50,000	62,106
6.125% due 10/01/25	250,000	293,025
6.250% due 10/02/43	100,000	134,896
6.750% due 04/01/46	25,000	35,708
General Motors Financial Co., Inc.
1.250% due 01/08/26	500,000	493,877
2.700% due 06/10/31	100,000	99,770
3.500% due 11/07/24	100,000	107,060
3.600% due 06/21/30	350,000	375,689
3.700% due 05/09/23	200,000	208,724
3.950% due 04/13/24	100,000	106,905
4.000% due 10/06/26	50,000	55,096
4.150% due 06/19/23	250,000	264,291
Hasbro, Inc.
3.500% due 09/15/27	30,000	32,764
3.900% due 11/19/29	100,000	110,513
Home Depot, Inc.
1.375% due 03/15/31	300,000	284,728
2.125% due 09/15/26	100,000	104,623

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.375% due 03/15/51	$200,000	$180,916
2.700% due 04/01/23	100,000	103,069
2.700% due 04/15/30	300,000	317,602
3.000% due 04/01/26	25,000	26,983
3.350% due 09/15/25	45,000	49,012
3.500% due 09/15/56	55,000	61,611
3.900% due 12/06/28	40,000	45,804
4.200% due 04/01/43	300,000	359,281
4.500% due 12/06/48	100,000	128,448
5.875% due 12/16/36	75,000	105,906
Hyatt Hotels Corp. 4.850% due 03/15/26	25,000	27,687
JetBlue Pass-Through Trust Class A 4.000% due 05/15/34	14,509	15,832
Kohl’s Corp. 5.550% due 07/17/45	50,000	59,989
Las Vegas Sands Corp.
2.900% due 06/25/25	30,000	30,178
3.200% due 08/08/24	45,000	46,216
3.500% due 08/18/26	30,000	30,658
3.900% due 08/08/29	40,000	40,803
Leggett & Platt, Inc. 3.800% due 11/15/24	50,000	53,580
Lennar Corp. 4.750% due 11/15/22	200,000	206,960
Lowe’s Cos., Inc.
1.300% due 04/15/28	20,000	19,470
1.700% due 09/15/28	25,000	24,800
1.700% due 10/15/30	20,000	19,136
2.625% due 04/01/31	100,000	102,577
2.800% due 09/15/41	50,000	48,689
3.000% due 10/15/50	15,000	14,658
3.500% due 04/01/51	50,000	53,676
3.650% due 04/05/29	35,000	38,779
3.700% due 04/15/46	250,000	273,495
3.875% due 09/15/23	100,000	105,945
4.500% due 04/15/30	250,000	293,218
Magna International, Inc. (Canada) 4.150% due 10/01/25	25,000	27,729
Marriott International, Inc.
2.750% due 10/15/33	150,000	146,763
3.125% due 06/15/26	200,000	214,045
3.500% due 10/15/32	40,000	42,535
McDonald’s Corp.
3.350% due 04/01/23	25,000	26,046
3.375% due 05/26/25	100,000	107,654
3.500% due 03/01/27	50,000	54,977
3.500% due 07/01/27	300,000	331,643
3.600% due 07/01/30	100,000	111,299
3.700% due 02/15/42	200,000	220,670
3.800% due 04/01/28	25,000	27,960
4.200% due 04/01/50	150,000	179,079
4.450% due 09/01/48	10,000	12,295
4.875% due 07/15/40	10,000	12,588
Mohawk Industries, Inc. 3.625% due 05/15/30	50,000	54,528
NIKE, Inc.
2.250% due 05/01/23	27,000	27,719
2.850% due 03/27/30	350,000	376,555
3.375% due 11/01/46	200,000	222,064
3.625% due 05/01/43	25,000	28,791
O’Reilly Automotive, Inc. 4.350% due 06/01/28	100,000	114,970
PACCAR Financial Corp.
1.100% due 05/11/26	70,000	69,869
3.400% due 08/09/23	25,000	26,386
PulteGroup, Inc. 5.500% due 03/01/26	200,000	232,062
Ralph Lauren Corp. 3.750% due 09/15/25	50,000	54,824

	Principal Amount	Value
Ross Stores, Inc.
0.875% due 04/15/26	$100,000	$98,417
1.875% due 04/15/31	100,000	96,614
Sands China Ltd. (Macau) 3.800% due 01/08/26	350,000	361,182
Southwest Airlines Co. 5.250% due 05/04/25	180,000	203,303
Starbucks Corp.
2.450% due 06/15/26	50,000	52,577
3.500% due 03/01/28	100,000	109,948
3.500% due 11/15/50	200,000	212,724
3.550% due 08/15/29	100,000	110,853
3.750% due 12/01/47	35,000	38,195
4.300% due 06/15/45	35,000	41,153
4.450% due 08/15/49	100,000	122,437
Tapestry, Inc. 4.125% due 07/15/27	100,000	109,401
Target Corp.
2.250% due 04/15/25	500,000	521,760
3.375% due 04/15/29	100,000	111,266
Toyota Motor Credit Corp.
0.350% due 10/14/22	50,000	50,088
0.400% due 04/06/23	55,000	55,096
0.500% due 06/18/24	200,000	199,104
0.800% due 10/16/25	50,000	49,375
1.125% due 06/18/26	200,000	198,813
1.150% due 08/13/27	120,000	118,324
1.350% due 08/25/23	50,000	50,939
1.800% due 02/13/25	50,000	51,376
1.900% due 04/06/28	100,000	101,381
2.150% due 02/13/30	100,000	101,637
2.625% due 01/10/23	100,000	102,960
3.200% due 01/11/27	100,000	109,143
3.350% due 01/08/24	100,000	106,314
United Airlines Pass-Through Trust Class A
2.875% due 04/07/30	122,247	124,115
3.100% due 01/07/30	39,447	41,226
4.000% due 10/11/27	71,641	75,762
5.875% due 04/15/29	83,473	93,580
Walgreens Boots Alliance, Inc. 3.450% due 06/01/26	30,000	32,555
Walmart, Inc.
1.050% due 09/17/26	150,000	150,044
1.800% due 09/22/31	100,000	99,194
2.500% due 09/22/41	250,000	249,140
2.650% due 12/15/24	100,000	106,155
2.650% due 09/22/51	200,000	199,338
2.850% due 07/08/24	90,000	95,448
3.050% due 07/08/26	65,000	70,632
3.250% due 07/08/29	80,000	88,928
3.300% due 04/22/24	300,000	319,829
3.400% due 06/26/23	50,000	52,580
Whirlpool Corp.
2.400% due 05/15/31	5,000	5,005
4.600% due 05/15/50	50,000	61,586
4.750% due 02/26/29	60,000	70,283
WW Grainger, Inc.
1.850% due 02/15/25	25,000	25,779
3.750% due 05/15/46	50,000	57,372
4.600% due 06/15/45	20,000	25,628

		16,637,064

Consumer, Non-Cyclical - 4.6%
Abbott Laboratories
2.950% due 03/15/25	100,000	106,575
3.400% due 11/30/23	70,000	74,435
3.750% due 11/30/26	227,000	254,778
4.750% due 11/30/36	100,000	127,356
4.900% due 11/30/46	100,000	135,570
6.150% due 11/30/37	25,000	36,463

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
AbbVie, Inc.
2.300% due 11/21/22	$425,000	$433,844
2.600% due 11/21/24	80,000	84,125
2.850% due 05/14/23	50,000	51,741
2.950% due 11/21/26	455,000	487,620
3.200% due 11/06/22	70,000	71,837
3.200% due 05/14/26	100,000	107,948
3.200% due 11/21/29	175,000	188,677
3.250% due 10/01/22	100,000	102,208
3.600% due 05/14/25	175,000	189,391
3.800% due 03/15/25	70,000	76,035
4.050% due 11/21/39	70,000	80,526
4.250% due 11/21/49	300,000	355,807
4.300% due 05/14/36	50,000	58,691
4.400% due 11/06/42	125,000	149,526
4.500% due 05/14/35	160,000	191,464
4.625% due 10/01/42	100,000	121,224
4.700% due 05/14/45	50,000	61,767
4.750% due 03/15/45	330,000	412,702
Adventist Health System 3.630% due 03/01/49	15,000	16,374
Advocate Health & Hospitals Corp. 3.387% due 10/15/49	50,000	55,315
Aetna, Inc.
2.750% due 11/15/22	125,000	127,566
2.800% due 06/15/23	25,000	25,889
3.500% due 11/15/24	100,000	107,561
3.875% due 08/15/47	30,000	33,326
4.125% due 11/15/42	100,000	114,375
Altria Group, Inc.
2.350% due 05/06/25	75,000	77,792
3.400% due 05/06/30	50,000	52,938
3.400% due 02/04/41	250,000	237,096
4.400% due 02/14/26	13,000	14,606
4.450% due 05/06/50	75,000	79,000
4.500% due 05/02/43	100,000	106,321
4.800% due 02/14/29	300,000	345,028
5.800% due 02/14/39	65,000	80,022
5.950% due 02/14/49	75,000	95,124
AmerisourceBergen Corp.
3.400% due 05/15/24	100,000	106,018
3.450% due 12/15/27	50,000	54,708
Amgen, Inc.
1.900% due 02/21/25	35,000	36,026
2.200% due 02/21/27	35,000	36,234
2.300% due 02/25/31	200,000	200,768
2.450% due 02/21/30	50,000	51,103
2.770% due 09/01/53	311,000	288,272
3.200% due 11/02/27	50,000	54,410
3.375% due 02/21/50	250,000	257,076
3.625% due 05/22/24	100,000	107,189
4.400% due 05/01/45	100,000	119,769
5.150% due 11/15/41	174,000	222,512
Anheuser-Busch Cos. LLC (Belgium)
3.650% due 02/01/26	500,000	548,683
4.700% due 02/01/36	1,025,000	1,239,598
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.625% due 02/01/44	300,000	354,323
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30	350,000	383,585
3.750% due 07/15/42	100,000	107,989
4.000% due 04/13/28	80,000	90,346
4.375% due 04/15/38	35,000	40,892
4.439% due 10/06/48	200,000	234,421
4.500% due 06/01/50	250,000	298,992
4.600% due 04/15/48	50,000	59,801
4.750% due 01/23/29	55,000	64,806
4.750% due 04/15/58	100,000	122,889
4.900% due 01/23/31	65,000	78,971
5.450% due 01/23/39	65,000	84,270

	Principal Amount	Value
5.550% due 01/23/49	$100,000	$135,666
5.800% due 01/23/59	45,000	63,687
Anthem, Inc.
2.550% due 03/15/31	100,000	102,847
2.950% due 12/01/22	50,000	51,407
3.300% due 01/15/23	75,000	77,727
3.350% due 12/01/24	400,000	428,961
3.600% due 03/15/51	30,000	32,824
3.650% due 12/01/27	30,000	33,348
4.375% due 12/01/47	30,000	36,241
4.625% due 05/15/42	100,000	122,901
4.650% due 01/15/43	50,000	61,551
Archer-Daniels-Midland Co. 2.700% due 09/15/51	250,000	244,760
Ascension Health 3.945% due 11/15/46	70,000	84,085
Astrazeneca Finance LLC (United Kingdom)
1.200% due 05/28/26	35,000	35,030
2.250% due 05/28/31	20,000	20,326
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30	300,000	285,700
3.000% due 05/28/51	15,000	15,500
3.125% due 06/12/27	100,000	108,962
3.375% due 11/16/25	100,000	109,161
4.000% due 09/18/42	25,000	29,724
4.375% due 11/16/45	25,000	31,729
6.450% due 09/15/37	100,000	148,339
Automatic Data Processing, Inc.
1.250% due 09/01/30	40,000	38,052
1.700% due 05/15/28	40,000	40,480
3.375% due 09/15/25	25,000	27,247
Avery Dennison Corp. 2.650% due 04/30/30	30,000	30,756
Banner Health
1.897% due 01/01/31	40,000	39,770
2.913% due 01/01/51	50,000	50,268
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28	325,000	322,788
2.726% due 03/25/31	250,000	246,391
2.789% due 09/06/24	35,000	36,819
3.215% due 09/06/26	50,000	53,333
3.222% due 08/15/24	100,000	106,048
3.462% due 09/06/29	50,000	52,697
3.557% due 08/15/27	100,000	107,802
4.390% due 08/15/37	70,000	75,279
4.700% due 04/02/27	200,000	226,052
4.758% due 09/06/49	50,000	54,145
BAT International Finance PLC (United Kingdom) 1.668% due 03/25/26	25,000	25,026
Baxalta, Inc.
4.000% due 06/23/25	15,000	16,419
5.250% due 06/23/45	9,000	12,047
Baxter International, Inc. 3.950% due 04/01/30	150,000	170,561
Baylor Scott & White Holdings 2.839% due 11/15/50	200,000	197,838
Becton Dickinson & Co.
2.823% due 05/20/30	70,000	73,401
3.363% due 06/06/24	23,000	24,463
3.734% due 12/15/24	36,000	38,918
3.794% due 05/20/50	350,000	391,564
4.669% due 06/06/47	50,000	62,510
Bestfoods 7.250% due 12/15/26	200,000	259,974
Biogen, Inc.
2.250% due 05/01/30	55,000	54,746
3.150% due 05/01/50	440,000	420,225
Boston Scientific Corp.
2.650% due 06/01/30	350,000	361,459
4.000% due 03/01/29	70,000	79,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.550% due 03/01/39	$50,000	$60,945
4.700% due 03/01/49	70,000	89,577
Bristol-Myers Squibb Co.
0.537% due 11/13/23	35,000	35,007
0.750% due 11/13/25	50,000	49,567
1.125% due 11/13/27	50,000	49,591
1.450% due 11/13/30	30,000	28,786
2.350% due 11/13/40	20,000	19,053
2.550% due 11/13/50	30,000	28,214
2.900% due 07/26/24	55,000	58,419
3.200% due 06/15/26	50,000	54,537
3.250% due 02/20/23	48,000	49,833
3.250% due 02/27/27	100,000	110,173
3.250% due 08/01/42	100,000	108,038
3.400% due 07/26/29	380,000	421,355
3.450% due 11/15/27	50,000	55,618
3.900% due 02/20/28	100,000	113,126
4.125% due 06/15/39	35,000	42,073
4.250% due 10/26/49	365,000	453,353
4.350% due 11/15/47	50,000	62,799
Brown-Forman Corp. 4.500% due 07/15/45	40,000	51,089
Bunge Ltd. Finance Corp.
2.750% due 05/14/31	100,000	101,400
3.250% due 08/15/26	20,000	21,547
3.750% due 09/25/27	30,000	33,217
California Institute of Technology 3.650% due 09/01/19	20,000	22,713
Campbell Soup Co.
3.650% due 03/15/23	15,000	15,586
4.150% due 03/15/28	100,000	112,710
4.800% due 03/15/48	20,000	25,048
Cardinal Health, Inc.
3.079% due 06/15/24	50,000	52,814
3.410% due 06/15/27	100,000	108,926
3.750% due 09/15/25	50,000	54,458
4.368% due 06/15/47	50,000	56,271
4.900% due 09/15/45	50,000	60,002
Children’s Hospital of Philadelphia 2.704% due 07/01/50	250,000	244,758
Cigna Corp.
0.613% due 03/15/24	40,000	39,927
1.250% due 03/15/26	65,000	64,891
2.375% due 03/15/31	60,000	60,596
2.400% due 03/15/30	120,000	122,072
3.050% due 10/15/27	30,000	32,406
3.200% due 03/15/40	85,000	87,627
3.400% due 03/15/50	65,000	67,223
3.400% due 03/15/51	40,000	41,177
3.750% due 07/15/23	40,000	42,292
3.875% due 10/15/47	50,000	55,714
4.125% due 11/15/25	45,000	50,024
4.375% due 10/15/28	80,000	92,521
4.800% due 08/15/38	60,000	73,490
4.900% due 12/15/48	555,000	710,447
Cintas Corp. No 2 3.700% due 04/01/27	50,000	55,839
Coca-Cola Co.
1.375% due 03/15/31	200,000	190,123
1.500% due 03/05/28	60,000	59,819
2.000% due 03/05/31	65,000	65,270
2.125% due 09/06/29	100,000	102,756
2.250% due 01/05/32	100,000	101,394
2.875% due 05/05/41	100,000	103,244
3.000% due 03/05/51	415,000	430,357
Colgate-Palmolive Co. 3.700% due 08/01/47	100,000	120,560
CommonSpirit Health 4.350% due 11/01/42	150,000	172,458
Conagra Brands, Inc.
3.200% due 01/25/23	41,000	42,186

	Principal Amount	Value
4.300% due 05/01/24	$15,000	$16,265
4.600% due 11/01/25	35,000	39,351
4.850% due 11/01/28	45,000	52,818
5.300% due 11/01/38	50,000	63,650
5.400% due 11/01/48	40,000	53,203
Constellation Brands, Inc.
2.250% due 08/01/31	160,000	157,562
3.500% due 05/09/27	15,000	16,472
4.250% due 05/01/23	85,000	89,840
4.400% due 11/15/25	35,000	39,217
4.650% due 11/15/28	30,000	34,639
5.250% due 11/15/48	30,000	39,389
CVS Health Corp.
1.300% due 08/21/27	335,000	329,989
1.750% due 08/21/30	200,000	191,877
2.625% due 08/15/24	30,000	31,512
2.700% due 08/21/40	65,000	62,122
2.875% due 06/01/26	100,000	106,657
3.000% due 08/15/26	35,000	37,600
3.250% due 08/15/29	65,000	69,907
3.700% due 03/09/23	28,000	29,245
3.750% due 04/01/30	100,000	111,166
3.875% due 07/20/25	200,000	219,060
4.100% due 03/25/25	37,000	40,609
4.125% due 04/01/40	300,000	344,254
4.250% due 04/01/50	200,000	235,905
4.300% due 03/25/28	72,000	82,196
4.780% due 03/25/38	95,000	116,596
5.125% due 07/20/45	105,000	135,489
5.300% due 12/05/43	200,000	262,863
Danaher Corp.
2.600% due 10/01/50	125,000	119,317
3.350% due 09/15/25	30,000	32,584
4.375% due 09/15/45	30,000	37,069
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30	350,000	348,859
3.875% due 04/29/43	100,000	117,507
Dignity Health 5.267% due 11/01/64	100,000	135,975
Eli Lilly and Co.
2.250% due 05/15/50	200,000	181,178
3.375% due 03/15/29	27,000	29,945
Equifax, Inc.
2.350% due 09/15/31	150,000	147,793
2.600% due 12/01/24	25,000	26,244
Estee Lauder Cos., Inc.
1.950% due 03/15/31	45,000	44,940
2.000% due 12/01/24	10,000	10,404
2.375% due 12/01/29	10,000	10,391
3.125% due 12/01/49	15,000	16,222
3.150% due 03/15/27	50,000	54,582
4.150% due 03/15/47	30,000	37,405
Flowers Foods, Inc. 2.400% due 03/15/31	45,000	45,028
Fomento Economico Mexicano SAB de CV (Mexico) 3.500% due 01/16/50	150,000	157,122
General Mills, Inc.
3.000% due 02/01/51 ~	60,000	60,067
3.200% due 02/10/27	100,000	108,560
3.700% due 10/17/23	40,000	42,470
4.200% due 04/17/28	50,000	57,014
George Washington University 4.300% due 09/15/44	50,000	62,788
Georgetown University 2.943% due 04/01/50	25,000	24,662
Gilead Sciences, Inc.
0.750% due 09/29/23	45,000	45,002
1.200% due 10/01/27	45,000	44,075
1.650% due 10/01/30	40,000	38,430
2.600% due 10/01/40	450,000	428,936

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.800% due 10/01/50	$100,000	$94,420
2.950% due 03/01/27	100,000	107,540
3.650% due 03/01/26	100,000	109,652
4.150% due 03/01/47	75,000	87,879
4.600% due 09/01/35	45,000	54,618
4.750% due 03/01/46	50,000	62,950
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.625% due 05/15/25	85,000	92,849
6.375% due 05/15/38	100,000	147,704
GlaxoSmithKline Capital PLC (United Kingdom)
0.534% due 10/01/23	125,000	125,221
3.375% due 06/01/29	250,000	275,491
Global Payments, Inc. 4.000% due 06/01/23	300,000	316,406
Hackensack Meridian Health, Inc. 4.500% due 07/01/57	100,000	132,273
HCA, Inc.
4.125% due 06/15/29	35,000	39,123
4.500% due 02/15/27	60,000	67,582
4.750% due 05/01/23	60,000	63,773
5.125% due 06/15/39	50,000	62,107
5.250% due 04/15/25	70,000	79,384
5.250% due 06/15/26	75,000	86,106
5.250% due 06/15/49	100,000	127,856
5.500% due 06/15/47	75,000	97,416
Hershey Co.
2.300% due 08/15/26	50,000	52,672
3.375% due 05/15/23	50,000	52,347
Hormel Foods Corp.
0.650% due 06/03/24	20,000	20,021
1.700% due 06/03/28	35,000	35,198
3.050% due 06/03/51	25,000	26,085
Humana, Inc.
3.850% due 10/01/24	100,000	108,257
4.625% due 12/01/42	100,000	122,944
Ingredion, Inc. 3.200% due 10/01/26	100,000	108,078
JM Smucker Co.
2.375% due 03/15/30	65,000	66,134
2.750% due 09/15/41	100,000	97,017
3.550% due 03/15/50	50,000	54,124
Johns Hopkins Health System Corp. 3.837% due 05/15/46	50,000	57,950
Johnson & Johnson
0.550% due 09/01/25	400,000	396,725
1.300% due 09/01/30	70,000	67,526
2.050% due 03/01/23	50,000	51,171
2.100% due 09/01/40	65,000	61,190
2.250% due 09/01/50	100,000	92,612
2.450% due 03/01/26	50,000	53,263
3.400% due 01/15/38	50,000	56,212
3.500% due 01/15/48	65,000	75,582
3.550% due 03/01/36	25,000	28,841
3.625% due 03/03/37	132,000	152,343
3.700% due 03/01/46	25,000	29,396
3.750% due 03/03/47	50,000	59,545
4.850% due 05/15/41	50,000	66,499
5.950% due 08/15/37	100,000	145,200
Kaiser Foundation Hospitals
2.810% due 06/01/41	65,000	65,840
3.002% due 06/01/51	70,000	71,638
3.150% due 05/01/27	225,000	244,592
4.150% due 05/01/47	20,000	24,425
Kellogg Co.
3.400% due 11/15/27	100,000	109,414
4.300% due 05/15/28	100,000	114,745
Keurig Dr Pepper, Inc.
2.550% due 09/15/26	50,000	52,857
3.130% due 12/15/23	50,000	52,652

	Principal Amount	Value
3.430% due 06/15/27	$35,000	$38,508
4.420% due 12/15/46	250,000	301,096
Kimberly-Clark Corp.
1.050% due 09/15/27	25,000	24,674
3.050% due 08/15/25	50,000	53,908
3.950% due 11/01/28	10,000	11,479
6.625% due 08/01/37	100,000	152,681
Kroger Co.
3.500% due 02/01/26	50,000	54,787
3.950% due 01/15/50	100,000	113,680
4.650% due 01/15/48	100,000	123,625
5.150% due 08/01/43	25,000	32,705
Laboratory Corp. of America Holdings
1.550% due 06/01/26	70,000	70,179
2.700% due 06/01/31	100,000	102,332
3.600% due 09/01/27	100,000	110,278
4.700% due 02/01/45	50,000	61,300
Leland Stanford Junior University 3.647% due 05/01/48	125,000	149,779
Mass General Brigham, Inc. 3.342% due 07/01/60	30,000	32,125
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	172,764
Mayo Clinic 3.196% due 11/15/61	100,000	107,065
McCormick & Co., Inc.
0.900% due 02/15/26	95,000	93,475
3.400% due 08/15/27	50,000	55,001
McKesson Corp. 1.300% due 08/15/26	165,000	163,744
Mead Johnson Nutrition Co. (United Kingdom) 4.600% due 06/01/44	200,000	256,740
Medtronic, Inc.
3.500% due 03/15/25	119,000	129,187
4.625% due 03/15/45	65,000	85,005
Memorial Sloan-Kettering Cancer Center 2.955% due 01/01/50	55,000	55,798
Merck & Co., Inc.
0.750% due 02/24/26	350,000	345,479
3.400% due 03/07/29	200,000	221,535
3.600% due 09/15/42	300,000	340,599
4.150% due 05/18/43	100,000	121,720
Molson Coors Beverage Co.
4.200% due 07/15/46	40,000	44,352
5.000% due 05/01/42	100,000	122,318
Mondelez International, Inc.
1.500% due 02/04/31	40,000	37,696
1.875% due 10/15/32	300,000	288,257
2.625% due 09/04/50	25,000	23,241
Moody’s Corp.
2.000% due 08/19/31	100,000	97,972
2.550% due 08/18/60	50,000	43,922
2.750% due 08/19/41	100,000	97,261
4.875% due 02/15/24	50,000	54,484
4.875% due 12/17/48	50,000	65,782
Mount Sinai Hospitals Group, Inc. 3.981% due 07/01/48	50,000	55,302
New York and Presbyterian Hospital 3.954% due 08/01/19	35,000	41,224
Northwell Healthcare, Inc. 3.809% due 11/01/49	100,000	112,139
Northwestern University 3.662% due 12/01/57	25,000	30,447
Novartis Capital Corp. (Switzerland)
3.000% due 11/20/25	100,000	108,047
3.100% due 05/17/27	30,000	32,666
3.400% due 05/06/24	150,000	160,955
4.000% due 11/20/45	100,000	120,874
NYU Langone Hospitals 4.368% due 07/01/47	25,000	29,612

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
PayPal Holdings, Inc.
1.350% due 06/01/23	$35,000	$35,592
1.650% due 06/01/25	315,000	322,919
2.300% due 06/01/30	55,000	56,401
3.250% due 06/01/50	65,000	70,229
PeaceHealth Obligated Group 1.375% due 11/15/25	15,000	15,134
PepsiCo, Inc.
0.750% due 05/01/23	85,000	85,701
1.625% due 05/01/30	60,000	58,818
2.375% due 10/06/26	55,000	58,369
2.750% due 03/01/23	100,000	103,564
2.750% due 04/30/25	100,000	106,183
2.750% due 03/19/30	500,000	533,412
3.450% due 10/06/46	60,000	66,481
3.500% due 07/17/25	50,000	54,496
3.600% due 03/01/24	71,000	75,752
3.625% due 03/19/50	250,000	288,375
4.000% due 05/02/47	35,000	41,862
4.600% due 07/17/45	35,000	45,149
PerkinElmer, Inc.
2.550% due 03/15/31	85,000	86,242
3.300% due 09/15/29	30,000	32,364
Pfizer, Inc.
0.800% due 05/28/25	30,000	29,903
1.700% due 05/28/30	350,000	345,371
1.750% due 08/18/31	100,000	97,800
2.550% due 05/28/40	25,000	24,861
2.625% due 04/01/30	250,000	264,134
2.700% due 05/28/50	25,000	24,639
3.000% due 12/15/26	100,000	109,386
3.200% due 09/15/23	50,000	52,604
3.400% due 05/15/24	150,000	160,977
3.600% due 09/15/28	100,000	112,600
3.900% due 03/15/39	25,000	29,283
4.100% due 09/15/38	50,000	59,824
4.200% due 09/15/48	35,000	43,576
Philip Morris International, Inc.
0.875% due 05/01/26	100,000	98,194
1.750% due 11/01/30	100,000	96,384
2.125% due 05/10/23	25,000	25,634
3.250% due 11/10/24	125,000	134,328
3.375% due 08/11/25	50,000	54,055
4.250% due 11/10/44	30,000	34,363
4.500% due 03/20/42	200,000	236,271
6.375% due 05/16/38	100,000	140,412
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	136,144
Procter & Gamble Co.
0.550% due 10/29/25	50,000	49,323
1.000% due 04/23/26	250,000	250,468
1.200% due 10/29/30	50,000	47,593
3.000% due 03/25/30	300,000	328,477
Providence St Joseph Health Obligated Group
due 10/01/51 #	75,000	71,658
3.930% due 10/01/48	35,000	41,028
Quanta Services, Inc.
0.950% due 10/01/24	15,000	15,009
2.350% due 01/15/32	25,000	24,486
3.050% due 10/01/41	30,000	28,991
Quest Diagnostics, Inc.
2.800% due 06/30/31	70,000	73,192
2.950% due 06/30/30	55,000	58,120
RELX Capital, Inc. (United Kingdom)
3.500% due 03/16/23	60,000	62,532
4.000% due 03/18/29	100,000	112,614
Reynolds American, Inc. (United Kingdom) 6.150% due 09/15/43	300,000	370,890
Royalty Pharma PLC
2.150% due 09/02/31	55,000	53,027
3.300% due 09/02/40	300,000	299,542
3.350% due 09/02/51	60,000	56,957

	Principal Amount	Value
RWJ Barnabas Health, Inc. 3.477% due 07/01/49	$25,000	$27,684
S&P Global, Inc. 4.000% due 06/15/25	50,000	55,015
Sanofi (France) 3.375% due 06/19/23	100,000	105,014
Shire Acquisitions Investments Ireland DAC 3.200% due 09/23/26	250,000	269,816
Smith & Nephew PLC (United Kingdom) 2.032% due 10/14/30	250,000	244,061
SSM Health Care Corp. 3.688% due 06/01/23	50,000	52,289
Stanford Health Care 3.027% due 08/15/51	30,000	31,162
Stryker Corp.
1.150% due 06/15/25	250,000	252,183
4.100% due 04/01/43	100,000	115,070
Sutter Health
2.294% due 08/15/30	55,000	55,490
3.361% due 08/15/50	55,000	58,329
Sysco Corp.
3.250% due 07/15/27	50,000	54,193
3.550% due 03/15/25	50,000	54,165
3.750% due 10/01/25	25,000	27,379
4.450% due 03/15/48	50,000	59,568
4.500% due 04/01/46	25,000	30,085
4.850% due 10/01/45	15,000	18,742
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50	250,000	253,817
4.400% due 11/26/23	100,000	107,781
5.000% due 11/26/28	100,000	119,547
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28	20,000	19,944
2.000% due 10/15/31	35,000	34,271
2.800% due 10/15/41	320,000	319,662
2.950% due 09/19/26	30,000	32,271
3.650% due 12/15/25	100,000	109,507
5.300% due 02/01/44	100,000	138,074
Toledo Hospital
5.750% due 11/15/38	50,000	59,935
6.015% due 11/15/48	50,000	60,031
Trustees of Princeton University 5.700% due 03/01/39	50,000	72,919
Tyson Foods, Inc.
4.000% due 03/01/26	15,000	16,711
4.350% due 03/01/29	20,000	23,166
5.100% due 09/28/48	10,000	13,229
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31	140,000	136,573
5.900% due 11/15/32	50,000	67,778
UnitedHealth Group, Inc.
0.550% due 05/15/24	35,000	35,005
1.150% due 05/15/26	50,000	50,059
2.000% due 05/15/30	405,000	406,385
2.300% due 05/15/31	50,000	51,051
2.375% due 08/15/24	70,000	73,337
2.875% due 08/15/29	75,000	80,499
2.900% due 05/15/50	300,000	301,274
3.050% due 05/15/41	50,000	51,727
3.250% due 05/15/51	50,000	52,967
3.500% due 06/15/23	50,000	52,641
3.500% due 02/15/24	20,000	21,377
3.500% due 08/15/39	60,000	66,308
3.700% due 12/15/25	20,000	22,136
3.700% due 08/15/49	65,000	73,927
3.750% due 07/15/25	75,000	82,656
3.850% due 06/15/28	100,000	113,233
3.875% due 12/15/28	25,000	28,466
3.875% due 08/15/59	100,000	117,481
4.250% due 06/15/48	50,000	61,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.450% due 12/15/48	$25,000	$31,739
4.750% due 07/15/45	50,000	65,610
6.875% due 02/15/38	250,000	383,202
University of Chicago 2.761% due 04/01/45	10,000	10,215
University of Notre Dame du Lac 3.394% due 02/15/48	50,000	57,564
University of Southern California
2.805% due 10/01/50	50,000	51,200
3.028% due 10/01/39	50,000	53,647
Utah Acquisition Sub, Inc. 3.950% due 06/15/26	100,000	110,217
Viatris, Inc. 3.850% due 06/22/40 ~	400,000	429,693
Wyeth LLC
5.950% due 04/01/37	50,000	70,458
6.500% due 02/01/34	100,000	143,170
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/25	170,000	182,828
Zoetis, Inc. 3.250% due 02/01/23	300,000	309,232

		51,417,518

Energy - 2.1%
Baker Hughes a GE Co. LLC
2.773% due 12/15/22	50,000	51,378
3.337% due 12/15/27	100,000	109,212
4.080% due 12/15/47	50,000	56,529
Baker Hughes Holdings LLC 5.125% due 09/15/40	50,000	63,873
Boardwalk Pipelines LP 4.950% due 12/15/24	100,000	110,705
BP Capital Markets America, Inc.
1.749% due 08/10/30	130,000	126,472
2.750% due 05/10/23	250,000	259,681
2.772% due 11/10/50	130,000	120,127
3.000% due 02/24/50	150,000	144,508
3.001% due 03/17/52	50,000	47,874
3.119% due 05/04/26	25,000	27,045
3.224% due 04/14/24	100,000	106,149
3.588% due 04/14/27	100,000	110,489
3.790% due 02/06/24	355,000	380,168
4.234% due 11/06/28	400,000	459,036
Burlington Resources LLC 7.400% due 12/01/31	100,000	146,141
Canadian Natural Resources Ltd. (Canada)
2.050% due 07/15/25	300,000	307,328
2.950% due 01/15/23	50,000	51,453
3.800% due 04/15/24	43,000	45,778
3.850% due 06/01/27	50,000	54,722
4.950% due 06/01/47	25,000	31,062
6.750% due 02/01/39	90,000	125,512
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32	65,000	63,833
3.750% due 02/15/52	225,000	218,959
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29	60,000	65,148
5.125% due 06/30/27	300,000	347,040
Chevron Corp.
1.141% due 05/11/23	200,000	202,699
1.554% due 05/11/25	35,000	35,797
1.995% due 05/11/27	350,000	361,235
2.236% due 05/11/30	25,000	25,645
2.566% due 05/16/23	100,000	103,177
2.954% due 05/16/26	100,000	107,802
2.978% due 05/11/40	15,000	15,539
3.326% due 11/17/25	50,000	54,362
Chevron USA, Inc.
3.850% due 01/15/28	50,000	56,499
5.050% due 11/15/44	150,000	199,803

	Principal Amount	Value
ConocoPhillips Co.
4.300% due 08/15/28 ~	$150,000	$172,830
4.850% due 08/15/48 ~	350,000	458,796
4.950% due 03/15/26	50,000	57,516
6.950% due 04/15/29	100,000	133,713
Devon Energy Corp.
5.000% due 06/15/45	105,000	123,312
5.850% due 12/15/25	50,000	57,894
Diamondback Energy, Inc.
2.875% due 12/01/24	65,000	68,273
3.500% due 12/01/29	100,000	107,010
Enable Midstream Partners LP 4.400% due 03/15/27	200,000	221,705
Enbridge Energy Partners LP 7.500% due 04/15/38	50,000	74,537
Enbridge, Inc. (Canada)
due 10/04/26 #	55,000	55,231
2.500% due 01/15/25	50,000	52,105
2.500% due 08/01/33	100,000	100,474
3.400% due 08/01/51	70,000	70,676
3.700% due 07/15/27	100,000	109,984
4.500% due 06/10/44	150,000	175,203
Energy Transfer LP
2.900% due 05/15/25	40,000	41,944
3.450% due 01/15/23	100,000	102,924
3.900% due 07/15/26	100,000	109,254
3.750% due 05/15/30	310,000	335,161
4.050% due 03/15/25	100,000	107,919
4.200% due 04/15/27	100,000	110,704
4.900% due 02/01/24	100,000	107,883
5.000% due 05/15/50	500,000	577,894
5.250% due 04/15/29	25,000	29,324
5.300% due 04/15/47	100,000	117,350
5.950% due 10/01/43	100,000	122,399
6.125% due 12/15/45	200,000	254,895
6.500% due 02/01/42	100,000	130,121
Enterprise Products Operating LLC
3.125% due 07/31/29	100,000	107,463
4.150% due 10/16/28	50,000	56,923
4.200% due 01/31/50	450,000	507,939
4.250% due 02/15/48	25,000	28,371
4.800% due 02/01/49	50,000	61,325
5.375% due 02/15/78	300,000	312,481
6.125% due 10/15/39	115,000	158,872
6.875% due 03/01/33	150,000	209,826
Equinor ASA (Norway)
2.375% due 05/22/30	125,000	128,661
2.450% due 01/17/23	100,000	102,747
3.950% due 05/15/43	300,000	346,269
Exxon Mobil Corp.
1.571% due 04/15/23	600,000	611,788
2.019% due 08/16/24	50,000	52,041
2.440% due 08/16/29	50,000	52,174
2.610% due 10/15/30	250,000	261,864
2.995% due 08/16/39	50,000	51,749
3.043% due 03/01/26	150,000	161,970
3.176% due 03/15/24	200,000	211,849
3.452% due 04/15/51	200,000	213,021
4.114% due 03/01/46	65,000	75,889
4.327% due 03/19/50	300,000	367,915
Halliburton Co.
3.800% due 11/15/25	15,000	16,436
4.850% due 11/15/35	50,000	59,032
5.000% due 11/15/45	342,000	410,426
7.450% due 09/15/39	25,000	36,482
Hess Corp.
4.300% due 04/01/27	50,000	55,571
5.600% due 02/15/41	50,000	62,573
5.800% due 04/01/47	50,000	65,271
7.125% due 03/15/33	50,000	67,726

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
HollyFrontier Corp. 2.625% due 10/01/23	$45,000	$46,482
Kinder Morgan Energy Partners LP 4.150% due 02/01/24	100,000	106,987
Kinder Morgan, Inc.
2.000% due 02/15/31	210,000	202,584
3.250% due 08/01/50	220,000	212,665
4.300% due 03/01/28	300,000	340,279
5.300% due 12/01/34	70,000	86,473
5.550% due 06/01/45	350,000	446,553
Magellan Midstream Partners LP
4.200% due 10/03/47	50,000	55,087
4.250% due 09/15/46	70,000	78,043
5.000% due 03/01/26	50,000	57,070
Marathon Oil Corp.
4.400% due 07/15/27	100,000	112,400
5.200% due 06/01/45	50,000	59,752
Marathon Petroleum Corp.
3.800% due 04/01/28	30,000	32,907
4.500% due 04/01/48	25,000	28,372
4.750% due 12/15/23	150,000	162,194
5.125% due 12/15/26	50,000	58,169
6.500% due 03/01/41	100,000	138,591
MPLX LP
2.650% due 08/15/30	45,000	45,188
3.375% due 03/15/23	25,000	25,966
4.250% due 12/01/27	250,000	281,128
4.500% due 04/15/38	30,000	33,533
4.700% due 04/15/48	45,000	52,054
4.875% due 12/01/24	250,000	277,025
4.900% due 04/15/58	15,000	17,490
NOV, Inc. 3.950% due 12/01/42	100,000	99,358
ONEOK Partners LP 3.375% due 10/01/22	100,000	102,105
ONEOK, Inc.
2.200% due 09/15/25	25,000	25,570
3.100% due 03/15/30	25,000	26,113
4.000% due 07/13/27	130,000	144,204
4.350% due 03/15/29	100,000	112,916
4.500% due 03/15/50	25,000	27,788
4.550% due 07/15/28	50,000	56,773
4.950% due 07/13/47	50,000	59,229
5.200% due 07/15/48	25,000	30,322
Phillips 66
0.900% due 02/15/24	35,000	35,010
1.300% due 02/15/26	20,000	19,897
4.650% due 11/15/34	200,000	238,669
Phillips 66 Partners LP
2.450% due 12/15/24	50,000	51,897
3.550% due 10/01/26	50,000	53,945
4.900% due 10/01/46	25,000	29,749
Pioneer Natural Resources Co.
0.550% due 05/15/23	35,000	35,045
2.150% due 01/15/31	35,000	34,061
4.450% due 01/15/26	50,000	55,822
Plains All American Pipeline LP
4.500% due 12/15/26	150,000	167,811
4.650% due 10/15/25	100,000	110,871
4.700% due 06/15/44	50,000	53,757
Sabine Pass Liquefaction LLC
4.500% due 05/15/30	205,000	236,427
5.625% due 03/01/25	165,000	187,334
Schlumberger Investment SA
2.650% due 06/26/30	100,000	103,235
3.650% due 12/01/23	42,000	44,540
Shell International Finance BV (Netherlands)
0.375% due 09/15/23	100,000	100,151
2.375% due 04/06/25	200,000	209,215
2.500% due 09/12/26	50,000	53,068

	Principal Amount	Value
2.750% due 04/06/30	$85,000	$90,296
2.875% due 05/10/26	100,000	107,825
3.250% due 05/11/25	100,000	108,071
3.250% due 04/06/50	100,000	106,513
3.625% due 08/21/42	100,000	111,427
3.750% due 09/12/46	50,000	56,980
4.000% due 05/10/46	100,000	117,837
4.125% due 05/11/35	263,000	310,553
Spectra Energy Partners LP 3.375% due 10/15/26	20,000	21,687
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47	70,000	77,866
6.800% due 05/15/38	200,000	283,298
TC PipeLines LP 3.900% due 05/25/27	20,000	22,209
TotalEnergies Capital International SA (France)
2.434% due 01/10/25	50,000	52,306
2.829% due 01/10/30	50,000	53,348
3.127% due 05/29/50	100,000	100,716
3.461% due 07/12/49	50,000	53,599
3.700% due 01/15/24	200,000	214,478
TotalEnergies Capital SA (France) 3.883% due 10/11/28	25,000	28,312
TransCanada PipeLines Ltd. (Canada)
3.750% due 10/16/23	100,000	105,554
4.100% due 04/15/30	200,000	226,999
4.250% due 05/15/28	50,000	56,962
5.100% due 03/15/49	50,000	65,450
7.625% due 01/15/39	50,000	77,471
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30	25,000	26,742
3.950% due 05/15/50	250,000	281,080
4.000% due 03/15/28	50,000	56,011
4.450% due 08/01/42	150,000	176,267
Valero Energy Corp.
2.150% due 09/15/27	100,000	100,793
3.400% due 09/15/26	100,000	107,649
6.625% due 06/15/37	150,000	202,859
Valero Energy Partners LP 4.375% due 12/15/26	65,000	72,865
Williams Cos., Inc.
3.700% due 01/15/23	25,000	25,827
3.750% due 06/15/27	50,000	55,093
4.550% due 06/24/24	85,000	92,763
5.100% due 09/15/45	100,000	123,989
5.750% due 06/24/44	35,000	46,179
6.300% due 04/15/40	20,000	27,302

		23,141,515

Financial - 10.0%
AerCap Ireland Capital DAC (Ireland)
3.875% due 01/23/28	150,000	161,252
4.500% due 09/15/23	150,000	159,862
6.500% due 07/15/25	250,000	289,982
Affiliated Managers Group, Inc. 3.500% due 08/01/25	50,000	54,122
African Development Bank (Ivory Coast)
0.875% due 03/23/26	400,000	398,634
0.875% due 07/22/26	116,000	115,099
Air Lease Corp.
0.800% due 08/18/24	40,000	39,775
2.100% due 09/01/28	300,000	291,510
2.300% due 02/01/25	100,000	102,753
2.750% due 01/15/23	100,000	102,675
3.000% due 02/01/30	100,000	101,541
3.250% due 03/01/25	100,000	105,620
3.875% due 07/03/23	150,000	157,747

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Aircastle Ltd.
4.125% due 05/01/24	$30,000	$31,924
5.000% due 04/01/23	30,000	31,878
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29	50,000	51,992
3.375% due 08/15/31	60,000	65,351
3.950% due 01/15/27	25,000	27,856
4.000% due 02/01/50	100,000	115,937
4.500% due 07/30/29	20,000	23,256
Allstate Corp. 3.280% due 12/15/26	350,000	383,789
Ally Financial, Inc.
1.450% due 10/02/23	85,000	86,283
3.050% due 06/05/23	65,000	67,451
5.800% due 05/01/25	200,000	230,166
American Campus Communities Operating Partnership LP 4.125% due 07/01/24	100,000	108,592
American Express Co.
2.500% due 07/30/24	35,000	36,803
2.650% due 12/02/22	150,000	154,097
3.000% due 10/30/24	50,000	53,390
3.700% due 08/03/23	100,000	105,785
4.050% due 12/03/42	125,000	149,443
American Express Credit Corp. 3.300% due 05/03/27	415,000	460,478
American Financial Group, Inc. 4.500% due 06/15/47	50,000	61,318
American International Group, Inc.
3.400% due 06/30/30	100,000	109,191
3.750% due 07/10/25	35,000	38,116
3.875% due 01/15/35	100,000	113,110
4.200% due 04/01/28	100,000	114,028
4.375% due 06/30/50	100,000	123,297
4.375% due 01/15/55	100,000	122,845
4.500% due 07/16/44	100,000	122,253
4.700% due 07/10/35	50,000	61,081
4.800% due 07/10/45	50,000	63,516
American Tower Corp.
1.875% due 10/15/30	200,000	192,221
2.300% due 09/15/31	350,000	345,312
2.900% due 01/15/30	50,000	52,088
2.950% due 01/15/25	100,000	105,647
3.100% due 06/15/50	50,000	49,035
3.375% due 10/15/26	100,000	108,277
3.600% due 01/15/28	100,000	108,953
Ameriprise Financial, Inc. 4.000% due 10/15/23	100,000	106,959
Ane Holding Ltd. 3.500% due 01/15/31	20,000	21,434
Aon Corp.
2.050% due 08/23/31	100,000	97,451
2.900% due 08/23/51	100,000	96,652
4.500% due 12/15/28	200,000	231,127
Arch Capital Group Ltd. 3.635% due 06/30/50	200,000	218,519
Arch Capital Group US, Inc. 5.144% due 11/01/43	200,000	264,250
Ares Capital Corp.
2.150% due 07/15/26	350,000	351,114
3.250% due 07/15/25	50,000	52,613
3.500% due 02/10/23	50,000	51,724
Asian Development Bank (Multi-National)
0.250% due 07/14/23	135,000	134,882
0.250% due 10/06/23	500,000	499,305
0.375% due 06/11/24	180,000	179,447
0.500% due 02/04/26	400,000	392,729
0.625% due 04/29/25	500,000	496,966
1.000% due 04/14/26	200,000	200,323
1.250% due 06/09/28	50,000	49,827
1.500% due 10/18/24	150,000	154,172

	Principal Amount	Value
1.750% due 08/14/26	$250,000	$258,795
2.625% due 01/12/27	200,000	216,055
2.750% due 01/19/28	100,000	109,428
3.125% due 09/26/28	200,000	224,665
Asian Infrastructure Investment Bank (Multi-National)
0.250% due 09/29/23	135,000	134,711
0.500% due 05/28/25	150,000	148,900
2.250% due 05/16/24	250,000	261,552
Assurant, Inc. 4.900% due 03/27/28	100,000	115,960
Assured Guaranty US Holdings, Inc. 3.150% due 06/15/31	70,000	73,483
AvalonBay Communities, Inc.
2.050% due 01/15/32	200,000	197,271
2.450% due 01/15/31	105,000	107,806
3.350% due 05/15/27	25,000	27,489
4.150% due 07/01/47	50,000	61,040
AXA SA (France) 8.600% due 12/15/30	75,000	112,833
Banco Santander SA (Spain)
0.701% due 06/30/24	250,000	250,528
1.722% due 09/14/27	200,000	199,178
2.706% due 06/27/24	200,000	210,415
2.749% due 12/03/30	200,000	199,156
Bank of America Corp.
0.810% due 10/24/24	100,000	100,366
1.197% due 10/24/26	100,000	99,287
1.319% due 06/19/26	500,000	500,063
1.486% due 05/19/24	200,000	203,021
1.658% due 03/11/27	100,000	100,612
1.734% due 07/22/27	410,000	411,959
1.922% due 10/24/31	100,000	96,274
2.015% due 02/13/26	100,000	102,632
2.299% due 07/21/32	100,000	98,641
2.456% due 10/22/25	50,000	52,242
2.482% due 09/21/36	200,000	196,136
2.496% due 02/13/31	100,000	101,255
2.503% due 10/21/22	150,000	150,162
2.592% due 04/29/31	500,000	510,609
2.651% due 03/11/32	100,000	101,889
2.676% due 06/19/41	350,000	338,250
2.831% due 10/24/51	25,000	23,992
2.884% due 10/22/30	50,000	52,226
2.972% due 07/21/52	100,000	98,073
3.004% due 12/20/23	200,000	206,160
3.248% due 10/21/27	150,000	162,059
3.300% due 01/11/23	350,000	363,315
3.311% due 04/22/42	400,000	420,215
3.366% due 01/23/26	100,000	106,882
3.419% due 12/20/28	169,000	183,290
3.458% due 03/15/25	150,000	159,622
3.483% due 03/13/52	100,000	108,110
3.500% due 04/19/26	150,000	163,887
3.550% due 03/05/24	100,000	104,270
3.593% due 07/21/28	100,000	109,701
3.824% due 01/20/28	300,000	331,267
3.875% due 08/01/25	100,000	110,256
3.946% due 01/23/49	100,000	115,745
3.950% due 04/21/25	200,000	218,046
3.970% due 03/05/29	100,000	111,290
4.078% due 04/23/40	200,000	230,460
4.083% due 03/20/51	350,000	414,658
4.183% due 11/25/27	100,000	111,539
4.450% due 03/03/26	85,000	95,224
4.750% due 04/21/45	85,000	106,358
6.110% due 01/29/37	250,000	337,427
7.750% due 05/14/38	200,000	313,208
Bank of Montreal (Canada)
0.400% due 09/15/23	350,000	350,374
0.450% due 12/08/23	145,000	145,151
0.949% due 01/22/27	100,000	98,486

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.050% due 11/01/22	$60,000	$61,161
3.300% due 02/05/24	100,000	106,358
Bank of New York Mellon Corp.
0.350% due 12/07/23	210,000	209,847
0.500% due 04/26/24	250,000	249,605
1.600% due 04/24/25	300,000	306,779
2.800% due 05/04/26	50,000	53,504
3.000% due 10/30/28	55,000	59,510
3.400% due 05/15/24	100,000	107,106
Bank of Nova Scotia (Canada)
0.400% due 09/15/23	40,000	39,998
0.700% due 04/15/24	85,000	85,025
1.300% due 06/11/25	100,000	100,718
1.300% due 09/15/26	50,000	49,661
1.625% due 05/01/23	300,000	306,210
2.000% due 11/15/22	100,000	101,981
Barclays PLC (United Kingdom)
1.007% due 12/10/24	300,000	301,468
2.645% due 06/24/31	200,000	201,567
4.337% due 01/10/28	300,000	335,802
4.375% due 01/12/26	200,000	223,309
4.950% due 01/10/47	200,000	259,532
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30	80,000	77,170
2.500% due 01/15/51	410,000	379,183
2.850% due 10/15/50	90,000	88,816
4.300% due 05/15/43	200,000	243,683
5.750% due 01/15/40	25,000	35,850
Berkshire Hathaway, Inc.
2.750% due 03/15/23	350,000	360,994
3.000% due 02/11/23	50,000	51,839
BlackRock, Inc.
1.900% due 01/28/31	15,000	15,004
2.400% due 04/30/30	45,000	46,637
3.200% due 03/15/27	56,000	61,388
3.250% due 04/30/29	60,000	65,920
Blackstone Secured Lending Fund 2.750% due 09/16/26	100,000	102,155
Boston Properties LP
2.450% due 10/01/33	50,000	48,698
2.550% due 04/01/32	250,000	249,850
3.250% due 01/30/31	150,000	159,475
Brandywine Operating Partnership LP 4.550% due 10/01/29	50,000	55,928
Brighthouse Financial, Inc.
3.700% due 06/22/27	100,000	109,606
4.700% due 06/22/47	50,000	56,636
Brixmor Operating Partnership LP
2.500% due 08/16/31	50,000	49,321
4.050% due 07/01/30	10,000	11,173
4.125% due 06/15/26	50,000	55,416
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51	50,000	52,318
4.000% due 04/01/24	50,000	53,667
4.700% due 09/20/47	50,000	60,647
4.850% due 03/29/29	100,000	117,781
Brown & Brown, Inc. 4.500% due 03/15/29	50,000	57,330
Camden Property Trust REIT
3.150% due 07/01/29	30,000	32,436
4.100% due 10/15/28	20,000	22,963
Canadian Imperial Bank of Commerce (Canada)
0.500% due 12/14/23	100,000	99,909
0.950% due 10/23/25	20,000	19,853
1.250% due 06/22/26	100,000	99,026
3.100% due 04/02/24	150,000	158,973
Capital One Financial Corp.
3.200% due 02/05/25	200,000	213,869
3.300% due 10/30/24	100,000	107,321

	Principal Amount	Value
3.750% due 07/28/26	$250,000	$274,596
3.750% due 03/09/27	50,000	55,351
3.800% due 01/31/28	200,000	222,376
CBRE Services, Inc. 4.875% due 03/01/26	100,000	114,118
CC Holdings GS V LLC 3.849% due 04/15/23	100,000	105,001
Charles Schwab Corp.
0.900% due 03/11/26	135,000	133,873
1.150% due 05/13/26	75,000	75,167
1.950% due 12/01/31	100,000	98,216
2.300% due 05/13/31	150,000	153,304
3.200% due 03/02/27	100,000	109,082
3.750% due 04/01/24	50,000	53,690
3.850% due 05/21/25	100,000	109,484
Chubb INA Holdings, Inc.
1.375% due 09/15/30	250,000	236,884
2.700% due 03/13/23	25,000	25,854
3.150% due 03/15/25	100,000	107,449
4.150% due 03/13/43	25,000	30,218
Citigroup, Inc.
0.776% due 10/30/24	100,000	100,402
0.981% due 05/01/25	50,000	50,174
1.122% due 01/28/27	750,000	739,807
1.462% due 06/09/27	100,000	99,470
2.561% due 05/01/32	55,000	55,581
2.572% due 06/03/31	600,000	611,942
2.666% due 01/29/31	150,000	153,698
2.700% due 10/27/22	100,000	102,396
2.976% due 11/05/30	100,000	105,195
3.106% due 04/08/26	600,000	637,258
3.400% due 05/01/26	100,000	108,920
3.520% due 10/27/28	100,000	108,813
3.668% due 07/24/28	100,000	109,991
3.750% due 06/16/24	100,000	108,091
3.875% due 03/26/25	100,000	108,656
3.878% due 01/24/39	100,000	114,401
3.887% due 01/10/28	100,000	110,581
4.000% due 08/05/24	50,000	54,254
4.125% due 07/25/28	100,000	111,709
4.300% due 11/20/26	100,000	112,386
4.750% due 05/18/46	50,000	62,869
5.300% due 05/06/44	400,000	533,088
6.125% due 08/25/36	100,000	137,383
CME Group, Inc.
3.000% due 03/15/25	50,000	53,253
3.750% due 06/15/28	100,000	112,977
4.150% due 06/15/48	50,000	63,564
CNA Financial Corp.
3.450% due 08/15/27	100,000	109,960
4.500% due 03/01/26	50,000	56,506
Comerica Bank 4.000% due 07/27/25	250,000	274,499
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	250,000	248,907
3.375% due 05/21/25	250,000	271,206
5.250% due 05/24/41	200,000	275,828
Corp Andina de Fomento (Multi-National) 2.750% due 01/06/23	200,000	205,361
Corporate Office Properties LP 2.250% due 03/15/26	35,000	35,886
Council Of Europe Development Bank (France)
0.250% due 10/20/23	250,000	249,410
2.625% due 02/13/23	60,000	61,940
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	500,000	504,744
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	250,000	269,723
Crown Castle International Corp.
2.100% due 04/01/31	200,000	192,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
3.150% due 07/15/23	$30,000	$31,330
3.200% due 09/01/24	35,000	37,259
3.250% due 01/15/51	200,000	197,757
3.650% due 09/01/27	35,000	38,508
3.700% due 06/15/26	35,000	38,224
3.800% due 02/15/28	50,000	55,030
4.000% due 03/01/27	40,000	44,523
4.300% due 02/15/29	60,000	68,155
4.450% due 02/15/26	35,000	39,214
4.750% due 05/15/47	25,000	30,709
CubeSmart LP
2.000% due 02/15/31	15,000	14,605
3.125% due 09/01/26	50,000	53,272
CyrusOne LP 3.450% due 11/15/29	60,000	62,565
Deutsche Bank AG (Germany)
2.129% due 11/24/26	350,000	355,682
2.222% due 09/18/24	150,000	153,789
3.700% due 05/30/24	285,000	303,632
Digital Realty Trust LP
3.700% due 08/15/27	50,000	55,616
4.450% due 07/15/28	100,000	114,747
Discover Bank
3.350% due 02/06/23	250,000	259,052
3.450% due 07/27/26	250,000	271,185
Duke Realty LP
1.750% due 02/01/31	20,000	19,081
2.875% due 11/15/29	40,000	42,188
3.375% due 12/15/27	60,000	65,452
Enstar Group Ltd. 4.950% due 06/01/29	25,000	28,440
Equinix, Inc.
2.000% due 05/15/28	35,000	34,939
2.150% due 07/15/30	350,000	343,508
2.500% due 05/15/31	100,000	100,753
2.625% due 11/18/24	65,000	68,093
3.400% due 02/15/52	10,000	10,196
Equitable Holdings, Inc. 4.350% due 04/20/28	300,000	342,125
ERP Operating LP
2.850% due 11/01/26	70,000	74,502
3.500% due 03/01/28	100,000	109,937
4.500% due 06/01/45	75,000	94,786
Essex Portfolio LP
2.550% due 06/15/31	65,000	65,693
2.650% due 03/15/32	30,000	30,342
3.375% due 04/15/26	50,000	53,973
3.875% due 05/01/24	50,000	53,502
4.000% due 03/01/29	25,000	28,079
European Bank for Reconstruction & Development (United Kingdom) 0.250% due 07/10/23	250,000	249,891
European Investment Bank (Multi-National)
0.250% due 09/15/23	865,000	864,311
0.375% due 03/26/26	300,000	292,882
0.625% due 10/21/27	250,000	241,932
0.750% due 10/26/26	83,000	81,910
1.250% due 02/14/31	300,000	292,628
1.375% due 05/15/23	125,000	127,281
1.625% due 03/14/25	230,000	237,522
1.625% due 10/09/29	195,000	198,441
2.250% due 06/24/24	250,000	261,829
2.875% due 08/15/23	450,000	471,786
3.125% due 12/14/23	200,000	212,078
Federal Realty Investment Trust
1.250% due 02/15/26	300,000	297,601
3.950% due 01/15/24	50,000	53,342
4.500% due 12/01/44	50,000	59,812
Fidelity National Financial, Inc.
3.400% due 06/15/30	200,000	214,930
4.500% due 08/15/28	50,000	56,949

	Principal Amount	Value
Fifth Third Bancorp
2.550% due 05/05/27	$60,000	$63,109
8.250% due 03/01/38	25,000	41,516
FS KKR Capital Corp.
2.625% due 01/15/27	100,000	100,310
4.125% due 02/01/25	50,000	53,450
GE Capital Funding LLC 4.400% due 05/15/30	200,000	231,859
GE Capital International Funding Unlimited Co. 4.418% due 11/15/35	413,000	496,041
Globe Life, Inc. 4.550% due 09/15/28	50,000	58,097
GLP Capital LP REIT
4.000% due 01/15/31	50,000	53,993
5.250% due 06/01/25	25,000	27,908
5.375% due 11/01/23	25,000	27,053
5.375% due 04/15/26	50,000	56,910
5.750% due 06/01/28	25,000	29,363
Goldman Sachs Group, Inc.
0.481% due 01/27/23	500,000	500,106
0.523% due 03/08/23	65,000	65,037
0.657% due 09/10/24	100,000	100,034
0.673% due 03/08/24	100,000	100,141
1.093% due 12/09/26	290,000	285,885
1.431% due 03/09/27	80,000	79,822
1.542% due 09/10/27	100,000	99,664
2.383% due 07/21/32	70,000	69,351
2.615% due 04/22/32	70,000	70,892
2.908% due 07/21/42	60,000	59,237
3.200% due 02/23/23	255,000	264,254
3.210% due 04/22/42	60,000	62,082
3.272% due 09/29/25	255,000	272,390
3.500% due 01/23/25	150,000	160,731
3.500% due 04/01/25	100,000	107,544
3.500% due 11/16/26	100,000	108,112
3.625% due 02/20/24	180,000	191,853
3.750% due 05/22/25	150,000	162,619
3.750% due 02/25/26	60,000	65,871
3.800% due 03/15/30	250,000	278,446
3.814% due 04/23/29	150,000	166,119
3.850% due 01/26/27	160,000	175,896
4.017% due 10/31/38	100,000	115,037
4.223% due 05/01/29	200,000	226,169
4.411% due 04/23/39	450,000	541,380
4.750% due 10/21/45	100,000	129,260
6.750% due 10/01/37	200,000	286,754
Golub Capital BDC, Inc. 2.500% due 08/24/26	60,000	60,415
Hartford Financial Services Group, Inc. 2.900% due 09/15/51	100,000	96,668
Healthcare Realty Trust, Inc. 2.400% due 03/15/30	25,000	25,127
Healthcare Trust of America Holdings LP
2.000% due 03/15/31	25,000	23,988
3.100% due 02/15/30	50,000	52,616
Healthpeak Properties, Inc.
2.875% due 01/15/31	200,000	208,832
3.000% due 01/15/30	100,000	105,554
3.400% due 02/01/25	7,000	7,471
Highwoods Realty LP
4.125% due 03/15/28	20,000	22,316
4.200% due 04/15/29	50,000	56,041
Host Hotels & Resorts LP
3.375% due 12/15/29	25,000	25,748
3.500% due 09/15/30	100,000	103,958
3.750% due 10/15/23	100,000	104,736
HSBC Holdings PLC (United Kingdom)
1.589% due 05/24/27	500,000	496,861
1.645% due 04/18/26	250,000	251,439
2.357% due 08/18/31	250,000	247,380

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.804% due 05/24/32	$200,000	$202,836
2.848% due 06/04/31	200,000	205,225
3.803% due 03/11/25	200,000	213,392
3.900% due 05/25/26	200,000	220,403
3.973% due 05/22/30	290,000	320,224
4.250% due 08/18/25	200,000	219,484
4.375% due 11/23/26	200,000	223,044
6.800% due 06/01/38	150,000	213,959
HSBC USA, Inc. 3.500% due 06/23/24	250,000	268,427
Hudson Pacific Properties LP 4.650% due 04/01/29	50,000	57,438
Huntington Bancshares, Inc. 2.625% due 08/06/24	300,000	314,756
ING Groep NV (Netherlands) 4.550% due 10/02/28	200,000	234,616
Inter-American Development Bank (Multi-National)
0.500% due 05/24/23	500,000	502,071
0.500% due 09/23/24	150,000	149,624
0.625% due 07/15/25	700,000	696,186
0.875% due 04/20/26	250,000	249,135
1.125% due 01/13/31	150,000	144,629
1.750% due 03/14/25	300,000	310,727
2.000% due 06/02/26	150,000	156,884
2.000% due 07/23/26	100,000	104,603
2.500% due 01/18/23	200,000	205,976
2.625% due 01/16/24	150,000	157,497
3.200% due 08/07/42	100,000	115,609
Intercontinental Exchange, Inc.
0.700% due 06/15/23	45,000	45,211
1.850% due 09/15/32	65,000	61,320
2.650% due 09/15/40	65,000	62,397
3.000% due 09/15/60	65,000	62,939
3.100% due 09/15/27	100,000	108,223
4.000% due 10/15/23	100,000	106,951
International Bank for Reconstruction & Development (Multi-National)
0.125% due 04/20/23	250,000	249,576
0.250% due 11/24/23	50,000	49,899
0.375% due 07/28/25	350,000	344,852
0.500% due 10/28/25	200,000	197,410
0.625% due 04/22/25	500,000	498,493
0.750% due 11/24/27	195,000	189,344
0.875% due 05/14/30	350,000	332,552
1.125% due 09/13/28	160,000	157,124
1.250% due 02/10/31	500,000	487,669
1.375% due 04/20/28	250,000	251,158
1.625% due 01/15/25	150,000	154,735
1.750% due 10/23/29	100,000	102,283
1.875% due 06/19/23	300,000	308,134
2.125% due 02/13/23	100,000	102,587
2.500% due 03/19/24	200,000	210,007
3.000% due 09/27/23	250,000	263,231
3.125% due 11/20/25	50,000	54,758
7.625% due 01/19/23	100,000	109,585
International Finance Corp. (Multi-National)
0.750% due 10/08/26	100,000	98,489
0.750% due 08/27/30	250,000	234,723
1.375% due 10/16/24	90,000	92,166
2.875% due 07/31/23	130,000	136,192
Invesco Finance PLC 5.375% due 11/30/43	200,000	264,298
Invitation Homes Operating Partnership LP 2.000% due 08/15/31	300,000	288,316
Jefferies Group LLC
2.750% due 10/15/32	40,000	40,165
5.125% due 01/20/23	150,000	158,696
JPMorgan Chase & Co.
0.768% due 08/09/25	350,000	348,674
0.824% due 06/01/25	170,000	170,012

	Principal Amount	Value
0.969% due 06/23/25	$300,000	$300,483
1.040% due 02/04/27	500,000	490,738
1.045% due 11/19/26	100,000	98,523
1.470% due 09/22/27	75,000	74,551
1.514% due 06/01/24	350,000	355,932
1.578% due 04/22/27	65,000	65,171
1.764% due 11/19/31	100,000	95,553
2.069% due 06/01/29	140,000	140,401
2.083% due 04/22/26	250,000	257,234
2.182% due 06/01/28	650,000	664,028
2.301% due 10/15/25	615,000	638,076
2.525% due 11/19/41	100,000	94,801
2.580% due 04/22/32	75,000	76,096
2.739% due 10/15/30	75,000	77,709
2.956% due 05/13/31	65,000	67,661
3.109% due 04/22/51	250,000	254,388
3.157% due 04/22/42	100,000	103,928
3.200% due 06/15/26	100,000	108,077
3.328% due 04/22/52	70,000	73,460
3.509% due 01/23/29	185,000	201,387
3.540% due 05/01/28	100,000	109,293
3.559% due 04/23/24	75,000	78,538
3.625% due 05/13/24	200,000	215,251
3.702% due 05/06/30	150,000	165,720
3.882% due 07/24/38	150,000	172,824
3.964% due 11/15/48	100,000	116,056
4.023% due 12/05/24	200,000	214,254
4.032% due 07/24/48	150,000	175,034
4.452% due 12/05/29	150,000	172,876
5.500% due 10/15/40	100,000	137,097
5.600% due 07/15/41	100,000	137,977
6.400% due 05/15/38	300,000	437,053
KeyCorp
2.250% due 04/06/27	350,000	361,864
4.150% due 10/29/25	30,000	33,497
Kilroy Realty LP 3.800% due 01/15/23	100,000	103,517
Kimco Realty Corp.
2.250% due 12/01/31	70,000	68,456
3.125% due 06/01/23	100,000	103,673
3.700% due 10/01/49	25,000	27,113
4.125% due 12/01/46	50,000	57,291
Kreditanstalt fuer Wiederaufbau (Germany)
0.250% due 04/25/23	130,000	130,030
0.250% due 10/19/23	400,000	399,441
0.375% due 07/18/25	250,000	246,478
0.625% due 01/22/26	730,000	721,450
1.375% due 08/05/24	400,000	409,450
1.625% due 02/15/23	250,000	254,885
1.750% due 09/14/29	100,000	102,427
1.968% due 06/29/37	200,000	147,842
2.000% due 10/04/22	250,000	254,643
2.125% due 01/17/23	650,000	666,188
2.375% due 12/29/22	350,000	359,521
2.500% due 11/20/24	375,000	397,019
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30	200,000	188,740
1.750% due 07/27/26	100,000	103,549
3.125% due 11/14/23	200,000	211,673
Lazard Group LLC
3.625% due 03/01/27	50,000	54,545
4.375% due 03/11/29	50,000	56,679
Legg Mason, Inc. 4.750% due 03/15/26	50,000	57,369
Lexington Realty Trust 2.375% due 10/01/31	70,000	67,957
Life Storage LP 4.000% due 06/15/29	100,000	112,131
Lincoln National Corp.
3.625% due 12/12/26	150,000	165,123
3.800% due 03/01/28	35,000	39,001

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
4.000% due 09/01/23	$15,000	$15,999
4.350% due 03/01/48	25,000	29,913
Lloyds Banking Group PLC (United Kingdom)
3.870% due 07/09/25	500,000	539,240
4.050% due 08/16/23	200,000	212,999
4.582% due 12/10/25	200,000	223,343
Loews Corp. 2.625% due 05/15/23	150,000	154,660
Main Street Capital Corp. 3.000% due 07/14/26	100,000	102,060
Manulife Financial Corp. (Canada)
4.150% due 03/04/26	50,000	55,948
5.375% due 03/04/46	50,000	70,176
Markel Corp.
3.450% due 05/07/52	70,000	72,474
3.500% due 11/01/27	50,000	54,714
5.000% due 05/20/49	30,000	38,910
Marsh & McLennan Cos., Inc.
3.500% due 03/10/25	75,000	80,724
3.750% due 03/14/26	100,000	110,065
4.200% due 03/01/48	100,000	122,555
4.375% due 03/15/29	70,000	81,331
Mastercard, Inc.
1.900% due 03/15/31	100,000	100,450
2.950% due 11/21/26	50,000	54,264
2.950% due 06/01/29	50,000	54,171
2.950% due 03/15/51	45,000	46,562
3.650% due 06/01/49	50,000	57,697
3.800% due 11/21/46	50,000	58,582
3.950% due 02/26/48	15,000	17,896
MetLife, Inc.
4.550% due 03/23/30	350,000	416,904
5.700% due 06/15/35	100,000	136,576
5.875% due 02/06/41	200,000	285,731
6.375% due 06/15/34	100,000	142,380
Mid-America Apartments LP REIT
3.600% due 06/01/27	100,000	110,403
3.950% due 03/15/29	25,000	28,166
Mitsubishi UFJ Financial Group, Inc. (Japan)
0.848% due 09/15/24	350,000	351,643
2.048% due 07/17/30	200,000	196,806
3.455% due 03/02/23	50,000	52,172
3.677% due 02/22/27	100,000	110,872
3.761% due 07/26/23	150,000	158,966
3.777% due 03/02/25	50,000	54,397
3.850% due 03/01/26	200,000	220,943
3.961% due 03/02/28	50,000	56,103
4.050% due 09/11/28	150,000	170,431
Mizuho Financial Group, Inc. (Japan)
1.241% due 07/10/24	200,000	202,392
2.201% due 07/10/31	200,000	196,832
3.663% due 02/28/27	200,000	221,002
3.922% due 09/11/24	200,000	212,502
Morgan Stanley
0.560% due 11/10/23	75,000	75,110
0.731% due 04/05/24	95,000	95,338
0.791% due 01/22/25	100,000	100,016
0.864% due 10/21/25	70,000	69,881
1.512% due 07/20/27	100,000	99,570
1.593% due 05/04/27	145,000	145,516
1.794% due 02/13/32	65,000	61,954
1.928% due 04/28/32	400,000	383,920
2.188% due 04/28/26	500,000	516,444
2.239% due 07/21/32	100,000	98,341
2.484% due 09/16/36	100,000	97,926
2.699% due 01/22/31	445,000	459,105
2.720% due 07/22/25	565,000	592,193
2.802% due 01/25/52	400,000	385,164
3.125% due 07/27/26	70,000	75,380
3.217% due 04/22/42	55,000	57,595

	Principal Amount	Value
3.591% due 07/22/28	$100,000	$109,750
3.622% due 04/01/31	200,000	220,546
3.625% due 01/20/27	300,000	330,892
3.737% due 04/24/24	90,000	94,459
4.300% due 01/27/45	100,000	122,048
4.350% due 09/08/26	90,000	101,653
4.431% due 01/23/30	95,000	109,760
4.457% due 04/22/39	150,000	181,589
4.875% due 11/01/22	100,000	104,781
5.597% due 03/24/51	100,000	148,477
7.250% due 04/01/32	100,000	145,276
Nasdaq, Inc.
1.650% due 01/15/31	150,000	141,437
2.500% due 12/21/40	150,000	138,202
National Australia Bank Ltd. (Australia) 3.000% due 01/20/23	200,000	207,118
National Bank of Canada (Canada) 0.550% due 11/15/24	250,000	249,563
National Retail Properties, Inc. REIT 4.300% due 10/15/28	35,000	39,597
Natwest Group PLC (United Kingdom)
3.032% due 11/28/35	350,000	350,766
3.073% due 05/22/28	200,000	212,482
3.875% due 09/12/23	250,000	265,154
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26	100,000	99,676
1.851% due 07/16/25	200,000	203,058
Nordic Investment Bank (Multi-National)
0.375% due 05/19/23	250,000	250,514
0.500% due 01/21/26	300,000	294,007
Northern Trust Corp.
1.950% due 05/01/30	75,000	75,273
3.375% due 05/08/32	63,000	67,878
3.650% due 08/03/28	50,000	56,189
Oaktree Specialty Lending Corp. 2.700% due 01/15/27	50,000	50,193
Oesterreichische Kontrollbank AG (Austria)
0.375% due 09/17/25	90,000	88,463
1.500% due 02/12/25	300,000	308,183
Office Properties Income Trust 4.250% due 05/15/24	50,000	53,121
Old Republic International Corp. 3.850% due 06/11/51	55,000	59,535
Omega Healthcare Investors, Inc.
4.500% due 01/15/25	25,000	27,274
4.750% due 01/15/28	50,000	56,292
4.950% due 04/01/24	100,000	108,820
ORIX Corp. (Japan)
3.700% due 07/18/27	50,000	55,355
4.050% due 01/16/24	25,000	26,896
Owl Rock Capital Corp.
2.875% due 06/11/28	100,000	99,888
3.750% due 07/22/25	100,000	105,219
4.000% due 03/30/25	25,000	26,434
Piedmont Operating Partnership LP 2.750% due 04/01/32	35,000	34,445
PNC Bank NA
2.950% due 02/23/25	300,000	319,450
4.050% due 07/26/28	350,000	398,974
PNC Financial Services Group, Inc. 2.550% due 01/22/30	350,000	363,996
Principal Financial Group, Inc.
3.700% due 05/15/29	25,000	28,000
4.625% due 09/15/42	100,000	125,046
Private Export Funding Corp. 2.450% due 07/15/24	100,000	105,047
Progressive Corp.
4.000% due 03/01/29	25,000	28,571
4.125% due 04/15/47	100,000	120,658
Prologis LP
1.250% due 10/15/30	55,000	51,549

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
1.625% due 03/15/31	$100,000	$96,273
2.125% due 04/15/27	25,000	25,895
2.125% due 10/15/50	40,000	34,256
2.250% due 04/15/30	30,000	30,556
3.000% due 04/15/50	25,000	25,540
4.375% due 02/01/29	15,000	17,476
Prudential Financial, Inc.
1.500% due 03/10/26	20,000	20,311
2.100% due 03/10/30	15,000	15,187
3.000% due 03/10/40	25,000	25,769
3.700% due 10/01/50	175,000	182,504
3.700% due 03/13/51	150,000	171,168
3.935% due 12/07/49	132,000	155,763
4.350% due 02/25/50	50,000	62,730
5.200% due 03/15/44	100,000	107,080
6.625% due 06/21/40	50,000	74,767
Public Storage
0.875% due 02/15/26	50,000	49,421
2.300% due 05/01/31	250,000	253,431
3.094% due 09/15/27	30,000	32,810
Raymond James Financial, Inc. 4.950% due 07/15/46	100,000	129,332
Realty Income Corp.
1.800% due 03/15/33	50,000	47,388
3.000% due 01/15/27	50,000	53,580
3.875% due 04/15/25	150,000	164,395
4.650% due 08/01/23	50,000	53,336
Regency Centers LP
3.600% due 02/01/27	30,000	33,074
3.700% due 06/15/30	35,000	38,676
4.400% due 02/01/47	35,000	41,162
Regions Financial Corp. 1.800% due 08/12/28	300,000	296,638
Reinsurance Group of America, Inc. 3.950% due 09/15/26	60,000	66,452
RenaissanceRe Finance, Inc. (Bermuda) 3.450% due 07/01/27	30,000	32,677
Retail Properties of America, Inc. 4.750% due 09/15/30	25,000	27,525
Royal Bank of Canada (Canada)
0.500% due 10/26/23	35,000	35,027
1.150% due 06/10/25	490,000	491,132
1.150% due 07/14/26	50,000	49,654
4.650% due 01/27/26	200,000	227,039
Sabra Health Care LP 4.800% due 06/01/24	50,000	55,106
Santander Holdings USA, Inc. 4.400% due 07/13/27	145,000	163,010
Santander UK Group Holdings PLC (United Kingdom)
1.532% due 08/21/26	200,000	199,680
2.896% due 03/15/32	200,000	204,372
Santander UK PLC (United Kingdom) 4.000% due 03/13/24	100,000	108,036
Simon Property Group LP
1.375% due 01/15/27	300,000	297,010
2.000% due 09/13/24	100,000	103,537
2.450% due 09/13/29	100,000	102,211
2.650% due 07/15/30	100,000	103,139
3.250% due 11/30/26	50,000	54,206
3.250% due 09/13/49	100,000	101,120
3.375% due 06/15/27	100,000	109,260
4.250% due 11/30/46	50,000	58,488
Spirit Realty LP 3.400% due 01/15/30	50,000	53,186
Stifel Financial Corp. 4.250% due 07/18/24	50,000	54,455
STORE Capital Corp. 4.500% due 03/15/28	150,000	169,291

	Principal Amount	Value
Sumitomo Mitsui Financial Group, Inc. (Japan)
0.948% due 01/12/26	$200,000	$196,596
1.402% due 09/17/26	250,000	248,075
1.474% due 07/08/25	200,000	201,688
1.710% due 01/12/31	200,000	190,987
1.902% due 09/17/28	250,000	247,247
2.296% due 01/12/41	200,000	184,392
2.348% due 01/15/25	200,000	207,745
2.778% due 10/18/22	100,000	102,634
3.010% due 10/19/26	200,000	214,592
3.202% due 09/17/29	150,000	158,078
3.364% due 07/12/27	150,000	164,931
3.784% due 03/09/26	100,000	110,373
Sun Communities Operating LP due 11/01/28 #	65,000	65,161
Synchrony Financial
3.700% due 08/04/26	50,000	54,295
3.950% due 12/01/27	100,000	110,386
Tanger Properties LP 3.875% due 07/15/27	50,000	54,051
The Bank of Nova Scotia (Canada) 0.650% due 07/31/24	70,000	69,907
Toronto-Dominion Bank (Canada)
0.300% due 06/02/23	100,000	99,897
0.700% due 09/10/24	350,000	349,422
0.750% due 06/12/23	350,000	352,159
0.750% due 01/06/26	200,000	196,914
1.200% due 06/03/26	100,000	99,767
3.250% due 03/11/24	100,000	106,285
Travelers Cos., Inc.
3.050% due 06/08/51	50,000	52,126
6.250% due 06/15/37	125,000	181,732
Travelers Property Casualty Corp. 6.375% due 03/15/33	100,000	140,375
Truist Bank
3.689% due 08/02/24	50,000	52,978
Truist Financial Corp.
1.125% due 08/03/27	100,000	97,812
1.200% due 08/05/25	135,000	136,034
1.267% due 03/02/27	120,000	119,629
1.887% due 06/07/29	125,000	124,991
1.950% due 06/05/30	135,000	135,200
3.700% due 06/05/25	100,000	109,525
4.000% due 05/01/25	100,000	110,037
UDR, Inc.
2.100% due 06/15/33	100,000	95,492
3.100% due 11/01/34	50,000	52,208
3.200% due 01/15/30	50,000	53,597
4.400% due 01/26/29	25,000	28,496
Unum Group
4.000% due 06/15/29	70,000	77,633
4.125% due 06/15/51	100,000	101,479
US Bancorp
1.375% due 07/22/30	150,000	143,100
1.450% due 05/12/25	150,000	152,462
3.600% due 09/11/24	400,000	433,519
Ventas Realty LP
3.000% due 01/15/30	50,000	52,047
3.250% due 10/15/26	100,000	107,013
4.000% due 03/01/28	50,000	55,663
4.125% due 01/15/26	31,000	34,268
VEREIT Operating Partnership LP
2.200% due 06/15/28	35,000	35,449
2.850% due 12/15/32	30,000	31,192
4.600% due 02/06/24	25,000	26,993
4.625% due 11/01/25	50,000	56,240
4.875% due 06/01/26	25,000	28,659
Visa, Inc.
1.100% due 02/15/31	200,000	187,535
1.900% due 04/15/27	250,000	258,248
2.000% due 08/15/50	250,000	215,876

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
2.050% due 04/15/30	$300,000	$304,932
2.800% due 12/14/22	50,000	51,322
3.650% due 09/15/47	25,000	28,820
4.150% due 12/14/35	30,000	36,188
4.300% due 12/14/45	100,000	125,693
Voya Financial, Inc.
3.650% due 06/15/26	50,000	54,923
4.800% due 06/15/46	30,000	37,959
W R Berkley Corp. 4.000% due 05/12/50	115,000	132,819
Wachovia Corp. 5.500% due 08/01/35	200,000	258,021
Wells Fargo & Co.
0.805% due 05/19/25	25,000	25,039
1.654% due 06/02/24	500,000	509,916
2.188% due 04/30/26	300,000	309,755
2.393% due 06/02/28	500,000	516,125
2.406% due 10/30/25	130,000	135,433
3.000% due 04/22/26	150,000	161,016
3.000% due 10/23/26	150,000	160,858
3.068% due 04/30/41	500,000	514,281
3.196% due 06/17/27	260,000	279,216
3.450% due 02/13/23	300,000	312,308
4.150% due 01/24/29	200,000	227,439
4.478% due 04/04/31	200,000	232,990
5.013% due 04/04/51	250,000	335,995
5.606% due 01/15/44	100,000	135,227
Wells Fargo Bank NA 6.600% due 01/15/38	100,000	145,513
Welltower, Inc.
2.050% due 01/15/29	60,000	59,662
2.750% due 01/15/31	145,000	149,613
2.800% due 06/01/31	100,000	103,086
4.125% due 03/15/29	100,000	112,796
Western Union Co. 4.250% due 06/09/23	100,000	105,698
Westpac Banking Corp. (Australia)
2.150% due 06/03/31	100,000	100,945
2.700% due 08/19/26	150,000	160,908
2.894% due 02/04/30	200,000	207,159
2.963% due 11/16/40	200,000	198,286
3.300% due 02/26/24	100,000	106,619
3.400% due 01/25/28	100,000	110,656
4.110% due 07/24/34	65,000	70,660
4.421% due 07/24/39	45,000	53,119
Weyerhaeuser Co.
4.000% due 11/15/29	100,000	113,253
7.375% due 03/15/32	100,000	142,535
Willis North America, Inc.
2.950% due 09/15/29	75,000	78,476
3.875% due 09/15/49	35,000	38,867
WP Carey, Inc. 4.600% due 04/01/24	100,000	108,534
XLIT Ltd. (Bermuda) 5.250% due 12/15/43	50,000	69,048

		112,520,574

Industrial - 2.1%
3M Co.
2.375% due 08/26/29	300,000	311,453
2.875% due 10/15/27	100,000	108,380
3.250% due 08/26/49	200,000	212,024
Agilent Technologies, Inc. 2.300% due 03/12/31	100,000	100,175
Allegion US Holding Co., Inc.
3.200% due 10/01/24	50,000	53,022
3.550% due 10/01/27	50,000	53,872
Amcor Flexibles North America, Inc. 2.690% due 05/25/31	65,000	66,738

	Principal Amount	Value
Amphenol Corp.
2.050% due 03/01/25	$25,000	$25,810
2.200% due 09/15/31	60,000	59,539
4.350% due 06/01/29	50,000	58,156
Arrow Electronics, Inc.
3.250% due 09/08/24	100,000	106,103
3.875% due 01/12/28	25,000	27,030
Avnet, Inc. 4.625% due 04/15/26	25,000	27,900
Berry Global, Inc. 1.570% due 01/15/26 ~	200,000	200,198
Boeing Co.
1.433% due 02/04/24	485,000	485,752
1.950% due 02/01/24	30,000	30,710
2.196% due 02/04/26	200,000	201,519
2.750% due 02/01/26	50,000	52,106
2.800% due 03/01/23	25,000	25,698
2.950% due 02/01/30	100,000	102,029
3.200% due 03/01/29	200,000	208,265
3.250% due 02/01/28	50,000	52,849
3.250% due 03/01/28	25,000	26,190
3.550% due 03/01/38	15,000	15,266
3.625% due 02/01/31	30,000	32,136
3.625% due 03/01/48	10,000	9,881
3.750% due 02/01/50	100,000	101,131
3.825% due 03/01/59	50,000	49,195
3.850% due 11/01/48	35,000	35,869
4.508% due 05/01/23	200,000	211,343
4.875% due 05/01/25	85,000	94,638
5.150% due 05/01/30	150,000	176,144
5.705% due 05/01/40	200,000	254,465
5.805% due 05/01/50	150,000	200,298
5.875% due 02/15/40	50,000	63,163
5.930% due 05/01/60	150,000	205,318
Burlington Northern Santa Fe LLC
3.000% due 03/15/23	150,000	154,890
3.050% due 02/15/51	200,000	206,774
3.300% due 09/15/51	200,000	215,918
3.550% due 02/15/50	150,000	168,425
3.650% due 09/01/25	50,000	54,897
4.125% due 06/15/47	50,000	60,476
4.700% due 09/01/45	50,000	64,761
5.750% due 05/01/40	100,000	140,316
Canadian National Railway Co. (Canada)
2.950% due 11/21/24	100,000	105,823
6.200% due 06/01/36	50,000	70,798
Canadian Pacific Railway Co. (Canada)
2.900% due 02/01/25	150,000	158,481
4.000% due 06/01/28	35,000	39,536
4.800% due 09/15/35	20,000	24,473
6.125% due 09/15/15	30,000	45,427
Carlisle Cos., Inc.
2.200% due 03/01/32	100,000	97,194
3.750% due 12/01/27	50,000	55,265
Carrier Global Corp.
2.242% due 02/15/25	35,000	36,273
2.493% due 02/15/27	35,000	36,615
2.722% due 02/15/30	50,000	51,761
3.377% due 04/05/40	15,000	15,760
3.577% due 04/05/50	450,000	478,934
Caterpillar Financial Services Corp.
0.450% due 05/17/24	50,000	49,918
0.650% due 07/07/23	50,000	50,320
0.800% due 11/13/25	60,000	59,659
0.900% due 03/02/26	200,000	198,523
3.450% due 05/15/23	100,000	105,222
Caterpillar, Inc.
2.600% due 04/09/30	500,000	525,909
3.250% due 09/19/49	100,000	108,538
3.803% due 08/15/42	100,000	117,350

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
CNH Industrial Capital LLC
1.450% due 07/15/26	$100,000	$99,627
4.200% due 01/15/24	50,000	53,681
CNH Industrial NV (United Kingdom) 3.850% due 11/15/27	35,000	39,085
CSX Corp.
3.250% due 06/01/27	250,000	272,675
3.400% due 08/01/24	200,000	214,691
4.500% due 03/15/49	65,000	81,058
5.500% due 04/15/41	75,000	101,187
Deere & Co.
2.875% due 09/07/49	15,000	15,501
3.900% due 06/09/42	100,000	119,012
Dover Corp. 5.375% due 03/01/41	50,000	65,309
Eagle Materials, Inc. 2.500% due 07/01/31	50,000	49,725
Eaton Corp. 4.000% due 11/02/32	100,000	116,297
Emerson Electric Co.
0.875% due 10/15/26	35,000	34,387
3.150% due 06/01/25	100,000	107,468
FedEx Corp.
3.100% due 08/05/29	50,000	53,484
3.875% due 08/01/42	100,000	109,783
4.200% due 10/17/28	100,000	114,977
4.400% due 01/15/47	50,000	58,644
4.750% due 11/15/45	50,000	61,065
5.250% due 05/15/50	350,000	463,115
Flex Ltd.
3.750% due 02/01/26	50,000	54,435
4.750% due 06/15/25	50,000	55,528
4.875% due 06/15/29	25,000	28,786
Flowserve Corp. 4.000% due 11/15/23	143,000	151,723
Fortive Corp. 4.300% due 06/15/46	125,000	147,825
Fortune Brands Home & Security, Inc. 4.000% due 09/21/23	50,000	53,199
GATX Corp.
3.250% due 03/30/25	100,000	105,963
4.350% due 02/15/24	25,000	26,975
4.550% due 11/07/28	25,000	28,725
General Dynamics Corp.
2.250% due 06/01/31	5,000	5,123
2.850% due 06/01/41	10,000	10,216
3.375% due 05/15/23	50,000	52,360
3.750% due 05/15/28	180,000	202,426
4.250% due 04/01/50	200,000	253,171
General Electric Co.
3.450% due 05/01/27	350,000	384,085
6.750% due 03/15/32	101,000	138,276
6.875% due 01/10/39	8,000	11,937
Honeywell International, Inc.
1.100% due 03/01/27	300,000	297,835
1.750% due 09/01/31	350,000	341,399
2.300% due 08/15/24	100,000	104,810
2.500% due 11/01/26	100,000	106,246
2.700% due 08/15/29	60,000	63,750
Hubbell, Inc. 3.350% due 03/01/26	50,000	54,016
Huntington Ingalls Industries, Inc.
0.670% due 08/16/23 ~	15,000	15,000
2.043% due 08/16/28 ~	50,000	49,371
IDEX Corp.
2.625% due 06/15/31	100,000	101,864
3.000% due 05/01/30	15,000	15,837
Illinois Tool Works, Inc. 4.875% due 09/15/41	100,000	130,028
Jabil, Inc.
1.700% due 04/15/26	65,000	65,379
3.950% due 01/12/28	55,000	60,722

	Principal Amount	Value
John Deere Capital Corp.
0.450% due 06/07/24	$35,000	$34,912
0.625% due 09/10/24	70,000	70,056
1.750% due 03/09/27	50,000	51,192
2.000% due 06/17/31	100,000	100,054
2.600% due 03/07/24	100,000	105,015
2.650% due 06/10/26	100,000	107,328
2.800% due 03/06/23	50,000	51,779
2.800% due 09/08/27	50,000	53,916
3.400% due 09/11/25	50,000	54,633
3.450% due 06/07/23	25,000	26,354
3.450% due 03/13/25	50,000	54,365
Johnson Controls International PLC
1.750% due 09/15/30	15,000	14,579
3.625% due 07/02/24	40,000	42,699
3.900% due 02/14/26	19,000	20,927
4.500% due 02/15/47	40,000	49,387
Kansas City Southern 4.950% due 08/15/45	100,000	128,122
Kennametal, Inc. 4.625% due 06/15/28	50,000	56,371
Keysight Technologies, Inc. 4.550% due 10/30/24	100,000	110,585
L3Harris Technologies, Inc.
2.900% due 12/15/29	30,000	31,404
3.850% due 06/15/23	70,000	73,772
3.850% due 12/15/26	25,000	27,668
4.400% due 06/15/28	100,000	114,186
Lockheed Martin Corp.
2.900% due 03/01/25	50,000	53,210
3.550% due 01/15/26	100,000	109,983
3.600% due 03/01/35	25,000	28,391
3.800% due 03/01/45	20,000	23,231
4.500% due 05/15/36	20,000	24,827
4.700% due 05/15/46	44,000	57,703
6.150% due 09/01/36	100,000	141,576
Martin Marietta Materials, Inc.
2.500% due 03/15/30	65,000	66,246
3.450% due 06/01/27	21,000	22,897
Masco Corp.
2.000% due 02/15/31	100,000	96,841
3.500% due 11/15/27	100,000	109,184
Norfolk Southern Corp.
2.300% due 05/15/31	250,000	252,783
2.903% due 02/15/23	100,000	102,804
3.155% due 05/15/55	20,000	20,060
3.800% due 08/01/28	30,000	33,619
3.942% due 11/01/47	63,000	71,895
4.650% due 01/15/46	50,000	63,346
4.837% due 10/01/41	50,000	63,843
Northrop Grumman Corp.
3.250% due 08/01/23	100,000	105,028
3.250% due 01/15/28	350,000	378,945
3.850% due 04/15/45	100,000	113,992
Oshkosh Corp. 3.100% due 03/01/30	15,000	15,785
Otis Worldwide Corp.
2.056% due 04/05/25	20,000	20,675
2.293% due 04/05/27	20,000	20,793
3.112% due 02/15/40	50,000	51,357
3.362% due 02/15/50	30,000	31,440
Owens Corning 3.875% due 06/01/30	150,000	165,708
Packaging Corp. of America
3.400% due 12/15/27	35,000	38,213
3.650% due 09/15/24	100,000	107,493
Parker-Hannifin Corp.
3.250% due 06/14/29	20,000	21,524
4.000% due 06/14/49	20,000	23,076
6.250% due 05/15/38	100,000	137,893

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Precision Castparts Corp.
2.500% due 01/15/23	$100,000	$102,276
3.250% due 06/15/25	50,000	53,810
4.375% due 06/15/45	50,000	60,930
Raytheon Technologies Corp.
2.250% due 07/01/30	100,000	101,048
3.125% due 07/01/50	100,000	101,199
3.200% due 03/15/24	300,000	317,979
3.500% due 03/15/27	200,000	219,793
3.750% due 11/01/46	50,000	55,592
3.950% due 08/16/25	25,000	27,543
4.125% due 11/16/28	60,000	68,333
4.350% due 04/15/47	200,000	240,535
4.450% due 11/16/38	20,000	24,239
4.500% due 06/01/42	300,000	368,177
4.625% due 11/16/48	35,000	44,459
Republic Services, Inc.
3.200% due 03/15/25	100,000	106,794
3.375% due 11/15/27	120,000	131,062
3.950% due 05/15/28	100,000	112,894
Rockwell Automation, Inc. 0.350% due 08/15/23	300,000	300,223
Ryder System, Inc. 3.400% due 03/01/23	100,000	103,894
Snap-on, Inc. 3.100% due 05/01/50	35,000	36,798
Stanley Black & Decker, Inc.
2.750% due 11/15/50	50,000	47,939
4.250% due 11/15/28	100,000	115,911
Teledyne Technologies, Inc. 2.750% due 04/01/31	200,000	204,746
Textron, Inc.
3.650% due 03/15/27	100,000	109,855
4.000% due 03/15/26	25,000	27,582
Trane Technologies Global Holding Co. Ltd. 4.250% due 06/15/23	100,000	106,267
Trane Technologies Luxembourg Finance SA 3.800% due 03/21/29	100,000	112,010
Trimble, Inc.
4.150% due 06/15/23	50,000	52,728
4.900% due 06/15/28	50,000	57,866
Union Pacific Corp.
due 04/06/36 #	125,000	129,890
due 04/06/71 #	30,000	33,814
2.375% due 05/20/31	40,000	41,005
2.750% due 03/01/26	25,000	26,629
2.891% due 04/06/36 ~	125,000	129,890
2.973% due 09/16/62	25,000	24,157
3.000% due 04/15/27	100,000	107,796
3.200% due 05/20/41	70,000	73,861
3.250% due 08/15/25	50,000	53,855
3.350% due 08/15/46	50,000	53,290
3.500% due 06/08/23	50,000	52,499
3.550% due 05/20/61	100,000	108,311
3.600% due 09/15/37	20,000	22,318
3.646% due 02/15/24	92,000	97,798
3.750% due 07/15/25	50,000	54,809
3.799% due 04/06/71 ~	30,000	33,814
3.839% due 03/20/60	530,000	609,144
United Parcel Service, Inc.
3.400% due 11/15/46	200,000	221,555
5.300% due 04/01/50	500,000	723,054
6.200% due 01/15/38	50,000	72,745
Vulcan Materials Co. 4.500% due 06/15/47	100,000	121,471
Waste Connections, Inc. 3.500% due 05/01/29	100,000	109,722
Waste Management, Inc.
0.750% due 11/15/25	206,000	203,236
2.950% due 06/01/41	35,000	35,889
3.150% due 11/15/27	100,000	108,773

	Principal Amount	Value
Westinghouse Air Brake Technologies Corp.
4.950% due 09/15/28	$100,000	$115,163
4.400% due 03/15/24	100,000	107,532
WRKCo, Inc.
3.000% due 09/15/24	100,000	106,140
4.000% due 03/15/28	100,000	111,919
4.200% due 06/01/32	50,000	57,749
Xylem, Inc.
3.250% due 11/01/26	30,000	32,590
4.375% due 11/01/46	25,000	29,834

		24,066,781

Technology - 2.1%
Activision Blizzard, Inc.
1.350% due 09/15/30	35,000	32,478
2.500% due 09/15/50	100,000	86,785
3.400% due 09/15/26	50,000	54,488
Adobe, Inc.
1.700% due 02/01/23	20,000	20,378
1.900% due 02/01/25	230,000	237,632
Analog Devices, Inc.
due 10/01/31 #	60,000	60,179
due 10/01/41 #	50,000	50,078
due 10/01/51 #	55,000	55,089
3.500% due 12/05/26	100,000	110,204
Apple, Inc.
0.700% due 02/08/26	150,000	148,514
0.750% due 05/11/23	80,000	80,605
1.125% due 05/11/25	65,000	65,494
1.400% due 08/05/28	100,000	98,456
1.650% due 05/11/30	410,000	402,442
1.650% due 02/08/31	200,000	194,768
1.700% due 08/05/31	100,000	97,376
1.800% due 09/11/24	100,000	103,521
2.050% due 09/11/26	100,000	104,110
2.200% due 09/11/29	100,000	103,022
2.400% due 01/13/23	50,000	51,307
2.400% due 05/03/23	600,000	619,621
2.550% due 08/20/60	250,000	228,309
2.650% due 05/11/50	100,000	96,283
2.650% due 02/08/51	100,000	95,807
2.700% due 08/05/51	100,000	96,593
2.850% due 08/05/61	100,000	96,682
2.950% due 09/11/49	65,000	66,193
3.000% due 11/13/27	100,000	108,815
3.250% due 02/23/26	570,000	620,353
3.350% due 02/09/27	200,000	220,668
3.750% due 09/12/47	75,000	86,831
3.750% due 11/13/47	50,000	57,962
3.850% due 08/04/46	35,000	40,980
4.250% due 02/09/47	100,000	124,280
4.500% due 02/23/36	50,000	62,719
4.650% due 02/23/46	445,000	579,847
Applied Materials, Inc.
1.750% due 06/01/30	30,000	29,559
3.900% due 10/01/25	35,000	38,805
4.350% due 04/01/47	45,000	56,524
5.100% due 10/01/35	35,000	45,867
Autodesk, Inc. 2.850% due 01/15/30	55,000	57,463
Broadcom, Inc.
2.450% due 02/15/31 ~	200,000	193,836
3.419% due 04/15/33 ~	250,000	258,999
3.459% due 09/15/26	26,000	28,106
3.500% due 02/15/41 ~	315,000	311,716
3.750% due 02/15/51 ~	140,000	139,986
4.110% due 09/15/28	211,000	234,918
4.250% due 04/15/26	100,000	111,192
4.300% due 11/15/32	200,000	224,288
4.750% due 04/15/29	150,000	172,383

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
5.000% due 04/15/30	$200,000	$233,687
Broadridge Financial Solutions, Inc. 3.400% due 06/27/26	50,000	54,550
Citrix Systems, Inc.
1.250% due 03/01/26	55,000	54,127
3.300% due 03/01/30	50,000	51,100
Dell International LLC
4.000% due 07/15/24	50,000	54,110
4.900% due 10/01/26	100,000	115,269
5.300% due 10/01/29	100,000	120,999
5.450% due 06/15/23	115,000	123,376
5.850% due 07/15/25	200,000	232,797
6.020% due 06/15/26	500,000	595,171
8.100% due 07/15/36	50,000	75,940
8.350% due 07/15/46	50,000	81,248
Electronic Arts, Inc.
1.850% due 02/15/31	30,000	29,035
2.950% due 02/15/51	20,000	19,239
4.800% due 03/01/26	50,000	56,947
Fidelity National Information Services, Inc.
0.375% due 03/01/23	20,000	20,016
0.600% due 03/01/24	15,000	14,982
1.150% due 03/01/26	350,000	347,112
1.650% due 03/01/28	20,000	19,759
2.250% due 03/01/31	50,000	49,669
3.100% due 03/01/41	10,000	10,142
Fiserv, Inc.
2.250% due 06/01/27	100,000	103,206
2.650% due 06/01/30	100,000	102,396
2.750% due 07/01/24	100,000	105,338
3.200% due 07/01/26	25,000	27,003
3.500% due 07/01/29	45,000	49,030
3.850% due 06/01/25	100,000	109,141
4.400% due 07/01/49	40,000	47,969
Genpact Luxembourg SARL 3.375% due 12/01/24	25,000	26,701
Hewlett Packard Enterprise Co.
4.900% due 10/15/25	250,000	283,067
6.200% due 10/15/35	50,000	66,255
6.350% due 10/15/45	50,000	67,240
HP, Inc.
2.650% due 06/17/31 ~	100,000	99,088
6.000% due 09/15/41	55,000	71,121
Intel Corp.
1.600% due 08/12/28	25,000	24,927
2.000% due 08/12/31	50,000	49,764
2.450% due 11/15/29	150,000	156,530
2.600% due 05/19/26	100,000	106,708
2.800% due 08/12/41	40,000	39,918
3.050% due 08/12/51	20,000	19,907
3.200% due 08/12/61	25,000	25,178
3.250% due 11/15/49	500,000	518,906
3.700% due 07/29/25	145,000	158,769
4.600% due 03/25/40	400,000	500,634
International Business Machines Corp.
2.850% due 05/15/40	100,000	99,861
3.000% due 05/15/24	200,000	212,210
3.300% due 05/15/26	300,000	327,175
3.375% due 08/01/23	300,000	316,361
3.500% due 05/15/29	170,000	187,958
4.150% due 05/15/39	100,000	118,139
4.250% due 05/15/49	300,000	364,300
5.600% due 11/30/39	26,000	36,175
Intuit, Inc. 1.650% due 07/15/30	15,000	14,633
Lam Research Corp.
4.000% due 03/15/29	55,000	63,169
4.875% due 03/15/49	25,000	33,738
Leidos, Inc. 2.300% due 02/15/31	55,000	53,807

	Principal Amount	Value
Marvell Technology, Inc. 4.200% due 06/22/23 ~	$50,000	$52,810
Maxim Integrated Products, Inc. 3.450% due 06/15/27	100,000	109,920
Micron Technology, Inc. 2.497% due 04/24/23	250,000	257,633
Microsoft Corp.
2.000% due 08/08/23	50,000	51,493
2.375% due 05/01/23	100,000	102,878
2.400% due 08/08/26	750,000	797,269
2.525% due 06/01/50	535,000	515,704
2.675% due 06/01/60	166,000	161,206
2.875% due 02/06/24	35,000	36,843
2.921% due 03/17/52	278,000	287,967
3.125% due 11/03/25	100,000	108,461
3.300% due 02/06/27	300,000	331,992
3.450% due 08/08/36	72,000	82,477
3.700% due 08/08/46	500,000	591,653
NVIDIA Corp.
0.584% due 06/14/24	75,000	75,115
2.000% due 06/15/31	100,000	99,548
2.850% due 04/01/30	250,000	268,040
3.500% due 04/01/50	200,000	224,433
NXP BV (China)
2.500% due 05/11/31 ~	100,000	101,004
3.250% due 05/11/41 ~	60,000	62,047
4.300% due 06/18/29 ~	150,000	170,129
Oracle Corp.
1.650% due 03/25/26	45,000	45,658
2.300% due 03/25/28	70,000	71,638
2.800% due 04/01/27	500,000	529,971
2.875% due 03/25/31	75,000	77,231
2.950% due 05/15/25	150,000	159,245
3.250% due 11/15/27	350,000	380,029
3.600% due 04/01/40	500,000	519,308
3.650% due 03/25/41	80,000	82,862
3.850% due 07/15/36	50,000	54,381
3.850% due 04/01/60	300,000	305,547
3.900% due 05/15/35	105,000	115,719
3.950% due 03/25/51	120,000	126,793
4.000% due 07/15/46	250,000	265,295
4.100% due 03/25/61	95,000	101,356
4.300% due 07/08/34	100,000	113,638
4.375% due 05/15/55	200,000	224,885
6.125% due 07/08/39	100,000	135,585
6.500% due 04/15/38	100,000	139,452
QUALCOMM, Inc.
2.600% due 01/30/23	100,000	102,832
2.900% due 05/20/24	50,000	52,859
3.250% due 05/20/27	50,000	54,877
3.450% due 05/20/25	150,000	162,625
4.300% due 05/20/47	30,000	37,276
4.800% due 05/20/45	150,000	197,500
Roper Technologies, Inc.
1.750% due 02/15/31	200,000	190,881
2.350% due 09/15/24	15,000	15,712
3.800% due 12/15/26	30,000	33,344
4.200% due 09/15/28	95,000	108,053
salesforce.com, Inc.
1.500% due 07/15/28	65,000	64,723
1.950% due 07/15/31	80,000	79,681
2.900% due 07/15/51	100,000	99,926
3.050% due 07/15/61	50,000	50,691
0.625% due 07/15/24	55,000	55,112
2.700% due 07/15/41	60,000	59,894
ServiceNow, Inc. 1.400% due 09/01/30	65,000	61,011
Texas Instruments, Inc.
1.375% due 03/12/25	250,000	254,505
4.150% due 05/15/48	100,000	124,191

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
VMware, Inc. 3.900% due 08/21/27	$30,000	$33,457
Xilinx, Inc. 2.950% due 06/01/24	100,000	105,448

		24,089,921

Utilities - 2.1%
AEP Texas, Inc. 3.450% due 05/15/51	35,000	36,245
AEP Transmission Co. LLC 4.250% due 09/15/48	35,000	42,761
AES Corp.
1.375% due 01/15/26	75,000	74,065
2.450% due 01/15/31	100,000	98,757
Alabama Power Co.
3.125% due 07/15/51	100,000	102,774
4.150% due 08/15/44	90,000	105,847
4.300% due 07/15/48	15,000	18,513
Ameren Illinois Co.
3.250% due 03/01/25	50,000	53,468
3.800% due 05/15/28	50,000	56,013
4.150% due 03/15/46	50,000	60,395
American Electric Power Co., Inc.
0.750% due 11/01/23	20,000	20,002
1.000% due 11/01/25	30,000	29,678
American Water Capital Corp.
2.300% due 06/01/31	50,000	50,569
2.950% due 09/01/27	35,000	37,693
3.250% due 06/01/51	50,000	51,849
3.450% due 06/01/29	100,000	110,302
3.750% due 09/01/47	50,000	56,131
4.300% due 12/01/42	100,000	121,171
Appalachian Power Co.
3.700% due 05/01/50	150,000	163,697
7.000% due 04/01/38	150,000	222,049
Arizona Public Service Co.
2.200% due 12/15/31	65,000	64,315
2.950% due 09/15/27	50,000	53,613
4.500% due 04/01/42	100,000	121,107
Atmos Energy Corp.
0.625% due 03/09/23	35,000	35,001
3.000% due 06/15/27	30,000	32,285
4.150% due 01/15/43	64,000	73,894
4.300% due 10/01/48	50,000	60,716
Avangrid, Inc. 3.150% due 12/01/24	50,000	53,321
Baltimore Gas and Electric Co.
2.900% due 06/15/50	30,000	29,689
3.200% due 09/15/49	70,000	73,033
3.750% due 08/15/47	50,000	56,740
Berkshire Hathaway Energy Co.
2.800% due 01/15/23	40,000	41,190
3.250% due 04/15/28	30,000	32,756
3.800% due 07/15/48	25,000	28,335
4.250% due 10/15/50	200,000	243,515
4.450% due 01/15/49	50,000	61,820
6.125% due 04/01/36	99,000	137,185
Black Hills Corp.
3.150% due 01/15/27	50,000	53,329
4.350% due 05/01/33	30,000	34,679
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31	55,000	56,185
2.400% due 09/01/26	50,000	52,574
3.000% due 02/01/27	50,000	53,624
3.350% due 04/01/51	85,000	92,641
CenterPoint Energy, Inc. 4.250% due 11/01/28	25,000	28,510
CenterPoint Energy Resources Corp. 4.000% due 04/01/28	100,000	111,966

	Principal Amount	Value
Commonwealth Edison Co.
3.700% due 08/15/28	$20,000	$22,538
3.750% due 08/15/47	50,000	56,806
3.800% due 10/01/42	100,000	113,210
Connecticut Light & Power Co.
0.750% due 12/01/25	150,000	148,004
4.150% due 06/01/45	25,000	30,294
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31	50,000	50,620
3.600% due 06/15/61	50,000	52,353
3.950% due 03/01/43	100,000	112,365
3.950% due 04/01/50	250,000	285,615
4.000% due 12/01/28	100,000	113,585
4.125% due 05/15/49	50,000	58,068
4.300% due 12/01/56	50,000	58,923
4.500% due 12/01/45	100,000	121,212
Consumers Energy Co.
3.250% due 08/15/46	50,000	52,682
3.800% due 11/15/28	100,000	112,484
4.350% due 04/15/49	100,000	124,710
Dominion Energy, Inc.
1.450% due 04/15/26	40,000	40,154
2.250% due 08/15/31	45,000	44,895
2.850% due 08/15/26	30,000	31,894
3.071% due 08/15/24	70,000	74,014
3.300% due 04/15/41	30,000	31,197
3.375% due 04/01/30	350,000	379,378
4.250% due 06/01/28	50,000	56,857
4.700% due 12/01/44	100,000	124,390
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43	100,000	125,579
5.300% due 05/15/33	50,000	64,356
5.450% due 02/01/41	50,000	67,988
DTE Electric Co.
2.250% due 03/01/30	50,000	50,802
2.950% due 03/01/50	50,000	50,231
3.375% due 03/01/25	50,000	53,716
3.650% due 03/15/24	51,000	54,377
DTE Energy Co. 0.550% due 11/01/22	15,000	15,035
Duke Energy Carolinas LLC
3.050% due 03/15/23	150,000	155,617
3.750% due 06/01/45	200,000	223,372
6.050% due 04/15/38	110,000	154,211
6.100% due 06/01/37	25,000	34,270
Duke Energy Corp.
2.450% due 06/01/30	160,000	161,819
2.550% due 06/15/31	100,000	101,402
3.150% due 08/15/27	50,000	53,886
3.300% due 06/15/41	100,000	101,710
3.500% due 06/15/51	100,000	103,142
3.950% due 08/15/47	50,000	55,297
4.200% due 06/15/49	65,000	74,624
Duke Energy Florida LLC
1.750% due 06/15/30	250,000	242,710
2.500% due 12/01/29	50,000	51,757
Duke Energy Indiana LLC
2.750% due 04/01/50	60,000	57,548
3.250% due 10/01/49	50,000	51,873
3.750% due 05/15/46	50,000	55,692
4.900% due 07/15/43	100,000	127,255
Duke Energy Ohio, Inc. 2.125% due 06/01/30	35,000	34,789
Duke Energy Progress LLC 3.700% due 09/01/28	100,000	111,597
Edison International
2.950% due 03/15/23	100,000	102,915
5.750% due 06/15/27	10,000	11,522
El Paso Electric Co. 5.000% due 12/01/44	50,000	61,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Emera US Finance LP (Canada)
3.550% due 06/15/26	$35,000	$37,852
4.750% due 06/15/46	200,000	236,435
Enel Chile SA (Chile) 4.875% due 06/12/28	50,000	57,352
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	53,391
Entergy Arkansas LLC
3.500% due 04/01/26	50,000	54,633
4.200% due 04/01/49	50,000	60,631
Entergy Corp.
0.900% due 09/15/25	150,000	147,562
2.800% due 06/15/30	100,000	103,264
2.950% due 09/01/26	30,000	31,934
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	56,773
Entergy Louisiana LLC
0.620% due 11/17/23	25,000	25,005
2.350% due 06/15/32	100,000	100,334
3.100% due 06/15/41	400,000	414,533
3.250% due 04/01/28	50,000	54,070
4.200% due 09/01/48	50,000	59,994
4.950% due 01/15/45	40,000	43,639
Essential Utilities, Inc. 2.400% due 05/01/31	100,000	100,645
Evergy Kansas Central, Inc.
3.100% due 04/01/27	50,000	53,779
4.100% due 04/01/43	100,000	116,947
Evergy Metro, Inc. 3.650% due 08/15/25	50,000	54,313
Eversource Energy
2.900% due 10/01/24	50,000	52,859
3.300% due 01/15/28	100,000	108,360
3.800% due 12/01/23	15,000	15,995
4.250% due 04/01/29	25,000	28,624
Exelon Corp.
3.950% due 06/15/25	100,000	108,919
4.050% due 04/15/30	300,000	340,186
4.450% due 04/15/46	100,000	120,945
4.950% due 06/15/35	35,000	43,403
5.100% due 06/15/45	35,000	45,977
Florida Power & Light Co.
2.850% due 04/01/25	350,000	371,641
3.700% due 12/01/47	200,000	231,135
4.950% due 06/01/35	100,000	129,304
5.690% due 03/01/40	35,000	49,531
5.950% due 02/01/38	125,000	177,589
Georgia Power Co. 4.300% due 03/15/42	100,000	116,744
Indiana Michigan Power Co.
3.250% due 05/01/51	60,000	62,118
4.250% due 08/15/48	25,000	30,280
Interstate Power & Light Co. 3.500% due 09/30/49	25,000	27,308
ITC Holdings Corp.
3.350% due 11/15/27	50,000	54,267
3.650% due 06/15/24	25,000	26,648
Kentucky Utilities Co. 4.375% due 10/01/45	40,000	48,399
Louisville Gas & Electric Co. 4.250% due 04/01/49	35,000	42,328
MidAmerican Energy Co.
3.650% due 08/01/48	100,000	112,350
6.750% due 12/30/31	100,000	140,638
Mississippi Power Co. 3.950% due 03/30/28	25,000	27,885
National Fuel Gas Co.
3.750% due 03/01/23	100,000	103,557
3.950% due 09/15/27	50,000	53,806
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31	100,000	92,997
1.650% due 06/15/31	200,000	190,139

	Principal Amount	Value
4.023% due 11/01/32	$100,000	$116,908
8.000% due 03/01/32	50,000	73,947
NextEra Energy Capital Holdings, Inc.
0.650% due 03/01/23	45,000	45,162
2.250% due 06/01/30	80,000	80,512
4.800% due 12/01/77	100,000	112,299
5.650% due 05/01/79	100,000	117,414
NiSource, Inc.
0.950% due 08/15/25	200,000	197,702
3.490% due 05/15/27	50,000	54,827
3.950% due 03/30/48	50,000	56,662
4.800% due 02/15/44	100,000	123,727
5.250% due 02/15/43	100,000	129,899
Northern States Power Co. 2.600% due 06/01/51	50,000	47,482
NSTAR Electric Co. 2.375% due 10/15/22	100,000	101,672
OGE Energy Corp. 0.703% due 05/26/23	40,000	40,004
Oglethorpe Power Corp. 5.050% due 10/01/48	100,000	124,006
Ohio Edison Co. 6.875% due 07/15/36	150,000	215,767
Ohio Power Co. 1.625% due 01/15/31	65,000	62,129
Oklahoma Gas & Electric Co. 3.850% due 08/15/47	50,000	57,140
Oncor Electric Delivery Co LLC
0.550% due 10/01/25	70,000	68,306
3.700% due 11/15/28	100,000	113,122
3.800% due 09/30/47	50,000	57,668
5.300% due 06/01/42	100,000	137,002
Pacific Gas and Electric Co.
2.500% due 02/01/31	100,000	95,259
3.300% due 08/01/40	250,000	231,060
3.450% due 07/01/25	400,000	417,942
3.500% due 08/01/50	45,000	41,015
4.500% due 07/01/40	300,000	306,676
4.550% due 07/01/30	300,000	324,629
4.950% due 07/01/50	200,000	213,156
PacifiCorp
2.700% due 09/15/30	300,000	312,601
2.900% due 06/15/52	80,000	77,971
3.300% due 03/15/51	300,000	312,417
3.500% due 06/15/29	35,000	38,605
4.125% due 01/15/49	70,000	82,620
PECO Energy Co.
2.800% due 06/15/50	45,000	44,232
3.000% due 09/15/49	55,000	55,514
3.150% due 10/15/25	50,000	53,870
3.900% due 03/01/48	60,000	69,520
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/50	225,000	230,458
4.650% due 08/01/43	35,000	42,494
Potomac Electric Power Co. 3.600% due 03/15/24	100,000	106,405
PPL Electric Utilities Corp.
3.000% due 10/01/49	70,000	71,808
4.150% due 10/01/45	25,000	30,111
4.150% due 06/15/48	100,000	122,568
4.750% due 07/15/43	50,000	64,456
Progress Energy, Inc. 7.750% due 03/01/31	100,000	140,902
PSEG Power LLC 3.850% due 06/01/23	100,000	105,227
Public Service Co. of Colorado
1.875% due 06/15/31	200,000	196,692
2.700% due 01/15/51	100,000	97,112
3.700% due 06/15/28	50,000	55,750
3.800% due 06/15/47	50,000	57,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Public Service Co. of New Hampshire 2.200% due 06/15/31	$30,000	$30,268
Public Service Co. of Oklahoma 2.200% due 08/15/31	100,000	98,748
Public Service Electric and Gas Co.
0.950% due 03/15/26	100,000	99,441
2.050% due 08/01/50	100,000	86,217
3.000% due 03/01/51	100,000	103,012
3.200% due 08/01/49	60,000	62,933
4.050% due 05/01/48	25,000	30,132
Public Service Enterprise Group, Inc.
2.650% due 11/15/22	50,000	51,181
2.875% due 06/15/24	70,000	73,746
Puget Energy, Inc. 3.650% due 05/15/25	100,000	106,876
Puget Sound Energy, Inc.
2.893% due 09/15/51	55,000	53,395
5.795% due 03/15/40	25,000	34,855
San Diego Gas & Electric Co.
1.700% due 10/01/30	95,000	91,559
3.750% due 06/01/47	50,000	56,663
4.100% due 06/15/49	100,000	117,981
4.150% due 05/15/48	25,000	30,167
Sempra Energy
3.400% due 02/01/28	65,000	70,153
3.800% due 02/01/38	100,000	110,793
Southern California Edison Co.
2.250% due 06/01/30	120,000	117,932
2.850% due 08/01/29	75,000	77,894
2.950% due 02/01/51	320,000	292,812
3.500% due 10/01/23	100,000	105,277
3.650% due 03/01/28	50,000	54,195
3.650% due 02/01/50	70,000	71,650
3.700% due 08/01/25	30,000	32,630
3.900% due 03/15/43	50,000	53,470
4.125% due 03/01/48	10,000	10,916
4.500% due 09/01/40	50,000	56,702
Southern California Gas Co. 2.600% due 06/15/26	50,000	52,908
Southern Co.
2.950% due 07/01/23	25,000	25,961
4.000% due 01/15/51	350,000	370,849
4.250% due 07/01/36	30,000	34,591
4.400% due 07/01/46	450,000	530,086
Southwest Gas Corp. 3.800% due 09/29/46	50,000	53,975
Southwestern Electric Power Co.
3.900% due 04/01/45	50,000	54,825
4.100% due 09/15/28	50,000	56,471
6.200% due 03/15/40	50,000	69,680
Southwestern Public Service Co.
3.300% due 06/15/24	50,000	52,808
3.750% due 06/15/49	100,000	114,109
Tampa Electric Co.
4.300% due 06/15/48	50,000	61,030
4.450% due 06/15/49	50,000	62,183
Tucson Electric Power Co.
3.050% due 03/15/25	50,000	53,040
4.850% due 12/01/48	100,000	129,328
Union Electric Co.
2.625% due 03/15/51	200,000	190,050
8.450% due 03/15/39	100,000	170,313
Virginia Electric & Power Co.
2.950% due 11/15/26	50,000	53,708
3.150% due 01/15/26	35,000	37,688
3.800% due 09/15/47	50,000	56,623
4.000% due 11/15/46	20,000	23,165
8.875% due 11/15/38	25,000	43,967
Washington Gas Light Co. 3.650% due 09/15/49	25,000	28,152

	Principal Amount	Value
WEC Energy Group, Inc.
0.800% due 03/15/24	$160,000	$160,546
3.550% due 06/15/25	84,000	90,847
Wisconsin Electric Power Co. 4.300% due 10/15/48	10,000	12,420
Wisconsin Power & Light Co. 3.050% due 10/15/27	100,000	107,746
Xcel Energy, Inc.
0.500% due 10/15/23	40,000	40,055
4.000% due 06/15/28	50,000	56,180

		24,024,518

Total Corporate Bonds & Notes (Cost $296,222,575)		314,480,060

MORTGAGE-BACKED SECURITIES - 29.3%
Collateralized Mortgage Obligations - Commercial - 2.0%
Bank
due 09/15/64 #	500,000	514,528
1.844% due 03/15/63	131,250	128,921
1.997% due 11/15/53	250,000	248,142
2.649% due 01/15/63	200,000	209,487
2.920% due 12/15/52	200,000	213,517
3.175% due 09/15/60	200,000	215,682
BBCMS Mortgage Trust
2.299% due 02/15/54	300,000	304,792
2.639% due 02/15/53	200,000	209,188
Benchmark Mortgage Trust
1.850% due 09/15/53	250,000	246,168
1.925% due 07/15/53	197,917	196,025
2.577% due 04/15/54	200,000	207,865
2.732% due 02/15/53	200,000	210,443
4.121% due 07/15/51 §	200,000	227,975
CD Mortgage Trust 3.456% due 11/13/50	175,000	191,480
Citigroup Commercial Mortgage Trust
3.372% due 10/10/47	315,841	333,486
3.778% due 09/10/58	600,000	655,611
Commercial Mortgage Pass-Through 3.525% due 02/10/49	251,400	265,136
Commercial Mortgage Trust
3.819% due 06/10/47	300,000	321,651
4.228% due 05/10/51	400,000	455,785
CSAIL Commercial Mortgage Trust 3.458% due 11/15/50 §	600,000	652,716
Fannie Mae - Aces
1.270% due 07/25/30	200,000	194,108
1.515% due 02/25/31 §	245,000	241,211
1.740% due 11/25/32 §	500,000	492,430
1.821% due 02/25/30	48,200	48,735
2.723% due 10/25/24	179,581	187,997
2.980% due 08/25/29	500,000	547,016
2.999% due 01/25/28 §	500,000	542,538
3.061% due 05/25/27 §	200,000	217,306
3.082% due 12/25/27 §	174,819	190,336
3.775% due 08/25/30 §	300,000	345,627
Freddie Mac
1.350% due 05/25/30	575,000	564,427
1.406% due 08/25/30	250,000	246,211
1.477% due 04/25/30	107,143	106,340
1.517% due 03/25/30	222,222	221,361
1.547% due 10/25/30	200,000	198,858
1.558% due 04/25/30	140,000	139,797
1.621% due 12/25/30	186,667	186,682
1.872% due 03/25/53	166,667	170,363
1.940% due 02/25/35	352,000	347,286
2.020% due 03/25/31	250,000	258,133
2.862% due 05/25/26	500,000	536,462
2.946% due 07/25/24	750,000	789,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Freddie Mac Multifamily Structured Pass Through Certificates
2.524% due 10/25/29	$200,000	$213,967
2.673% due 03/25/26 - 09/25/29	800,000	857,300
2.745% due 01/25/26	400,000	427,530
3.171% due 10/25/24	850,000	909,237
3.208% due 02/25/26	375,000	405,736
3.310% due 05/25/23 §	500,000	521,638
3.422% due 02/25/29	196,721	222,593
3.926% due 06/25/28	100,000	115,528
3.990% due 08/25/33 §	42,000	50,242
GS Mortgage Securities Trust 3.734% due 11/10/48	1,000,000	1,092,847
JPMBB Commercial Mortgage Securities Trust Class B 4.274% due 12/15/48	600,000	638,199
JPMDB Commercial Mortgage Securities Trust 2.180% due 05/13/53	300,000	302,899
JPMorgan Chase Commercial Mortgage Securities Trust 3.143% due 12/15/47	491,190	504,802
Morgan Stanley Bank of America Merrill Lynch Trust
3.720% due 12/15/49	570,000	628,311
3.753% due 12/15/47	700,000	761,678
Morgan Stanley Capital I Trust
2.728% due 05/15/54	250,000	262,608
3.596% due 12/15/49	400,000	438,293
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54	250,000	260,229
2.652% due 08/15/49	350,000	368,125
2.925% due 04/15/50	300,000	313,463
3.453% due 07/15/50	500,000	548,259
4.184% due 06/15/51	200,000	227,753

		22,852,908

Fannie Mae - 16.3%
due 10/01/36 - 10/01/51 #	46,325,000	47,024,329
1.500% due 12/01/35 - 03/01/51	7,959,671	7,844,719
1.940% (USD LIBOR + 1.690%) due 08/01/39 §	2,976	3,141
1.945% (USD LIBOR + 1.695%) due 06/01/38 §	1,645	1,667
2.000% due 11/01/35 - 07/01/51	41,421,413	41,717,587
2.500% due 10/01/27 - 09/01/51	28,857,772	29,868,227
3.000% due 05/01/22 - 07/01/50	20,626,492	21,782,665
3.500% due 10/01/25 - 06/01/50	13,977,141	15,027,855
4.000% due 04/01/24 - 02/01/50	12,113,382	13,147,250
4.500% due 05/01/23 - 03/01/50	4,286,698	4,733,665
5.000% due 09/01/23 - 09/01/48	1,472,261	1,666,582
5.500% due 11/01/33 - 07/01/41	810,998	941,535
6.000% due 09/01/34 - 06/01/40	351,310	412,767
6.500% due 09/01/36 - 07/01/38	66,439	76,745

		184,248,734

Freddie Mac - 5.0%
1.500% due 04/01/51 - 05/01/51	2,779,095	2,702,793
2.000% due 09/01/35 - 09/01/51	11,904,108	12,079,111
2.500% due 08/01/28 - 10/01/50	7,801,810	8,084,342
3.000% due 09/01/26 - 06/01/51	14,116,001	14,913,562
3.500% due 03/01/26 - 05/01/50	9,495,189	10,168,274
4.000% due 02/01/25 - 01/01/48	4,446,371	4,857,276
4.500% due 08/01/24 - 07/01/48	1,648,124	1,819,572
5.000% due 12/01/31 - 03/01/41	662,948	756,608
5.500% due 04/01/34 - 08/01/40	335,181	390,108
6.000% due 04/01/36 - 05/01/40	444,291	522,059
6.500% due 08/01/37 - 04/01/39	35,059	40,146

		56,333,851

	Principal Amount	Value
Government National Mortgage Association - 6.0%
due 10/01/51 #	$8,275,000	$8,509,815
2.000% due 10/20/50 - 09/20/51	11,540,913	11,721,277
2.500% due 01/20/43 - 08/20/51	12,575,662	12,999,810
3.000% due 08/20/42 - 12/20/50	12,811,117	13,477,265
3.500% due 10/15/41 - 07/20/50	10,499,935	11,201,166
4.000% due 06/15/39 - 01/20/50	5,124,038	5,557,581
4.500% due 02/15/39 - 12/20/47	2,131,439	2,368,623
5.000% due 05/15/36 - 01/20/48	966,532	1,102,117
5.500% due 04/15/37 - 04/15/40	288,014	335,360
6.000% due 01/15/38 - 06/15/41	91,193	107,430
6.500% due 10/15/38 - 02/15/39	19,842	23,024

		67,403,468

Total Mortgage-Backed Securities (Cost $327,890,112)		330,838,961

ASSET-BACKED SECURITIES - 0.3%
AmeriCredit Automobile Receivables Trust 0.370% due 08/18/25	100,000	99,976
BA Credit Card Trust 0.440% due 09/15/26	27,000	26,943
BMW Vehicle Lease Trust 0.330% due 12/26/24	55,000	54,961
Carmax Auto Owner Trust 0.340% due 12/15/25	229,000	228,963
CarMax Auto Owner Trust 0.520% due 02/17/26	80,000	80,170
Citibank Credit Card Issuance Trust 6.150% due 06/15/39	250,000	348,535
CNH Equipment Trust 0.440% due 08/17/26	225,000	224,717
Discover Card Execution Note Trust 1.030% due 09/15/28	272,000	270,441
Ford Credit Auto Lease Trust 0.370% due 10/15/24	218,000	217,876
Ford Credit Floorplan Master Owner Trust 0.700% due 09/15/25	250,000	251,260
GM Financial Automobile Leasing Trust 0.340% due 05/20/24	167,000	167,029
GM Financial Consumer Automobile Receivables Trust
0.350% due 10/16/25	111,000	111,036
0.380% due 08/18/25	57,000	57,046
0.510% due 04/16/26	90,000	90,138
Honda Auto Receivables Owner Trust 0.330% due 08/15/25	185,000	184,777
Hyundai Auto Receivables Trust 0.380% due 01/15/26	250,000	249,586
John Deere Owner Trust 0.520% due 03/16/26	86,000	85,973
Mercedes-Benz Auto Lease Trust 0.250% due 01/16/24	300,000	300,120
Santander Drive Auto Receivables Trust 0.340% due 02/18/25	187,000	187,132
Verizon Owner Trust Class A 0.470% due 02/20/25	300,000	300,778

Total Asset-Backed Securities (Cost $3,511,507)		3,537,457

U.S. GOVERNMENT AGENCY ISSUES - 1.5%
Fannie Mae
0.250% due 05/22/23	1,075,000	1,075,594
0.250% due 07/10/23	850,000	849,950
0.250% due 11/27/23	1,125,000	1,123,902
0.375% due 08/25/25	95,000	93,581
0.500% due 11/07/25	115,000	113,557
0.625% due 04/22/25	430,000	429,298

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
0.750% due 10/08/27	$300,000	$292,199
0.875% due 08/05/30	500,000	471,075
2.625% due 09/06/24	960,000	1,020,299
5.625% due 07/15/37	100,000	149,351
6.625% due 11/15/30	500,000	714,386
7.125% due 01/15/30	525,000	754,530
Federal Farm Credit Banks Funding Corp.
0.125% due 04/13/23	900,000	899,212
0.125% due 06/14/23	250,000	249,605
0.250% due 02/26/24	530,000	528,756
Federal Home Loan Bank
0.125% due 10/21/22	900,000	900,077
0.125% due 03/17/23	260,000	259,863
0.375% due 09/04/25	475,000	467,472
0.500% due 04/14/25	500,000	497,218
5.500% due 07/15/36	100,000	146,031
Freddie Mac
0.250% due 06/26/23	500,000	500,087
0.250% due 08/24/23	65,000	64,986
0.250% due 09/08/23	145,000	144,924
0.250% due 11/06/23	800,000	799,062
0.250% due 12/04/23	680,000	678,679
0.375% due 05/05/23	500,000	501,074
0.375% due 07/21/25	180,000	177,702
0.375% due 09/23/25	825,000	811,894
1.500% due 02/12/25	250,000	257,287
2.750% due 06/19/23	500,000	521,560
6.250% due 07/15/32	225,000	326,364
Tennessee Valley Authority
3.500% due 12/15/42	100,000	116,717
4.250% due 09/15/65	200,000	279,671
5.250% due 09/15/39	25,000	35,521
5.375% due 04/01/56	50,000	80,463
6.750% due 11/01/25	150,000	185,628
7.125% due 05/01/30	50,000	72,084

Total U.S. Government Agency Issues (Cost $16,221,273)		16,589,659

U.S. TREASURY OBLIGATIONS - 38.2%
U.S. Treasury Bonds - 8.1%
1.125% due 05/15/40	1,750,000	1,513,135
1.125% due 08/15/40	3,700,000	3,185,180
1.250% due 05/15/50	3,350,000	2,741,635
1.375% due 11/15/40	4,500,000	4,043,672
1.375% due 08/15/50	3,600,000	3,038,906
1.625% due 11/15/50	3,100,000	2,786,004
1.750% due 08/15/41	1,750,000	1,673,438
1.875% due 02/15/41	2,350,000	2,299,512
1.875% due 02/15/51	2,350,000	2,241,680
2.000% due 02/15/50	2,250,000	2,211,152
2.000% due 08/15/51	2,200,000	2,161,500
2.250% due 05/15/41	1,200,000	1,248,188
2.250% due 08/15/46	2,150,000	2,221,135
2.250% due 08/15/49	1,100,000	1,140,563
2.375% due 11/15/49	1,950,000	2,076,065
2.375% due 05/15/51	3,000,000	3,202,500
2.500% due 02/15/45	2,800,000	3,024,656
2.500% due 02/15/46	2,600,000	2,812,672
2.500% due 05/15/46	1,000,000	1,082,383
2.750% due 08/15/42	450,000	506,584
2.750% due 11/15/42	1,850,000	2,081,033
2.750% due 11/15/47	2,500,000	2,841,211
2.875% due 08/15/45	1,000,000	1,153,359
2.875% due 05/15/49	1,275,000	1,491,949
3.000% due 05/15/42	1,075,000	1,257,288
3.000% due 05/15/45	1,500,000	1,765,313
3.000% due 11/15/45	1,900,000	2,240,367
3.000% due 02/15/47	500,000	592,617

	Principal Amount	Value
3.000% due 05/15/47	$1,700,000	$2,017,223
3.000% due 02/15/48	2,000,000	2,378,750
3.000% due 08/15/48	1,500,000	1,787,695
3.000% due 02/15/49	2,000,000	2,391,406
3.125% due 11/15/41	975,000	1,161,545
3.125% due 02/15/43	1,000,000	1,191,914
3.125% due 08/15/44	600,000	718,242
3.125% due 05/15/48	2,700,000	3,285,984
3.625% due 08/15/43	1,525,000	1,957,897
3.625% due 02/15/44	500,000	643,770
3.750% due 08/15/41	1,300,000	1,685,531
3.750% due 11/15/43	1,000,000	1,308,594
4.250% due 11/15/40	750,000	1,031,045
4.375% due 05/15/40	1,025,000	1,426,672
4.375% due 05/15/41	775,000	1,085,696
4.500% due 02/15/36	1,750,000	2,391,826
4.500% due 05/15/38	500,000	694,902
4.500% due 08/15/39	700,000	983,363
4.750% due 02/15/41	1,350,000	1,972,898
5.375% due 02/15/31	1,100,000	1,480,961
6.250% due 05/15/30	1,050,000	1,465,078

		91,694,689

U.S. Treasury Notes - 30.1%
0.125% due 10/31/22	2,000,000	2,000,625
0.125% due 11/30/22	3,500,000	3,500,137
0.125% due 12/31/22	5,000,000	4,999,414
0.125% due 01/31/23	2,500,000	2,499,219
0.125% due 03/31/23	2,500,000	2,498,047
0.125% due 05/31/23	2,000,000	1,996,953
0.125% due 07/15/23	3,000,000	2,994,316
0.125% due 08/31/23	2,500,000	2,493,555
0.125% due 02/15/24	2,300,000	2,287,242
0.250% due 04/15/23	3,000,000	3,002,754
0.250% due 06/15/23	3,000,000	3,001,289
0.250% due 09/30/23	750,000	749,458
0.250% due 11/15/23	2,000,000	1,997,578
0.250% due 06/15/24	2,500,000	2,486,328
0.250% due 05/31/25	2,750,000	2,704,238
0.250% due 06/30/25	3,500,000	3,438,477
0.250% due 07/31/25	5,000,000	4,905,469
0.250% due 08/31/25	3,500,000	3,429,316
0.250% due 09/30/25	4,200,000	4,110,914
0.250% due 10/31/25	6,000,000	5,863,828
0.375% due 04/30/25	3,000,000	2,967,422
0.375% due 11/30/25	2,500,000	2,452,832
0.375% due 12/31/25	3,500,000	3,430,273
0.375% due 01/31/26	4,000,000	3,915,000
0.500% due 03/31/25	3,000,000	2,984,062
0.500% due 02/28/26	3,500,000	3,441,621
0.500% due 05/31/27	3,500,000	3,382,012
0.500% due 06/30/27	1,000,000	965,547
0.500% due 08/31/27	2,500,000	2,406,836
0.500% due 10/31/27	2,000,000	1,919,922
0.625% due 07/31/26	3,250,000	3,198,203
0.625% due 05/15/30	3,350,000	3,127,604
0.625% due 08/15/30	2,500,000	2,326,318
0.750% due 03/31/26	2,500,000	2,482,813
0.750% due 04/30/26	2,500,000	2,481,250
0.750% due 05/31/26	3,000,000	2,975,039
0.750% due 08/31/26	2,000,000	1,978,906
0.750% due 01/31/28	2,500,000	2,428,223
0.875% due 06/30/26	4,500,000	4,484,531
0.875% due 11/15/30	4,250,000	4,034,263
1.000% due 07/31/28	2,000,000	1,961,563
1.125% due 02/28/25	3,500,000	3,558,994
1.125% due 02/28/27	750,000	752,754
1.125% due 02/29/28	2,750,000	2,733,350
1.125% due 08/31/28	2,750,000	2,717,988
1.125% due 02/15/31	3,500,000	3,390,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Value	Value
1.250% due 08/31/24	$4,000,000	$4,087,188
1.250% due 03/31/28	1,000,000	1,000,273
1.250% due 04/30/28	2,500,000	2,498,828
1.250% due 05/31/28	500,000	499,336
1.250% due 06/30/28	1,500,000	1,497,012
1.250% due 09/30/28	3,000,000	2,987,578
1.250% due 08/15/31	1,000,000	975,859
1.375% due 10/15/22	2,000,000	2,026,355
1.375% due 02/15/23	1,500,000	1,525,137
1.375% due 06/30/23	4,300,000	4,386,756
1.375% due 01/31/25	5,500,000	5,639,863
1.375% due 08/31/26	3,500,000	3,567,676
1.500% due 03/31/23	1,500,000	1,529,736
1.500% due 09/30/24	3,000,000	3,088,477
1.500% due 10/31/24	2,000,000	2,059,219
1.500% due 08/15/26	3,200,000	3,281,500
1.500% due 01/31/27	3,500,000	3,583,262
1.500% due 02/15/30	3,250,000	3,271,519
1.625% due 11/15/22	4,975,000	5,059,925
1.625% due 05/31/23	1,000,000	1,023,496
1.625% due 10/31/23	3,000,000	3,082,266
1.625% due 02/15/26	1,900,000	1,961,008
1.625% due 05/15/26	1,300,000	1,341,133
1.625% due 10/31/26	5,500,000	5,670,156
1.625% due 08/15/29	2,000,000	2,037,578
1.625% due 05/15/31	6,000,000	6,071,250
1.750% due 05/15/23	4,750,000	4,869,678
1.750% due 06/30/24	3,000,000	3,106,406
1.750% due 12/31/24	1,600,000	1,660,438
1.750% due 12/31/26	2,500,000	2,592,871
1.875% due 08/31/24	3,000,000	3,120,117
1.875% due 07/31/26	1,000,000	1,043,633
2.000% due 10/31/22	4,000,000	4,082,422
2.000% due 11/30/22	2,400,000	2,452,687
2.000% due 02/15/23	6,950,000	7,126,736
2.000% due 05/31/24	5,000,000	5,206,641
2.000% due 02/15/25	2,000,000	2,092,383
2.000% due 11/15/26	1,000,000	1,049,531
2.125% due 11/30/23	2,500,000	2,597,656
2.125% due 05/15/25	3,500,000	3,679,375
2.250% due 12/31/23	4,000,000	4,170,938
2.250% due 01/31/24	2,000,000	2,088,281
2.250% due 04/30/24	3,250,000	3,402,725
2.250% due 10/31/24	800,000	841,969
2.250% due 11/15/24	2,000,000	2,105,703
2.250% due 12/31/24	4,000,000	4,214,688
2.250% due 11/15/25	2,200,000	2,327,617
2.250% due 08/15/27	4,200,000	4,465,289
2.250% due 11/15/27	2,300,000	2,445,637
2.375% due 02/29/24	3,000,000	3,143,789
2.375% due 08/15/24	10,300,000	10,856,441
2.375% due 04/30/26	1,000,000	1,065,859
2.375% due 05/15/27	2,750,000	2,942,070
2.375% due 05/15/29	1,000,000	1,073,691
2.500% due 03/31/23	4,000,000	4,138,984
2.500% due 08/15/23	4,450,000	4,637,213
2.500% due 01/31/25	4,000,000	4,250,781
2.625% due 02/15/29	2,750,000	2,999,058
2.750% due 04/30/23	1,500,000	1,560,498
2.750% due 08/31/23	5,000,000	5,237,695
2.750% due 11/15/23	5,350,000	5,627,113
2.750% due 02/15/28	3,500,000	3,830,176
2.875% due 05/31/25	1,200,000	1,294,359
2.875% due 05/15/28	2,500,000	2,758,105
2.875% due 08/15/28	1,750,000	1,933,682
3.125% due 11/15/28	3,000,000	3,371,367

		338,673,796

Total U.S. Treasury Obligations (Cost $420,081,225)		430,368,485

	Principal Value	Value
FOREIGN GOVERNMENT BONDS & NOTES - 1.8%
Canada Government (Canada)
1.625% due 01/22/25	$150,000	$154,846
2.000% due 11/15/22	250,000	255,143
Chile Government (Chile)
3.100% due 01/22/61	200,000	180,792
3.125% due 01/21/26	75,000	80,290
3.860% due 06/21/47	300,000	322,833
Export Development Canada (Canada)
1.375% due 02/24/23	250,000	254,026
2.500% due 01/24/23	200,000	205,987
Export-Import Bank of Korea (South Korea)
0.625% due 02/09/26	200,000	195,365
3.625% due 11/27/23	200,000	213,424
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	222,240
Indonesia Government (Indonesia)
2.850% due 02/14/30	200,000	206,987
2.950% due 01/11/23	300,000	309,207
3.200% due 09/23/61	200,000	186,583
4.200% due 10/15/50	300,000	333,021
Israel Government AID 5.500% due 04/26/24	25,000	28,106
Israel Government International (Israel) 2.750% due 07/03/30	200,000	212,904
Japan Bank for International Cooperation (Japan)
0.625% due 07/15/25	235,000	232,603
1.250% due 01/21/31	500,000	481,521
1.625% due 10/17/22	200,000	202,890
1.750% due 01/23/23	200,000	203,811
1.875% due 07/21/26	200,000	206,568
1.875% due 04/15/31	200,000	203,248
2.500% due 05/23/24	200,000	209,974
3.250% due 07/20/28	200,000	223,219
3.375% due 07/31/23	200,000	210,928
Japan International Cooperation Agency (Japan) 3.375% due 06/12/28	200,000	223,883
Korea Development Bank (South Korea)
2.000% due 09/12/26	200,000	207,746
3.375% due 03/12/23	200,000	208,437
Korea International (South Korea) 2.750% due 01/19/27	200,000	214,693
Mexico Government (Mexico)
2.659% due 05/24/31	200,000	193,446
3.900% due 04/27/25	350,000	385,161
4.150% due 03/28/27	200,000	225,965
4.280% due 08/14/41	200,000	204,560
4.500% due 01/31/50	200,000	205,040
4.600% due 01/23/46	250,000	260,005
4.600% due 02/10/48	200,000	206,821
4.750% due 04/27/32	350,000	394,545
4.750% due 03/08/44	264,000	282,085
6.750% due 09/27/34	225,000	296,678
Panama Government (Panama)
2.252% due 09/29/32	500,000	471,660
3.870% due 07/23/60	200,000	196,334
4.500% due 05/15/47	350,000	383,063
6.700% due 01/26/36	100,000	133,339
8.875% due 09/30/27	100,000	136,664
Peruvian Government (Peru)
2.783% due 01/23/31	300,000	297,630
3.300% due 03/11/41	250,000	243,238
4.125% due 08/25/27	150,000	166,376
8.750% due 11/21/33	200,000	309,988
Philippine Government (Philippines)
1.648% due 06/10/31	200,000	190,782
2.650% due 12/10/45	200,000	183,370
2.950% due 05/05/45	200,000	190,969

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Value	Value
3.000% due 02/01/28	$200,000	$213,953
6.375% due 10/23/34	250,000	345,751
7.750% due 01/14/31	200,000	288,555
Province of Alberta Canada (Canada)
1.300% due 07/22/30	250,000	239,919
1.875% due 11/13/24	350,000	363,045
3.350% due 11/01/23	100,000	106,120
Province of British Columbia Canada (Canada)
1.300% due 01/29/31	500,000	484,154
2.000% due 10/23/22	100,000	101,940
Province of New Brunswick Canada (Canada) 3.625% due 02/24/28	50,000	56,845
Province of Ontario Canada (Canada)
0.625% due 01/21/26	300,000	295,505
1.050% due 04/14/26	200,000	200,185
1.050% due 05/21/27	200,000	197,627
1.750% due 01/24/23	300,000	305,926
2.000% due 10/02/29	100,000	102,964
2.300% due 06/15/26	250,000	264,047
Province of Quebec Canada (Canada)
0.600% due 07/23/25	100,000	99,038
1.350% due 05/28/30	50,000	48,750
1.500% due 02/11/25	350,000	359,549
1.900% due 04/21/31	200,000	203,169
2.500% due 04/09/24	65,000	68,281
2.750% due 04/12/27	350,000	378,491
7.500% due 07/15/23	100,000	112,484
7.500% due 09/15/29	75,000	107,266
Republic of Italy Government International Bond (Italy)
0.875% due 05/06/24	200,000	199,599
2.875% due 10/17/29	200,000	207,365
3.875% due 05/06/51	200,000	216,655
4.000% due 10/17/49	200,000	220,913
6.875% due 09/27/23	150,000	168,273
Republic of Poland Government (Poland)
3.000% due 03/17/23	150,000	155,711
4.000% due 01/22/24	150,000	161,960
State of Israel (Israel) 3.375% due 01/15/50	500,000	531,452
Svensk Exportkredit AB (Sweden)
due 10/07/24 #	210,000	209,933
0.375% due 07/30/24	250,000	248,574
Uruguay Government International Bond (Uruguay)
4.125% due 11/20/45	143,467	168,334
4.375% due 10/27/27	200,000	229,802
5.100% due 06/18/50	200,000	255,065

Total Foreign Government Bonds & Notes (Cost $19,098,500)		19,866,194

MUNICIPAL BONDS - 0.6%
American Municipal Power, Inc.
6.449% due 02/15/44	25,000	36,582
8.084% due 02/15/50	300,000	557,811
Bay Area Toll Authority CA
6.263% due 04/01/49	25,000	40,415
7.043% due 04/01/50	50,000	88,091
California State University 2.975% due 11/01/51	50,000	51,205
Central Puget Sound Regional Transit Authority 5.491% due 11/01/39	25,000	34,634
Chicago O’Hare International Airport 4.472% due 01/01/49	50,000	64,769
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue IL 6.899% due 12/01/40	100,000	141,647

	Principal Value	Value
City of Atlanta GA Water & Wastewater Revenue 2.257% due 11/01/35	$100,000	$100,167
City of Chicago IL 7.750% due 01/01/42	42,000	51,436
City of Houston TX 3.961% due 03/01/47	50,000	58,729
City of New York NY 5.517% due 10/01/37	40,000	54,274
City of San Antonio TX Electric & Gas Systems Revenue 2.905% due 02/01/48	60,000	60,166
Commonwealth of Massachusetts
4.910% due 05/01/29	100,000	121,815
5.456% due 12/01/39	25,000	34,490
County of Clark Department of Aviation NV 6.820% due 07/01/45	125,000	194,159
Dallas Independent School District TX 6.450% due 02/15/35	50,000	52,395
JobsOhio Beverage System 2.833% due 01/01/38	10,000	10,368
Los Angeles Unified School District CA 6.758% due 07/01/34	100,000	141,435
Massachusetts School Building Authority
2.950% due 05/15/43	50,000	51,062
3.395% due 10/15/40	20,000	21,040
Metropolitan Transportation Authority NY
5.871% due 11/15/39	25,000	33,229
6.668% due 11/15/39	55,000	79,125
Municipal Electric Authority of Georgia
6.637% due 04/01/57	25,000	37,589
6.655% due 04/01/57	97,000	148,198
New Jersey Economic Development Authority 7.425% due 02/15/29	125,000	160,380
New Jersey Turnpike Authority 7.102% due 01/01/41	100,000	159,124
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	39,539
New York City Water & Sewer System
5.952% due 06/15/42	50,000	76,032
6.011% due 06/15/42	10,000	15,266
New York State Dormitory Authority 3.142% due 07/01/43	100,000	102,101
New York State Urban Development Corp.
3.900% due 03/15/33	50,000	55,727
5.770% due 03/15/39	25,000	31,170
Pennsylvania Turnpike Commission 5.511% due 12/01/45	75,000	104,788
Permanent University Fund - University of Texas System 3.376% due 07/01/47	185,000	209,160
Port Authority of New York & New Jersey
3.175% due 07/15/60	250,000	251,977
4.031% due 09/01/48	50,000	60,790
4.229% due 10/15/57	30,000	38,474
4.458% due 10/01/62	100,000	134,926
5.647% due 11/01/40	150,000	210,629
Rutgers The State University of New Jersey 3.915% due 05/01/19	15,000	16,947
Sales Tax Securitization Corp. 4.787% due 01/01/48	50,000	63,893
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	75,779
State Board of Administration Finance Corp. 2.154% due 07/01/30	100,000	101,169
State of California
1.700% due 02/01/28	200,000	201,472
3.500% due 04/01/28	100,000	111,665
7.300% due 10/01/39	100,000	158,218
7.500% due 04/01/34	50,000	77,055

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Value	Value
7.600% due 11/01/40	$270,000	$466,064
7.625% due 03/01/40	40,000	66,602
State of Connecticut 5.090% due 10/01/30	50,000	58,601
State of Illinois 6.725% due 04/01/35	400,000	494,069
State of Texas 5.517% due 04/01/39	100,000	143,957
State of Utah 4.554% due 07/01/24	5,000	5,334
State of Wisconsin 3.154% due 05/01/27	250,000	273,965
Texas Transportation Commission 2.562% due 04/01/42	350,000	354,139
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	30,510
University of California
3.063% due 07/01/25	50,000	53,810
4.767% due 05/15/15	75,000	103,010
4.858% due 05/15/12	100,000	140,843

Total Municipal Bonds (Cost $5,746,585)		6,912,016

	Shares
SHORT-TERM INVESTMENT - 5.5%
Money Market Fund - 5.5%
BlackRock Liquidity Funds T-Fund Portfolio Institutional 0.010%	62,266,152	62,266,152

Total Short-Term Investment (Cost $62,266,152)		62,266,152

TOTAL INVESTMENTS - 105.1% (Cost $1,151,037,929)		1,184,858,984

OTHER ASSETS & LIABILITIES, NET - (5.1%)		(57,814,556)

NET ASSETS - 100.0%		$1,127,044,428

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$314,480,060	$-	$314,480,060	$-
	Mortgage-Backed Securities	330,838,961	-	330,838,961	-
	Asset-Backed Securities	3,537,457	-	3,537,457	-
	U.S. Government Agency Issues	16,589,659	-	16,589,659	-
	U.S. Treasury Obligations	430,368,485	-	430,368,485	-
	Foreign Government Bonds & Notes	19,866,194	-	19,866,194	-
	Municipal Bonds	6,912,016	-	6,912,016	-
	Short-Term Investment	62,266,152	62,266,152	-	-

	Total	$1,184,858,984	$62,266,152	$1,122,592,832	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%
Energy - 0.0%
EP Energy Corp. *	1,815	$167,887
Pioneer Energy Services Corp. * Ω ±	164	324

		168,211

Financial - 0.0%
Stearns Holdings LLC Class B * Ω ±	3,570	-

Total Common Stocks (Cost $190,120)		168,211

	Principal Amount
CORPORATE BONDS & NOTES - 97.6%
Basic Materials - 4.9%
Alcoa Nederland Holding BV
4.125% due 03/31/29 ~	$221,000	230,255
5.500% due 12/15/27 ~	215,000	230,878
6.125% due 05/15/28 ~	250,000	271,250
Allegheny Technologies, Inc.
4.875% due 10/01/29	200,000	201,000
5.125% due 10/01/31	50,000	50,456
5.875% due 12/01/27	200,000	211,750
7.875% due 08/15/23	150,000	168,938
Arconic Corp.
6.000% due 05/15/25 ~	190,000	199,877
6.125% due 02/15/28 ~	246,000	261,072
Ashland LLC
3.375% due 09/01/31 ~	200,000	202,000
6.875% due 05/15/43	128,000	167,571
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada) 8.750% due 07/15/26 ~	125,000	132,454
Big River Steel LLC/BRS Finance Corp. 6.625% due 01/31/29 ~	104,000	112,641
Carpenter Technology Corp. 6.375% due 07/15/28	125,000	134,504
Century Aluminum Co. 7.500% due 04/01/28 ~	150,000	159,341
Chemours Co.
4.625% due 11/15/29 ~	100,000	97,780
5.375% due 05/15/27	94,000	101,482
5.750% due 11/15/28 ~	670,000	702,461
Clearwater Paper Corp.
4.750% due 08/15/28 ~	250,000	257,342
5.375% due 02/01/25 ~	50,000	53,970
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~	120,000	122,700
4.875% due 03/01/31 ~	276,000	285,315
5.875% due 06/01/27	300,000	310,875
6.250% due 10/01/40	100,000	108,686
6.750% due 03/15/26 ~	137,000	146,248
9.875% due 10/17/25 ~	165,000	189,544
Coeur Mining, Inc. 5.125% due 02/15/29 ~	300,000	288,448
Commercial Metals Co.
3.875% due 02/15/31	200,000	201,356
4.875% due 05/15/23	100,000	104,801
5.375% due 07/15/27	100,000	105,125
Compass Minerals International, Inc.
4.875% due 07/15/24 ~	50,000	52,182
6.750% due 12/01/27 ~	135,000	143,488

	Principal Amount	Value
Consolidated Energy Finance SA (Luxembourg)
due 10/15/28 # ~	$200,000	$200,000
6.500% due 05/15/26 ~	350,000	362,843
Constellium SE 5.625% due 06/15/28 ~	250,000	263,097
Cornerstone Chemical Co. 6.750% due 08/15/24 ~	150,000	127,751
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/28 ~	150,000	157,500
9.250% due 06/15/23 ~	13,000	13,053
Diamond BC BV 4.625% due 10/01/29 ~	85,000	86,383
Eldorado Gold Corp. (Turkey) 6.250% due 09/01/29 ~	150,000	148,867
Element Solutions, Inc. 3.875% due 09/01/28 ~	210,000	212,362
FMG Resources Pty Ltd. (Australia)
4.375% due 04/01/31 ~	474,000	490,400
4.500% due 09/15/27 ~	136,000	143,983
5.125% due 05/15/24 ~	90,000	96,215
Freeport-McMoRan, Inc.
4.125% due 03/01/28	250,000	259,375
4.250% due 03/01/30	200,000	212,000
4.375% due 08/01/28	170,000	178,075
4.550% due 11/14/24	100,000	108,250
4.625% due 08/01/30	233,000	252,222
5.000% due 09/01/27	738,000	770,287
5.400% due 11/14/34	170,000	204,425
5.450% due 03/15/43	600,000	739,500
GCP Applied Technologies, Inc. 5.500% due 04/15/26 ~	100,000	102,438
GPD Cos., Inc. 10.125% due 04/01/26 ~	225,000	243,999
HB Fuller Co. 4.250% due 10/15/28	225,000	229,219
Hecla Mining Co. 7.250% due 02/15/28	100,000	107,848
Herens Holdco Sarl (Luxembourg) 4.750% due 05/15/28 ~	200,000	201,250
Hexion, Inc. 7.875% due 07/15/27 ~	150,000	160,313
Hudbay Minerals, Inc. (Canada)
4.500% due 04/01/26 ~	350,000	346,937
6.125% due 04/01/29 ~	350,000	367,080
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/28 ~	200,000	220,763
INEOS Group Holdings SA (Luxembourg) 5.625% due 08/01/24 ~	200,000	200,790
Ingevity Corp.
3.875% due 11/01/28 ~	115,000	114,856
4.500% due 02/01/26 ~	100,000	101,208
Innophos Holdings, Inc. 9.375% due 02/15/28 ~	125,000	135,280
Joseph T Ryerson & Son, Inc. 8.500% due 08/01/28 ~	72,000	79,952
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~	131,000	134,439
4.625% due 03/01/28 ~	114,000	117,848
Kraton Polymers LLC/Kraton Polymers Capital Corp. 4.250% due 12/15/25 ~	200,000	209,250
LSF11 A5 HoldCo LLC due 10/15/29 # ~	200,000	200,000
Mercer International, Inc.
5.125% due 02/01/29	294,000	300,615
5.500% due 01/15/26	150,000	153,375
Methanex Corp. (Canada)
5.125% due 10/15/27	125,000	135,313
5.250% due 12/15/29	550,000	596,109
5.650% due 12/01/44	50,000	53,875
Mineral Resources Ltd. (Australia) 8.125% due 05/01/27 ~	213,000	231,614

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Minerals Technologies, Inc. 5.000% due 07/01/28 ~	$200,000	$207,750
New Gold, Inc. (Canada)
6.375% due 05/15/25 ~	67,000	69,135
7.500% due 07/15/27 ~	165,000	170,039
Novelis Corp.
3.250% due 11/15/26 ~	75,000	76,161
3.875% due 08/15/31 ~	104,000	102,991
4.750% due 01/30/30 ~	510,000	537,514
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia) 5.750% due 04/30/26 ~	150,000	154,125
OCI NV (Netherlands)
4.625% due 10/15/25 ~	179,000	188,272
5.250% due 11/01/24 ~	180,000	185,373
Olin Corp.
5.000% due 02/01/30	50,000	52,938
5.125% due 09/15/27	410,000	426,400
5.625% due 08/01/29	289,000	318,079
9.500% due 06/01/25 ~	195,000	243,262
Olympus Water US Holding Corp. due 10/01/28 # ~	200,000	197,347
Perenti Finance Pty Ltd. (Australia) 6.500% due 10/07/25 ~	200,000	210,507
Rain CII Carbon LLC/CII Carbon Corp. 7.250% due 04/01/25 ~	166,000	170,357
Rayonier AM Products, Inc.
5.500% due 06/01/24 ~	281,000	282,054
7.625% due 01/15/26 ~	210,000	223,125
Resolute Forest Products, Inc. 4.875% due 03/01/26 ~	125,000	127,407
Schweitzer-Mauduit International, Inc. 6.875% due 10/01/26 ~	75,000	78,102
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~	721,000	725,506
6.625% due 05/01/29 ~	105,000	100,933
SPCM SA (France) 3.375% due 03/15/30 ~	200,000	200,095
Sylvamo Corp. 7.000% due 09/01/29 ~	150,000	153,671
Tacora Resources, Inc. (Canada) 8.250% due 05/15/26 ~	625,000	637,816
Taseko Mines Ltd. (Canada) 7.000% due 02/15/26 ~	300,000	304,500
TMS International Corp. 6.250% due 04/15/29 ~	50,000	52,313
TPC Group, Inc. 10.500% due 08/01/24 ~	273,000	252,955
Trinseo Materials Operating SCA/ Trinseo Materials Finance, Inc.
5.125% due 04/01/29 ~	250,000	252,195
5.375% due 09/01/25 ~	175,000	177,844
Tronox, Inc.
4.625% due 03/15/29 ~	350,000	348,687
6.500% due 05/01/25 ~	50,000	52,546
Unifrax Escrow Issuer Corp.
5.250% due 09/30/28 ~	133,000	134,829
7.500% due 09/30/29 ~	200,000	205,204
United States Steel Corp.
6.250% due 03/15/26	169,000	174,492
6.875% due 03/01/29	460,000	491,041
Valvoline, Inc.
3.625% due 06/15/31 ~	195,000	192,806
4.250% due 02/15/30 ~	176,000	182,697
Venator Finance Sarl/Venator Materials LLC 9.500% due 07/01/25 ~	250,000	276,875
WR Grace Holdings LLC
4.875% due 06/15/27 ~	505,370	520,531
5.625% due 10/01/24 ~	97,000	106,451

	Principal Amount	Value
5.625% due 08/15/29 ~	$390,000	$402,679

		25,744,353

Communications - 16.6%
Acuris Finance US, Inc./Acuris Finance SARL 5.000% due 05/01/28 ~	200,000	199,275
Advantage Sales & Marketing, Inc. 6.500% due 11/15/28 ~	233,000	243,163
Altice Financing SA (Luxembourg)
5.000% due 01/15/28 ~	700,000	675,997
5.750% due 08/15/29 ~	600,000	582,000
Altice France Holding SA (Luxembourg)
6.000% due 02/15/28 ~	200,000	192,384
10.500% due 05/15/27 ~	405,000	443,414
Altice France SA (France)
due 10/15/29 # ~	640,000	634,347
5.125% due 01/15/29 ~	350,000	343,628
5.125% due 07/15/29 ~	773,000	758,966
5.500% due 01/15/28 ~	700,000	712,789
7.375% due 05/01/26 ~	667,000	692,913
8.125% due 02/01/27 ~	400,000	430,900
AMC Networks, Inc.
4.250% due 02/15/29	248,000	247,070
4.750% due 08/01/25	250,000	256,562
5.000% due 04/01/24	160,000	162,278
ANGI Group LLC 3.875% due 08/15/28 ~	83,000	82,689
Arches Buyer, Inc.
4.250% due 06/01/28 ~	200,000	203,030
6.125% due 12/01/28 ~	150,000	153,088
Audacy Capital Corp.
6.500% due 05/01/27 ~	150,000	153,682
6.750% due 03/31/29 ~	145,000	146,334
Avaya, Inc. 6.125% due 09/15/28 ~	603,000	634,790
Beasley Mezzanine Holdings LLC 8.625% due 02/01/26 ~	200,000	204,321
Block Communications, Inc. 4.875% due 03/01/28 ~	250,000	256,119
C&W Senior Financing DAC (Panama) 6.875% due 09/15/27 ~	325,000	342,062
Cable One, Inc. 4.000% due 11/15/30 ~	110,000	109,725
Cablevision Lightpath LLC
3.875% due 09/15/27 ~	200,000	196,530
5.625% due 09/15/28 ~	300,000	301,554
Cars.com, Inc. 6.375% due 11/01/28 ~	350,000	369,694
CCO Holdings LLC/CCO Holdings Capital Corp.
4.000% due 03/01/23 ~	143,000	143,848
4.250% due 02/01/31 ~	1,345,000	1,370,017
4.250% due 01/15/34 ~	650,000	644,719
4.500% due 08/15/30 ~	1,326,000	1,369,718
4.500% due 05/01/32	379,000	390,844
4.500% due 06/01/33 ~	220,000	224,173
4.750% due 03/01/30 ~	1,239,000	1,296,892
5.000% due 02/01/28 ~	766,000	800,585
5.125% due 05/01/27 ~	975,000	1,016,496
5.375% due 06/01/29 ~	289,000	312,481
5.500% due 05/01/26 ~	225,000	232,319
Cengage Learning, Inc. 9.500% due 06/15/24 ~	261,000	267,499
Cincinnati Bell, Inc.
7.000% due 07/15/24 ~	250,000	254,745
8.000% due 10/15/25 ~	150,000	156,518
Clear Channel International BV (United Kingdom) 6.625% due 08/01/25 ~	200,000	208,975
Clear Channel Outdoor Holdings, Inc.
7.500% due 06/01/29 ~	175,000	182,219
7.750% due 04/15/28 ~	465,000	490,036

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Clear Channel Worldwide Holdings, Inc. 5.125% due 08/15/27 ~	$365,000	$378,187
Cogent Communications Group, Inc. 3.500% due 05/01/26 ~	250,000	253,750
CommScope Technologies LLC
5.000% due 03/15/27 ~	150,000	142,902
6.000% due 06/15/25 ~	313,000	317,304
CommScope, Inc.
4.750% due 09/01/29 ~	395,000	395,000
6.000% due 03/01/26 ~	230,000	239,103
7.125% due 07/01/28 ~	69,000	70,510
8.250% due 03/01/27 ~	790,000	827,900
Connect Finco SARL/Connect US Finco LLC (United Kingdom) 6.750% due 10/01/26 ~	627,000	656,820
Consolidated Communications, Inc.
5.000% due 10/01/28 ~	300,000	310,140
6.500% due 10/01/28 ~	102,000	110,927
CSC Holdings LLC
3.375% due 02/15/31 ~	700,000	651,875
4.125% due 12/01/30 ~	200,000	196,500
4.500% due 11/15/31 ~	1,040,000	1,028,300
4.625% due 12/01/30 ~	475,000	450,908
5.250% due 06/01/24	504,000	540,530
5.375% due 02/01/28 ~	350,000	366,187
5.500% due 04/15/27 ~	200,000	208,470
5.750% due 01/15/30 ~	554,000	564,058
6.500% due 02/01/29 ~	300,000	325,260
6.750% due 11/15/21	66,000	66,248
7.500% due 04/01/28 ~	200,000	216,405
Cumulus Media New Holdings, Inc. 6.750% due 07/01/26 ~	50,000	51,813
Diamond Sports Group LLC/ Diamond Sports Finance Co.
5.375% due 08/15/26 ~	897,000	593,141
6.625% due 08/15/27 ~	520,000	228,374
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. 5.875% due 08/15/27 ~	845,000	883,025
DISH DBS Corp.
5.000% due 03/15/23	750,000	778,125
5.125% due 06/01/29	366,000	359,099
5.875% due 11/15/24	865,000	931,198
7.375% due 07/01/28	330,000	350,407
7.750% due 07/01/26	618,000	698,634
DKT Finance ApS (Denmark) 9.375% due 06/17/23 ~	250,000	255,000
Embarq Corp. 7.995% due 06/01/36	600,000	644,403
Endure Digital, Inc. 6.000% due 02/15/29 ~	115,000	109,420
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~	475,000	499,344
5.875% due 10/15/27 ~	360,000	382,950
6.750% due 05/01/29 ~	650,000	685,909
GCI LLC 4.750% due 10/15/28 ~	80,000	84,086
Getty Images, Inc. 9.750% due 03/01/27 ~	100,000	106,625
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/29 ~	280,000	277,900
5.250% due 12/01/27 ~	197,000	205,619
Gray Television, Inc.
4.750% due 10/15/30 ~	230,000	226,262
5.875% due 07/15/26 ~	75,000	77,513
7.000% due 05/15/27 ~	340,000	365,075
Grubhub Holdings, Inc. 5.500% due 07/01/27 ~	59,000	61,286
Hughes Satellite Systems Corp.
5.250% due 08/01/26	275,000	310,406
6.625% due 08/01/26	165,000	187,816

	Principal Amount	Value
iHeartCommunications, Inc.
4.750% due 01/15/28 ~	$82,000	$84,604
5.250% due 08/15/27 ~	591,000	614,823
6.375% due 05/01/26	200,000	211,280
8.375% due 05/01/27	400,000	428,000
Intrado Corp. 8.500% due 10/15/25 ~	268,000	266,643
Koninklijke KPN NV (Netherlands) 7.000% due 03/28/73 ~	200,000	215,340
Lamar Media Corp.
3.625% due 01/15/31	120,000	120,150
3.750% due 02/15/28	75,000	77,244
4.000% due 02/15/30	42,000	43,292
4.875% due 01/15/29	200,000	212,250
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~	200,000	206,240
6.750% due 10/15/27 ~	350,000	371,437
Level 3 Financing, Inc.
3.625% due 01/15/29 ~	540,000	523,800
3.750% due 07/15/29 ~	150,000	145,160
4.250% due 07/01/28 ~	175,000	176,571
4.625% due 09/15/27 ~	400,000	412,020
5.250% due 03/15/26	100,000	103,325
5.375% due 05/01/25	80,000	81,825
Liberty Interactive LLC 8.250% due 02/01/30	300,000	334,230
Ligado Networks LLC 15.500% all at PIK due 11/01/23 ~	1,500,000	1,456,875
LogMeIn, Inc. 5.500% due 09/01/27 ~	263,000	267,931
Lumen Technologies, Inc.
4.000% due 02/15/27 ~	345,000	352,952
4.500% due 01/15/29 ~	150,000	145,535
5.125% due 12/15/26 ~	169,000	175,549
5.375% due 06/15/29 ~	300,000	306,483
7.500% due 04/01/24	950,000	1,053,312
7.600% due 09/15/39	350,000	392,577
7.650% due 03/15/42	100,000	112,192
Match Group Holdings II LLC
due 10/01/31 # ~	125,000	123,673
4.125% due 08/01/30 ~	150,000	156,375
4.625% due 06/01/28 ~	135,000	141,308
5.000% due 12/15/27 ~	100,000	104,798
5.625% due 02/15/29 ~	100,000	107,811
Mav Acquisition Corp.
5.750% due 08/01/28 ~	625,000	614,953
8.000% due 08/01/29 ~	150,000	143,527
Meredith Corp.
6.500% due 07/01/25	200,000	214,344
6.875% due 02/01/26	301,000	311,159
Midas OpCo Holdings LLC 5.625% due 08/15/29 ~	366,000	379,176
Midcontinent Communications/ Midcontinent Finance Corp. 5.375% due 08/15/27 ~	100,000	104,296
Millennium Escrow Corp. 6.625% due 08/01/26 ~	400,000	412,480
Netflix, Inc.
3.625% due 06/15/25 ~	110,000	117,013
4.375% due 11/15/26	705,000	788,719
4.875% due 04/15/28	478,000	551,492
4.875% due 06/15/30 ~	216,000	254,610
5.375% due 11/15/29 ~	422,000	511,675
5.875% due 02/15/25	225,000	256,720
5.875% due 11/15/28	480,000	588,792
6.375% due 05/15/29	80,000	101,300
News Corp. 3.875% due 05/15/29 ~	85,000	87,444
Nexstar Media, Inc
4.750% due 11/01/28 ~	135,000	140,216
5.625% due 07/15/27 ~	438,000	463,941

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Nokia OYJ (Finland)
3.375% due 06/12/22	$120,000	$122,740
4.375% due 06/12/27	549,000	603,214
6.625% due 05/15/39	50,000	68,344
Northwest Fiber LLC/ Northwest Fiber Finance Sub, Inc.
due 04/30/27 # ~	20,000	20,000
6.000% due 02/15/28 ~	200,000	199,218
NortonLifeLock, Inc. 5.000% due 04/15/25 ~	590,000	600,142
Outfront Media Capital LLC/ Outfront Media Capital Corp.
4.250% due 01/15/29 ~	210,000	208,420
4.625% due 03/15/30 ~	268,000	268,904
5.000% due 08/15/27 ~	115,000	118,094
6.250% due 06/15/25 ~	100,000	105,750
Photo Holdings Merger Sub, Inc. 8.500% due 10/01/26 ~	250,000	270,625
Plantronics, Inc. 4.750% due 03/01/29 ~	200,000	187,564
Quebecor Media, Inc. (Canada) 5.750% due 01/15/23	300,000	317,625
Qwest Corp. 7.250% due 09/15/25	35,000	41,754
Radiate Holdco LLC/Radiate Finance, Inc.
4.500% due 09/15/26 ~	99,000	102,341
6.500% due 09/15/28 ~	533,000	544,236
Rakuten Group, Inc. (Japan)
5.125% due 04/22/26 ~	250,000	253,750
6.250% due 04/22/31 ~	300,000	318,375
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~	175,000	175,829
5.375% due 01/15/31 ~	100,000	98,463
Scripps Escrow, Inc. 5.875% due 07/15/27 ~	150,000	154,153
Sinclair Television Group, Inc.
4.125% due 12/01/30 ~	170,000	166,387
5.500% due 03/01/30 ~	200,000	198,684
5.875% due 03/15/26 ~	150,000	153,375
Sirius XM Radio, Inc.
3.125% due 09/01/26 ~	296,000	300,440
3.875% due 09/01/31 ~	488,000	477,325
4.000% due 07/15/28 ~	625,000	636,328
4.125% due 07/01/30 ~	675,000	678,974
5.000% due 08/01/27 ~	160,000	167,400
5.500% due 07/01/29 ~	560,000	606,200
Spanish Broadcasting System, Inc. 9.750% due 03/01/26 ~	200,000	209,220
Sprint Capital Corp.
6.875% due 11/15/28	1,000,000	1,281,250
8.750% due 03/15/32	600,000	897,066
Sprint Communications, Inc. 6.000% due 11/15/22	400,000	421,088
Sprint Corp.
7.125% due 06/15/24	1,700,000	1,937,065
7.625% due 02/15/25	250,000	292,557
7.625% due 03/01/26	300,000	363,892
7.875% due 09/15/23	805,000	900,473
Summer BC Bidco B LLC 5.500% due 10/31/26 ~	200,000	205,230
Switch Ltd.
3.750% due 09/15/28 ~	120,000	121,950
4.125% due 06/15/29 ~	210,000	215,775
T-Mobile USA, Inc.
2.250% due 02/15/26	95,000	96,188
2.250% due 02/15/26 ~	100,000	101,250
2.625% due 04/15/26	450,000	460,687
2.625% due 02/15/29	130,000	131,535
2.875% due 02/15/31	60,000	60,585
3.375% due 04/15/29	350,000	365,575
3.375% due 04/15/29 ~	150,000	156,675

	Principal Amount	Value
3.500% due 04/15/31	$ 280,000	$ 295,648
3.500% due 04/15/31 ~	94,000	99,253
4.750% due 02/01/28	495,000	526,556
TEGNA, Inc.
4.625% due 03/15/28	385,000	394,086
4.750% due 03/15/26 ~	141,000	147,257
5.000% due 09/15/29	504,000	519,775
5.500% due 09/15/24 ~	126,000	127,719
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34	200,000	224,750
6.375% due 11/15/33	700,000	815,465
7.200% due 07/18/36	650,000	797,062
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	250,000	269,650
Telenet Finance Luxembourg Notes SARL (Belgium) 5.500% due 03/01/28 ~	200,000	210,900
Telesat Canada/Telesat LLC (Canada)
4.875% due 06/01/27 ~	150,000	138,257
5.625% due 12/06/26 ~	80,000	76,903
6.500% due 10/15/27 ~	134,000	116,380
Terrier Media Buyer, Inc. 8.875% due 12/15/27 ~	266,000	281,612
Townsquare Media, Inc. 6.875% due 02/01/26 ~	300,000	315,093
Trilogy International South Pacific LLC/TISP Finance, Inc. (New Zealand) 8.875% due 05/15/23 ~	102,000	99,602
TripAdvisor, Inc. 7.000% due 07/15/25 ~	250,000	265,312
Twitter, Inc. 3.875% due 12/15/27 ~	167,000	178,481
Uber Technologies, Inc.
4.500% due 08/15/29 ~	500,000	504,375
6.250% due 01/15/28 ~	75,000	80,531
7.500% due 05/15/25 ~	600,000	640,350
7.500% due 09/15/27 ~	232,000	253,605
8.000% due 11/01/26 ~	700,000	740,687
United States Cellular Corp. 6.700% due 12/15/33	100,000	124,067
Univision Communications, Inc.
4.500% due 05/01/29 ~	172,000	175,010
5.125% due 02/15/25 ~	499,000	506,909
6.625% due 06/01/27 ~	255,000	277,312
9.500% due 05/01/25 ~	150,000	162,994
UPC Broadband Finco BV (Netherlands) 4.875% due 07/15/31 ~	500,000	512,555
UPC Holding BV (Netherlands) 5.500% due 01/15/28 ~	200,000	209,595
Urban One, Inc. 7.375% due 02/01/28 ~	140,000	150,291
VEON Holdings BV (Netherlands)
3.375% due 11/25/27 ~	471,000	478,093
4.000% due 04/09/25 ~	200,000	210,296
7.250% due 04/26/23 ~	200,000	214,610
ViacomCBS, Inc.
5.875% due 02/28/57	53,000	53,731
6.250% due 02/28/57	292,000	334,798
ViaSat, Inc.
5.625% due 09/15/25 ~	198,000	200,907
5.625% due 04/15/27 ~	220,000	229,625
Viavi Solutions, Inc. 3.750% due 10/01/29 ~	135,000	135,466
Videotron Ltd. (Canada)
3.625% due 06/15/29 ~	175,000	177,625
5.125% due 04/15/27 ~	200,000	207,250
5.375% due 06/15/24 ~	100,000	108,875
Virgin Media Finance PLC (United Kingdom) 5.000% due 07/15/30 ~	697,000	715,680
Virgin Media Secured Finance PLC (United Kingdom)
4.500% due 08/15/30 ~	200,000	203,500
5.500% due 05/15/29 ~	400,000	422,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Virgin Media Vendor Financing Notes IV DAC (United Kingdom) 5.000% due 07/15/28 ~	$200,000	$206,844
Vmed O2 UK Financing I PLC (United Kingdom)
4.250% due 01/31/31 ~	500,000	499,375
4.750% due 07/15/31 ~	400,000	409,172
Vodafone Group PLC (United Kingdom)
3.250% due 06/04/81	150,000	152,438
4.125% due 06/04/81	350,000	354,685
5.125% due 06/04/81	400,000	412,440
7.000% due 04/04/79	600,000	734,447
Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.750% due 08/15/28 ~	396,000	414,222
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~	500,000	498,240
6.125% due 03/01/28 ~	165,000	167,505
Ziggo Bond Co. BV (Netherlands)
5.125% due 02/28/30 ~	200,000	205,450
6.000% due 01/15/27 ~	200,000	207,089
Ziggo BV (Netherlands)
4.875% due 01/15/30 ~	200,000	206,500
5.500% due 01/15/27 ~	437,000	452,295

		87,563,579

Consumer, Cyclical - 20.3%
99 Escrow Issuer, Inc. 7.500% due 01/15/26 ~	213,000	194,620
Abercrombie & Fitch Management Co. 8.750% due 07/15/25 ~	225,000	245,877
Academy Ltd. 6.000% due 11/15/27 ~	200,000	216,250
Adient Global Holdings Ltd. 4.875% due 08/15/26 ~	200,000	205,004
Adient US LLC 9.000% due 04/15/25 ~	30,000	32,438
Affinity Gaming 6.875% due 12/15/27 ~	352,000	370,689
Air Canada (Canada) 3.875% due 08/15/26 ~	605,000	611,231
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.500% due 02/15/28 ~	200,000	205,673
Allison Transmission, Inc.
3.750% due 01/30/31 ~	105,000	102,244
4.750% due 10/01/27 ~	250,000	260,312
5.875% due 06/01/29 ~	46,000	50,108
Ambience Merger Sub, Inc.
4.875% due 07/15/28 ~	90,000	90,114
7.125% due 07/15/29 ~	45,000	44,663
AMC Entertainment Holdings, Inc. 10.500% due 04/15/25 ~	160,000	171,400
American Airlines Group, Inc.
3.750% due 03/01/25 ~	150,000	135,353
5.000% due 06/01/22 ~	264,000	264,660
American Airlines Pass-Through Trust Class A
3.375% due 11/01/28	701,642	711,056
4.950% due 07/15/24	91,127	93,256
American Airlines, Inc. 11.750% due 07/15/25 ~	850,000	1,052,937
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/26 ~	1,085,000	1,141,962
5.750% due 04/20/29 ~	945,000	1,019,419
American Axle & Manufacturing, Inc.
5.000% due 10/01/29	185,000	180,283
6.250% due 03/15/26	75,000	77,156
6.500% due 04/01/27	65,000	67,844
6.875% due 07/01/28	150,000	160,125
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/28 ~	129,000	131,903

	Principal Amount	Value
Aramark Services, Inc.
5.000% due 04/01/25 ~	$100,000	$102,470
5.000% due 02/01/28 ~	600,000	617,307
6.375% due 05/01/25 ~	310,000	326,275
Arrow Bidco LLC 9.500% due 03/15/24 ~	125,000	127,692
Asbury Automotive Group, Inc.
4.500% due 03/01/28	150,000	154,125
4.750% due 03/01/30	218,000	227,810
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% due 08/01/29 ~	150,000	151,647
4.625% due 04/01/30 ~	165,000	166,134
6.625% due 01/15/28 ~	250,000	266,159
Aston Martin Capital Holdings Ltd. (United Kingdom) 10.500% due 11/30/25 ~	500,000	557,500
Avient Corp.
5.250% due 03/15/23	91,000	96,850
5.750% due 05/15/25 ~	90,000	94,950
Bally’s Corp. 6.750% due 06/01/27 ~	42,000	45,780
Banijay Entertainment SASU (France) 5.375% due 03/01/25 ~	200,000	206,500
Bath & Body Works, Inc.
5.250% due 02/01/28	270,000	298,147
6.625% due 10/01/30 ~	603,000	685,159
6.694% due 01/15/27	195,000	225,095
6.750% due 07/01/36	90,000	111,713
6.875% due 11/01/35	150,000	188,437
6.950% due 03/01/33	265,000	313,035
7.500% due 06/15/29	175,000	199,802
9.375% due 07/01/25 ~	24,000	30,480
BCPE Empire Holdings, Inc. 7.625% due 05/01/27 ~	190,000	189,287
BCPE Ulysses Intermediate, Inc. 7.750% Cash or 8.500% PIK due 04/01/27 ~	500,000	497,037
Beacon Roofing Supply, Inc.
4.125% due 05/15/29 ~	200,000	199,000
4.500% due 11/15/26 ~	150,000	156,188
Beazer Homes USA, Inc.
6.750% due 03/15/25	250,000	257,752
7.250% due 10/15/29	100,000	110,293
Bed Bath & Beyond, Inc.
4.915% due 08/01/34	78,000	69,982
5.165% due 08/01/44	79,000	68,136
Bloomin’ Brands, Inc./ OSI Restaurant Partners LLC 5.125% due 04/15/29 ~	100,000	104,207
Borgwarner Jersey Ltd. 5.000% due 10/01/25 ~	205,000	228,367
Boyd Gaming Corp.
4.750% due 12/01/27	326,000	336,414
4.750% due 06/15/31 ~	65,000	67,113
8.625% due 06/01/25 ~	150,000	162,750
Boyne USA, Inc. 4.750% due 05/15/29 ~	174,000	179,873
Brinker International, Inc.
3.875% due 05/15/23	200,000	206,650
5.000% due 10/01/24 ~	100,000	106,052
Brookfield Residential Properties, Inc./ Brookfield Residential US LLC (Canada)
4.875% due 02/15/30 ~	65,000	66,381
5.000% due 06/15/29 ~	100,000	102,423
6.250% due 09/15/27 ~	263,000	276,813
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~	180,000	182,475
6.250% due 07/01/25 ~	1,400,000	1,475,610
8.125% due 07/01/27 ~	438,000	492,958
Caesars Resort Collection LLC/CRC Finco, Inc.
5.250% due 10/15/25 ~	154,000	156,287
5.750% due 07/01/25 ~	414,000	436,967

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Carlson Travel, Inc.
6.750% due 12/15/25 * Y ~	$35,000	$31,326
11.500% due 12/15/26 * Y ~	400,000	134,074
Carnival Corp.
4.000% due 08/01/28 ~	790,000	798,887
5.750% due 03/01/27 ~	1,087,000	1,125,045
6.650% due 01/15/28	200,000	214,036
7.625% due 03/01/26 ~	420,000	448,875
9.875% due 08/01/27 ~	280,000	323,501
10.500% due 02/01/26 ~	495,000	574,918
11.500% due 04/01/23 ~	1,075,000	1,201,312
Carrols Restaurant Group, Inc. 5.875% due 07/01/29 ~	150,000	141,389
Carvana Co.
4.875% due 09/01/29 ~	200,000	198,310
5.500% due 04/15/27 ~	89,000	90,954
5.625% due 10/01/25 ~	165,000	170,781
5.875% due 10/01/28 ~	125,000	129,244
CD&R Smokey Buyer, Inc. 6.750% due 07/15/25 ~	120,000	127,107
CEC Entertainment LLC 6.750% due 05/01/26 ~	88,000	88,330
Cedar Fair LP 5.250% due 07/15/29	55,000	56,475
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.375% due 06/01/24	200,000	202,190
Cedar Fair LP/Canada’s Wonderland Co./ Magnum Management Corp./Millennium Op
5.375% due 04/15/27	80,000	82,300
5.500% due 05/01/25 ~	350,000	364,000
6.500% due 10/01/28	100,000	107,451
Century Communities, Inc.
3.875% due 08/15/29 ~	120,000	121,350
6.750% due 06/01/27	148,000	158,174
Churchill Downs, Inc.
4.750% due 01/15/28 ~	236,000	247,210
5.500% due 04/01/27 ~	230,000	238,912
Cinemark USA, Inc.
5.250% due 07/15/28 ~	225,000	221,949
5.875% due 03/15/26 ~	200,000	202,267
8.750% due 05/01/25 ~	120,000	128,895
Clarios Global LP 6.750% due 05/15/25 ~	45,000	47,531
Clarios Global LP/Clarios US Finance Co.
6.250% due 05/15/26 ~	280,000	294,532
8.500% due 05/15/27 ~	562,000	598,530
Constellation Merger Sub, Inc. 8.500% due 09/15/25 ~	100,000	97,270
Cooper-Standard Automotive, Inc. 13.000% due 06/01/24 ~	355,000	391,742
Crocs, Inc.
4.125% due 08/15/31 ~	150,000	151,313
4.250% due 03/15/29 ~	200,000	206,157
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	103,265
Dana, Inc.
4.250% due 09/01/30	100,000	102,970
5.375% due 11/15/27	188,000	198,340
5.625% due 06/15/28	100,000	107,810
Dave & Buster’s, Inc. 7.625% due 11/01/25 ~	158,000	169,251
Dealer Tire LLC/DT Issuer LLC 8.000% due 02/01/28 ~	285,000	298,837
Delta Air Lines, Inc.
2.900% due 10/28/24	625,000	640,186
3.625% due 03/15/22	300,000	302,676
3.750% due 10/28/29	175,000	178,347
3.800% due 04/19/23	150,000	156,189
4.375% due 04/19/28	150,000	161,053
7.375% due 01/15/26	90,000	106,077

	Principal Amount	Value
Dornoch Debt Merger Sub, Inc. due 10/15/29 # ~	$125,000	$125,156
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500% due 02/15/23 ~	100,000	104,625
eG Global Finance PLC (United Kingdom)
6.750% due 02/07/25 ~	200,000	204,750
8.500% due 10/30/25 ~	200,000	208,566
Empire Communities Corp. (Canada) 7.000% due 12/15/25 ~	300,000	313,875
Everi Holdings, Inc. 5.000% due 07/15/29 ~	50,000	51,297
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~	140,000	137,028
5.875% due 04/01/29 ~	240,000	233,136
FirstCash, Inc. 4.625% due 09/01/28 ~	150,000	155,813
Foot Locker, Inc. due 10/01/29 # ~	125,000	125,469
Ford Motor Co.
4.346% due 12/08/26	300,000	319,875
4.750% due 01/15/43	1,200,000	1,259,256
7.450% due 07/16/31	500,000	653,050
8.500% due 04/21/23	100,000	110,119
9.000% due 04/22/25	500,000	601,890
9.625% due 04/22/30	90,000	127,505
Ford Motor Credit Co. LLC
2.700% due 08/10/26	280,000	280,910
2.900% due 02/16/28	357,000	357,000
2.979% due 08/03/22	200,000	202,432
3.087% due 01/09/23	450,000	457,177
3.096% due 05/04/23	200,000	203,500
3.219% due 01/09/22	200,000	200,750
3.339% due 03/28/22	200,000	201,376
3.350% due 11/01/22	200,000	203,772
3.370% due 11/17/23	200,000	205,230
3.375% due 11/13/25	200,000	205,750
3.625% due 06/17/31	240,000	241,800
3.664% due 09/08/24	225,000	232,594
3.810% due 01/09/24	381,000	393,859
3.815% due 11/02/27	400,000	415,500
4.000% due 11/13/30	200,000	208,250
4.063% due 11/01/24	200,000	210,548
4.125% due 08/17/27	200,000	212,350
4.134% due 08/04/25	200,000	211,750
4.140% due 02/15/23	200,000	205,290
4.250% due 09/20/22	225,000	230,400
4.271% due 01/09/27	200,000	213,086
4.375% due 08/06/23	275,000	286,718
4.389% due 01/08/26	250,000	266,875
4.687% due 06/09/25	350,000	374,937
5.113% due 05/03/29	275,000	307,656
5.584% due 03/18/24	200,000	215,218
5.596% due 01/07/22	200,000	202,640
Forestar Group, Inc.
3.850% due 05/15/26 ~	105,000	105,051
5.000% due 03/01/28 ~	150,000	155,291
Foundation Building Materials, Inc. 6.000% due 03/01/29 ~	225,000	220,831
Full House Resorts, Inc. 8.250% due 02/15/28 ~	150,000	161,447
G-III Apparel Group Ltd. 7.875% due 08/15/25 ~	300,000	325,500
Gap, Inc.
3.625% due 10/01/29 ~	45,000	45,169
3.875% due 10/01/31 ~	45,000	45,056
GC EOS Buyer, Inc. 9.250% due 08/01/25 ~	400,000	431,156
Golden Nugget, Inc.
6.750% due 10/15/24 ~	460,000	461,173
8.750% due 10/01/25 ~	110,000	115,443

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Goodyear Tire & Rubber Co.
4.875% due 03/15/27	$135,000	$145,800
5.000% due 05/31/26	180,000	184,950
5.000% due 07/15/29 ~	340,000	361,250
5.250% due 04/30/31	250,000	268,975
5.250% due 07/15/31 ~	85,000	90,631
5.625% due 04/30/33	200,000	218,250
9.500% due 05/31/25	145,000	159,319
GPS Hospitality Holding Co. LLC/GPS Finco, Inc. 7.000% due 08/15/28 ~	200,000	198,758
Group 1 Automotive, Inc. 4.000% due 08/15/28 ~	140,000	142,625
Guitar Center, Inc. 8.500% due 01/15/26 ~	200,000	214,750
GYP Holdings III Corp. 4.625% due 05/01/29 ~	50,000	50,625
H&E Equipment Services, Inc. 3.875% due 12/15/28 ~	360,000	359,046
Hanesbrands, Inc.
4.625% due 05/15/24 ~	161,000	169,940
4.875% due 05/15/26 ~	380,000	412,030
5.375% due 05/15/25 ~	195,000	204,385
Hawaiian Brand Intellectual PropertyLtd./ HawaiianMiles Loyalty Ltd. 5.750% due 01/20/26 ~	350,000	366,625
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~	255,000	251,494
3.750% due 05/01/29 ~	190,000	192,137
4.000% due 05/01/31 ~	190,000	193,087
4.875% due 01/15/30	125,000	134,251
5.375% due 05/01/25 ~	50,000	52,313
5.750% due 05/01/28 ~	365,000	393,561
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower
4.875% due 07/01/31 ~	175,000	175,875
5.000% due 06/01/29 ~	165,000	168,506
Hilton Grand Vacations Borrower LLC/ Hilton Grand Vacations Borrower, Inc. 6.125% due 12/01/24	100,000	103,860
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp. 4.875% due 04/01/27	615,000	636,537
IAA, Inc. 5.500% due 06/15/27 ~	159,000	166,354
IHO Verwaltungs GmbH (Germany)
4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	205,250
6.375% Cash or 7.125% PIK due 05/15/29 ~	200,000	218,623
Interface, Inc. 5.500% due 12/01/28 ~	350,000	368,693
International Game Technology PLC
4.125% due 04/15/26 ~	200,000	208,124
5.250% due 01/15/29 ~	400,000	428,008
6.500% due 02/15/25 ~	800,000	893,760
IRB Holding Corp. 7.000% due 06/15/25 ~	250,000	265,744
Jacobs Entertainment, Inc. 7.875% due 02/01/24 ~	100,000	103,375
Jaguar Land Rover Automotive PLC (United Kingdom)
4.500% due 10/01/27 ~	325,000	315,851
5.500% due 07/15/29 ~	225,000	219,620
5.875% due 01/15/28 ~	200,000	201,104
7.750% due 10/15/25 ~	200,000	216,140
JB Poindexter & Co., Inc. 7.125% due 04/15/26 ~	119,000	125,396
KAR Auction Services, Inc. 5.125% due 06/01/25 ~	330,000	334,125
KB Home
4.000% due 06/15/31	100,000	102,750
4.800% due 11/15/29	75,000	81,844

	Principal Amount	Value
6.875% due 06/15/27	$75,000	$89,719
7.500% due 09/15/22	100,000	106,050
7.625% due 05/15/23	215,000	229,855
Ken Garff Automotive LLC 4.875% due 09/15/28 ~	300,000	308,772
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750% due 06/01/27 ~	100,000	104,526
LBM Acquisition LLC 6.250% due 01/15/29 ~	132,000	132,121
LCM Investments Holdings II LLC 4.875% due 05/01/29 ~	538,000	552,698
Levi Strauss & Co. 3.500% due 03/01/31 ~	105,000	106,181
LGI Homes, Inc. 4.000% due 07/15/29 ~	75,000	74,906
Life Time, Inc.
5.750% due 01/15/26 ~	340,000	352,325
8.000% due 04/15/26 ~	185,000	196,331
Lions Gate Capital Holdings LLC 5.500% due 04/15/29 ~	195,000	201,829
Lithia Motors, Inc.
3.875% due 06/01/29 ~	90,000	93,529
4.375% due 01/15/31 ~	150,000	160,313
4.625% due 12/15/27 ~	150,000	158,147
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~	160,000	159,250
4.750% due 10/15/27 ~	460,000	468,050
4.875% due 11/01/24 ~	50,000	50,621
5.625% due 03/15/26 ~	81,000	83,966
6.500% due 05/15/27 ~	225,000	247,781
LSF9 Atlantis Holdings LLC/Victra Finance Corp. 7.750% due 02/15/26 ~	333,000	345,759
M/I Homes, Inc.
3.950% due 02/15/30 ~	200,000	200,827
4.950% due 02/01/28	150,000	157,125
Macy’s Retail Holdings LLC
2.875% due 02/15/23	66,000	67,073
3.625% due 06/01/24	66,000	68,259
4.500% due 12/15/34	225,000	221,582
5.875% due 04/01/29 ~	340,000	370,336
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	200,000	193,544
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~	135,000	136,856
4.750% due 01/15/28	150,000	153,266
6.125% due 09/15/25 ~	65,000	68,738
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~	170,000	174,007
5.250% due 12/15/27 ~	82,000	85,836
Mattel, Inc.
3.150% due 03/15/23	395,000	402,562
3.375% due 04/01/26 ~	65,000	67,103
3.750% due 04/01/29 ~	110,000	114,813
5.875% due 12/15/27 ~	116,000	125,860
6.200% due 10/01/40	134,000	172,421
Melco Resorts Finance Ltd. (Hong Kong)
4.875% due 06/06/25 ~	285,000	286,069
5.375% due 12/04/29 ~	200,000	203,600
5.625% due 07/17/27 ~	600,000	609,780
5.750% due 07/21/28 ~	400,000	409,646
Meritage Homes Corp.
3.875% due 04/15/29 ~	150,000	157,688
5.125% due 06/06/27	200,000	223,000
Meritor, Inc.
4.500% due 12/15/28 ~	175,000	175,660
6.250% due 06/01/25 ~	175,000	184,179
Merlin Entertainments Ltd. (United Kingdom) 5.750% due 06/15/26 ~	200,000	206,857
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~	200,000	197,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
5.375% due 05/15/24 ~	$200,000	$202,750
5.875% due 05/15/26 ~	200,000	203,864
MGM Resorts International
4.625% due 09/01/26	115,000	120,750
4.750% due 10/15/28	110,000	116,050
5.500% due 04/15/27	335,000	363,894
5.750% due 06/15/25	230,000	250,987
6.000% due 03/15/23	500,000	529,345
6.750% due 05/01/25	230,000	242,650
Michael Kors USA, Inc. 4.500% due 11/01/24 ~	200,000	211,130
Michaels Cos., Inc.
5.250% due 05/01/28 ~	245,000	253,024
7.875% due 05/01/29 ~	415,000	431,797
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/29 ~	259,000	264,180
Mohegan Gaming & Entertainment
7.875% due 10/15/24 ~	155,000	163,138
8.000% due 02/01/26 ~	360,000	375,696
Motion Bondco DAC (United Kingdom) 6.625% due 11/15/27 ~	200,000	201,927
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~	85,000	85,638
4.750% due 09/15/29	99,000	104,940
5.625% due 05/01/27	100,000	104,669
NCL Corp. Ltd.
3.625% due 12/15/24 ~	193,000	183,591
5.875% due 03/15/26 ~	510,000	523,436
10.250% due 02/01/26 ~	130,000	149,390
12.250% due 05/15/24 ~	50,000	59,063
NCL Finance Ltd. 6.125% due 03/15/28 ~	125,000	129,902
New Home Co., Inc. 7.250% due 10/15/25 ~	600,000	632,112
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~	125,000	123,906
3.875% due 01/15/28 ~	248,000	250,753
4.000% due 10/15/30 ~	1,158,000	1,147,867
4.375% due 01/15/28 ~	214,000	217,522
5.750% due 04/15/25 ~	50,000	52,555
Newell Brands, Inc.
4.350% due 04/01/23	192,000	200,172
4.700% due 04/01/26	685,000	756,089
4.875% due 06/01/25	165,000	182,317
5.875% due 04/01/36	130,000	161,629
6.000% due 04/01/46	200,000	258,750
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125% due 04/01/26 ~	125,000	132,813
Nordstrom, Inc.
4.375% due 04/01/30	142,000	145,350
5.000% due 01/15/44	500,000	491,100
Papa John’s International, Inc. 3.875% due 09/15/29 ~	250,000	249,062
Park River Holdings, Inc.
5.625% due 02/01/29 ~	300,000	291,070
6.750% due 08/01/29 ~	150,000	150,599
Party City Holdings, Inc. 8.750% due 02/15/26 ~	300,000	314,271
Peninsula Pacific Entertainment LLC/ Peninsula Pacific Entertainment Finance, Inc. 8.500% due 11/15/27 ~	420,000	451,527
Penn National Gaming, Inc.
4.125% due 07/01/29 ~	200,000	197,930
5.625% due 01/15/27 ~	100,000	103,125
Penske Automotive Group, Inc.
3.500% due 09/01/25	139,000	143,170
3.750% due 06/15/29	125,000	125,860
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~	680,000	699,550
7.750% due 02/15/29 ~	500,000	546,277

	Principal Amount	Value
Picasso Finance Sub, Inc. 6.125% due 06/15/25 ~	$105,000	$111,157
PM General Purchaser LLC 9.500% due 10/01/28 ~	30,000	31,719
Powdr Corp. 6.000% due 08/01/25 ~	125,000	131,451
Premier Entertainment Sub LLC/ Premier Entertainment Finance Corp.
5.625% due 09/01/29 ~	200,000	202,265
5.875% due 09/01/31 ~	250,000	252,923
QVC, Inc.
4.375% due 03/15/23	150,000	156,638
4.375% due 09/01/28	225,000	232,875
4.450% due 02/15/25	125,000	133,906
4.750% due 02/15/27	175,000	185,719
4.850% due 04/01/24	100,000	108,125
5.450% due 08/15/34	300,000	319,420
Raptor Acquisition Corp./Raptor Co-Issuer LLC (Canada) 4.875% due 11/01/26 ~	300,000	306,750
Real Hero Merger Sub 2, Inc. 6.250% due 02/01/29 ~	40,000	41,553
Resideo Funding, Inc. 4.000% due 09/01/29 ~	100,000	97,782
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625% due 04/16/29 ~	400,000	408,511
Rite Aid Corp.
7.500% due 07/01/25 ~	330,000	330,375
8.000% due 11/15/26 ~	248,000	250,227
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28	175,000	167,890
4.250% due 07/01/26 ~	150,000	147,120
5.250% due 11/15/22	219,000	224,749
5.500% due 08/31/26 ~	305,000	313,904
5.500% due 04/01/28 ~	450,000	460,926
9.125% due 06/15/23 ~	532,000	578,846
10.875% due 06/01/23 ~	300,000	336,375
11.500% due 06/01/25 ~	334,000	381,511
Sally Holdings LLC/Sally Capital, Inc. 5.625% due 12/01/25	265,000	271,826
Scientific Games International, Inc.
5.000% due 10/15/25 ~	155,000	159,650
7.000% due 05/15/28 ~	224,000	241,920
7.250% due 11/15/29 ~	156,000	175,482
8.250% due 03/15/26 ~	600,000	637,500
8.625% due 07/01/25 ~	90,000	97,577
Scotts Miracle-Gro Co.
4.000% due 04/01/31 ~	125,000	124,921
4.375% due 02/01/32 ~	150,000	151,406
4.500% due 10/15/29	200,000	209,250
5.250% due 12/15/26	100,000	103,553
SeaWorld Parks & Entertainment, Inc. 5.250% due 08/15/29 ~	112,000	114,730
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28 ~	200,000	206,099
4.750% due 04/01/29 ~	150,000	154,448
Six Flags Entertainment Corp.
4.875% due 07/31/24 ~	400,000	404,250
5.500% due 04/15/27 ~	100,000	103,375
Six Flags Theme Parks, Inc. 7.000% due 07/01/25 ~	235,000	250,569
Sizzling Platter LLC/Sizzling Platter Finance Corp. 8.500% due 11/28/25 ~	250,000	257,191
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375% due 09/30/26 ~	90,000	94,613
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.000% due 09/20/25 ~	30,000	33,683
SRS Distribution, Inc.
4.625% due 07/01/28 ~	81,000	82,737
6.125% due 07/01/29 ~	133,000	137,158

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Staples, Inc.
7.500% due 04/15/26 ~	$600,000	$609,303
10.750% due 04/15/27 ~	297,000	289,575
Station Casinos LLC 4.500% due 02/15/28 ~	190,000	193,249
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~	340,000	313,995
6.000% due 07/15/25 ~	200,000	198,270
6.500% due 01/15/28 ~	200,000	196,440
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
5.000% due 06/01/31 ~	83,000	86,216
5.875% due 03/01/27	300,000	313,729
Superior Plus LP/ Superior General Partner, Inc. (Canada) 4.500% due 03/15/29 ~	100,000	103,375
SWF Escrow Issuer Corp. due 10/01/29 # ~	208,000	202,914
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~	145,000	156,240
5.750% due 01/15/28 ~	100,000	111,525
5.875% due 06/15/27 ~	144,000	164,340
6.625% due 07/15/27 ~	100,000	105,676
Taylor Morrison Communities, Inc./ Taylor Morrison Holdings II, Inc.
5.625% due 03/01/24 ~	100,000	108,018
5.875% due 04/15/23 ~	250,000	262,312
Tempur Sealy International, Inc.
3.875% due 10/15/31 ~	88,000	88,220
4.000% due 04/15/29 ~	150,000	154,688
Tenneco, Inc.
5.000% due 07/15/26	180,000	177,539
5.125% due 04/15/29 ~	395,000	404,381
5.375% due 12/15/24	25,000	24,962
7.875% due 01/15/29 ~	15,000	16,763
Titan International, Inc. 7.000% due 04/30/28 ~	200,000	211,000
TKC Holdings, Inc.
6.875% due 05/15/28 ~	600,000	620,415
10.500% due 05/15/29 ~	100,000	109,778
Toll Brothers Finance Corp.
3.800% due 11/01/29	100,000	107,525
4.350% due 02/15/28	400,000	438,500
4.375% due 04/15/23	200,000	207,100
Travel & Leisure Co.
4.250% due 03/01/22	200,000	200,548
4.625% due 03/01/30 ~	150,000	154,391
5.650% due 04/01/24	300,000	324,471
6.000% due 04/01/27	150,000	166,510
6.625% due 07/31/26 ~	217,000	247,384
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.875% due 06/15/24	200,000	220,250
Tri Pointe Homes, Inc.
5.250% due 06/01/27	100,000	108,192
5.700% due 06/15/28	150,000	163,313
Under Armour, Inc. 3.250% due 06/15/26	200,000	207,251
United Airlines Holdings, Inc.
4.250% due 10/01/22	100,000	102,094
4.875% due 01/15/25	150,000	153,938
5.000% due 02/01/24	200,000	206,352
United Airlines, Inc.
4.375% due 04/15/26 ~	346,000	355,515
4.625% due 04/15/29 ~	1,003,000	1,037,804
Univar Solutions USA, Inc. 5.125% due 12/01/27 ~	204,000	214,445
Universal Entertainment Corp. (Japan) 8.500% due 12/11/24 ~	200,000	208,752
US Airways Pass-Through Trust Class A 3.950% due 05/15/27	109,066	111,249

	Principal Amount	Value
Vail Resorts, Inc. 6.250% due 05/15/25 ~	$235,000	$248,806
Victoria’s Secret & Co. 4.625% due 07/15/29 ~	188,000	191,849
Viking Cruises Ltd.
5.875% due 09/15/27 ~	434,000	420,689
7.000% due 02/15/29 ~	150,000	151,930
13.000% due 05/15/25 ~	50,000	57,625
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/29 ~	300,000	300,529
Vista Outdoor, Inc. 4.500% due 03/15/29 ~	300,000	304,596
VOC Escrow Ltd. 5.000% due 02/15/28 ~	160,000	158,087
Wabash National Corp.
due 10/15/28 # ~	200,000	200,000
5.500% due 10/01/25 ~	75,000	76,080
Wheel Pros, Inc. 6.500% due 05/15/29 ~	100,000	96,876
White Cap Buyer LLC 6.875% due 10/15/28 ~	170,000	179,576
William Carter Co.
5.500% due 05/15/25 ~	155,000	163,052
5.625% due 03/15/27 ~	214,000	222,111
Williams Scotsman International, Inc. 4.625% due 08/15/28 ~	100,000	104,302
Winnebago Industries, Inc. 6.250% due 07/15/28 ~	200,000	215,758
WMG Acquisition Corp.
3.000% due 02/15/31 ~	221,000	216,027
3.875% due 07/15/30 ~	200,000	208,250
Wolverine Escrow LLC
8.500% due 11/15/24 ~	227,000	211,394
9.000% due 11/15/26 ~	223,000	206,275
13.125% due 11/15/27 ~	262,000	174,885
Wolverine World Wide, Inc. 4.000% due 08/15/29 ~	185,000	187,081
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/28 ~	106,000	110,789
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.250% due 05/30/23 ~	150,000	151,361
5.250% due 05/15/27 ~	466,000	471,331
5.500% due 03/01/25 ~	700,000	714,875
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~	390,000	367,177
5.500% due 10/01/27 ~	400,000	382,612
5.625% due 08/26/28 ~	500,000	476,719
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/29 ~	210,000	211,837
7.750% due 04/15/25 ~	70,000	73,939
Yum! Brands, Inc.
3.625% due 03/15/31	225,000	226,483
4.625% due 01/31/32	515,000	550,406
5.350% due 11/01/43	100,000	110,272
6.875% due 11/15/37	100,000	129,207
7.750% due 04/01/25 ~	50,000	53,524
ZF North America Capital, Inc. (Germany)
4.500% due 04/29/22 ~	400,000	406,000
4.750% due 04/29/25 ~	150,000	162,291

		107,380,599

Consumer, Non-Cyclical - 16.6%
Acadia Healthcare Co., Inc.
5.000% due 04/15/29 ~	225,000	234,573
5.500% due 07/01/28 ~	265,000	278,903
ACCO Brands Corp. 4.250% due 03/15/29 ~	215,000	216,150
ACE Cash Express, Inc. 12.000% due 12/15/22 ~	90,000	84,848

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
AdaptHealth LLC
4.625% due 08/01/29 ~	$190,000	$190,095
5.125% due 03/01/30 ~	177,000	177,335
6.125% due 08/01/28 ~	250,000	266,059
ADT Security Corp.
4.125% due 08/01/29 ~	665,000	661,768
4.875% due 07/15/32 ~	200,000	202,000
Adtalem Global Education, Inc. 5.500% due 03/01/28 ~	250,000	252,686
Ahern Rentals, Inc. 7.375% due 05/15/23 ~	175,000	168,000
AHP Health Partners, Inc. 5.750% due 07/15/29 ~	150,000	151,693
Air Methods Corp. 8.000% due 05/15/25 ~	130,000	124,361
Akumin Escrow, Inc. 7.500% due 08/01/28 ~	100,000	96,907
Akumin, Inc. 7.000% due 11/01/25 ~	260,000	252,615
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
3.250% due 03/15/26 ~	603,000	613,375
3.500% due 02/15/23 ~	87,000	89,078
3.500% due 03/15/29 ~	263,000	262,796
4.625% due 01/15/27 ~	375,000	393,856
4.875% due 02/15/30 ~	378,000	407,767
5.750% due 03/15/25	91,000	92,925
5.875% due 02/15/28 ~	177,000	188,726
7.500% due 03/15/26 ~	125,000	135,156
Allied Universal Holdco LLC/ Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~	438,000	437,598
6.000% due 06/01/29 ~	392,000	387,343
6.625% due 07/15/26 ~	522,000	552,553
9.750% due 07/15/27 ~	297,000	323,500
Alta Equipment Group, Inc. 5.625% due 04/15/26 ~	100,000	102,875
AMN Healthcare, Inc.
4.000% due 04/15/29 ~	150,000	154,776
4.625% due 10/01/27 ~	217,000	225,409
Aptim Corp. 7.750% due 06/15/25 ~	150,000	124,875
APX Group, Inc.
5.750% due 07/15/29 ~	225,000	222,401
6.750% due 02/15/27 ~	440,000	467,984
ASGN, Inc. 4.625% due 05/15/28 ~	79,000	81,864
Avantor Funding, Inc. 4.625% due 07/15/28 ~	150,000	158,062
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/28 ~	125,000	129,049
5.375% due 03/01/29 ~	145,000	153,444
5.750% due 07/15/27 ~	425,000	443,750
Avon Products, Inc. (United Kingdom) 6.500% due 03/15/23	200,000	211,852
B&G Foods, Inc.
5.250% due 04/01/25	408,000	418,241
5.250% due 09/15/27	107,000	111,749
Bausch Health Americas, Inc.
8.500% due 01/31/27 ~	145,000	154,635
9.250% due 04/01/26 ~	385,000	411,652
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~	410,000	425,375
5.000% due 01/30/28 ~	240,000	228,052
5.000% due 02/15/29 ~	150,000	139,916
5.250% due 01/30/30 ~	1,000,000	934,020
5.250% due 02/15/31 ~	794,000	731,318
5.500% due 11/01/25 ~	246,000	249,997
5.750% due 08/15/27 ~	140,000	146,825
6.125% due 04/15/25 ~	652,000	666,279
6.250% due 02/15/29 ~	450,000	445,923
7.000% due 01/15/28 ~	388,000	398,119

	Principal Amount	Value
7.250% due 05/30/29 ~	$98,000	$100,571
9.000% due 12/15/25 ~	539,000	569,575
Brink’s Co.
4.625% due 10/15/27 ~	197,000	204,937
5.500% due 07/15/25 ~	150,000	157,019
C&S Group Enterprises LLC 5.000% due 12/15/28 ~	300,000	284,013
Cano Health LLC 6.250% due 10/01/28 ~	125,000	126,406
Carriage Services, Inc. 4.250% due 05/15/29 ~	200,000	200,470
Catalent Pharma Solutions, Inc.
3.125% due 02/15/29 ~	116,000	114,051
3.500% due 04/01/30 ~	125,000	125,156
5.000% due 07/15/27 ~	115,000	119,600
Centene Corp.
2.450% due 07/15/28	255,000	256,594
2.500% due 03/01/31	505,000	498,687
2.625% due 08/01/31	185,000	183,981
3.000% due 10/15/30	305,000	313,006
3.375% due 02/15/30	696,000	721,439
4.250% due 12/15/27	1,065,000	1,116,013
4.625% due 12/15/29	1,106,000	1,206,701
Central Garden & Pet Co.
4.125% due 10/15/30	335,000	342,956
4.125% due 04/30/31 ~	200,000	203,355
5.125% due 02/01/28	100,000	105,684
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~	133,000	135,993
4.000% due 03/15/31 ~	200,000	209,796
4.250% due 05/01/28 ~	192,000	199,594
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/28 ~	350,000	361,812
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~	115,000	115,863
5.625% due 03/15/27 ~	605,000	634,270
6.000% due 01/15/29 ~	300,000	318,375
6.125% due 04/01/30 ~	694,000	675,290
6.625% due 02/15/25 ~	1,310,000	1,372,225
6.875% due 04/01/28 ~	459,000	441,985
6.875% due 04/15/29 ~	275,000	276,027
8.000% due 03/15/26 ~	600,000	637,035
8.000% due 12/15/27 ~	189,000	206,246
Cimpress PLC (Ireland) 7.000% due 06/15/26 ~	300,000	313,260
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. (Canada) 8.500% due 12/15/22 ~	50,000	51,066
CoreCivic, Inc.
4.625% due 05/01/23	300,000	305,940
4.750% due 10/15/27	60,000	52,691
8.250% due 04/15/26	135,000	137,884
CoreLogic, Inc. 4.500% due 05/01/28 ~	167,000	166,165
Coty, Inc.
5.000% due 04/15/26 ~	188,000	192,286
6.500% due 04/15/26 ~	75,000	76,943
CPI Acquisition, Inc. 8.625% due 03/15/26 ~	80,000	86,900
Darling Ingredients, Inc. 5.250% due 04/15/27 ~	99,000	103,131
DaVita, Inc.
3.750% due 02/15/31 ~	454,000	442,650
4.625% due 06/01/30 ~	825,000	849,635
Del Monte Foods, Inc. 11.875% due 05/15/25 ~	210,000	237,093
Deluxe Corp. 8.000% due 06/01/29 ~	70,000	73,238
Edgewell Personal Care Co.
4.125% due 04/01/29 ~	125,000	124,963
5.500% due 06/01/28 ~	100,000	105,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Elanco Animal Health, Inc.
5.272% due 08/28/23	$395,000	$421,457
5.900% due 08/28/28	130,000	152,263
Emergent BioSolutions, Inc. 3.875% due 08/15/28 ~	150,000	146,063
Encompass Health Corp.
4.500% due 02/01/28	149,000	154,035
4.625% due 04/01/31	510,000	536,673
4.750% due 02/01/30	156,000	164,268
5.125% due 03/15/23	33,000	33,149
5.750% due 09/15/25	100,000	102,049
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.000% due 06/30/28 ~	666,000	477,375
9.500% due 07/31/27 ~	275,000	275,993
Endo Luxembourg Finance Co. I SARL/ Endo US, Inc. 6.125% due 04/01/29 ~	400,000	400,542
FAGE International SA/ FAGE USA Dairy Industry, Inc. (Luxembourg) 5.625% due 08/15/26 ~	100,000	102,989
Fresh Market, Inc. 9.750% due 05/01/23 ~	200,000	206,250
Garda World Security Corp. (Canada)
4.625% due 02/15/27 ~	395,000	395,494
6.000% due 06/01/29 ~	150,000	147,175
9.500% due 11/01/27 ~	78,000	84,521
Gartner, Inc.
3.625% due 06/15/29 ~	120,000	121,062
3.750% due 10/01/30 ~	397,000	409,089
4.500% due 07/01/28 ~	569,000	598,161
Global Medical Response, Inc. 6.500% due 10/01/25 ~	150,000	155,250
Graham Holdings Co. 5.750% due 06/01/26 ~	100,000	104,698
Grifols Escrow Issuer SA (Spain) due 10/15/28 # ~	200,000	204,600
H-Food Holdings LLC/ Hearthside Finance Co., Inc. 8.500% due 06/01/26 ~	100,000	103,777
HCA, Inc.
3.500% due 09/01/30	1,050,000	1,113,409
5.375% due 02/01/25	940,000	1,051,625
5.375% due 09/01/26	300,000	343,620
5.625% due 09/01/28	425,000	506,154
5.875% due 05/01/23	350,000	376,694
5.875% due 02/15/26	800,000	918,000
5.875% due 02/01/29	275,000	330,808
7.050% due 12/01/27	170,000	212,198
7.690% due 06/15/25	150,000	180,609
8.360% due 04/15/24	100,000	117,339
HCRX Investments Holdco LP 4.500% due 08/01/29 ~	60,000	60,375
HealthEquity, Inc. due 10/01/29 # ~	65,000	66,056
Herbalife Nutrition Ltd./HLF Financing, Inc. 7.875% due 09/01/25 ~	170,000	182,537
Herc Holdings, Inc. 5.500% due 07/15/27 ~	330,000	346,657
Hill-Rom Holdings, Inc. 4.375% due 09/15/27 ~	66,000	69,095
HLF Financing SARL LLC/ Herbalife International, Inc. 4.875% due 06/01/29 ~	200,000	200,250
Hologic, Inc.
3.250% due 02/15/29 ~	209,000	209,367
4.625% due 02/01/28 ~	191,000	201,347
Horizon Therapeutics USA, Inc. 5.500% due 08/01/27 ~	200,000	212,250
IHS Markit Ltd. 4.250% due 05/01/29	500,000	570,435

	Principal Amount	Value
Ingles Markets, Inc. 4.000% due 06/15/31 ~	$75,000	$76,061
IQVIA, Inc.
5.000% due 10/15/26 ~	300,000	307,836
5.000% due 05/15/27 ~	200,000	207,986
Jaguar Holding Co. II/PPD Development LP
4.625% due 06/15/25 ~	35,000	36,400
5.000% due 06/15/28 ~	55,000	59,272
Jazz Securities DAC 4.375% due 01/15/29 ~	200,000	207,510
JBS USA Food Co.
5.750% due 01/15/28 ~	200,000	210,376
7.000% due 01/15/26 ~	450,000	471,015
JBS USA LUX SA/JBS USA Finance, Inc. 6.750% due 02/15/28 ~	285,000	309,228
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc.
3.750% due 12/01/31 ~	91,000	94,802
5.500% due 01/15/30 ~	421,000	468,771
6.500% due 04/15/29 ~	298,000	333,387
Korn Ferry 4.625% due 12/15/27 ~	150,000	155,812
Kraft Heinz Foods Co.
3.000% due 06/01/26	1,813,000	1,910,747
3.750% due 04/01/30	750,000	817,641
4.250% due 03/01/31	135,000	152,709
4.375% due 06/01/46	3,250,000	3,704,537
4.625% due 01/30/29	25,000	28,560
4.625% due 10/01/39	162,000	189,197
5.500% due 06/01/50	700,000	925,262
6.875% due 01/26/39	150,000	221,720
Kronos Acquisition Holdings, Inc./ KIK Custom Products, Inc. (Canada)
5.000% due 12/31/26 ~	25,000	25,000
7.000% due 12/31/27 ~	555,000	532,717
Lamb Weston Holdings, Inc.
4.625% due 11/01/24 ~	230,000	234,216
4.875% due 11/01/26 ~	375,000	384,664
4.875% due 05/15/28 ~	83,000	91,342
Land O’Lakes Capital Trust 7.450% due 03/15/28 ~	43,000	49,921
Lannett Co., Inc. 7.750% due 04/15/26 ~	150,000	138,231
Legacy LifePoint Health LLC
4.375% due 02/15/27 ~	230,000	229,712
6.750% due 04/15/25 ~	180,000	189,378
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer, Inc. 5.000% due 02/01/26 ~	210,000	215,592
LifePoint Health, Inc. 5.375% due 01/15/29 ~	65,000	63,329
Magellan Health, Inc. 4.900% due 09/22/24	150,000	165,000
MEDNAX, Inc. 6.250% due 01/15/27 ~	350,000	368,375
Metis Merger Sub LLC 6.500% due 05/15/29 ~	100,000	97,378
ModivCare Escrow Issuer, Inc. 5.000% due 10/01/29 ~	105,000	108,969
ModivCare, Inc. 5.875% due 11/15/25 ~	72,000	76,230
Modulaire Global Finance PLC (United Kingdom) 8.000% due 02/15/23 ~	145,000	148,264
Molina Healthcare, Inc.
3.875% due 11/15/30 ~	120,000	125,550
4.375% due 06/15/28 ~	150,000	156,244
5.375% due 11/15/22	250,000	258,050
MoneyGram International, Inc. 5.375% due 08/01/26 ~	55,000	55,894
Mozart Debt Merger Sub, Inc.
due 04/01/29 # ~	1,205,000	1,205,000
due 10/01/29 # ~	200,000	200,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	$290,000	$289,601
5.750% due 11/01/28 ~	380,000	358,526
Nathan’s Famous, Inc. 6.625% due 11/01/25 ~	25,000	25,576
NESCO Holdings II, Inc. 5.500% due 04/15/29 ~	300,000	311,535
Nielsen Co. Luxembourg SARL 5.000% due 02/01/25 ~	200,000	205,000
Nielsen Finance LLC/Nielsen Finance Co.
4.500% due 07/15/29 ~	134,000	131,193
4.750% due 07/15/31 ~	333,000	324,359
5.625% due 10/01/28 ~	220,000	228,525
5.875% due 10/01/30 ~	100,000	105,412
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/28 ~	1,004,000	1,025,335
5.125% due 04/30/31 ~	500,000	525,800
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.375% due 06/01/25 ~	315,000	332,815
Owens & Minor, Inc. 4.500% due 03/31/29 ~	80,000	80,900
P&L Development LLC/PLD Finance Corp. 7.750% due 11/15/25 ~	150,000	156,043
Par Pharmaceutical, Inc. 7.500% due 04/01/27 ~	819,000	835,437
Paysafe Finance PLC/Paysafe Holdings US Corp. 4.000% due 06/15/29 ~	200,000	191,750
Performance Food Group, Inc.
4.250% due 08/01/29 ~	208,000	208,782
5.500% due 10/15/27 ~	295,000	309,251
Perrigo Finance Unlimited Co.
3.900% due 12/15/24	200,000	212,091
4.375% due 03/15/26	205,000	220,954
4.900% due 12/15/44	400,000	401,775
Pilgrim’s Pride Corp.
3.500% due 03/01/32 ~	300,000	305,437
4.250% due 04/15/31 ~	325,000	349,619
5.875% due 09/30/27 ~	152,000	161,804
Post Holdings, Inc.
4.500% due 09/15/31 ~	1,025,000	1,014,114
4.625% due 04/15/30 ~	314,000	316,820
5.500% due 12/15/29 ~	325,000	344,935
5.625% due 01/15/28 ~	108,000	113,600
5.750% due 03/01/27 ~	205,000	213,297
Prestige Brands, Inc.
3.750% due 04/01/31 ~	250,000	241,567
5.125% due 01/15/28 ~	133,000	138,952
Prime Healthcare Services, Inc. 7.250% due 11/01/25 ~	166,000	178,242
Prime Security Services Borrower LLC/ Prime Finance, Inc.
3.375% due 08/31/27 ~	170,000	163,307
5.250% due 04/15/24 ~	497,000	530,697
5.750% due 04/15/26 ~	246,000	266,421
6.250% due 01/15/28 ~	685,000	709,078
Primo Water Holdings, Inc. (Canada) 4.375% due 04/30/29 ~	188,000	187,738
Quorum Health Corp. 11.625% due 04/15/23 * Y Ω	9,000	830
Radiology Partners, Inc. 9.250% due 02/01/28 ~	55,000	59,238
RegionalCare Hospital Partners Holdings,Inc./ LifePoint Health, Inc. 9.750% due 12/01/26 ~	500,000	528,750
Rent-A-Center, Inc. 6.375% due 02/15/29 ~	180,000	194,400
Revlon Consumer Products Corp. 6.250% due 08/01/24	150,000	66,241

	Principal Amount	Value
Ritchie Bros Auctioneers, Inc. (Canada) 5.375% due 01/15/25 ~	$220,000	$225,604
RP Escrow Issuer LLC 5.250% due 12/15/25 ~	300,000	309,016
RR Donnelley & Sons Co. 6.125% due 11/01/26 ~	520,000	542,750
Sabre GLBL, Inc.
7.375% due 09/01/25 ~	518,000	552,732
9.250% due 04/15/25 ~	50,000	57,852
Safeway, Inc. 7.250% due 02/01/31	150,000	179,714
SEG Holding LLC/SEG Finance Corp. 5.625% due 10/15/28 ~	200,000	208,750
Select Medical Corp. 6.250% due 08/15/26 ~	424,000	446,408
Service Corp. International
3.375% due 08/15/30	426,000	425,670
4.000% due 05/15/31	132,000	136,620
4.625% due 12/15/27	53,000	55,650
5.125% due 06/01/29	206,000	224,210
Shift4 Payments LLC/ Shift4 Payments Finance Sub, Inc. 4.625% due 11/01/26 ~	300,000	313,500
Sigma Holdco BV (Netherlands) 7.875% due 05/15/26 ~	400,000	395,614
Signal Parent, Inc. 6.125% due 04/01/29 ~	250,000	239,062
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/29 ~	245,000	247,155
Sotheby’s 7.375% due 10/15/27 ~	200,000	211,750
Sotheby’s/Bidfair Holdings, Inc. 5.875% due 06/01/29 ~	150,000	154,501
Spectrum Brands, Inc.
3.875% due 03/15/31 ~	150,000	151,748
5.000% due 10/01/29 ~	86,000	92,640
5.750% due 07/15/25	449,000	460,786
Square, Inc.
2.750% due 06/01/26 ~	100,000	101,495
3.500% due 06/01/31 ~	83,000	85,239
StoneMor, Inc. 8.500% due 05/15/29 ~	67,000	68,927
Surgery Center Holdings, Inc. 10.000% due 04/15/27 ~	290,000	313,562
Syneos Health, Inc. 3.625% due 01/15/29 ~	150,000	149,768
Team Health Holdings, Inc. 6.375% due 02/01/25 ~	200,000	193,638
Teleflex, Inc.
4.250% due 06/01/28 ~	95,000	98,893
4.625% due 11/15/27	156,000	162,825
Tenet Healthcare Corp.
4.250% due 06/01/29 ~	400,000	406,500
4.625% due 07/15/24	243,000	246,949
4.625% due 09/01/24 ~	87,000	89,066
4.625% due 06/15/28 ~	465,000	482,417
4.875% due 01/01/26 ~	545,000	564,713
5.125% due 11/01/27 ~	526,000	549,012
6.125% due 10/01/28 ~	655,000	688,903
6.250% due 02/01/27 ~	530,000	550,537
6.750% due 06/15/23	778,000	839,656
7.500% due 04/01/25 ~	50,000	53,125
TreeHouse Foods, Inc. 4.000% due 09/01/28	115,000	112,699
TriNet Group, Inc. 3.500% due 03/01/29 ~	115,000	115,431
Triton Water Holdings, Inc. 6.250% due 04/01/29 ~	155,000	157,712
Turning Point Brands, Inc. 5.625% due 02/15/26 ~	100,000	104,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
United Natural Foods, Inc. 6.750% due 10/15/28 ~	$65,000	$70,444
United Rentals North America, Inc.
3.750% due 01/15/32	228,000	230,850
3.875% due 02/15/31	500,000	513,125
4.000% due 07/15/30	125,000	129,844
4.875% due 01/15/28	715,000	756,842
5.250% due 01/15/30	142,000	155,667
5.500% due 05/15/27	260,000	273,229
US Acute Care Solutions LLC 6.375% due 03/01/26 ~	250,000	264,062
US Foods, Inc.
4.750% due 02/15/29 ~	65,000	66,794
6.250% due 04/15/25 ~	120,000	126,024
US Renal Care, Inc. 10.625% due 07/15/27 ~	175,000	186,224
Vector Group Ltd.
5.750% due 02/01/29 ~	125,000	125,186
10.500% due 11/01/26 ~	173,000	182,299
Verscend Escrow Corp. 9.750% due 08/15/26 ~	325,000	342,875
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/26 ~	255,000	266,596
WW International, Inc. 4.500% due 04/15/29 ~	135,000	132,342

		87,964,383

Diversified - 0.1%
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	105,319
Stena International SA (Sweden)
5.750% due 03/01/24 ~	200,000	208,967
6.125% due 02/01/25 ~	146,000	151,227

		465,513

Energy - 13.5%
Aethon United BR LP/Aethon United Finance Corp. 8.250% due 02/15/26 ~	340,000	367,625
AI Candelaria Spain SLU (Colombia) 7.500% due 12/15/28 ~	250,000	271,722
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% due 05/01/25 ~	100,000	101,750
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% due 06/15/29 ~	135,000	139,219
5.750% due 03/01/27 ~	200,000	206,860
5.750% due 01/15/28 ~	197,000	204,387
7.875% due 05/15/26 ~	365,000	399,752
Antero Resources Corp.
5.000% due 03/01/25	150,000	153,825
5.375% due 03/01/30 ~	90,000	94,896
7.625% due 02/01/29 ~	150,000	167,887
8.375% due 07/15/26 ~	68,000	77,111
Apache Corp.
4.250% due 01/15/30	250,000	269,852
4.375% due 10/15/28	208,000	225,160
4.625% due 11/15/25	130,000	139,913
4.750% due 04/15/43	1,035,000	1,122,592
4.875% due 11/15/27	215,000	234,731
5.100% due 09/01/40	712,000	798,316
Archrock Partners LP/Archrock Partners Finance Corp.
6.250% due 04/01/28 ~	180,000	186,406
6.875% due 04/01/27 ~	156,000	164,254
Ascent Resources Utica Holdings LLC/ ARU Finance Corp.
5.875% due 06/30/29 ~	115,000	117,642
7.000% due 11/01/26 ~	80,000	82,799
8.250% due 12/31/28 ~	165,000	180,117
9.000% due 11/01/27 ~	175,000	240,054

	Principal Amount	Value
Atlantica Sustainable Infrastructure PLC (Spain) 4.125% due 06/15/28 ~	$300,000	$310,425
Baytex Energy Corp. (Canada)
5.625% due 06/01/24 ~	120,000	120,861
8.750% due 04/01/27 ~	185,000	191,310
Berry Petroleum Co. LLC 7.000% due 02/15/26 ~	200,000	204,019
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.625% due 07/15/26 ~	50,000	52,417
7.625% due 12/15/25 ~	245,000	265,212
Bristow Group, Inc. 6.875% due 03/01/28 ~	150,000	156,300
Buckeye Partners LP
3.950% due 12/01/26	175,000	178,804
4.125% due 03/01/25 ~	127,000	131,764
4.150% due 07/01/23	298,000	307,435
4.500% due 03/01/28 ~	105,000	106,759
5.850% due 11/15/43	250,000	250,704
6.375% due 01/22/78	200,000	184,107
California Resources Corp. 7.125% due 02/01/26 ~	55,000	58,112
Callon Petroleum Co.
6.125% due 10/01/24	200,000	196,880
8.000% due 08/01/28 ~	140,000	138,475
Calumet Specialty Products Partners LP/ Calumet Finance Corp.
7.750% due 04/15/23	250,000	248,125
9.250% due 07/15/24 ~	162,000	176,451
11.000% due 04/15/25 ~	133,000	144,139
Cenovus Energy, Inc. (Canada) 6.750% due 11/15/39	875,000	1,192,386
CGG SA (France) 8.750% due 04/01/27 ~	500,000	503,967
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	165,000	165,751
4.000% due 03/01/31 ~	361,000	378,490
4.500% due 10/01/29	494,000	525,804
Cheniere Energy, Inc. 4.625% due 10/15/28	265,000	279,575
Chesapeake Energy Corp.
5.500% due 02/01/26 ~	110,000	115,088
5.875% due 02/01/29 ~	185,000	197,894
CNX Midstream Partners LP 4.750% due 04/15/30 ~	40,000	40,669
CNX Resources Corp.
6.000% due 01/15/29 ~	250,000	264,687
7.250% due 03/14/27 ~	250,000	266,487
Colgate Energy Partners III LLC 5.875% due 07/01/29 ~	125,000	126,096
Comstock Resources, Inc.
5.875% due 01/15/30 ~	324,000	337,412
6.750% due 03/01/29 ~	135,000	145,969
7.500% due 05/15/25 ~	231,000	240,432
Continental Resources, Inc.
3.800% due 06/01/24	350,000	368,217
4.375% due 01/15/28	300,000	332,250
4.500% due 04/15/23	81,000	84,038
4.900% due 06/01/44	225,000	252,281
5.750% due 01/15/31 ~	200,000	242,000
Continuum Energy Levanter Pte Ltd. (India) 4.500% due 02/09/27 ~	993	1,028
Coronado Finance Property Ltd. (Australia) 10.750% due 05/15/26 ~	150,000	163,735
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/31 ~	450,000	479,160
Crestwood Midstream Partners LP/ Crestwood Midstream Finance Corp.
5.625% due 05/01/27 ~	140,000	144,263
5.750% due 04/01/25	85,000	86,913
6.000% due 02/01/29 ~	105,000	110,011

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
CrownRock LP/CrownRock Finance, Inc.
5.000% due 05/01/29 ~	$25,000	$26,134
5.625% due 10/15/25 ~	344,000	352,497
CSI Compressco LP/CSI Compressco Finance, Inc. 7.500% due 04/01/25 ~	200,000	197,333
CVR Energy, Inc.
5.250% due 02/15/25 ~	210,000	208,245
5.750% due 02/15/28 ~	125,000	124,075
DCP Midstream Operating LP
3.875% due 03/15/23	150,000	153,803
5.125% due 05/15/29	74,000	83,412
5.375% due 07/15/25	200,000	221,250
5.600% due 04/01/44	100,000	116,979
5.625% due 07/15/27	235,000	267,606
5.850% due 05/21/43 ~	100,000	93,244
6.450% due 11/03/36 ~	403,000	501,519
6.750% due 09/15/37 ~	100,000	129,190
DT Midstream, Inc.
4.125% due 06/15/29 ~	95,000	96,454
4.375% due 06/15/31 ~	600,000	618,750
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/28 ~	125,000	127,972
Endeavor Energy Resources LP/EER Finance, Inc.
5.500% due 01/30/26 ~	92,000	95,958
5.750% due 01/30/28 ~	339,000	357,221
6.625% due 07/15/25 ~	130,000	137,150
Energy Ventures Gom LLC/ EnVen Finance Corp. 11.750% due 04/15/26 ~	100,000	103,171
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA (Spain) 5.375% due 12/30/30 ~	200,000	196,563
EnLink Midstream LLC
5.375% due 06/01/29	164,000	173,713
5.625% due 01/15/28 ~	75,000	79,949
EnLink Midstream Partners LP
4.150% due 06/01/25	300,000	309,745
4.850% due 07/15/26	400,000	420,626
5.050% due 04/01/45	200,000	182,888
5.450% due 06/01/47	125,000	120,848
Ensign Drilling, Inc. (Canada) 9.250% due 04/15/24 ~	95,000	91,909
Enviva Partners LP/ Enviva Partners Finance Corp. 6.500% due 01/15/26 ~	260,000	269,262
EQM Midstream Partners LP
4.000% due 08/01/24	113,000	117,591
4.500% due 01/15/29 ~	145,000	150,619
4.750% due 07/15/23	36,000	37,640
4.750% due 01/15/31 ~	145,000	150,984
6.000% due 07/01/25 ~	600,000	658,470
6.500% due 07/01/27 ~	140,000	157,640
6.500% due 07/15/48	451,000	513,876
EQT Corp.
3.000% due 10/01/22	2,000	2,038
3.125% due 05/15/26 ~	48,000	49,266
3.625% due 05/15/31 ~	50,000	52,163
3.900% due 10/01/27	275,000	297,994
5.000% due 01/15/29	60,000	67,632
6.625% due 02/01/25	1,140,000	1,306,212
Exterran Energy Solutions LP/EES Finance Corp. 8.125% due 05/01/25	200,000	189,839
Genesis Energy LP/Genesis Energy Finance Corp.
5.625% due 06/15/24	300,000	299,625
6.500% due 10/01/25	170,000	169,374
7.750% due 02/01/28	195,000	195,078
8.000% due 01/15/27	270,000	273,730
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29	100,000	103,934
7.000% due 08/01/27	150,000	156,774
Gulfport Energy Operating Corp. 8.000% due 05/17/26 ~	200,000	218,978

	Principal Amount	Value
Harvest Midstream I LP 7.500% due 09/01/28 ~	$225,000	$239,992
Hess Midstream Operations LP
4.250% due 02/15/30 ~	230,000	232,875
5.125% due 06/15/28 ~	240,000	250,992
5.625% due 02/15/26 ~	200,000	207,750
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~	100,000	102,875
6.000% due 02/01/31 ~	90,000	92,637
6.250% due 11/01/28 ~	320,000	332,195
Holly Energy Partners LP/ Holly Energy Finance Corp. 5.000% due 02/01/28 ~	59,000	59,900
Independence Energy Finance LLC 7.250% due 05/01/26 ~	165,000	170,158
Ithaca Energy North Sea PLC (United Kingdom) 9.000% due 07/15/26 ~	200,000	204,666
ITT Holdings LLC 6.500% due 08/01/29 ~	225,000	227,250
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 12/01/25 ~	151,000	164,882
Laredo Petroleum, Inc.
7.750% due 07/31/29 ~	165,000	165,619
9.500% due 01/15/25	180,000	186,750
10.125% due 01/15/28	125,000	135,325
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp. 6.000% due 08/01/26 ~	330,000	339,388
Matador Resources Co. 5.875% due 09/15/26	330,000	341,560
MEG Energy Corp. (Canada)
5.875% due 02/01/29 ~	471,000	482,398
6.500% due 01/15/25 ~	163,000	167,926
7.125% due 02/01/27 ~	360,000	378,432
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/26 ~	350,000	324,910
10.500% due 05/15/27 ~	350,000	348,799
Murphy Oil Corp.
5.750% due 08/15/25	652,000	673,822
5.875% due 12/01/27	117,000	121,914
6.375% due 07/15/28	154,000	163,048
6.875% due 08/15/24	72,000	73,611
Nabors Industries Ltd.
7.250% due 01/15/26 ~	419,000	408,188
7.500% due 01/15/28 ~	150,000	142,376
Nabors Industries, Inc. 5.750% due 02/01/25	85,000	78,689
Natural Resource Partners LP/ NRP Finance Corp. 9.125% due 06/30/25 ~	150,000	151,313
Neptune Energy Bondco PLC (United Kingdom) 6.625% due 05/15/25 ~	250,000	257,691
New Fortress Energy, Inc.
6.500% due 09/30/26 ~	400,000	383,000
6.750% due 09/15/25 ~	338,000	325,832
NGL Energy Operating LLC/ NGL Energy Finance Corp. 7.500% due 02/01/26 ~	835,000	851,846
NGL Energy Partners LP/NGL Energy Finance Corp.
6.125% due 03/01/25	100,000	88,401
7.500% due 11/01/23	195,000	189,816
7.500% due 04/15/26	150,000	134,489
Nine Energy Service, Inc. 8.750% due 11/01/23 ~	145,000	69,820
Northern Oil and Gas, Inc. 8.125% due 03/01/28 ~	405,000	433,309
Northriver Midstream Finance LP (Canada) 5.625% due 02/15/26 ~	250,000	260,520
NuStar Logistics LP
4.750% due 02/01/22	100,000	100,545
5.625% due 04/28/27	230,000	245,403
5.750% due 10/01/25	50,000	53,938

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
6.000% due 06/01/26	$171,000	$184,998
6.375% due 10/01/30	45,000	49,556
Oasis Midstream Partners LP/OMP Finance Corp. 8.000% due 04/01/29 ~	150,000	156,238
Oasis Petroleum, Inc. 6.375% due 06/01/26 ~	150,000	157,369
Occidental Petroleum Corp.
2.900% due 08/15/24	658,000	670,601
3.000% due 02/15/27	150,000	150,158
3.200% due 08/15/26	650,000	664,430
3.400% due 04/15/26	225,000	231,048
3.500% due 06/15/25	150,000	156,185
3.500% due 08/15/29	386,000	393,091
4.100% due 02/15/47	250,000	238,169
4.400% due 04/15/46	2,175,000	2,171,955
5.500% due 12/01/25	115,000	127,506
5.550% due 03/15/26	325,000	361,172
5.875% due 09/01/25	239,000	268,158
6.125% due 01/01/31	465,000	558,802
6.375% due 09/01/28	200,000	234,250
6.450% due 09/15/36	1,050,000	1,322,344
6.625% due 09/01/30	829,000	1,022,779
6.950% due 07/01/24	150,000	169,779
7.500% due 05/01/31	150,000	195,225
7.875% due 09/15/31	150,000	200,264
8.000% due 07/15/25	105,000	125,572
8.500% due 07/15/27	150,000	188,142
8.875% due 07/15/30	200,000	271,936
Oceaneering International, Inc.
4.650% due 11/15/24	200,000	204,250
6.000% due 02/01/28	150,000	152,531
Ovintiv Exploration, Inc. 5.625% due 07/01/24	181,000	200,776
Ovintiv, Inc.
6.500% due 08/15/34	700,000	945,222
7.375% due 11/01/31	300,000	407,537
Parkland Corp. (Canada)
4.500% due 10/01/29 ~	140,000	142,079
5.875% due 07/15/27 ~	132,000	140,085
Patterson-UTI Energy, Inc. 3.950% due 02/01/28	500,000	502,752
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28	195,000	124,800
7.250% due 06/15/25	225,000	151,808
9.250% due 05/15/25 ~	600,000	569,319
PBF Logistics LP/PBF Logistics Finance Corp. 6.875% due 05/15/23	262,000	255,777
PDC Energy, Inc.
5.750% due 05/15/26	150,000	156,375
6.125% due 09/15/24	200,000	203,250
Penn Virginia Escrow LLC 9.250% due 08/15/26 ~	75,000	76,144
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~	125,000	130,750
7.125% due 01/15/26 ~	200,000	205,828
Puma International Financing SA (Singapore) 5.000% due 01/24/26 ~	200,000	200,881
Range Resources Corp.
4.875% due 05/15/25	88,000	93,020
5.000% due 03/15/23	494,000	513,142
8.250% due 01/15/29 ~	95,000	106,999
9.250% due 02/01/26	320,000	349,216
Rattler Midstream LP 5.625% due 07/15/25 ~	65,000	67,766
Renewable Energy Group, Inc. 5.875% due 06/01/28 ~	53,000	54,863
Rockcliff Energy II LLC due 10/15/29 # ~	88,000	89,430
Rockies Express Pipeline LLC
3.600% due 05/15/25 ~	250,000	258,437
6.875% due 04/15/40 ~	500,000	555,955

	Principal Amount	Value
SM Energy Co.
5.625% due 06/01/25	$113,000	$113,836
6.500% due 07/15/28	120,000	124,388
6.625% due 01/15/27	100,000	102,712
6.750% due 09/15/26	60,000	61,355
10.000% due 01/15/25 ~	450,000	502,657
Southwestern Energy Co.
5.375% due 02/01/29 ~	140,000	149,948
5.375% due 03/15/30	390,000	421,385
6.450% due 01/23/25	54,000	59,525
7.750% due 10/01/27	80,000	86,524
8.375% due 09/15/28	150,000	170,097
Strathcona Resources Ltd. (Canada) 6.875% due 08/01/26 ~	150,000	148,849
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.750% due 04/15/25	140,000	128,052
SunCoke Energy, Inc. 4.875% due 06/30/29 ~	167,000	166,583
Sunnova Energy Corp. 5.875% due 09/01/26 ~	110,000	112,206
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29	75,000	76,164
5.500% due 02/15/26	665,000	679,198
6.000% due 04/15/27	109,000	113,633
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp.
5.500% due 01/15/28 ~	163,000	167,170
6.000% due 12/31/30 ~	215,000	220,577
6.000% due 09/01/31 ~	200,000	201,272
7.500% due 10/01/25 ~	300,000	325,125
Talos Production, Inc. 12.000% due 01/15/26	428,000	458,653
Tap Rock Resources LLC 7.000% due 10/01/26 ~	60,000	61,500
Targa Resources Partners LP/ Targa Resources Partners Finance Corp.
4.000% due 01/15/32 ~	695,000	719,116
4.875% due 02/01/31	86,000	92,880
5.375% due 02/01/27	637,000	660,856
5.500% due 03/01/30	500,000	547,344
5.875% due 04/15/26	490,000	512,356
6.500% due 07/15/27	96,000	103,630
6.875% due 01/15/29	60,000	67,304
TechnipFMC PLC (United Kingdom) 6.500% due 02/01/26 ~	350,000	375,477
Teine Energy Ltd. (Canada) 6.875% due 04/15/29 ~	350,000	356,744
TerraForm Power Operating LLC
4.250% due 01/31/23 ~	60,000	61,757
4.750% due 01/15/30 ~	177,000	185,407
5.000% due 01/31/28 ~	141,000	151,575
TransMontaigne Partners LP/TLP Finance Corp. 6.125% due 02/15/26	50,000	51,055
Transocean Guardian Ltd. 5.875% due 01/15/24 ~	418,750	417,180
Transocean Phoenix 2 Ltd. 7.750% due 10/15/24 ~	110,000	112,337
Transocean Pontus Ltd. 6.125% due 08/01/25 ~	217,750	218,438
Transocean Proteus Ltd. 6.250% due 12/01/24 ~	71,500	71,832
Transocean Sentry Ltd. 5.375% due 05/15/23 ~	761,828	750,583
Transocean, Inc.
8.000% due 02/01/27 ~	533,000	420,225
9.350% due 12/15/41	490,000	331,632
11.500% due 01/30/27 ~	547,000	564,307
USA Compression Partners LP/ USA Compression Finance Corp.
6.875% due 04/01/26	135,000	140,738
6.875% due 09/01/27	305,000	323,332

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	$644,000	$664,157
4.125% due 08/15/31 ~	144,000	150,300
Vermilion Energy, Inc. (Canada) 5.625% due 03/15/25 ~	50,000	50,438
Vine Energy Holdings LLC 6.750% due 04/15/29 ~	300,000	324,189
Viper Energy Partners LP 5.375% due 11/01/27 ~	40,000	41,785
W&T Offshore, Inc. 9.750% due 11/01/23 ~	200,000	190,635
Warrior Met Coal, Inc. 8.000% due 11/01/24 ~	86,000	87,398
Weatherford International Ltd. (Bermuda)
6.500% due 09/15/28 ~	103,000	106,219
11.000% due 12/01/24 ~	600,000	632,811
Welltec AS (Denmark) 9.500% due 12/01/22 ~	91,000	91,572
Western Midstream Operating LP
4.350% due 02/01/25	805,000	850,450
4.650% due 07/01/26	75,000	81,269
5.300% due 02/01/30	50,000	55,313
5.500% due 08/15/48	354,000	414,854
6.500% due 02/01/50	800,000	942,884

		71,506,052

Financial - 10.0%
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~	160,000	158,410
6.000% due 08/01/29 ~	185,000	182,899
7.000% due 11/15/25 ~	275,000	280,374
10.125% due 08/01/26 ~	100,000	111,651
Advisor Group Holdings, Inc. 10.750% due 08/01/27 ~	100,000	110,659
AerCap Holdings NV (Ireland) 5.875% due 10/10/79	200,000	208,990
AG Issuer LLC 6.250% due 03/01/28 ~	70,000	73,513
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer
4.250% due 10/15/27 ~	155,000	156,830
6.750% due 10/15/27 ~	350,000	362,715
Ally Financial, Inc. 5.750% due 11/20/25	200,000	228,799
AmWINS Group, Inc. 4.875% due 06/30/29 ~	85,000	86,301
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/29 ~	150,000	145,697
Aretec Escrow Issuer, Inc. 7.500% due 04/01/29 ~	300,000	309,454
Assurant, Inc. 7.000% due 03/27/48	200,000	234,024
AssuredPartners, Inc.
5.625% due 01/15/29 ~	530,000	534,062
7.000% due 08/15/25 ~	64,000	65,101
Blackstone Mortgage Trust, Inc. due 01/15/27 # ~	150,000	148,875
Brightsphere Investment Group, Inc. 4.800% due 07/27/26	100,000	108,468
BroadStreet Partners, Inc. 5.875% due 04/15/29 ~	83,000	82,801
Brookfield Property, Inc./BPR Cumulus LLC/ BPR Nimbus LLC/GGSI Sellco LL REIT
4.500% due 04/01/27 ~	150,000	148,688
5.750% due 05/15/26 ~	300,000	312,000
Burford Capital Global Finance LLC 6.250% due 04/15/28 ~	250,000	265,270
CIT Group, Inc.
3.929% due 06/19/24	65,000	68,102

	Principal Amount	Value
4.750% due 02/16/24	$101,000	$107,944
5.000% due 08/15/22	210,000	217,612
5.000% due 08/01/23	371,000	396,970
5.250% due 03/07/25	165,000	183,975
6.125% due 03/09/28	170,000	205,720
Coinbase Global, Inc.
3.375% due 10/01/28 ~	555,000	533,954
3.625% due 10/01/31 ~	185,000	176,097
Commerzbank AG (Germany) 8.125% due 09/19/23 ~	300,000	338,146
Compass Group Diversified Holdings LLC 5.250% due 04/15/29 ~	120,000	125,700
Credit Acceptance Corp.
5.125% due 12/31/24 ~	380,000	391,875
6.625% due 03/15/26	200,000	209,250
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/28 ~	100,000	103,875
Curo Group Holdings Corp. 7.500% due 08/01/28 ~	83,000	83,955
Cushman & Wakefield US Borrower LLC 6.750% due 05/15/28 ~	80,000	86,900
Deutsche Bank AG (Germany)
3.729% due 01/14/32	200,000	206,659
4.296% due 05/24/28	476,000	493,552
4.500% due 04/01/25	500,000	537,769
4.875% due 12/01/32	200,000	220,117
5.882% due 07/08/31	150,000	177,266
Diversified Healthcare Trust
4.375% due 03/01/31	360,000	348,655
9.750% due 06/15/25	215,000	235,425
Diversified Healthcare Trust REIT
4.750% due 05/01/24	100,000	103,167
4.750% due 02/15/28	200,000	201,000
Dresdner Funding Trust I 8.151% due 06/30/31 ~	350,000	501,287
Enact Holdings, Inc. 6.500% due 08/15/25 ~	210,000	229,534
Enova International, Inc. 8.500% due 09/15/25 ~	200,000	206,826
EPR Properties
3.750% due 08/15/29	300,000	309,501
4.750% due 12/15/26	500,000	547,970
Finance of America Funding LLC 7.875% due 11/15/25 ~	200,000	194,802
Five Point Operating Co. LP/ Five Point Capital Corp. 7.875% due 11/15/25 ~	150,000	156,937
Freedom Mortgage Corp.
6.625% due 01/15/27 ~	130,000	126,588
7.625% due 05/01/26 ~	190,000	193,819
8.125% due 11/15/24 ~	150,000	152,536
8.250% due 04/15/25 ~	156,000	159,358
FS Energy & Power Fund 7.500% due 08/15/23 ~	175,000	181,787
Genworth Holdings, Inc.
4.900% due 08/15/23	316,000	323,448
6.500% due 06/15/34	100,000	104,174
GEO Group, Inc.
6.000% due 04/15/26	150,000	118,125
GEO Group, Inc. REIT
5.125% due 04/01/23	300,000	283,114
5.875% due 10/15/24	150,000	124,769
Global Aircraft Leasing Co. Ltd. (Cayman) 6.500% Cash or 7.250% PIK due 09/15/24 ~	728,049	716,218
Global Atlantic Fin Co. 4.700% due 10/15/51 ~	300,000	310,432
Global Net Lease, Inc./Global Net Lease Operating Partnership LP 3.750% due 12/15/27 ~	135,000	134,161
goeasy Ltd. (Canada)
4.375% due 05/01/26 ~	75,000	77,156
5.375% due 12/01/24 ~	82,000	84,563

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Greystar Real Estate Partners LLC 5.750% due 12/01/25 ~	$103,000	$104,761
GTCR AP Finance, Inc. 8.000% due 05/15/27 ~	150,000	158,485
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/26 ~	300,000	304,875
3.750% due 09/15/30 ~	500,000	505,890
Hightower Holding LLC 6.750% due 04/15/29 ~	83,000	85,179
Home Point Capital, Inc. 5.000% due 02/01/26 ~	100,000	90,820
Howard Hughes Corp.
4.125% due 02/01/29 ~	610,000	611,525
4.375% due 02/01/31 ~	75,000	75,537
5.375% due 08/01/28 ~	200,000	211,000
HUB International Ltd. 7.000% due 05/01/26 ~	495,000	512,325
Hunt Cos., Inc. 5.250% due 04/15/29 ~	200,000	196,273
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.375% due 02/01/29	145,000	145,000
4.750% due 09/15/24	326,000	339,447
5.250% due 05/15/27	680,000	706,350
6.250% due 05/15/26	405,000	423,731
6.375% due 12/15/25	50,000	51,363
Intesa Sanpaolo SPA (Italy)
4.950% due 06/01/42 ~	300,000	311,324
5.017% due 06/26/24 ~	200,000	216,003
5.710% due 01/15/26 ~	900,000	1,010,198
Iron Mountain, Inc.
4.500% due 02/15/31 ~	615,000	624,563
4.875% due 09/15/27 ~	125,000	129,929
4.875% due 09/15/29 ~	535,000	561,081
5.000% due 07/15/28 ~	65,000	67,831
5.250% due 03/15/28 ~	224,000	234,360
5.250% due 07/15/30 ~	175,000	185,934
5.625% due 07/15/32 ~	65,000	69,794
iStar, Inc.
4.250% due 08/01/25	139,000	144,557
4.750% due 10/01/24	137,000	145,049
5.500% due 02/15/26	150,000	156,937
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.000% due 08/15/28 ~	200,000	203,000
Jefferson Capital Holdings LLC 6.000% due 08/15/26 ~	75,000	77,168
Kennedy-Wilson, Inc.
4.750% due 03/01/29	235,000	239,406
4.750% due 02/01/30	100,000	101,650
5.000% due 03/01/31	235,000	240,581
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/27 ~	155,000	153,644
4.750% due 06/15/29 ~	225,000	223,695
5.250% due 10/01/25 ~	250,000	253,437
LD Holdings Group LLC
6.125% due 04/01/28 ~	175,000	165,186
6.500% due 11/01/25 ~	146,000	145,828
LFS Topco LLC 5.875% due 10/15/26 ~	25,000	25,783
Liberty Mutual Group, Inc. 4.125% due 12/15/51 ~	150,000	154,239
LPL Holdings, Inc.
4.000% due 03/15/29 ~	270,000	277,668
4.375% due 05/15/31 ~	250,000	261,349
4.625% due 11/15/27 ~	150,000	155,812
MGIC Investment Corp. 5.250% due 08/15/28	169,000	180,543
MGM Growth Properties Operating Partnership LP/ MGP Finance Co-Issuer, Inc.
3.875% due 02/15/29 ~	115,000	122,619
4.500% due 09/01/26	50,000	54,438

	Principal Amount	Value
4.500% due 01/15/28	$100,000	$109,446
4.625% due 06/15/25 ~	295,000	318,231
5.750% due 02/01/27	730,000	840,412
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~	250,000	247,941
6.500% due 05/01/28 ~	500,000	522,960
MPT Operating Partnership LP/ MPT Finance Corp. REIT
3.500% due 03/15/31	190,000	194,037
4.625% due 08/01/29	235,000	252,449
5.000% due 10/15/27	220,000	232,100
5.250% due 08/01/26	500,000	515,000
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~	55,000	55,193
5.500% due 08/15/28 ~	146,000	150,578
6.000% due 01/15/27 ~	295,000	309,175
Navient Corp.
4.875% due 03/15/28	300,000	302,814
5.000% due 03/15/27	90,000	92,813
5.625% due 08/01/33	200,000	190,583
6.125% due 03/25/24	300,000	321,600
6.500% due 06/15/22	121,000	125,084
6.750% due 06/25/25	335,000	366,406
6.750% due 06/15/26	100,000	110,488
7.250% due 09/25/23	100,000	109,177
New Residential Investment Corp. REIT 6.250% due 10/15/25 ~	214,000	215,937
Newmark Group, Inc. 6.125% due 11/15/23	175,000	189,569
NFP Corp.
4.875% due 08/15/28 ~	94,000	95,716
6.875% due 08/15/28 ~	480,000	490,757
NMI Holdings, Inc. 7.375% due 06/01/25 ~	113,000	129,119
OneMain Finance Corp.
3.500% due 01/15/27	55,000	55,094
3.875% due 09/15/28	200,000	198,998
4.000% due 09/15/30	560,000	557,900
5.375% due 11/15/29	90,000	97,659
5.625% due 03/15/23	125,000	131,705
6.125% due 03/15/24	454,000	485,666
6.625% due 01/15/28	366,000	421,357
6.875% due 03/15/25	638,000	717,750
7.125% due 03/15/26	210,000	243,600
8.250% due 10/01/23	102,000	114,178
8.875% due 06/01/25	520,000	564,850
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 12/15/22 ~	25,000	25,203
Park Intermediate Holdings LLC/ PK Domestic Property LLC/PK Finance Co-Issuer REIT
4.875% due 05/15/29 ~	93,000	95,834
5.875% due 10/01/28 ~	85,000	89,987
7.500% due 06/01/25 ~	230,000	244,837
PennyMac Financial Services, Inc.
4.250% due 02/15/29 ~	210,000	200,248
5.375% due 10/15/25 ~	225,000	231,682
5.750% due 09/15/31 ~	100,000	99,978
PHH Mortgage Corp. 7.875% due 03/15/26 ~	300,000	305,716
PRA Group, Inc.
5.000% due 10/01/29 ~	120,000	120,300
7.375% due 09/01/25 ~	300,000	321,375
Provident Funding Associates LP/PFG Finance Corp. 6.375% due 06/15/25 ~	50,000	50,955
Radian Group, Inc.
4.500% due 10/01/24	300,000	320,449
4.875% due 03/15/27	150,000	163,774
Realogy Group LLC/Realogy Co-Issuer Corp.
4.875% due 06/01/23 ~	150,000	155,437

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
5.750% due 01/15/29 ~	$375,000	$389,486
7.625% due 06/15/25 ~	150,000	160,380
9.375% due 04/01/27 ~	128,000	140,800
RHP Hotel Properties LP/RHP Finance Corp. REIT
4.500% due 02/15/29 ~	110,000	110,370
4.750% due 10/15/27	105,000	108,805
RLJ Lodging Trust
3.750% due 07/01/26 ~	170,000	171,062
4.000% due 09/15/29 ~	95,000	94,971
Rocket Mortgage LLC 5.250% due 01/15/28 ~	200,000	215,750
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
due 10/15/26 # ~	242,000	236,785
due 10/15/33 # ~	200,000	198,750
3.625% due 03/01/29 ~	145,000	146,813
3.875% due 03/01/31 ~	290,000	292,900
SBA Communications Corp.
3.125% due 02/01/29 ~	315,000	304,762
3.875% due 02/15/27	956,000	991,850
SBA Communications Corp. REIT 4.875% due 09/01/24	200,000	203,595
Service Properties Trust 5.500% due 12/15/27	200,000	213,315
Service Properties Trust REIT
4.350% due 10/01/24	300,000	304,344
4.500% due 06/15/23	150,000	153,252
4.500% due 03/15/25	100,000	100,125
4.650% due 03/15/24	100,000	101,165
4.950% due 02/15/27	300,000	299,817
4.950% due 10/01/29	300,000	293,947
5.000% due 08/15/22	150,000	151,125
5.250% due 02/15/26	350,000	353,285
7.500% due 09/15/25	40,000	44,927
SLM Corp. 4.200% due 10/29/25	110,000	118,069
Starwood Property Trust, Inc. 3.625% due 07/15/26 ~	110,000	110,963
Starwood Property Trust, Inc. REIT
4.750% due 03/15/25	138,000	145,418
5.500% due 11/01/23 ~	300,000	315,069
StoneX Group, Inc. 8.625% due 06/15/25 ~	75,000	80,719
Synovus Financial Corp. 5.900% due 02/07/29	100,000	107,828
TMX Finance LLC/TitleMax Finance Corp. 11.125% due 04/01/23 ~	200,000	204,700
UniCredit SPA (Italy)
5.459% due 06/30/35 ~	450,000	496,868
5.861% due 06/19/32 ~	1,000,000	1,112,948
United Wholesale Mortgage LLC
5.500% due 11/15/25 ~	95,000	95,882
5.500% due 04/15/29 ~	200,000	194,470
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.750% due 04/15/28 ~	250,000	255,625
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC REIT
due 01/15/30 # ~	150,000	149,063
6.500% due 02/15/29 ~	575,000	592,250
7.125% due 12/15/24 ~	150,000	153,375
7.875% due 02/15/25 ~	777,000	821,949
USI, Inc. 6.875% due 05/01/25 ~	105,000	106,992
VICI Properties LP/VICI Note Co., Inc. REIT
3.500% due 02/15/25 ~	120,000	122,550
3.750% due 02/15/27 ~	133,000	137,821
4.125% due 08/15/30 ~	372,000	394,785
4.250% due 12/01/26 ~	731,000	764,319
4.625% due 12/01/29 ~	114,000	122,693
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland) 10.500% due 06/01/24 ~	289,000	314,287

	Principal Amount	Value
WeWork Cos., Inc. 7.875% due 05/01/25 ~	$300,000	$305,254
World Acceptance Corp. 7.000% due 11/01/26 ~	100,000	98,732
XHR LP 4.875% due 06/01/29 ~	67,000	68,899
XHR LP REIT 6.375% due 08/15/25 ~	200,000	212,426

		52,610,990

Industrial - 9.4%
AECOM 5.125% due 03/15/27	165,000	182,944
AerCap Global Aviation Trust (Ireland) 6.500% due 06/15/45 ~	200,000	217,114
Altera Infrastructure LP/ Teekay Offshore Finance Corp. 8.500% due 07/15/23 ~	210,000	160,650
Amsted Industries, Inc.
4.625% due 05/15/30 ~	250,000	257,740
5.625% due 07/01/27 ~	150,000	156,795
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% due 02/15/23 ~	100,000	100,375
APi Group DE, Inc. 4.125% due 07/15/29 ~	150,000	147,185
Arcosa, Inc. 4.375% due 04/15/29 ~	175,000	177,406
ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	350,000	372,260
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~	100,000	99,875
4.000% due 09/01/29 ~	350,000	354,375
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.125% due 08/15/26 ~	700,000	727,475
5.250% due 04/30/25 ~	600,000	627,318
5.250% due 08/15/27 ~	200,000	203,875
Artera Services LLC 9.033% due 12/04/25 ~	290,000	315,012
Atkore, Inc. 4.250% due 06/01/31 ~	150,000	154,687
ATS Automation Tooling Systems, Inc. (Canada) 4.125% due 12/15/28 ~	200,000	205,358
Ball Corp.
2.875% due 08/15/30	453,000	440,259
3.125% due 09/15/31	165,000	163,157
4.000% due 11/15/23	71,000	74,905
4.875% due 03/15/26	265,000	292,494
5.000% due 03/15/22	600,000	611,835
5.250% due 07/01/25	190,000	212,325
Berry Global, Inc.
4.500% due 02/15/26 ~	89,000	90,767
5.625% due 07/15/27 ~	152,000	160,810
Boise Cascade Co. 4.875% due 07/01/30 ~	300,000	320,797
Bombardier, Inc. (Canada)
6.000% due 02/15/28 ~	625,000	632,872
7.125% due 06/15/26 ~	366,000	384,757
7.500% due 12/01/24 ~	264,000	274,890
7.500% due 03/15/25 ~	700,000	715,750
7.875% due 04/15/27 ~	1,071,000	1,111,671
Brand Industrial Services, Inc. 8.500% due 07/15/25 ~	317,000	318,585
Brightstar Escrow Corp. 9.750% due 10/15/25 ~	120,000	128,850
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000% due 02/01/26 ~	125,000	130,469
Builders FirstSource, Inc.
4.250% due 02/01/32 ~	600,000	614,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
5.000% due 03/01/30 ~	$50,000	$53,344
6.750% due 06/01/27 ~	161,000	170,861
BWX Technologies, Inc.
4.125% due 06/30/28 ~	300,000	308,250
4.125% due 04/15/29 ~	200,000	205,000
Cargo Aircraft Management, Inc. 4.750% due 02/01/28 ~	290,000	300,222
Cascades, Inc./Cascades USA, Inc. (Canada)
5.125% due 01/15/26 ~	250,000	266,220
5.375% due 01/15/28 ~	83,000	87,359
Clean Harbors, Inc.
4.875% due 07/15/27 ~	60,000	62,325
5.125% due 07/15/29 ~	100,000	109,831
Cleaver-Brooks, Inc. 7.875% due 03/01/23 ~	292,000	287,985
Colfax Corp. 6.375% due 02/15/26 ~	112,000	117,994
Cornerstone Building Brands, Inc. 6.125% due 01/15/29 ~	105,000	111,744
Covanta Holding Corp.
5.000% due 09/01/30	200,000	202,258
5.875% due 07/01/25	250,000	258,437
6.000% due 01/01/27	225,000	233,523
CP Atlas Buyer, Inc. 7.000% due 12/01/28 ~	375,000	376,453
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% due 01/15/23	112,000	117,628
Crown Americas LLC/Crown Americas Capital Corp. V 4.250% due 09/30/26	190,000	203,969
Crown Americas LLC/ Crown Americas Capital Corp. VI 4.750% due 02/01/26	505,000	521,084
Danaos Corp. (Greece) 8.500% due 03/01/28 ~	300,000	331,983
Dycom Industries, Inc. 4.500% due 04/15/29 ~	165,000	165,903
Energizer Holdings, Inc.
4.375% due 03/31/29 ~	94,000	93,413
4.750% due 06/15/28 ~	100,000	101,854
EnerSys 4.375% due 12/15/27 ~	150,000	158,455
EnPro Industries, Inc. 5.750% due 10/15/26	100,000	104,738
F-Brasile SPA/F-Brasile US LLC (Italy) 7.375% due 08/15/26 ~	200,000	206,250
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/29 ~	200,000	197,500
Flex Acquisition Co., Inc.
6.875% due 01/15/25 ~	45,000	45,619
7.875% due 07/15/26 ~	310,000	324,337
Fluor Corp. 3.500% due 12/15/24	155,000	162,814
Forterra Finance LLC/FRTA Finance Corp. 6.500% due 07/15/25 ~	185,000	198,181
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/25 ~	170,000	175,207
Fortress Transportation and Infrastructure Investors LLC
5.500% due 05/01/28 ~	219,000	220,761
9.750% due 08/01/27 ~	200,000	226,750
FXI Holdings, Inc.
7.875% due 11/01/24 ~	271,000	276,759
12.250% due 11/15/26 ~	197,000	223,931
Gates Global LLC/Gates Corp. 6.250% due 01/15/26 ~	175,000	181,781
GFL Environmental, Inc. (Canada)
3.500% due 09/01/28 ~	135,000	136,013
3.750% due 08/01/25 ~	606,000	624,180
4.000% due 08/01/28 ~	125,000	124,219

	Principal Amount	Value
4.250% due 06/01/25 ~	$65,000	$67,113
4.375% due 08/15/29 ~	155,000	156,744
4.750% due 06/15/29 ~	55,000	56,581
5.125% due 12/15/26 ~	346,000	363,771
Global Infrastructure Solutions, Inc. 5.625% due 06/01/29 ~	115,000	117,777
GrafTech Finance, Inc. 4.625% due 12/15/28 ~	95,000	97,613
Graham Packaging Co., Inc. 7.125% due 08/15/28 ~	185,000	196,673
Graphic Packaging International LLC
3.500% due 03/15/28 ~	150,000	152,510
4.125% due 08/15/24	100,000	106,557
4.750% due 07/15/27 ~	200,000	216,750
Great Lakes Dredge & Dock Corp. 5.250% due 06/01/29 ~	250,000	259,062
Greif, Inc. 6.500% due 03/01/27 ~	90,000	94,202
Griffon Corp. 5.750% due 03/01/28	125,000	131,406
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375% due 12/15/23 ~	240,000	244,800
Harsco Corp. 5.750% due 07/31/27 ~	110,000	114,125
Hexcel Corp. 4.200% due 02/15/27	60,000	65,598
Hillenbrand, Inc.
3.750% due 03/01/31	125,000	124,309
5.750% due 06/15/25	165,000	174,281
Howmet Aerospace, Inc.
3.000% due 01/15/29	250,000	252,462
5.125% due 10/01/24	425,000	469,221
5.950% due 02/01/37	397,000	495,013
6.750% due 01/15/28	257,000	313,401
6.875% due 05/01/25	12,000	14,055
Husky III Holding Ltd. (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	200,000	213,159
IEA Energy Services LLC 6.625% due 08/15/29 ~	100,000	99,198
Imola Merger Corp. 4.750% due 05/15/29 ~	530,000	548,957
Intelligent Packaging Ltd. Finco, Inc./ Intelligent Packaging Ltd. Co-Issuer LLC (Canada) 6.000% due 09/15/28 ~	260,000	272,870
International Airport Finance SA (Ecuador) 12.000% due 03/15/33 ~	197,681	214,344
Intertape Polymer Group, Inc. (Canada) 4.375% due 06/15/29 ~	40,000	40,714
JELD-WEN, Inc.
4.625% due 12/15/25 ~	100,000	101,700
4.875% due 12/15/27 ~	100,000	104,367
Koppers, Inc. 6.000% due 02/15/25 ~	150,000	153,574
Kratos Defense & Security Solutions, Inc. 6.500% due 11/30/25 ~	50,000	51,900
LABL, Inc.
6.750% due 07/15/26 ~	185,000	194,481
10.500% due 07/15/27 ~	275,000	296,751
Leonardo US Holdings, Inc. (Italy) 6.250% due 01/15/40 ~	150,000	177,000
Louisiana-Pacific Corp. 3.625% due 03/15/29 ~	300,000	302,422
LSB Industries, Inc.
due 10/15/28 # ~	233,000	235,330
9.625% due 05/01/23 ~	250,000	260,652
Madison IAQ LLC
4.125% due 06/30/28 ~	610,000	610,772
5.875% due 06/30/29 ~	105,000	105,925
Manitowoc Co., Inc. 9.000% due 04/01/26 ~	125,000	134,078

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Masonite International Corp.
3.500% due 02/15/30 ~	$100,000	$99,375
5.375% due 02/01/28 ~	134,000	141,270
MasTec, Inc. 4.500% due 08/15/28 ~	200,000	209,000
Mauser Packaging Solutions Holding Co.
5.500% due 04/15/24 ~	435,000	439,350
7.250% due 04/15/25 ~	405,000	403,056
Michael Baker International LLC 8.750% due 03/01/23	50,000	50,571
Moog, Inc. 4.250% due 12/15/27 ~	115,000	118,306
Mueller Water Products, Inc. 4.000% due 06/15/29 ~	50,000	51,823
Navios Maritime Holdings, Inc./ Navios Maritime Finance II US, Inc. (Greece) 7.375% due 01/15/22 ~	157,000	153,313
New Enterprise Stone & Lime Co., Inc.
due 07/15/28 # ~	120,000	121,650
9.750% due 07/15/28 ~	525,000	571,772
Owens-Brockway Glass Container, Inc.
5.375% due 01/15/25 ~	48,000	51,405
5.875% due 08/15/23 ~	160,000	169,483
6.375% due 08/15/25 ~	300,000	333,111
6.625% due 05/13/27 ~	150,000	160,946
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.375% due 10/15/28 ~	100,000	100,500
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro 4.000% due 10/15/27 ~	200,000	198,255
Pactiv LLC
7.950% due 12/15/25	100,000	112,793
8.375% due 04/15/27	100,000	114,789
Patrick Industries, Inc.
4.750% due 05/01/29 ~	494,000	504,497
7.500% due 10/15/27 ~	100,000	108,182
PGT Innovations, Inc. 4.375% due 10/01/29 ~	50,000	50,438
Plastipak Holdings, Inc. 6.250% due 10/15/25 ~	200,000	203,875
RBS Global, Inc./Rexnord LLC 4.875% due 12/15/25 ~	176,000	180,291
Roller Bearing Co. of America, Inc. due 10/15/29 # ~	50,000	51,313
Rolls-Royce PLC (United Kingdom) 5.750% due 10/15/27 ~	800,000	885,000
Sealed Air Corp.
4.000% due 12/01/27 ~	250,000	266,706
4.875% due 12/01/22 ~	100,000	104,014
5.125% due 12/01/24 ~	50,000	54,409
5.250% due 04/01/23 ~	100,000	104,625
5.500% due 09/15/25 ~	290,000	324,065
6.875% due 07/15/33 ~	54,000	70,645
Seaspan Corp. (Hong Kong) 5.500% due 08/01/29 ~	121,000	123,598
Sensata Technologies BV
4.000% due 04/15/29 ~	400,000	407,680
4.875% due 10/15/23 ~	150,000	159,837
5.000% due 10/01/25 ~	250,000	275,625
5.625% due 11/01/24 ~	200,000	221,608
Sensata Technologies, Inc.
3.750% due 02/15/31 ~	210,000	211,699
4.375% due 02/15/30 ~	150,000	161,668
Silgan Holdings, Inc.
4.125% due 02/01/28	140,000	144,025
4.750% due 03/15/25	100,000	101,500
Spirit AeroSystems, Inc.
3.850% due 06/15/26	350,000	373,100
4.600% due 06/15/28	55,000	54,663
5.500% due 01/15/25 ~	175,000	185,281
7.500% due 04/15/25 ~	375,000	397,500

	Principal Amount	Value
SRM Escrow Issuer LLC 6.000% due 11/01/28 ~	$245,000	$259,711
SSL Robotics LLC 9.750% due 12/31/23 ~	258,000	279,930
Standard Industries, Inc.
3.375% due 01/15/31 ~	466,000	444,075
4.375% due 07/15/30 ~	150,000	153,188
4.750% due 01/15/28 ~	374,000	388,492
5.000% due 02/15/27 ~	165,000	170,362
Stericycle, Inc.
3.875% due 01/15/29 ~	130,000	130,957
5.375% due 07/15/24 ~	201,000	206,379
Stevens Holding Co., Inc. 6.125% due 10/01/26 ~	100,000	108,000
Summit Materials LLC/Summit Materials Finance Corp.
5.250% due 01/15/29 ~	165,000	173,456
6.500% due 03/15/27 ~	175,000	183,849
Terex Corp. 5.000% due 05/15/29 ~	175,000	181,562
Tervita Corp. (Canada) 11.000% due 12/01/25 ~	280,000	317,311
Titan Acquisition Ltd./ Titan Co-Borrower LLC (Canada) 7.750% due 04/15/26 ~	130,000	133,023
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	200,000	214,000
TK Elevator US Newco, Inc. (Germany) 5.250% due 07/15/27 ~	490,000	514,120
TopBuild Corp.
due 02/15/32 # ~	35,000	35,438
3.625% due 03/15/29 ~	350,000	353,062
TransDigm UK Holdings PLC 6.875% due 05/15/26	235,000	247,337
TransDigm, Inc.
4.625% due 01/15/29	488,000	488,000
4.875% due 05/01/29	188,000	188,671
5.500% due 11/15/27	705,000	725,311
6.250% due 03/15/26 ~	2,140,000	2,233,625
6.375% due 06/15/26	151,000	155,969
8.000% due 12/15/25 ~	140,000	149,450
TriMas Corp. 4.125% due 04/15/29 ~	100,000	102,473
Trinity Industries, Inc. 4.550% due 10/01/24	175,000	185,743
Triumph Group, Inc.
6.250% due 09/15/24 ~	584,000	584,575
7.750% due 08/15/25	100,000	99,054
8.875% due 06/01/24 ~	93,000	102,416
Trivium Packaging Finance BV (Netherlands)
5.500% due 08/15/26 ~	300,000	314,568
8.500% due 08/15/27 ~	200,000	215,000
TTM Technologies, Inc. 4.000% due 03/01/29 ~	90,000	89,757
Tutor Perini Corp. 6.875% due 05/01/25 ~	150,000	153,563
Victors Merger Corp. 6.375% due 05/15/29 ~	73,000	70,012
Waste Pro USA, Inc. 5.500% due 02/15/26 ~	240,000	242,734
Watco Cos. LLC/Watco Finance Corp. 6.500% due 06/15/27 ~	200,000	214,334
Weekley Homes LLC/Weekley Finance Corp. 4.875% due 09/15/28 ~	165,000	171,806
Welbilt, Inc. 9.500% due 02/15/24	100,000	102,905
WESCO Distribution, Inc.
7.125% due 06/15/25 ~	620,000	662,396
7.250% due 06/15/28 ~	390,000	432,412
Western Global Airlines LLC 10.375% due 08/15/25 ~	275,000	308,440

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
XPO Logistics, Inc. 6.250% due 05/01/25 ~	$235,000	$248,330

		49,879,648

Technology - 3.6%

ACI Worldwide, Inc. 5.750% due 08/15/26 ~	115,000	120,480
Ahead DB Holdings LLC 6.625% due 05/01/28 ~	33,000	33,298
Amkor Technology, Inc. 6.625% due 09/15/27 ~	150,000	160,875
Ascend Learning LLC 6.875% due 08/01/25 ~	245,000	250,145
Austin BidCo, Inc. 7.125% due 12/15/28 ~	235,000	237,086
Black Knight InfoServ LLC 3.625% due 09/01/28 ~	164,000	165,025
Booz Allen Hamilton, Inc. 3.875% due 09/01/28 ~	99,000	101,611
4.000% due 07/01/29 ~	165,000	169,331
Boxer Parent Co., Inc. 7.125% due 10/02/25 ~	453,000	484,076
Camelot Finance SA 4.500% due 11/01/26 ~	384,000	399,360
CDK Global, Inc.
4.875% due 06/01/27	570,000	597,634
5.000% due 10/15/24	50,000	55,221
5.250% due 05/15/29 ~	46,000	49,743
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.750% due 03/01/25 ~	370,000	373,237
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~	300,000	300,375
4.875% due 07/01/29 ~	300,000	300,960
Consensus Cloud Solutions, Inc. due 10/15/28 # ~	90,000	93,623
Crowdstrike Holdings, Inc. 3.000% due 02/15/29	115,000	114,759
Dell International LLC/EMC Corp. 7.125% due 06/15/24 ~	500,000	511,932
Dell, Inc. 5.400% due 09/10/40	100,000	119,000
Diebold Nixdorf, Inc.
8.500% due 04/15/24	100,000	102,299
9.375% due 07/15/25 ~	230,000	251,995
Dun & Bradstreet Corp.
6.875% due 08/15/26 ~	87,000	91,350
10.250% due 02/15/27 ~	150,000	161,576
Elastic NV 4.125% due 07/15/29 ~	165,000	166,031
EMC Corp. 3.375% due 06/01/23	370,000	382,487
Entegris, Inc. 3.625% due 05/01/29 ~	250,000	255,347
Exela Intermediate LLC/Exela Finance, Inc. 10.000% due 07/15/23 ~	200,000	155,304
Fair Isaac Corp.
4.000% due 06/15/28 ~	200,000	205,756
5.250% due 05/15/26 ~	100,000	113,673
J2 Global, Inc. 4.625% due 10/15/30 ~	215,000	228,706
Microchip Technology, Inc. 4.250% due 09/01/25	250,000	261,471
MicroStrategy, Inc. 6.125% due 06/15/28 ~	140,000	141,595
MSCI, Inc.
3.250% due 08/15/33 ~	245,000	248,114
3.625% due 09/01/30 ~	325,000	336,375
3.625% due 11/01/31 ~	75,000	78,141
3.875% due 02/15/31 ~	100,000	105,000

	Principal Amount	Value
4.000% due 11/15/29 ~	$313,000	$331,764
NCR Corp.
5.000% due 10/01/28 ~	175,000	179,036
5.125% due 04/15/29 ~	396,000	408,870
5.250% due 10/01/30 ~	420,000	441,124
5.750% due 09/01/27 ~	80,000	84,506
6.125% due 09/01/29 ~	80,000	86,900
Nuance Communications, Inc. 5.625% due 12/15/26	180,000	186,525
ON Semiconductor Corp. 3.875% due 09/01/28 ~	205,000	211,919
Open Text Corp. (Canada)
3.875% due 02/15/28 ~	130,000	132,763
5.875% due 06/01/26 ~	408,000	422,790
Open Text Holdings, Inc. (Canada) 4.125% due 02/15/30 ~	430,000	442,362
Pitney Bowes, Inc.
6.875% due 03/15/27 ~	200,000	210,779
7.250% due 03/15/29 ~	200,000	210,536
Playtika Holding Corp. 4.250% due 03/15/29 ~	90,000	90,400
Presidio Holdings, Inc. 4.875% due 02/01/27 ~	315,000	325,631
PTC, Inc.
3.625% due 02/15/25 ~	77,000	78,251
4.000% due 02/15/28 ~	363,000	372,982
Rackspace Technology Global, Inc.
3.500% due 02/15/28 ~	155,000	149,811
5.375% due 12/01/28 ~	233,000	229,274
Riverbed Technology, Inc. 8.875% due 03/01/23 ~	45,000	30,813
Rocket Software, Inc. 6.500% due 02/15/29 ~	200,000	198,276
Science Applications International Corp. 4.875% due 04/01/28 ~	160,000	165,552
Seagate HDD Cayman
3.125% due 07/15/29 ~	65,000	62,943
3.375% due 07/15/31 ~	65,000	63,456
4.091% due 06/01/29	500,000	525,857
4.750% due 06/01/23	300,000	318,375
4.750% due 01/01/25	25,000	27,406
4.875% due 03/01/24	300,000	323,625
5.750% due 12/01/34	400,000	468,500
SS&C Technologies, Inc. 5.500% due 09/30/27 ~	568,000	600,482
Synaptics, Inc. 4.000% due 06/15/29 ~	200,000	204,864
Twilio, Inc.
3.625% due 03/15/29	110,000	112,668
3.875% due 03/15/31	85,000	87,130
Unisys Corp. 6.875% due 11/01/27 ~	187,000	204,548
Vericast Corp. 11.000% due 09/15/26 ~	347,450	366,125
Veritas US, Inc./Veritas Bermuda Ltd. 7.500% due 09/01/25 ~	558,000	581,017
Western Digital Corp. 4.750% due 02/15/26	650,000	720,700
Xerox Corp.
4.375% due 03/15/23	590,000	611,016
6.750% due 12/15/39	150,000	165,333
Xerox Holdings Corp.
5.000% due 08/15/25 ~	307,000	322,964
5.500% due 08/15/28 ~	285,000	295,412
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/29 ~	300,000	298,885

		19,275,161

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Principal Amount	Value
Utilities - 2.6%

AES Andres BV (Dominican Republic) 5.700% due 05/04/28 ~	$200,000	$206,729
AmeriGas Partners LP/AmeriGas Finance Corp.
5.500% due 05/20/25	65,000	71,893
5.625% due 05/20/24	165,000	178,819
5.750% due 05/20/27	100,000	113,125
5.875% due 08/20/26	484,000	547,525
Calpine Corp.
3.750% due 03/01/31 ~	265,000	255,394
4.500% due 02/15/28 ~	507,000	517,774
4.625% due 02/01/29 ~	200,000	197,250
5.000% due 02/01/31 ~	185,000	185,231
5.125% due 03/15/28 ~	339,000	343,741
5.250% due 06/01/26 ~	168,000	173,037
Clearway Energy Operating LLC
due 01/15/32 # ~	175,000	175,219
3.750% due 02/15/31 ~	300,000	301,125
4.750% due 03/15/28 ~	174,000	184,414
DPL, Inc.
4.125% due 07/01/25	150,000	160,687
4.350% due 04/15/29	150,000	163,354
Drax Finco PLC (United Kingdom) 6.625% due 11/01/25 ~	250,000	258,437
FirstEnergy Corp.
1.600% due 01/15/26	100,000	99,144
2.050% due 03/01/25	100,000	101,305
2.250% due 09/01/30	150,000	145,006
2.650% due 03/01/30	150,000	149,625
3.350% due 07/15/22	150,000	151,965
4.400% due 07/15/27	450,000	494,049
4.750% due 03/15/23	250,000	260,345
5.350% due 07/15/47	1,000,000	1,221,488
7.375% due 11/15/31	450,000	615,852
FirstEnergy Transmission LLC 4.350% due 01/15/25 ~	200,000	217,597
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	250,000	247,259
Leeward Renewable Energy Operations LLC 4.250% due 07/01/29 ~	120,000	122,122
NextEra Energy Operating Partners LP
3.875% due 10/15/26 ~	300,000	319,563
4.250% due 07/15/24 ~	85,000	90,100
4.250% due 09/15/24 ~	12,000	12,704
4.500% due 09/15/27 ~	158,000	170,164
NRG Energy, Inc.
3.375% due 02/15/29 ~	90,000	88,936
3.625% due 02/15/31 ~	115,000	113,103
3.875% due 02/15/32 ~	639,000	632,610
5.250% due 06/15/29 ~	81,000	86,265
5.750% due 01/15/28	197,000	209,805
6.625% due 01/15/27	192,000	199,142
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/28 ~	185,000	193,094
PG&E Corp.
5.000% due 07/01/28	115,000	117,300
5.250% due 07/01/30	471,000	482,775
Pike Corp. 5.500% due 09/01/28 ~	125,000	127,548
Rockpoint Gas Storage Canada Ltd. (Canada) 7.000% due 03/31/23 ~	150,000	152,437
Solaris Midstream Holdings LLC 7.625% due 04/01/26 ~	250,000	268,226
Talen Energy Supply LLC
6.500% due 06/01/25	428,000	213,636
6.625% due 01/15/28 ~	150,000	139,399
7.250% due 05/15/27 ~	79,000	74,663
7.625% due 06/01/28 ~	200,000	187,849
10.500% due 01/15/26 ~	100,000	55,164

	Principal Amount	Value
Terraform Global Operating LLC 6.125% due 03/01/26 ~	$100,000	$103,218
TransAlta Corp. (Canada) 6.500% due 03/15/40	100,000	118,450
Vistra Operations Co. LLC
4.375% due 05/01/29 ~	133,000	133,982
5.000% due 07/31/27 ~	574,000	593,372
5.500% due 09/01/26 ~	150,000	154,305
5.625% due 02/15/27 ~	750,000	777,232

		13,674,553

Total Corporate Bonds & Notes (Cost $488,248,713)		516,064,831

	Shares
SHORT-TERM INVESTMENT - 2.0%
Money Market Fund - 2.0%
BlackRock Liquidity Funds T-Fund Institutional 0.010%	10,252,128	10,252,128

Total Short-Term Investment (Cost $10,252,128)		10,252,128

TOTAL INVESTMENTS - 99.6% (Cost $498,690,961)		526,485,170

OTHER ASSETS & LIABILITIES, NET - 0.4%		2,058,460

NET ASSETS - 100.0%		$528,543,630

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $1,154 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	An investment with a value of $166,230 or less than 0.1% of the Fund’s net assets was in default as of September 30, 2021.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$168,211	$-	$167,887	$324
	Corporate Bonds & Notes	516,064,831	-	516,064,831	-
	Short-Term Investment	10,252,128	10,252,128	-	-

	Total	$526,485,170	$10,252,128	$516,232,718	$324

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Basic Materials - 0.8%
Axalta Coating Systems Ltd. *	1,209	$35,291
Celanese Corp.	1,198	180,467
Chemours Co.	2,773	80,583
Diversey Holdings Ltd. *	1,362	21,846
Dow, Inc.	1,763	101,478
Ecolab, Inc.	6,988	1,457,837
FMC Corp.	1,067	97,695
Freeport-McMoRan, Inc.	13,421	436,585
LyondellBasell Industries NV Class A	1,058	99,293
Olin Corp.	447	21,568
PPG Industries, Inc.	3,127	447,192
RPM International, Inc.	2,439	189,388
Sherwin-Williams Co.	7,775	2,174,901
Southern Copper Corp. (Peru)	2,512	141,024
Steel Dynamics, Inc.	1,228	71,813
Westlake Chemical Corp.	220	20,051

		5,577,012

Communications - 21.5%
Alphabet, Inc. Class A *	8,293	22,171,501
Alphabet, Inc. Class C *	7,736	20,618,838
Altice USA, Inc. Class A *	4,896	101,445
Amazon.com, Inc. *	13,898	45,655,486
Anaplan, Inc. *	4,410	268,525
Arista Networks, Inc. *	1,702	584,875
Booking Holdings, Inc. *	1,312	3,114,517
Cable One, Inc.	93	168,621
CDW Corp.	4,390	799,068
Charter Communications, Inc. Class A *	3,884	2,825,843
CommScope Holding Co., Inc. *	6,566	89,232
Corning, Inc.	7,857	286,702
DoorDash, Inc. Class A *	4,058	835,867
eBay, Inc.	20,800	1,449,136
Etsy, Inc. *	4,042	840,574
Expedia Group, Inc. *	4,638	760,168
Facebook, Inc. Class A *	76,635	26,009,153
FactSet Research Systems, Inc.	1,042	411,361
Figs, Inc. Class A *	530	19,684
GoDaddy, Inc. Class A *	560	39,032
Lyft, Inc. Class A *	9,176	491,742
Mandiant, Inc. *	1,829	32,556
Match Group, Inc. *	8,840	1,387,792
Netflix, Inc. *	13,829	8,440,392
Nexstar Media Group, Inc. Class A	92	13,980
NortonLifeLock, Inc.	4,766	120,580
Okta, Inc. *	3,973	942,952
Opendoor Technologies, Inc. *	3,549	72,861
Palo Alto Networks, Inc. *	3,049	1,460,471
Pinterest, Inc. Class A *	17,900	912,005
Roku, Inc. *	3,776	1,183,210
Spotify Technology SA *	4,318	973,018
Switch, Inc. Class A	4,116	104,505
Trade Desk, Inc. Class A *	13,790	969,437
TripAdvisor, Inc. *	1,973	66,786
Twitter, Inc. *	2,681	161,906
Uber Technologies, Inc. *	43,903	1,966,854
Ubiquiti, Inc.	153	45,697
Vimeo, Inc. *	4,109	120,681
Walt Disney Co. *	2,916	493,300
Wayfair, Inc. Class A *	1,287	328,841
Wix.com Ltd. * (Israel)	1,644	322,175
World Wrestling Entertainment, Inc. Class A	1,102	61,999
Zendesk, Inc. *	3,726	433,669
Zillow Group, Inc. Class A *	1,943	172,111

	Shares	Value
Zillow Group, Inc. Class C *	5,365	$472,871

		148,802,019

Consumer, Cyclical - 11.9%
Allison Transmission Holdings, Inc.	2,384	84,203
Aptiv PLC *	1,616	240,735
AutoZone, Inc. *	140	237,719
Bath & Body Works, Inc.	4,452	280,610
Best Buy Co., Inc.	1,882	198,946
Boyd Gaming Corp. *	572	36,185
Brunswick Corp.	326	31,058
Burlington Stores, Inc. *	1,971	558,916
Caesars Entertainment, Inc. *	4,052	454,959
CarMax, Inc. *	557	71,274
Carvana Co. *	2,457	740,884
Chipotle Mexican Grill, Inc. *	896	1,628,498
Choice Hotels International, Inc.	1,139	143,935
Churchill Downs, Inc.	1,206	289,536
Columbia Sportswear Co.	207	19,839
Copart, Inc. *	6,725	932,892
Core & Main, Inc. Class A *	793	20,785
Costco Wholesale Corp.	13,236	5,947,597
Darden Restaurants, Inc.	2,745	415,785
Deckers Outdoor Corp. *	124	44,665
Delta Air Lines, Inc. *	20,372	868,051
Dollar General Corp.	3,257	690,940
Domino’s Pizza, Inc.	799	381,091
DR Horton, Inc.	4,514	379,041
DraftKings, Inc. Class A *	9,574	461,084
Fastenal Co.	16,253	838,817
Five Below, Inc. *	1,783	315,252
Floor & Decor Holdings, Inc. Class A *	3,162	381,938
Freshpet, Inc. *	1,335	190,491
GameStop Corp. Class A *	2,053	360,240
Hanesbrands, Inc.	6,789	116,499
Hilton Worldwide Holdings, Inc. *	5,845	772,183
Home Depot, Inc.	34,050	11,177,253
IAA, Inc. *	4,412	240,763
Las Vegas Sands Corp. *	10,270	375,882
Leslie’s, Inc. *	3,159	64,886
Lithia Motors, Inc. Class A	86	27,265
Live Nation Entertainment, Inc. *	1,682	153,281
Lowe’s Cos., Inc.	22,650	4,594,779
Lululemon Athletica, Inc. *	3,631	1,469,466
Madison Square Garden Co. Class A *	237	44,070
Marriott International, Inc. Class A *	8,706	1,289,272
Mattel, Inc. *	11,408	211,732
McDonald’s Corp.	4,264	1,028,093
NIKE, Inc. Class B	39,670	5,761,274
Nordstrom, Inc. *	3,048	80,620
NVR, Inc. *	67	321,203
O’Reilly Automotive, Inc. *	652	398,411
Peloton Interactive, Inc. Class A *	8,424	733,309
Penn National Gaming, Inc. *	314	22,752
Planet Fitness, Inc. Class A *	1,875	147,281
Polaris, Inc.	1,310	156,755
Pool Corp.	1,220	529,980
PulteGroup, Inc.	2,494	114,524
QuantumScape Corp. *	4,697	115,264
RH *	529	352,795
Ross Stores, Inc.	11,086	1,206,711
Scotts Miracle-Gro Co.	1,388	203,148
SiteOne Landscape Supply, Inc. *	751	149,802
Six Flags Entertainment Corp. *	966	41,055
Skechers USA, Inc. Class A *	472	19,881
Starbucks Corp.	37,729	4,161,886
Tapestry, Inc.	913	33,799
Target Corp.	7,214	1,650,347
Tempur Sealy International, Inc.	5,954	276,325
Tesla, Inc. *	25,529	19,797,229

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Thor Industries, Inc.	709	$87,037
TJX Cos., Inc.	38,569	2,544,783
Toll Brothers, Inc.	1,489	82,327
Tractor Supply Co.	3,668	743,173
Travel & Leisure Co.	1,844	100,553
Ulta Beauty, Inc. *	1,696	612,120
Vail Resorts, Inc. *	1,234	412,218
VF Corp.	6,509	436,038
Victoria’s Secret, Inc. *	1,484	82,006
Virgin Galactic Holdings, Inc. *	5,259	133,053
Vroom, Inc. *	941	20,768
Wendy’s Co.	5,856	126,958
Williams-Sonoma, Inc.	1,741	308,731
WW Grainger, Inc.	1,209	475,210
Wyndham Hotels & Resorts, Inc.	1,893	146,121
Wynn Resorts Ltd. *	3,224	273,234
YETI Holdings, Inc. *	2,799	239,846
Yum China Holdings, Inc. (China)	1,254	72,870
Yum! Brands, Inc.	906	110,813

		82,093,600

Consumer, Non-Cyclical - 15.4%
10X Genomics, Inc. Class A *	2,598	378,217
Abbott Laboratories	27,779	3,281,533
AbbVie, Inc.	56,571	6,102,314
ABIOMED, Inc. *	1,417	461,262
Acceleron Pharma, Inc. *	1,741	299,626
Adaptive Biotechnologies Corp. *	3,100	105,369
agilon health, Inc. *	2,227	58,370
Align Technology, Inc. *	2,501	1,664,240
Alnylam Pharmaceuticals, Inc. *	3,790	715,590
Altria Group, Inc.	32,852	1,495,423
Amedisys Inc *	929	138,514
Amgen, Inc.	14,968	3,182,945
Automatic Data Processing, Inc.	12,502	2,499,400
Avantor, Inc. *	18,461	755,055
Avery Dennison Corp.	1,341	277,869
Beyond Meat, Inc. *	1,644	173,047
Bio-Techne Corp.	1,229	595,537
Booz Allen Hamilton Holding Corp.	4,149	329,223
Boston Beer Co., Inc. Class A *	290	147,828
Bright Horizons Family Solutions, Inc. *	1,550	216,101
Brown-Forman Corp. Class A	722	45,248
Brown-Forman Corp. Class B	2,972	199,154
Bruker Corp.	3,347	261,401
Cardinal Health, Inc.	5,618	277,866
Catalent, Inc. *	1,249	166,204
Certara, Inc. *	1,509	49,948
Charles River Laboratories International, Inc. *	1,530	631,385
Chegg, Inc. *	3,399	231,200
Chemed Corp.	135	62,791
Church & Dwight Co., Inc.	426	35,175
Cintas Corp.	2,619	996,949
Clorox Co.	3,174	525,646
Coca-Cola Co.	87,770	4,605,292
Colgate-Palmolive Co.	14,223	1,074,974
CoStar Group, Inc. *	9,710	835,643
CureVac NV * (Germany)	1,738	94,930
Danaher Corp.	1,080	328,795
Darling Ingredients, Inc. *	290	20,851
DaVita, Inc. *	1,609	187,062
DexCom, Inc. *	3,108	1,699,641
Edwards Lifesciences Corp. *	19,691	2,229,218
Eli Lilly & Co.	21,442	4,954,174
Encompass Health Corp.	1,830	137,323
Equifax, Inc.	1,436	363,911
Estee Lauder Cos., Inc. Class A	7,299	2,189,189
Euronet Worldwide, Inc. *	1,173	149,299
Exact Sciences Corp. *	4,947	472,191
Exelixis, Inc. *	8,669	183,263

	Shares	Value
FleetCor Technologies, Inc. *	611	$159,636
Gartner, Inc. *	2,603	791,000
Globus Medical, Inc. Class A *	268	20,534
Guardant Health, Inc. *	2,769	346,153
GXO Logistics, Inc. *	2,585	202,767
H&R Block, Inc.	5,093	127,325
HCA Healthcare, Inc.	8,065	1,957,537
Herbalife Nutrition Ltd. *	470	19,919
Hershey Co.	3,986	674,630
Horizon Therapeutics PLC *	1,336	146,345
IDEXX Laboratories, Inc. *	2,697	1,677,264
Illumina, Inc. *	4,657	1,888,926
Incyte Corp. *	4,877	335,440
Insulet Corp. *	2,115	601,146
Intuitive Surgical, Inc. *	3,781	3,758,881
Ionis Pharmaceuticals, Inc. *	4,226	141,740
Iovance Biotherapeutics, Inc. *	1,444	35,609
IQVIA Holdings, Inc. *	3,000	718,620
Kellogg Co.	3,658	233,819
Kimberly-Clark Corp.	5,396	714,646
Lamb Weston Holdings, Inc.	1,414	86,777
Legalzoom.com, Inc. *	625	16,500
Maravai LifeSciences Holdings, Inc. Class A *	3,248	159,412
MarketAxess Holdings, Inc.	1,190	500,621
Masimo Corp. *	1,108	299,947
McKesson Corp.	646	128,799
Mirati Therapeutics, Inc. *	1,071	189,471
Mister Car Wash, Inc. *	1,159	21,152
Moderna, Inc. *	10,831	4,168,419
Molina Healthcare, Inc. *	287	77,866
Monster Beverage Corp. *	11,028	979,617
Moody’s Corp.	4,924	1,748,562
Morningstar, Inc.	678	175,622
Natera, Inc. *	2,565	285,844
Neurocrine Biosciences, Inc. *	3,039	291,470
Novavax, Inc. *	2,324	481,788
Novocure Ltd. *	3,275	380,457
Oak Street Health, Inc. *	2,651	112,747
Paylocity Holding Corp. *	1,168	327,507
PayPal Holdings, Inc. *	37,626	9,790,661
Penumbra, Inc. *	1,076	286,754
PepsiCo, Inc.	36,719	5,522,905
Pilgrim’s Pride Corp. *	977	28,411
PPD, Inc. *	2,143	100,271
Regeneron Pharmaceuticals, Inc. *	351	212,418
Repligen Corp. *	1,623	469,031
ResMed, Inc.	4,164	1,097,422
Robert Half International, Inc.	2,941	295,071
Rollins, Inc.	6,924	244,625
Royalty Pharma PLC Class A	6,300	227,682
S&P Global, Inc.	5,457	2,318,625
Sabre Corp. *	10,382	122,923
Sarepta Therapeutics, Inc. *	2,460	227,501
Seagen, Inc. *	3,719	631,486
Shift4 Payments, Inc. Class A *	1,405	108,916
Sotera Health Co. *	3,178	83,105
Square, Inc. Class A *	12,675	3,039,972
STERIS PLC	359	73,337
StoneCo. Ltd. Class A * (Brazil)	6,362	220,889
Stryker Corp.	4,778	1,260,054
Syneos Health, Inc. *	394	34,467
Sysco Corp.	15,595	1,224,207
Tandem Diabetes Care, Inc. *	1,937	231,239
Teleflex, Inc.	271	102,045
Thermo Fisher Scientific, Inc.	1,158	661,600
TransUnion	4,097	460,134
Ultragenyx Pharmaceutical, Inc. *	1,569	141,508
United Rentals, Inc. *	821	288,114
UnitedHealth Group, Inc.	2,073	810,004
Verisk Analytics, Inc.	3,204	641,665
Vertex Pharmaceuticals, Inc. *	3,280	594,959

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
West Pharmaceutical Services, Inc.	2,347	$996,395
WEX, Inc. *	981	172,793
Zoetis, Inc.	14,348	2,785,521

		106,377,411

Energy - 0.5%
Cabot Oil & Gas Corp.	1,529	33,271
Cheniere Energy, Inc. *	7,493	731,841
Cimarex Energy Co.	658	57,378
Continental Resources, Inc.	544	25,106
Diamondback Energy, Inc.	2,802	265,265
Enphase Energy, Inc. *	4,192	628,674
EOG Resources, Inc.	2,273	182,454
Halliburton Co.	1,537	33,230
Hess Corp.	617	48,194
New Fortress Energy, Inc.	867	24,059
Occidental Petroleum Corp.	3,513	103,914
Pioneer Natural Resources Co.	3,010	501,195
Plug Power, Inc. *	16,377	418,269
Texas Pacific Land Corp.	192	232,197

		3,285,047

Financial - 6.4%
Alleghany Corp. *	45	28,098
American Express Co.	13,125	2,198,831
American Tower Corp. REIT	14,451	3,835,440
Ameriprise Financial, Inc.	2,033	536,956
Aon PLC Class A	4,241	1,211,951
Apollo Global Management, Inc.	5,841	359,747
Arch Capital Group Ltd. *	3,039	116,029
Ares Management Corp. Class A	3,954	291,924
Blackstone Group, Inc.	21,779	2,533,769
Brown & Brown, Inc.	384	21,293
CBRE Group, Inc. Class A *	579	56,371
Citizens Financial Group, Inc.	2,461	115,618
CoreSite Realty Corp. REIT	1,089	150,870
Credit Acceptance Corp. *	36	21,071
Crown Castle International Corp. REIT	13,776	2,387,656
Discover Financial Services	5,266	646,928
Equinix, Inc. REIT	2,028	1,602,384
Equity LifeStyle Properties, Inc. REIT	3,002	234,456
Erie Indemnity Co. Class A	591	105,446
Everest Re Group Ltd.	294	73,729
Extra Space Storage, Inc. REIT	382	64,172
GoHealth, Inc. Class A *	3,807	19,149
Goldman Sachs Group, Inc.	595	224,928
Iron Mountain, Inc. REIT	6,599	286,727
Lamar Advertising Co. Class A REIT	2,464	279,541
Lemonade, Inc. *	303	20,304
Lincoln National Corp.	1,074	73,837
LPL Financial Holdings, Inc.	2,455	384,846
Markel Corp. *	74	88,440
Marsh & McLennan Cos., Inc.	1,964	297,409
Mastercard, Inc. Class A	28,018	9,741,298
Public Storage REIT	3,704	1,100,458
Raymond James Financial, Inc.	302	27,822
RenaissanceRe Holdings Ltd. (Bermuda)	559	77,925
Rocket Cos., Inc. Class A	4,427	71,009
SBA Communications Corp. REIT	579	191,400
Simon Property Group, Inc. REIT	9,117	1,184,936
Sterling Bancorp	976	24,361
Synchrony Financial	3,101	151,577
Synovus Financial Corp.	549	24,096
T Rowe Price Group, Inc.	2,339	460,081
Upstart Holdings, Inc. *	1,442	456,306
UWM Holdings Corp.	3,028	21,045
Visa, Inc. Class A	54,201	12,073,273
Western Alliance Bancorp	1,735	188,803

	Shares	Value
Western Union Co.	3,627	$73,338

		44,135,648

Industrial - 5.1%
3M Co.	2,648	464,512
Advanced Drainage Systems, Inc.	2,031	219,693
AGCO Corp.	196	24,016
Agilent Technologies, Inc.	8,646	1,362,004
Allegion PLC	2,235	295,422
Amphenol Corp. Class A	13,420	982,747
Armstrong World Industries, Inc.	790	75,421
Axon Enterprise, Inc. *	2,043	357,566
AZEK Co., Inc. *	1,961	71,635
Ball Corp.	3,114	280,167
BWX Technologies, Inc.	2,384	128,402
Carlisle Cos., Inc.	644	128,021
Carrier Global Corp.	12,930	669,257
Caterpillar, Inc.	15,124	2,903,354
CH Robinson Worldwide, Inc.	893	77,691
Cognex Corp.	5,463	438,242
Coherent, Inc. *	744	186,067
Crown Holdings, Inc.	436	43,940
Deere & Co.	9,026	3,024,342
Donaldson Co., Inc.	498	28,590
Expeditors International of Washington, Inc.	3,846	458,174
FedEx Corp.	3,409	747,560
Fortune Brands Home & Security, Inc.	1,153	103,101
frontdoor, Inc. *	1,916	80,280
Generac Holdings, Inc. *	1,959	800,585
Graco, Inc.	3,411	238,668
Graphic Packaging Holding Co.	2,602	49,542
HEICO Corp.	472	62,243
HEICO Corp. Class A	829	98,178
Honeywell International, Inc.	4,822	1,023,614
Howmet Aerospace, Inc.	949	29,609
Illinois Tool Works, Inc.	9,033	1,866,489
Jabil, Inc.	3,413	199,217
JB Hunt Transport Services, Inc.	2,315	387,114
Kansas City Southern	792	214,347
Keysight Technologies, Inc. *	2,543	417,789
Lincoln Electric Holdings, Inc.	1,878	241,868
Landstar System, Inc.	1,146	180,862
Lockheed Martin Corp.	6,931	2,391,888
Louisiana-Pacific Corp.	356	21,848
Mettler-Toledo International, Inc. *	734	1,010,982
Middleby Corp. *	542	92,416
MSA Safety, Inc.	404	58,863
Nordson Corp.	325	77,399
Northrop Grumman Corp.	430	154,865
Old Dominion Freight Line, Inc.	3,006	859,656
Parker-Hannifin Corp.	699	195,454
Rockwell Automation, Inc.	2,237	657,768
Sealed Air Corp.	2,693	147,549
Spirit AeroSystems Holdings, Inc. Class A	1,000	44,190
TopBuild Corp. *	894	183,100
Toro Co.	3,119	303,822
Trane Technologies PLC	3,696	638,114
TransDigm Group, Inc. *	487	304,166
Trex Co., Inc. *	3,577	364,604
Union Pacific Corp.	13,196	2,586,548
United Parcel Service, Inc. Class B	23,173	4,219,803
Universal Display Corp.	1,402	239,686
Vertiv Holdings Co.	9,200	221,628
Vontier Corp.	2,993	100,565
Waste Management, Inc.	2,059	307,532
Waters Corp. *	1,808	645,998
XPO Logistics, Inc. *	2,585	205,714
Xylem, Inc.	3,699	457,492

		35,451,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Technology - 37.1%
Accenture PLC Class A	16,372	$5,237,730
Adobe, Inc. *	15,288	8,801,607
Advanced Micro Devices, Inc. *	38,752	3,987,581
Allegro MicroSystems, Inc. * (Japan)	1,284	41,037
Alteryx, Inc. Class A *	2,057	150,367
Analog Devices, Inc.	6,852	1,147,573
ANSYS, Inc. *	1,127	383,687
Apple, Inc.	502,733	71,136,719
Applied Materials, Inc.	29,312	3,773,334
Aspen Technology, Inc. *	2,230	273,844
Atlassian Corp. PLC Class A *	4,360	1,706,591
Autodesk, Inc. *	7,071	2,016,437
Avalara, Inc. *	2,693	470,656
Bentley Systems, Inc. Class B	4,411	267,483
Bill.com Holdings, Inc. *	2,422	646,553
Broadcom, Inc.	12,782	6,198,375
Broadridge Financial Solutions, Inc.	3,309	551,412
Brooks Automation, Inc.	1,973	201,937
C3.ai, Inc. Class A *	422	19,555
Cadence Design Systems, Inc. *	8,719	1,320,405
CDK Global, Inc.	612	26,041
Citrix Systems, Inc.	1,443	154,935
Cloudflare, Inc. Class A *	7,793	877,881
Coupa Software, Inc. *	2,346	514,196
Crowdstrike Holdings, Inc. Class A *	6,305	1,549,643
Datadog, Inc. Class A *	7,416	1,048,252
Dell Technologies, Inc. Class C *	4,153	432,078
DocuSign, Inc. *	6,065	1,561,313
DoubleVerify Holdings, Inc. *	633	21,623
Dropbox, Inc. Class A *	9,973	291,411
Duck Creek Technologies, Inc. *	449	19,864
Dynatrace, Inc. *	5,962	423,123
Elastic NV *	2,290	341,187
Entegris, Inc.	4,272	537,845
EPAM Systems, Inc. *	1,715	978,373
Everbridge, Inc. *	1,289	194,691
Fair Isaac Corp. *	865	344,209
Fiserv, Inc. *	1,332	144,522
Five9, Inc. *	2,144	342,483
Fortinet, Inc. *	4,284	1,251,099
Genpact Ltd.	300	14,253
Globant SA *	1,325	372,338
HP, Inc.	13,343	365,064
HubSpot, Inc. *	1,425	963,428
Intuit, Inc.	8,172	4,408,876
IPG Photonics Corp. *	45	7,128
Jack Henry & Associates, Inc.	631	103,522
Jamf Holding Corp. *	1,433	55,199
KLA Corp.	4,892	1,636,423
Lam Research Corp.	4,561	2,595,893
Manhattan Associates, Inc. *	1,104	168,945
McAfee Corp. Class A	1,665	36,813
Medallia, Inc. *	1,997	67,638
Microchip Technology, Inc.	7,249	1,112,649
Micron Technology, Inc.	4,773	338,788
Microsoft Corp.	241,320	68,032,934
MKS Instruments, Inc.	1,527	230,440
MongoDB, Inc. *	1,982	934,533
Monolithic Power Systems, Inc.	1,434	695,031
MSCI, Inc.	1,819	1,106,570
nCino, Inc. *	1,794	127,428
NCR Corp *	1,418	54,962
NetApp, Inc.	4,595	412,447
New Relic, Inc. *	1,469	105,430
Nuance Communications, Inc. *	3,543	195,007
Nutanix, Inc. Class A *	6,161	232,270
NVIDIA Corp.	76,606	15,869,699
NXP Semiconductors NV (China)	2,604	510,045
ON Semiconductor Corp. *	7,048	322,587

	Shares	Value
Oracle Corp.	50,300	$4,382,639
Palantir Technologies, Inc. Class A *	51,526	1,238,685
Paychex, Inc.	9,001	1,012,162
Paycom Software, Inc. *	1,637	811,543
Paycor HCM, Inc. *	730	25,667
Pegasystems, Inc.	1,322	168,026
Playtika Holding Corp. *	3,322	91,787
Procore Technologies, Inc. *	249	22,246
PTC, Inc. *	3,371	403,812
Pure Storage, Inc. Class A *	8,163	205,381
QUALCOMM, Inc.	36,120	4,658,758
RingCentral, Inc. Class A *	2,531	550,493
salesforce.com, Inc. *	5,671	1,538,089
ServiceNow, Inc. *	6,310	3,926,524
Skillz, Inc. *	9,634	94,606
Skyworks Solutions, Inc.	2,427	399,921
Smartsheet, Inc. Class A *	3,998	275,142
Snowflake, Inc. Class A *	5,892	1,781,918
Splunk, Inc. *	5,283	764,503
Synopsys, Inc. *	3,077	921,285
Take-Two Interactive Software, Inc. *	744	114,628
Teradata Corp. *	3,138	179,964
Teradyne, Inc.	5,208	568,557
Texas Instruments, Inc.	18,367	3,530,321
Twilio, Inc. Class A *	1,490	475,385
Tyler Technologies, Inc. *	1,095	502,222
Unity Software, Inc. *	4,652	587,315
Veeva Systems, Inc. Class A *	4,374	1,260,456
VMware, Inc. Class A *	976	145,131
Workday, Inc. Class A *	6,058	1,513,834
Xilinx, Inc.	7,860	1,186,781
Zebra Technologies Corp. Class A *	1,703	877,760
Zoom Video Communications, Inc. Class A *	6,855	1,792,582
Zscaler, Inc. *	2,464	646,110
Zynga, Inc. Class A *	15,556	117,137

		257,235,362

Utilities - 0.0%
Brookfield Renewable Corp. Class A	1,049	40,712
NRG Energy, Inc.	3,614	147,559

		188,271

Total Common Stocks (Cost $384,351,411)		683,146,349

EXCHANGE-TRADED FUND - 1.0%
iShares Russell 1000 Growth	24,693	6,766,870

Total Exchange-Traded Fund (Cost $6,784,552)		6,766,870

	Principal Amount
SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $3,773,010; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $3,848,554)	$3,773,010	3,773,010

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Value
Total Short-Term Investment (Cost $3,773,010)	$3,773,010

TOTAL INVESTMENTS - 100.2% (Cost $394,908,973)	693,686,229

DERIVATIVES - (0.1%)	(96,265)

OTHER ASSETS & LIABILITIES, NET - (0.1%)	(1,005,307)

NET ASSETS - 100.0%	$692,584,657

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini Index	12/21	6	$1,841,331	$1,761,900	($79,431)
S&P 500 E-Mini Index	12/21	2	446,609	429,775	(16,834)

Total Futures Contracts					($96,265)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$683,146,349	$683,146,349	$-	$-
	Exchange-Traded Fund	6,766,870	6,766,870	-	-
	Short-Term Investment	3,773,010	-	3,773,010	-

	Total Assets	693,686,229	689,913,219	3,773,010	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(96,265)	(96,265)	-	-

	Total Liabilities	(96,265)	(96,265)	-	-

	Total	$693,589,964	$689,816,954	$3,773,010	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%
Basic Materials - 2.5%
Air Products & Chemicals, Inc.	7,983	$2,044,526
Albemarle Corp.	4,210	921,864
Alcoa Corp. *	6,556	320,851
Ashland Global Holdings, Inc.	1,938	172,715
Axalta Coating Systems Ltd. *	6,033	176,103
Celanese Corp.	2,562	385,940
CF Industries Holdings, Inc.	7,483	417,701
Chemours Co.	2,802	81,426
Cleveland-Cliffs, Inc. *	15,994	316,841
Dow, Inc.	24,903	1,433,417
DuPont de Nemours, Inc.	18,935	1,287,391
Eastman Chemical Co.	5,085	512,263
Ecolab, Inc.	1,081	225,518
Element Solutions, Inc.	8,520	184,714
FMC Corp.	3,379	309,381
Freeport-McMoRan, Inc.	37,584	1,222,607
Huntsman Corp.	7,809	231,068
International Flavors & Fragrances, Inc.	9,015	1,205,486
International Paper Co.	14,389	804,633
LyondellBasell Industries NV Class A	8,449	792,939
Mosaic Co.	12,104	432,355
NewMarket Corp.	235	79,611
Newmont Corp.	28,934	1,571,116
Nucor Corp.	10,573	1,041,335
Olin Corp.	4,540	219,055
PPG Industries, Inc.	5,005	715,765
Reliance Steel & Aluminum Co.	2,222	316,457
Royal Gold, Inc.	2,300	219,627
RPM International, Inc.	1,865	144,817
Southern Copper Corp. (Peru)	260	14,596
Steel Dynamics, Inc.	5,715	334,213
United States Steel Corp.	9,386	206,210
Valvoline, Inc.	6,366	198,492
Westlake Chemical Corp.	931	84,851

		18,625,884

Communications - 9.3%
Alphabet, Inc. Class A *	1,504	4,020,974
Alphabet, Inc. Class C *	1,416	3,774,079
Altice USA, Inc. Class A *	2,252	46,662
Arista Networks, Inc. *	224	76,975
AT&T, Inc.	257,578	6,957,182
Cable One, Inc.	89	161,369
Charter Communications, Inc. Class A *	245	178,252
Ciena Corp. *	5,730	294,236
Cisco Systems, Inc.	152,267	8,287,893
Comcast Corp. Class A	164,525	9,201,883
Corning, Inc.	17,692	645,581
Discovery, Inc. Class A *	6,182	156,899
Discovery, Inc. Class C *	10,875	263,936
DISH Network Corp. Class A *	8,611	374,234
DoorDash, Inc. Class A *	627	129,150
F5 Networks, Inc. *	2,190	435,328
FactSet Research Systems, Inc.	185	73,034
Figs, Inc. Class A *	785	29,155
Fox Corp. Class A	11,312	453,724
Fox Corp. Class B	4,948	183,670
GoDaddy, Inc. Class A *	5,616	391,435
IAC/InterActiveCorp *	2,684	349,698
Interpublic Group of Cos., Inc.	14,275	523,464
Juniper Networks, Inc.	11,521	317,058
Liberty Broadband Corp. Class A *	867	145,960
Liberty Broadband Corp. Class C *	5,246	905,984
Liberty Media Corp-Liberty Formula One Class A *	1,144	53,825

	Shares	Value
Liberty Media Corp-Liberty Formula One Class C *	6,959	$357,762
Liberty Media Corp-Liberty SiriusXM Class A *	3,035	143,161
Liberty Media Corp-Liberty SiriusXM Class C *	5,846	277,510
Lumen Technologies, Inc.	38,347	475,119
Mandiant, Inc. *	6,126	109,043
Motorola Solutions, Inc.	6,032	1,401,354
New York Times Co. Class A	5,705	281,085
News Corp. Class A	14,680	345,420
News Corp. Class B	4,249	98,704
Nexstar Media Group, Inc. Class A	1,346	204,538
NortonLifeLock, Inc.	14,184	358,855
Omnicom Group, Inc.	7,955	576,419
Opendoor Technologies, Inc. *	12,209	250,651
Sirius XM Holdings, Inc.	31,641	193,010
T-Mobile US, Inc. *	21,314	2,723,077
TripAdvisor, Inc. *	1,337	45,258
Twitter, Inc. *	25,223	1,523,217
Uber Technologies, Inc. *	8,167	365,882
Ubiquiti, Inc.	31	9,259
VeriSign, Inc. *	3,635	745,211
Verizon Communications, Inc.	149,314	8,064,449
ViacomCBS, Inc. Class A	378	15,903
ViacomCBS, Inc. Class B	20,529	811,101
ViaSat, Inc. *	2,532	139,437
Vimeo, Inc. *	491	14,421
Walt Disney Co. *	62,153	10,514,423
Wayfair, Inc. Class A *	1,177	300,735
World Wrestling Entertainment, Inc. Class A	356	20,029

		68,796,673

Consumer, Cyclical - 7.2%
Advance Auto Parts, Inc.	2,423	506,140
Alaska Air Group, Inc. *	4,259	249,577
Allison Transmission Holdings, Inc.	757	26,737
American Airlines Group, Inc. *	22,601	463,773
Aptiv PLC *	8,022	1,195,037
Aramark	8,588	282,202
AutoNation, Inc. *	1,575	191,772
AutoZone, Inc. *	614	1,042,566
Bath & Body Works, Inc.	3,847	242,476
Best Buy Co., Inc.	6,929	732,465
BorgWarner, Inc.	8,410	363,396
Boyd Gaming Corp. *	2,268	143,474
Brunswick Corp.	2,382	226,933
Burlington Stores, Inc. *	135	38,282
Caesars Entertainment, Inc. *	2,866	321,794
Capri Holdings Ltd. *	5,418	262,285
CarMax, Inc. *	5,274	674,861
Carnival Corp. *	31,379	784,789
Carter’s, Inc.	1,501	145,957
Casey’s General Stores, Inc.	1,419	267,411
Columbia Sportswear Co.	1,315	126,030
Copa Holdings SA Class A * (Panama)	1,098	89,355
Core & Main, Inc. Class A *	808	21,178
Costco Wholesale Corp.	1,010	453,844
Cummins, Inc.	5,207	1,169,284
Darden Restaurants, Inc.	1,466	222,055
Deckers Outdoor Corp. *	846	304,729
Dick’s Sporting Goods, Inc.	2,185	261,697
Dolby Laboratories, Inc. Class A	2,254	198,352
Dollar General Corp.	4,856	1,030,152
Dollar Tree, Inc. *	8,426	806,537
Domino’s Pizza, Inc.	435	207,478
DR Horton, Inc.	7,179	602,821
Fastenal Co.	2,277	117,516
Foot Locker, Inc.	3,151	143,875
Ford Motor Co. *	141,519	2,003,909
Gap, Inc.	7,066	160,398
General Motors Co. *	49,795	2,624,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Gentex Corp.	8,483	$279,769
Genuine Parts Co.	5,159	625,426
Hanesbrands, Inc.	4,897	84,033
Harley-Davidson, Inc.	5,359	196,193
Hasbro, Inc.	4,458	397,743
Hilton Worldwide Holdings, Inc. *	3,175	419,449
Hyatt Hotels Corp. Class A *	1,503	115,881
JetBlue Airways Corp. *	13,500	206,415
Kohl’s Corp.	5,515	259,701
Lear Corp.	2,100	328,608
Leggett & Platt, Inc.	5,204	233,347
Lennar Corp. Class A	9,532	892,958
Lennar Corp. Class B	684	53,072
Leslie’s, Inc. *	436	8,955
Lithia Motors, Inc. Class A	992	314,504
Live Nation Entertainment, Inc. *	2,908	265,006
LKQ Corp. *	9,864	496,357
Madison Square Garden Co. Class A *	408	75,868
Marriott Vacations Worldwide Corp.	1,462	230,016
McDonald’s Corp.	22,211	5,355,294
MGM Resorts International	14,537	627,272
Mohawk Industries, Inc. *	2,108	373,959
MSC Industrial Direct Co, Inc. Class A	1,610	129,106
Newell Brands, Inc.	13,458	297,960
Nordstrom, Inc. *	609	16,108
Norwegian Cruise Line Holdings Ltd. *	13,392	357,700
NVR, Inc. *	38	182,175
O’Reilly Automotive, Inc. *	1,697	1,036,969
Ollie’s Bargain Outlet Holdings, Inc. *	2,290	138,041
PACCAR, Inc.	12,135	957,694
Penn National Gaming, Inc. *	5,136	372,155
Penske Automotive Group, Inc.	1,115	112,169
Petco Health & Wellness Co., Inc. *	1,481	31,249
Planet Fitness, Inc. Class A *	912	71,638
Polaris, Inc.	620	74,189
PulteGroup, Inc.	6,521	299,444
PVH Corp. *	2,702	277,739
QuantumScape Corp. *	2,215	54,356
Qurate Retail, Inc. Class A	13,341	135,945
Ralph Lauren Corp.	1,650	183,216
Royal Caribbean Cruises Ltd. *	7,696	684,559
SiteOne Landscape Supply, Inc. *	741	147,807
Six Flags Entertainment Corp. *	1,671	71,018
Skechers USA, Inc. Class A *	4,106	172,945
Southwest Airlines Co. *	20,627	1,060,847
Tapestry, Inc.	9,342	345,841
Target Corp.	9,918	2,268,941
Thor Industries, Inc.	1,108	136,018
Toll Brothers, Inc.	2,347	129,766
Travel & Leisure Co.	997	54,366
TuSimple Holdings, Inc. Class A *	1,112	41,289
Under Armour, Inc. Class A *	6,597	133,127
Under Armour, Inc. Class C *	6,899	120,870
United Airlines Holdings, Inc. *	12,079	574,598
Univar Solutions, Inc. *	5,844	139,204
VF Corp.	4,060	271,979
Victoria’s Secret, Inc. *	1,167	64,488
Virgin Galactic Holdings, Inc. *	471	11,916
Vroom, Inc. *	3,031	66,894
Walgreens Boots Alliance, Inc.	25,480	1,198,834
Walmart, Inc.	51,679	7,203,019
Watsco, Inc.	1,142	302,196
Whirlpool Corp.	2,152	438,707
Williams-Sonoma, Inc.	631	111,895
WW Grainger, Inc.	277	108,878
Wyndham Hotels & Resorts, Inc.	1,188	91,702
Yum China Holdings, Inc. (China)	13,627	791,865
Yum! Brands, Inc.	9,914	1,212,581

		53,229,660

	Shares	Value
Consumer, Non-Cyclical - 23.7%
Abbott Laboratories	31,303	$3,697,823
Acadia Healthcare Co., Inc. *	3,079	196,379
Adaptive Biotechnologies Corp. *	531	18,049
ADT, Inc.	5,548	44,883
Albertsons Cos., Inc. Class A	5,450	169,658
Altria Group, Inc.	29,778	1,355,495
Amedisys Inc *	131	19,532
AMERCO	312	201,561
AmerisourceBergen Corp.	5,386	643,358
Amgen, Inc.	3,678	782,127
Anthem, Inc.	8,826	3,290,333
Archer-Daniels-Midland Co.	19,767	1,186,218
Automatic Data Processing, Inc.	1,196	239,104
Avery Dennison Corp.	1,363	282,427
Baxter International, Inc.	18,241	1,467,124
Becton Dickinson and Co.	10,351	2,544,483
Beyond Meat, Inc. *	178	18,736
Bio-Rad Laboratories, Inc. Class A *	772	575,873
Biogen, Inc. *	5,406	1,529,844
BioMarin Pharmaceutical, Inc. *	6,405	495,042
Boston Scientific Corp. *	51,361	2,228,554
Bright Horizons Family Solutions, Inc. *	431	60,090
Bristol-Myers Squibb Co.	80,778	4,779,634
Brown-Forman Corp. Class A	806	50,512
Brown-Forman Corp. Class B	3,246	217,514
Bunge Ltd.	5,118	416,196
Campbell Soup Co.	6,851	286,440
Cardinal Health, Inc.	4,172	206,347
Catalent, Inc. *	4,586	610,259
Centene Corp. *	20,940	1,304,771
Certara, Inc. *	1,296	42,898
Charles River Laboratories International, Inc. *	110	45,394
Chegg, Inc. *	1,171	79,651
Chemed Corp.	403	187,443
Church & Dwight Co., Inc.	8,607	710,680
Cigna Corp.	12,122	2,426,340
Cintas Corp.	197	74,990
Clorox Co.	830	137,456
Coca-Cola Co.	41,129	2,158,039
Colgate-Palmolive Co.	14,303	1,081,021
Conagra Brands, Inc.	17,236	583,783
Constellation Brands, Inc. Class A	5,800	1,222,002
Cooper Cos., Inc.	1,781	736,105
Corteva, Inc.	26,888	1,131,447
CoStar Group, Inc. *	3,080	265,065
Coty, Inc. Class A *	12,726	100,026
CVS Health Corp.	47,573	4,037,045
Danaher Corp.	21,679	6,599,955
Darling Ingredients, Inc. *	5,372	386,247
DaVita, Inc. *	733	85,219
Dentsply Sirona, Inc.	7,662	444,779
Driven Brands Holdings, Inc. *	1,949	56,307
Dun & Bradstreet Holdings, Inc. *	5,621	94,489
Elanco Animal Health, Inc. *	16,232	517,638
Eli Lilly & Co.	6,431	1,485,883
Encompass Health Corp.	1,463	109,784
Envista Holdings Corp. *	6,163	257,675
Equifax, Inc.	2,629	666,241
Euronet Worldwide, Inc. *	519	66,058
Exact Sciences Corp. *	450	42,953
Exelixis, Inc. *	1,565	33,084
FleetCor Technologies, Inc. *	2,342	611,894
Flowers Foods, Inc.	6,580	155,485
FTI Consulting, Inc. *	1,075	144,802
General Mills, Inc.	21,644	1,294,744
Gilead Sciences, Inc.	45,375	3,169,444
Global Payments, Inc.	10,638	1,676,336
Globus Medical, Inc. Class A *	2,644	202,583
Grand Canyon Education, Inc. *	1,634	143,727

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Grocery Outlet Holding Corp. *	3,067	$66,155
GXO Logistics, Inc. *	463	36,318
H&R Block, Inc.	1,609	40,225
Hain Celestial Group, Inc. *	2,966	126,885
Henry Schein, Inc. *	4,996	380,495
Herbalife Nutrition Ltd. *	3,148	133,412
Hershey Co.	730	123,552
Hill-Rom Holdings, Inc.	2,335	350,250
Hologic, Inc. *	9,186	678,019
Horizon Therapeutics PLC *	6,231	682,544
Hormel Foods Corp.	10,224	419,184
Humana, Inc.	4,664	1,814,996
ICU Medical, Inc. *	699	163,133
IHS Markit Ltd.	13,575	1,583,116
Incyte Corp. *	934	64,241
Ingredion, Inc.	2,352	209,352
Integra LifeSciences Holdings Corp. *	2,896	198,318
Ionis Pharmaceuticals, Inc. *	389	13,047
Iovance Biotherapeutics, Inc. *	3,548	87,494
IQVIA Holdings, Inc. *	3,544	848,930
Jazz Pharmaceuticals PLC *	2,081	270,967
JM Smucker Co.	3,746	449,632
Johnson & Johnson	94,973	15,338,139
Kellogg Co.	4,915	314,167
Keurig Dr Pepper, Inc.	25,608	874,769
Kimberly-Clark Corp.	5,887	779,674
Kraft Heinz Co.	24,111	887,767
Kroger Co.	27,062	1,094,117
Laboratory Corp. of America Holdings *	3,489	981,944
Lamb Weston Holdings, Inc.	3,608	221,423
Legalzoom.com, Inc. *	637	16,817
ManpowerGroup, Inc.	1,849	200,210
Masimo Corp. *	483	130,753
McCormick & Co., Inc.	9,299	753,498
McKesson Corp.	4,811	959,217
Medtronic PLC	48,464	6,074,962
Merck & Co., Inc.	91,427	6,867,082
Mirati Therapeutics, Inc. *	229	40,512
Molina Healthcare, Inc. *	1,717	465,839
Molson Coors Beverage Co. Class B	6,236	289,226
Mondelez International, Inc. Class A	50,379	2,931,050
Monster Beverage Corp. *	939	83,411
Moody’s Corp.	297	105,468
Morningstar, Inc.	114	29,529
Natera, Inc. *	190	21,174
Nektar Therapeutics *	6,072	109,053
Nielsen Holdings PLC	13,524	259,526
Oak Street Health, Inc. *	349	14,843
Organon & Co.	8,906	292,028
Paysafe Ltd. *	15,094	116,979
PepsiCo, Inc.	8,257	1,241,935
PerkinElmer, Inc.	3,933	681,550
Perrigo Co. PLC	4,787	226,569
Pfizer, Inc.	201,215	8,654,257
Philip Morris International, Inc.	56,209	5,328,051
Pilgrim’s Pride Corp. *	1,067	31,028
Post Holdings, Inc. *	2,070	228,031
PPD, Inc. *	3,324	155,530
Premier, Inc. Class A	4,261	165,156
Procter & Gamble Co.	87,615	12,248,577
QIAGEN NV *	7,881	407,290
Quanta Services, Inc.	5,181	589,701
Quest Diagnostics, Inc.	4,421	642,416
Quidel Corp. *	1,319	186,177
Regeneron Pharmaceuticals, Inc. *	3,245	1,963,809
Repligen Corp. *	111	32,078
ResMed, Inc.	505	133,093
Reynolds Consumer Products, Inc.	1,907	52,137
Robert Half International, Inc.	474	47,556
Rollins, Inc.	632	22,329
Royalty Pharma PLC Class A	4,659	168,376

	Shares	Value
S&P Global, Inc.	2,551	$1,083,894
Sage Therapeutics, Inc. *	2,038	90,304
Seaboard Corp.	11	45,100
Seagen, Inc. *	501	85,070
Service Corp. International	6,023	362,946
Spectrum Brands Holdings, Inc.	1,471	140,731
STERIS PLC	2,671	545,632
StoneCo. Ltd. Class A * (Brazil)	536	18,610
Stryker Corp.	7,255	1,913,289
Syneos Health, Inc. *	3,111	272,150
Tandem Diabetes Care, Inc. *	125	14,923
Teladoc Health, Inc. *	5,479	694,792
Teleflex, Inc.	1,422	535,454
Terminix Global Holdings, Inc. *	4,635	193,140
Thermo Fisher Scientific, Inc.	12,895	7,367,300
TransUnion	2,131	239,333
Tyson Foods, Inc. Class A	10,590	835,975
Ultragenyx Pharmaceutical, Inc. *	579	52,220
United Rentals, Inc. *	1,744	612,022
United Therapeutics Corp. *	1,638	302,342
UnitedHealth Group, Inc.	31,528	12,319,251
Universal Health Services, Inc. Class B	2,721	376,505
US Foods Holding Corp. *	7,699	266,847
Verisk Analytics, Inc.	2,024	405,346
Vertex Pharmaceuticals, Inc. *	5,648	1,024,491
Viatris, Inc.	42,302	573,192
WEX, Inc. *	516	90,888
Zimmer Biomet Holdings, Inc.	7,480	1,094,773
Zoetis, Inc.	868	168,514

		176,107,200

Energy - 5.0%
Antero Midstream Corp.	12,118	126,270
APA Corp.	13,231	283,540
Baker Hughes Co.	25,884	640,111
Cabot Oil & Gas Corp.	12,143	264,232
Chevron Corp.	69,811	7,082,326
Cimarex Energy Co.	2,824	246,253
ConocoPhillips	48,999	3,320,662
Continental Resources, Inc.	2,038	94,054
Devon Energy Corp.	24,939	885,584
Diamondback Energy, Inc.	3,336	315,819
DTE Midstream LLC *	3,388	156,661
EOG Resources, Inc.	18,486	1,483,871
EQT Corp. *	9,632	197,071
Exxon Mobil Corp.	152,798	8,987,578
First Solar, Inc. *	3,721	355,207
Halliburton Co.	31,194	674,414
Hess Corp.	9,574	747,825
HollyFrontier Corp.	5,232	173,336
Kinder Morgan, Inc.	71,339	1,193,502
Marathon Oil Corp.	27,612	377,456
Marathon Petroleum Corp.	22,941	1,417,983
NOV, Inc. *	13,596	178,244
Occidental Petroleum Corp.	25,912	766,477
ONEOK, Inc.	16,157	936,944
Phillips 66	15,936	1,115,998
Pioneer Natural Resources Co.	4,200	699,342
Schlumberger NV	50,360	1,492,670
Shoals Technologies Group, Inc. Class A *	3,863	107,701
Sunrun, Inc. *	6,999	307,956
Targa Resources Corp.	7,930	390,235
Valero Energy Corp.	14,706	1,037,802
Williams Cos., Inc.	44,436	1,152,670

		37,209,794

Financial - 25.0%
Affiliated Managers Group, Inc.	1,578	238,420
Aflac, Inc.	24,039	1,253,153
AGNC Investment Corp. REIT	19,516	307,767

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Air Lease Corp.	3,732	$146,817
Alexandria Real Estate Equities, Inc. REIT	5,594	1,068,846
Alleghany Corp. *	459	286,604
Alliance Data Systems Corp.	1,639	165,359
Allstate Corp.	10,638	1,354,324
Ally Financial, Inc.	13,046	665,998
American Campus Communities, Inc. REIT	4,797	232,415
American Express Co.	8,478	1,420,319
American Financial Group, Inc.	2,556	321,622
American Homes 4 Rent Class A REIT	10,297	392,522
American International Group, Inc.	30,933	1,697,912
Americold Realty Trust REIT	9,483	275,481
Ameriprise Financial, Inc.	1,805	476,737
Annaly Capital Management, Inc. REIT	53,308	448,853
Aon PLC Class A	3,231	923,323
Apartment Income REIT Corp.	5,623	274,459
Arch Capital Group Ltd. *	10,385	396,499
Ares Management Corp. Class A	584	43,117
Arthur J Gallagher & Co.	7,520	1,117,848
Assurant, Inc.	2,058	324,650
Assured Guaranty Ltd.	2,745	128,493
Athene Holding Ltd. Class A *	4,323	297,725
AvalonBay Communities, Inc. REIT	4,987	1,105,319
Axis Capital Holdings Ltd.	3,078	141,711
Bank of America Corp.	268,834	11,412,003
Bank of Hawaii Corp.	1,381	113,477
Bank of New York Mellon Corp.	28,622	1,483,765
Bank OZK	4,276	183,782
Berkshire Hathaway, Inc. Class B *	67,239	18,352,213
BlackRock, Inc.	5,151	4,319,938
BOK Financial Corp.	1,099	98,415
Boston Properties, Inc. REIT	5,713	619,004
Brighthouse Financial, Inc. *	3,088	139,670
Brixmor Property Group, Inc. REIT	10,380	229,502
Brown & Brown, Inc.	7,822	433,730
Camden Property Trust REIT	3,446	508,182
Capital One Financial Corp.	16,104	2,608,365
Carlyle Group, Inc.	5,698	269,401
Cboe Global Markets, Inc.	3,734	462,493
CBRE Group, Inc. Class A *	11,445	1,114,285
Charles Schwab Corp.	54,599	3,976,991
Chubb Ltd.	15,852	2,750,005
Cincinnati Financial Corp.	5,248	599,427
Citigroup, Inc.	73,568	5,163,002
Citizens Financial Group, Inc.	13,017	611,539
CME Group, Inc.	12,945	2,503,304
CNA Financial Corp.	840	35,246
Comerica, Inc.	4,853	390,667
Commerce Bancshares, Inc.	3,986	277,744
CoreSite Realty Corp. REIT	404	55,970
Cousins Properties, Inc. REIT	5,186	193,386
Credit Acceptance Corp. *	271	158,616
CubeSmart REIT	7,806	378,201
Cullen/Frost Bankers, Inc.	2,190	259,778
CyrusOne, Inc. REIT	4,514	349,429
Digital Realty Trust, Inc. REIT	9,929	1,434,244
Discover Financial Services	4,997	613,881
Douglas Emmett, Inc. REIT	5,829	184,255
Duke Realty Corp. REIT	13,350	639,065
East West Bancorp, Inc.	4,940	383,048
EPR Properties REIT	2,593	128,042
Equinix, Inc. REIT	910	719,018
Equitable Holdings, Inc.	13,367	396,198
Equity LifeStyle Properties, Inc. REIT	2,880	224,928
Equity Residential REIT	13,376	1,082,386
Erie Indemnity Co. Class A	266	47,460
Essex Property Trust, Inc. REIT	2,286	730,926
Evercore, Inc. Class A	1,384	184,999
Everest Re Group Ltd.	1,076	269,839
Extra Space Storage, Inc. REIT	4,366	733,444
Federal Realty Investment Trust REIT	2,855	336,861

	Shares	Value
Fidelity National Financial, Inc.	10,108	$458,297
Fifth Third Bancorp	24,756	1,050,645
First American Financial Corp.	3,801	254,857
First Citizens BancShares, Inc. Class A	196	165,261
First Hawaiian, Inc.	4,541	133,278
First Horizon Corp.	21,102	343,752
First Industrial Realty Trust, Inc. REIT	4,516	235,193
First Republic Bank	6,469	1,247,741
FNB Corp.	11,298	131,283
Franklin Resources, Inc.	10,410	309,385
Gaming and Leisure Properties, Inc. REIT	8,165	378,203
Globe Life, Inc.	3,562	317,125
GoHealth, Inc. Class A *	786	3,954
Goldman Sachs Group, Inc.	11,272	4,261,154
Hanover Insurance Group, Inc.	1,271	164,747
Hartford Financial Services Group, Inc.	12,532	880,373
Healthcare Trust of America, Inc. Class A REIT	7,616	225,891
Healthpeak Properties, Inc. REIT	19,776	662,101
Highwoods Properties, Inc. REIT	3,604	158,071
Host Hotels & Resorts, Inc. REIT *	25,814	421,543
Howard Hughes Corp. *	1,576	138,389
Hudson Pacific Properties, Inc. REIT	5,262	138,233
Huntington Bancshares, Inc.	52,811	816,458
Interactive Brokers Group, Inc. Class A	2,899	180,724
Intercontinental Exchange, Inc.	20,084	2,306,045
Invesco Ltd.	11,710	282,328
Invitation Homes, Inc. REIT	20,852	799,257
Iron Mountain, Inc. REIT	2,977	129,351
Janus Henderson Group PLC	4,767	197,020
JBG SMITH Properties REIT	4,268	126,375
Jefferies Financial Group, Inc.	7,769	288,463
Jones Lang LaSalle, Inc. *	1,805	447,802
JPMorgan Chase & Co.	107,560	17,606,496
Kemper Corp.	2,163	144,467
KeyCorp	34,569	747,382
Kilroy Realty Corp. REIT	4,071	269,541
Kimco Realty Corp. REIT	20,457	424,483
KKR & Co., Inc.	20,257	1,233,246
Lamar Advertising Co. Class A REIT	381	43,224
Lazard Ltd. Class A	3,532	161,766
Lemonade, Inc. *	1,166	78,134
Life Storage, Inc. REIT	2,784	319,436
Lincoln National Corp.	5,655	388,781
Loews Corp.	7,861	423,944
M&T Bank Corp.	4,715	704,138
Macerich Co. REIT	1	17
Markel Corp. *	395	472,076
Marsh & McLennan Cos., Inc.	16,200	2,453,166
Medical Properties Trust, Inc. REIT	21,135	424,179
Mercury General Corp.	1,229	68,418
MetLife, Inc.	26,319	1,624,672
MGIC Investment Corp.	11,834	177,037
Mid-America Apartment Communities, Inc. REIT	4,206	785,471
Morgan Stanley	49,424	4,809,449
Nasdaq, Inc.	4,265	823,230
National Retail Properties, Inc. REIT	6,607	285,356
New Residential Investment Corp. REIT	15,190	167,090
New York Community Bancorp, Inc.	15,760	202,831
Northern Trust Corp.	7,398	797,578
Old Republic International Corp.	11,283	260,976
Omega Healthcare Investors, Inc. REIT	8,806	263,828
OneMain Holdings, Inc.	3,055	169,033
PacWest Bancorp	4,089	185,313
Park Hotels & Resorts, Inc. REIT *	8,236	157,637
People’s United Financial, Inc.	14,820	258,905
Pinnacle Financial Partners, Inc.	2,878	270,762
PNC Financial Services Group, Inc.	15,323	2,997,792
Popular, Inc.	2,906	225,709
Primerica, Inc.	1,375	211,241

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Principal Financial Group, Inc.	9,521	$613,152
Progressive Corp.	21,040	1,901,806
Prologis, Inc. REIT	26,591	3,335,309
Prosperity Bancshares, Inc.	3,128	222,495
Prudential Financial, Inc.	14,015	1,474,378
Public Storage REIT	1,250	371,375
Raymond James Financial, Inc.	6,402	590,777
Rayonier, Inc. REIT	5,235	186,785
Realty Income Corp. REIT	14,206	921,401
Regency Centers Corp. REIT	6,239	420,072
Regions Financial Corp.	34,882	743,335
Reinsurance Group of America, Inc.	2,374	264,131
RenaissanceRe Holdings Ltd. (Bermuda)	963	134,242
Rexford Industrial Realty, Inc. REIT	4,912	278,756
Santander Consumer USA Holdings, Inc.	1,944	81,065
SBA Communications Corp. REIT	3,274	1,082,286
SEI Investments Co.	3,950	234,235
Signature Bank	2,151	585,674
Simon Property Group, Inc. REIT	1,501	195,085
SL Green Realty Corp. REIT	2,462	174,408
SLM Corp.	11,298	198,845
Spirit Realty Capital, Inc. REIT	4,440	204,418
Starwood Property Trust, Inc. REIT	9,576	233,750
State Street Corp.	13,160	1,114,915
Sterling Bancorp	7,057	176,143
Stifel Financial Corp.	3,926	266,811
STORE Capital Corp. REIT	8,458	270,910
Sun Communities, Inc. REIT	4,154	768,905
SVB Financial Group *	2,053	1,328,045
Synchrony Financial	16,759	819,180
Synovus Financial Corp.	4,690	205,844
T Rowe Price Group, Inc.	5,429	1,067,884
TFS Financial Corp.	1,607	30,629
Tradeweb Markets, Inc. Class A	3,684	297,594
Travelers Cos., Inc.	9,126	1,387,243
Truist Financial Corp.	48,456	2,841,944
UDR, Inc. REIT	10,692	566,462
Umpqua Holdings Corp.	7,708	156,087
Unum Group	7,127	178,603
US Bancorp	48,329	2,872,676
UWM Holdings Corp.	2,320	16,124
Ventas, Inc. REIT	13,659	754,113
VEREIT, Inc. REIT	8,117	367,132
VICI Properties, Inc. REIT	21,288	604,792
Virtu Financial, Inc. Class A	3,276	80,033
Vornado Realty Trust REIT	6,148	258,277
Voya Financial, Inc.	3,880	238,193
W R Berkley Corp.	4,847	354,703
Webster Financial Corp.	3,136	170,787
Wells Fargo & Co.	149,096	6,919,545
Welltower, Inc. REIT	15,414	1,270,114
Western Alliance Bancorp	1,678	182,600
Western Union Co.	10,679	215,929
Weyerhaeuser Co. REIT	27,148	965,654
White Mountains Insurance Group Ltd.	106	113,379
Willis Towers Watson PLC	4,511	1,048,627
Wintrust Financial Corp.	1,972	158,490
WP Carey, Inc. REIT	6,625	483,890
Zions Bancorp NA	5,788	358,219

		185,314,776

Industrial - 10.6%
3M Co.	17,812	3,124,581
Acuity Brands, Inc.	1,252	217,059
AECOM *	4,943	312,150
AGCO Corp.	1,976	242,119
Agilent Technologies, Inc.	1,111	175,016
Allegion PLC	753	99,532
Amcor PLC	54,108	627,112
AMETEK, Inc.	8,295	1,028,663

	Shares	Value
Amphenol Corp. Class A	6,378	$467,061
AO Smith Corp.	4,650	283,976
AptarGroup, Inc.	2,400	286,440
Ardagh Group SA	291	7,418
Armstrong World Industries, Inc.	854	81,531
Arrow Electronics, Inc. *	2,591	290,943
Avnet, Inc.	3,435	126,992
AZEK Co., Inc. *	1,743	63,672
Ball Corp.	7,947	714,992
Berry Global Group, Inc. *	4,741	288,632
Boeing Co. *	19,330	4,251,440
Builders FirstSource, Inc. *	7,194	372,218
BWX Technologies, Inc.	824	44,381
Carlisle Cos., Inc.	1,113	221,253
Carrier Global Corp.	16,248	840,996
Caterpillar, Inc.	2,658	510,256
CH Robinson Worldwide, Inc.	3,695	321,465
ChargePoint Holdings, Inc. *	3,358	67,126
Clean Harbors, Inc. *	1,803	187,278
Coherent, Inc. *	68	17,006
Colfax Corp. *	4,203	192,918
Crane Co.	1,994	189,051
Crown Holdings, Inc.	4,017	404,833
CSX Corp.	82,083	2,441,148
Curtiss-Wright Corp.	1,454	183,466
Donaldson Co., Inc.	3,880	222,751
Dover Corp.	5,288	822,284
Eagle Materials, Inc.	1,446	189,657
Eaton Corp. PLC	14,209	2,121,546
Emerson Electric Co.	21,707	2,044,799
Expeditors International of Washington, Inc.	1,601	190,727
FedEx Corp.	5,013	1,099,301
Flowserve Corp.	4,558	158,026
Fortive Corp.	11,899	839,712
Fortune Brands Home & Security, Inc.	3,614	323,164
frontdoor, Inc. *	954	39,973
Garmin Ltd.	5,476	851,299
Gates Industrial Corp. PLC *	2,357	38,348
General Dynamics Corp.	9,069	1,777,796
General Electric Co.	39,445	4,064,018
Graco, Inc.	2,234	156,313
Graphic Packaging Holding Co.	7,301	139,011
Hayward Holdings, Inc. *	1,347	29,957
HEICO Corp.	1,066	140,573
HEICO Corp. Class A	2,062	244,203
Hexcel Corp. *	2,921	173,478
Honeywell International, Inc.	19,659	4,173,213
Howmet Aerospace, Inc.	13,432	419,078
Hubbell, Inc.	2,052	370,735
Huntington Ingalls Industries, Inc.	1,383	267,002
IDEX Corp.	2,780	575,321
Illinois Tool Works, Inc.	1,139	235,352
Ingersoll Rand, Inc. *	14,705	741,279
ITT, Inc.	3,442	295,461
Jabil, Inc.	1,059	61,814
Jacobs Engineering Group, Inc.	4,793	635,216
JB Hunt Transport Services, Inc.	331	55,350
Johnson Controls International PLC	25,938	1,765,859
Kansas City Southern	2,333	631,403
Keysight Technologies, Inc. *	3,891	639,252
Kirby Corp. *	2,088	100,140
Knight-Swift Transportation Holdings, Inc.	5,644	288,691
L3Harris Technologies, Inc.	7,269	1,600,925
Landstar System, Inc.	242	38,192
Lennox International, Inc.	1,212	356,534
Littelfuse, Inc.	972	265,618
Lockheed Martin Corp.	1,097	378,575
Louisiana-Pacific Corp.	2,955	181,348
Martin Marietta Materials, Inc.	2,240	765,363
Masco Corp.	8,980	498,839
MasTec, Inc. *	1,971	170,058

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
MDU Resources Group, Inc.	6,986	$207,275
Mercury Systems, Inc. *	1,939	91,947
Middleby Corp. *	1,352	230,530
MSA Safety, Inc.	1,024	149,197
National Instruments Corp.	5,037	197,602
Nordson Corp.	1,690	402,474
Norfolk Southern Corp.	8,945	2,140,091
Northrop Grumman Corp.	4,973	1,791,026
nVent Electric PLC	6,130	198,183
Old Dominion Freight Line, Inc.	284	81,218
Oshkosh Corp.	2,598	265,957
Otis Worldwide Corp.	15,572	1,281,264
Owens Corning	3,620	309,510
Packaging Corp. of America	3,269	449,291
Parker-Hannifin Corp.	3,925	1,097,509
Pentair PLC	5,784	420,092
Raytheon Technologies Corp.	54,727	4,704,333
Regal Beloit Corp.	1,419	213,332
Republic Services, Inc.	7,769	932,746
Rockwell Automation, Inc.	1,602	471,052
Ryder System, Inc.	1,836	151,856
Schneider National, Inc. Class B	1,829	41,591
Sealed Air Corp.	2,442	133,797
Sensata Technologies Holding PLC *	5,805	317,650
Silgan Holdings, Inc.	3,262	125,130
Snap-on, Inc.	1,885	393,871
Sonoco Products Co.	3,510	209,126
Spirit AeroSystems Holdings, Inc. Class A	2,603	115,027
Stanley Black & Decker, Inc.	5,882	1,031,173
Stericycle, Inc. *	3,211	218,252
SYNNEX Corp.	1,455	151,466
Teledyne Technologies, Inc. *	1,648	707,948
Textron, Inc.	8,354	583,193
Timken Co.	2,582	168,914
TopBuild Corp. *	199	40,757
Toro Co.	204	19,872
Trane Technologies PLC	4,301	742,568
TransDigm Group, Inc. *	1,353	845,043
Trimble, Inc. *	9,084	747,159
Union Pacific Corp.	8,712	1,707,639
Valmont Industries, Inc.	734	172,578
Vontier Corp.	2,725	91,560
Vulcan Materials Co.	4,819	815,182
Waste Management, Inc.	12,748	1,904,041
Waters Corp. *	150	53,595
Westinghouse Air Brake Technologies Corp.	6,682	576,055
Westrock Co.	9,301	463,469
Woodward, Inc.	1,976	223,683
XPO Logistics, Inc. *	463	36,846
Xylem, Inc.	2,144	265,170

		78,549,118

Technology - 8.2%
Accenture PLC Class A	4,504	1,440,920
Activision Blizzard, Inc.	27,916	2,160,419
Akamai Technologies, Inc. *	5,645	590,411
Amdocs Ltd.	4,884	369,768
Analog Devices, Inc.	11,778	1,972,579
ANSYS, Inc. *	1,860	633,237
Black Knight, Inc. *	5,336	384,192
Broadridge Financial Solutions, Inc.	374	62,323
Brooks Automation, Inc.	452	46,262
C3.ai, Inc. Class A *	1,041	48,240
CACI International, Inc. Class A *	816	213,874
CDK Global, Inc.	3,726	158,541
Ceridian HCM Holding, Inc. *	4,535	510,732
Cerner Corp.	10,679	753,083
Change Healthcare, Inc. *	9,673	202,553
Cirrus Logic, Inc. *	2,024	166,676
Citrix Systems, Inc.	2,800	300,636

	Shares	Value
Clarivate PLC * (United Kingdom)	15,761	$345,166
Cloudflare, Inc. Class A *	503	56,663
Cognizant Technology Solutions Corp. Class A	19,033	1,412,439
Concentrix Corp. *	1,455	257,535
Datto Holding Corp. *	1,543	36,878
Dell Technologies Inc Class C *	5,168	537,679
Duck Creek Technologies, Inc. *	1,956	86,533
DXC Technology Co. *	9,504	319,429
Dynatrace, Inc. *	381	27,040
Electronic Arts, Inc.	10,246	1,457,493
Fastly, Inc. Class A *	3,711	150,073
Fidelity National Information Services, Inc.	22,409	2,726,727
Fiserv, Inc. *	20,205	2,192,242
Genpact Ltd.	6,658	316,322
Guidewire Software, Inc. *	2,945	350,072
Hewlett Packard Enterprise Co.	48,031	684,442
HP, Inc.	28,469	778,912
Intel Corp.	145,739	7,764,974
International Business Machines Corp.	32,226	4,477,158
IPG Photonics Corp. *	1,162	184,061
Jack Henry & Associates, Inc.	1,916	314,339
Jamf Holding Corp. *	284	10,940
Leidos Holdings, Inc.	4,956	476,420
Lumentum Holdings, Inc. *	2,656	221,882
Manhattan Associates, Inc. *	1,037	158,692
Marvell Technology, Inc.	29,709	1,791,750
McAfee Corp. Class A	1,126	24,896
Medallia, Inc. *	1,647	55,784
Microchip Technology, Inc.	1,542	236,682
Micron Technology, Inc.	34,940	2,480,041
MKS Instruments, Inc.	303	45,726
MSCI, Inc.	858	521,956
N-Able, Inc. *	1,225	15,202
NCR Corp *	2,953	114,458
NetApp, Inc.	2,633	236,338
Nuance Communications, Inc. *	6,203	341,413
NXP Semiconductors NV (China)	6,664	1,305,278
ON Semiconductor Corp. *	6,824	312,334
Oracle Corp.	4,161	362,548
Paychex, Inc.	1,448	162,828
Pegasystems, Inc.	80	10,168
Procore Technologies, Inc. *	254	22,692
Pure Storage, Inc. Class A *	599	15,071
Qorvo, Inc. *	4,021	672,271
Roper Technologies, Inc.	3,793	1,692,171
salesforce.com, Inc. *	26,933	7,304,768
Science Applications International Corp.	2,032	173,858
Signify Health, Inc. Class A *	2,285	40,833
Skyworks Solutions, Inc.	3,058	503,897
Snowflake, Inc. Class A *	419	126,718
SolarWinds Corp.	1,225	20,494
SS&C Technologies Holdings, Inc.	8,252	572,689
Synopsys, Inc. *	2,054	614,988
Take-Two Interactive Software, Inc. *	3,355	516,905
Teradata Corp. *	438	25,119
Texas Instruments, Inc.	12,509	2,404,355
Twilio, Inc. Class A *	4,343	1,385,634
Tyler Technologies, Inc. *	189	86,685
VMware, Inc. Class A *	1,775	263,943
Western Digital Corp. *	10,984	619,937
Wolfspeed, Inc. *	4,096	330,670
Xerox Holdings Corp.	4,831	97,441
Zynga, Inc. Class A *	18,375	138,364

		61,005,462

Utilities - 4.6%
AES Corp.	23,172	529,017
Alliant Energy Corp.	9,432	528,003
Ameren Corp.	9,212	746,172
American Electric Power Co., Inc.	17,678	1,435,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
American Water Works Co., Inc.	6,620	$1,119,045
Atmos Energy Corp.	4,665	411,453
Avangrid, Inc.	1,986	96,520
Brookfield Renewable Corp. Class A	3,358	130,324
CenterPoint Energy, Inc.	21,241	522,529
CMS Energy Corp.	10,151	606,319
Consolidated Edison, Inc.	12,841	932,128
Dominion Energy, Inc.	29,109	2,125,539
DTE Energy Co.	7,002	782,193
Duke Energy Corp.	27,802	2,713,197
Edison International	13,728	761,492
Entergy Corp.	7,361	731,021
Essential Utilities, Inc.	8,422	388,086
Evergy, Inc.	8,422	523,848
Eversource Energy	12,039	984,309
Exelon Corp.	34,633	1,674,159
FirstEnergy Corp.	19,002	676,851
Hawaiian Electric Industries, Inc.	3,749	153,072
IDACorp, Inc.	1,765	182,466
National Fuel Gas Co.	3,044	159,871
NextEra Energy, Inc.	70,733	5,553,955
NiSource, Inc.	14,252	345,326
NRG Energy, Inc.	4,664	190,431
OGE Energy Corp.	8,057	265,559
PG&E Corp. *	53,035	509,136
Pinnacle West Capital Corp.	3,944	285,388
PPL Corp.	28,461	793,493
Public Service Enterprise Group, Inc.	18,468	1,124,701
Sempra Energy	11,639	1,472,333
Southern Co.	37,733	2,338,314
UGI Corp.	7,899	336,655
Vistra Corp.	17,099	292,393
WEC Energy Group, Inc.	11,075	976,815
Xcel Energy, Inc.	19,604	1,225,250

		34,622,463

Total Common Stocks (Cost $553,770,653)		713,461,030

EXCHANGE-TRADED FUND - 2.4%

iShares Russell 1000 Value	112,551	17,615,357

Total Exchange-Traded Fund (Cost $17,989,846)		17,615,357

	Principal Amount
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $9,865,085; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $10,062,449)	$9,865,085	9,865,085

Value
Total Short-Term Investment (Cost $9,865,085)	$9,865,085

TOTAL INVESTMENTS - 99.8% (Cost $581,625,584)	740,941,472

DERIVATIVES - (0.0%)	(327,121)

OTHER ASSETS & LIABILITIES, NET - 0.2%	1,564,034

NET ASSETS - 100.0%	$742,178,385

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/21	30	$6,686,978	$6,446,625	($240,353)
S&P MID 400 E-Mini Index	12/21	16	4,299,888	4,213,120	(86,768)

Total Futures Contracts					($327,121)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$713,461,030	$713,461,030	$-	$-
	Exchange-Traded Fund	17,615,357	17,615,357	-	-
	Short-Term Investment	9,865,085	-	9,865,085	-

	Total Assets	740,941,472	731,076,387	9,865,085	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(327,121)	(327,121)	-	-

	Total Liabilities	(327,121)	(327,121)	-	-

	Total	$740,614,351	$730,749,266	$9,865,085	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Basic Materials - 3.0%
Albemarle Corp.	5,948	$1,302,434
Alcoa Corp. *	9,363	458,225
Ashland Global Holdings, Inc.	2,824	251,675
Axalta Coating Systems Ltd. *	10,178	297,096
Celanese Corp.	5,663	853,074
CF Industries Holdings, Inc.	10,915	609,275
Chemours Co.	8,291	240,936
Cleveland-Cliffs, Inc. *	23,387	463,296
Diversey Holdings Ltd. *	2,548	40,870
Eastman Chemical Co.	6,942	699,337
Element Solutions, Inc.	11,737	254,458
FMC Corp.	6,632	607,226
Huntsman Corp.	10,793	319,365
International Flavors & Fragrances, Inc.	12,664	1,693,430
International Paper Co.	20,043	1,120,805
LyondellBasell Industries NV Class A	13,431	1,260,499
Mosaic Co.	17,643	630,208
NewMarket Corp.	349	118,231
Nucor Corp.	14,993	1,476,661
Olin Corp.	7,588	366,121
PPG Industries, Inc.	12,018	1,718,694
Reliance Steel & Aluminum Co.	3,225	459,304
Royal Gold, Inc.	3,343	319,223
RPM International, Inc.	6,548	508,452
Steel Dynamics, Inc.	9,892	578,484
United States Steel Corp.	13,242	290,927
Valvoline, Inc.	8,714	271,703
Westlake Chemical Corp.	1,748	159,313

		17,369,322

Communications - 8.1%
Altice USA, Inc. Class A *	11,291	233,950
Anaplan, Inc. *	7,157	435,790
Arista Networks, Inc. *	3,042	1,045,353
Cable One, Inc.	280	507,676
CDW Corp.	7,004	1,274,868
Ciena Corp. *	7,967	409,105
CommScope Holding Co., Inc. *	10,755	146,160
Corning, Inc.	38,891	1,419,133
Discovery, Inc. Class A *	8,484	215,324
Discovery, Inc. Class C *	16,224	393,757
DISH Network Corp. Class A *	12,473	542,077
DoorDash, Inc. Class A *	7,356	1,515,189
Etsy, Inc. *	6,491	1,349,868
Expedia Group, Inc. *	7,399	1,212,696
F5 Networks, Inc. *	3,059	608,068
FactSet Research Systems, Inc.	1,946	768,242
Figs, Inc. Class A *	1,475	54,782
Fox Corp. Class A	16,136	647,215
Fox Corp. Class B	8,067	299,447
GoDaddy, Inc. Class A *	8,623	601,023
IAC/InterActiveCorp *	3,903	508,522
Interpublic Group of Cos., Inc.	20,087	736,590
Juniper Networks, Inc.	16,675	458,896
Liberty Broadband Corp. Class A *	1,256	211,448
Liberty Broadband Corp. Class C *	7,382	1,274,871
Liberty Media Corp-Liberty Formula One Class A *	1,417	66,670
Liberty Media Corp-Liberty Formula One Class C *	10,097	519,087
Liberty Media Corp-Liberty SiriusXM Class A *	4,210	198,586
Liberty Media Corp-Liberty SiriusXM Class C *	8,422	399,792
Lumen Technologies, Inc.	57,175	708,398
Lyft, Inc. Class A *	14,751	790,506
Mandiant, Inc. *	12,281	218,602

	Shares	Value
Match Group, Inc. *	14,102	$2,213,873
Motorola Solutions, Inc.	8,439	1,960,549
New York Times Co. Class A	8,610	424,215
News Corp. Class A	19,822	466,412
News Corp. Class B	6,157	143,027
Nexstar Media Group, Inc. Class A	2,045	310,758
NortonLifeLock, Inc.	28,120	711,436
Okta, Inc. *	6,360	1,509,482
Omnicom Group, Inc.	10,767	780,177
Opendoor Technologies, Inc. *	21,501	441,416
Palo Alto Networks, Inc. *	4,860	2,327,940
Pinterest, Inc. Class A *	28,343	1,444,076
Roku, Inc. *	5,959	1,867,253
Sirius XM Holdings, Inc.	44,783	273,176
Spotify Technology SA *	6,995	1,576,253
Switch, Inc. Class A	5,694	144,571
Trade Desk, Inc. Class A *	21,927	1,541,468
TripAdvisor, Inc. *	4,731	160,144
Twitter, Inc. *	39,698	2,397,362
Ubiquiti, Inc.	326	97,366
VeriSign, Inc. *	4,992	1,023,410
ViacomCBS, Inc. Class A	502	21,119
ViacomCBS, Inc. Class B	29,789	1,176,963
ViaSat, Inc. *	3,695	203,484
Vimeo, Inc. *	7,335	215,429
Wayfair, Inc. Class A *	3,855	984,991
Wix.com Ltd. * (Israel)	2,731	535,194
World Wrestling Entertainment, Inc. Class A	2,085	117,302
Zendesk, Inc. *	6,183	719,639
Zillow Group, Inc. Class A *	3,164	280,267
Zillow Group, Inc. Class C *	8,653	762,675

		46,603,118

Consumer, Cyclical - 13.8%
Advance Auto Parts, Inc.	3,293	687,875
Alaska Air Group, Inc. *	6,311	369,825
Allison Transmission Holdings, Inc.	5,290	186,843
American Airlines Group, Inc. *	33,008	677,324
Aptiv PLC *	13,710	2,042,379
Aramark	11,664	383,279
AutoNation, Inc. *	2,304	280,535
AutoZone, Inc. *	1,098	1,864,393
Bath & Body Works, Inc.	12,446	784,471
Best Buy Co., Inc.	12,672	1,339,557
BorgWarner, Inc.	12,312	532,002
Boyd Gaming Corp. *	4,083	258,291
Brunswick Corp.	4,010	382,033
Burlington Stores, Inc. *	3,396	963,004
Caesars Entertainment, Inc. *	10,405	1,168,273
Capri Holdings Ltd. *	7,589	367,383
CarMax, Inc. *	8,353	1,068,850
Carnival Corp. *	43,558	1,089,386
Carter’s, Inc.	2,175	211,497
Carvana Co. *	3,947	1,190,178
Casey’s General Stores, Inc.	1,880	354,286
Chipotle Mexican Grill, Inc. *	1,426	2,591,784
Choice Hotels International, Inc.	1,766	223,169
Churchill Downs, Inc.	1,912	459,033
Columbia Sportswear Co.	2,156	206,631
Copa Holdings SA Class A * (Panama)	1,591	129,476
Copart, Inc. *	10,618	1,472,929
Core & Main, Inc. Class A *	1,784	46,759
Cummins, Inc.	7,324	1,644,677
Darden Restaurants, Inc.	6,588	997,884
Deckers Outdoor Corp. *	1,388	499,958
Delta Air Lines, Inc. *	32,743	1,395,179
Dick’s Sporting Goods, Inc.	3,189	381,947
Dolby Laboratories, Inc. Class A	3,255	286,440
Dollar Tree, Inc. *	11,756	1,125,284
Domino’s Pizza, Inc.	1,874	893,823

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
DR Horton, Inc.	16,966	$1,424,635
DraftKings, Inc. Class A *	15,564	749,562
Fastenal Co.	29,118	1,502,780
Five Below, Inc. *	2,884	509,920
Floor & Decor Holdings, Inc. Class A *	5,220	630,524
Foot Locker, Inc.	4,405	201,132
Freshpet, Inc. *	2,155	307,497
GameStop Corp. Class A *	3,276	574,840
Gap, Inc.	10,731	243,594
Gentex Corp.	12,493	412,019
Genuine Parts Co.	7,263	880,494
Hanesbrands, Inc.	17,609	302,170
Harley-Davidson, Inc.	7,840	287,022
Hasbro, Inc.	6,550	584,391
Hilton Worldwide Holdings, Inc. *	13,977	1,846,501
Hyatt Hotels Corp. Class A *	2,241	172,781
IAA, Inc. *	6,871	374,950
JetBlue Airways Corp. *	15,951	243,891
Kohl’s Corp.	8,066	379,828
Lear Corp.	3,076	481,332
Leggett & Platt, Inc.	6,702	300,518
Lennar Corp. Class A	13,749	1,288,006
Lennar Corp. Class B	846	65,641
Leslie’s, Inc. *	6,184	127,019
Lithia Motors, Inc. Class A	1,490	472,390
Live Nation Entertainment, Inc. *	6,914	630,073
LKQ Corp. *	13,879	698,391
Lululemon Athletica, Inc. *	5,829	2,358,996
Madison Square Garden Co. Class A *	952	177,024
Marriott Vacations Worldwide Corp.	2,076	326,617
Mattel, Inc. *	18,292	339,500
MGM Resorts International	20,456	882,676
Mohawk Industries, Inc. *	2,911	516,411
MSC Industrial Direct Co., Inc. Class A	2,351	188,527
Newell Brands, Inc.	19,560	433,058
Nordstrom, Inc. *	5,541	146,559
Norwegian Cruise Line Holdings Ltd. *	19,107	510,348
NVR, Inc. *	168	805,405
O’Reilly Automotive, Inc. *	3,479	2,125,878
Ollie’s Bargain Outlet Holdings, Inc. *	3,241	195,367
PACCAR, Inc.	17,267	1,362,712
Peloton Interactive, Inc. Class A *	13,517	1,176,655
Penn National Gaming, Inc. *	7,758	562,145
Penske Automotive Group, Inc.	1,616	162,570
Petco Health & Wellness Co., Inc. *	2,822	59,544
Planet Fitness, Inc. Class A *	4,401	345,699
Polaris, Inc.	2,817	337,082
Pool Corp.	1,984	861,869
PulteGroup, Inc.	13,129	602,884
PVH Corp. *	3,568	366,755
QuantumScape Corp. *	10,494	257,523
Qurate Retail, Inc. Class A	19,651	200,244
Ralph Lauren Corp.	2,536	281,597
RH *	878	585,547
Royal Caribbean Cruises Ltd. *	11,096	986,989
Scotts Miracle-Gro Co.	2,177	318,626
SiteOne Landscape Supply, Inc. *	2,193	437,438
Six Flags Entertainment Corp. *	3,875	164,688
Skechers USA, Inc. Class A *	6,793	286,121
Southwest Airlines Co. *	29,948	1,540,226
Tapestry, Inc.	14,348	531,163
Tempur Sealy International, Inc.	9,079	421,356
Thor Industries, Inc.	2,701	331,575
Toll Brothers, Inc.	5,769	318,968
Tractor Supply Co.	5,893	1,193,981
Travel & Leisure Co.	4,264	232,516
TuSimple Holdings, Inc. Class A *	1,781	66,129
Ulta Beauty, Inc. *	2,714	979,537
Under Armour, Inc. Class A *	10,289	207,632
Under Armour, Inc. Class C *	9,995	175,112
United Airlines Holdings, Inc. *	16,371	778,768

	Shares	Value
Univar Solutions, Inc. *	8,467	$201,684
Vail Resorts, Inc. *	2,043	682,464
VF Corp.	16,608	1,112,570
Victoria’s Secret, Inc. *	3,959	218,774
Virgin Galactic Holdings, Inc. *	9,120	230,736
Vroom, Inc. *	6,402	141,292
Watsco, Inc.	1,658	438,740
Wendy’s Co.	9,120	197,722
Whirlpool Corp.	3,139	639,917
Williams-Sonoma, Inc.	3,844	681,657
WW Grainger, Inc.	2,372	932,338
Wyndham Hotels & Resorts, Inc.	4,679	361,172
Wynn Resorts Ltd. *	5,312	450,192
YETI Holdings, Inc. *	4,257	364,782
Yum China Holdings, Inc. (China)	21,571	1,253,491
Yum! Brands, Inc.	15,162	1,854,464

		79,150,550

Consumer, Non-Cyclical - 17.8%
10X Genomics, Inc. Class A *	4,261	620,316
ABIOMED, Inc. *	2,249	732,094
Acadia Healthcare Co., Inc. *	4,734	301,935
Acceleron Pharma, Inc. *	2,739	471,382
Adaptive Biotechnologies Corp. *	5,882	199,929
ADT, Inc.	8,302	67,163
agilon health, Inc. *	3,472	91,001
Albertsons Cos., Inc. Class A	7,874	245,118
Alnylam Pharmaceuticals, Inc. *	6,079	1,147,776
Amedisys, Inc *	1,655	246,761
AMERCO	453	292,652
AmerisourceBergen Corp.	7,640	912,598
Archer-Daniels-Midland Co.	28,549	1,713,225
Avantor, Inc. *	29,326	1,199,433
Avery Dennison Corp.	4,170	864,066
Beyond Meat, Inc. *	2,833	298,202
Bio-Rad Laboratories, Inc. Class A *	1,068	796,675
Bio-Techne Corp.	1,982	960,418
BioMarin Pharmaceutical, Inc. *	9,371	724,285
Booz Allen Hamilton Holding Corp.	6,759	536,327
Boston Beer Co., Inc. Class A *	468	238,563
Bright Horizons Family Solutions, Inc. *	3,164	441,125
Brown-Forman Corp. Class A	2,291	143,577
Brown-Forman Corp. Class B	9,495	636,260
Bruker Corp.	5,222	407,838
Bunge Ltd.	7,101	577,453
Campbell Soup Co.	10,071	421,069
Cardinal Health, Inc.	14,921	737,993
Catalent, Inc. *	8,215	1,093,170
Certara, Inc. *	4,230	140,013
Charles River Laboratories International, Inc. *	2,524	1,041,579
Chegg, Inc. *	7,239	492,397
Chemed Corp.	812	377,677
Church & Dwight Co., Inc.	12,417	1,025,272
Cintas Corp.	4,458	1,696,982
Clorox Co.	6,270	1,038,375
Conagra Brands, Inc.	23,980	812,203
Cooper Cos., Inc.	2,475	1,022,942
Corteva, Inc.	37,724	1,587,426
CoStar Group, Inc. *	20,019	1,722,835
Coty, Inc. Class A *	17,363	136,473
CureVac NV * (Germany)	2,639	144,142
Darling Ingredients, Inc. *	8,266	594,325
DaVita, Inc. *	3,470	403,422
Dentsply Sirona, Inc.	11,174	648,651
DexCom, Inc. *	4,929	2,695,473
Driven Brands Holdings, Inc. *	2,742	79,216
Dun & Bradstreet Holdings, Inc. *	7,956	133,740
Elanco Animal Health, Inc. *	22,788	726,709
Encompass Health Corp.	5,016	376,401
Envista Holdings Corp. *	8,522	356,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Equifax, Inc.	6,153	$1,559,293
Euronet Worldwide, Inc. *	2,688	342,129
Exact Sciences Corp. *	8,735	833,756
Exelixis, Inc. *	15,605	329,890
FleetCor Technologies, Inc. *	4,117	1,075,649
Flowers Foods, Inc.	9,943	234,953
FTI Consulting, Inc. *	1,652	222,524
Gartner, Inc. *	4,152	1,261,710
Globus Medical, Inc. Class A *	3,838	294,068
Grand Canyon Education, Inc. *	2,379	209,257
Grocery Outlet Holding Corp. *	4,341	93,635
Guardant Health, Inc. *	4,621	577,671
GXO Logistics, Inc. *	4,939	387,415
H&R Block, Inc.	8,632	215,800
Hain Celestial Group, Inc. *	4,298	183,868
Henry Schein, Inc. *	7,259	552,845
Herbalife Nutrition Ltd. *	5,335	226,097
Hershey Co.	7,465	1,263,451
Hill-Rom Holdings, Inc.	3,389	508,350
Hologic, Inc. *	12,803	944,989
Horizon Therapeutics PLC *	11,139	1,220,166
Hormel Foods Corp.	14,439	591,999
ICU Medical, Inc. *	995	232,213
IDEXX Laboratories, Inc. *	4,343	2,700,912
IHS Markit Ltd.	18,995	2,215,197
Incyte Corp. *	9,353	643,299
Ingredion, Inc.	3,423	304,681
Insulet Corp. *	3,407	968,372
Integra LifeSciences Holdings Corp. *	3,864	264,607
Ionis Pharmaceuticals, Inc. *	7,071	237,161
Iovance Biotherapeutics, Inc. *	7,664	188,994
IQVIA Holdings, Inc. *	9,719	2,328,089
Jazz Pharmaceuticals PLC *	2,938	382,557
JM Smucker Co.	5,328	639,520
Kellogg Co.	12,786	817,281
Kroger Co.	38,305	1,548,671
Laboratory Corp. of America Holdings *	4,921	1,384,966
Lamb Weston Holdings, Inc.	7,507	460,705
Legalzoom.com, Inc. *	961	25,370
ManpowerGroup, Inc.	2,695	291,815
Maravai LifeSciences Holdings, Inc. Class A *	5,182	254,333
MarketAxess Holdings, Inc.	1,904	800,994
Masimo Corp. *	2,550	690,310
McCormick & Co., Inc.	12,695	1,028,676
McKesson Corp.	7,908	1,576,697
Mirati Therapeutics, Inc. *	2,054	363,373
Mister Car Wash, Inc. *	2,095	38,234
Molina Healthcare, Inc. *	2,942	798,194
Molson Coors Beverage Co. Class B	9,167	425,165
Morningstar, Inc.	1,229	318,348
Natera, Inc. *	4,257	474,400
Nektar Therapeutics *	8,797	157,994
Neurocrine Biosciences, Inc. *	4,765	457,011
Nielsen Holdings PLC	18,188	349,028
Novavax, Inc. *	3,786	784,876
Novocure Ltd. *	5,218	606,175
Oak Street Health, Inc. *	5,002	212,735
Organon & Co.	12,610	413,482
Paylocity Holding Corp. *	1,921	538,648
Paysafe Ltd. *	21,238	164,595
Penumbra, Inc. *	1,733	461,844
PerkinElmer, Inc.	5,662	981,168
Perrigo Co. PLC	6,609	312,804
Pilgrim’s Pride Corp. *	2,798	81,366
Post Holdings, Inc. *	3,053	336,318
PPD, Inc. *	8,078	377,970
Premier, Inc. Class A	6,174	239,304
QIAGEN NV *	11,666	602,899
Quanta Services, Inc.	7,044	801,748
Quest Diagnostics, Inc.	6,221	903,974
Quidel Corp. *	1,887	266,350

	Shares	Value
Repligen Corp. *	2,824	$816,108
ResMed, Inc.	7,359	1,939,464
Reynolds Consumer Products, Inc.	2,483	67,885
Robert Half International, Inc.	5,494	551,213
Rollins, Inc.	11,274	398,310
Royalty Pharma PLC Class A	16,728	604,550
Sabre Corp. *	16,124	190,908
Sage Therapeutics, Inc. *	2,598	115,117
Sarepta Therapeutics, Inc. *	4,031	372,787
Seaboard Corp.	16	65,600
Seagen, Inc. *	6,818	1,157,696
Service Corp. International	8,281	499,013
Shift4 Payments, Inc. Class A *	2,358	182,792
Sotera Health Co. *	5,070	132,581
Spectrum Brands Holdings, Inc	2,131	203,873
STERIS PLC	4,354	889,435
StoneCo Ltd. Class A * (Brazil)	11,316	392,892
Syneos Health, Inc. *	5,242	458,570
Tandem Diabetes Care, Inc. *	3,214	383,687
Teladoc Health, Inc. *	7,710	977,705
Teleflex, Inc.	2,384	897,695
Terminix Global Holdings, Inc. *	6,380	265,855
TransUnion	9,719	1,091,541
Tyson Foods, Inc. Class A	14,551	1,148,656
Ultragenyx Pharmaceutical, Inc. *	3,382	305,023
United Rentals, Inc. *	3,700	1,298,441
United Therapeutics Corp. *	2,289	422,504
Universal Health Services, Inc. Class B	3,763	520,686
US Foods Holding Corp. *	11,290	391,311
Verisk Analytics, Inc.	8,156	1,633,402
Viatris, Inc.	61,467	832,878
West Pharmaceutical Services, Inc.	3,757	1,594,997
WEX, Inc. *	2,231	392,968
Zimmer Biomet Holdings, Inc.	10,632	1,556,100

		101,706,143

Energy - 4.3%
Antero Midstream Corp.	16,609	173,066
APA Corp.	19,415	416,063
Baker Hughes Co.	37,577	929,279
Cabot Oil & Gas Corp.	20,078	436,897
Cheniere Energy, Inc. *	11,998	1,171,845
Cimarex Energy Co.	5,163	450,214
Continental Resources, Inc.	3,231	149,111
Devon Energy Corp.	34,543	1,226,622
Diamondback Energy, Inc.	9,117	863,106
DTE Midstream LLC *	5,195	240,217
Enphase Energy, Inc. *	6,759	1,013,647
EQT Corp. *	14,801	302,828
First Solar, Inc. *	5,446	519,875
Halliburton Co.	45,156	976,273
Hess Corp.	14,109	1,102,054
HollyFrontier Corp.	7,580	251,125
Marathon Oil Corp.	40,162	549,015
Marathon Petroleum Corp.	32,540	2,011,297
New Fortress Energy, Inc.	1,316	36,519
NOV, Inc. *	19,699	258,254
Occidental Petroleum Corp.	43,307	1,281,021
ONEOK, Inc.	22,772	1,320,548
Phillips 66	22,293	1,561,179
Pioneer Natural Resources Co.	10,998	1,831,277
Plug Power, Inc. *	26,337	672,647
Shoals Technologies Group, Inc. Class A *	5,596	156,017
Sunrun, Inc. *	10,294	452,936
Targa Resources Corp.	11,572	569,458
Texas Pacific Land Corp.	306	370,064
Valero Energy Corp.	20,903	1,475,125
Williams Cos., Inc.	62,220	1,613,987

		24,381,566

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Financial - 19.1%
Affiliated Managers Group, Inc.	2,170	$327,865
Aflac, Inc.	33,825	1,763,297
AGNC Investment Corp. REIT	27,110	427,525
Air Lease Corp.	5,394	212,200
Alexandria Real Estate Equities, Inc. REIT	7,872	1,504,103
Alleghany Corp. *	699	436,463
Alliance Data Systems Corp.	2,375	239,614
Ally Financial, Inc.	18,385	938,554
American Campus Communities, Inc. REIT	6,960	337,212
American Financial Group, Inc.	3,495	439,776
American Homes 4 Rent Class A REIT	14,366	547,632
Americold Realty Trust REIT	13,517	392,669
Ameriprise Financial, Inc.	5,803	1,532,688
Annaly Capital Management, Inc. REIT	69,446	584,735
Apartment Income REIT Corp.	8,204	400,437
Apollo Global Management, Inc.	9,487	584,304
Arch Capital Group Ltd. *	19,457	742,868
Ares Management Corp. Class A	7,080	522,716
Arthur J Gallagher & Co.	10,555	1,569,001
Assurant, Inc.	2,978	469,779
Assured Guaranty Ltd.	3,683	172,401
Athene Holding Ltd. Class A *	5,805	399,790
AvalonBay Communities, Inc. REIT	7,129	1,580,072
Axis Capital Holdings Ltd.	4,219	194,243
Bank of Hawaii Corp.	2,001	164,422
Bank OZK	6,199	266,433
BOK Financial Corp.	1,607	143,907
Boston Properties, Inc. REIT	7,991	865,825
Brighthouse Financial, Inc. *	4,082	184,629
Brixmor Property Group, Inc. REIT	15,080	333,419
Brown & Brown, Inc.	11,923	661,130
Camden Property Trust REIT	5,011	738,972
Carlyle Group, Inc.	8,473	400,603
Cboe Global Markets, Inc.	5,285	654,600
CBRE Group, Inc. Class A *	16,930	1,648,305
Cincinnati Financial Corp.	7,644	873,098
Citizens Financial Group, Inc.	21,681	1,018,573
CNA Financial Corp.	1,447	60,716
Comerica, Inc.	6,828	549,654
Commerce Bancshares, Inc.	5,393	375,784
CoreSite Realty Corp. REIT	2,283	316,287
Cousins Properties, Inc. REIT	7,513	280,160
Credit Acceptance Corp. *	438	256,361
CubeSmart REIT	10,539	510,615
Cullen/Frost Bankers, Inc.	3,011	357,165
CyrusOne, Inc. REIT	6,329	489,928
Discover Financial Services	15,273	1,876,288
Douglas Emmett, Inc. REIT	8,505	268,843
Duke Realty Corp. REIT	18,912	905,317
East West Bancorp, Inc.	7,214	559,374
EPR Properties REIT	3,757	185,521
Equitable Holdings, Inc.	18,471	547,480
Equity LifeStyle Properties, Inc. REIT	8,858	691,810
Equity Residential REIT	18,680	1,511,586
Erie Indemnity Co. Class A	1,344	239,796
Essex Property Trust, Inc. REIT	3,302	1,055,781
Evercore, Inc. Class A	2,005	268,008
Everest Re Group Ltd.	2,033	509,836
Extra Space Storage, Inc. REIT	6,652	1,117,469
Federal Realty Investment Trust REIT	4,022	474,556
Fidelity National Financial, Inc.	13,704	621,339
Fifth Third Bancorp	35,135	1,491,129
First American Financial Corp.	5,290	354,694
First Citizens BancShares, Inc. Class A	321	270,658
First Hawaiian, Inc.	6,579	193,094
First Horizon Corp.	27,920	454,817
First Industrial Realty Trust, Inc. REIT	6,639	345,759
First Republic Bank	9,088	1,752,893
FNB Corp.	15,024	174,579

	Shares	Value
Franklin Resources, Inc.	14,794	$439,678
Gaming and Leisure Properties, Inc. REIT	11,033	511,049
Globe Life, Inc.	5,072	451,560
GoHealth, Inc. Class A *	1,950	9,808
Hanover Insurance Group, Inc.	1,906	247,056
Hartford Financial Services Group, Inc.	17,694	1,243,003
Healthcare Trust of America, Inc. Class A REIT	11,062	328,099
Healthpeak Properties, Inc. REIT	27,485	920,198
Highwoods Properties, Inc. REIT	5,600	245,616
Host Hotels & Resorts, Inc. REIT *	36,072	589,056
Howard Hughes Corp. *	2,147	188,528
Hudson Pacific Properties, Inc. REIT	7,691	202,043
Huntington Bancshares, Inc.	75,160	1,161,974
Interactive Brokers Group, Inc. Class A	4,267	266,005
Invesco Ltd.	16,574	399,599
Invitation Homes, Inc. REIT	29,532	1,131,962
Iron Mountain, Inc. REIT	14,641	636,151
Janus Henderson Group PLC	7,639	315,720
JBG SMITH Properties REIT	6,183	183,079
Jefferies Financial Group, Inc.	11,216	416,450
Jones Lang LaSalle, Inc. *	2,539	629,901
Kemper Corp.	3,164	211,324
KeyCorp	48,429	1,047,035
Kilroy Realty Corp. REIT	5,929	392,559
Kimco Realty Corp. REIT	30,138	625,363
KKR & Co., Inc.	28,405	1,729,296
Lamar Advertising Co. Class A REIT	4,396	498,726
Lazard Ltd. Class A	5,120	234,496
Lemonade, Inc. *	2,135	143,066
Life Storage, Inc. REIT	3,966	455,059
Lincoln National Corp.	9,477	651,544
Loews Corp.	11,062	596,574
LPL Financial Holdings, Inc.	4,106	643,657
M&T Bank Corp.	6,544	977,281
Markel Corp. *	690	824,640
Medical Properties Trust, Inc. REIT	30,149	605,090
Mercury General Corp.	1,543	85,899
MGIC Investment Corp.	17,144	256,474
Mid-America Apartment Communities, Inc. REIT	5,950	1,111,162
Nasdaq, Inc.	5,945	1,147,504
National Retail Properties, Inc. REIT	9,166	395,880
New Residential Investment Corp. REIT	22,606	248,666
New York Community Bancorp, Inc.	22,834	293,874
Northern Trust Corp.	10,514	1,133,514
Old Republic International Corp.	14,562	336,819
Omega Healthcare Investors, Inc. REIT	12,080	361,917
OneMain Holdings, Inc.	5,330	294,909
PacWest Bancorp	5,924	268,476
Park Hotels & Resorts, Inc. REIT *	11,158	213,564
People’s United Financial, Inc.	21,594	377,247
Pinnacle Financial Partners, Inc.	3,750	352,800
Popular, Inc.	3,990	309,903
Primerica, Inc.	2,000	307,260
Principal Financial Group, Inc.	13,488	868,627
Prosperity Bancshares, Inc.	4,600	327,198
Prudential Financial, Inc.	19,721	2,074,649
Raymond James Financial, Inc.	9,500	876,614
Rayonier, Inc. REIT	7,175	256,004
Realty Income Corp. REIT	19,880	1,289,417
Regency Centers Corp. REIT	8,596	578,769
Regions Financial Corp.	48,919	1,042,464
Reinsurance Group of America, Inc.	3,460	384,960
RenaissanceRe Holdings Ltd. (Bermuda)	2,319	323,269
Rexford Industrial Realty, Inc. REIT	6,935	393,561
Rocket Cos., Inc. Class A	7,760	124,470
Santander Consumer USA Holdings, Inc.	3,413	142,322
SBA Communications Corp. REIT	5,568	1,840,614
SEI Investments Co.	5,433	322,177
Signature Bank	3,026	823,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Simon Property Group, Inc. REIT	16,585	$2,155,552
SL Green Realty Corp. REIT	3,349	237,243
SLM Corp.	15,016	264,282
Spirit Realty Capital, Inc. REIT	6,145	282,916
Starwood Property Trust, Inc. REIT	14,009	341,960
State Street Corp.	18,627	1,578,079
Sterling Bancorp	9,926	247,753
Stifel Financial Corp.	5,329	362,159
STORE Capital Corp. REIT	12,758	408,639
Sun Communities, Inc. REIT	5,845	1,081,909
SVB Financial Group *	2,889	1,868,836
Synchrony Financial	29,006	1,417,813
Synovus Financial Corp.	7,392	324,435
T Rowe Price Group, Inc.	11,452	2,252,608
TFS Financial Corp.	2,694	51,348
Tradeweb Markets, Inc. Class A	5,419	437,747
UDR, Inc. REIT	15,281	809,587
Umpqua Holdings Corp.	12,041	243,830
Unum Group	10,322	258,669
Upstart Holdings, Inc. *	2,300	727,812
UWM Holdings Corp.	4,728	32,860
Ventas, Inc. REIT	19,543	1,078,969
VEREIT, Inc. REIT	11,486	519,512
VICI Properties, Inc. REIT	29,955	851,022
Virtu Financial, Inc. Class A	4,636	113,257
Vornado Realty Trust REIT	8,978	377,166
Voya Financial, Inc.	5,750	352,992
W R Berkley Corp.	6,932	507,284
Webster Financial Corp.	4,543	247,412
Welltower, Inc. REIT	21,628	1,782,147
Western Alliance Bancorp	5,140	559,335
Western Union Co.	20,917	422,942
Weyerhaeuser Co. REIT	38,698	1,376,488
White Mountains Insurance Group Ltd.	151	161,511
Willis Towers Watson PLC	6,506	1,512,385
Wintrust Financial Corp.	2,858	229,697
WP Carey, Inc. REIT	9,390	685,846
Zions Bancorp NA	8,094	500,938

		109,323,244

Industrial - 13.5%
Acuity Brands, Inc.	1,821	315,707
Advanced Drainage Systems, Inc.	3,085	333,704
AECOM *	6,907	436,177
AGCO Corp.	3,270	400,673
Agilent Technologies, Inc.	15,529	2,446,283
Allegion PLC	4,518	597,189
Amcor PLC	79,348	919,643
AMETEK, Inc.	11,742	1,456,125
Amphenol Corp. Class A	29,804	2,182,547
AO Smith Corp.	6,818	416,375
AptarGroup, Inc.	3,379	403,284
Ardagh Group SA	1,329	33,876
Armstrong World Industries, Inc.	2,426	231,610
Arrow Electronics, Inc. *	3,624	406,939
Avnet, Inc.	5,432	200,821
Axon Enterprise, Inc. *	3,366	589,117
AZEK Co., Inc. *	5,904	215,673
Ball Corp.	16,293	1,465,881
Berry Global Group, Inc. *	6,878	418,733
Builders FirstSource, Inc. *	10,527	544,667
BWX Technologies, Inc.	4,856	261,544
Carlisle Cos., Inc.	2,641	525,004
Carrier Global Corp.	44,469	2,301,715
CH Robinson Worldwide, Inc.	6,618	575,766
ChargePoint Holdings, Inc. *	5,343	106,807
Clean Harbors, Inc. *	2,598	269,854
Cognex Corp.	8,733	700,561
Coherent, Inc. *	1,245	311,362
Colfax Corp. *	5,967	273,885

	Shares	Value
Crane Co.	2,462	$233,422
Crown Holdings, Inc.	6,445	649,527
Curtiss-Wright Corp.	2,122	267,754
Donaldson Co., Inc.	6,451	370,352
Dover Corp.	7,323	1,138,727
Eagle Materials, Inc.	2,092	274,387
Expeditors International of Washington, Inc.	8,506	1,013,320
Flowserve Corp.	6,646	230,417
Fortive Corp.	16,657	1,175,485
Fortune Brands Home & Security, Inc.	7,077	632,825
frontdoor, Inc. *	4,346	182,097
Garmin Ltd.	7,750	1,204,815
Gates Industrial Corp. PLC *	4,325	70,368
Generac Holdings, Inc. *	3,138	1,282,406
Graco, Inc.	8,467	592,436
Graphic Packaging Holding Co.	14,461	275,337
Hayward Holdings, Inc. *	1,906	42,389
HEICO Corp.	2,323	306,334
HEICO Corp. Class A	4,102	485,800
Hexcel Corp. *	4,232	251,339
Howmet Aerospace, Inc.	19,502	608,462
Hubbell, Inc.	2,781	502,443
Huntington Ingalls Industries, Inc.	2,014	388,823
IDEX Corp.	3,823	791,170
Ingersoll Rand, Inc. *	20,692	1,043,084
ITT, Inc.	4,385	376,408
Jabil, Inc.	7,216	421,198
Jacobs Engineering Group, Inc.	6,610	876,023
JB Hunt Transport Services, Inc.	4,365	729,915
Kansas City Southern	4,597	1,244,132
Keysight Technologies, Inc. *	9,492	1,559,441
Kirby Corp. *	3,025	145,079
Knight-Swift Transportation Holdings, Inc.	8,002	409,302
Lincoln Electric Holdings, Inc.	3,025	389,590
Landstar System, Inc.	1,937	305,697
Lennox International, Inc.	1,688	496,559
Littelfuse, Inc.	1,259	344,047
Louisiana-Pacific Corp.	4,842	297,154
Martin Marietta Materials, Inc.	3,217	1,099,185
Masco Corp.	12,572	698,375
MasTec, Inc. *	2,793	240,980
MDU Resources Group, Inc.	10,120	300,260
Mercury Systems, Inc. *	2,772	131,448
Mettler-Toledo International, Inc. *	1,175	1,618,398
Middleby Corp. *	2,801	477,599
MSA Safety, Inc.	1,847	269,108
National Instruments Corp.	6,956	272,884
Nordson Corp.	2,988	711,592
nVent Electric PLC	8,949	289,321
Old Dominion Freight Line, Inc.	5,221	1,493,102
Oshkosh Corp.	3,597	368,225
Otis Worldwide Corp.	21,890	1,801,109
Owens Corning	5,184	443,232
Packaging Corp. of America	4,812	661,361
Parker-Hannifin Corp.	6,542	1,829,274
Pentair PLC	8,323	604,500
Regal Beloit Corp.	2,055	308,949
Republic Services, Inc.	10,723	1,287,403
Rockwell Automation, Inc.	5,936	1,745,421
Ryder System, Inc.	2,663	220,257
Schneider National, Inc. Class B	3,070	69,812
Sealed Air Corp.	7,560	414,212
Sensata Technologies Holding PLC *	7,891	431,796
Silgan Holdings, Inc.	4,393	168,515
Snap-on, Inc.	2,750	574,613
Sonoco Products Co.	4,821	287,235
Spirit AeroSystems Holdings, Inc. Class A	5,420	239,510
Stanley Black & Decker, Inc.	8,187	1,435,263
Stericycle, Inc. *	4,665	317,080
SYNNEX Corp.	2,108	219,443
Teledyne Technologies, Inc. *	2,351	1,009,943

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Textron, Inc.	11,360	$793,042
Timken Co.	3,449	225,634
TopBuild Corp. *	1,640	335,888
Toro Co.	5,604	545,886
Trane Technologies PLC	12,212	2,108,402
TransDigm Group, Inc. *	2,643	1,650,739
Trex Co., Inc. *	5,907	602,101
Trimble, Inc. *	12,681	1,043,012
Universal Display Corp.	2,186	373,719
Valmont Industries, Inc.	1,064	250,168
Vertiv Holdings Co.	13,972	336,586
Vontier Corp.	8,422	282,979
Vulcan Materials Co.	6,770	1,145,213
Waters Corp. *	3,121	1,115,133
Westinghouse Air Brake Technologies Corp.	9,330	804,339
Westrock Co.	13,695	682,422
Woodward, Inc.	3,005	340,166
XPO Logistics, Inc. *	4,963	394,956
Xylem, Inc.	9,071	1,121,901

		77,141,277

Technology - 14.2%
Akamai Technologies, Inc. *	8,114	848,643
Allegro MicroSystems, Inc. * (Japan)	1,880	60,085
Alteryx, Inc. Class A *	2,913	212,940
Amdocs Ltd.	6,571	497,490
ANSYS, Inc. *	4,484	1,526,578
Aspen Technology, Inc. *	3,447	423,292
Avalara, Inc. *	4,303	752,035
Bentley Systems, Inc. Class B	7,216	437,578
Bill.com Holdings, Inc. *	4,034	1,076,876
Black Knight, Inc. *	7,775	559,800
Broadridge Financial Solutions, Inc.	5,854	975,511
Brooks Automation, Inc.	3,825	391,489
C3.ai, Inc. Class A *	1,746	80,910
CACI International, Inc. Class A *	1,153	302,201
Cadence Design Systems, Inc. *	13,971	2,115,768
CDK Global, Inc.	5,855	249,130
Ceridian HCM Holding, Inc. *	6,613	744,756
Cerner Corp.	15,090	1,064,147
Change Healthcare, Inc. *	12,296	257,478
Cirrus Logic, Inc. *	2,932	241,450
Citrix Systems, Inc.	6,229	668,808
Clarivate PLC *	22,177	485,676
Cloudflare, Inc. Class A *	13,184	1,485,178
Concentrix Corp. *	2,209	390,993
Coupa Software, Inc. *	3,741	819,952
Cree, Inc. *	5,980	482,765
Crowdstrike Holdings, Inc. Class A *	10,058	2,472,055
Datadog, Inc. Class A *	11,851	1,675,139
Datto Holding Corp. *	1,707	40,797
DocuSign, Inc. *	9,694	2,495,526
DoubleVerify Holdings, Inc. *	757	25,859
Dropbox, Inc. Class A *	15,706	458,929
Duck Creek Technologies, Inc. *	3,680	162,803
DXC Technology Co. *	12,920	434,241
Dynatrace, Inc. *	10,038	712,397
Elastic NV *	3,575	532,639
Entegris, Inc.	6,956	875,760
EPAM Systems, Inc. *	2,746	1,566,538
Everbridge, Inc. *	2,033	307,064
Fair Isaac Corp. *	1,385	551,133
Fastly, Inc. Class A *	5,653	228,607
Five9, Inc. *	3,413	545,193
Fortinet, Inc. *	6,796	1,984,704
Genpact Ltd.	9,472	450,015
Globant SA *	2,062	579,443
Guidewire Software, Inc. *	4,269	507,456
Hewlett Packard Enterprise Co.	65,796	937,593
HP, Inc.	61,346	1,678,427

	Shares	Value
HubSpot, Inc. *	2,278	$1,540,133
IPG Photonics Corp. *	1,801	285,278
Jack Henry & Associates, Inc.	3,767	618,014
Jamf Holding Corp. *	2,628	101,231
Leidos Holdings, Inc.	7,262	698,096
Lumentum Holdings, Inc. *	3,835	320,376
Manhattan Associates, Inc. *	3,228	493,981
Marvell Technology, Inc.	41,804	2,521,199
McAfee Corp. Class A	3,476	76,854
Medallia, Inc. *	5,145	174,261
Microchip Technology, Inc.	13,734	2,108,032
MKS Instruments, Inc.	2,887	435,677
MongoDB, Inc. *	3,162	1,490,915
Monolithic Power Systems, Inc.	2,286	1,107,979
MSCI, Inc.	4,075	2,478,986
N-Able, Inc. *	1,909	23,691
nCino, Inc. *	2,862	203,288
NCR Corp *	6,567	254,537
NetApp, Inc.	11,308	1,015,006
New Relic, Inc. *	2,631	188,827
Nuance Communications, Inc. *	14,486	797,309
Nutanix, Inc. Class A *	9,664	364,333
ON Semiconductor Corp. *	21,403	979,615
Palantir Technologies, Inc. Class A *	83,082	1,997,291
Paychex, Inc.	16,421	1,846,542
Paycom Software, Inc. *	2,565	1,271,599
Paycor HCM, Inc. *	1,045	36,742
Pegasystems, Inc.	2,133	271,104
Playtika Holding Corp. *	5,299	146,411
Procore Technologies, Inc. *	516	46,099
PTC, Inc. *	5,397	646,507
Pure Storage, Inc. Class A *	14,017	352,668
Qorvo, Inc. *	5,658	945,961
RingCentral, Inc. Class A *	4,104	892,620
Science Applications International Corp.	2,969	254,028
Signify Health, Inc. Class A *	3,215	57,452
Skillz, Inc. *	16,193	159,015
Skyworks Solutions, Inc.	8,370	1,379,209
Smartsheet, Inc. Class A *	6,200	426,684
SolarWinds Corp.	1,909	31,938
Splunk, Inc. *	8,394	1,214,696
SS&C Technologies Holdings, Inc.	11,282	782,971
Synopsys, Inc. *	7,755	2,321,925
Take-Two Interactive Software, Inc. *	5,979	921,185
Teradata Corp. *	5,500	315,425
Teradyne, Inc.	8,523	930,456
Tyler Technologies, Inc. *	2,057	943,443
Unity Software, Inc. *	7,672	968,590
Veeva Systems, Inc. Class A *	7,020	2,022,953
Western Digital Corp. *	15,476	873,466
Xerox Holdings Corp.	6,781	136,773
Xilinx, Inc.	12,483	1,884,808
Zebra Technologies Corp. Class A *	2,736	1,410,189
Zscaler, Inc. *	3,956	1,037,342
Zynga, Inc. Class A *	49,632	373,729

		81,551,286

Utilities - 4.3%
AES Corp.	33,645	768,115
Alliant Energy Corp.	12,593	704,956
Ameren Corp.	12,946	1,048,626
American Water Works Co., Inc.	9,275	1,567,846
Atmos Energy Corp.	6,485	571,977
Avangrid, Inc.	2,877	139,822
Brookfield Renewable Corp. Class A	6,323	245,396
CenterPoint Energy, Inc.	30,287	745,060
CMS Energy Corp.	14,832	885,915
Consolidated Edison, Inc.	18,069	1,311,629
DTE Energy Co.	9,848	1,100,120
Edison International	19,107	1,059,865

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Entergy Corp.	10,308	$1,023,687
Essential Utilities, Inc.	11,484	529,183
Evergy, Inc.	11,539	717,726
Eversource Energy	17,564	1,436,033
FirstEnergy Corp.	27,809	990,557
Hawaiian Electric Industries, Inc.	5,034	205,538
IDACorp, Inc.	2,557	264,343
National Fuel Gas Co.	4,422	232,243
NiSource, Inc.	20,103	487,096
NRG Energy, Inc.	12,440	507,925
OGE Energy Corp.	10,144	334,346
PG&E Corp. *	77,067	739,843
Pinnacle West Capital Corp.	5,811	420,484
PPL Corp.	39,151	1,091,530
Public Service Enterprise Group, Inc.	25,873	1,575,666
UGI Corp.	10,575	450,707
Vistra Corp.	24,741	423,071
WEC Energy Group, Inc.	16,121	1,421,872
Xcel Energy, Inc.	27,313	1,707,063

		24,708,240

Total Common Stocks (Cost $475,226,819)		561,934,746

EXCHANGE-TRADED FUND - 0.9%
iShares Russell Mid-Cap	67,818	5,304,724

Total Exchange-Traded Fund (Cost $5,460,392)		5,304,724

	Principal Amount

SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $5,443,715; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $5,552,622)	$5,443,715	5,443,715

Total Short-Term Investment (Cost $5,443,715)		5,443,715

TOTAL INVESTMENTS - 99.9% (Cost $486,130,926)		572,683,185

DERIVATIVES - (0.0%)		(145,679)

OTHER ASSETS & LIABILITIES, NET - 0.1%		651,025

NET ASSETS - 100.0%		$573,188,531

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD MID-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	12/21	10	$2,221,747	$2,148,875	($72,872)
S&P MID 400 E-Mini Index	12/21	13	3,495,967	3,423,160	(72,807)

Total Futures Contracts					($145,679)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$561,934,746	$561,934,746	$-	$-
	Exchange-Traded Fund	5,304,724	5,304,724	-	-
	Short-Term Investment	5,443,715	-	5,443,715	-

	Total Assets	572,683,185	567,239,470	5,443,715	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(145,679)	(145,679)	-	-

	Total Liabilities	(145,679)	(145,679)	-	-

	Total	$572,537,506	$567,093,791	$5,443,715	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	758	$2,274
Oncternal Therapeutics, Inc. - Contingent Value Rights * Ω ±	33	34

		2,308

Total Rights (Cost $68)		2,308

COMMON STOCKS - 96.2%
Basic Materials - 2.7%
Allegheny Technologies, Inc. *	7,064	117,474
American Vanguard Corp.	653	9,828
Amyris, Inc. *	1,765	24,233
Balchem Corp.	2,914	422,734
Cabot Corp.	5,127	256,965
Century Aluminum Co. *	259	3,484
Codexis, Inc. *	5,457	126,930
Coeur Mining, Inc. *	15,767	97,282
Compass Minerals International, Inc.	3,109	200,220
Danimer Scientific, Inc. *	6,030	98,530
Energy Fuels, Inc. *	11,547	81,060
Ferro Corp. *	6,190	125,905
Gatos Silver, Inc. *	3,518	40,914
Hawkins, Inc.	1,156	40,321
HB Fuller Co.	843	54,424
Hecla Mining Co.	14,224	78,232
Ingevity Corp. *	3,603	257,146
Innospec, Inc.	676	56,933
Kaiser Aluminum Corp.	179	19,504
Kronos Worldwide, Inc.	315	3,909
Livent Corp. *	14,675	339,139
Marrone Bio Innovations, Inc. *	8,861	7,984
MP Materials Corp. *	6,614	213,169
Novagold Resources, Inc. * (Canada)	21,559	148,326
Orion Engineered Carbons SA * (Germany)	5,531	100,830
Perpetua Resources Corp. *	2,363	11,768
PolyMet Mining Corp. * (Canada)	852	2,599
Quaker Chemical Corp.	1,221	290,256
Rogers Corp. *	1,494	278,601
Schnitzer Steel Industries, Inc. Class A	211	9,244
Sensient Technologies Corp.	1,970	179,428
Stepan Co.	173	19,539
United States Lime & Minerals, Inc.	8	966
Ur-Energy, Inc. *	15,393	26,476
Uranium Energy Corp. *	20,623	62,900
Zymergen, Inc. *	342	4,504

		3,811,757

Communications - 5.9%
1-800-Flowers.com, Inc. Class A *	2,417	73,743
1stdibs.com, Inc. *	475	5,890
A10 Networks, Inc. *	4,516	60,876
ADTRAN, Inc.	358	6,716
AMC Networks, Inc. Class A *	1,349	62,850
Anterix, Inc. *	314	19,060
Bright Health Group, Inc. *	3,319	27,083
CalAmp Corp. *	3,139	31,233
Calix, Inc. *	4,145	204,887
Cambium Networks Corp. *	968	35,032
Cargurus, Inc. *	8,561	268,901
CarParts.com, Inc. *	4,449	69,449
Cars.com, Inc. *	907	11,473

	Shares	Value
Casa Systems, Inc. *	2,957	$20,048
ChannelAdvisor Corp. *	1,874	47,281
Clear Channel Outdoor Holdings, Inc. *	2,975	8,062
Clearfield, Inc. *	1,038	45,828
Cogent Communications Holdings, Inc.	3,874	274,434
Couchbase, Inc. *	637	19,817
CuriosityStream, Inc. *	410	4,321
Digital Media Solutions, Inc. Class A *	139	1,008
DZS, Inc. *	688	8,435
Eventbrite, Inc. Class A *	6,819	128,947
EverQuote, Inc. Class A *	1,747	32,547
Extreme Networks, Inc. *	11,296	111,266
fuboTV, Inc. *	11,924	285,699
Globalstar, Inc. *	48,026	80,203
Gogo, Inc. *	396	6,851
Groupon, Inc. *	1,849	42,176
Harmonic, Inc. *	1,640	14,350
Houghton Mifflin Harcourt Co. *	10,837	145,541
HyreCar, Inc. *	1,566	13,311
IDT Corp. Class B *	1,367	57,346
iHeartMedia, Inc. Class A *	4,628	115,793
Infinera Corp. *	16,532	137,546
InterDigital, Inc.	1,136	77,043
Iridium Communications, Inc. *	8,079	321,948
Liquidity Services, Inc. *	2,405	51,972
Liveone, Inc. *	5,281	15,790
Loral Space & Communications, Inc. (Canada)	1,167	50,193
Magnite, Inc. *	11,776	329,728
MediaAlpha, Inc. Class A *	1,781	33,269
Meredith Corp. *	2,301	128,166
Mimecast Ltd. *	5,519	351,008
National CineMedia, Inc.	492	1,751
Ooma, Inc. *	1,119	20,825
Open Lending Corp. Class A *	9,452	340,934
Overstock.com, Inc. *	3,900	303,888
Perficient, Inc. *	2,949	341,199
Plantronics, Inc. *	1,610	41,393
Q2 Holdings, Inc. *	4,965	397,895
QuinStreet, Inc. *	4,476	78,599
Quotient Technology, Inc. *	8,084	47,049
RealReal, Inc. *	7,135	94,039
Revolve Group, Inc. *	2,050	126,628
Shenandoah Telecommunications Co.	1,463	46,201
Shutterstock, Inc.	2,121	240,352
Sinclair Broadcast Group, Inc. Class A	673	21,321
Stagwell, Inc. *	497	3,812
Stamps.com, Inc. *	1,092	360,131
Stitch Fix, Inc. Class A *	5,360	214,132
TechTarget, Inc. *	2,315	190,802
Thryv Holdings, Inc. *	565	16,973
Tucows, Inc. Class A *	889	70,186
Upwork, Inc. *	10,695	481,596
Value Line, Inc.	93	3,186
Viavi Solutions, Inc. *	18,505	291,269
Vonage Holdings Corp. *	21,892	352,899
WideOpenWest, Inc. *	2,981	58,577
Yelp, Inc. *	6,033	224,669
Zix Corp. *	4,842	34,233

		8,241,659

Consumer, Cyclical - 13.6%
Abercrombie & Fitch Co. Class A *	490	18,439
Accel Entertainment, Inc. *	5,125	62,217
Acushnet Holdings Corp.	918	42,871
Adient PLC *	1,118	46,341
Allegiant Travel Co. *	1,396	272,890
America’s Car-Mart, Inc. *	477	55,704
American Axle & Manufacturing Holdings, Inc. *	5,189	45,715
American Eagle Outfitters, Inc.	13,807	356,221

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Arcimoto, Inc. *	2,428	$27,752
Arko Corp. *	10,946	110,555
Asbury Automotive Group, Inc. *	1,757	345,672
Aspen Aerogels, Inc. *	1,995	91,790
Aterian, Inc. *	2,357	25,526
Avient Corp.	868	40,232
Bally’s Corp. *	2,966	148,715
Beacon Roofing Supply, Inc. *	3,811	182,013
Bed Bath & Beyond, Inc. *	1,064	18,381
BJ’s Restaurants, Inc. *	1,890	78,926
BJ’s Wholesale Club Holdings, Inc. *	9,267	508,944
Bloomin’ Brands, Inc. *	8,045	201,125
Blue Bird Corp. *	683	14,247
BlueLinx Holdings, Inc. *	837	40,913
Boot Barn Holdings, Inc. *	2,651	235,594
Brinker International, Inc. *	4,120	202,086
Buckle, Inc.	2,557	101,232
Caleres, Inc.	3,381	75,126
Camping World Holdings, Inc. Class A	3,877	150,699
Canoo, Inc. *	4,402	33,851
Casper Sleep, Inc. *	2,603	11,115
Cavco Industries, Inc. *	591	139,913
Century Casinos, Inc. *	2,436	32,813
Century Communities, Inc.	1,759	108,090
Cheesecake Factory, Inc. *	4,174	196,178
Chicken Soup For The Soul Entertainment, Inc. *	176	4,025
Chico’s FAS, Inc. *	2,571	11,544
Children’s Place, Inc. *	1,277	96,107
Chuy’s Holdings, Inc. *	827	26,075
Cinemark Holdings, Inc. *	8,118	155,947
Citi Trends, Inc. *	796	58,076
Clarus Corp.	2,188	56,078
Commercial Vehicle Group, Inc. *	1,098	10,387
Cracker Barrel Old Country Store, Inc.	2,149	300,516
Crocs, Inc. *	5,600	803,488
Dana, Inc.	7,067	157,170
Dave & Buster’s Entertainment, Inc. *	1,805	69,186
Denny’s Corp. *	4,320	70,589
Designer Brands, Inc. Class A *	5,480	76,336
Dine Brands Global, Inc. *	1,479	120,110
Dorman Products, Inc. *	2,422	229,291
Douglas Dynamics, Inc.	2,074	75,286
Drive Shack, Inc. *	3,625	10,186
Duluth Holdings, Inc. Class B *	1,119	15,252
Escalade, Inc.	234	4,425
Esports Technologies, Inc. *	995	33,402
Everi Holdings, Inc. *	7,754	187,492
EVI Industries, Inc. *	504	13,709
F45 Training Holdings, Inc. *	1,014	15,169
FirstCash, Inc.	252	22,050
Fisker, Inc. *	13,613	199,430
Forestar Group, Inc. *	420	7,825
Fox Factory Holding Corp. *	3,829	553,444
Franchise Group, Inc.	370	13,102
Frontier Group Holdings, Inc. *	3,127	49,375
Full House Resorts, Inc. *	2,948	31,278
Funko, Inc. Class A *	2,364	43,048
GAN Ltd. * (United Kingdom)	388	5,770
Gentherm, Inc. *	3,012	243,761
Global Industrial Co.	879	33,305
Golden Entertainment, Inc. *	1,566	76,875
Golden Nugget Online Gaming, Inc. *	3,616	62,810
Green Brick Partners, Inc. *	760	15,595
GrowGeneration Corp. *	4,884	120,488
Guess?, Inc.	502	10,547
H&E Equipment Services, Inc.	2,976	103,297
Hamilton Beach Brands Holding Co. Class A	316	4,952
Haverty Furniture Cos., Inc.	657	22,147
Healthcare Services Group, Inc.	3,568	89,164
Hibbett, Inc.	1,205	85,242

	Shares	Value
Hilton Grand Vacations, Inc. *	7,735	$367,954
HNI Corp.	427	15,679
Hooker Furnishings Corp.	109	2,942
Hyliion Holdings Corp. *	1,989	16,708
IMAX Corp. *	440	8,351
Installed Building Products, Inc.	2,152	230,587
Interface, Inc.	1,217	18,438
International Game Technology PLC *	9,085	239,117
iRobot Corp. *	2,302	180,707
Jack in the Box, Inc.	272	26,474
JOANN, Inc.	1,074	11,964
Johnson Outdoors, Inc. Class A	294	31,105
KB Home	1,378	53,632
Kirkland’s, Inc. *	1,257	24,147
Kontoor Brands, Inc.	4,709	235,214
Kopin Corp. *	7,152	36,690
Kura Sushi USA, Inc. Class A *	359	15,681
LCI Industries	2,251	303,052
LGI Homes, Inc. *	1,985	281,691
Liberty Media Corp-Liberty Braves Class A *	893	24,031
Liberty Media Corp-Liberty Braves Class C *	3,355	88,639
Liberty TripAdvisor Holdings, Inc. Class A *	5,048	15,598
Lindblad Expeditions Holdings, Inc. *	2,795	40,779
Lordstown Motors Corp. Class A *	722	5,762
Lovesac Co. *	1,159	76,598
Malibu Boats, Inc. Class A *	1,870	130,863
Marine Products Corp.	790	9,883
MarineMax, Inc. *	986	47,841
MasterCraft Boat Holdings, Inc. *	1,695	42,511
MDC Holdings, Inc.	1,441	67,323
MedAvail Holdings, Inc. *	1,023	2,987
Meritage Homes Corp. *	197	19,109
Meritor, Inc. *	5,237	111,600
Miller Industries, Inc.	47	1,600
Modine Manufacturing Co. *	574	6,503
Monarch Casino & Resort, Inc. *	955	63,975
Murphy USA, Inc.	2,191	366,467
National Vision Holdings, Inc. *	7,396	419,871
Nautilus, Inc. *	718	6,685
Neogames SA * (Israel)	512	18,801
Nikola Corp. *	20,389	217,551
Noodles & Co. *	3,637	42,917
Nu Skin Enterprises, Inc. Class A	2,015	81,547
ONE Group Hospitality, Inc. *	1,894	20,247
OneSpaWorld Holdings Ltd. * (Bahamas)	2,349	23,419
OneWater Marine, Inc. Class A	932	37,476
OptimizeRx Corp. *	1,550	132,602
Oxford Industries, Inc.	113	10,189
Papa John’s International, Inc.	2,996	380,462
Party City Holdco, Inc. *	10,068	71,483
PetMed Express, Inc.	1,551	41,675
PLBY Group, Inc. *	2,140	50,440
PriceSmart, Inc.	151	11,710
Purple Innovation, Inc. *	5,221	109,745
RCI Hospitality Holdings, Inc.	756	51,794
Red Robin Gourmet Burgers, Inc. *	1,396	32,192
Red Rock Resorts, Inc. Class A *	5,598	286,730
Regis Corp. *	1,881	6,546
Resideo Technologies, Inc. *	1,524	37,780
REV Group, Inc.	410	7,036
Rocky Brands, Inc.	24	1,143
Romeo Power, Inc. *	8,994	44,520
Rush Street Interactive, Inc. *	4,916	94,436
Ruth’s Hospitality Group, Inc. *	3,054	63,248
Sally Beauty Holdings, Inc. *	10,244	172,611
Scientific Games Corp. Class A *	8,720	724,370
SeaWorld Entertainment, Inc. *	2,572	142,283
Shake Shack, Inc. Class A *	3,389	265,901
Shift Technologies, Inc. *	1,060	7,356
Shoe Carnival, Inc.	1,442	46,750
Shyft Group, Inc.	3,131	119,009

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Signet Jewelers Ltd. (NYSE)	3,683	$290,810
Skyline Champion Corp. *	4,760	285,886
Sleep Number Corp. *	1,019	95,256
Snap One Holdings Corp. *	592	9,869
Sonos, Inc. *	10,903	352,821
Sportsman’s Warehouse Holdings, Inc. *	3,948	69,485
Steven Madden Ltd.	7,429	298,349
Sun Country Airlines Holdings, Inc. *	1,571	52,691
Superior Group of Cos., Inc.	233	5,427
Target Hospitality Corp. *	1,744	6,505
Taylor Morrison Home Corp. *	1,350	34,803
Tenneco, Inc. Class A *	5,664	80,825
Texas Roadhouse, Inc.	6,330	578,119
Titan International, Inc. *	785	5,621
Torrid Holdings, Inc. *	311	4,799
Traeger, Inc. *	669	14,002
Tri Pointe Homes, Inc. *	785	16,501
Urban Outfitters, Inc. *	4,388	130,280
Velodyne Lidar, Inc. *	6,838	40,481
Visteon Corp. *	2,521	237,957
Wabash National Corp.	405	6,128
Weber, Inc. Class A *	508	8,936
WESCO International, Inc. *	715	82,454
Wingstop, Inc.	2,706	443,595
Winmark Corp.	113	24,298
Winnebago Industries, Inc.	2,936	212,713
Wolverine World Wide, Inc.	7,389	220,488
Workhorse Group, Inc. *	986	7,543
XL Fleet Corp. *	427	2,630
XPEL, Inc. *	1,627	123,424
Xponential Fitness, Inc. Class A *	455	5,774

		19,166,434

Consumer, Non-Cyclical - 32.5%
22nd Century Group, Inc. *	14,549	43,065
2U, Inc. *	5,507	184,870
4D Molecular Therapeutics, Inc. *	191	5,151
9 Meters Biopharma, Inc. *	20,126	26,164
Absci Corp. *	739	8,595
ACADIA Pharmaceuticals, Inc. *	10,872	180,584
Accelerate Diagnostics, Inc. *	2,930	17,082
Accolade, Inc. *	4,566	192,548
Accuray, Inc. *	8,355	33,002
Aclaris Therapeutics, Inc. *	4,618	83,124
Acumen Pharmaceuticals, Inc. *	494	7,341
Acutus Medical, Inc. *	1,747	15,443
Adagio Therapeutics, Inc. *	1,110	46,886
Addus HomeCare Corp. *	597	47,611
Aerie Pharmaceuticals, Inc. *	3,859	43,993
Aerovate Therapeutics, Inc. *	519	10,889
Affimed NV * (Germany)	10,543	65,156
Agenus, Inc. *	18,852	98,973
Agiliti, Inc. *	2,138	40,708
Akebia Therapeutics, Inc. *	6,759	19,466
Akero Therapeutics, Inc. *	1,759	39,314
Akoya Biosciences, Inc. *	743	10,372
Alarm.com Holdings, Inc. *	4,294	335,748
Albireo Pharma, Inc. *	1,227	38,282
Aldeyra Therapeutics, Inc. *	4,465	39,203
Alector, Inc. *	5,301	120,969
Aligos Therapeutics, Inc. *	1,910	29,624
Alkermes PLC *	14,542	448,475
Allakos, Inc. *	3,167	335,290
Allogene Therapeutics, Inc. *	2,485	63,864
Allovir, Inc. *	2,682	67,211
Alpha Teknova, Inc. *	364	9,060
Alphatec Holdings, Inc. *	5,868	71,531
Alpine Immune Sciences, Inc. *	1,011	10,787
Alta Equipment Group, Inc. *	395	5,423
ALX Oncology Holdings, Inc. *	1,607	118,693

	Shares	Value
Amicus Therapeutics, Inc. *	23,860	$227,863
AMN Healthcare Services, Inc. *	4,292	492,507
Amneal Pharmaceuticals, Inc. *	9,159	48,909
Amphastar Pharmaceuticals, Inc. *	996	18,934
Ampio Pharmaceuticals, Inc. *	17,813	29,570
Anavex Life Sciences Corp. *	5,813	104,343
Andersons, Inc.	1,179	36,349
Angion Biomedica Corp. *	1,957	19,120
Antares Pharma, Inc. *	15,264	55,561
Apellis Pharmaceuticals, Inc. *	5,895	194,299
AppHarvest, Inc. *	6,320	41,206
Applied Molecular Transport, Inc. *	2,265	58,596
Applied Therapeutics, Inc. *	1,190	19,754
Apria, Inc. *	658	24,445
Apyx Medical Corp. *	2,768	38,337
AquaBounty Technologies, Inc. *	1,602	6,520
Arbutus Biopharma Corp. * (Canada)	675	2,896
Arcutis Biotherapeutics, Inc. *	247	5,901
Ardelyx, Inc. *	5,714	7,542
Arena Pharmaceuticals, Inc. *	530	31,561
Arlo Technologies, Inc. *	7,570	48,524
Arrowhead Pharmaceuticals, Inc. *	9,189	573,669
Arvinas, Inc. *	3,957	325,186
Asensus Surgical, Inc. *	6,507	12,038
ASGN, Inc. *	4,213	476,659
Aspira Women’s Health, Inc. *	6,484	21,073
Atara Biotherapeutics, Inc. *	623	11,152
Atea Pharmaceuticals, Inc. *	514	18,021
Athenex, Inc. *	4,519	13,602
Athersys, Inc. *	16,146	21,474
Atossa Therapeutics, Inc. *	762	2,484
AtriCure, Inc. *	4,060	282,373
Atrion Corp.	126	87,885
Avalo Therapeutics, Inc. *	4,443	9,686
Aveanna Healthcare Holdings, Inc. *	3,626	29,081
Avid Bioservices, Inc. *	5,172	111,560
Avidity Biosciences, Inc. *	583	14,359
Avita Medical, Inc. *	2,207	39,108
Axogen, Inc. *	3,469	54,810
Axonics, Inc. *	4,148	269,993
Axsome Therapeutics, Inc. *	2,525	83,224
Beam Therapeutics, Inc. *	4,519	393,198
Beauty Health Co. *	7,219	187,477
BellRing Brands, Inc. Class A *	2,375	73,031
Berkeley Lights, Inc. *	4,406	86,181
Beyondspring, Inc. *	2,061	32,481
BioAtla, Inc. *	1,405	41,363
BioCryst Pharmaceuticals, Inc. *	1,629	23,409
BioDelivery Sciences International, Inc. *	8,479	30,609
Biodesix, Inc. *	1,061	8,721
Biohaven Pharmaceutical Holding Co. Ltd. *	3,386	470,349
BioLife Solutions, Inc. *	2,211	93,570
Biomea Fusion, Inc. *	758	9,073
Bionano Genomics, Inc. *	25,575	140,662
Bioventus, Inc. Class A *	1,279	18,111
Bioxcel Therapeutics, Inc. *	1,563	47,437
Blueprint Medicines Corp. *	4,961	510,040
Bridgebio Pharma, Inc. *	6,556	307,280
Brink’s Co.	4,416	279,533
Brooklyn ImmunoTherapeutics, Inc. *	2,347	21,827
Butterfly Network, Inc. *	16,545	172,730
C4 Therapeutics, Inc. *	3,499	156,335
Cadiz, Inc. *	72	507
CAI International, Inc.	332	18,562
Calavo Growers, Inc.	1,582	60,496
Cardiovascular Systems, Inc. *	3,565	117,039
CareDx, Inc. *	4,589	290,805
Caribou Biosciences, Inc. *	1,007	24,037
Carriage Services, Inc.	277	12,351
Cass Information Systems, Inc.	234	9,793
Cassava Sciences, Inc. *	3,471	215,480

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Castle Biosciences, Inc. *	1,775	$118,037
CEL-SCI Corp. *	2,976	32,706
Celcuity, Inc. *	873	15,714
Celldex Therapeutics, Inc. *	3,272	176,655
Celsius Holdings, Inc. *	4,888	440,360
Central Garden & Pet Co. *	351	16,848
Central Garden & Pet Co. Class A *	1,416	60,888
Century Therapeutics, Inc. *	625	15,725
Cerevel Therapeutics Holdings, Inc. *	3,629	107,055
Cerus Corp. *	15,290	93,116
Chefs’ Warehouse, Inc. *	196	6,384
ChemoCentryx, Inc. *	346	5,917
Chimerix, Inc. *	4,630	28,660
ChromaDex Corp. *	4,171	26,152
Cimpress PLC * (Ireland)	1,533	133,110
ClearPoint Neuro, Inc. *	1,754	31,133
Clene, Inc. *	1,149	7,848
Clovis Oncology, Inc. *	10,271	45,809
Coca-Cola Consolidated, Inc.	427	168,315
Codex DNA, Inc. *	401	4,463
Codiak Biosciences, Inc. *	1,459	23,825
Cogent Biosciences, Inc. *	984	8,275
Coherus Biosciences, Inc. *	5,826	93,624
Collegium Pharmaceutical, Inc. *	3,209	63,346
Community Health Systems, Inc. *	9,752	114,098
CONMED Corp.	2,634	344,606
Corcept Therapeutics, Inc. *	8,774	172,672
CorMedix, Inc. *	401	1,865
Cortexyme, Inc. *	1,810	165,905
CorVel Corp. *	798	148,604
CRA International, Inc.	562	55,829
Crinetics Pharmaceuticals, Inc. *	2,912	61,298
Cross Country Healthcare, Inc. *	416	8,836
CryoLife, Inc. *	3,052	68,029
Cue Biopharma, Inc. *	2,790	40,650
Cullinan Oncology, Inc. *	148	3,340
Curis, Inc. *	6,829	53,471
Custom Truck One Source, Inc. *	1,351	12,605
Cutera, Inc. *	1,598	74,467
CVRx, Inc. *	604	9,990
Cyteir Therapeutics, Inc. *	437	7,669
Cytek Biosciences, Inc. *	1,183	25,328
Cytokinetics, Inc. *	6,675	238,564
CytomX Therapeutics, Inc. *	5,121	26,066
CytoSorbents Corp. *	3,789	30,767
Day One Biopharmaceuticals, Inc. *	577	13,692
Deciphera Pharmaceuticals, Inc. *	3,083	104,760
Denali Therapeutics, Inc. *	8,249	416,162
DermTech, Inc. *	2,197	70,546
Design Therapeutics, Inc. *	688	10,107
Dicerna Pharmaceuticals, Inc. *	6,314	127,290
Duckhorn Portfolio, Inc. *	1,252	28,658
Durect Corp. *	20,089	25,714
Dynavax Technologies Corp. *	9,779	187,855
Eagle Pharmaceuticals, Inc. *	498	27,778
Eargo, Inc. *	1,791	12,053
Edgewise Therapeutics, Inc. *	1,165	19,339
Editas Medicine, Inc. *	6,199	254,655
elf Beauty, Inc. *	4,369	126,919
Eliem Therapeutics, Inc. *	362	6,509
Enanta Pharmaceuticals, Inc. *	175	9,942
Ensign Group, Inc.	4,765	356,851
Epizyme, Inc. *	8,230	42,138
Erasca, Inc. *	1,085	23,024
Esperion Therapeutics, Inc. *	2,404	28,968
European Wax Center, Inc. Class A *	411	11,512
Evelo Biosciences, Inc. *	2,793	19,663
EVERTEC, Inc.	5,476	250,363
Evo Payments, Inc. Class A *	4,321	102,321
Evolus, Inc. *	3,058	23,302
Exagen, Inc. *	249	3,386

	Shares	Value
Fate Therapeutics, Inc. *	7,359	$436,168
FibroGen, Inc. *	7,154	73,114
Finch Therapeutics Group, Inc. *	83	1,079
First Advantage Corp. *	2,484	47,320
Flexion Therapeutics, Inc. *	4,406	26,877
Foghorn Therapeutics, Inc. *	262	3,650
Forrester Research, Inc. *	1,071	52,757
Forte Biosciences, Inc. *	1,002	2,966
Fortress Biotech, Inc. *	6,355	20,463
Franklin Covey Co. *	1,161	47,357
Fulgent Genetics, Inc. *	228	20,509
G1 Therapeutics, Inc. *	2,135	28,652
Gemini Therapeutics, Inc. SPAC *	299	1,208
Generation Bio Co. *	3,729	93,486
Glaukos Corp. *	4,076	196,341
Global Blood Therapeutics, Inc. *	5,443	138,688
Graphite Bio, Inc. *	855	14,013
Green Dot Corp. Class A *	480	24,158
Greenlane Holdings, Inc. Class A *	1,431	3,391
GreenSky, Inc. Class A *	6,531	73,017
Greenwich Lifesciences, Inc. *	360	14,065
GT Biopharma, Inc. *	1,654	11,148
Hackett Group, Inc.	2,032	39,868
Haemonetics Corp. *	3,124	220,523
Halozyme Therapeutics, Inc. *	12,782	519,972
Hanger, Inc. *	3,455	75,872
Harmony Biosciences Holdings, Inc. *	2,029	77,772
Harpoon Therapeutics, Inc. *	1,623	12,822
Harvard Bioscience, Inc. *	3,019	21,073
HealthEquity, Inc. *	7,428	481,037
Heidrick & Struggles International, Inc.	750	33,472
Helen of Troy Ltd. *	2,183	490,476
Herc Holdings, Inc. *	2,263	369,910
Heron Therapeutics, Inc. *	8,403	89,828
Heska Corp. *	887	229,325
HireQuest, Inc.	412	7,964
Honest Co., Inc. *	1,617	16,784
Hookipa Pharma, Inc. *	1,005	5,919
Humanigen, Inc. *	4,197	24,888
Huron Consulting Group, Inc. *	257	13,364
Icosavax, Inc. *	701	20,743
Ideaya Biosciences, Inc. *	711	18,123
IGM Biosciences, Inc. *	733	48,202
Imago Biosciences, Inc. *	509	10,195
Immuneering Corp. Class A *	439	11,655
ImmunityBio, Inc. *	657	6,399
ImmunoGen, Inc. *	9,745	55,254
Immunovant, Inc. *	2,336	20,300
Impel Neuropharma, Inc. *	300	3,654
Inari Medical, Inc. *	3,083	250,031
Infinity Pharmaceuticals, Inc. *	7,072	24,186
InfuSystem Holdings, Inc. *	1,699	22,138
Inhibrx, Inc. *	2,533	84,374
Innovage Holding Corp. *	1,693	11,191
Innoviva, Inc. *	474	7,921
Inogen, Inc. *	1,775	76,485
Inotiv, Inc. *	1,158	33,860
Insmed, Inc. *	10,428	287,187
Insperity, Inc.	3,293	364,667
Inspire Medical Systems, Inc. *	2,437	567,529
Instil Bio, Inc. *	704	12,584
Intellia Therapeutics, Inc. *	6,245	837,767
Inter Parfums, Inc.	1,634	122,174
Intercept Pharmaceuticals, Inc. *	2,556	37,957
Intersect ENT, Inc. *	3,024	82,253
Intra-Cellular Therapies, Inc. *	6,409	238,928
Invitae Corp. *	4,672	132,825
iRadimed Corp. *	572	19,213
iRhythm Technologies, Inc. *	2,677	156,765
Ironwood Pharmaceuticals, Inc. *	13,253	173,084
IVERIC bio, Inc. *	1,899	30,840

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
J&J Snack Foods Corp.	1,335	$204,015
Janux Therapeutics, Inc. *	697	15,076
John B Sanfilippo & Son, Inc.	532	43,475
Joint Corp. *	1,254	122,917
Kadmon Holdings, Inc. *	15,711	136,843
Kala Pharmaceuticals, Inc. *	2,850	7,467
Kaleido Biosciences, Inc. *	1,595	8,709
KalVista Pharmaceuticals, Inc. *	1,830	31,933
Karuna Therapeutics, Inc. *	2,013	246,250
Karyopharm Therapeutics, Inc. *	6,584	38,319
KemPharm, Inc. *	1,275	11,896
Keros Therapeutics, Inc. *	1,379	54,553
Kforce, Inc.	1,831	109,201
Kiniksa Pharmaceuticals Ltd. Class A *	1,170	13,326
Kinnate Biopharma, Inc. *	117	2,693
Kodiak Sciences, Inc. *	3,036	291,395
Krispy Kreme, Inc. *	1,400	19,600
Kronos Bio, Inc. *	406	8,510
Krystal Biotech, Inc. *	585	30,543
Kymera Therapeutics, Inc. *	3,111	182,740
Laird Superfood, Inc. *	382	7,289
Lancaster Colony Corp.	1,513	255,410
Landos Biopharma, Inc. *	434	6,336
Lantheus Holdings, Inc. *	875	22,470
LeMaitre Vascular, Inc.	1,712	90,890
Lexicon Pharmaceuticals, Inc. *	2,444	11,756
LHC Group, Inc. *	2,768	434,327
LifeStance Health Group, Inc. *	2,636	38,222
Ligand Pharmaceuticals, Inc. *	157	21,873
Limoneira Co.	466	7,535
LivaNova PLC *	3,904	309,158
Lyell Immunopharma, Inc. *	1,232	18,234
MacroGenics, Inc. *	5,014	104,993
Madrigal Pharmaceuticals, Inc. *	1,033	82,423
Magenta Therapeutics, Inc. *	2,354	17,137
MannKind Corp. *	2,336	10,162
Marathon Digital Holdings, Inc. *	507	16,011
Marinus Pharmaceuticals, Inc. *	3,365	38,294
MaxCyte, Inc. *	816	9,963
Medifast, Inc.	1,056	203,428
MEDNAX, Inc. *	3,683	104,708
Medpace Holdings, Inc. *	2,628	497,428
MEI Pharma, Inc. *	9,833	27,139
MeiraGTx Holdings PLC *	185	2,438
Meridian Bioscience, Inc. *	420	8,081
Merit Medical Systems, Inc. *	4,136	296,965
Mersana Therapeutics, Inc. *	4,622	43,585
MGP Ingredients, Inc.	1,080	70,308
MiMedx Group, Inc. *	6,702	40,614
Mind Medicine MindMed, Inc. * (Canada)	31,568	73,553
Mirum Pharmaceuticals, Inc. *	156	3,108
Misonix, Inc. *	600	15,180
Mission Produce, Inc. *	378	6,948
ModivCare, Inc. *	374	67,926
Molecular Templates, Inc. *	3,257	21,854
Monro, Inc.	1,866	107,314
Monte Rosa Therapeutics, Inc. *	606	13,502
Morphic Holding, Inc. *	1,880	106,483
Multiplan Corp. *	3,294	18,545
NanoString Technologies, Inc. *	3,786	181,766
Nathan’s Famous, Inc.	193	11,806
National Beverage Corp.	2,129	111,751
National Research Corp.	1,253	52,839
Neogen Corp. *	9,151	397,428
NeoGenomics, Inc. *	10,275	495,666
Neoleukin Therapeutics, Inc. *	738	5,336
Neuronetics, Inc. *	2,004	13,146
NeuroPace, Inc. *	660	10,461
Nevro Corp. *	3,136	364,968
NewAge, Inc. *	6,905	9,598
NexImmune, Inc. *	1,064	16,109

	Shares	Value
NGM Biopharmaceuticals, Inc. *	265	$5,570
Nurix Therapeutics, Inc. *	2,586	77,477
Nuvalent, Inc. Class A *	559	12,605
NuVasive, Inc. *	4,703	281,475
Nuvation Bio, Inc. *	5,088	50,575
Ocugen, Inc. *	16,739	120,186
Ocular Therapeutix, Inc. *	6,940	69,400
Olema Pharmaceuticals, Inc. *	1,057	29,131
Omega Therapeutics, Inc. *	379	7,144
Omeros Corp. *	5,483	75,611
Omnicell, Inc. *	3,899	578,729
Oncocyte Corp. *	4,116	14,653
Ontrak, Inc. *	893	8,966
Oramed Pharmaceuticals, Inc. * (Israel)	2,744	60,313
Organogenesis Holdings, Inc. *	3,374	48,046
ORIC Pharmaceuticals, Inc. *	405	8,469
Ortho Clinical Diagnostics Holdings PLC Class H *	10,038	185,502
OrthoPediatrics Corp. *	1,254	82,150
Outlook Therapeutics, Inc. *	8,320	18,054
Owens & Minor, Inc.	5,439	170,186
Oyster Point Pharma, Inc. *	56	664
Pacific Biosciences of California, Inc. *	8,062	205,984
Pacira BioSciences, Inc. *	3,968	222,208
Paratek Pharmaceuticals, Inc. *	4,348	21,131
Patterson Cos., Inc.	2,001	60,310
PAVmed, Inc. *	6,585	56,236
Paya Holdings, Inc. *	7,459	81,079
Pennant Group, Inc. *	2,329	65,422
Performance Food Group Co. *	12,532	582,237
Personalis, Inc. *	252	4,848
PetIQ, Inc. *	2,469	61,651
Phathom Pharmaceuticals, Inc. *	1,840	59,064
Phibro Animal Health Corp. Class A	1,892	40,754
Pliant Therapeutics, Inc. *	2,011	33,946
PMV Pharmaceuticals, Inc. *	2,374	70,745
Portage Biotech, Inc. * (Canada)	55	1,118
Praxis Precision Medicines, Inc. *	245	4,530
Precigen, Inc. *	7,541	37,630
Precision BioSciences, Inc. *	4,493	51,849
Prelude Therapeutics, Inc. *	988	30,875
Priority Technology Holdings, Inc. *	823	5,498
PROG Holdings, Inc.	949	39,867
Progyny, Inc. *	5,714	319,984
Prometheus Biosciences, Inc. *	133	3,153
Protagonist Therapeutics, Inc. *	4,050	71,766
Prothena Corp. PLC * (Ireland)	2,435	173,445
PTC Therapeutics, Inc. *	6,314	234,944
Pulmonx Corp. *	2,357	84,805
Pulse Biosciences, Inc. *	1,235	26,676
Puma Biotechnology, Inc. *	3,052	21,395
Quanterix Corp. *	2,800	139,412
Quotient Ltd. *	6,947	16,256
R1 RCM, Inc. *	10,816	238,060
Radius Health, Inc. *	4,279	53,102
RadNet, Inc. *	4,139	121,314
Rain Therapeutics, Inc. *	431	6,448
Rallybio Corp. *	375	6,593
Rapid Micro Biosystems, Inc. Class A *	411	7,591
RAPT Therapeutics, Inc. *	1,931	59,958
Reata Pharmaceuticals, Inc. Class A *	2,164	217,720
Recursion Pharmaceuticals, Inc. Class A *	1,713	39,416
REGENXBIO, Inc. *	1,877	78,684
Relay Therapeutics, Inc. *	4,842	152,668
Relmada Therapeutics, Inc. *	1,418	37,166
Reneo Pharmaceuticals, Inc. *	353	2,630
Rent-A-Center, Inc.	5,588	314,101
Repay Holdings Corp. *	3,472	79,960
Replimune Group, Inc. *	1,886	55,901
Retractable Technologies, Inc. *	1,558	17,185
Revance Therapeutics, Inc. *	6,379	177,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Revlon, Inc. Class A *	28	$283
REVOLUTION Medicines, Inc. *	741	20,385
Rigel Pharmaceuticals, Inc. *	15,537	56,399
Riot Blockchain, Inc. *	7,649	196,579
Rocket Pharmaceuticals, Inc. *	3,692	110,354
Rubius Therapeutics, Inc. *	4,179	74,721
RxSight, Inc. *	591	7,488
Sana Biotechnology, Inc. *	7,395	166,535
Sanderson Farms, Inc.	1,578	296,980
Sangamo Therapeutics, Inc. *	9,586	86,370
Scholar Rock Holding Corp. *	2,119	69,969
SeaSpine Holdings Corp. *	1,431	22,510
Seelos Therapeutics, Inc. *	8,893	21,432
Seer, Inc. *	1,447	49,965
Select Medical Holdings Corp.	10,034	362,930
Selecta Biosciences, Inc. *	863	3,590
Senseonics Holdings, Inc. *	39,132	132,657
Sera Prognostics, Inc. Class A *	196	2,178
Seres Therapeutics, Inc. *	6,152	42,818
Sesen Bio, Inc. *	17,909	14,205
Shattuck Labs, Inc. *	1,991	40,577
Shockwave Medical, Inc. *	3,058	629,581
ShotSpotter, Inc. *	777	28,259
SI-BONE, Inc. *	2,976	63,746
Sientra, Inc. *	4,597	26,341
SIGA Technologies, Inc. *	4,287	31,681
Sigilon Therapeutics, Inc. *	16	90
Silk Road Medical, Inc. *	3,073	169,107
Simply Good Foods Co. *	461	15,900
Singular Genomics Systems, Inc. *	619	6,927
SOC Telemed, Inc. *	4,411	9,969
Soliton, Inc. *	1,057	21,521
Sorrento Therapeutics, Inc. *	22,789	173,880
SP Plus Corp. *	2,121	65,051
Spectrum Pharmaceuticals, Inc. *	14,812	32,290
Spero Therapeutics, Inc. *	2,015	37,096
SpringWorks Therapeutics, Inc. *	2,649	168,053
Sprouts Farmers Market, Inc. *	4,622	107,092
STAAR Surgical Co. *	4,308	553,707
Stereotaxis, Inc. *	4,399	23,667
Stoke Therapeutics, Inc. *	1,739	44,240
Stride, Inc. *	199	7,152
Summit Therapeutics, Inc. *	2,396	12,004
Surgery Partners, Inc. *	2,880	121,939
Surmodics, Inc. *	1,219	67,776
Sutro Biopharma, Inc. *	281	5,308
Syndax Pharmaceuticals, Inc. *	974	18,613
Syros Pharmaceuticals, Inc. *	2,479	11,081
Tactile Systems Technology, Inc. *	1,742	77,432
Talaris Therapeutics, Inc. *	517	7,011
Tarsus Pharmaceuticals, Inc. *	597	12,865
Tattooed Chef, Inc. *	4,264	78,586
Taysha Gene Therapies, Inc. *	1,692	31,505
Tenaya Therapeutics, Inc. *	730	15,074
Tenet Healthcare Corp. *	1,151	76,472
Terns Pharmaceuticals, Inc. *	826	8,607
Textainer Group Holdings Ltd. * (China)	595	20,771
TG Therapeutics, Inc. *	11,621	386,747
TherapeuticsMD, Inc. *	35,401	26,246
Theravance Biopharma, Inc. *	5,013	37,096
Tivity Health, Inc. *	2,391	55,136
Transcat, Inc. *	644	41,525
TransMedics Group, Inc. *	2,353	77,861
Travere Therapeutics, Inc. *	336	8,148
Treace Medical Concepts, Inc. *	1,018	27,384
Trevena, Inc. *	4,939	6,075
Trillium Therapeutics, Inc. * (Canada)	1,329	23,337
TriNet Group, Inc. *	3,691	349,095
Turning Point Brands, Inc.	1,328	63,412
Turning Point Therapeutics, Inc. *	461	30,624
Twist Bioscience Corp. *	4,280	457,832

	Shares	Value
United Natural Foods, Inc. *	322	$15,591
UroGen Pharma Ltd. *	1,327	22,320
US Physical Therapy, Inc.	1,156	127,854
USANA Health Sciences, Inc. *	1,127	103,909
Utah Medical Products, Inc.	24	2,228
Utz Brands, Inc.	5,194	88,973
Vapotherm, Inc. *	2,065	45,988
Varex Imaging Corp. *	486	13,705
Vaxart, Inc. *	9,849	78,300
Vaxcyte, Inc. *	1,018	25,827
VBI Vaccines, Inc. *	14,561	45,285
Vector Group Ltd.	1,917	24,442
Vera Therapeutics, Inc. *	365	6,333
Verastem, Inc. *	15,885	48,926
Vericel Corp. *	4,215	205,692
Verrica Pharmaceuticals, Inc. *	1,214	15,175
Veru, Inc. *	4,169	35,562
Verve Therapeutics, Inc. *	832	39,104
Viad Corp. *	1,845	83,781
Viemed Healthcare, Inc. *	504	2,797
ViewRay, Inc. *	12,573	90,651
Vincerx Pharma, Inc. *	1,170	18,919
Vir Biotechnology, Inc. *	5,447	237,053
Viracta Therapeutics, Inc. *	701	5,622
VistaGen Therapeutics, Inc. *	14,679	40,220
Vital Farms, Inc. *	2,216	38,935
Vivint Smart Home, Inc. *	2,285	21,593
Vor BioPharma, Inc. *	182	2,854
WaVe Life Sciences Ltd. *	3,563	17,459
WD-40 Co.	1,239	286,804
Werewolf Therapeutics, Inc. *	422	7,242
Willdan Group, Inc. *	806	28,686
WW International, Inc. *	1,486	27,119
Xencor, Inc. *	5,133	167,644
XOMA Corp. *	50	1,238
Y-mAbs Therapeutics, Inc. *	3,170	90,472
Zentalis Pharmaceuticals, Inc. *	3,250	216,580
Zevia PBC Class A *	650	7,482
ZIOPHARM Oncology, Inc. *	19,309	35,142
Zynex, Inc. *	1,715	19,534

		45,683,812

Energy - 2.2%
Advent Technologies Holdings, Inc. *	1,082	9,413
Antero Resources Corp. *	3,122	58,725
Arch Resources, Inc. *	263	24,393
Array Technologies, Inc. *	2,716	50,300
Beam Global *	670	18,338
Callon Petroleum Co. *	3,141	154,160
Centennial Resource Development, Inc. Class A *	2,171	14,546
ChampionX Corp. *	3,358	75,085
Contango Oil & Gas Co. *	13,346	60,991
Denbury, Inc. *	4,575	321,394
DMC Global, Inc. *	1,687	62,267
Earthstone Energy, Inc. Class A *	377	3,468
Eos Energy Enterprises, Inc. *	3,892	54,605
Extraction Oil & Gas, Inc. *	565	31,894
Falcon Minerals Corp.	2,868	13,480
Frank’s International NV *	2,184	6,421
FuelCell Energy, Inc. *	22,734	152,091
Kosmos Energy Ltd. * (Ghana)	36,967	109,422
Laredo Petroleum, Inc. *	309	25,051
Liberty Oilfield Services, Inc. Class A *	2,869	34,801
Magnolia Oil & Gas Corp. Class A	12,608	224,296
Matador Resources Co.	10,050	382,302
NexTier Oilfield Solutions, Inc. *	1,763	8,110
Oasis Petroleum, Inc.	1,552	154,300
Ovintiv, Inc.	1,323	43,500
Par Pacific Holdings, Inc. *	3,435	53,998

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Riley Exploration Permian, Inc.	27	$634
Solaris Oilfield Infrastructure, Inc. Class A	856	7,139
Southwestern Energy Co. *	61,507	340,749
Stem, Inc. *	4,394	104,973
Sunnova Energy International, Inc. *	1,162	38,276
SunPower Corp. *	5,770	130,864
Talos Energy, Inc. *	546	7,518
Tellurian, Inc. *	32,619	127,540
TETRA Technologies, Inc. *	8,526	26,601
TPI Composites, Inc. *	3,272	110,430
Vine Energy, Inc. Class A *	2,297	37,832
Warrior Met Coal, Inc.	484	11,263

		3,091,170

Financial - 7.5%
Alexander’s, Inc. REIT	203	52,906
Altabancorp	97	4,283
Altus Midstream Co. Class A	31	2,140
American Finance Trust, Inc. REIT	812	6,528
Artisan Partners Asset Management, Inc. Class A	5,317	260,108
Atlanticus Holdings Corp. *	478	25,363
Axos Financial, Inc. *	485	24,997
Blucora, Inc. *	1,657	25,833
Blue Foundry Bancorp *	152	2,096
Bridgewater Bancshares, Inc. *	472	8,265
Brightsphere Investment Group, Inc.	5,254	137,287
BRP Group, Inc. Class A *	4,228	140,750
Cadence Bancorp	3,965	87,071
CatchMark Timber Trust, Inc. Class A REIT	3,240	38,459
Clipper Realty, Inc. REIT	1,096	8,878
Coastal Financial Corp. *	603	19,212
Cohen & Steers, Inc.	2,249	188,399
Columbia Financial, Inc. *	1,321	24,438
Community Healthcare Trust, Inc. REIT	1,373	62,046
CrossFirst Bankshares, Inc. *	2,118	27,534
Curo Group Holdings Corp.	1,931	33,464
Cushman & Wakefield PLC *	12,609	234,653
Customers Bancorp, Inc. *	204	8,776
Eastern Bankshares, Inc.	3,313	67,254
EastGroup Properties, Inc. REIT	3,593	598,702
eHealth, Inc. *	645	26,122
eXp World Holdings, Inc.	5,689	226,252
Fathom Holdings, Inc. *	447	11,935
FB Financial Corp.	271	11,620
First Financial Bankshares, Inc.	10,955	503,382
Five Star Bancorp	206	4,932
Flywire Corp. *	913	40,026
Focus Financial Partners, Inc. Class A *	5,404	283,007
GAMCO Investors, Inc. Class A	449	11,845
GCM Grosvenor, Inc. Class A	3,475	40,032
Glacier Bancorp, Inc.	1,105	61,162
Gladstone Commercial Corp. REIT	1,004	21,114
Gladstone Land Corp. REIT	1,556	35,430
Goosehead Insurance, Inc. Class A	250	38,072
Great Western Bancorp, Inc.	106	3,470
Greenhill & Co., Inc.	1,366	19,971
Hamilton Lane, Inc. Class A	3,088	261,924
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	406	21,713
Heritage Insurance Holdings, Inc.	128	872
Hingham Institution for Savings	9	3,030
Houlihan Lokey, Inc.	4,033	371,439
I3 Verticals, Inc. Class A *	1,954	47,306
Indus Realty Trust, Inc. REIT	310	21,731
Innovative Industrial Properties, Inc. REIT	1,121	259,142
International Money Express, Inc. *	2,922	48,797
Investors Bancorp, Inc.	7,587	114,640
Investors Title Co.	19	3,469
James River Group Holdings Ltd.	461	17,394

	Shares	Value
Kearny Financial Corp.	2,097	$26,066
Kinsale Capital Group, Inc.	1,951	315,477
Lakeland Financial Corp.	149	10,615
LendingTree, Inc. *	1,055	147,521
Live Oak Bancshares, Inc.	2,860	181,982
Luther Burbank Corp.	210	2,816
Marcus & Millichap, Inc. *	207	8,408
McGrath Rentcorp	1,511	108,716
Meta Financial Group, Inc.	832	43,663
Metrocity Bankshares, Inc.	444	9,311
Metropolitan Bank Holding Corp. *	47	3,962
Moelis & Co. Class A	3,027	187,280
Monmouth Real Estate Investment Corp. REIT	1,338	24,954
National Storage Affiliates Trust REIT	7,356	388,323
Newmark Group, Inc. Class A	13,540	193,757
NexPoint Residential Trust, Inc. REIT	388	24,009
NMI Holdings, Inc. Class A *	454	10,265
Origin Bancorp, Inc.	376	15,924
Outfront Media, Inc. REIT	2,643	66,604
Pacific Premier Bancorp, Inc.	913	37,835
Palomar Holdings, Inc. *	2,229	180,170
PennyMac Mortgage Investment Trust REIT	1,708	33,630
Phillips Edison & Co., Inc. REIT	220	6,756
PJT Partners, Inc. Class A	1,835	145,167
PS Business Parks, Inc. REIT	1,538	241,066
Pzena Investment Management, Inc. Class A	1,671	16,443
Rafael Holdings, Inc. Class B *	901	27,688
RBB Bancorp	165	4,160
Redfin Corp. *	9,226	462,223
Regional Management Corp.	292	16,989
RLI Corp.	3,356	336,506
RMR Group, Inc. Class A	139	4,650
Ryman Hospitality Properties, Inc. REIT *	4,485	375,394
Safehold, Inc. REIT	1,086	78,073
Saul Centers, Inc. REIT	1,013	44,633
Selectquote, Inc. *	12,170	157,358
ServisFirst Bancshares, Inc.	3,765	292,917
Silvergate Capital Corp. Class A *	2,215	255,832
Southern First Bancshares, Inc. *	225	12,037
St Joe Co.	3,017	127,016
StepStone Group, Inc. Class A	3,659	156,020
Stock Yards Bancorp, Inc.	396	23,225
StoneX Group, Inc. *	141	9,292
Tanger Factory Outlet Centers, Inc. REIT	2,602	42,413
Texas Capital Bancshares, Inc. *	1,737	104,255
Triumph Bancorp, Inc. *	1,992	199,459
Trupanion, Inc. *	3,463	268,971
UMH Properties, Inc. REIT	3,353	76,784
Universal Health Realty Income Trust REIT	1,089	60,189
Veritex Holdings, Inc.	612	24,088
Virtus Investment Partners, Inc.	659	204,501
Walker & Dunlop, Inc.	269	30,531
Waterstone Financial, Inc.	171	3,504
West BanCorp, Inc.	312	9,369
WisdomTree Investments, Inc.	9,224	52,300

		10,490,368

Industrial - 12.6%
908 Devices, Inc. *	1,169	38,016
AAON, Inc.	3,797	248,096
Advanced Energy Industries, Inc.	3,497	306,862
Aerojet Rocketdyne Holdings, Inc.	5,410	235,605
AeroVironment, Inc. *	2,039	176,006
AgEagle Aerial Systems, Inc. *	3,785	11,393
Akoustis Technologies, Inc. *	3,962	38,431
Alamo Group, Inc.	793	110,647
Albany International Corp. Class A	557	42,817
Allied Motion Technologies, Inc.	968	30,279
AMMO, Inc. *	7,799	47,964
Applied Industrial Technologies, Inc.	3,527	317,888

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Atkore, Inc. *	4,181	$363,412
Atlas Technical Consultants, Inc. *	314	3,193
Babcock & Wilcox Enterprises, Inc. *	1,515	9,711
Badger Meter, Inc.	2,651	268,122
Blink Charging Co. *	3,308	94,642
Bloom Energy Corp. Class A *	12,636	236,546
Boise Cascade Co.	764	41,241
Byrna Technologies, Inc. *	1,667	36,441
Cactus, Inc. Class A	4,944	186,488
Casella Waste Systems, Inc. Class A *	4,088	310,443
Chart Industries, Inc. *	1,988	379,927
Chase Corp.	163	16,650
CIRCOR International, Inc. *	1,682	55,523
Comfort Systems USA, Inc.	3,233	230,578
Construction Partners, Inc. Class A *	2,648	88,364
Cornerstone Building Brands, Inc. *	4,976	72,699
Covanta Holding Corp.	10,883	218,966
CryoPort, Inc. *	3,675	244,424
CSW Industrials, Inc.	1,341	171,246
Daseke, Inc. *	3,675	33,847
Dorian LPG Ltd.	475	5,895
Dycom Industries, Inc. *	2,210	157,440
Eastman Kodak Co. *	3,842	26,164
Echo Global Logistics, Inc. *	790	37,691
EMCOR Group, Inc.	474	54,690
Energizer Holdings, Inc.	6,226	243,125
Energy Recovery, Inc. *	3,812	72,542
Enerpac Tool Group Corp.	5,498	113,974
EnerSys	435	32,381
ESCO Technologies, Inc.	205	15,785
Exponent, Inc.	4,700	531,805
Fabrinet * (Thailand)	2,882	295,434
FARO Technologies, Inc. *	813	53,503
Federal Signal Corp.	5,453	210,595
Fluidigm Corp. *	602	3,967
Forterra, Inc. *	2,662	62,717
Forward Air Corp.	2,469	204,976
Franklin Electric Co., Inc.	4,192	334,731
Gibraltar Industries, Inc. *	854	59,481
GoPro, Inc. Class A *	11,496	107,603
Gorman-Rupp Co.	343	12,283
GrafTech International Ltd.	16,329	168,515
Greif, Inc. Class A	366	23,644
Greif, Inc. Class B	65	4,212
Harsco Corp. *	2,958	50,138
Helios Technologies, Inc.	2,931	240,664
Heritage-Crystal Clean, Inc. *	560	16,229
Hillenbrand, Inc.	3,653	155,800
Hydrofarm Holdings Group, Inc. *	3,527	133,497
Ichor Holdings Ltd. *	1,654	67,963
Identiv, Inc. *	1,795	33,818
IES Holdings, Inc. *	777	35,501
II-VI, Inc. *	8,819	523,496
Infrastructure and Energy Alternatives, Inc. *	1,011	11,556
Insteel Industries, Inc.	145	5,517
Iteris, Inc. *	4,047	21,368
Itron, Inc. *	3,371	254,949
JELD-WEN Holding, Inc. *	3,053	76,417
John Bean Technologies Corp.	2,844	399,724
Kadant, Inc.	1,043	212,876
Karat Packaging, Inc. *	425	8,938
Kimball Electronics, Inc. *	104	2,680
Kratos Defense & Security Solutions, Inc. *	2,535	56,556
Latham Group, Inc. *	2,088	34,243
Lawson Products, Inc. *	417	20,854
Lindsay Corp.	894	135,700
Luna Innovations, Inc. *	2,822	26,809
Luxfer Holdings PLC (United Kingdom)	1,079	21,181
Lydall, Inc. *	710	44,084
Masonite International Corp. *	2,191	232,531
Materion Corp.	719	49,352

	Shares	Value
Meta Materials, Inc. *	19,808	$114,490
MicroVision, Inc. *	14,908	164,733
Montrose Environmental Group, Inc. *	2,113	130,457
Mueller Industries, Inc.	1,982	81,460
Mueller Water Products, Inc. Class A	955	14,535
Myers Industries, Inc.	1,512	29,590
MYR Group, Inc. *	1,120	111,440
Napco Security Technologies, Inc. *	1,321	56,909
nLight, Inc. *	3,840	108,250
Novanta, Inc. *	3,201	494,554
NV5 Global, Inc. *	309	30,458
NVE Corp.	410	26,228
O-I Glass, Inc. *	14,336	204,575
Omega Flex, Inc.	284	40,524
OSI Systems, Inc. *	161	15,263
PAM Transportation Services, Inc. *	51	2,294
Patrick Industries, Inc.	2,072	172,598
PGT Innovations, Inc. *	2,522	48,170
Plexus Corp. *	2,256	201,709
Proto Labs, Inc. *	409	27,239
Pure Cycle Corp. *	1,500	19,965
PureCycle Technologies, Inc. *	3,022	40,132
Ranpak Holdings Corp. *	581	15,582
Raven Industries, Inc. *	3,234	186,311
RBC Bearings, Inc. *	319	67,692
Rexnord Corp.	5,795	372,561
Ryerson Holding Corp.	918	20,444
Saia, Inc. *	2,403	571,986
Sharps Compliance Corp. *	1,268	10,486
Sight Sciences, Inc. *	831	18,864
Simpson Manufacturing Co., Inc.	3,941	421,569
Smith & Wesson Brands, Inc.	4,351	90,327
SPX Corp. *	3,307	176,759
SPX FLOW, Inc.	316	23,100
Sterling Construction Co., Inc. *	484	10,972
Stoneridge, Inc. *	340	6,933
Sturm Ruger & Co., Inc.	1,448	106,833
Tennant Co.	1,680	124,236
Terex Corp.	6,217	261,736
Tetra Tech, Inc.	4,878	728,480
Tredegar Corp.	1,964	23,921
Trinseo SA	3,543	191,251
Turtle Beach Corp. *	1,141	31,743
UFP Industries, Inc.	4,935	335,481
UFP Technologies, Inc. *	36	2,217
Universal Logistics Holdings, Inc.	624	12,530
US Ecology, Inc. *	329	10,643
Vicor Corp. *	1,910	256,246
Vishay Intertechnology, Inc.	1,762	35,399
Watts Water Technologies, Inc. Class A	1,385	232,805
Welbilt, Inc. *	11,862	275,673
Werner Enterprises, Inc.	635	28,111
Willis Lease Finance Corp. *	30	1,116
WillScot Mobile Mini Holdings Corp. *	18,948	601,031
Xometry, Inc. Class A *	573	33,045
Yellow Corp. *	385	2,175

		17,795,892

Technology - 18.6%
1Life Healthcare, Inc. *	10,578	214,204
3D Systems Corp. *	10,089	278,154
8x8, Inc. *	10,073	235,607
ACI Worldwide, Inc. *	10,711	329,149
Agilysys, Inc. *	1,593	83,409
Alignment Healthcare, Inc. *	2,415	38,592
Alkami Technology, Inc. *	617	15,228
Alpha & Omega Semiconductor Ltd. *	1,559	48,906
Altair Engineering, Inc. Class A *	4,190	288,859
Ambarella, Inc. *	3,168	493,384
American Software, Inc. Class A	2,238	53,152

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Amkor Technology, Inc.	1,911	$47,679
Apollo Medical Holdings, Inc. *	3,417	311,118
Appfolio, Inc. Class A *	1,702	204,921
Appian Corp. *	3,567	329,983
Asana, Inc. Class A *	6,161	639,758
Atomera, Inc. *	1,844	42,578
Avaya Holdings Corp. *	7,530	149,019
Avid Technology, Inc. *	3,290	95,147
Axcelis Technologies, Inc. *	3,023	142,172
Bandwidth, Inc. Class A *	2,093	188,956
Benefitfocus, Inc. *	1,675	18,592
BigCommerce Holdings, Inc. *	4,382	221,904
Blackbaud, Inc. *	4,401	309,610
Blackline, Inc. *	4,869	574,834
Bottomline Technologies DE, Inc. *	706	27,732
Box, Inc. Class A *	12,941	306,313
Brightcove, Inc. *	3,706	42,767
BTRS Holdings, Inc. *	5,875	62,510
Cantaloupe, Inc. *	5,324	57,393
Cardlytics, Inc. *	2,898	243,258
Cerence, Inc. *	3,434	330,042
CEVA, Inc. *	2,052	87,559
Cloudera, Inc. *	12,828	204,863
CMC Materials, Inc.	2,655	327,176
Cohu, Inc. *	3,784	120,861
CommVault Systems, Inc. *	4,158	313,139
Convey Holding Parent, Inc. *	766	6,434
Cornerstone OnDemand, Inc. *	5,723	327,699
Corsair Gaming, Inc. *	2,571	66,666
CS Disco, Inc. *	312	14,957
CSG Systems International, Inc.	1,404	67,673
CTS Corp.	681	21,050
Desktop Metal, Inc. Class A *	10,824	77,608
Diebold Nixdorf, Inc. *	6,960	70,366
Digimarc Corp. *	1,175	40,467
Digital Turbine, Inc. *	8,234	566,087
DigitalOcean Holdings, Inc. *	4,241	329,229
Diodes, Inc. *	3,060	277,205
Domo, Inc. Class B *	2,502	211,269
Donnelley Financial Solutions, Inc. *	201	6,959
eGain Corp. *	849	8,660
EMCORE Corp. *	544	4,069
Envestnet, Inc. *	4,407	353,618
EverCommerce, Inc. *	1,149	18,947
Evolent Health, Inc. Class A *	1,434	44,454
ExlService Holdings, Inc. *	2,999	369,237
ExOne Co. *	100	2,338
Forian, Inc. *	1,641	16,935
FormFactor, Inc. *	6,179	230,662
GreenBox POS *	1,712	14,192
Grid Dynamics Holdings, Inc. *	3,812	111,387
Health Catalyst, Inc. *	4,549	227,495
IBEX Holdings Ltd. *	582	9,894
iCAD, Inc. *	1,945	20,909
Impinj, Inc. *	1,696	96,892
Inovalon Holdings, Inc. Class A *	6,855	276,188
Inseego Corp. *	1,601	10,663
Insight Enterprises, Inc. *	1,166	105,033
Instructure Holdings, Inc. *	200	4,518
Intapp, Inc. *	692	17,826
Integral Ad Science Holding Corp. *	704	14,524
Intelligent Systems Corp. *	642	26,072
j2 Global, Inc. *	3,942	538,556
JFrog Ltd. * (Israel)	4,791	160,498
Kaltura, Inc. *	820	8,438
KBR, Inc.	11,235	442,659
Kulicke & Soffa Industries, Inc. (Singapore)	5,553	323,629
Lattice Semiconductor Corp. *	12,308	795,712
LivePerson, Inc. *	5,880	346,626
MACOM Technology Solutions Holdings, Inc. Class H *	4,438	287,893

	Shares	Value
MAXIMUS, Inc.	5,603	$466,170
MaxLinear, Inc. *	6,438	317,071
MeridianLink, Inc. *	867	19,386
MicroStrategy, Inc. Class A *	712	411,821
Mitek Systems, Inc. *	3,930	72,705
Model N, Inc. *	2,953	98,925
Momentive Global, Inc. *	11,800	231,280
NantHealth, Inc. *	1,346	2,167
ON24, Inc. *	1,599	31,884
OneSpan, Inc. *	3,198	60,058
Onto Innovation, Inc. *	1,397	100,933
Ouster, Inc. *	2,560	18,739
Outbrain, Inc. *	336	4,973
Outset Medical, Inc. *	4,145	204,929
PAE, Inc. *	6,624	39,612
PagerDuty, Inc. *	7,323	303,319
PAR Technology Corp. *	2,213	136,122
Phreesia, Inc. *	4,432	273,454
Pitney Bowes, Inc.	2,507	18,075
PlayAGS, Inc. *	2,515	19,818
Porch Group, Inc. *	6,983	123,459
Power Integrations, Inc.	5,475	541,970
PowerSchool Holdings, Inc. Class A *	717	17,645
Privia Health Group, Inc. *	1,814	42,738
Progress Software Corp.	4,029	198,187
PROS Holdings, Inc. *	3,643	129,254
QAD, Inc. Class A	967	84,506
Qualys, Inc. *	3,092	344,109
Rackspace Technology, Inc. *	3,622	51,505
Rapid7, Inc. *	5,045	570,186
Rekor Systems, Inc. *	1,909	21,934
Rimini Street, Inc. *	4,038	38,967
SailPoint Technologies Holdings, Inc. *	8,306	356,161
Sapiens International Corp. (Israel)	2,834	81,563
Schrodinger, Inc. *	4,112	224,844
Semtech Corp. *	5,864	457,216
Silicon Laboratories, Inc. *	4,031	564,985
Simulations Plus, Inc.	1,390	54,905
SiTime Corp. *	1,180	240,921
SkyWater Technology, Inc. *	683	18,578
SMART Global Holdings, Inc. *	1,651	73,469
Sprout Social, Inc. Class A *	4,055	494,507
SPS Commerce, Inc. *	3,270	527,484
Sumo Logic, Inc. *	7,791	125,591
Synaptics, Inc. *	3,223	579,270
Tabula Rasa HealthCare, Inc. *	2,035	53,337
Telos Corp. *	3,617	102,795
Tenable Holdings, Inc. *	8,229	379,686
TTEC Holdings, Inc.	1,715	160,404
Ultra Clean Holdings, Inc. *	4,035	171,891
Unisys Corp. *	4,684	117,756
Upland Software, Inc. *	2,647	88,516
Varonis Systems, Inc. *	9,603	584,343
Veritone, Inc. *	2,598	62,066
Verra Mobility Corp. *	12,229	184,291
Viant Technology, Inc. Class A *	1,067	13,039
Vocera Communications, Inc. *	3,134	143,412
Vuzix Corp. *	5,332	55,773
Workiva, Inc. *	3,886	547,771
Yext, Inc. *	10,127	121,828
Zuora, Inc. Class A *	10,120	167,790

		26,200,814

Utilities - 0.6%
Ameresco, Inc. Class A *	2,794	163,254
American States Water Co.	1,721	147,180
Clearway Energy, Inc. Class A	877	24,731
Clearway Energy, Inc. Class C	1,816	54,970
Evoqua Water Technologies Corp. *	10,491	394,042
FTC Solar, Inc. *	1,641	12,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Global Water Resources, Inc.	1,125	$21,060
Middlesex Water Co.	576	59,201
Via Renewables, Inc.	1,124	11,454
York Water Co.	709	30,969

		919,644

Total Common Stocks (Cost $128,701,115)		135,401,550

EXCHANGE-TRADED FUND - 2.7%
iShares Russell 2000 Growth	13,164	3,864,819

Total Exchange-Traded Fund (Cost $3,875,516)		3,864,819

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%
Repurchase Agreement - 1.0%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,386,409; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $1,414,171)	$1,386,409	1,386,409

Total Short-Term Investment (Cost $1,386,409)		1,386,409

TOTAL INVESTMENTS - 99.9% (Cost $133,963,108)		140,655,086

DERIVATIVES - (0.0%)		(16,246)

OTHER ASSETS & LIABILITIES, NET - 0.1%		101,925

NET ASSETS - 100.0%		$140,740,765

Notes to Schedule of Investments

(a)

Investments with a total aggregate value of $2,308 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/21	126	$1,402,750	$1,386,504	($16,246)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$2,308	$-	$-	$2,308
	Common Stocks	135,401,550	135,401,550	-	-
	Exchange-Traded Fund	3,864,819	3,864,819	-	-
	Short-Term Investment	1,386,409	-	1,386,409	-

	Total Assets	140,655,086	139,266,369	1,386,409	2,308

Liabilities	Derivatives:
	Equity Contracts
	Futures	(16,246)	(16,246)	-	-

	Total Liabilities	(16,246)	(16,246)	-	-

	Total	$140,638,840	$139,250,123	$1,386,409	$2,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Aduro Biotechnologies, Inc. - Contingent Value Rights * Ω ±	123	$369

Total Rights (Cost $0)		369

COMMON STOCKS - 98.0%
Basic Materials - 3.3%
AdvanSix, Inc. *	3,999	158,960
Allegheny Technologies, Inc. *	7,012	116,610
American Vanguard Corp.	3,030	45,602
Amyris, Inc. *	21,647	297,213
Arconic Corp. *	15,701	495,210
Carpenter Technology Corp.	6,687	218,932
Century Aluminum Co. *	7,226	97,190
Clearwater Paper Corp. *	2,322	89,002
Coeur Mining, Inc. *	11,283	69,616
Commercial Metals Co.	17,137	521,993
Constellium SE *	17,849	335,204
Domtar Corp. *	7,000	381,780
Ecovyst, Inc.	7,719	90,004
Energy Fuels, Inc. *	2,845	19,972
Ferro Corp. *	1,936	39,378
Gatos Silver, Inc. *	1,017	11,828
GCP Applied Technologies, Inc. *	7,173	157,232
Glatfelter Corp.	6,036	85,108
Hawkins, Inc.	912	31,811
HB Fuller Co.	6,097	393,622
Hecla Mining Co.	53,375	293,562
Innospec, Inc.	2,489	209,624
Intrepid Potash, Inc. *	1,743	53,859
Kaiser Aluminum Corp.	1,929	210,184
Koppers Holdings, Inc. *	2,859	89,372
Kraton Corp. *	4,550	207,662
Kronos Worldwide, Inc.	2,744	34,053
Minerals Technologies, Inc.	4,880	340,819
Neenah, Inc.	2,508	116,898
Oil-Dri Corp. of America	748	26,180
PolyMet Mining Corp. * (Canada)	2,589	7,896
Rayonier Advanced Materials, Inc. *	8,605	64,537
Rogers Corp. *	316	58,928
Schnitzer Steel Industries, Inc. Class A	3,515	153,992
Schweitzer-Mauduit International, Inc.	4,562	158,119
Sensient Technologies Corp.	2,867	261,126
Stepan Co.	2,818	318,265
Tronox Holdings PLC Class A	16,548	407,908
United States Lime & Minerals, Inc.	277	33,462
Ur-Energy, Inc. *	1,701	2,926
Valhi, Inc.	299	6,976
Verso Corp. Class A	4,167	86,465
Zymergen, Inc. *	2,108	27,762

		6,826,842

Communications - 3.2%
1stdibs.com, Inc. *	169	2,096
A10 Networks, Inc. *	1,453	19,586
ADTRAN, Inc.	6,622	124,229
Advantage Solutions, Inc. *	10,635	91,993
AMC Networks, Inc. Class A *	1,993	92,854
Anterix, Inc. *	1,111	67,438
ATN International, Inc.	1,519	71,165
Aviat Networks, Inc. *	893	29,344

	Shares	Value
Boston Omaha Corp. Class A *	2,453	$95,127
Bright Health Group, Inc. *	3,433	28,013
Calix, Inc. *	1,352	66,829
Cars.com, Inc. *	8,218	103,958
ChannelAdvisor Corp. *	1,216	30,680
Clear Channel Outdoor Holdings, Inc. *	48,628	131,782
comScore, Inc. *	9,795	38,200
Consolidated Communications Holdings, Inc. *	10,740	98,701
Couchbase, Inc. *	326	10,142
CuriosityStream, Inc. *	2,966	31,262
DZS, Inc. *	1,437	17,618
EchoStar Corp. Class A *	5,541	141,351
Entercom Communications Corp. *	17,915	65,927
Entravision Communications Corp. Class A	8,649	61,408
ePlus, Inc. *	1,840	188,802
EW Scripps Co. Class A	8,319	150,241
Fluent, Inc. *	5,941	13,486
Gannett Co., Inc. *	19,797	132,244
Globalstar, Inc. *	10,599	17,700
Gogo, Inc. *	7,736	133,833
Gray Television, Inc.	12,208	278,587
Groupon, Inc. *	520	11,861
Harmonic, Inc. *	10,860	95,025
HealthStream, Inc. *	3,768	107,689
Hemisphere Media Group, Inc. *	2,281	27,783
Houghton Mifflin Harcourt Co. *	1,058	14,209
IDT Corp. Class B *	703	29,491
iHeartMedia, Inc. Class A *	8,793	220,001
INNOVATE Corp. *	6,513	26,703
InterDigital, Inc.	2,694	182,707
Iridium Communications, Inc. *	4,037	160,874
KVH Industries, Inc. *	2,153	20,733
Lands’ End, Inc. *	2,005	47,198
Liberty Latin America Ltd. Class A * (Chile)	5,780	75,602
Liberty Latin America Ltd. Class C * (Chile)	22,610	296,643
Limelight Networks, Inc. *	17,125	40,757
Maxar Technologies, Inc.	10,237	289,912
MediaAlpha, Inc. Class A *	213	3,979
Meredith Corp. *	2,228	124,100
National CineMedia, Inc.	7,660	27,270
NeoPhotonics Corp. *	7,150	62,276
NETGEAR, Inc. *	4,420	141,042
Ooma, Inc. *	1,266	23,560
Plantronics, Inc. *	3,665	94,227
Preformed Line Products Co.	413	26,862
Revolve Group, Inc. *	1,966	121,440
Ribbon Communications, Inc. *	10,672	63,819
Scholastic Corp.	3,944	140,604
Shenandoah Telecommunications Co.	4,640	146,531
Sinclair Broadcast Group, Inc. Class A	5,740	181,843
Stagwell, Inc. *	7,888	60,501
Stamps.com, Inc. *	822	271,087
TEGNA, Inc.	31,537	621,910
Telephone & Data Systems, Inc.	14,551	283,744
Thryv Holdings, Inc. *	193	5,798
TrueCar, Inc. *	13,178	54,820
United States Cellular Corp. *	2,134	68,053
Value Line, Inc.	22	754
Viavi Solutions, Inc. *	3,492	54,964
VirnetX Holding Corp. *	8,734	34,237
WideOpenWest, Inc. *	2,787	54,765
Yelp, Inc. *	794	29,569

		6,679,539

Consumer, Cyclical - 12.1%
A-Mark Precious Metals, Inc.	1,323	79,406
Abercrombie & Fitch Co. Class A *	8,087	304,314
Academy Sports & Outdoors, Inc. *	11,106	444,462
Acushnet Holdings Corp.	3,462	161,675
Adient PLC *	11,780	488,281

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Aeva Technologies, Inc. *	11,349	$90,111
AMC Entertainment Holdings, Inc. Class A *	73,609	2,801,559
America’s Car-Mart, Inc. *	135	15,765
American Axle & Manufacturing Holdings, Inc. *	7,787	68,603
Avient Corp.	11,718	543,129
Barnes & Noble Education, Inc. *	5,498	54,925
Bassett Furniture Industries, Inc.	1,353	24,503
Beacon Roofing Supply, Inc. *	2,118	101,156
Beazer Homes USA, Inc. *	4,004	69,069
Bed Bath & Beyond, Inc. *	13,365	230,880
Big 5 Sporting Goods Corp.	2,933	67,576
Big Lots, Inc.	4,929	213,721
Biglari Holdings, Inc. Class B *	123	21,133
BJ’s Restaurants, Inc. *	279	11,651
BJ’s Wholesale Club Holdings, Inc. *	4,860	266,911
Blue Bird Corp. *	1,125	23,468
Bluegreen Vacations Holding Corp. *	556	14,345
Buckle, Inc.	254	10,056
Callaway Golf Co. *	16,496	455,785
Cannae Holdings, Inc. *	12,199	379,511
Canoo, Inc. *	8,868	68,195
CarLotz, Inc. *	9,722	37,041
Carrols Restaurant Group, Inc.	4,920	18,007
Cato Corp. Class A	3,370	55,740
Cavco Industries, Inc. *	376	89,014
Century Communities, Inc.	1,592	97,828
Chicken Soup For The Soul Entertainment, Inc. *	743	16,992
Chico’s FAS, Inc. *	13,452	60,399
Chuy’s Holdings, Inc. *	1,819	57,353
Cinemark Holdings, Inc. *	2,635	50,618
Clean Energy Fuels Corp. *	22,385	182,438
Commercial Vehicle Group, Inc. *	2,801	26,497
CompX International, Inc.	254	5,278
Conn’s, Inc. *	2,493	56,915
Container Store Group, Inc. *	4,436	42,231
Cooper-Standard Holdings, Inc. *	2,366	51,839
Daktronics, Inc. *	5,145	27,937
Dana, Inc.	9,745	216,729
Dave & Buster’s Entertainment, Inc. *	3,281	125,761
Del Taco Restaurants, Inc.	4,217	36,814
Denny’s Corp. *	2,108	34,445
Dillard’s, Inc. Class A	844	145,607
Drive Shack, Inc. *	6,529	18,347
El Pollo Loco Holdings, Inc. *	2,680	45,292
Eros STX Global Corp. * (United Arab Emirates)	45,861	42,169
Escalade, Inc.	1,027	19,421
Ethan Allen Interiors, Inc.	3,482	82,523
F45 Training Holdings, Inc. *	1,305	19,523
Fiesta Restaurant Group, Inc. *	2,501	27,411
FirstCash, Inc.	5,311	464,713
Fisker, Inc. *	1,865	27,322
Flexsteel Industries, Inc.	969	29,923
Forestar Group, Inc. *	1,605	29,901
Fossil Group, Inc. *	6,749	79,976
Franchise Group, Inc.	3,608	127,759
G-III Apparel Group Ltd. *	6,449	182,507
GAN Ltd. * (United Kingdom)	5,073	75,436
Genesco, Inc. *	2,159	124,639
Global Industrial Co.	428	16,217
GMS, Inc. *	6,155	269,589
Goodyear Tire & Rubber Co. *	39,380	697,026
Green Brick Partners, Inc. *	3,025	62,073
Group 1 Automotive, Inc.	2,512	471,955
Guess?, Inc.	5,238	110,050
Hall of Fame Resort & Entertainment Co. *	8,017	21,245
Hamilton Beach Brands Holding Co. Class A	560	8,775
Haverty Furniture Cos., Inc.	1,482	49,958
Hawaiian Holdings, Inc. *	7,469	161,779
Healthcare Services Group, Inc.	5,032	125,750
Herman Miller, Inc.	10,684	402,359
Hibbett, Inc.	407	28,791

	Shares	Value
HNI Corp.	5,827	$213,967
Hooker Furnishings Corp.	1,556	41,996
Hovnanian Enterprises, Inc. Class A *	716	69,015
Hyliion Holdings Corp. *	13,889	116,668
IMAX Corp. *	6,323	120,011
Interface, Inc.	6,797	102,975
iRobot Corp. *	361	28,339
Jack in the Box, Inc.	2,703	263,083
Johnson Outdoors, Inc. Class A	278	29,412
KAR Auction Services, Inc. *	17,065	279,695
KB Home	9,562	372,153
Kimball International, Inc. Class B	5,030	56,336
La-Z-Boy, Inc.	6,568	211,687
Landsea Homes Corp. *	1,170	10,132
Lazydays Holdings, Inc. *	1,064	22,706
Liberty TripAdvisor Holdings, Inc. Class A *	2,464	7,614
Lifetime Brands, Inc.	1,717	31,232
Lions Gate Entertainment Corp. Class A *	9,052	128,448
Lions Gate Entertainment Corp. Class B *	16,035	208,455
Lordstown Motors Corp. Class A *	12,089	96,470
Lumber Liquidators Holdings, Inc. *	4,009	74,888
M/I Homes, Inc. *	4,079	235,766
Macy’s, Inc.	41,712	942,691
Madison Square Garden Entertainment Corp. *	3,794	275,710
Marcus Corp. *	3,228	56,329
MarineMax, Inc. *	1,397	67,782
MDC Holdings, Inc.	5,795	270,742
Meritage Homes Corp. *	4,980	483,060
Meritor, Inc. *	1,390	29,621
Mesa Air Group, Inc. *	4,931	37,771
Methode Electronics, Inc.	5,494	231,023
Miller Industries, Inc.	1,374	46,771
Modine Manufacturing Co. *	6,227	70,552
Monarch Casino & Resort, Inc. *	385	25,791
Motorcar Parts of America, Inc. *	2,584	50,388
Movado Group, Inc.	2,231	70,254
Nautilus, Inc. *	3,660	34,075
Nu Skin Enterprises, Inc. Class A	4,034	163,256
ODP Corp. *	6,848	275,016
OneSpaWorld Holdings Ltd. * (Bahamas)	4,124	41,116
Oxford Industries, Inc.	2,186	197,112
PC Connection, Inc.	1,538	67,718
PetMed Express, Inc.	414	11,124
PriceSmart, Inc.	3,140	243,507
Regis Corp. *	217	755
Resideo Technologies, Inc. *	18,272	452,963
REV Group, Inc.	3,393	58,224
Rite Aid Corp. *	7,710	109,482
Rocky Brands, Inc.	885	42,135
Romeo Power, Inc. *	3,579	17,716
Rush Enterprises, Inc. Class A	5,957	269,018
Rush Enterprises, Inc. Class B	1,037	47,464
ScanSource, Inc. *	3,692	128,445
SeaWorld Entertainment, Inc. *	3,412	188,752
Shift Technologies, Inc. *	6,828	47,386
Shoe Carnival, Inc.	235	7,619
Signet Jewelers Ltd. (NYSE)	1,621	127,994
SkyWest, Inc. *	7,300	360,182
Sleep Number Corp. *	1,666	155,738
Snap One Holdings Corp. *	884	14,736
Sonic Automotive, Inc. Class A	3,064	160,983
Spirit Airlines, Inc. *	14,307	371,124
Standard Motor Products, Inc.	3,044	133,053
Steelcase, Inc. Class A	13,271	168,276
Superior Group of Cos., Inc.	1,285	29,928
Target Hospitality Corp. *	1,590	5,931
Taylor Morrison Home Corp. *	15,165	390,954
Tenneco, Inc. Class A *	793	11,316
Tilly’s, Inc. Class A	3,279	45,939
Titan International, Inc. *	5,907	42,294
Titan Machinery, Inc. *	2,930	75,916

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Torrid Holdings, Inc. *	1,293	$19,951
Traeger, Inc. *	2,079	43,513
TravelCenters of America, Inc. *	1,870	93,107
Tri Pointe Homes, Inc. *	14,849	312,126
Tupperware Brands Corp. *	6,924	146,235
Unifi, Inc. *	1,842	40,395
UniFirst Corp.	2,167	460,748
Universal Electronics, Inc. *	1,813	89,290
Urban Outfitters, Inc. *	3,069	91,119
Vera Bradley, Inc. *	3,592	33,801
Veritiv Corp. *	2,129	190,673
Vista Outdoor, Inc. *	8,258	332,880
VOXX International Corp. *	2,162	24,755
VSE Corp.	1,488	71,677
Wabash National Corp.	6,918	104,669
Weber, Inc. Class A *	1,527	26,860
WESCO International, Inc. *	5,247	605,084
Winmark Corp.	288	61,929
Workhorse Group, Inc. *	15,245	116,624
World Fuel Services Corp.	9,203	309,405
XL Fleet Corp. *	4,211	25,940
Xponential Fitness, Inc. Class A *	644	8,172
Zumiez, Inc. *	3,170	126,039

		25,479,874

Consumer, Non-Cyclical - 17.6%
2U, Inc. *	1,553	52,134
4D Molecular Therapeutics, Inc. *	2,783	75,058
89bio, Inc. *	1,358	26,603
Aaron’s Co., Inc.	4,813	132,550
ABM Industries, Inc.	9,751	438,893
Absci Corp. *	766	8,909
Acacia Research Corp. *	6,746	45,805
ACCO Brands Corp.	13,770	118,284
Acumen Pharmaceuticals, Inc. *	539	8,010
Adagio Therapeutics, Inc. *	1,233	52,082
AdaptHealth Corp. *	10,006	233,040
Addus HomeCare Corp. *	1,235	98,491
Adicet Bio, Inc. *	2,896	22,705
Adtalem Global Education, Inc. *	7,065	267,128
Adverum Biotechnologies, Inc. *	12,466	27,051
Aeglea BioTherapeutics, Inc. *	5,577	44,337
Aerovate Therapeutics, Inc. *	562	11,791
Agios Pharmaceuticals, Inc. *	8,504	392,460
Akebia Therapeutics, Inc. *	13,995	40,306
Akero Therapeutics, Inc. *	907	20,271
Akouos, Inc. *	3,314	38,476
Albireo Pharma, Inc. *	497	15,506
Allogene Therapeutics, Inc. *	5,680	145,976
Alpha Teknova, Inc. *	367	9,135
Alphatec Holdings, Inc. *	751	9,155
Alta Equipment Group, Inc. *	2,023	27,776
Altimmune, Inc. *	5,951	67,306
American Public Education, Inc. *	2,540	65,049
American Well Corp. Class A *	26,195	238,636
Amphastar Pharmaceuticals, Inc. *	3,497	66,478
AnaptysBio, Inc. *	2,900	78,648
Andersons, Inc.	2,661	82,039
AngioDynamics, Inc. *	5,425	140,724
ANI Pharmaceuticals, Inc. *	1,344	44,110
Anika Therapeutics, Inc. *	2,013	85,673
Annexon, Inc. *	4,366	81,251
API Group Corp. * ~	28,213	574,135
Applied Therapeutics, Inc. *	614	10,192
Apria, Inc. *	1,082	40,196
AquaBounty Technologies, Inc. *	5,031	20,476
Arbutus Biopharma Corp. * (Canada)	10,097	43,316
Arcturus Therapeutics Holdings, Inc. *	3,051	145,777
Arcus Biosciences, Inc. *	6,504	226,794
Arcutis Biotherapeutics, Inc. *	3,531	84,356

	Shares	Value
Ardelyx, Inc. *	2,671	$3,526
Arena Pharmaceuticals, Inc. *	7,888	469,730
Asensus Surgical, Inc. *	25,497	47,169
ASGN, Inc. *	778	88,023
Atara Biotherapeutics, Inc. *	10,605	189,829
Atea Pharmaceuticals, Inc. *	8,412	294,925
Athenex, Inc. *	4,768	14,352
Athersys, Inc. *	3,525	4,688
Athira Pharma, Inc. *	4,530	42,491
Atossa Therapeutics, Inc. *	15,189	49,516
Atreca, Inc. Class A *	3,695	23,020
Avalo Therapeutics, Inc. *	352	767
Avanos Medical, Inc. *	6,761	210,943
Avid Bioservices, Inc. *	524	11,303
Avidity Biosciences, Inc. *	4,599	113,273
Avis Budget Group, Inc. *	6,956	810,444
Avrobio, Inc. *	5,529	30,852
B&G Foods, Inc.	9,159	273,763
Barrett Business Services, Inc.	1,147	87,470
Beauty Health Co. *	1,039	26,983
BellRing Brands, Inc. Class A *	1,907	58,640
BioCryst Pharmaceuticals, Inc. *	23,110	332,091
Biohaven Pharmaceutical Holding Co. Ltd. *	2,603	361,583
Bioventus, Inc. Class A *	193	2,733
Black Diamond Therapeutics, Inc. *	3,184	26,937
Bluebird Bio, Inc. *	9,797	187,221
Blueprint Medicines Corp. *	535	55,003
Bolt Biotherapeutics, Inc. *	3,156	39,923
Bridgebio Pharma, Inc. *	5,051	236,740
BrightView Holdings, Inc. *	5,810	85,756
Brookdale Senior Living, Inc. *	25,872	162,994
Brooklyn ImmunoTherapeutics, Inc. *	521	4,845
Cadiz, Inc. *	2,614	18,403
CAI International, Inc.	1,859	103,937
Cal-Maine Foods, Inc.	5,212	188,466
Cara Therapeutics, Inc. *	6,235	96,331
Cardiff Oncology, Inc. *	5,271	35,105
Caribou Biosciences, Inc. *	1,505	35,924
Carriage Services, Inc.	1,991	88,779
Cass Information Systems, Inc.	1,633	68,341
Castle Biosciences, Inc. *	238	15,827
Catalyst Pharmaceuticals, Inc. *	13,490	71,497
CBIZ, Inc. *	7,383	238,766
CEL-SCI Corp. *	386	4,242
Celldex Therapeutics, Inc. *	1,373	74,128
Central Garden & Pet Co. *	989	47,472
Central Garden & Pet Co. Class A *	3,468	149,124
Century Therapeutics, Inc. *	677	17,033
Chefs’ Warehouse, Inc. *	4,282	139,465
ChemoCentryx, Inc. *	7,413	126,762
Chimerix, Inc. *	2,867	17,747
Chinook Therapeutics, Inc. *	5,022	64,081
Citius Pharmaceuticals, Inc. *	15,899	32,275
Clene, Inc. *	754	5,150
Codex DNA, Inc. *	358	3,985
Cogent Biosciences, Inc. *	3,683	30,974
Community Health Systems, Inc. *	2,760	32,292
CoreCivic, Inc. REIT *	17,459	155,385
CorMedix, Inc. *	4,917	22,864
Coursera, Inc. *	8,230	260,479
Covetrus, Inc. *	14,836	269,125
CRA International, Inc.	177	17,583
Crinetics Pharmaceuticals, Inc. *	701	14,756
Cross Country Healthcare, Inc. *	4,383	93,095
CryoLife, Inc. *	616	13,731
Cullinan Oncology, Inc. *	3,632	81,974
Curis, Inc. *	1,559	12,207
Custom Truck One Source, Inc. *	4,378	40,847
CVRX, Inc. *	157	2,597
Cymabay Therapeutics, Inc. *	9,796	35,755
Cyteir Therapeutics, Inc. *	464	8,143

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Cytek Biosciences, Inc. *	384	$8,221
Cytokinetics, Inc. *	817	29,200
CytomX Therapeutics, Inc. *	1,438	7,319
Day One Biopharmaceuticals, Inc. *	628	14,902
Deciphera Pharmaceuticals, Inc. *	754	25,621
Deluxe Corp.	5,911	212,146
Design Therapeutics, Inc. *	751	11,032
Duckhorn Portfolio, Inc. *	885	20,258
Dyne Therapeutics, Inc. *	4,535	73,648
Eagle Pharmaceuticals, Inc. *	871	48,584
Edgewell Personal Care Co.	7,821	283,902
Eiger BioPharmaceuticals, Inc. *	4,465	29,826
Eliem Therapeutics, Inc. *	402	7,228
Emerald Holding, Inc. *	3,682	15,980
Emergent BioSolutions, Inc. *	6,977	349,338
Enanta Pharmaceuticals, Inc. *	2,437	138,446
Endo International PLC *	32,071	103,910
Ennis, Inc.	4,069	76,701
Erasca, Inc. *	1,195	25,358
European Wax Center, Inc. Class A *	697	19,523
Exagen, Inc. *	923	12,553
EyePoint Pharmaceuticals, Inc. *	2,935	30,583
FibroGen, Inc. *	1,024	10,465
Finch Therapeutics Group, Inc. *	1,320	17,160
First Advantage Corp. *	274	5,220
Foghorn Therapeutics, Inc. *	2,332	32,485
Forma Therapeutics Holdings, Inc. *	4,741	109,944
Frequency Therapeutics, Inc. *	4,501	31,777
Fresh Del Monte Produce, Inc.	4,940	159,167
Fulcrum Therapeutics, Inc. *	3,952	111,486
Fulgent Genetics, Inc. *	2,611	234,859
G1 Therapeutics, Inc. *	2,261	30,343
Gemini Therapeutics, Inc. SPAC *	2,316	9,357
Generation Bio Co. *	401	10,053
Geron Corp. *	41,801	57,267
Gossamer Bio, Inc. *	9,166	115,217
GP Strategies Corp. *	1,756	36,349
Graham Holdings Co. Class B	559	329,340
Graphite Bio, Inc. *	927	15,194
Green Dot Corp. Class A *	6,727	338,570
Gritstone bio, Inc. *	5,661	61,139
Hackett Group, Inc.	345	6,769
Haemonetics Corp. *	2,323	163,981
Harvard Bioscience, Inc. *	779	5,437
Heidrick & Struggles International, Inc.	1,594	71,140
HF Foods Group, Inc. *	5,223	31,599
Homology Medicines, Inc. *	5,874	46,228
Honest Co., Inc. *	1,023	10,619
Hookipa Pharma, Inc. *	1,097	6,461
Hostess Brands, Inc. *	18,735	325,427
Huron Consulting Group, Inc. *	2,886	150,072
iBio, Inc. *	29,903	31,697
ICF International, Inc.	2,708	241,797
Icosavax, Inc. *	770	22,784
Ideaya Biosciences, Inc. *	3,734	95,180
Ikena Oncology, Inc. *	1,298	16,381
Imago Biosciences, Inc. *	553	11,077
Immuneering Corp. Class A *	461	12,240
Immunic, Inc. *	2,575	22,789
ImmunityBio, Inc. *	8,518	82,965
ImmunoGen, Inc. *	13,663	77,469
Immunovant, Inc. *	2,008	17,450
Impel Neuropharma, Inc. *	240	2,923
Infinity Pharmaceuticals, Inc. *	1,216	4,159
Ingles Markets, Inc. Class A	2,069	136,616
Innoviva, Inc. *	5,717	95,531
Inovio Pharmaceuticals, Inc. *	29,668	212,423
Inozyme Pharma, Inc. *	2,012	23,319
Instil Bio, Inc. *	1,324	23,666
Integer Holdings Corp. *	4,711	420,881
Invacare Corp. *	4,807	22,881

	Shares	Value
Invitae Corp. *	21,206	$602,887
iTeos Therapeutics, Inc. *	2,822	76,194
IVERIC bio, Inc. *	11,635	188,952
Janux Therapeutics, Inc. *	753	16,287
John B Sanfilippo & Son, Inc.	419	34,241
John Wiley & Sons, Inc. Class A	6,213	324,381
Jounce Therapeutics, Inc. *	4,620	34,327
Kala Pharmaceuticals, Inc. *	2,076	5,439
Kelly Services, Inc. Class A	5,356	101,121
KemPharm, Inc. *	2,586	24,127
Kezar Life Sciences, Inc. *	4,771	41,221
Kiniksa Pharmaceuticals Ltd. Class A *	2,143	24,409
Kinnate Biopharma, Inc. *	3,655	84,138
Korn Ferry	7,932	573,960
Krispy Kreme, Inc. *	859	12,026
Kronos Bio, Inc. *	4,802	100,650
Krystal Biotech, Inc. *	1,607	83,901
Kura Oncology, Inc. *	9,188	172,091
Laird Superfood, Inc. *	140	2,671
Lancaster Colony Corp.	315	53,175
Landec Corp. *	3,642	33,579
Lantheus Holdings, Inc. *	8,304	213,247
Laureate Education, Inc. Class A *	14,319	243,280
Lexicon Pharmaceuticals, Inc. *	5,402	25,984
LifeStance Health Group, Inc. *	2,294	33,263
Ligand Pharmaceuticals, Inc. *	1,901	264,847
Limoneira Co.	1,509	24,401
Lineage Cell Therapeutics, Inc. *	17,603	44,360
LivaNova PLC *	1,459	115,538
LiveRamp Holdings, Inc. *	9,443	445,993
Lyell Immunopharma, Inc. *	1,343	19,876
MacroGenics, Inc. *	679	14,218
Magellan Health, Inc. *	3,359	317,593
Magenta Therapeutics, Inc. *	492	3,582
MannKind Corp. *	32,290	140,461
Marathon Digital Holdings, Inc. *	12,796	404,098
MaxCyte, Inc. *	873	10,659
MEDNAX, Inc. *	5,031	143,031
MeiraGTx Holdings PLC *	3,770	49,689
Meridian Bioscience, Inc. *	5,611	107,956
Merit Medical Systems, Inc. *	791	56,794
Mersana Therapeutics, Inc. *	2,999	28,281
MGP Ingredients, Inc.	322	20,962
MiMedx Group, Inc. *	5,218	31,621
Mirum Pharmaceuticals, Inc. *	257	5,119
Misonix, Inc. *	789	19,962
Mission Produce, Inc. *	4,857	89,272
ModivCare, Inc. *	1,162	211,042
MoneyGram International, Inc. *	12,534	100,523
Monro, Inc.	1,894	108,924
Monte Rosa Therapeutics, Inc. *	667	14,861
Multiplan Corp. *	27,859	156,846
Mustang Bio, Inc. *	9,368	25,200
Myriad Genetics, Inc. *	11,082	357,838
NanoString Technologies, Inc. *	510	24,485
Nathan’s Famous, Inc.	92	5,628
National HealthCare Corp.	1,877	131,352
Natural Grocers by Vitamin Cottage, Inc.	1,272	14,272
Nature’s Sunshine Products, Inc.	1,590	23,294
Natus Medical, Inc. *	4,940	123,895
Neogen Corp. *	863	37,480
Neoleukin Therapeutics, Inc. *	3,771	27,264
Neuronetics, Inc. *	229	1,502
NewAge, Inc. *	8,377	11,644
NexImmune, Inc. *	765	11,582
NGM Biopharmaceuticals, Inc. *	4,253	89,398
Nkarta, Inc. *	2,159	60,042
Nurix Therapeutics, Inc. *	403	12,074
Nuvalent, Inc. Class A *	617	13,913
Nuvation Bio, Inc. *	1,453	14,443
Olema Pharmaceuticals, Inc. *	1,880	51,813

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Omega Therapeutics, Inc. *	410	$7,729
Oncocyte Corp. *	2,185	7,779
Oncorus, Inc. *	2,866	26,768
Oncternal Therapeutics, Inc. *	6,190	25,812
OPKO Health, Inc. *	57,483	209,813
Option Care Health, Inc. *	21,367	518,363
OraSure Technologies, Inc. *	10,010	113,213
ORIC Pharmaceuticals, Inc. *	3,794	79,333
Orthofix Medical, Inc. *	2,779	105,935
Owens & Minor, Inc.	2,089	65,365
Oyster Point Pharma, Inc. *	1,387	16,436
Pacific Biosciences of California, Inc. *	15,045	384,400
Passage Bio, Inc. *	5,724	57,011
Patterson Cos., Inc.	9,226	278,072
Perdoceo Education Corp. *	10,130	106,973
Performance Food Group Co. *	1,924	89,389
Personalis, Inc. *	4,937	94,988
Pliant Therapeutics, Inc. *	264	4,456
Portage Biotech, Inc. * (Canada)	580	11,786
Poseida Therapeutics, Inc. *	3,989	29,080
Praxis Precision Medicines, Inc. *	4,455	82,373
Precigen, Inc. *	1,813	9,047
Prestige Consumer Healthcare, Inc. *	7,237	406,068
Primo Water Corp.	22,013	346,044
PROG Holdings, Inc.	8,004	336,248
Prometheus Biosciences, Inc. *	1,389	32,933
Prothena Corp. PLC * (Ireland)	1,206	85,903
Provention Bio, Inc. *	7,831	50,118
Quanex Building Products Corp.	4,978	106,579
Rain Therapeutics, Inc. *	321	4,802
Rallybio Corp. *	380	6,680
Rapid Micro Biosystems, Inc. Class A *	420	7,757
Reata Pharmaceuticals, Inc. Class A *	503	50,607
Recursion Pharmaceuticals, Inc. Class A *	1,280	29,453
REGENXBIO, Inc. *	2,664	111,675
Relay Therapeutics, Inc. *	922	29,071
Reneo Pharmaceuticals, Inc. *	432	3,218
Rent-A-Center, Inc.	621	34,906
Repay Holdings Corp. *	6,942	159,874
Replimune Group, Inc. *	1,250	37,050
Resources Connection, Inc.	4,951	78,127
Revlon, Inc. Class A *	919	9,291
REVOLUTION Medicines, Inc. *	7,338	201,868
Rhythm Pharmaceuticals, Inc. *	6,126	80,006
RR Donnelley & Sons Co. *	9,928	51,030
RxSight, Inc. *	163	2,065
Sana Biotechnology, Inc. *	648	14,593
Sanderson Farms, Inc.	446	83,937
Sangamo Therapeutics, Inc. *	1,633	14,713
Scholar Rock Holding Corp. *	604	19,944
SeaSpine Holdings Corp. *	2,152	33,851
Seer, Inc. *	3,563	123,030
Selecta Biosciences, Inc. *	11,403	47,436
Seneca Foods Corp. Class A *	885	42,675
Sensei Biotherapeutics, Inc. *	2,864	30,129
Shattuck Labs, Inc. *	702	14,307
Sientra, Inc. *	897	5,140
Sigilon Therapeutics, Inc. *	1,871	10,571
Silverback Therapeutics, Inc. *	3,381	33,742
Simply Good Foods Co. *	11,513	397,083
Singular Genomics Systems, Inc. *	663	7,419
SOC Telemed, Inc. *	1,635	3,695
Solid Biosciences, Inc. *	8,525	20,375
Sorrento Therapeutics, Inc. *	3,854	29,406
SpartanNash Co.	5,349	117,143
Spero Therapeutics, Inc. *	220	4,050
Sprouts Farmers Market, Inc. *	8,895	206,097
Spruce Biosciences, Inc. *	1,261	7,579
SQZ Biotechnologies Co. *	3,160	45,567
StoneMor, Inc. *	4,294	10,606
Strategic Education, Inc.	3,496	246,468

	Shares	Value
Stride, Inc. *	5,499	$197,634
Supernus Pharmaceuticals, Inc. *	7,132	190,210
Surface Oncology, Inc. *	4,857	36,767
Sutro Biopharma, Inc. *	5,646	106,653
Syndax Pharmaceuticals, Inc. *	4,743	90,639
Syros Pharmaceuticals, Inc. *	3,962	17,710
Talaris Therapeutics, Inc. *	419	5,682
Talis Biomedical Corp. *	2,703	16,894
Tarsus Pharmaceuticals, Inc. *	276	5,948
Taysha Gene Therapies, Inc. *	493	9,180
TCR2 Therapeutics, Inc. *	4,290	36,508
Team, Inc. *	3,539	10,652
Tejon Ranch Co. *	2,833	50,314
Tenaya Therapeutics, Inc. *	796	16,437
Tenet Healthcare Corp. *	13,374	888,569
Terns Pharmaceuticals, Inc. *	593	6,179
Textainer Group Holdings Ltd. * (China)	5,784	201,919
Theravance Biopharma, Inc. *	575	4,255
Tivity Health, Inc. *	2,523	58,180
Tonix Pharmaceuticals Holding Corp. *	58,753	35,316
Tootsie Roll Industries, Inc.	2,178	66,277
Travere Therapeutics, Inc. *	7,606	184,445
TreeHouse Foods, Inc. *	7,442	296,787
Trevena, Inc. *	14,150	17,405
Trillium Therapeutics, Inc. * (Canada)	12,104	212,546
Triple-S Management Corp. *	3,160	111,769
Triton International Ltd. (Bermuda)	9,529	495,889
TrueBlue, Inc. *	4,905	132,827
Turning Point Therapeutics, Inc. *	5,822	386,755
United Natural Foods, Inc. *	7,479	362,133
Universal Corp.	3,554	171,765
UroGen Pharma Ltd. *	769	12,935
Utah Medical Products, Inc.	378	35,094
Vanda Pharmaceuticals, Inc. *	8,027	137,583
Varex Imaging Corp. *	4,899	138,152
Vaxart, Inc. *	1,357	10,788
Vaxcyte, Inc. *	4,007	101,658
VBI Vaccines, Inc. *	2,793	8,686
Vector Group Ltd.	17,738	226,159
Vectrus, Inc. *	1,729	86,934
Vera Therapeutics, Inc. *	394	6,836
Veracyte, Inc. *	9,619	446,803
Veru, Inc. *	2,546	21,717
Verve Therapeutics, Inc. *	918	43,146
Viemed Healthcare, Inc. *	3,841	21,318
Viking Therapeutics, Inc. *	9,514	59,748
Village Super Market, Inc. Class A	1,201	26,038
Viracta Therapeutics, Inc. *	4,528	36,315
VistaGen Therapeutics, Inc. *	4,412	12,089
Vivint Smart Home, Inc. *	9,942	93,952
Vor BioPharma, Inc. *	2,364	37,068
Weis Markets, Inc.	2,457	129,115
Werewolf Therapeutics, Inc. *	342	5,869
Whole Earth Brands, Inc. *	5,176	59,783
Willdan Group, Inc. *	267	9,503
WW International, Inc. *	5,091	92,911
XBiotech, Inc.	2,047	26,509
XOMA Corp. *	778	19,256
Zevia PBC Class A *	275	3,165
Zogenix, Inc. *	8,241	125,181

		36,897,684

Energy - 6.8%
Advent Technologies Holdings, Inc. *	416	3,619
Aemetis, Inc. *	4,335	79,244
Alto Ingredients, Inc. *	11,725	57,922
Antero Resources Corp. *	35,906	675,392
Arch Resources, Inc. *	1,692	156,933
Archrock, Inc.	18,909	155,999
Array Technologies, Inc. *	14,004	259,354

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Beam Global *	173	$4,735
Berry Corp.	9,534	68,740
Bonanza Creek Energy, Inc.	4,442	212,772
Brigham Minerals, Inc. Class A	6,450	123,582
Bristow Group, Inc. *	3,297	104,944
California Resources Corp. *	11,778	482,898
Callon Petroleum Co. *	763	37,448
Centennial Resource Development, Inc. Class A *	23,322	156,257
ChampionX Corp. *	23,591	527,495
Chesapeake Energy Corp.	14,070	866,571
Cleanspark, Inc. *	4,597	53,279
CNX Resources Corp. *	30,841	389,213
Comstock Resources, Inc. *	13,397	138,659
CONSOL Energy, Inc. *	4,813	125,234
CVR Energy, Inc.	4,686	78,069
Delek US Holdings, Inc.	9,952	178,837
Dril-Quip, Inc. *	5,078	127,864
Earthstone Energy, Inc. Class A *	2,750	25,300
Equitrans Midstream Corp.	58,022	588,343
Extraction Oil & Gas, Inc. *	1,436	81,062
Falcon Minerals Corp.	1,023	4,808
Frank’s International NV *	19,630	57,712
FTS International, Inc. Class A *	1,233	30,332
FuelCell Energy, Inc. *	11,362	76,012
FutureFuel Corp.	4,994	35,607
Gevo, Inc. *	28,450	188,908
Golar LNG Ltd. * (Bermuda)	14,917	193,474
Green Plains, Inc. *	4,998	163,185
Helix Energy Solutions Group, Inc. *	20,083	77,922
Helmerich & Payne, Inc.	15,199	416,605
HighPeak Energy, Inc.	627	5,643
Laredo Petroleum, Inc. *	1,285	104,175
Liberty Oilfield Services, Inc. Class A *	8,296	100,630
Matrix Service Co. *	3,687	38,566
MRC Global, Inc. *	12,015	88,190
Murphy Oil Corp.	21,032	525,169
Nabors Industries Ltd. *	1,061	102,365
National Energy Services Reunited Corp. *	5,143	64,390
Newpark Resources, Inc. *	12,499	41,247
NexTier Oilfield Solutions, Inc. *	22,755	104,673
Northern Oil and Gas, Inc.	7,638	163,453
NOW, Inc. *	16,361	125,162
Oasis Petroleum, Inc.	409	40,663
Oceaneering International, Inc. *	14,487	192,967
Oil States International, Inc. *	8,684	55,491
Ovintiv, Inc.	35,323	1,161,420
Par Pacific Holdings, Inc. *	1,235	19,414
Patterson-UTI Energy, Inc.	26,781	241,029
PBF Energy, Inc. Class A *	14,047	182,190
PDC Energy, Inc.	14,194	672,654
Peabody Energy Corp. *	11,723	173,383
Penn Virginia Corp. *	2,156	57,501
ProPetro Holding Corp. *	12,045	104,189
Range Resources Corp. *	34,072	771,049
Renewable Energy Group, Inc. *	6,385	320,527
REX American Resources Corp. *	872	69,647
Riley Exploration Permian, Inc.	268	6,293
RPC, Inc. *	9,376	45,567
Select Energy Services, Inc. Class A *	8,723	45,272
SM Energy Co.	17,130	451,889
Solaris Oilfield Infrastructure, Inc. Class A	3,233	26,963
SunCoke Energy, Inc.	11,489	72,151
Sunnova Energy International, Inc. *	10,417	343,136
SunPower Corp. *	2,286	51,846
Talos Energy, Inc. *	4,373	60,216
TETRA Technologies, Inc. *	3,905	12,184
Tidewater, Inc. *	5,717	68,947
US Silica Holdings, Inc. *	10,300	82,297
W&T Offshore, Inc. *	12,496	46,485
Warrior Met Coal, Inc.	6,443	149,929

	Shares	Value
Whiting Petroleum Corp. *	5,633	$329,024

		14,322,316

Financial - 35.9%
1st Source Corp.	2,580	121,879
Acadia Realty Trust REIT	12,118	247,328
Agree Realty Corp. REIT	9,610	636,470
Alerus Financial Corp.	2,310	69,023
Alexander & Baldwin, Inc. REIT *	10,476	245,557
Allegiance Bancshares, Inc.	2,693	102,738
Altabancorp	2,546	112,431
Altus Midstream Co. Class A	414	28,578
Amalgamated Financial Corp.	2,632	41,638
Ambac Financial Group, Inc. *	6,491	92,951
Amerant Bancorp, Inc. *	3,407	84,289
American Assets Trust, Inc. REIT	7,036	263,287
American Equity Investment Life Holding Co.	11,619	343,574
American Finance Trust, Inc. REIT	16,668	134,011
American National Bankshares, Inc.	1,710	56,498
American National Group, Inc.	1,117	211,147
Ameris Bancorp	9,246	479,682
AMERISAFE, Inc.	2,845	159,775
Angel Oak Mortgage, Inc. REIT	1,120	18,962
Apartment Investment and Management Co. Class A REIT	20,971	143,651
Apollo Commercial Real Estate Finance, Inc. REIT	20,634	306,002
Apple Hospitality REIT, Inc.	30,910	486,214
Arbor Realty Trust, Inc. REIT	19,337	358,315
Ares Commercial Real Estate Corp. REIT	6,498	97,990
Argo Group International Holdings Ltd.	4,723	246,635
Armada Hoffler Properties, Inc. REIT	8,312	111,131
ARMOUR Residential REIT, Inc.	11,509	124,067
Arrow Financial Corp.	2,121	72,870
Ashford Hospitality Trust, Inc. REIT *	2,386	35,122
Assetmark Financial Holdings, Inc. *	2,572	63,966
Associated Banc-Corp.	22,086	473,082
Associated Capital Group, Inc. Class A	280	10,475
Atlantic Capital Bancshares, Inc. *	2,995	79,338
Atlantic Union Bankshares Corp.	11,232	413,899
Axos Financial, Inc. *	7,293	375,881
B. Riley Financial, Inc.	2,949	174,109
Banc of California, Inc.	6,384	118,040
BancFirst Corp.	2,565	154,208
Banco Latinoamericano de Comercio Exterior SA Class E (Panama)	4,867	85,367
Bancorp, Inc. *	6,880	175,096
BancorpSouth Bank	12,903	384,251
Bank First Corp.	1,115	79,020
Bank of Marin Bancorp	2,426	91,582
Bank of NT Butterfield & Son Ltd. (Bermuda)	7,314	259,720
BankUnited, Inc.	13,065	546,378
Banner Corp.	4,399	242,869
Bar Harbor Bankshares	2,488	69,788
Berkshire Hills Bancorp, Inc.	6,341	171,080
BGC Partners, Inc. Class A	48,032	250,247
Blackstone Mortgage Trust, Inc. Class A REIT	20,988	636,356
Blucora, Inc. *	4,319	67,333
Blue Foundry Bancorp *	4,510	62,193
Blue Ridge Bankshares, Inc.	3,069	53,984
Braemar Hotels & Resorts, Inc. REIT *	7,345	35,623
Brandywine Realty Trust REIT	24,718	331,716
Bridgewater Bancshares, Inc. *	2,663	46,629
BrightSpire Capital, Inc. REIT	12,474	117,131
Broadmark Realty Capital, Inc. REIT	18,765	185,023
Broadstone Net Lease, Inc. REIT	22,065	547,433
Brookline Bancorp, Inc.	9,046	138,042
BRT Apartments Corp. REIT	1,661	32,024
Bryn Mawr Bank Corp.	2,993	137,528
Business First Bancshares, Inc.	2,991	69,959
Byline Bancorp, Inc.	3,852	94,605

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Cadence Bancorp	10,580	$232,337
Cambridge Bancorp	1,053	92,664
Camden National Corp.	2,255	108,015
Capital Bancorp, Inc.	1,552	37,341
Capital City Bank Group, Inc.	2,148	53,142
Capitol Federal Financial, Inc.	18,373	211,106
Capstar Financial Holdings, Inc.	3,193	67,819
Capstead Mortgage Corp. REIT	13,308	89,031
CareTrust REIT, Inc.	13,305	270,358
Carter Bankshares, Inc. *	4,402	62,596
CatchMark Timber Trust, Inc. Class A REIT	1,987	23,586
Cathay General Bancorp	10,957	453,510
CBTX, Inc.	3,114	82,147
Centerspace REIT	2,019	190,796
Central Pacific Financial Corp.	2,785	71,519
Century Bancorp, Inc. Class A	479	55,200
Chatham Lodging Trust REIT *	6,917	84,733
Chimera Investment Corp. REIT	33,933	503,905
CIT Group, Inc.	14,357	745,846
Citizens & Northern Corp.	2,458	62,089
Citizens, Inc. *	7,177	44,569
City Holding Co.	1,881	146,549
City Office REIT, Inc.	6,343	113,286
Civista Bancshares, Inc.	2,414	56,077
Clipper Realty, Inc. REIT	212	1,717
CNB Financial Corp.	2,566	62,456
CNO Financial Group, Inc.	18,637	438,715
Coastal Financial Corp. *	762	24,277
Columbia Banking System, Inc.	10,097	383,585
Columbia Financial, Inc. *	3,979	73,612
Columbia Property Trust, Inc. REIT	16,527	314,344
Community Bank System, Inc.	7,447	509,524
Community Healthcare Trust, Inc. REIT	1,189	53,731
Community Trust Bancorp, Inc.	2,423	102,008
ConnectOne Bancorp, Inc.	5,521	165,685
CorePoint Lodging, Inc. REIT *	5,579	86,475
Corporate Office Properties Trust REIT	16,209	437,319
Cowen, Inc. Class A	4,104	140,808
Crawford & Co. Class A	3,301	29,610
CrossFirst Bankshares, Inc. *	4,242	55,146
CTO Realty Growth, Inc. REIT	812	43,653
Customers Bancorp, Inc. *	3,966	170,617
CVB Financial Corp.	18,297	372,710
Diamond Hill Investment Group, Inc.	491	86,249
DiamondRock Hospitality Co. REIT *	29,187	275,817
DigitalBridge Group, Inc. REIT *	69,467	418,886
Dime Community Bancshares, Inc.	5,143	167,970
Diversified Healthcare Trust REIT	33,352	113,063
Donegal Group, Inc. Class A	2,825	40,934
Dynex Capital, Inc. REIT	4,665	80,611
Eagle Bancorp, Inc.	4,484	257,830
Easterly Government Properties, Inc. REIT	12,040	248,746
Eastern Bankshares, Inc.	19,956	405,107
eHealth, Inc. *	2,598	105,219
Ellington Financial, Inc. REIT	6,499	118,867
Empire State Realty Trust, Inc. Class A REIT	20,580	206,417
Employers Holdings, Inc.	3,382	133,555
Encore Capital Group, Inc. *	4,340	213,832
Enova International, Inc. *	5,321	183,841
Enstar Group Ltd. *	1,815	426,035
Enterprise Bancorp, Inc.	1,528	54,932
Enterprise Financial Services Corp.	5,282	239,169
Equity Bancshares, Inc. Class A	2,128	71,033
Equity Commonwealth REIT *	16,955	440,491
Essent Group Ltd.	16,020	705,040
Essential Properties Realty Trust, Inc. REIT	16,769	468,190
EZCorp, Inc. Class A *	7,003	53,013
Farmers National Banc Corp.	4,048	63,594
Farmland Partners, Inc. REIT	3,924	47,049
FB Financial Corp.	4,507	193,260
Federal Agricultural Mortgage Corp. Class C	1,335	144,874

	Shares	Value
Federated Hermes, Inc.	13,835	$449,637
Fidelity D&D Bancorp, Inc.	768	38,730
Finance Of America Cos., Inc. Class A *	4,566	22,602
Financial Institutions, Inc.	2,530	77,545
First BanCorp	19,855	261,093
First Bancorp	3,316	142,621
First Bancorp, Inc.	1,708	49,771
First Bancshares, Inc.	3,048	118,201
First Bank	2,598	36,606
First Busey Corp.	7,530	185,464
First Commonwealth Financial Corp.	11,183	152,424
First Community Bankshares, Inc.	2,704	85,771
First Financial Bancorp	11,764	275,395
First Financial Bankshares, Inc.	1,480	68,006
First Financial Corp.	1,839	77,330
First Foundation, Inc.	5,910	155,433
First Internet Bancorp	1,669	52,039
First Interstate BancSystem, Inc. Class A	5,950	239,547
First Merchants Corp.	7,974	333,632
First Mid Bancshares, Inc.	2,548	104,621
First Midwest Bancorp, Inc.	16,049	305,091
First of Long Island Corp.	3,930	80,958
Five Star Bancorp	920	22,025
Flagstar Bancorp, Inc.	7,371	374,299
Flushing Financial Corp.	4,573	103,350
Flywire Corp. *	245	10,741
Four Corners Property Trust, Inc. REIT	10,686	287,026
Franklin Street Properties Corp. REIT	14,558	67,549
FRP Holdings, Inc. *	911	50,943
FS Bancorp, Inc.	1,178	40,771
Fulton Financial Corp.	23,366	357,032
GAMCO Investors, Inc. Class A	105	2,770
GCM Grosvenor, Inc. Class A	589	6,785
Genworth Financial, Inc. Class A *	66,032	247,620
GEO Group, Inc. REIT	12,898	96,348
German American Bancorp, Inc.	3,674	141,927
Getty Realty Corp. REIT	5,541	162,407
Glacier Bancorp, Inc.	12,133	671,562
Gladstone Commercial Corp. REIT	3,724	78,316
Gladstone Land Corp. REIT	1,585	36,090
Global Medical REIT, Inc.	8,205	120,614
Global Net Lease, Inc. REIT	14,568	233,379
Goosehead Insurance, Inc. Class A	2,143	326,357
Granite Point Mortgage Trust, Inc. REIT	7,639	100,606
Great Ajax Corp. REIT	2,906	39,202
Great Southern Bancorp, Inc.	1,669	91,478
Great Western Bancorp, Inc.	7,273	238,118
Greenlight Capital Re Ltd. Class A *	4,453	32,908
Guaranty Bancshares, Inc.	1,338	47,967
Hancock Whitney Corp.	12,568	592,204
Hanmi Financial Corp.	3,537	70,952
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	10,265	548,972
HarborOne Bancorp, Inc.	7,671	107,701
HBT Financial, Inc.	1,833	28,503
HCI Group, Inc.	880	97,478
Healthcare Realty Trust, Inc. REIT	20,736	617,518
Heartland Financial USA, Inc.	5,840	280,787
Heritage Commerce Corp.	9,000	104,670
Heritage Financial Corp.	4,344	110,772
Heritage Insurance Holdings, Inc.	3,273	22,289
Hersha Hospitality Trust REIT *	5,370	50,102
Hilltop Holdings, Inc.	9,386	306,641
Hingham Institution for Savings	228	76,768
Home Bancorp, Inc.	1,274	49,278
Home BancShares, Inc.	22,214	522,695
Home Point Capital, Inc.	1,033	4,256
HomeStreet, Inc.	2,268	93,328
HomeTrust Bancshares, Inc.	2,317	64,830
Hope Bancorp, Inc.	14,595	210,752
Horace Mann Educators Corp.	5,053	201,059

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Horizon Bancorp, Inc.	6,494	$117,996
Houlihan Lokey, Inc.	1,013	93,297
Howard Bancorp, Inc. *	2,411	48,895
Independence Holding Co.	635	31,490
Independence Realty Trust, Inc. REIT	15,041	306,084
Independent Bank Corp.	4,621	351,889
Independent Bank Corp. MI	3,379	72,581
Independent Bank Group, Inc.	5,520	392,141
Indus Realty Trust, Inc. REIT	130	9,113
Industrial Logistics Properties Trust REIT	9,516	241,802
Innovative Industrial Properties, Inc. REIT	1,632	377,269
International Bancshares Corp.	7,922	329,872
Invesco Mortgage Capital, Inc. REIT	40,696	128,192
Investors Bancorp, Inc.	21,081	318,534
Investors Title Co.	214	39,076
iStar, Inc. REIT	9,662	242,323
James River Group Holdings Ltd.	3,810	143,751
Kearny Financial Corp.	7,909	98,309
Kennedy-Wilson Holdings, Inc.	17,362	363,213
Kite Realty Group Trust REIT	12,119	246,743
KKR Real Estate Finance Trust, Inc. REIT	4,481	94,549
Ladder Capital Corp. REIT	16,600	183,430
Lakeland Bancorp, Inc.	7,397	130,409
Lakeland Financial Corp.	3,272	233,097
Legacy Housing Corp. *	968	17,395
LendingClub Corp. *	14,012	395,699
Lexington Realty Trust REIT	39,312	501,228
LTC Properties, Inc. REIT	5,715	181,108
Luther Burbank Corp.	2,612	35,027
Macatawa Bank Corp.	4,949	39,740
Macerich Co. REIT	30,500	509,655
Mack-Cali Realty Corp. REIT *	12,681	217,099
Maiden Holdings Ltd. *	11,898	37,598
Marcus & Millichap, Inc. *	2,974	120,804
Marlin Business Services Corp.	1,211	26,921
MBIA, Inc. *	6,800	87,380
McGrath Rentcorp	1,144	82,311
Mercantile Bank Corp.	2,506	80,267
Merchants Bancorp	1,677	66,191
Meridian Bancorp, Inc.	6,982	144,946
Meta Financial Group, Inc.	3,112	163,318
Metrocity Bankshares, Inc.	2,249	47,162
MetroMile, Inc. *	5,785	20,537
Metropolitan Bank Holding Corp. *	1,149	96,861
MFA Financial, Inc. REIT	63,637	290,821
Mid Penn Bancorp, Inc.	1,604	44,190
Midland States Bancorp, Inc.	3,448	85,269
MidWestOne Financial Group, Inc.	2,310	69,670
Moelis & Co. Class A	4,100	253,667
Monmouth Real Estate Investment Corp. REIT	11,413	212,852
Mr Cooper Group, Inc. *	10,216	420,593
MVB Financial Corp.	1,684	72,126
National Bank Holdings Corp. Class A	3,760	152,205
National Health Investors, Inc. REIT	6,369	340,741
National Western Life Group, Inc. Class A	415	87,395
Navient Corp.	23,717	467,936
NBT Bancorp, Inc.	5,965	215,456
Nelnet, Inc. Class A	2,367	187,561
NETSTREIT Corp.	5,510	130,312
New York Mortgage Trust, Inc. REIT	52,977	225,682
NexPoint Residential Trust, Inc. REIT	2,498	154,576
NI Holdings, Inc. *	1,492	26,200
Nicolet Bankshares, Inc. *	1,616	119,875
NMI Holdings, Inc. Class A *	11,700	264,537
Northfield Bancorp, Inc.	6,468	110,991
Northrim Bancorp, Inc.	1,036	44,040
Northwest Bancshares, Inc.	16,168	214,711
OceanFirst Financial Corp.	8,748	187,295
Ocwen Financial Corp. *	1,189	33,447
Office Properties Income Trust REIT	6,977	176,727
OFG Bancorp	6,288	158,583

	Shares	Value
Old National Bancorp	20,232	$342,932
Old Second Bancorp, Inc.	4,817	62,910
One Liberty Properties, Inc. REIT	2,496	76,103
Oportun Financial Corp. *	3,164	79,195
Oppenheimer Holdings, Inc. Class A	1,470	66,576
Orchid Island Capital, Inc. REIT	18,556	90,739
Origin Bancorp, Inc.	2,745	116,251
Orrstown Financial Services, Inc.	1,860	43,524
Outfront Media, Inc. REIT	16,809	423,587
Pacific Premier Bancorp, Inc.	10,690	442,994
Paramount Group, Inc. REIT	27,018	242,892
Park National Corp.	2,098	255,851
PCSB Financial Corp.	2,174	40,089
Peapack Gladstone Financial Corp.	2,777	92,641
Pebblebrook Hotel Trust REIT	18,284	409,744
PennyMac Financial Services, Inc.	4,846	296,236
PennyMac Mortgage Investment Trust REIT	10,945	215,507
Peoples Bancorp, Inc.	4,152	131,245
Peoples Financial Services Corp.	1,116	50,856
Phillips Edison & Co., Inc. REIT	2,260	69,405
Physicians Realty Trust REIT	30,989	546,026
Piedmont Office Realty Trust, Inc. Class A REIT	18,082	315,169
Pioneer Bancorp, Inc. *	2,204	27,859
Piper Sandler Cos.	2,568	355,565
PJT Partners, Inc. Class A	550	43,511
Plymouth Industrial REIT, Inc. REIT	4,339	98,712
Postal Realty Trust, Inc. Class A REIT	1,689	31,483
PotlatchDeltic Corp. REIT	9,431	486,451
PRA Group, Inc. *	6,492	273,573
Preferred Apartment Communities, Inc. REIT	7,789	95,259
Preferred Bank	517	34,474
Premier Financial Corp.	5,455	173,687
Primis Financial Corp.	3,845	55,599
ProAssurance Corp.	6,587	156,639
Provident Bancorp, Inc.	2,483	39,778
Provident Financial Services, Inc.	10,733	251,904
PS Business Parks, Inc. REIT	426	66,771
QCR Holdings, Inc.	2,338	120,267
Radian Group, Inc.	26,374	599,217
Radius Global Infrastructure, Inc. Class A *	8,181	133,596
RBB Bancorp	2,102	52,991
RE/MAX Holdings, Inc. Class A	2,554	79,583
Ready Capital Corp. REIT	7,993	115,339
Realogy Holdings Corp. *	16,522	289,796
Red River Bancshares, Inc.	741	36,939
Redwood Trust, Inc. REIT	15,840	204,178
Regional Management Corp.	798	46,428
Reliant Bancorp, Inc.	2,529	79,891
Renasant Corp.	7,826	282,127
Republic Bancorp, Inc. Class A	1,516	76,785
Republic First Bancorp, Inc. *	6,320	19,466
Retail Opportunity Investments Corp. REIT	17,156	298,858
Retail Properties of America, Inc. Class A REIT	31,028	399,641
Retail Value, Inc. REIT	2,457	64,693
RLI Corp.	476	47,729
RLJ Lodging Trust REIT	24,110	358,275
RMR Group, Inc. Class A	1,968	65,830
RPT Realty REIT	11,922	152,125
Ryman Hospitality Properties, Inc. REIT *	617	51,643
S&T Bancorp, Inc.	5,199	153,215
Sabra Health Care REIT, Inc.	31,867	469,082
Safehold, Inc. REIT	809	58,159
Safety Insurance Group, Inc.	1,975	156,519
Sandy Spring Bancorp, Inc.	6,854	314,050
Saul Centers, Inc. REIT	141	6,212
Sculptor Capital Management, Inc.	3,355	93,571
Seacoast Banking Corp. of Florida	6,557	221,692
Selective Insurance Group, Inc.	8,607	650,087
Seritage Growth Properties REIT *	5,207	77,220
Service Properties Trust REIT	23,032	258,189
ServisFirst Bancshares, Inc.	1,297	100,907

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Sierra Bancorp	2,250	$54,630
Simmons First National Corp. Class A	13,268	392,202
SiriusPoint Ltd. * (Bermuda)	13,722	127,066
SITE Centers Corp. REIT	25,172	388,656
SmartFinancial, Inc.	2,172	56,146
South Plains Financial, Inc.	1,744	42,519
SouthState Corp.	10,111	754,988
Southern First Bancshares, Inc. *	862	46,117
Southern Missouri Bancorp, Inc.	1,241	55,708
Southside Bancshares, Inc.	4,406	168,706
Spirit of Texas Bancshares, Inc.	2,038	49,320
STAG Industrial, Inc. REIT	23,282	913,818
State Auto Financial Corp.	2,615	133,234
Stewart Information Services Corp.	3,655	231,215
Stock Yards Bancorp, Inc.	2,940	172,431
StoneX Group, Inc. *	2,178	143,530
Summit Financial Group, Inc.	1,861	45,613
Summit Hotel Properties, Inc. REIT *	14,719	141,744
Sunstone Hotel Investors, Inc. REIT *	30,602	365,388
Tanger Factory Outlet Centers, Inc. REIT	10,753	175,274
Terreno Realty Corp. REIT	9,841	622,246
Texas Capital Bancshares, Inc. *	4,682	281,014
Tiptree, Inc.	3,219	32,254
Tompkins Financial Corp.	2,102	170,073
Towne Bank	9,923	308,705
TPG RE Finance Trust, Inc. REIT	8,473	104,896
Trean Insurance Group, Inc. *	2,534	26,227
TriCo Bancshares	4,095	177,723
TriState Capital Holdings, Inc. *	4,647	98,284
Triumph Bancorp, Inc. *	341	34,144
TrustCo Bank Corp.	2,295	73,371
Trustmark Corp.	9,009	290,270
Two Harbors Investment Corp. REIT	44,236	280,456
UMB Financial Corp.	6,192	598,828
UMH Properties, Inc. REIT	820	18,778
United Bankshares, Inc.	18,127	659,460
United Community Banks, Inc.	9,436	309,690
United Fire Group, Inc.	3,442	79,510
United Insurance Holdings Corp.	3,835	13,921
Uniti Group, Inc. REIT	28,277	349,786
Universal Health Realty Income Trust REIT	131	7,240
Universal Insurance Holdings, Inc.	3,782	49,317
Univest Financial Corp.	4,381	119,996
Urban Edge Properties REIT	16,296	298,380
Urstadt Biddle Properties, Inc. Class A REIT	4,280	81,020
Valley National Bancorp	57,925	770,982
Velocity Financial, Inc. *	1,155	15,200
Veritex Holdings, Inc.	5,822	229,154
Walker & Dunlop, Inc.	3,836	435,386
Washington Federal, Inc.	9,972	342,139
Washington Real Estate Investment Trust REIT	12,309	304,648
Washington Trust Bancorp, Inc.	2,573	136,318
Waterstone Financial, Inc.	3,264	66,879
WesBanco, Inc.	9,374	319,466
West BanCorp, Inc.	2,080	62,462
Westamerica BanCorp	3,504	197,135
Whitestone REIT REIT	6,066	59,325
WisdomTree Investments, Inc.	4,974	28,203
World Acceptance Corp. *	614	116,402
WSFS Financial Corp.	6,317	324,125
Xenia Hotels & Resorts, Inc. REIT *	16,011	284,035

		75,140,439

Industrial - 11.7%
AAR Corp. *	5,104	165,523
Aerojet Rocketdyne Holdings, Inc.	2,125	92,544
AerSale Corp. *	1,072	18,224
AFC Gamma, Inc. REIT	1,185	25,572
AgEagle Aerial Systems, Inc. *	3,501	10,538
Air Transport Services Group, Inc. *	8,466	218,507

	Shares	Value
Alamo Group, Inc.	148	$20,650
Albany International Corp. Class A	3,450	265,201
Allied Motion Technologies, Inc.	94	2,940
Altra Industrial Motion Corp.	9,215	510,050
American Outdoor Brands, Inc. *	2,191	53,811
American Superconductor Corp. *	4,208	61,353
American Woodmark Corp. *	2,338	152,835
Apogee Enterprises, Inc.	3,716	140,316
ArcBest Corp.	3,645	298,052
Arcosa, Inc.	6,890	345,671
Argan, Inc.	2,215	96,729
Astec Industries, Inc.	3,166	170,362
Astronics Corp. *	3,358	47,213
Atlas Air Worldwide Holdings, Inc. *	4,145	338,564
Atlas Technical Consultants, Inc. *	1,516	15,418
AZZ, Inc.	3,679	195,723
Babcock & Wilcox Enterprises, Inc. *	5,483	35,146
Barnes Group, Inc.	6,773	282,637
Belden, Inc.	6,404	373,097
Benchmark Electronics, Inc.	5,359	143,139
Boise Cascade Co.	4,463	240,913
Brady Corp. Class A	6,850	347,295
Caesarstone Ltd.	3,555	44,153
Casella Waste Systems, Inc. Class A *	511	38,805
CECO Environmental Corp. *	4,243	29,871
Centrus Energy Corp. Class A *	1,346	52,036
Chart Industries, Inc. *	2,078	397,127
Chase Corp.	811	82,844
Columbus McKinnon Corp.	3,838	185,567
Comtech Telecommunications Corp.	3,611	92,478
Concrete Pumping Holdings, Inc. *	3,516	30,027
Costamare, Inc. (Monaco)	7,827	121,240
Covenant Logistics Group, Inc. Class A *	1,716	47,447
DHT Holdings, Inc.	20,808	135,876
Dorian LPG Ltd.	3,409	42,306
Ducommun, Inc. *	1,637	82,423
DXP Enterprises, Inc. *	2,672	79,011
Dycom Industries, Inc. *	776	55,282
Eagle Bulk Shipping, Inc. *	1,255	63,277
Eastman Kodak Co. *	380	2,588
Echo Global Logistics, Inc. *	2,449	116,842
EMCOR Group, Inc.	6,871	792,776
Encore Wire Corp.	2,895	274,533
EnerSys	5,488	408,527
EnPro Industries, Inc.	2,959	257,788
ESCO Technologies, Inc.	3,360	258,720
Fabrinet * (Thailand)	736	75,447
FARO Technologies, Inc. *	1,347	88,646
Fluidigm Corp. *	10,489	69,122
Fluor Corp. *	20,363	325,197
Frontline Ltd. (Norway)	16,578	155,336
GATX Corp.	5,019	449,502
Genco Shipping & Trading Ltd.	4,871	98,053
Gibraltar Industries, Inc. *	3,268	227,616
Gorman-Rupp Co.	2,660	95,255
GrafTech International Ltd.	3,239	33,426
Granite Construction, Inc.	6,683	264,313
Great Lakes Dredge & Dock Corp. *	9,312	140,518
Greenbrier Cos., Inc.	4,478	192,509
Greif, Inc. Class A	3,298	213,051
Greif, Inc. Class B	747	48,406
Griffon Corp.	6,714	165,164
Harsco Corp. *	6,673	113,107
Haynes International, Inc.	2,044	76,139
Heartland Express, Inc.	7,022	112,492
Heritage-Crystal Clean, Inc. *	1,393	40,369
Hillenbrand, Inc.	4,612	196,702
Hub Group, Inc. Class A *	4,850	333,437
Hyster-Yale Materials Handling, Inc.	1,515	76,144
Ichor Holdings Ltd. *	1,339	55,020
Ideanomics, Inc. *	60,809	119,794

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Identiv, Inc. *	238	$4,484
II-VI, Inc. *	1,036	61,497
Infrastructure and Energy Alternatives, Inc. *	2,257	25,798
Insteel Industries, Inc.	2,538	96,571
International Seaways, Inc.	6,339	115,497
Itron, Inc. *	1,217	92,042
JELD-WEN Holding, Inc. *	7,321	183,245
Kaman Corp.	4,048	144,392
Kennametal, Inc.	11,984	410,212
Kimball Electronics, Inc. *	3,169	81,665
Knowles Corp. *	12,709	238,167
Kratos Defense & Security Solutions, Inc. *	13,557	302,457
Lindsay Corp.	139	21,099
Luxfer Holdings PLC (United Kingdom)	2,191	43,009
Lydall, Inc. *	1,352	83,946
Manitowoc Co., Inc. *	5,083	108,878
Marten Transport Ltd.	8,723	136,864
Materion Corp.	1,724	118,335
Matson, Inc.	6,160	497,174
Matthews International Corp. Class A	4,540	157,493
Mayville Engineering Co., Inc. *	1,247	23,444
Mesa Laboratories, Inc.	699	211,350
Mistras Group, Inc. *	2,727	27,706
Moog, Inc. Class A	4,175	318,260
Mueller Industries, Inc.	5,027	206,610
Mueller Water Products, Inc. Class A	20,936	318,646
Myers Industries, Inc.	2,756	53,935
MYR Group, Inc. *	601	59,799
National Presto Industries, Inc.	692	56,799
NL Industries, Inc.	1,153	6,641
NN, Inc. *	5,954	31,258
Nordic American Tankers Ltd.	21,015	53,798
Northwest Pipe Co. *	1,287	30,502
NV5 Global, Inc. *	1,452	143,124
NVE Corp.	47	3,007
Olympic Steel, Inc.	1,284	31,278
OSI Systems, Inc. *	2,166	205,337
Pactiv Evergreen, Inc.	6,029	75,483
PAM Transportation Services, Inc. *	446	20,061
Park Aerospace Corp.	2,698	36,909
Park-Ohio Holdings Corp.	1,236	31,543
PGT Innovations, Inc. *	4,162	79,494
Plexus Corp. *	456	40,771
Powell Industries, Inc.	1,560	38,329
Primoris Services Corp.	7,731	189,332
Proto Labs, Inc. *	3,345	222,777
Pure Cycle Corp. *	214	2,848
Radiant Logistics, Inc. *	5,358	34,238
Ranpak Holdings Corp. *	4,364	117,042
RBC Bearings, Inc. *	3,346	710,021
Rexnord Corp.	8,148	523,835
Ryerson Holding Corp.	855	19,041
Safe Bulkers, Inc. * (Greece)	8,663	44,788
Sanmina Corp. *	9,304	358,576
Scorpio Tankers, Inc. (Monaco)	6,792	125,924
SFL Corp. Ltd. (Norway)	14,526	121,728
Sight Sciences, Inc. *	253	5,743
Southwest Gas Holdings, Inc. *	8,512	569,283
SPX Corp. *	1,023	54,679
SPX FLOW, Inc.	5,454	398,687
Standex International Corp.	1,755	173,587
Sterling Construction Co., Inc. *	3,131	70,980
Stoneridge, Inc. *	3,011	61,394
Sturm Ruger & Co., Inc.	169	12,469
Summit Materials, Inc. Class A *	17,063	545,504
Teekay Corp. * (Bermuda)	9,489	34,730
Teekay Tankers Ltd. Class A * (Bermuda)	3,226	46,874
Thermon Group Holdings, Inc. *	4,472	77,410
TimkenSteel Corp. *	6,859	89,716
Tredegar Corp.	643	7,832
TriMas Corp. *	5,958	192,801

	Shares	Value
Trinity Industries, Inc.	11,262	$305,989
Triumph Group, Inc. *	8,936	166,478
TTM Technologies, Inc. *	15,441	194,093
Turtle Beach Corp. *	374	10,405
Tutor Perini Corp. *	6,265	81,320
UFP Industries, Inc.	793	53,908
UFP Technologies, Inc. *	854	52,598
Universal Logistics Holdings, Inc.	188	3,775
US Ecology, Inc. *	3,906	126,359
US Xpress Enterprises, Inc. Class A *	4,348	37,523
View, Inc. *	13,623	73,837
Vishay Intertechnology, Inc.	16,774	336,990
Vishay Precision Group, Inc. *	1,704	59,248
Watts Water Technologies, Inc. Class A	1,693	284,576
Werner Enterprises, Inc.	8,015	354,824
Willis Lease Finance Corp. *	355	13,202
Worthington Industries, Inc.	4,838	254,963
Xometry, Inc. Class A *	238	13,725
Yellow Corp. *	6,633	37,476

		24,424,369

Technology - 3.4%
3D Systems Corp. *	1,518	41,851
Agilysys, Inc. *	306	16,022
Allscripts Healthcare Solutions, Inc. *	17,363	232,143
Alpha & Omega Semiconductor Ltd. *	537	16,846
American Software, Inc. Class A	1,017	24,154
Amkor Technology, Inc.	11,585	289,046
Asana, Inc. Class A *	844	87,641
AXT, Inc. *	6,839	56,969
Benefitfocus, Inc. *	963	10,689
Bottomline Technologies DE, Inc. *	5,278	207,320
Castlight Health, Inc. Class B *	16,822	26,411
Cloudera, Inc. *	13,025	208,009
Cohu, Inc. *	894	28,554
Computer Programs & Systems, Inc.	2,075	73,580
Conduent, Inc. *	24,500	161,455
Convey Holding Parent, Inc. *	626	5,258
CS Disco, Inc. *	1,018	48,803
CSG Systems International, Inc.	2,397	115,535
CTS Corp.	3,663	113,223
Daily Journal Corp. *	162	51,900
DarioHealth Corp. *	1,888	25,771
Desktop Metal, Inc. Class A *	4,354	31,218
Digi International, Inc. *	4,684	98,458
DigitalOcean Holdings, Inc. *	384	29,810
Diodes, Inc. *	1,382	125,195
Donnelley Financial Solutions, Inc. *	4,046	140,073
DSP Group, Inc. *	3,104	68,009
E2open Parent Holdings, Inc. *	23,092	260,940
Ebix, Inc.	3,950	106,374
eGain Corp. *	1,597	16,289
EMCORE Corp. *	4,313	32,261
Envestnet, Inc. *	470	37,713
EverCommerce, Inc. *	519	8,558
Evolent Health, Inc. Class A *	8,932	276,892
ExOne Co. *	2,232	52,184
Forian, Inc. *	223	2,301
FormFactor, Inc. *	1,361	50,806
Genius Brands International, Inc. *	39,031	53,082
GTY Technology Holdings, Inc. *	4,473	33,637
Inseego Corp. *	9,273	61,758
Insight Enterprises, Inc. *	3,227	290,688
Instructure Holdings, Inc. *	1,341	30,293
Intapp, Inc. *	324	8,346
Integral Ad Science Holding Corp. *	1,257	25,932
Kaltura, Inc. *	1,126	11,587
KBR, Inc.	2,522	99,367
ManTech International Corp. Class A	3,957	300,415
MeridianLink, Inc. *	400	8,944

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Model N, Inc. *	394	$ 13,199
NantHealth, Inc. *	1,562	2,515
NetScout Systems, Inc. *	10,132	273,057
NextGen Healthcare, Inc. *	8,264	116,522
ON24, Inc. *	1,301	25,942
Onto Innovation, Inc. *	4,748	343,043
Outbrain, Inc. *	575	8,510
Parsons Corp. *	3,863	130,415
PDF Solutions, Inc. *	4,365	100,570
Photronics, Inc. *	8,396	114,437
Ping Identity Holding Corp. *	6,915	169,902
PowerSchool Holdings, Inc. Class A *	4,897	120,515
QAD, Inc. Class A	227	19,838
Quantum Corp. *	7,853	40,679
Rackspace Technology, Inc. *	2,104	29,919
Rambus, Inc. *	15,410	342,102
Rekor Systems, Inc. *	1,580	18,154
SecureWorks Corp. Class A *	1,416	28,150
SkyWater Technology, Inc. *	80	2,176
Smith Micro Software, Inc. *	6,274	30,366
StarTek, Inc. *	2,260	12,453
Super Micro Computer, Inc. *	6,211	227,136
Unisys Corp. *	1,979	49,752
Veeco Instruments, Inc. *	6,913	153,538
Verint Systems, Inc. *	9,250	414,308
Xperi Holding Corp.	15,055	283,636

		7,173,144

Utilities - 4.0%
ALLETE, Inc.	7,652	455,447
American States Water Co.	2,562	219,102
Artesian Resources Corp. Class A	1,117	42,636
Avista Corp.	8,627	337,488
Black Hills Corp.	9,059	568,543
Brookfield Infrastructure Corp. Class A (Canada)	7,656	458,441
California Water Service Group	7,397	435,905
Chesapeake Utilities Corp.	2,406	288,840
Clearway Energy, Inc. Class A	3,786	106,765
Clearway Energy, Inc. Class C	8,670	262,441
MGE Energy, Inc.	5,267	387,125
Middlesex Water Co.	1,511	155,301
New Jersey Resources Corp.	13,925	484,729
Northwest Natural Holding Co.	4,511	207,461
NorthWestern Corp.	7,555	432,901
ONE Gas, Inc.	7,544	478,063
Ormat Technologies, Inc.	6,464	430,567
Otter Tail Corp.	6,020	336,939
PNM Resources, Inc.	12,218	604,547
Portland General Electric Co.	13,048	613,126
SJW Group	3,867	255,454
South Jersey Industries, Inc.	14,824	315,158
Spire, Inc.	7,366	450,652
Unitil Corp.	2,172	92,918
Via Renewables, Inc.	198	2,018
York Water Co.	684	29,877

		8,452,444

Total Common Stocks (Cost $199,315,019)		205,396,651

EXCHANGE-TRADED FUND - 1.4%
iShares Russell 2000 Value	18,517	2,966,979

Total Exchange-Traded Fund (Cost $2,984,049)		2,966,979

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.7%
Repurchase Agreement - 0.7%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $1,554,146; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $1,585,284)	$1,554,146	$ 1,554,146

Total Short-Term Investment (Cost $1,554,146)		1,554,146

TOTAL INVESTMENTS - 100.1% (Cost $203,853,214)		209,918,145

DERIVATIVES - (0.0%)		(10,498)

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(211,443)

NET ASSETS - 100.0%		$209,696,204

Notes to Schedule of Investments

(a)

An investment with a value of $369 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

(b)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Micro Russell 2000 E-Mini Index	12/21	122	$1,352,986	$1,342,488	($10,498)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$369	$-	$-	$369
	Common Stocks	205,396,651	205,396,651	-	-
	Exchange-Traded Fund	2,966,979	2,966,979	-	-
	Short-Term Investment	1,554,146	-	1,554,146	-

	Total Assets	209,918,145	208,363,630	1,554,146	369

Liabilities	Derivatives:
	Equity Contracts
	Futures	(10,498)	(10,498)	-	-

	Total Liabilities	(10,498)	(10,498)	-	-

	Total	$209,907,647	$208,353,132	$1,554,146	$369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
RIGHTS - 0.0%
India - 0.0%
Bharti Airtel Ltd. Exp 10/21/21*	6,280	$12,970

South Korea - 0.0%
Hyundai Engineering & Construction Co. Ltd. Exp 10/22/21*	47	3,183
Samsung Heavy Industries Co. Ltd. Exp 10/29/21*	5,393	4,874

		8,057

Total Rights (Cost $0)		21,027

WARRANTS - 0.0%
Thailand - 0.0%
BTS Group Holdings PCL Exercise @ THB 11.90 Exp 07/22/22 *	25,390	992
BTS Group Holdings PCL Exercise @ THB 14.90 Exp 07/22/22 *	50,780	1,883
Minor International PCL Exercise @ THB 31.00 Exp 02/15/24 *	3,344	396

		3,271

Total Warrants (Cost $0)		3,271

PREFERRED STOCKS - 1.9%
Brazil - 1.1%
Alpargatas SA *	6,700	64,961
Banco Bradesco SA	150,000	573,750
Bradespar SA	9,488	91,065
Braskem SA Class A *	6,500	70,828
Centrais Eletricas Brasileiras SA Class B	1,900	13,509
Cia Energetica de Minas Gerais	39,358	101,399
Cia Paranaense de Energia Class B	20,900	27,940
Gerdau SA	40,500	201,543
Itau Unibanco Holding SA	173,100	919,576
Itausa SA	155,800	318,709
Petroleo Brasileiro SA	169,300	846,539

		3,229,819

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	4,917	264,666

Colombia - 0.0%
Bancolombia SA	13,828	119,839

South Korea - 0.7%
Hyundai Motor Co.	1,607	128,059
Hyundai Motor Co.	616	49,595
LG Chem Ltd.	243	76,377
LG Household & Health Care Ltd.	75	40,522
Samsung Electronics Co. Ltd.	28,238	1,647,367

		1,941,920

Total Preferred Stocks (Cost $5,805,459)		5,556,244

	Shares	Value
COMMON STOCKS - 94.9%
Argentina - 0.0%
YPF SA ADR *	6,820	$31,781

Brazil - 3.1%
Adecoagro SA *	3,444	31,099
Ambev SA	169,100	475,092
Americanas SA *	15,964	90,641
Atacadao SA	18,800	61,312
B3 SA - Brasil Bolsa Balcao	218,500	511,167
Banco Bradesco SA	79,800	261,714
Banco BTG Pactual SA	42,300	195,431
Banco do Brasil SA	29,900	158,676
Banco Inter SA UNIT	11,967	102,513
Banco Santander Brasil SA	14,800	96,126
BB Seguridade Participacoes SA	24,200	88,654
BRF SA *	22,300	110,932
CCR SA	42,000	90,235
Centrais Eletricas Brasileiras SA	18,700	132,238
Cia de Saneamento Basico do Estado de Sao Paulo	12,500	88,532
Cia Siderurgica Nacional SA	25,500	134,530
Cosan SA	36,800	155,289
CPFL Energia SA	7,300	36,099
Energisa SA	6,800	54,830
Engie Brasil Energia SA	7,300	50,215
Equatorial Energia SA	31,300	145,702
Hapvida Participacoes e Investimentos SA ~	41,200	102,816
Hypera SA	14,100	83,216
Klabin SA *	25,100	111,586
Localiza Rent a Car SA	21,700	217,050
Lojas Renner SA	31,338	198,073
Magazine Luiza SA	104,600	275,437
Natura & Co Holding SA *	32,100	268,613
Notre Dame Intermedica Participacoes SA	18,600	254,831
Petrobras Distribuidora SA	41,926	180,846
Petroleo Brasileiro SA	133,400	689,567
Raia Drogasil SA	38,800	166,507
Rede D’Or Sao Luiz SA ~	14,300	178,325
Rumo SA *	46,500	143,366
Suzano SA *	26,700	267,306
Telefonica Brasil SA	18,300	144,061
TIM SA	29,900	64,514
TOTVS SA	17,100	113,356
Ultrapar Participacoes SA	26,000	70,374
Vale SA	141,500	1,980,987
Via SA *	44,400	62,861
WEG SA	59,400	432,268

		9,076,987

Chile - 0.3%
Banco de Chile	1,593,020	147,094
Banco de Credito e Inversiones SA	1,780	64,983
Banco Santander Chile	2,305,748	115,543
Cencosud SA	50,896	98,428
Cencosud Shopping SA	19,897	23,313
Cia Cervecerias Unidas SA	4,784	42,473
Colbun SA	278,003	45,054
Empresas CMPC SA	39,745	74,795
Empresas COPEC SA	14,353	119,136
Enel Americas SA	770,900	91,096
Enel Chile SA	1,072,172	50,871
Falabella SA	26,998	94,566

		967,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
China - 33.0%
21Vianet Group, Inc. ADR *	3,207	$55,513
360 DigiTech, Inc. ADR *	3,097	62,931
360 Security Technology, Inc. Class A *	15,100	27,676
3SBio, Inc. * ~	47,000	46,043
51Job, Inc. ADR *	1,056	73,424
A-Living Smart City Services Co. Ltd. Class H ~	19,750	70,137
AAC Technologies Holdings, Inc.	25,500	120,589
Addsino Co. Ltd. Class A	3,500	8,128
Advanced Micro-Fabrication Equipment, Inc. China Class A *	1,329	31,014
AECC Aero-Engine Control Co. Ltd. Class A	2,700	10,018
AECC Aviation Power Co. Ltd. Class A	5,600	46,053
Agile Group Holdings Ltd.	44,000	41,035
Agora, Inc. ADR *	1,710	49,590
Agricultural Bank of China Ltd. Class A	47,300	21,487
Agricultural Bank of China Ltd. Class H	1,072,000	368,265
Aier Eye Hospital Group Co. Ltd. Class A	11,020	90,828
Air China Ltd. Class A *	10,900	12,497
Air China Ltd. Class H *	72,000	47,499
Airtac International Group	5,000	155,560
Akeso, Inc. * ~	10,000	54,732
Alibaba Group Holding Ltd. *	541,320	10,021,965
Alibaba Health Information Technology Ltd. *	146,000	210,246
Aluminum Corp. of China Ltd. Class A *	9,000	10,695
Aluminum Corp. of China Ltd. Class H *	180,000	133,701
Angel Yeast Co. Ltd. Class A	2,500	19,341
Anhui Conch Cement Co. Ltd. Class H	52,500	283,576
Anhui Gujing Distillery Co. Ltd. Class A	500	18,391
Anhui Gujing Distillery Co. Ltd. Class B	4,800	62,291
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,100	7,425
Anhui Kouzi Distillery Co. Ltd. Class A	1,400	10,926
ANTA Sports Products Ltd.	39,000	736,456
Apeloa Pharmaceutical Co. Ltd. Class A	2,600	15,302
Asymchem Laboratories Tianjin Co. Ltd. Class A	500	34,424
Autobio Diagnostics Co. Ltd. Class A	1,100	9,073
Autohome, Inc. ADR	2,733	128,260
Avary Holding Shenzhen Co. Ltd. Class A	3,500	18,015
AVIC Electromechanical Systems Co. Ltd. Class A	8,500	17,410
AVIC Industry-Finance Holdings Co. Ltd. Class A	16,500	9,741
AviChina Industry & Technology Co. Ltd. Class H	84,000	52,847
Avicopter PLC Class A	1,300	11,136
Baidu, Inc. ADR *	9,893	1,521,049
Bank of Beijing Co. Ltd. Class A	40,200	27,066
Bank of Chengdu Co. Ltd. Class A	10,200	18,586
Bank of China Ltd. Class A	359,800	169,705
Bank of China Ltd. Class H	2,495,000	881,571
Bank of Communications Co. Ltd. Class A	172,900	120,186
Bank of Communications Co. Ltd. Class H	218,000	129,033
Bank of Hangzhou Co. Ltd. Class A	11,000	25,272
Bank of Jiangsu Co. Ltd. Class A	29,380	26,339
Bank of Nanjing Co. Ltd. Class A	21,200	29,577
Bank of Ningbo Co. Ltd. Class A	13,100	71,027
Bank of Shanghai Co. Ltd. Class A	28,400	32,057
Baoshan Iron & Steel Co. Ltd. Class A	50,600	67,608
Baozun, Inc. ADR *	2,225	39,004
BBMG Corp. Class A	23,900	10,404
BeiGene Ltd. ADR *	1,642	596,046
Beijing BDStar Navigation Co. Ltd. Class A *	1,500	9,336
Beijing Capital International Airport Co. Ltd. Class H *	64,000	37,518
Beijing Dabeinong Technology Group Co. Ltd. Class A	11,500	13,435
Beijing E-Hualu Information Technology Co. Ltd. Class A *	2,100	9,604
Beijing Enlight Media Co. Ltd. Class A	5,200	7,972
Beijing Enterprises Holdings Ltd.	18,000	71,847
Beijing Enterprises Water Group Ltd.	158,000	61,848
Beijing Kingsoft Office Software, Inc. Class A	828	35,847
Beijing New Building Materials PLC Class A	3,500	17,174
Beijing Originwater Technology Co. Ltd. Class A	8,900	10,681
Beijing Roborock Technology Co. Ltd. Class A	147	16,081

	Shares	Value
Beijing Shiji Information Technology Co. Ltd. Class A	1,620	$6,379
Beijing Shunxin Agriculture Co. Ltd. Class A	1,100	5,988
Beijing Sinnet Technology Co. Ltd. Class A	2,900	5,756
Beijing Tiantan Biological Products Corp. Ltd. Class A	3,900	19,242
Beijing United Information Technology Co. Ltd. Class A	800	14,130
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	900	30,809
Beijing Yanjing Brewery Co. Ltd. Class A	2,800	2,829
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	500	11,623
Beijing-Shanghai High Speed Railway Co. Ltd. Class A	85,000	62,483
Betta Pharmaceuticals Co. Ltd. Class A	1,000	14,438
BGI Genomics Co. Ltd. Class A	1,000	13,547
Bilibili, Inc. ADR *	5,869	388,352
BOC International China Co. Ltd. Class A	4,200	9,720
BOE Technology Group Co. Ltd. Class A	83,100	64,533
Bosideng International Holdings Ltd.	110,000	77,801
Burning Rock Biotech Ltd. ADR *	1,548	27,678
By-health Co. Ltd. Class A	3,200	13,989
BYD Co. Ltd. Class A	5,700	219,444
BYD Co. Ltd. Class H	25,500	792,601
BYD Electronic International Co. Ltd.	25,000	87,433
C&S Paper Co. Ltd. Class A	1,700	4,532
Caitong Securities Co. Ltd. Class A	5,900	9,837
CanSino Biologics, Inc. Class H * ~	3,200	113,185
CGN Power Co. Ltd. Class H ~	353,000	107,138
Chacha Food Co. Ltd. Class A	1,600	11,454
Changchun High & New Technology Industry Group, Inc. Class A	800	33,880
Changjiang Securities Co. Ltd. Class A	7,600	8,958
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	600	16,778
Chaozhou Three-Circle Group Co. Ltd. Class A	4,000	22,869
Chifeng Jilong Gold Mining Co. Ltd. Class A *	2,700	6,415
China Aoyuan Group Ltd.	37,000	19,503
China Baoan Group Co. Ltd. Class A	5,700	16,727
China Bohai Bank Co. Ltd. Class H ~	115,500	45,104
China Cinda Asset Management Co. Ltd. Class H	316,000	53,366
China CITIC Bank Corp. Ltd. Class H	324,000	146,036
China Common Rich Renewable Energy Investments Ltd. * Ω ±	122,000	—
China Communications Services Corp. Ltd. Class H	92,000	50,878
China Conch Venture Holdings Ltd.	57,000	264,672
China Construction Bank Corp. Class A	60,500	55,680
China Construction Bank Corp. Class H	3,378,000	2,410,818
China CSSC Holdings Ltd. Class A	8,700	33,678
China East Education Holdings Ltd. * ~	20,000	20,630
China Eastern Airlines Corp. Ltd. Class A *	22,600	16,416
China Education Group Holdings Ltd.	28,000	48,298
China Everbright Bank Co. Ltd. Class A	163,600	85,557
China Everbright Environment Group Ltd.	131,000	98,441
China Everbright Ltd.	30,000	35,248
China Evergrande Group	65,000	24,557
China Feihe Ltd. ~	128,000	215,748
China Fortune Land Development Co. Ltd. Class A * ±	5,300	3,300
China Galaxy Securities Co. Ltd. Class A	6,300	10,173
China Galaxy Securities Co. Ltd. Class H	148,000	85,833
China Gas Holdings Ltd.	109,800	324,288
China Great Wall Securities Co. Ltd. Class A	5,700	10,385
China Greatwall Technology Group Co. Ltd. Class A	8,300	16,888
China Hongqiao Group Ltd.	80,000	101,527
China International Capital Corp. Ltd. Class A	1,200	10,615
China International Capital Corp. Ltd. Class H ~	54,800	143,256
China Jinmao Holdings Group Ltd.	214,000	76,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
China Jushi Co. Ltd. Class A	9,601	$25,893
China Lesso Group Holdings Ltd.	41,000	65,257
China Life Insurance Co. Ltd. Class A	3,100	14,243
China Life Insurance Co. Ltd. Class H	273,000	446,425
China Literature Ltd. * ~	15,200	115,353
China Longyuan Power Group Corp. Ltd. Class H	117,000	287,095
China Medical System Holdings Ltd.	47,000	85,657
China Meidong Auto Holdings Ltd.	20,000	100,633
China Mengniu Dairy Co. Ltd. *	112,000	721,261
China Merchants Bank Co. Ltd. Class A	38,400	298,471
China Merchants Bank Co. Ltd. Class H	144,500	1,149,951
China Merchants Energy Shipping Co. Ltd. Class A	16,200	13,830
China Merchants Port Holdings Co. Ltd.	54,000	92,341
China Merchants Securities Co. Ltd. Class A	14,300	40,312
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,600	39,149
China Minsheng Banking Corp. Ltd. Class A	200,100	120,917
China Molybdenum Co. Ltd. Class H	174,000	107,423
China National Building Material Co. Ltd. Class H	138,000	185,633
China National Chemical Engineering Co. Ltd. Class A	10,900	18,126
China National Medicines Corp. Ltd. Class A	900	4,071
China National Nuclear Power Co. Ltd. Class A	30,100	33,453
China National Software & Service Co. Ltd. Class A	1,000	7,585
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	7,900	53,402
China Oilfield Services Ltd. Class H	64,000	60,567
China Overseas Land & Investment Ltd.	135,500	306,651
China Overseas Property Holdings Ltd.	45,000	37,264
China Pacific Insurance Group Co. Ltd. Class H	112,000	332,573
China Petroleum & Chemical Corp. Class A	15,900	10,899
China Petroleum & Chemical Corp. Class H	938,000	462,239
China Power International Development Ltd.	139,000	73,744
China Railway Group Ltd. Class A	19,600	17,097
China Railway Group Ltd. Class H	182,000	90,329
China Railway Signal & Communication Corp. Ltd. Class A	22,640	18,041
China Resources Beer Holdings Co. Ltd.	52,000	384,594
China Resources Cement Holdings Ltd.	82,000	78,818
China Resources Gas Group Ltd.	34,000	178,634
China Resources Land Ltd.	114,000	479,786
China Resources Mixc Lifestyle Services Ltd. ~	20,400	112,227
China Resources Pharmaceutical Group Ltd. ~	63,000	30,921
China Resources Power Holdings Co. Ltd.	70,000	201,040
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	2,000	8,734
China Shenhua Energy Co. Ltd. Class H	141,000	328,452
China Southern Airlines Co. Ltd. Class A *	19,800	17,623
China Southern Airlines Co. Ltd. Class H *	74,000	41,581
China State Construction Engineering Corp. Ltd. Class A	93,400	69,186
China State Construction International Holdings Ltd.	70,000	61,113
China Taiping Insurance Holdings Co. Ltd.	56,400	85,339
China Tourism Group Duty Free Corp. Ltd. Class A	4,200	168,271
China Tower Corp. Ltd. Class H ~	1,518,000	198,375
China Traditional Chinese Medicine Holdings Co. Ltd.	94,000	47,502
China TransInfo Technology Co. Ltd. Class A	4,100	9,362
China United Network Communications Ltd. Class A	64,800	41,214
China Vanke Co. Ltd. Class H	83,500	228,315
China Yangtze Power Co. Ltd. Class A	49,600	168,513
China Yuhua Education Corp. Ltd. ~	54,000	26,221
China Zheshang Bank Co. Ltd. Class A	31,900	17,498
Chinasoft International Ltd. *	94,000	166,016
Chindata Group Holdings Ltd. ADR *	3,091	25,995
Chongqing Brewery Co. Ltd. Class A *	1,100	22,283
Chongqing Changan Automobile Co. Ltd. Class A	12,320	31,678

	Shares	Value
Chongqing Fuling Zhacai Group Co. Ltd. Class A *	2,700	$12,786
Chongqing Rural Commercial Bank Co. Ltd. Class A	67,400	40,167
Chongqing Zhifei Biological Products Co. Ltd. Class A	3,400	83,127
CIFI Ever Sunshine Services Group Ltd.	26,000	51,970
CIFI Holdings Group Co. Ltd.	124,000	84,179
CITIC Ltd.	209,000	221,276
CITIC Securities Co. Ltd. Class H	112,500	285,202
Contemporary Amperex Technology Co. Ltd. Class A	5,000	405,094
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	12,200	12,894
COSCO SHIPPING Holdings Co. Ltd. Class A *	16,910	44,692
COSCO SHIPPING Holdings Co. Ltd. Class H *	138,900	210,771
COSCO SHIPPING Ports Ltd.	62,000	53,548
Country Garden Holdings Co. Ltd.	271,000	279,430
Country Garden Services Holdings Co. Ltd.	54,000	426,705
CRRC Corp. Ltd. Class A	52,500	50,349
CSC Financial Co. Ltd. Class A	9,900	47,090
CSPC Pharmaceutical Group Ltd.	320,000	381,874
Daan Gene Co. Ltd. Class A	1,960	5,632
Dada Nexus Ltd. ADR *	2,040	40,882
Dali Foods Group Co. Ltd. ~	73,500	44,376
Daqo New Energy Corp. ADR *	2,102	119,814
DaShenLin Pharmaceutical Group Co. Ltd. Class A	1,200	7,875
DHC Software Co. Ltd. Class A	6,300	7,390
DiDi Global, Inc. ADR *	10,439	81,320
Dong-E-E-Jiao Co. Ltd. Class A	1,900	10,282
Dongfang Electric Corp. Ltd. Class A	6,000	16,925
Dongfeng Motor Group Co. Ltd. Class H	100,000	89,050
Dongxing Securities Co. Ltd. Class A	5,700	9,953
East Money Information Co. Ltd. Class A	22,120	116,956
Ecovacs Robotics Co. Ltd. Class A	1,100	25,819
ENN Energy Holdings Ltd.	28,200	465,116
ENN Natural Gas Co. Ltd. Class A	3,300	9,300
Eve Energy Co. Ltd. Class A	4,100	62,371
Everbright Securities Co. Ltd. Class A	8,000	19,122
Fangda Carbon New Material Co. Ltd. Class A	8,400	13,105
Far East Horizon Ltd.	63,000	63,934
FAW Jiefang Group Co. Ltd. Class A	6,300	10,425
Fiberhome Telecommunication Technologies Co. Ltd. Class A	3,500	9,532
Financial Street Holdings Co. Ltd. Class A	11,200	10,359
First Capital Securities Co. Ltd. Class A	6,700	7,477
Flat Glass Group Co. Ltd. Class H	19,000	88,907
Focus Media Information Technology Co. Ltd. Class A	35,900	40,607
Foshan Haitian Flavouring & Food Co. Ltd. Class A	7,540	127,853
Fosun International Ltd.	85,500	103,904
Founder Securities Co. Ltd. Class A	15,100	19,068
Foxconn Industrial Internet Co. Ltd. Class A	13,700	24,564
Fu Jian Anjoy Foods Co. Ltd. Class A	500	14,855
Fujian Sunner Development Co. Ltd. Class A	3,348	11,172
Fuyao Glass Industry Group Co. Ltd. Class A	3,400	22,167
Fuyao Glass Industry Group Co. Ltd. Class H ~	23,200	123,400
G-bits Network Technology Xiamen Co. Ltd. Class A	200	12,113
Ganfeng Lithium Co. Ltd. Class A	6,300	157,983
Ganfeng Lithium Co. Ltd. Class H ~	3,600	63,077
Gaotu Techedu, Inc. ADR *	3,954	12,139
GCL System Integration Technology Co. Ltd. Class A *	13,300	8,438
GCL-Poly Energy Holdings Ltd. * ±	243,000	61,806
GDS Holdings Ltd. ADR *	3,120	176,623
Geely Automobile Holdings Ltd.	210,000	602,827
GEM Co. Ltd. Class A	10,500	18,045
Gemdale Corp. Class A	11,000	19,038
Genscript Biotech Corp. *	40,000	153,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
GF Securities Co. Ltd. Class H	59,600	$103,933
Giant Network Group Co. Ltd. Class A	6,300	10,141
Gigadevice Semiconductor Beijing, Inc. Class A	1,480	33,010
GoerTek, Inc. Class A	8,100	53,681
GOME Retail Holdings Ltd. *	410,000	38,243
Gotion High-tech Co. Ltd. Class A *	3,400	24,837
Great Wall Motor Co. Ltd. Class A	15,200	123,208
Great Wall Motor Co. Ltd. Class H	86,000	316,440
Greenland Holdings Corp. Ltd. Class A	23,520	17,059
Greentown China Holdings Ltd.	28,500	42,982
Greentown Service Group Co. Ltd.	52,000	56,415
GRG Banking Equipment Co. Ltd. Class A	7,600	11,526
Guangdong Haid Group Co. Ltd. Class A	4,000	41,655
Guangdong Hongda Blasting Co. Ltd. Class A	2,200	9,207
Guangdong Investment Ltd.	102,000	133,102
Guangdong Kinlong Hardware Products Co. Ltd. Class A	700	14,860
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	1,800	5,104
Guanghui Energy Co. Ltd. Class A *	15,100	20,162
Guangzhou Automobile Group Co. Ltd. Class H	104,000	91,389
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	4,100	18,845
Guangzhou Haige Communications Group, Inc. Co. Class A	7,400	11,698
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,200	18,959
Guangzhou R&F Properties Co. Ltd. Class H	63,600	48,939
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,400	16,959
Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,880	44,000
Guangzhou Wondfo Biotech Co. Ltd. Class A	1,040	6,906
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	7,600	9,915
Guolian Securities Co. Ltd. Class A	4,700	9,661
Guosen Securities Co. Ltd. Class A	12,000	21,880
Guotai Junan Securities Co. Ltd. Class A	14,700	40,405
Guoyuan Securities Co. Ltd. Class A	6,600	7,892
Haidilao International Holding Ltd. ~	39,000	149,401
Haier Smart Home Co. Ltd. Class A	19,100	76,620
Haier Smart Home Co. Ltd. Class H	74,400	260,092
Haitian International Holdings Ltd.	23,000	71,361
Haitong Securities Co. Ltd. Class H	138,000	125,805
Hang Zhou Great Star Industrial Co. Ltd. Class A *	2,200	9,329
Hangzhou First Applied Material Co. Ltd. Class A	2,020	39,335
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,300	9,979
Hangzhou Robam Appliances Co. Ltd. Class A	2,000	10,433
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,400	29,823
Hangzhou Tigermed Consulting Co. Ltd. Class A	1,300	34,962
Hangzhou Tigermed Consulting Co. Ltd. Class H ~	3,500	74,011
Hansoh Pharmaceutical Group Co. Ltd. ~	44,000	111,381
Hefei Meiya Optoelectronic Technology, Inc. Class A	1,200	7,042
Heilongjiang Agriculture Co. Ltd. Class A	3,100	7,259
Hello Group, Inc. ADR	5,527	58,476
Henan Shuanghui Investment & Development Co. Ltd. Class A	6,170	25,870
Hengan International Group Co. Ltd.	23,500	125,316
Hengli Petrochemical Co. Ltd. Class A	13,800	55,145
HengTen Networks Group Ltd. *	96,000	28,190
Hengyi Petrochemical Co. Ltd. Class A	10,400	18,393
Hesteel Co. Ltd. Class A	21,525	9,212
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,100	20,296
Hongfa Technology Co. Ltd. Class A	1,400	13,490
Hopson Development Holdings Ltd.	24,600	87,590
Hua Hong Semiconductor Ltd. * ~	19,000	97,454
Huaan Securities Co. Ltd. Class A	14,310	11,833
Huadian Power International Corp. Ltd. Class A	17,100	12,516
Huadong Medicine Co. Ltd. Class A	3,500	16,053

	Shares	Value
Huafon Chemical Co. Ltd. Class A	11,100	$20,785
Huagong Tech Co. Ltd. Class A	2,400	10,789
Hualan Biological Engineering, Inc. Class A	3,900	16,788
Huaneng Power International, Inc. Class H	146,000	78,332
Huatai Securities Co. Ltd. Class H ~	85,400	131,613
Huaxi Securities Co. Ltd. Class A	1,200	1,781
Huaxia Bank Co. Ltd. Class A	23,000	19,770
Huaxin Cement Co. Ltd. Class A	3,500	11,085
Huayu Automotive Systems Co. Ltd. Class A	7,200	25,320
Huazhu Group Ltd. ADR *	6,347	291,073
Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,300	1,190
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,200	15,607
Humanwell Healthcare Group Co. Ltd. Class A	4,500	14,039
Hunan Valin Steel Co. Ltd. Class A	12,700	12,936
Hundsun Technologies, Inc. Class A	2,720	24,178
Hutchmed China Ltd. ADR *	2,936	107,487
HUYA, Inc. ADR *	3,155	26,313
I-Mab ADR *	1,153	83,581
Iflytek Co. Ltd. Class A	5,000	40,650
Imeik Technology Development Co. Ltd. Class A	400	37,040
Industrial & Commercial Bank of China Ltd. Class A	37,500	26,969
Industrial & Commercial Bank of China Ltd. Class H	2,127,000	1,179,047
Industrial Bank Co. Ltd. Class A	44,361	124,817
Industrial Securities Co. Ltd. Class A	15,100	22,887
Ingenic Semiconductor Co. Ltd. Class A	1,000	19,750
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A *	97,800	47,517
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	18,800	16,572
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	13,700	79,803
Innovent Biologics, Inc. * ~	41,500	399,655
Inspur Electronic Information Industry Co. Ltd. Class A	2,300	10,114
Intco Medical Technology Co. Ltd. Class A	1,350	12,248
iQIYI, Inc. ADR *	10,121	81,272
JA Solar Technology Co. Ltd. Class A	3,300	33,410
Jafron Biomedical Co. Ltd. Class A	1,100	9,958
Jason Furniture Hangzhou Co. Ltd. Class A	1,000	9,223
JCET Group Co. Ltd. Class A	4,000	19,674
JD Health International, Inc. * ~	12,450	119,981
JD.com, Inc. ADR *	30,974	2,237,562
Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	4,100	4,052
Jiangsu Eastern Shenghong Co. Ltd. Class A	7,200	31,081
Jiangsu Expressway Co. Ltd. Class H	38,000	38,397
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,700	35,250
Jiangsu Hengrui Medicine Co. Ltd. Class A	14,000	108,695
Jiangsu King’s Luck Brewery JSC Ltd. Class A	2,500	17,473
Jiangsu Shagang Co. Ltd. Class A	600	637
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,300	84,335
Jiangsu Yangnong Chemical Co. Ltd. Class A	700	11,317
Jiangsu Yoke Technology Co. Ltd. Class A	1,100	12,920
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,000	15,029
Jiangsu Zhongnan Construction Group Co. Ltd. Class A	9,700	6,642
Jiangsu Zhongtian Technology Co. Ltd. Class A	4,200	5,896
Jiangxi Copper Co. Ltd. Class H	49,000	87,176
Jiangxi Zhengbang Technology Co. Ltd. Class A	9,300	13,510
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	500	1,302
Jinke Properties Group Co. Ltd. Class A	7,200	5,730
Jinxin Fertility Group Ltd. * ~	44,000	65,256
JiuGui Liquor Co. Ltd. Class A	700	26,765
Jiumaojiu International Holdings Ltd. ~	27,000	81,322
Jo, Inc.are Pharmaceutical Group Industry Co. Ltd. Class A	5,000	8,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Joinn Laboratories China Co. Ltd. Class A	700	$17,094
Jointown Pharmaceutical Group Co. Ltd. Class A	2,500	5,993
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	2,000	9,787
Joyoung Co. Ltd. Class A	2,700	9,075
JOYY, Inc. ADR	1,949	106,864
Juewei Food Co. Ltd. Class A	1,600	15,806
Kaisa Group Holdings Ltd. *	85,000	23,129
KE Holdings, Inc. ADR *	12,851	234,659
Kingboard Holdings Ltd.	23,000	104,088
Kingdee International Software Group Co. Ltd. *	94,000	312,988
Kingfa Sci & Tech Co. Ltd. Class A	6,500	14,706
Kingsoft Cloud Holdings Ltd. ADR *	1,969	55,762
Kingsoft Corp. Ltd.	34,000	135,367
Kuaishou Technology * ~	9,500	101,391
Kuang-Chi Technologies Co. Ltd. Class A *	5,100	17,726
Kunlun Energy Co. Ltd.	142,000	147,855
Kunlun Tech Co. Ltd. Class A	4,300	11,280
Kweichow Moutai Co. Ltd. Class A	2,700	762,098
KWG Group Holdings Ltd. *	40,500	39,500
Lakala Payment Co. Ltd. Class A	2,400	9,149
Laobaixing Pharmacy Chain JSC Class A	1,500	10,877
LB Group Co. Ltd. Class A	4,000	17,642
Lee & Man Paper Manufacturing Ltd.	42,000	30,699
Lenovo Group Ltd.	260,000	339,358
Lens Technology Co. Ltd. Class A	12,000	38,546
Lepu Medical Technology Beijing Co. Ltd. Class A	4,400	18,231
Leyard Optoelectronic Co. Ltd. Class A	6,500	10,345
Li Auto, Inc. ADR *	19,268	506,556
Li Ning Co. Ltd.	80,000	922,059
Liaoning Cheng Da Co. Ltd. Class A	2,100	7,992
Lingyi iTech Guangdong Co. Class A *	15,900	15,825
Livzon Pharmaceutical Group, Inc. Class A	1,500	8,981
Logan Group Co. Ltd.	51,000	53,221
Longfor Group Holdings Ltd. ~	64,500	294,706
LONGi Green Energy Technology Co. Ltd. Class A	11,316	143,842
Lufax Holding Ltd. ADR *	6,055	42,264
Luxi Chemical Group Co. Ltd. Class A	4,700	13,608
Luxshare Precision Industry Co. Ltd. Class A	15,100	82,842
Luzhou Laojiao Co. Ltd. Class A	3,300	113,259
Maccura Biotechnology Co. Ltd. Class A	1,000	4,448
Mango Excellent Media Co. Ltd. Class A	4,500	30,339
Maxscend Microelectronics Co. Ltd. Class A	700	37,822
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A *	6,700	7,686
Meituan Class B * ~	143,800	4,590,300
Metallurgical Corp. of China Ltd. Class A	42,600	28,582
Microport Scientific Corp.	22,300	125,041
Midea Group Co. Ltd. Class A	7,800	83,871
Ming Yang Smart Energy Group Ltd. Class A	4,200	16,119
Ming Yuan Cloud Group Holdings Ltd. *	14,000	48,536
Minth Group Ltd.	26,000	88,948
MMG Ltd. *	112,000	46,534
Montage Technology Co. Ltd. Class A	1,205	11,019
Muyuan Foods Co. Ltd. Class A	11,860	94,407
NanJi E-Commerce Co. Ltd. Class A	7,500	7,641
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	2,741	15,214
Nanjing Securities Co. Ltd. Class A	6,500	9,987
NARI Technology Co. Ltd. Class A	12,160	67,160
National Silicon Industry Group Co. Ltd. Class A *	4,503	19,782
NAURA Technology Group Co. Ltd. Class A	1,000	56,075
NavInfo Co. Ltd. Class A *	2,600	4,414
NetEase, Inc. ADR	14,326	1,223,440
New China Life Insurance Co. Ltd. Class A	14,700	90,945
New China Life Insurance Co. Ltd. Class H	6,800	20,020
New Hope Liuhe Co. Ltd. Class A *	9,300	21,162
New Oriental Education & Technology Group, Inc. ADR *	53,594	109,868
Ninestar Corp. Class A	1,500	8,658
Ningbo Joyson Electronic Corp. Class A	2,900	7,789

	Shares	Value
Ningbo Tuopu Group Co. Ltd. Class A	2,400	$13,490
Ningxia Baofeng Energy Group Co. Ltd. Class A	12,100	29,843
NIO, Inc. ADR *	48,564	1,730,335
Noah Holdings Ltd. ADS ADR *	1,235	45,856
Nongfu Spring Co. Ltd. Class H ~	13,800	69,868
Northeast Securities Co. Ltd. Class A	7,600	10,117
Offcn Education Technology Co. Ltd. Class A *	1,700	2,857
Offshore Oil Engineering Co. Ltd. Class A	14,800	10,878
OFILM Group Co. Ltd. Class A	8,800	11,411
OneConnect Financial Technology Co. Ltd. ADR *	4,081	16,732
Oppein Home Group, Inc. Class A	1,200	24,116
Orient Securities Co. Ltd. Class A	14,200	33,105
Ovctek China, Inc. Class A	1,820	23,046
Pacific Securities Co. Ltd. Class A *	20,400	10,260
People’s Insurance Co. Group of China Ltd. Class A	135,300	105,732
Perfect World Co. Ltd. Class A	3,397	7,907
PetroChina Co. Ltd. Class A	16,900	15,639
PetroChina Co. Ltd. Class H	800,000	374,692
Pharmaron Beijing Co. Ltd. Class A	1,300	43,266
Pharmaron Beijing Co. Ltd. Class H ~	4,900	116,894
PICC Property & Casualty Co. Ltd. Class H	250,000	242,517
Pinduoduo, Inc. ADR *	15,642	1,418,260
Ping An Bank Co. Ltd. Class A	41,700	115,126
Ping An Healthcare and Technology Co. Ltd. * ~	16,100	104,942
Ping An Insurance Group Co. of China Ltd. Class A	35,400	263,977
Ping An Insurance Group Co. of China Ltd. Class H	214,000	1,463,626
Poly Developments and Holdings Group Co. Ltd. Class A	24,900	53,904
Poly Property Services Co. Ltd. Class H	4,400	26,285
Postal Savings Bank of China Co. Ltd. Class H ~	342,000	235,109
Power Construction Corp. of China Ltd. Class A	33,100	43,384
Powerlong Real Estate Holdings Ltd.	56,000	42,211
Proya Cosmetics Co. Ltd. Class A	600	16,056
Qingdao Rural Commercial Bank Corp. Class A	6,100	3,660
Raytron Technology Co. Ltd. Class A	829	11,213
RiseSun Real Estate Development Co. Ltd. Class A	7,300	5,429
Riyue Heavy Industry Co. Ltd. Class A	2,200	11,703
RLX Technology, Inc. ADR *	22,013	99,499
Rongsheng Petro Chemical Co. Ltd. Class A	22,097	63,908
SAIC Motor Corp. Ltd. Class A	16,700	49,150
Sailun Group Co. Ltd. Class A	2,100	3,717
Sanan Optoelectronics Co. Ltd. Class A	9,700	47,326
Sangfor Technologies, Inc. Class A	800	29,058
Sany Heavy Equipment International Holdings Co. Ltd.	40,000	47,323
Sany Heavy Industry Co. Ltd. Class A	19,000	74,463
SDIC Capital Co. Ltd. Class A	14,744	19,994
SDIC Power Holdings Co. Ltd. Class A	14,800	27,550
Sealand Securities Co. Ltd. Class A	14,500	9,186
Seazen Group Ltd. *	82,000	65,455
Seazen Holdings Co. Ltd. Class A	3,814	21,997
SF Holding Co. Ltd. Class A	9,600	96,800
SG Micro Corp. Class A	550	28,175
Shaanxi Coal Industry Co. Ltd. Class A	14,500	33,046
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	3,100	8,846
Shandong Gold Mining Co. Ltd. Class H ~	34,000	60,215
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	5,010	25,368
Shandong Linglong Tyre Co. Ltd. Class A	3,100	16,828
Shandong Nanshan Aluminum Co. Ltd. Class A	20,500	13,764
Shandong Sun Paper Industry JSC Ltd. Class A	7,500	13,796
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	88,000	156,149
Shanghai Bailian Group Co. Ltd. Class A	1,900	4,243
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	1,340	15,446

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Shanghai Baosight Software Co. Ltd. Class A	2,090	$21,240
Shanghai Construction Group Co. Ltd. Class A	23,900	15,164
Shanghai Electric Group Co. Ltd. Class A	27,900	22,374
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	12,100	97,411
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	4,500	23,037
Shanghai International Airport Co. Ltd. Class A *	1,200	8,165
Shanghai International Port Group Co. Ltd. Class A	14,700	13,822
Shanghai Jahwa United Co. Ltd. Class A	2,000	13,556
Shanghai Jinjiang International Hotels Co. Ltd. Class A	1,400	9,828
Shanghai Lingang Holdings Corp. Ltd. Class A	4,200	9,775
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	39,400	35,696
Shanghai M&G Stationery, Inc. Class A	2,400	25,222
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	34,100	66,093
Shanghai Pudong Development Bank Co. Ltd. Class A	62,336	86,583
Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,460	38,766
Shanghai RAAS Blood Products Co. Ltd. Class A	12,600	13,286
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	5,200	8,200
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	2,000	5,214
Shanxi Coking Coal Energy Group Co. Ltd. Class A	7,100	12,900
Shanxi Lu’an Environmental Energy Development Co. Ltd. Class A	6,500	14,961
Shanxi Meijin Energy Co. Ltd. Class A *	9,200	15,151
Shanxi Securities Co. Ltd. Class A	10,600	10,735
Shanxi Taigang Stainless Steel Co. Ltd. Class A	14,600	21,715
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,640	128,643
Shenergy Co. Ltd. Class A	10,700	13,083
Shenghe Resources Holding Co. Ltd. Class A	3,900	11,993
Shengyi Technology Co. Ltd. Class A	4,000	13,339
Shennan Circuits Co. Ltd. Class A	1,100	16,072
Shenwan Hongyuan Group Co. Ltd. Class A	48,300	40,973
Shenzhen Capchem Technology Co. Ltd. Class A	1,100	26,362
Shenzhen Energy Group Co. Ltd. Class A	12,100	17,579
Shenzhen Goodix Technology Co. Ltd. Class A	1,200	20,524
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	3,900	9,354
Shenzhen Inovance Technology Co. Ltd. Class A	5,650	54,912
Shenzhen International Holdings Ltd.	38,176	49,215
Shenzhen Investment Ltd.	90,000	22,561
Shenzhen Kaifa Technology Co. Ltd. Class A	3,200	6,936
Shenzhen Kangtai Biological Products Co. Ltd. Class A	1,500	25,503
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	2,600	155,202
Shenzhen MTC Co. Ltd. Class A *	11,500	8,757
Shenzhen Overseas Chinese Town Co. Ltd. Class A	16,200	18,683
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A *	2,800	12,522
Shenzhen SC New Energy Technology Corp. Class A	800	17,064
Shenzhen Sunlord Electronics Co. Ltd. Class A	2,000	10,481
Shenzhen Sunway Communication Co. Ltd. Class A	800	2,775
Shenzhou International Group Holdings Ltd.	29,700	630,337
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,320	13,628
Shimao Group Holdings Ltd.	45,000	82,477
Shimao Services Holdings Ltd. ~	20,000	41,350
Sichuan Chuantou Energy Co. Ltd. Class A	5,300	11,786

	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	4,400	$12,177
Sichuan Road & Bridge Co. Ltd. Class A	7,300	9,492
Sichuan Swellfun Co. Ltd. Class A	1,182	23,112
Silergy Corp.	3,000	436,360
Sinolink Securities Co. Ltd. Class A	8,100	14,237
Sinoma Science & Technology Co. Ltd. Class A	2,700	14,663
Sinopec Shanghai Petrochemical Co. Ltd. Class A	19,400	12,684
Sinopharm Group Co. Ltd. Class H	49,200	128,932
Sinotrans Ltd. Class A	9,700	8,171
Sinotruk Hong Kong Ltd.	24,000	35,550
Skshu Paint Co. Ltd. Class A	620	9,561
Smoore International Holdings Ltd. ~	64,000	298,015
Songcheng Performance Development Co. Ltd. Class A	6,900	14,966
SooChow Securities Co. Ltd. Class A	7,700	11,842
Southwest Securities Co. Ltd. Class A	13,000	10,245
Spring Airlines Co. Ltd. Class A *	1,400	11,772
StarPower Semiconductor Ltd. Class A	300	18,735
Sun Art Retail Group Ltd.	76,500	35,373
Sunac China Holdings Ltd.	91,000	193,965
Sunac Services Holdings Ltd. * ~	28,000	57,620
Sungrow Power Supply Co. Ltd. Class A	3,000	68,182
Suning.com Co. Ltd. Class A *	13,800	10,656
Sunny Optical Technology Group Co. Ltd.	25,400	665,096
Sunwoda Electronic Co. Ltd. Class A	3,200	18,391
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	3,500	11,238
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,400	2,333
Suzhou Maxwell Technologies Co. Ltd. Class A	200	18,739
TAL Education Group ADR *	14,320	69,309
Tangshan Jidong Cement Co. Ltd. Class A	500	995
TBEA Co. Ltd. Class A	7,500	27,901
TCL Technology Group Corp. Class A	25,800	24,850
Tencent Holdings Ltd.	205,300	12,256,147
Tencent Music Entertainment Group ADR *	24,290	176,102
Thunder Software Technology Co. Ltd. Class A	1,000	19,255
Tianfeng Securities Co. Ltd. Class A *	12,200	8,208
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	1,700	9,670
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	6,700	47,340
Tianma Microelectronics Co. Ltd. Class A	4,900	10,253
Tianshui Huatian Technology Co. Ltd. Class A	4,400	8,181
Tingyi Cayman Islands Holding Corp.	68,000	126,433
Toly Bread Co. Ltd. Class A	1,820	8,208
Tongcheng-Elong Holdings Ltd. *	34,000	82,102
TongFu Microelectronics Co. Ltd. Class A	1,400	4,086
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,100	1,791
Tongkun Group Co. Ltd. Class A	5,900	19,878
Tongling Nonferrous Metals Group Co. Ltd. Class A	26,900	16,077
Tongwei Co. Ltd. Class A	9,700	75,962
Topchoice Medical Corp. Class A *	800	37,386
Topsec Technologies Group, Inc. Class A	3,700	9,163
Topsports International Holdings Ltd. ~	53,000	60,192
Transfar Zhilian Co. Ltd. Class A	3,500	4,498
TravelSky Technology Ltd. Class H	35,000	67,506
Trip.com Group Ltd. ADR *	18,167	558,635
Tsingtao Brewery Co. Ltd. Class H	20,000	157,323
Uni-President China Holdings Ltd.	43,000	40,815
Unigroup Guoxin Microelectronics Co. Ltd. Class A	1,300	41,417
Unisplendour Corp. Ltd. Class A	6,200	23,838
Universal Scientific Industrial Shanghai Co. Ltd. Class A	4,500	9,609
Up Fintech Holding Ltd. ADR *	2,889	30,595
Venus MedTech Hangzhou, Inc. Class H * ~	8,500	43,596
Vipshop Holdings Ltd. ADR *	16,283	181,393
Walvax Biotechnology Co. Ltd. Class A	3,300	32,023
Wangfujing Group Co. Ltd. Class A	800	3,660

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Wanhua Chemical Group Co. Ltd. Class A	6,800	$111,171
Want Want China Holdings Ltd.	172,000	129,874
Weibo Corp. ADR *	2,264	107,517
Weichai Power Co. Ltd. Class H	87,000	180,065
Weifu High-Technology Group Co. Ltd. Class A	2,900	9,264
Weihai Guangwei Composites Co. Ltd. Class A	1,500	15,190
Weimob, Inc. * ~	60,000	86,605
Wens Foodstuffs Group Co. Ltd. Class A	15,200	33,979
Western Securities Co. Ltd. Class A	8,200	10,452
Wharf Holdings Ltd.	50,000	165,395
Will Semiconductor Co. Ltd. Shanghai Class A	1,900	70,916
Wingtech Technology Co. Ltd. Class A	2,800	40,352
Winning Health Technology Group Co. Ltd. Class A	6,400	14,333
Wuchan Zhongda Group Co. Ltd. Class A	7,700	7,721
Wuhan Guide Infrared Co. Ltd. Class A	4,340	15,617
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	4,500	14,567
Wuhu Token Science Co. Ltd. Class A	1,600	1,825
Wuliangye Yibin Co. Ltd. Class A	8,300	280,917
WUS Printed Circuit Kunshan Co. Ltd. Class A	5,400	9,332
WuXi AppTec Co. Ltd. Class A	500	11,789
WuXi AppTec Co. Ltd. Class H ~	17,640	410,656
Wuxi Biologics Cayman, Inc. * ~	128,500	2,084,307
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	1,660	17,724
Wuxi Shangji Automation Co. Ltd. Class A	600	25,722
XCMG Construction Machinery Co. Ltd. Class A	18,000	19,356
Xiamen C & D, Inc. Class A	1,800	2,324
Xiamen Intretech, Inc. Class A	1,700	8,855
Xiamen Tungsten Co. Ltd. Class A	3,100	11,270
Xiaomi Corp. Class B * ~	511,800	1,405,645
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	27,900	74,746
Xinyi Solar Holdings Ltd.	174,081	356,365
XPeng, Inc. ADR *	13,705	487,076
Yadea Group Holdings Ltd. ~	42,000	68,602
Yantai Eddie Precision Machinery Co. Ltd. Class A	1,440	8,010
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	1,800	13,364
Yanzhou Coal Mining Co. Ltd. Class H	66,000	124,458
Yealink Network Technology Corp. Ltd. Class A	1,700	21,359
Yifan Pharmaceutical Co. Ltd. Class A	4,200	10,176
Yifeng Pharmacy Chain Co. Ltd. Class A	2,080	16,714
Yihai International Holding Ltd. *	16,000	89,164
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,300	24,595
Yintai Gold Co. Ltd. Class A	4,300	5,653
Yixintang Pharmaceutical Group Co. Ltd. Class A	2,200	10,212
Yonghui Superstores Co. Ltd. Class A	11,700	7,076
Yonyou Network Technology Co. Ltd. Class A	6,900	35,331
Youngor Group Co. Ltd. Class A	9,200	9,127
YTO Express Group Co. Ltd. Class A	5,800	12,502
Yuan Longping High-tech Agriculture Co. Ltd. Class A *	2,700	8,954
Yuexiu Property Co. Ltd.	43,600	40,852
Yum China Holdings, Inc.	14,960	869,326
Yunda Holding Co. Ltd. Class A	8,400	24,956
Yunnan Aluminium Co. Ltd. Class A *	6,600	14,934
Yunnan Baiyao Group Co. Ltd. Class A	2,800	42,297
Yunnan Energy New Material Co. Ltd. Class A	2,000	86,521
Yutong Bus Co. Ltd. Class A	5,600	9,818
Zai Lab Ltd. ADR *	2,707	285,291
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,300	75,922
Zhaojin Mining Industry Co. Ltd. Class H	38,500	27,105
Zhefu Holding Group Co. Ltd. Class A	13,700	16,027
Zhejiang Century Huatong Group Co. Ltd. Class A *	19,720	22,538
Zhejiang China Commodities City Group Co. Ltd. Class A	10,600	7,684
Zhejiang Chint Electrics Co. Ltd. Class A	4,600	40,022
Zhejiang Dahua Technology Co. Ltd. Class A	7,300	26,630

	Shares	Value
Zhejiang Dingli Machinery Co. Ltd. Class A	1,200	$13,097
Zhejiang Expressway Co. Ltd. Class H	50,000	41,235
Zhejiang HangKe Technology, Inc. Co. Class A	900	11,429
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	4,400	12,038
Zhejiang Huayou Cobalt Co. Ltd. Class A	2,512	40,039
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,300	32,728
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,200	10,198
Zhejiang Juhua Co. Ltd. Class A	5,900	13,556
Zhejiang Longsheng Group Co. Ltd. Class A	5,000	10,430
Zhejiang NHU Co. Ltd. Class A	5,820	24,071
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	7,900	27,799
Zhejiang Satellite Petrochemical Co. Ltd. Class A	4,480	26,844
Zhejiang Semir Garment Co. Ltd. Class A	5,200	6,115
Zhejiang Supor Co. Ltd. Class A	1,800	12,999
Zhejiang Weixing New Building Materials Co. Ltd. Class A	2,400	6,255
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	1,200	10,857
Zhenro Properties Group Ltd.	52,000	28,389
Zheshang Securities Co. Ltd. Class A *	9,600	18,451
ZhongAn Online P&C Insurance Co. Ltd. Class H * ~	17,000	69,607
Zhongji Innolight Co. Ltd. Class A	1,700	9,127
Zhongjin Gold Corp. Ltd. Class A	8,500	10,993
Zhongsheng Group Holdings Ltd.	20,500	164,332
Zhongtai Securities Co. Ltd. Class A	12,100	17,798
Zhongtian Financial Group Co. Ltd. Class A *	6,200	2,598
Zhuzhou CRRC Times Electric Co. Class H *	19,700	90,259
Zhuzhou Kibing Group Co. Ltd. Class A	5,900	15,627
Zijin Mining Group Co. Ltd. Class A	36,700	56,862
Zijin Mining Group Co. Ltd. Class H	210,000	255,037
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	46,600	41,525
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	12,100	15,408
ZTE Corp. Class H	40,000	131,247
ZTO Express Cayman, Inc. ADR	15,421	472,808

		95,375,104

Colombia - 0.1%
Bancolombia SA	12,032	104,148
Ecopetrol SA	174,978	125,634
Grupo de Inversiones Suramericana SA	8,414	47,287
Interconexion Electrica SA ESP	15,610	93,058

		370,127

Czech Republic - 0.1%
CEZ AS	5,886	191,703
Komercni banka AS *	2,801	113,424
Moneta Money Bank AS * ~	13,611	54,907

		360,034

Egypt - 0.1%
Commercial International Bank Egypt SAE *	59,524	161,031
Eastern Co. SAE	35,253	27,449
Fawry for Banking & Payment Technology Services SAE *	19,050	17,220

		205,700

Greece - 0.2%
Alpha Services and Holdings SA *	77,709	97,487
Eurobank Ergasias Services and Holdings SA *	89,780	83,577
Hellenic Telecommunications Organization SA	8,010	150,357
JUMBO SA	3,984	64,870
OPAP SA	7,017	108,559

		504,850

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Hong Kong - 0.2%
Alibaba Pictures Group Ltd. *	410,000	$46,256
China Youzan Ltd. *	484,000	60,510
Huabao International Holdings Ltd.	33,000	64,462
Kingboard Laminates Holdings Ltd.	36,500	59,661
Nine Dragons Paper Holdings Ltd.	62,000	75,679
Sino Biopharmaceutical Ltd.	370,000	307,006
SSY Group Ltd.	46,000	24,775
Vinda International Holdings Ltd.	13,000	38,409

		676,758

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	14,433	119,907
OTP Bank Nyrt *	7,987	467,344
Richter Gedeon Nyrt	5,177	141,576

		728,827

India - 11.8%
ACC Ltd.	2,645	80,032
Adani Enterprises Ltd.	9,992	197,015
Adani Green Energy Ltd. *	14,191	218,925
Adani Ports & Special Economic Zone Ltd.	18,555	183,729
Adani Total Gas Ltd.	10,038	192,457
Adani Transmission Ltd. *	9,860	206,054
Ambuja Cements Ltd.	25,800	138,653
Apollo Hospitals Enterprise Ltd.	3,643	219,240
Asian Paints Ltd.	13,663	595,582
Aurobindo Pharma Ltd.	10,819	105,245
Avenue Supermarts Ltd. * ~	5,782	330,052
Axis Bank Ltd. *	80,805	828,403
Bajaj Auto Ltd.	2,551	131,434
Bajaj Finance Ltd.	9,688	996,879
Bajaj Finserv Ltd.	1,368	327,023
Balkrishna Industries Ltd.	3,046	103,534
Bandhan Bank Ltd. ~	23,186	87,800
Berger Paints India Ltd.	9,028	98,130
Bharat Electronics Ltd.	43,892	119,379
Bharat Forge Ltd.	8,183	80,879
Bharat Petroleum Corp. Ltd.	29,884	173,268
Bharti Airtel Ltd. *	87,931	812,836
Biocon Ltd. *	14,805	72,209
Britannia Industries Ltd.	3,900	207,086
Cholamandalam Investment and Finance Co. Ltd.	14,202	107,213
Cipla Ltd.	17,051	225,436
Coal India Ltd.	54,141	134,541
Colgate-Palmolive India Ltd.	4,315	96,812
Container Corp. Of India Ltd.	8,962	84,596
Dabur India Ltd.	21,864	181,423
Divi’s Laboratories Ltd.	4,801	309,978
DLF Ltd.	22,459	125,226
Dr Reddy’s Laboratories Ltd.	4,126	270,666
Eicher Motors Ltd.	4,747	177,571
GAIL India Ltd.	55,194	117,576
Godrej Consumer Products Ltd. *	12,428	171,908
Grasim Industries Ltd.	9,211	206,356
Havells India Ltd.	9,015	165,719
HCL Technologies Ltd.	38,739	664,430
HDFC Asset Management Co. Ltd. ~	1,988	77,583
HDFC Life Insurance Co. Ltd. ~	29,040	281,965
Hero MotoCorp Ltd.	4,199	160,126
Hindalco Industries Ltd.	56,710	371,200
Hindustan Petroleum Corp. Ltd.	22,738	91,661
Hindustan Unilever Ltd.	29,286	1,064,903
Housing Development Finance Corp. Ltd.	61,125	2,259,050
ICICI Bank Ltd.	182,733	1,717,089
ICICI Lombard General Insurance Co. Ltd. ~	8,123	173,492
ICICI Prudential Life Insurance Co. Ltd. ~	12,661	114,304
Indian Oil Corp. Ltd.	64,469	108,187
Indraprastha Gas Ltd.	10,408	74,516

	Shares	Value
Indus Towers Ltd.	24,090	$99,582
Info Edge India Ltd.	2,763	238,486
Infosys Ltd.	121,666	2,727,779
InterGlobe Aviation Ltd. * ~	3,422	92,988
Ipca Laboratories Ltd.	2,379	76,997
ITC Ltd.	104,146	330,200
JSW Steel Ltd.	30,376	271,389
Jubilant Foodworks Ltd.	2,838	154,105
Kotak Mahindra Bank Ltd.	19,899	535,530
Larsen & Toubro Infotech Ltd. ~	1,877	145,137
Larsen & Toubro Ltd.	24,540	561,308
Lupin Ltd.	8,125	103,715
Mahindra & Mahindra Ltd.	30,895	332,699
Marico Ltd.	17,938	132,360
Maruti Suzuki India Ltd.	4,817	475,119
Motherson Sumi Systems Ltd.	45,795	138,633
MRF Ltd.	65	69,224
Muthoot Finance Ltd.	4,150	80,735
Nestle India Ltd.	1,197	312,751
NTPC Ltd.	172,968	329,433
Oil & Natural Gas Corp. Ltd.	92,038	177,936
Page Industries Ltd.	197	83,909
Petronet LNG Ltd.	25,007	80,133
PI Industries Ltd.	2,927	124,992
Pidilite Industries Ltd.	5,579	178,650
Piramal Enterprises Ltd.	3,473	120,750
Power Grid Corp. of India Ltd.	111,022	283,081
REC Ltd.	32,418	68,609
Reliance Industries Ltd.	101,665	3,440,830
SBI Cards & Payment Services Ltd. *	8,131	112,142
SBI Life Insurance Co. Ltd. ~	15,800	258,492
Shree Cement Ltd.	382	148,532
Shriram Transport Finance Co. Ltd.	7,394	128,610
Siemens Ltd.	2,679	76,667
State Bank of India	64,212	389,243
Sun Pharmaceutical Industries Ltd.	29,772	327,629
Tata Consultancy Services Ltd.	32,977	1,671,217
Tata Consumer Products Ltd.	20,976	229,238
Tata Motors Ltd. *	60,307	268,026
Tata Steel Ltd.	25,822	444,374
Tech Mahindra Ltd.	22,712	420,490
Titan Co. Ltd.	12,574	364,935
Torrent Pharmaceuticals Ltd.	1,878	77,814
Trent Ltd.	6,135	84,451
UltraTech Cement Ltd.	3,635	360,686
United Spirits Ltd. *	10,224	116,977
UPL Ltd.	18,105	172,098
Vedanta Ltd.	38,716	148,944
Wipro Ltd.	49,084	416,939
Yes Bank Ltd. *	410,022	68,887

		34,092,822

Indonesia - 1.3%
Aneka Tambang Tbk	314,600	49,846
P.T. Adaro Energy Tbk	548,700	67,075
P.T. Astra International Tbk	729,900	278,681
P.T. Bank Central Asia Tbk	394,100	959,916
P.T. Bank Mandiri Persero Tbk	664,800	284,127
P.T. Bank Negara Indonesia Persero Tbk	258,800	96,347
P.T. Bank Rakyat Indonesia Persero Tbk	2,456,197	654,691
P.T. Barito Pacific Tbk	995,300	66,673
P.T. Charoen Pokphand Indonesia Tbk	253,300	113,073
P.T. Gudang Garam Tbk	18,400	41,709
P.T. Indah Kiat Pulp & Paper Corp. Tbk	104,600	62,191
P.T. Indocement Tunggal Prakarsa Tbk	45,000	32,764
P.T. Indofood CBP Sukses Makmur Tbk	73,800	42,980
P.T. Indofood Sukses Makmur Tbk	162,300	71,804
P.T. Kalbe Farma Tbk	798,200	79,539
P.T. Merdeka Copper Gold Tbk *	374,100	65,474
P.T. Sarana Menara Nusantara Tbk	820,200	75,594

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
P.T. Semen Indonesia Persero Tbk	109,100	$62,006
P.T. Telekomunikasi Indonesia Persero Tbk	1,769,000	452,980
P.T. Tower Bersama Infrastructure Tbk	287,000	59,138
P.T. Unilever Indonesia Tbk	253,500	69,913
P.T. United Tractors Tbk	61,300	110,305

		3,796,826

Kuwait - 0.6%
Agility Public Warehousing Co. KSC	43,797	142,659
Boubyan Bank KSCP *	40,571	103,328
Kuwait Finance House KSCP	166,283	453,274
Mabanee Co. KPSC	20,869	53,206
Mobile Telecommunications Co. KSCP	75,548	149,794
National Bank of Kuwait SAKP	243,353	769,078

		1,671,339

Luxembourg - 0.0%
Reinet Investments SCA	4,841	91,016

Malaysia - 1.3%
AMMB Holdings Bhd *	69,900	53,095
Axiata Group Bhd	93,400	86,866
CIMB Group Holdings Bhd	233,600	265,647
Dialog Group Bhd	136,000	77,448
DiGi.Com Bhd	108,000	114,363
Fraser & Neave Holdings Bhd	4,500	28,676
Genting Bhd	73,800	88,846
Genting Malaysia Bhd	108,700	77,654
HAP Seng Consolidated Bhd	22,900	43,273
Hartalega Holdings Bhd	61,000	89,609
Hong Leong Bank Bhd	23,800	107,445
Hong Leong Financial Group Bhd	7,900	34,532
IHH Healthcare Bhd	64,100	102,585
IOI Corp. Bhd	87,700	78,975
Kossan Rubber Industries	47,700	26,320
Kuala Lumpur Kepong Bhd	16,000	76,895
Malayan Banking Bhd	142,285	273,592
Malaysia Airports Holdings Bhd *	37,800	62,165
Maxis Bhd	83,100	93,094
MISC Bhd	47,500	78,053
Nestle Malaysia Bhd	2,400	76,132
Petronas Chemicals Group Bhd	83,700	173,938
Petronas Dagangan Bhd	10,200	46,458
Petronas Gas Bhd	28,900	116,111
PPB Group Bhd	22,600	99,113
Press Metal Aluminium Holdings Bhd	116,300	159,456
Public Bank Bhd	524,700	510,099
QL Resources Bhd	38,300	49,219
RHB Bank Bhd	63,733	82,870
Sime Darby Bhd	97,400	52,812
Sime Darby Plantation Bhd	63,502	54,302
Supermax Corp. Bhd	54,000	30,828
Telekom Malaysia Bhd	41,100	55,922
Tenaga Nasional Bhd	79,900	184,386
Top Glove Corp. Bhd	189,300	130,224
Westports Holdings Bhd	39,400	42,350

		3,723,353

Mexico - 1.9%
America Movil SAB de CV Series L	1,224,900	1,083,578
Arca Continental SAB de CV	15,400	93,915
Becle SAB de CV	19,800	42,993
Cemex SAB de CV *	545,000	393,142
Coca-Cola Femsa SAB de CV	17,770	100,138
Fibra Uno Administracion SA de CV REIT	109,200	123,793
Fomento Economico Mexicano SAB de CV	69,500	603,468
Gruma SAB de CV Class B	7,355	84,199

	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Class B *	13,300	$154,634
Grupo Aeroportuario del Sureste SAB de CV Class B	7,160	133,814
Grupo Bimbo SAB de CV Class A	56,900	159,992
Grupo Carso SAB de CV Series A1	17,000	58,236
Grupo Financiero Banorte SAB de CV Class O	93,200	598,577
Grupo Financiero Inbursa SAB de CV Class O *	81,000	75,893
Grupo Mexico SAB de CV Class B	111,200	443,852
Grupo Televisa SAB	86,600	190,976
Industrias Penoles SAB de CV *	5,100	60,113
Kimberly-Clark de Mexico SAB de CV Class A	56,100	92,379
Megacable Holdings SAB de CV	9,700	29,652
Orbia Advance Corp. SAB de CV	38,000	97,405
Promotora y Operadora de Infraestructura SAB de CV	7,810	54,136
Telesites SAB de CV *	46,100	39,977
Wal-Mart de Mexico SAB de CV	186,800	634,658

		5,349,520

Pakistan - 0.0%
Habib Bank Ltd.	20,121	12,935
Lucky Cement Ltd. *	4,760	20,117
MCB Bank Ltd.	14,586	13,100

		46,152

Peru - 0.2%
Cia de Minas Buenaventura SAA ADR *	6,998	47,307
Credicorp Ltd.	2,426	269,140
Southern Copper Corp.	3,037	170,497

		486,944

Philippines - 0.6%
Aboitiz Equity Ventures, Inc.	70,900	67,550
Ayala Corp.	10,100	161,766
Ayala Land, Inc.	291,400	191,372
Bank of the Philippine Islands	65,510	104,603
BDO Unibank, Inc.	68,920	149,271
Globe Telecom, Inc.	960	56,158
GT Capital Holdings, Inc.	3,710	36,954
International Container Terminal Services, Inc.	35,430	135,441
JG Summit Holdings, Inc.	105,190	134,040
Jollibee Foods Corp.	16,500	66,311
Manila Electric Co.	8,250	48,060
Metro Pacific Investments Corp.	417,000	29,731
Metropolitan Bank & Trust Co.	68,300	58,403
PLDT, Inc.	2,540	83,654
SM Investments Corp.	8,630	167,491
SM Prime Holdings, Inc.	362,300	231,684
Universal Robina Corp.	30,280	80,672

		1,803,161

Poland - 0.7%
Allegro.eu SA * ~	12,948	188,332
Bank Polska Kasa Opieki SA	6,569	169,809
CD Projekt SA	2,619	126,279
Cyfrowy Polsat SA	9,862	88,224
Dino Polska SA * ~	1,736	145,000
KGHM Polska Miedz SA	4,987	196,445
LPP SA	39	145,125
Orange Polska SA *	21,141	42,683
PGE Polska Grupa Energetyczna SA *	31,179	69,681
Polski Koncern Naftowy ORLEN SA	10,740	221,273
Polskie Gornictwo Naftowe i Gazownictwo SA	63,436	103,099
Powszechna Kasa Oszczednosci Bank Polski SA *	31,487	333,369
Powszechny Zaklad Ubezpieczen SA	21,955	200,845
Santander Bank Polska SA *	1,247	94,123

		2,124,287

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Qatar - 0.7%
Barwa Real Estate Co.	65,294	$56,340
Commercial Bank PSQC	71,352	120,501
Industries Qatar QSC	54,588	231,635
Masraf Al Rayan QSC	129,725	159,582
Mesaieed Petrochemical Holding Co.	154,675	95,462
Ooredoo QPSC	28,308	57,059
Qatar Electricity & Water Co. QSC	15,172	70,547
Qatar Fuel QSC	17,414	85,803
Qatar Gas Transport Co. Ltd.	88,020	74,797
Qatar International Islamic Bank QSC	26,663	71,194
Qatar Islamic Bank SAQ	41,270	206,860
Qatar National Bank QPSC	161,352	848,638

		2,078,418

Romania - 0.0%
NEPI Rockcastle PLC	15,431	107,124

Russia - 3.8%
Alrosa PJSC	93,360	169,930
Gazprom PJSC	19,300	96,168
Gazprom PJSC ADR (OTC)	8,195	81,458
Gazprom PJSC ADR (SEAQ)	194,171	1,919,096
Inter RAO UES PJSC	1,283,500	81,833
LUKOIL PJSC	1,419	134,041
LUKOIL PJSC ADR (SEAQ)	13,502	1,282,343
Magnit PJSC GDR ~	1,481	24,955
Magnit PJSC GDR (LI) ~	10,327	174,122
Mail.Ru Group Ltd. GDR * ~	4,153	85,214
MMC Norilsk Nickel PJSC	130	38,746
MMC Norilsk Nickel PJSC ADR	21,428	636,765
Mobile TeleSystems PJSC ADR	16,042	154,645
Moscow Exchange MICEX-RTS PJSC	53,730	127,964
Novatek PJSC GDR (LI) ~	3,263	854,673
Novolipetsk Steel PJSC GDR	5,477	161,566
Ozon Holdings PLC ADR *	1,869	92,324
PhosAgro PJSC GDR ~	5,037	112,224
Polymetal International PLC	12,722	214,955
Polyus PJSC ADR	2,028	166,296
Polyus PJSC GDR ~	262	21,536
Rosneft Oil Co. PJSC GDR ~	41,896	350,894
Sberbank of Russia PJSC	6,790	31,663
Sberbank of Russia PJSC ADR (OTC)	3,843	72,056
Sberbank of Russia PJSC ADR (SEAQ)	92,176	1,718,487
Severstal PAO GDR ~	7,476	156,136
Surgutneftegas PJSC ADR (LI)	53,455	267,764
Tatneft PJSC ADR	8,072	350,421
TCS Group Holding PLC GDR ~	4,147	380,609
VTB Bank PJSC GDR ~	57,906	80,026
X5 Retail Group NV GDR ~	4,315	139,393
Yandex NV Class A *	10,669	850,213

		11,028,516

Saudi Arabia - 3.3%
Abdullah Al Othaim Markets Co.	1,518	45,572
Advanced Petrochemical Co.	3,612	71,982
Al Rajhi Bank	43,763	1,425,828
Alinma Bank	35,144	224,305
Almarai Co. JSC	8,842	136,549
Arab National Bank	21,365	130,629
Bank Al-Jazira	14,443	70,647
Bank AlBilad *	13,081	142,144
Banque Saudi Fransi	21,353	237,401
Bupa Arabia for Cooperative Insurance Co.	2,151	85,565
Co for Cooperative Insurance	2,188	50,460

	Shares	Value
Dar Al Arkan Real Estate Development Co. *	17,778	$48,636
Dr Sulaiman Al Habib Medical Services Group Co.	1,919	88,908
Emaar Economic City *	13,829	49,038
Etihad Etisalat Co.	13,252	110,236
Jarir Marketing Co.	2,057	114,791
Mobile Telecommunications Co. Saudi Arabia *	15,232	56,856
Mouwasat Medical Services Co.	1,752	84,260
National Industrialization Co. *	11,347	70,468
National Petrochemical Co.	4,402	58,682
Rabigh Refining & Petrochemical Co. *	7,317	54,295
Riyad Bank	48,616	349,970
SABIC Agri-Nutrients Co.	7,536	346,351
Sahara International Petrochemical Co.	13,168	153,000
Saudi Arabian Mining Co. *	15,161	337,337
Saudi Arabian Oil Co. ~	78,763	755,342
Saudi Basic Industries Corp.	32,088	1,084,350
Saudi British Bank	28,932	255,711
Saudi Cement Co.	2,634	44,102
Saudi Electricity Co.	30,043	214,708
Saudi Industrial Investment Group	8,376	90,643
Saudi Kayan Petrochemical Co. *	27,183	147,866
Saudi National Bank	78,367	1,282,890
Saudi Telecom Co.	21,290	720,887
Savola Group	9,577	95,752
Yanbu National Petrochemical Co.	9,163	173,213

		9,409,374

Singapore - 0.0%
BOC Aviation Ltd. ~	6,800	56,739

South Africa - 2.9%
Absa Group Ltd.	25,855	261,632
African Rainbow Minerals Ltd.	3,737	47,699
Anglo American Platinum Ltd.	1,896	164,234
Aspen Pharmacare Holdings Ltd.	13,694	246,376
Bid Corp. Ltd. *	12,173	260,787
Bidvest Group Ltd.	10,411	135,506
Capitec Bank Holdings Ltd.	2,914	352,012
Clicks Group Ltd.	8,937	164,808
Discovery Ltd. *	15,341	140,175
Exxaro Resources Ltd.	9,303	99,481
FirstRand Ltd.	180,478	773,148
Gold Fields Ltd.	31,599	259,018
Growthpoint Properties Ltd. REIT	121,155	115,051
Harmony Gold Mining Co. Ltd.	18,539	57,694
Impala Platinum Holdings Ltd.	28,416	320,244
Kumba Iron Ore Ltd.	2,312	75,960
Mr Price Group Ltd.	9,191	122,813
MTN Group Ltd. *	60,549	568,716
MultiChoice Group	13,296	100,805
Naspers Ltd. Class N	7,762	1,282,901
Nedbank Group Ltd.	13,842	160,915
Northam Platinum Holdings Ltd. *	12,689	151,101
Old Mutual Ltd.	167,758	184,594
Rand Merchant Investment Holdings Ltd.	25,133	62,754
Remgro Ltd.	18,910	170,593
Sanlam Ltd.	67,439	286,259
Sasol Ltd. *	20,170	382,305
Shoprite Holdings Ltd.	17,514	207,894
Sibanye Stillwater Ltd.	99,996	303,707
SPAR Group Ltd.	6,651	86,753
Standard Bank Group Ltd.	46,305	438,482
Tiger Brands Ltd.	6,047	75,200
Vodacom Group Ltd.	22,738	217,494
Woolworths Holdings Ltd.	36,021	140,366

		8,417,477

South Korea - 11.4%
Alteogen, Inc. *	962	58,352

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Amorepacific Corp.	1,127	$168,576
AMOREPACIFIC Group	1,034	42,474
BGF retail Co. Ltd.	252	36,000
Celltrion Healthcare Co. Ltd. *	3,036	277,701
Celltrion Pharm, Inc. *	570	69,782
Celltrion, Inc. *	3,439	747,017
Cheil Worldwide, Inc.	2,711	51,779
CJ CheilJedang Corp.	282	97,028
CJ Corp.	565	46,700
CJ ENM Co. Ltd.	386	48,912
CJ Logistics Corp. *	306	39,364
Coway Co. Ltd.	2,030	126,706
Daewoo Shipbuilding & Marine Engineering Co. Ltd. *	1,192	26,690
DB Insurance Co. Ltd.	1,570	84,001
Doosan Bobcat, Inc. *	1,913	63,781
Doosan Heavy Industries & Construction Co. Ltd. *	9,391	161,628
Douzone Bizon Co. Ltd.	664	53,342
E-MART, Inc.	680	93,612
Ecopro BM Co. Ltd.	394	152,975
Fila Holdings Corp.	1,633	58,226
Green Cross Corp.	212	58,810
GS Engineering & Construction Corp.	2,317	82,534
GS Holdings Corp.	1,624	60,625
Hana Financial Group, Inc.	10,729	417,056
Hankook Tire & Technology Co. Ltd.	2,701	97,882
Hanmi Pharm Co. Ltd.	223	51,497
Hanon Systems	6,994	91,603
Hanwha Solutions Corp. *	4,403	164,171
HLB, Inc. *	3,175	150,603
HMM Co. Ltd. *	9,231	260,371
Hotel Shilla Co. Ltd.	1,161	84,173
HYBE Co. Ltd. *	505	126,017
Hyundai Engineering & Construction Co. Ltd.	2,813	120,357
Hyundai Glovis Co. Ltd.	674	93,348
Hyundai Heavy Industries Holdings Co. Ltd.	1,773	96,009
Hyundai Mobis Co. Ltd.	2,363	498,636
Hyundai Motor Co.	4,901	815,847
Hyundai Steel Co.	3,186	125,108
Industrial Bank of Korea	8,771	77,279
Kakao Corp.	11,098	1,091,467
KakaoBank Corp. *	1,814	104,795
Kangwon Land, Inc. *	3,495	83,974
KB Financial Group, Inc.	14,097	655,616
Kia Corp.	9,434	637,140
Korea Aerospace Industries Ltd.	2,678	73,791
Korea Electric Power Corp.	9,115	180,430
Korea Investment Holdings Co. Ltd.	1,443	103,697
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	1,420	120,677
Korea Zinc Co. Ltd.	303	127,830
Korean Air Lines Co. Ltd. *	6,328	178,182
KT&G Corp.	4,221	288,773
Kumho Petrochemical Co. Ltd.	638	100,216
LG Chem Ltd.	1,650	1,070,141
LG Corp.	3,056	237,909
LG Display Co. Ltd. *	8,383	132,281
LG Electronics, Inc.	3,801	404,054
LG Household & Health Care Ltd.	335	377,686
LG Innotek Co. Ltd.	502	87,072
LG Uplus Corp.	7,384	92,822
Lotte Chemical Corp.	594	119,557
Lotte Shopping Co. Ltd.	352	30,109
Meritz Securities Co. Ltd.	11,730	48,613
Mirae Asset Securities Co. Ltd.	10,341	74,576
NAVER Corp.	4,399	1,427,330
NCSoft Corp.	590	298,867
Netmarble Corp. ~	787	77,683
NH Investment & Securities Co. Ltd.	5,478	58,988
Orion Corp.	803	79,126

	Shares	Value
Pan Ocean Co. Ltd.	9,091	$57,070
Pearl Abyss Corp. *	1,048	70,761
POSCO	2,647	728,874
POSCO Chemical Co. Ltd.	1,116	164,216
S-1 Corp.	632	44,624
S-Oil Corp.	1,597	146,677
Samsung Biologics Co. Ltd. * ~	590	432,938
Samsung C&T Corp.	3,029	312,167
Samsung Electro-Mechanics Co. Ltd.	2,011	297,581
Samsung Electronics Co. Ltd.	171,446	10,628,726
Samsung Engineering Co. Ltd. *	5,425	115,459
Samsung Fire & Marine Insurance Co. Ltd.	1,122	221,703
Samsung Heavy Industries Co. Ltd. *	16,293	84,825
Samsung Life Insurance Co. Ltd.	2,498	153,245
Samsung SDI Co. Ltd.	1,967	1,173,748
Samsung SDS Co. Ltd.	1,218	163,422
Samsung Securities Co. Ltd.	2,309	92,235
Seegene, Inc.	1,288	65,314
Shin Poong Pharmaceutical Co. Ltd.	1,107	52,725
Shinhan Financial Group Co. Ltd.	15,662	529,056
Shinsegae, Inc.	242	53,311
SK Biopharmaceuticals Co. Ltd. *	928	79,230
SK Bioscience Co. Ltd. *	681	155,583
SK Chemicals Co. Ltd.	286	67,814
SK Hynix, Inc.	19,488	1,668,296
SK IE Technology Co. Ltd. * ~	513	97,268
SK Innovation Co. Ltd. *	1,832	403,334
SK Telecom Co. Ltd. *	310	84,201
SK, Inc.	1,111	248,239
SKC Co. Ltd.	724	101,242
Woori Financial Group, Inc.	17,732	173,067
Yuhan Corp.	1,672	86,328

		33,093,253

Taiwan - 14.0%
Accton Technology Corp.	18,000	169,642
Acer, Inc.	103,000	90,760
Advantech Co. Ltd.	14,000	182,449
ASE Technology Holding Co. Ltd.	118,000	456,520
Asia Cement Corp.	79,000	128,552
ASMedia Technology, Inc.	1,000	59,068
Asustek Computer, Inc.	25,000	290,355
AU Optronics Corp.	300,000	188,079
Catcher Technology Co. Ltd.	24,000	143,465
Cathay Financial Holding Co. Ltd.	282,000	581,423
Chailease Holding Co. Ltd.	46,100	404,855
Chang Hwa Commercial Bank Ltd.	145,610	85,737
Cheng Shin Rubber Industry Co. Ltd.	65,000	82,461
China Development Financial Holding Corp.	489,000	247,300
China Life Insurance Co. Ltd.	72,000	74,617
China Steel Corp.	421,000	544,784
Chunghwa Telecom Co. Ltd.	134,000	530,843
Compal Electronics, Inc.	148,000	124,771
CTBC Financial Holding Co. Ltd.	654,000	535,227
Delta Electronics, Inc.	70,000	627,212
E.Sun Financial Holding Co. Ltd.	423,994	398,984
Eclat Textile Co. Ltd.	7,000	151,718
Evergreen Marine Corp. Taiwan Ltd.	90,000	399,830
Far Eastern New Century Corp.	106,000	112,876
Far EasTone Telecommunications Co. Ltd.	55,000	121,292
Feng TAY Enterprise Co. Ltd.	16,000	122,968
First Financial Holding Co. Ltd.	373,700	301,866
Formosa Chemicals & Fibre Corp.	124,000	370,972
Formosa Petrochemical Corp.	40,000	141,647
Formosa Plastics Corp.	136,000	549,843
Foxconn Technology Co. Ltd.	34,000	85,029
Fubon Financial Holding Co. Ltd.	260,700	712,450
Giant Manufacturing Co. Ltd.	11,000	124,718
Globalwafers Co. Ltd.	8,000	225,680
Hiwin Technologies Corp.	9,270	102,331

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Hon Hai Precision Industry Co. Ltd.	445,000	$1,661,012
Hotai Motor Co. Ltd.	11,000	229,437
Hua Nan Financial Holdings Co. Ltd.	300,735	219,548
Innolux Corp.	329,000	198,030
Inventec Corp.	96,000	88,450
Largan Precision Co. Ltd.	3,000	233,730
Lite-On Technology Corp.	74,000	164,926
MediaTek, Inc.	54,000	1,738,124
Mega Financial Holding Co. Ltd.	387,000	444,086
Micro-Star International Co. Ltd.	24,000	110,692
momo.com, Inc.	2,000	115,913
Nan Ya Plastics Corp.	183,000	598,201
Nan Ya Printed Circuit Board Corp.	8,000	123,147
Nanya Technology Corp.	45,000	105,079
Nien Made Enterprise Co. Ltd.	6,000	84,871
Novatek Microelectronics Corp.	21,000	305,105
Oneness Biotech Co. Ltd. *	8,000	52,840
Pegatron Corp.	70,000	167,644
Phison Electronics Corp.	5,000	66,880
Pou Chen Corp.	80,000	96,388
Powertech Technology, Inc.	25,000	93,014
President Chain Store Corp.	20,000	200,702
Quanta Computer, Inc.	98,000	271,197
Realtek Semiconductor Corp.	16,000	281,886
Ruentex Development Co. Ltd.	42,000	86,060
Shanghai Commercial & Savings Bank Ltd.	130,000	206,573
Shin Kong Financial Holding Co. Ltd.	415,344	138,010
SinoPac Financial Holdings Co. Ltd.	357,000	177,369
Synnex Technology International Corp.	48,000	89,388
Taishin Financial Holding Co. Ltd.	372,171	240,931
Taiwan Cement Corp.	175,000	318,720
Taiwan Cooperative Financial Holding Co. Ltd.	334,560	264,540
Taiwan High Speed Rail Corp.	64,000	67,895
Taiwan Mobile Co. Ltd.	59,000	209,254
Taiwan Semiconductor Manufacturing Co. Ltd.	878,000	18,158,869
Uni-President Enterprises Corp.	171,000	417,778
Unimicron Technology Corp.	44,000	205,883
United Microelectronics Corp.	422,000	956,568
Vanguard International Semiconductor Corp.	32,000	171,761
Walsin Technology Corp. *	11,000	59,608
Wan Hai Lines Ltd.	22,000	159,023
Win Semiconductors Corp.	12,000	131,949
Winbond Electronics Corp.	104,000	97,518
Wistron Corp.	96,000	94,372
Wiwynn Corp.	3,000	92,897
WPG Holdings Ltd.	59,000	102,206
Yageo Corp. *	14,000	219,432
Yang Ming Marine Transport Corp. *	57,000	240,094
Yuanta Financial Holding Co. Ltd.	346,000	305,273
Zhen Ding Technology Holding Ltd.	24,000	84,383

		40,417,580

Tanzania - 0.1%
AngloGold Ashanti Ltd.	14,900	238,710

Thailand - 1.6%
Advanced Info Service PCL	34,400	198,477
Advanced Info Service PCL ADR	3,915	22,394
Advanced Info Service PCL NVDR	5,500	31,733
Airports of Thailand PCL	138,600	248,382
Airports of Thailand PCL ADR	30	535
Airports of Thailand PCL NVDR	28,700	51,433
Asset World Corp. PCL NVDR *	266,700	36,427
B Grimm Power PCL	28,400	34,266
Bangkok Commercial Asset Management PCL NVDR	54,200	29,303
Bangkok Dusit Medical Services PCL NVDR	323,900	217,256
Bangkok Expressway & Metro PCL	220,600	56,912
Bangkok Expressway & Metro PCL NVDR	37,800	9,752

	Shares	Value
Berli Jucker PCL	26,800	$25,983
Berli Jucker PCL NVDR	9,300	9,016
BTS Group Holdings PCL NVDR	253,900	70,365
Bumrungrad Hospital PCL NVDR	14,800	61,453
Carabao Group PCL NVDR	10,600	37,343
Central Pattana PCL NVDR	75,300	117,352
Central Retail Corp. PCL	41,300	40,608
Central Retail Corp. PCL NVDR	20,500	20,156
Charoen Pokphand Foods PCL NVDR	129,000	97,915
CP ALL PCL	159,400	297,977
CP ALL PCL NVDR	51,000	95,333
Delta Electronics Thailand PCL	10,500	145,855
Electricity Generating PCL	9,200	47,091
Energy Absolute PCL	50,600	91,065
Global Power Synergy PCL Class F	24,000	53,269
Global Power Synergy PCL NVDR	5,300	11,764
Gulf Energy Development PCL NVDR	100,400	122,548
Home Product Center PCL	177,300	70,822
Home Product Center PCL NVDR	77,500	30,957
Indorama Ventures PCL	53,900	70,890
Indorama Ventures PCL NVDR	49,300	64,215
Intouch Holdings PCL NVDR	38,300	90,950
Krung Thai Bank PCL	90,000	29,043
Krung Thai Bank PCL NVDR	29,400	9,487
Krungthai Card PCL	25,600	41,193
Land & Houses PCL	220,800	51,604
Land & Houses PCL NVDR	120,700	28,209
Minor International PCL NVDR *	110,690	102,574
Muangthai Capital PCL	23,900	40,820
Osotspa PCL	23,600	23,610
Osotspa PCL NVDR	17,900	17,907
PTT Exploration & Production PCL NVDR	47,800	164,668
PTT Global Chemical PCL	68,400	126,773
PTT Global Chemical PCL NVDR	21,100	39,107
PTT Oil & Retail Business PCL NVDR	92,400	74,666
PTT PCL	331,300	383,198
PTT PCL NVDR	25,600	29,281
Ratch Group PCL	19,300	25,735
SCG Packaging PCL NVDR	46,600	82,801
Siam Cement PCL	24,600	291,174
Siam Cement PCL NVDR	4,300	50,896
Siam Commercial Bank PCL	30,300	108,481
Sri Trang Gloves Thailand PCL NVDR	35,200	32,511
Srisawad Corp. PCL	17,200	31,789
Srisawad Corp. PCL NVDR	7,900	14,601
Thai Oil PCL	31,000	47,413
Thai Union Group PCL Class F	99,100	63,558
True Corp. PCL	264,500	32,738
True Corp. PCL NVDR	203,600	22,759

		4,576,393

Turkey - 0.3%
Akbank T.A.S.	113,229	67,864
Aselsan Elektronik Sanayi Ve Ticaret AS	23,694	40,338
BIM Birlesik Magazalar AS	16,486	118,459
Eregli Demir ve Celik Fabrikalari TAS	50,644	93,261
Ford Otomotiv Sanayi AS	2,449	46,017
KOC Holding AS	25,337	64,446
Turkcell Iletisim Hizmetleri AS	45,577	78,202
Turkiye Garanti Bankasi AS	84,649	87,749
Turkiye Is Bankasi AS Class C	58,474	33,971
Turkiye Petrol Rafinerileri AS *	4,273	55,565
Turkiye Sise ve Cam Fabrikalari AS	46,544	42,865

		728,737

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	99,503	202,899
Abu Dhabi Islamic Bank PJSC	52,254	82,144
Abu Dhabi National Oil Co. for Distribution PJSC	89,314	101,152
Aldar Properties PJSC	139,395	154,077

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Dubai Islamic Bank PJSC	63,870	$85,764
Emaar Properties PJSC	127,721	141,166
Emirates NBD Bank PJSC	89,936	347,683
Emirates Telecommunications Group Co. PJSC	62,139	406,196
First Abu Dhabi Bank PJSC	155,858	754,436

		2,275,517

United States - 0.2%

Globant SA *	1,401	393,695
JBS SA	31,500	214,425

		608,120

Total Common Stocks (Cost $237,132,073)		274,518,898

	Principal Amount
SHORT-TERM INVESTMENT - 2.2%
Repurchase Agreement - 2.2%

Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $6,383,793; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $6,511,552)	$6,383,793	6,383,793

Total Short-Term Investment (Cost $6,383,793)		6,383,793

TOTAL INVESTMENTS - 99.0% (Cost $249,321,325)		286,483,233

DERIVATIVES - (0.1%)		(308,462)

OTHER ASSETS & LIABILITIES, NET - 1.1%		3,161,641

NET ASSETS - 100.0%		$289,336,412

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD EMERGING MARKETS INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index	12/21	166	$10,646,942	$10,338,480	($308,462)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$21,027	$-	$21,027	$-
	Warrants
	Thailand	3,271	396	2,875	-

	Preferred Stocks
	Brazil	3,229,819	3,229,819	-	-
	Chile	264,666	-	264,666	-
	Colombia	119,839	119,839	-	-
	South Korea	1,941,920	-	1,941,920	-

	Total Preferred Stocks	5,556,244	3,349,658	2,206,586	-

	Common Stocks
	Argentina	31,781	31,781	-	-
	Brazil	9,076,987	9,076,987	-	-
	Chile	967,352	561,023	406,329	-
	China	95,375,104	15,967,306	79,342,692	65,106
	Colombia	370,127	370,127	-	-
	Czech Republic	360,034	246,610	113,424	-
	Egypt	205,700	44,669	161,031	-
	Greece	504,850	-	504,850	-
	Hong Kong	676,758	38,409	638,349	-
	Hungary	728,827	141,576	587,251	-
	India	34,092,822	192,457	33,900,365	-
	Indonesia	3,796,826	-	3,796,826	-
	Kuwait	1,671,339	1,325,680	345,659	-
	Luxembourg	91,016	91,016	-	-
	Malaysia	3,723,353	2,443,440	1,279,913	-
	Mexico	5,349,520	5,349,520	-	-
	Pakistan	46,152	26,035	20,117	-
	Peru	486,944	486,944	-	-
	Philippines	1,803,161	1,249,058	554,103	-
	Poland	2,124,287	806,586	1,317,701	-
	Qatar	2,078,418	1,926,616	151,802	-
	Romania	107,124	107,124	-	-
	Russia	11,028,516	2,017,482	9,011,034	-
	Saudi Arabia	9,409,374	3,443,122	5,966,252	-
	Singapore	56,739	-	56,739	-
	South Africa	8,417,477	4,138,578	4,278,899	-
	South Korea	33,093,253	305,002	32,788,251	-
	Taiwan	40,417,580	-	40,417,580	-
	Tanzania	238,710	-	238,710	-
	Thailand	4,576,393	335,743	4,240,650	-
	Turkey	728,737	379,989	348,748	-
	United Arab Emirates	2,275,517	1,406,170	869,347	-
	United States	608,120	608,120	-	-

	Total Common Stocks	274,518,898	53,117,170	221,336,622	65,106

	Short-Term Investment	6,383,793	-	6,383,793	-

	Total Assets	286,483,233	56,467,224	229,950,903	65,106

Liabilities	Derivatives:
	Equity Contracts
	Futures	(308,462)	(308,462)	-	-

	Total Liabilities	(308,462)	(308,462)	-	-

	Total	$286,174,771	$56,158,762	$229,950,903	$65,106

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments

September 30, 2021 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.6%
Germany - 0.6%

Bayerische Motoren Werke AG	2,474	$187,668
Henkel AG & Co. KGaA	7,726	714,721
Porsche Automobil Holding SE	6,603	652,973
Sartorius AG	1,132	720,641
Volkswagen AG	7,993	1,781,660

		4,057,663

Total Preferred Stocks (Cost $3,640,017)		4,057,663

COMMON STOCKS - 97.1%

Australia - 6.7%

Afterpay Ltd. *	9,370	814,019
Australia & New Zealand Banking Group Ltd.	122,804	2,466,217
BHP Group Ltd.	127,193	3,397,050
BHP Group PLC	91,228	2,298,430
Brambles Ltd.	62,369	479,583
Coles Group Ltd.	57,541	698,949
Commonwealth Bank of Australia	76,596	5,684,214
CSL Ltd.	19,647	4,104,870
Fortescue Metals Group Ltd.	73,120	778,875
Glencore PLC *	431,793	2,031,199
Goodman Group REIT	71,682	1,102,976
Macquarie Group Ltd.	14,862	1,920,115
National Australia Bank Ltd.	142,479	2,809,831
Newcrest Mining Ltd.	35,347	585,972
Ramsay Health Care Ltd.	7,934	393,182
Rio Tinto Ltd.	16,029	1,141,120
Rio Tinto PLC	48,499	3,179,213
Sydney Airport * >>	57,443	337,353
Telstra Corp. Ltd.	179,686	503,498
Transurban Group *	13,128	132,310
Transurban Group >>	118,150	1,190,771
Wesfarmers Ltd.	48,921	1,945,754
Westpac Banking Corp.	158,409	2,929,534
Woodside Petroleum Ltd.	41,531	710,151
Woolworths Group Ltd.	54,725	1,537,130

		43,172,316

Belgium - 0.6%

Anheuser-Busch InBev SA/NV	32,901	1,866,059
Groupe Bruxelles Lambert SA	4,872	535,898
KBC Group NV	10,789	973,216
UCB SA	5,450	610,276

		3,985,449

Brazil - 0.1%
Wheaton Precious Metals Corp.	19,440	731,801

Canada - 10.2%

Agnico Eagle Mines Ltd.	10,483	543,848
Alimentation Couche-Tard, Inc. Class B	35,595	1,361,861
Bank of Montreal	27,914	2,786,772
Bank of Nova Scotia	52,319	3,220,266
Barrick Gold Corp.	13,874	251,092
Barrick Gold Corp. (TSE)	62,860	1,135,014
BCE, Inc.	3,168	158,700
Brookfield Asset Management, Inc. Class A	55,410	2,969,112
Canadian Imperial Bank of Commerce	19,322	2,150,957
Canadian National Railway Co.	30,667	3,553,847
Canadian Natural Resources Ltd. (TSE)	51,136	1,869,657

	Shares	Value
Canadian Pacific Railway Ltd.	28,749	$1,877,333
CGI, Inc. *	9,539	810,280
Constellation Software, Inc.	869	1,423,648
Enbridge, Inc.	87,469	3,484,672
Fairfax Financial Holdings Ltd.	1,124	453,744
Fortis, Inc.	20,173	894,932
Franco-Nevada Corp.	8,247	1,071,407
George Weston Ltd.	3,271	352,822
Great-West Lifeco, Inc.	11,836	360,145
Hydro One Ltd. ~	14,254	336,937
Imperial Oil Ltd.	10,956	346,257
Intact Financial Corp.	7,585	1,002,949
Loblaw Cos. Ltd.	7,376	506,176
Magna International, Inc.	12,349	929,344
Manulife Financial Corp.	83,659	1,610,300
National Bank of Canada	14,508	1,114,273
Nutrien Ltd.	24,606	1,597,078
Pembina Pipeline Corp.	23,721	751,933
Power Corp. of Canada	24,065	793,237
Restaurant Brands International, Inc.	11,899	729,009
Rogers Communications, Inc. Class B (TSE)	15,233	711,378
Royal Bank of Canada	61,520	6,121,400
Saputo, Inc.	10,736	273,020
Shaw Communications, Inc. Class B (TSE)	19,535	567,881
Shopify, Inc. Class A *	4,868	6,607,582
Sun Life Financial, Inc.	25,080	1,291,028
Suncor Energy, Inc.	64,918	1,345,923
TC Energy Corp.	42,299	2,035,802
TELUS Corp.	19,286	423,908
Thomson Reuters Corp.	7,501	829,398
Toronto-Dominion Bank	78,508	5,197,297

		65,852,219

China - 0.6%
BOC Hong Kong Holdings Ltd.	160,000	482,147
Budweiser Brewing Co. APAC Ltd. ~	74,000	187,963
Prosus NV *	40,281	3,224,131
Wilmar International Ltd.	81,900	253,021

		4,147,262

Denmark - 2.2%
AP Moller - Maersk AS Class A	138	355,631
AP Moller - Maersk AS Class B	248	671,358
Carlsberg AS Class B	4,335	707,226
Coloplast AS Class B	5,125	801,357
DSV A/S	8,710	2,084,858
Novo Nordisk AS Class B	72,699	7,007,420
Orsted AS ~	8,168	1,076,661
Vestas Wind Systems AS	43,592	1,748,433

		14,452,944

Finland - 1.1%
Fortum OYJ	19,173	582,209
Kone OYJ Class B	14,671	1,030,613
Neste OYJ	18,280	1,031,217
Nokia OYJ (OMXH) *	232,740	1,283,632
Nordea Bank Abp	139,954	1,803,485
Sampo OYJ Class A	21,478	1,061,890

		6,793,046

France - 9.3%
Air Liquide SA	20,458	3,276,555
Airbus SE *	25,451	3,374,188
AXA SA	83,416	2,311,728
BNP Paribas SA	48,544	3,105,877
Cie de Saint-Gobain	21,803	1,467,277
Cie Generale des Etablissements Michelin SCA	7,312	1,121,226
Credit Agricole SA	50,264	690,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Danone SA	28,193	$1,922,140
Dassault Systemes SE	28,637	1,507,037
Electricite de France SA	19,893	249,978
Engie SA	78,906	1,032,342
EssilorLuxottica SA	12,324	2,355,031
Hermes International	1,368	1,887,477
Kering SA	3,238	2,299,824
L’Oreal SA	10,892	4,507,153
LVMH Moet Hennessy Louis Vuitton SE	11,986	8,585,136
Orange SA	85,979	929,851
Pernod Ricard SA	9,045	1,994,088
Safran SA	14,751	1,865,715
Sanofi	48,982	4,715,203
Sartorius Stedim Biotech	1,194	667,213
Societe Generale SA	34,949	1,094,422
Thales SA	4,604	446,383
TotalEnergies SE	107,863	5,155,630
Vinci SA	22,997	2,391,890
Worldline SA * ~	10,241	780,631

		59,734,895

Germany - 7.7%
adidas AG	8,221	2,583,502
Allianz SE	17,795	3,986,891
BASF SE	39,635	3,004,738
Bayer AG	42,402	2,301,389
Bayerische Motoren Werke AG	14,310	1,359,149
Beiersdorf AG	4,352	469,581
Continental AG *	4,748	515,436
Daimler AG	36,947	3,259,896
Deutsche Bank AG *	89,207	1,133,620
Deutsche Boerse AG	8,204	1,331,235
Deutsche Post AG	42,788	2,683,226
Deutsche Telekom AG	143,850	2,884,796
E.ON SE	96,952	1,183,367
Evonik Industries AG	8,927	279,926
Fresenius Medical Care AG & Co. KGaA	8,839	620,005
Fresenius SE & Co. KGaA	18,033	863,152
Hannover Rueck SE	2,601	452,941
Henkel AG & Co. KGaA	4,432	381,263
Infineon Technologies AG	56,393	2,306,370
Knorr-Bremse AG	3,148	336,809
Merck KGaA	5,581	1,207,950
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,041	1,648,403
SAP SE	45,086	6,096,940
Siemens AG	33,035	5,402,907
Siemens Energy AG *	17,235	461,027
Siemens Healthineers AG ~	12,167	789,096
Vitesco Technologies Group AG Class A *	47	2,753
Volkswagen AG	1,413	435,774
Vonovia SE	23,579	1,417,531

		49,399,673

Hong Kong - 2.4%
AIA Group Ltd.	522,200	6,007,598
CK Asset Holdings Ltd.	86,562	499,443
CK Infrastructure Holdings Ltd.	28,500	158,963
CLP Holdings Ltd.	71,000	683,618
Hang Seng Bank Ltd.	33,000	565,251
Henderson Land Development Co. Ltd.	64,000	244,379
Hong Kong & China Gas Co. Ltd.	483,150	729,988
Hong Kong Exchanges & Clearing Ltd.	52,000	3,195,426
Jardine Matheson Holdings Ltd.	9,300	491,582
Link REIT	89,600	767,275
MTR Corp. Ltd.	67,500	363,279
Sun Hung Kai Properties Ltd.	56,500	705,478
Swire Properties Ltd.	51,200	128,384
Techtronic Industries Co. Ltd.	59,500	1,175,812

		15,716,476

	Shares	Value
Ireland - 0.6%
CRH PLC	33,836	$1,596,885
Flutter Entertainment PLC *	7,193	1,426,601
Kerry Group PLC Class A	6,871	923,246

		3,946,732

Israel - 0.2%
Check Point Software Technologies Ltd. *	4,728	534,453
Teva Pharmaceutical Industries Ltd. ADR *	47,508	462,728
Wix.com Ltd. *	2,410	472,288

		1,469,469

Italy - 1.6%
Assicurazioni Generali SPA	47,683	1,009,887
Atlantia SPA *	21,451	404,816
Enel SPA	351,316	2,696,427
Eni SPA	109,174	1,455,857
Ferrari NV	5,446	1,136,579
Intesa Sanpaolo SPA	712,988	2,018,458
Snam SPA	87,070	481,661
UniCredit SPA	91,994	1,217,419

		10,421,104

Japan - 20.6%
Aeon Co. Ltd.	28,200	741,377
Aisin Corp.	6,400	231,915
Ajinomoto Co., Inc.	20,100	593,951
Asahi Group Holdings Ltd.	19,700	950,630
Asahi Kasei Corp.	54,100	579,739
Astellas Pharma, Inc.	80,400	1,323,308
Bandai Namco Holdings, Inc.	8,600	646,528
Bridgestone Corp.	24,700	1,168,586
Canon, Inc.	43,200	1,057,020
Central Japan Railway Co.	6,200	989,668
Chugai Pharmaceutical Co. Ltd.	29,000	1,061,222
Dai-ichi Life Holdings, Inc.	44,000	962,327
Daiichi Sankyo Co. Ltd.	75,700	2,012,193
Daikin Industries Ltd.	10,800	2,354,813
Daiwa House Industry Co. Ltd.	24,400	813,374
Denso Corp.	18,700	1,221,060
East Japan Railway Co.	13,000	918,751
Eisai Co. Ltd.	10,200	764,056
ENEOS Holdings, Inc.	132,400	537,856
FANUC Corp.	8,300	1,819,873
Fast Retailing Co. Ltd.	2,500	1,843,789
FUJIFILM Holdings Corp.	15,600	1,347,056
Fujitsu Ltd.	8,500	1,536,040
Hitachi Ltd.	41,800	2,472,917
Honda Motor Co. Ltd.	70,400	2,164,364
Hoya Corp.	16,000	2,496,300
ITOCHU Corp.	51,300	1,494,163
Japan Post Bank Co. Ltd.	17,600	150,964
Japan Post Holdings Co. Ltd.	68,000	571,586
Japan Tobacco, Inc.	51,900	1,016,942
Kao Corp.	20,800	1,237,882
KDDI Corp.	69,600	2,291,448
Keyence Corp.	8,400	5,013,716
Kirin Holdings Co. Ltd.	35,500	658,875
Komatsu Ltd.	37,800	905,250
Kubota Corp.	44,400	944,949
Kyocera Corp.	13,900	868,907
Kyowa Kirin Co. Ltd.	11,700	421,788
M3, Inc.	19,100	1,361,224
Makita Corp.	9,700	533,332
Marubeni Corp.	67,400	557,615
Mitsubishi Corp.	54,500	1,711,432

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Mitsubishi Electric Corp.	78,800	$1,095,130
Mitsubishi Estate Co. Ltd.	51,000	812,063
Mitsubishi UFJ Financial Group, Inc.	527,800	3,119,999
Mitsui & Co. Ltd.	65,500	1,432,287
Mitsui Fudosan Co. Ltd.	39,600	940,693
Mizuho Financial Group, Inc.	104,200	1,474,134
MS&AD Insurance Group Holdings, Inc.	19,200	642,177
Murata Manufacturing Co. Ltd.	24,800	2,193,621
NEC Corp.	10,600	574,425
Nexon Co. Ltd.	21,100	338,667
Nidec Corp.	19,300	2,127,632
Nintendo Co. Ltd.	4,800	2,293,837
Nippon Paint Holdings Co. Ltd.	30,900	336,506
Nippon Telegraph & Telephone Corp.	55,600	1,540,629
Nissan Motor Co. Ltd. *	100,100	500,246
Nitori Holdings Co. Ltd.	3,500	689,752
Nomura Holdings, Inc.	132,600	653,705
Nomura Research Institute Ltd.	14,500	532,972
NTT Data Corp.	27,300	527,824
Obic Co. Ltd.	3,000	570,474
Olympus Corp.	50,300	1,100,965
Omron Corp.	8,000	791,620
Ono Pharmaceutical Co. Ltd.	16,000	364,860
Oracle Corp. Japan	1,700	149,338
Oriental Land Co. Ltd.	8,600	1,391,271
ORIX Corp.	52,700	986,097
Otsuka Holdings Co. Ltd.	16,900	722,689
Panasonic Corp.	95,300	1,181,281
Rakuten Group, Inc.	37,600	366,252
Recruit Holdings Co. Ltd.	58,600	3,581,973
Renesas Electronics Corp. *	54,100	665,828
Secom Co. Ltd.	9,100	658,185
Sekisui House Ltd.	26,600	557,029
Seven & i Holdings Co. Ltd.	32,500	1,479,544
SG Holdings Co. Ltd.	13,900	393,245
Shimano, Inc.	3,200	934,998
Shin-Etsu Chemical Co. Ltd.	15,300	2,582,162
Shionogi & Co. Ltd.	11,400	780,095
Shiseido Co. Ltd.	17,300	1,162,723
SMC Corp.	2,500	1,559,775
Softbank Corp.	124,000	1,682,034
SoftBank Group Corp.	52,000	3,004,834
Sompo Holdings, Inc.	13,700	594,375
Sony Group Corp.	54,400	6,039,415
Subaru Corp.	26,600	491,561
Sumitomo Corp.	48,500	683,216
Sumitomo Mitsui Financial Group, Inc.	56,300	1,980,598
Sumitomo Mitsui Trust Holdings, Inc.	14,600	502,824
Sumitomo Realty & Development Co. Ltd.	13,400	489,785
Suntory Beverage & Food Ltd.	6,000	248,732
Suzuki Motor Corp.	15,900	710,397
Sysmex Corp.	7,200	894,301
Takeda Pharmaceutical Co. Ltd.	68,100	2,246,127
Terumo Corp.	27,900	1,317,392
Tokio Marine Holdings, Inc.	27,100	1,452,695
Tokyo Electron Ltd.	6,400	2,827,382
Toshiba Corp.	17,700	745,011
Toyota Industries Corp.	6,300	518,363
Toyota Motor Corp.	458,000	8,160,363
Toyota Tsusho Corp.	9,200	386,339
Unicharm Corp.	17,400	771,029
Z Holdings Corp.	115,700	740,487

		132,642,749

Luxembourg - 0.2%
ArcelorMittal SA	30,928	946,787

Macau - 0.1%
Galaxy Entertainment Group Ltd. *	94,000	482,317

	Shares	Value
Sands China Ltd. *	105,200	$215,292

		697,609

Netherlands - 5.5%
Adyen NV * ~	853	2,384,444
Akzo Nobel NV	8,218	897,937
ASML Holding NV	18,113	13,531,465
Heineken Holding	4,977	433,377
Heineken NV	11,198	1,168,789
ING Groep NV	168,490	2,449,592
JDE Peet’s	3,314	99,040
Koninklijke Ahold Delhaize NV	45,146	1,503,277
Koninklijke DSM NV	7,545	1,508,818
Koninklijke Philips NV	39,331	1,747,354
Royal Dutch Shell PLC Class A	179,114	3,983,347
Royal Dutch Shell PLC Class B	158,036	3,501,542
Universal Music Group NV *	30,759	823,580
Wolters Kluwer NV	11,559	1,225,214

		35,257,776

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	24,846	546,504
Xero Ltd. *	5,743	563,552

		1,110,056

Norway - 0.4%
DNB Bank ASA	40,237	914,776
Equinor ASA	42,381	1,077,783
Telenor ASA	30,312	510,211

		2,502,770

Portugal - 0.1%
EDP - Energias de Portugal SA	120,107	630,936

Singapore - 0.7%
DBS Group Holdings Ltd.	77,954	1,727,352
Oversea-Chinese Banking Corp. Ltd.	144,957	1,220,644
Singapore Telecommunications Ltd.	355,900	640,715
United Overseas Bank Ltd.	50,800	961,013

		4,549,724

South Africa - 0.3%
Anglo American PLC	55,928	1,960,201

Spain - 2.4%
Aena SME SA * ~	3,235	559,466
Amadeus IT Group SA *	19,438	1,278,472
Banco Bilbao Vizcaya Argentaria SA	287,613	1,898,420
Banco Santander SA	748,389	2,710,937
CaixaBank SA (SIBE)	191,394	593,517
Cellnex Telecom SA ~	21,991	1,357,725
EDP Renovaveis SA	12,355	306,550
Endesa SA	13,794	278,190
Ferrovial SA	20,602	601,345
Grifols SA	12,968	316,653
Iberdrola SA	255,733	2,572,783
Industria de Diseno Textil SA	47,072	1,732,049
Naturgy Energy Group SA	12,684	319,268
Telefonica SA	221,926	1,041,405

		15,566,780

Sweden - 2.6%
Assa Abloy AB Class B	43,274	1,255,232
Atlas Copco AB Class A	29,148	1,760,121
Atlas Copco AB Class B	16,689	848,245
EQT AB	12,774	530,423

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

	Shares	Value
Essity AB Class B	26,300	$815,668
Evolution AB ~	7,332	1,110,352
H & M Hennes & Mauritz AB Class B *	31,467	636,943
Hexagon AB Class B	85,197	1,317,826
Investor AB Class B	78,668	1,691,706
Sandvik AB	48,762	1,114,031
Skandinaviska Enskilda Banken AB Class A	70,290	990,620
Svenska Handelsbanken AB Class A	63,010	705,674
Swedbank AB Class A	39,117	788,781
Telefonaktiebolaget LM Ericsson Class B	126,075	1,422,999
Telia Co AB	114,788	472,207
Volvo AB Class A	8,367	189,051
Volvo AB Class B	62,025	1,384,800

		17,034,679

Switzerland - 9.5%
ABB Ltd.	74,871	2,504,571
Alcon, Inc.	21,578	1,747,186
Chocoladefabriken Lindt & Spruengli AG	54	1,030,742
Cie Financiere Richemont SA	22,530	2,335,957
Credit Suisse Group AG	110,120	1,087,574
Givaudan SA	399	1,819,077
Holcim Ltd.	22,556	1,086,861
Kuehne + Nagel International AG	2,347	801,268
Lonza Group AG	3,216	2,412,352
Nestle SA	124,414	14,990,645
Novartis AG	95,867	7,861,013
Partners Group Holding AG	980	1,529,425
Roche Holding AG	31,722	11,638,842
Schindler Holding AG	2,627	695,922
SGS SA	262	762,639
Sika AG	6,122	1,935,611
STMicroelectronics NV	29,491	1,287,627
Swisscom AG	1,116	642,237
UBS Group AG (XVTX)	158,300	2,526,723
Zurich Insurance Group AG	6,492	2,654,710

		61,350,982

Taiwan - 0.2%
Sea Ltd. ADR *	2,973	947,584

United Arab Emirates - 0.0%
NMC Health PLC *	4,009	782

United Kingdom - 9.9%
Associated British Foods PLC	15,419	383,821
AstraZeneca PLC	66,883	8,060,587
Aviva PLC	169,319	897,370
BAE Systems PLC	139,389	1,055,740
Barclays PLC	733,469	1,863,728
BP PLC	874,019	3,981,028
British American Tobacco PLC	94,159	3,291,282
BT Group PLC *	385,028	825,427
CK Hutchison Holdings Ltd.	116,500	777,186
Coca-Cola Europacific Partners PLC	8,820	487,658
Compass Group PLC *	76,963	1,573,984
Diageo PLC	100,999	4,889,867
Experian PLC	39,890	1,670,997
GlaxoSmithKline PLC	217,257	4,100,328
HSBC Holdings PLC	881,830	4,610,805
Imperial Brands PLC	40,860	854,654
Legal & General Group PLC	257,121	966,026
Lloyds Banking Group PLC	3,061,054	1,905,264
London Stock Exchange Group PLC	14,210	1,423,958
National Grid PLC	153,559	1,829,765
Natwest Group PLC	249,538	752,321
Prudential PLC	112,901	2,190,890
Reckitt Benckiser Group PLC	30,804	2,419,968

	Shares	Value
RELX PLC	83,525	$2,404,370
SSE PLC	46,678	982,811
Standard Chartered PLC	114,376	668,617
Tesco PLC	334,133	1,137,935
Unilever PLC	113,116	6,123,911
Vodafone Group PLC	1,206,439	1,835,828

		63,966,126

United States - 1.1%
Brookfield Renewable Corp. Class A	5,565	216,168
Schneider Electric SE	23,255	3,873,210
Stellantis	87,633	1,667,754
Swiss Re AG	12,985	1,108,272

		6,865,404

Total Common Stocks (Cost $535,822,838)		625,854,331

	Principal Amount
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
Fixed Income Clearing Corp. 0.000% due 10/01/21 (Dated 09/30/21, repurchase price of $9,261,092; collateralized by U.S. Treasury Notes: 1.250% due 09/30/28 and value $9,446,342)	$9,261,092	9,261,092

Total Short-Term Investment (Cost $9,261,092)		9,261,092

TOTAL INVESTMENTS - 99.1% (Cost $548,723,947)		639,173,086

DERIVATIVES - (0.1%)		(398,542)

OTHER ASSETS & LIABILITIES, NET - 1.0%		5,960,177

NET ASSETS - 100.0%		$644,734,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

September 30, 2021 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of September 30, 2021 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	12/21	116	$13,520,967	$13,148,600	($372,367)
S&P/TSX 60 Index	12/21	7	1,348,250	1,322,075	(26,175)

Total Futures Contracts					($398,542)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of September 30, 2021:

		Total Value at September 30, 2021	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$4,057,663	$-	$4,057,663	$-
	Common Stocks
	Australia	43,172,316	132,310	43,040,006	-
	Belgium	3,985,449	-	3,985,449	-
	Brazil	731,801	731,801	-	-
	Canada	65,852,219	65,852,219	-	-
	China	4,147,262	-	4,147,262	-
	Denmark	14,452,944	1,748,433	12,704,511	-
	Finland	6,793,046	-	6,793,046	-
	France	59,734,895	-	59,734,895	-
	Germany	49,399,673	1,420,284	47,979,389	-
	Hong Kong	15,716,476	128,384	15,588,092	-
	Ireland	3,946,732	923,246	3,023,486	-
	Israel	1,469,469	1,469,469	-	-
	Italy	10,421,104	-	10,421,104	-
	Japan	132,642,749	-	132,642,749	-
	Luxembourg	946,787	-	946,787	-
	Macau	697,609	-	697,609	-
	Netherlands	35,257,776	922,620	34,335,156	-
	New Zealand	1,110,056	-	1,110,056	-
	Norway	2,502,770	-	2,502,770	-
	Portugal	630,936	630,936	-	-
	Singapore	4,549,724	-	4,549,724	-
	South Africa	1,960,201	-	1,960,201	-
	Spain	15,566,780	2,540,394	13,026,386	-
	Sweden	17,034,679	-	17,034,679	-
	Switzerland	61,350,982	1,030,742	60,320,240	-
	Taiwan	947,584	947,584	-	-
	United Arab Emirates	782	-	782	-
	United Kingdom	63,966,126	487,658	63,478,468	-
	United States	6,865,404	216,168	6,649,236	-

	Total Common Stocks	625,854,331	79,182,248	546,672,083	-

	Short-Term Investment	9,261,092	-	9,261,092	-

	Total Assets	639,173,086	79,182,248	559,990,838	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(398,542)	(398,542)	-	-

	Total Liabilities	(398,542)	(398,542)	-	-

	Total	$638,774,544	$78,783,706	$559,990,838	$-

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 306

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

September 30, 2021 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of September 30, 2021. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
Y	Issuer filed bankruptcy and/or is in default as of September 30, 2021.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of September 30, 2021.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
±	Investments categorized as a significant unobservable input (Level 3).

Counterparty and Exchange Abbreviations:
ANZ	Australia & New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
BSC	Banco Santander Central Hispanico
CBOE	Chicago Board of Options Exchange
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
OCC	Options Clearing Corp
SCB	Standard Chartered Bank
SGN	Societe Generale
TDB	Toronto Dominion Bank
UBS	UBS

Reference Rate Abbreviations:
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
US FED	United States Federal Reserve Bank Rate
UST	United State Treasury Rate

Payment Frequency Abbreviations:
A	Annual
L	Lunar
M	Monthly
Q	Quarterly
S	Semiannual
Z	At Maturity

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
NY	New York Shares
PIK	Payment In Kind
PIPE	Private Investment in Public Equity
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
SPAC	Special Purpose Acquisition Company

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2021 (Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments

● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third-party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended September 30, 2021 is as follows:

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2021
						Ending Value	Share Balance
ESG Diversified
Pacific Funds ESG Core Bond	$-	$ 2,862,962	$ 1,593	$ 21	$ 5,078	$ 2,866,468	291,604

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond Class P	$ 59,703,352	$ 2,709,383	$ 3,909,097	$ 475,255	$ (358,027)	$ 58,620,866	5,134,240
PD Aggregate Bond Index Class P	227,234,373	15,953,375	6,795,201	1,474,020	(5,220,201)	232,646,366	16,651,039
PD High Yield Bond Market Class P	93,568,812	4,422,938	4,743,785	1,698,926	2,554,829	97,501,720	5,150,952
PD Large-Cap Growth Index Class P	75,866,016	3,451,208	36,207,439	19,371,324	(12,304,911)	50,176,198	680,865
PD Large-Cap Value Index Class P	69,080,173	2,166,142	23,675,016	9,919,924	27,319	57,518,542	1,428,901
PD Mid-Cap Index Class P	36,324,939	6,663,593	7,313,975	1,435,549	4,107,236	41,217,342	3,187,712
PD Small-Cap Growth Index Class P	3,377,781	10,923,958	1,369,258	562,659	(832,614)	12,662,526	267,926
PD Small-Cap Value Index Class P	3,360,409	17,877,064	2,267,139	998,129	(499,714)	19,468,749	557,166
PD Emerging Markets Index Class P	23,516,998	9,373,844	4,119,583	1,365,416	(1,492,745)	28,643,930	1,353,298
PD International Large-Cap Index Class P	53,013,195	1,537,335	14,884,941	5,148,712	(447,703)	44,366,598	1,860,426
Total	$ 645,046,048	$ 75,078,840	$ 105,285,434	$ 42,449,914	$ (14,466,531)	$ 642,822,837

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond Class P	$ 140,871,632	$ 6,659,799	$ 3,398,270	$ 410,773	$ (119,813)	$ 144,424,121	12,649,217
PD Aggregate Bond Index Class P	617,911,885	84,744,696	1,086,290	228,243	(9,375,452)	692,423,082	49,558,322
PD High Yield Bond Market Class P	279,755,179	29,689,939	1,616,102	611,502	13,049,009	321,489,527	16,984,083
PD Large-Cap Growth Index Class P	470,836,451	439,555	156,329,439	105,915,931	(57,331,511)	363,530,987	4,932,927
PD Large-Cap Value Index Class P	453,040,081	2,135,402	133,513,471	64,751,980	733,320	387,147,312	9,617,682
PD Mid-Cap Index Class P	226,356,499	53,630,299	14,787,015	2,834,860	33,814,588	301,849,231	23,344,745
PD Small-Cap Growth Index Class P	30,299,321	43,801,218	2,701,456	998,132	(1,877,287)	70,519,928	1,492,126
PD Small-Cap Value Index Class P	30,277,203	82,504,910	3,476,193	1,444,762	3,716,144	114,466,826	3,275,867
PD Emerging Markets Index Class P	144,334,894	16,050,967	7,864,100	2,662,948	(2,770,016)	152,414,693	7,200,917
PD International Large-Cap Index Class P	342,630,756	1,189,624	47,438,314	13,609,251	17,920,530	327,911,847	13,750,340
Total	$ 2,736,313,901	$ 320,846,409	$ 372,210,650	$ 193,468,382	$ (2,240,488)	$ 2,876,177,554
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond Class P	$ 18,721,433	$ 6,653,592	$ 78,410	$ 4,906	$ 43,369	$ 25,344,890	2,219,802
PD Aggregate Bond Index Class P	149,971,101	54,813,701	357,678	62,067	(2,526,774)	201,962,417	14,454,918
PD High Yield Bond Market Class P	81,627,085	24,005,720	256,375	79,870	4,098,223	109,554,523	5,787,694
PD Large-Cap Growth Index Class P	285,372,949	31,986,356	71,804,322	49,356,501	(16,035,316)	278,876,168	3,784,205
PD Large-Cap Value Index Class P	266,842,219	41,075,504	50,698,732	23,001,797	17,289,057	297,509,845	7,390,869
PD Mid-Cap Index Class P	139,294,527	67,517,240	364,201	59,087	23,612,612	230,119,265	17,797,215
PD Small-Cap Growth Index Class P	20,487,670	38,876,310	1,150,116	672,783	(1,328,159)	57,558,488	1,217,876
PD Small-Cap Value Index Class P	13,712,130	60,917,923	1,186,215	312,847	2,005,451	75,762,136	2,168,198
PD Emerging Markets Index Class P	77,273,542	33,243,655	1,067,979	353,366	(1,524,211)	108,278,373	5,115,672
PD International Large-Cap Index Class P	217,411,351	42,683,587	8,649,027	3,103,671	17,899,743	272,449,325	11,424,628
Total	$ 1,270,714,007	$ 401,773,588	$ 135,613,055	$ 77,006,895	$ 43,533,995	$ 1,657,415,430

Portfolio Optimization Conservative
Core Income Class P	$ 68,729,398	$ 1,109,397	$ 6,707,997	$ 1,058,249	$ (1,301,959)	$ 62,887,088	4,902,366
Diversified Bond Class P	470,040,121	23,300,986	44,257,649	12,295,761	(21,180,159)	440,199,060	27,220,490
Floating Rate Income Class P	25,121,951	274,193	10,684,369	1,847,368	(1,113,798)	15,445,345	1,110,267
High Yield Bond Class P	100,583,173	941,495	13,730,134	2,411,308	2,034,540	92,240,382	8,548,661
Inflation Managed Class P	50,343,089	652,497	6,702,443	1,317,928	400,438	46,011,509	3,116,554
Intermediate Bond Class P	129,953,152	19,033,879	12,515,720	(26,568)	(1,518,875)	134,925,868	13,474,609
Managed Bond Class P	253,767,130	3,973,677	51,471,048	6,714,932	(9,796,227)	203,188,464	12,403,128
Short Duration Bond Class P	250,967,822	4,019,758	39,863,910	4,129,287	(3,356,591)	215,896,366	19,170,704
Emerging Markets Debt Class P	41,927,637	26,343,499	7,077,677	1,538,929	(2,236,442)	60,495,946	4,741,374
Dividend Growth Class P	31,244,215	1,134,563	14,439,095	4,640,904	(1,557,413)	21,023,174	575,135
Equity Index Class P	17,699,653	605,760	10,426,364	3,546,228	(1,653,415)	9,771,862	87,689
Focused Growth Class P	-	9,298,183	2,444,309	253,735	1,041,363	8,148,972	131,252
Growth Class P	30,231,463	2,013,453	15,211,509	5,843,825	(2,873,503)	20,003,729	306,917
Large-Cap Growth Class P	22,668,418	1,444,364	13,274,055	5,351,476	(3,625,010)	12,565,193	457,429
Large-Cap Value Class P	31,279,919	1,547,436	20,751,384	7,211,305	(3,333,509)	15,953,767	453,394
Main Street Core Class P	13,472,292	424,135	8,581,204	3,126,645	(1,652,535)	6,789,333	97,157
Mid-Cap Equity Class P	10,045,998	987,200	3,094,373	1,100,773	33,180	9,072,778	224,642
Mid-Cap Growth Class P	11,680,220	10,178,760	6,063,719	2,550,997	(383,871)	17,962,387	532,656
Mid-Cap Value Class P	20,292,524	2,044,666	7,487,919	1,886,556	1,565,882	18,301,709	483,900
Small-Cap Equity Class P	-	18,018,954	2,256,210	14,822	(374,348)	15,403,218	407,977
Small-Cap Value Class P	-	18,216,317	2,763,826	66,095	23,009	15,541,595	433,823
Value Class P	13,505,811	5,004,770	4,509,036	523,838	1,554,832	16,080,215	760,343
Value Advantage Class P	25,348,693	1,626,602	13,853,795	3,709,084	742,668	17,573,252	753,324
Emerging Markets Class P	25,417,385	13,618,723	7,428,525	2,087,438	(3,364,785)	30,330,236	1,264,309
International Large-Cap Class P	16,685,807	1,081,298	4,046,651	1,403,743	(125,689)	14,998,508	1,073,208
International Value Class P	16,684,765	1,252,033	12,888,756	3,553,167	(873,393)	7,727,816	485,299
Total	$ 1,677,690,636	$ 168,146,598	$ 342,531,677	$ 78,157,825	$ (52,925,610)	$ 1,528,537,772

Portfolio Optimization Moderate-Conservative
Core Income Class P	$ 74,778,060	$ 9,300,231	$ 3,111,385	$ 554,893	$ (506,472)	$ 81,015,327	6,315,554
Diversified Bond Class P	519,170,547	83,571,596	28,725,999	8,296,136	(15,321,641)	566,990,639	35,060,872
Floating Rate Income Class P	34,959,953	19,495	13,031,643	1,241,098	(187,859)	23,001,044	1,653,398
High Yield Bond Class P	178,794,545	3,080	58,954,306	19,358,331	(13,252,558)	125,949,092	11,672,720
Inflation Managed Class P	67,538,008	2,824,693	4,480,547	960,376	1,654,746	68,497,276	4,639,610

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2021
						Ending Value	Share Balance
Intermediate Bond Class P	142,025,089	38,197,708	5,685,109	19,816	(1,206,538)	173,350,966	17,311,999
Managed Bond Class P	273,835,849	347,340	11,630,122	2,555,849	(4,970,739)	260,138,177	15,879,480
Short Duration Bond Class P	169,730,971	341,217	55,890,061	4,338,550	(3,915,275)	114,605,402	10,176,486
Emerging Markets Debt Class P	48,154,070	24,154,596	4,138,532	153,313	(1,030,704)	67,292,743	5,274,073
Dividend Growth Class P	81,566,993	14,097	26,203,976	8,983,580	(96,889)	64,263,805	1,758,076
Equity Index Class P	46,337,548	21,011	21,796,679	9,029,850	(3,668,469)	29,923,261	268,521
Focused Growth Class P	-	27,792,855	5,628,409	645,038	3,498,271	26,307,755	423,726
Growth Class P	77,267,184	229,146	24,470,839	11,689,000	(2,445,976)	62,268,515	955,385
Large-Cap Growth Class P	59,567,451	145,658	24,913,013	11,409,794	(5,882,309)	40,327,581	1,468,104
Large-Cap Value Class P	81,586,237	51,743	43,199,074	17,599,322	(6,933,049)	49,105,179	1,395,533
Main Street Core Class P	35,059,078	14,717	18,070,163	8,728,976	(4,583,733)	21,148,875	302,644
Mid-Cap Equity Class P	25,028,881	85,757	5,466,786	1,934,039	742,412	22,324,303	552,750
Mid-Cap Growth Class P	24,894,435	23,218,498	8,845,009	4,861,326	216,234	44,345,484	1,315,019
Mid-Cap Value Class P	49,440,478	135,786	13,216,724	4,358,858	3,946,270	44,664,668	1,180,940
Small-Cap Equity Class P	-	26,707,700	709,879	23,041	(680,471)	25,340,391	671,177
Small-Cap Growth Class P	6,368,246	32,336	1,360,038	773,848	(296,122)	5,518,270	131,735
Small-Cap Index Class P	12,713,197	113,941	3,283,758	1,108,851	447,611	11,099,842	315,382
Small-Cap Value Class P	6,377,535	18,765,645	2,430,572	698,643	1,058,961	24,470,212	683,054
Value Class P	36,483,578	16,248,508	6,946,031	2,813,776	3,278,196	51,878,027	2,453,019
Value Advantage Class P	69,101,307	89,401	27,745,630	11,370,397	1,105,740	53,921,215	2,311,477
Emerging Markets Class P	74,617,321	726,704	9,820,162	4,875,928	(7,290,366)	63,109,425	2,630,701
International Large-Cap Class P	73,593,124	166,611	12,911,564	3,548,487	1,960,339	66,356,997	4,748,130
International Small-Cap Class P	12,441,747	27,018	2,960,511	909,095	581,008	10,998,357	603,729
International Value Class P	73,732,809	259,182	40,865,916	3,329,441	8,908,216	45,363,732	2,848,797
Real Estate Class P	11,998,978	9,345	3,513,247	718,894	1,713,179	10,927,149	299,644
Total	$ 2,367,163,219	$ 273,615,615	$ 490,005,684	$ 146,888,546	$ (43,157,987)	$ 2,254,503,709

Portfolio Optimization Moderate
Core Income Class P	$ 263,705,687	$ 19,979,104	$ 7,480,772	$ 1,658,577	$ (1,813,949)	$ 276,048,647	21,519,387
Diversified Bond Class P	1,854,756,141	174,055,565	73,729,257	20,949,549	(50,108,761)	1,925,923,237	119,092,879
Floating Rate Income Class P	94,004,661	18,768	47,714,732	7,184,510	(4,702,323)	48,790,884	3,507,264
High Yield Bond Class P	443,904,246	33,153	26,627,174	10,388,993	10,024,619	437,723,837	40,567,405
Inflation Managed Class P	89,003,794	9,353,126	5,152,662	1,117,933	2,665,024	96,987,215	6,569,354
Intermediate Bond Class P	506,810,256	101,312,268	12,764,845	69,625	(5,027,549)	590,399,755	58,961,309
Managed Bond Class P	975,917,831	588,666	85,319,049	13,046,970	(22,953,182)	881,281,236	53,795,593
Short Duration Bond Class P	408,289,133	313,225	23,160,733	2,214,492	(901,361)	386,754,756	34,342,222
Emerging Markets Debt Class P	99,938,382	99,848,331	8,390,420	1,984,326	(2,459,277)	190,921,342	14,963,473
Dividend Growth Class P	516,737,613	-	153,388,488	51,966,142	5,368,600	420,683,867	11,508,722
Equity Index Class P	294,569,386	-	135,007,567	53,406,748	(19,066,361)	193,902,206	1,740,012
Focused Growth Class P	-	174,269,107	31,839,237	3,802,988	22,464,543	168,697,401	2,717,128
Growth Class P	566,294,458	134,791	214,380,593	98,160,053	(39,057,964)	411,150,745	6,308,283
Large-Cap Growth Class P	429,626,691	82,863	203,456,777	91,805,676	(57,203,067)	260,855,386	9,496,299
Large-Cap Value Class P	461,716,202	-	206,705,973	89,522,118	(25,745,173)	318,787,174	9,059,700
Main Street Core Class P	221,218,836	-	105,796,457	55,716,209	(28,721,839)	142,416,749	2,038,009
Mid-Cap Equity Class P	136,023,144	-	26,916,870	9,601,574	4,999,854	123,707,702	3,063,006
Mid-Cap Growth Class P	192,669,323	94,065,060	48,068,300	26,431,322	4,578,980	269,676,385	7,996,970
Mid-Cap Value Class P	243,108,728	-	61,039,253	25,041,676	16,043,267	223,154,418	5,900,236
Small-Cap Equity Class P	37,026,315	114,868,571	7,017,012	2,929,786	1,423,434	149,231,094	3,952,604
Small-Cap Growth Class P	21,338,556	870	4,038,858	2,520,236	(929,149)	18,891,655	450,990
Small-Cap Index Class P	64,179,461	33,560	15,958,621	8,420,230	(506,123)	56,168,507	1,595,926
Small-Cap Value Class P	37,615,219	113,515,039	10,501,605	3,382,849	6,957,601	150,969,103	4,214,103
Value Class P	207,627,373	125,771,881	34,656,733	12,071,062	25,155,511	335,969,094	15,886,081
Value Advantage Class P	391,921,989	-	116,873,647	46,405,670	27,658,184	349,112,196	14,965,627
Emerging Markets Class P	415,644,774	139,145	45,668,677	22,625,907	(36,861,820)	355,879,329	14,834,746
International Large-Cap Class P	357,854,206	-	54,292,515	15,600,171	11,411,177	330,573,039	23,653,928
International Small-Cap Class P	52,005,083	-	11,397,589	3,507,831	2,768,670	46,883,995	2,573,586
International Value Class P	360,110,661	136,863	134,253,807	9,246,872	53,722,911	288,963,500	18,146,622
Real Estate Class P	99,461,893	-	26,142,665	5,463,977	15,056,616	93,839,821	2,573,277
Total	$ 9,843,080,042	$ 1,028,519,956	$ 1,937,740,888	$ 696,244,072	$ (85,758,907)	$ 9,544,344,275

PACIFIC SELECT FUND

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

September 30, 2021 (Unaudited)

	Beginning Value as of January 1, 2021	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of September 30, 2021
						Ending Value	Share Balance
Portfolio Optimization Growth
Core Income Class P	$ 139,763,081	$ 23,802,940	$ 1,887,767	$ 414,284	$ (142,833)	$ 161,949,705	12,624,798
Diversified Bond Class P	1,014,282,757	146,577,223	23,439,744	6,668,731	(20,846,626)	1,123,242,341	69,457,682
Floating Rate Income Class P	76,568,456	-	34,749,738	5,225,075	(3,105,885)	43,937,908	3,158,415
High Yield Bond Class P	249,515,379	8,138,075	5,222,595	1,468,140	10,621,584	264,520,583	24,515,260
Intermediate Bond Class P	280,009,540	65,825,640	2,858,638	1,770	(2,563,316)	340,414,996	33,996,142
Managed Bond Class P	532,923,625	-	12,313,212	1,553,828	(6,338,412)	515,825,829	31,487,288
Short Duration Bond Class P	190,720,888	24,648,883	375,768	29,237	676,596	215,699,836	19,153,253
Emerging Markets Debt Class P	81,904,334	52,148,195	3,222,534	128,047	(1,378,749)	129,579,293	10,155,786
Dividend Growth Class P	585,222,442	-	141,583,657	53,862,939	13,843,076	511,344,800	13,988,949
Equity Index Class P	335,512,276	-	139,244,870	59,893,540	(19,423,118)	236,737,828	2,124,404
Focused Growth Class P	-	228,427,638	36,178,645	4,470,061	30,220,319	226,939,373	3,655,203
Growth Class P	662,662,022	-	191,332,009	90,536,221	(11,787,827)	550,078,407	8,439,849
Large-Cap Growth Class P	499,480,823	-	200,671,457	91,804,578	(46,355,279)	344,258,665	12,532,550
Large-Cap Value Class P	516,955,152	-	213,616,984	88,505,021	(15,813,045)	376,030,144	10,686,503
Main Street Core Class P	248,584,159	-	107,372,421	56,432,879	(25,053,131)	172,591,486	2,469,815
Mid-Cap Equity Class P	174,319,436	-	37,431,603	20,625,202	(2,059,796)	155,453,239	3,849,026
Mid-Cap Growth Class P	232,803,129	88,348,380	46,206,991	25,405,358	9,686,298	310,036,174	9,193,798
Mid-Cap Value Class P	321,972,391	-	67,315,463	28,774,113	26,103,700	309,534,741	8,184,145
Small-Cap Equity Class P	51,375,717	72,829,302	6,850,666	4,268,679	3,957,241	125,580,273	3,326,177
Small-Cap Growth Class P	51,649,686	-	12,251,790	8,038,352	(4,433,302)	43,002,946	1,026,585
Small-Cap Index Class P	85,267,083	-	12,124,174	6,285,507	3,938,428	83,366,844	2,368,717
Small-Cap Value Class P	47,657,315	76,037,632	8,989,365	3,872,365	9,085,848	127,663,795	3,563,566
Value Class P	233,288,089	149,118,106	28,720,216	10,047,326	32,647,923	396,381,228	18,742,629
Value Advantage Class P	437,584,460	-	109,330,845	41,287,626	42,753,828	412,295,069	17,674,130
Emerging Markets Class P	454,189,616	-	38,376,786	18,961,211	(35,610,331)	399,163,710	16,639,045
International Large-Cap Class P	467,633,391	9,861,160	42,480,158	18,743,151	18,440,540	472,198,084	33,787,812
International Small-Cap Class P	90,942,100	-	16,847,887	5,163,828	5,891,127	85,149,168	4,674,062
International Value Class P	473,519,609	-	163,900,373	12,530,512	70,768,389	392,918,137	24,674,870
Real Estate Class P	85,565,231	-	18,409,620	4,094,938	14,154,376	85,404,925	2,341,975
Total	$ 8,621,872,187	$ 945,763,174	$ 1,723,305,976	$ 669,092,519	$ 97,877,623	$ 8,611,299,527

Portfolio Optimization Aggressive-Growth
Core Income Class P	$ 16,158,686	$ 3,443,185	$ 216,183	$ 35,496	$ 9,814	$ 19,430,998	1,514,744
Diversified Bond Class P	115,388,304	22,418,197	2,468,178	435,367	(1,890,313)	133,883,377	8,278,916
Floating Rate Income Class P	8,527,764	345,189	8,982,765	1,273,603	(1,163,791)	-	-
High Yield Bond Class P	55,786,470	4,366,255	1,059,348	193,131	2,604,209	61,890,717	5,735,913
Intermediate Bond Class P	31,858,733	9,519,088	370,764	(1,772)	(254,623)	40,750,662	4,069,636
Managed Bond Class P	60,217,955	2,855,601	1,326,122	150,499	(636,738)	61,261,195	3,739,535
Short Duration Bond Class P	15,585,954	4,571,393	72,071	5,603	58,615	20,149,494	1,789,192
Emerging Markets Debt Class P	18,089,720	13,093,628	664,930	131,755	(372,416)	30,277,757	2,373,021
Dividend Growth Class P	141,765,471	5,416	25,269,199	10,732,728	6,560,941	133,795,357	3,660,263
Equity Index Class P	81,518,020	1	30,252,500	13,547,109	(3,331,426)	61,481,204	551,711
Focused Growth Class P	-	59,187,308	8,735,159	1,058,561	7,913,164	59,423,874	957,112
Growth Class P	159,052,453	1,596,266	38,565,928	19,429,689	790,971	142,303,451	2,183,361
Large-Cap Growth Class P	120,958,414	820,242	43,753,756	20,440,767	(8,639,577)	89,826,090	3,270,070
Large-Cap Value Class P	125,205,733	-	49,108,739	17,598,525	266,130	93,961,649	2,670,322
Main Street Core Class P	59,910,716	827	23,308,045	11,492,652	(3,673,472)	44,422,678	635,696
Mid-Cap Equity Class P	53,450,653	16,936	12,739,261	7,028,413	(1,348,432)	46,408,309	1,149,071
Mid-Cap Growth Class P	75,704,831	24,791,617	13,693,690	7,532,687	3,500,273	97,835,718	2,901,216
Mid-Cap Value Class P	95,480,788	27,037	14,869,138	6,367,553	10,177,766	97,184,006	2,569,560
Small-Cap Equity Class P	15,634,688	20,989,040	1,960,258	779,320	1,759,578	37,202,368	985,359
Small-Cap Growth Class P	19,961,224	13,557	5,208,733	2,066,195	(697,923)	16,134,320	385,166
Small-Cap Index Class P	23,221,238	4,372,566	2,930,050	1,519,465	1,127,722	27,310,941	775,991
Small-Cap Value Class P	14,852,020	21,546,523	2,711,005	1,165,344	2,876,702	37,729,584	1,053,172
Value Class P	56,562,323	37,780,284	6,129,677	1,566,873	8,922,034	98,701,837	4,667,052
Value Advantage Class P	105,300,475	13,838	23,458,001	8,829,766	11,630,005	102,316,083	4,386,052
Emerging Markets Class P	142,538,205	1,944,430	8,389,219	3,241,986	(8,831,096)	130,504,306	5,440,041
International Large-Cap Class P	140,096,911	151,703	20,066,474	6,747,723	3,664,957	130,594,820	9,344,623
International Small-Cap Class P	30,599,659	3,108	4,553,092	1,405,121	2,371,275	29,826,071	1,637,232
International Value Class P	141,362,356	427,645	34,865,840	4,848,548	20,794,011	132,566,720	8,325,059
Real Estate Class P	38,351,351	9,359	15,089,254	2,542,873	4,226,914	30,041,243	823,791
Total	$ 1,963,141,115	$ 234,310,239	$ 400,817,379	$ 152,165,580	$ 58,415,274	$2,007,214,829

As	of September 30, 2021, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Portfolio	Ownership Percentage
Hedged Equity	34.62%
ESG Diversified	68.38%